UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2018 are attached.

Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 102.9%
International Equity Fund - 15.5%
Transamerica International Equity Index VP (A)	1,707	$ 18,796

U.S. Equity Fund - 45.7%
Transamerica U.S. Equity Index VP (A)	4,916	55,159

U.S. Fixed Income Fund - 41.7%
Transamerica Core Bond (B)	5,155	50,310

Total Investment Companies (Cost $128,570)		124,265

Total Investments (Cost $128,570)		124,265
Net Other Assets (Liabilities) - (2.9)%		(3,529)

Net Assets - 100.0%		$ 120,736

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$124,265	$—	$—	$124,265

Total Investments	$124,265	$—	$—	$124,265

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Service Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 42.7%
Aerospace & Defense - 0.9%
Airbus SE	2,514	$ 291,015
Arconic, Inc.	4,133	95,224
BAE Systems PLC	10,735	87,830
Boeing Co.	2,400	786,912
Bombardier, Inc., Class B (A)	5,300	15,427
Elbit Systems, Ltd.	100	12,041
General Dynamics Corp.	1,300	287,170
Leonardo SpA	2,100	24,287
Lockheed Martin Corp.	1,200	405,516
Northrop Grumman Corp.	1,000	349,120
Raytheon Co.	1,400	302,148
Rockwell Collins, Inc.	700	94,395
Safran SA	1,448	153,676
Textron, Inc.	400	23,588
United Technologies Corp.	3,700	465,534

		3,393,883

Air Freight & Logistics - 0.2%
Bollore SA	8,800	46,943
CH Robinson Worldwide, Inc.	600	56,226
Deutsche Post AG	3,560	155,925
Expeditors International of Washington, Inc.	900	56,970
FedEx Corp.	1,300	312,143
United Parcel Service, Inc., Class B	2,600	272,116

		900,323

Airlines - 0.2%
American Airlines Group, Inc.	1,600	83,136
ANA Holdings, Inc.	500	19,351
Delta Air Lines, Inc.	3,400	186,354
Deutsche Lufthansa AG	1,600	51,148
easyJet PLC	2,300	51,846
International Consolidated Airlines Group SA	4,800	41,558
Japan Airlines Co., Ltd.	1,000	40,242
Ryanair Holdings PLC, ADR (A)	70	8,600
Singapore Airlines, Ltd.	2,000	16,619
United Continental Holdings, Inc. (A)	2,000	138,940

		637,794

Auto Components - 0.3%
Aisin Seiki Co., Ltd.	900	48,889
Aptiv PLC	1,700	144,449
Autoliv, Inc. (B)	300	43,782
BorgWarner, Inc.	1,000	50,230
Bridgestone Corp.	2,800	121,678
Cie Generale des Etablissements Michelin SCA	701	103,778
Continental AG	385	106,341
Denso Corp.	2,100	114,863
Koito Manufacturing Co., Ltd.	300	20,807
Magna International, Inc.	2,200	123,921
NGK Spark Plug Co., Ltd.	1,000	24,087
Nokian Renkaat OYJ (B)	350	15,895
Sumitomo Electric Industries, Ltd.	2,700	41,196
Sumitomo Rubber Industries, Ltd.	900	16,511
Toyoda Gosei Co., Ltd. (B)	800	18,601

	Shares	Value
COMMON STOCKS (continued)
Auto Components (continued)
Toyota Industries Corp. (B)	500	$ 30,262
Valeo SA	1,200	79,380

		1,104,670

Automobiles - 0.7%
Bayerische Motoren Werke AG	1,182	128,566
Daimler AG	4,103	349,576
Ferrari NV	292	35,102
Fiat Chrysler Automobiles NV (A)	6,026	122,908
Ford Motor Co.	12,800	141,824
General Motors Co.	5,963	216,695
Harley-Davidson, Inc.	700	30,016
Honda Motor Co., Ltd.	7,500	257,977
Isuzu Motors, Ltd.	2,500	38,344
Mazda Motor Corp. (B)	2,200	29,080
Mitsubishi Motors Corp. (B)	3,400	24,316
Nissan Motor Co., Ltd. (B)	10,500	108,942
Renault SA	805	97,685
Subaru Corp.	3,000	98,313
Suzuki Motor Corp. (B)	1,300	70,006
Tesla, Inc. (A)	558	148,500
Toyota Motor Corp.	10,200	654,246
Yamaha Motor Co., Ltd.	1,000	29,886

		2,581,982

Banks - 4.1%
ABN AMRO Group NV, CVA (C)	100	3,015
AIB Group PLC	2,300	13,845
Aozora Bank, Ltd.	500	19,900
Australia & New Zealand Banking Group, Ltd.	12,841	267,264
Banco Bilbao Vizcaya Argentaria SA	27,863	220,663
Banco de Sabadell SA	3,772	7,715
Banco Espirito Santo SA (A) (D) (E) (F) (G)	8,203	0
Banco Santander SA	69,665	455,984
Bank Hapoalim BM	1,671	11,491
Bank Leumi Le-Israel BM	6,697	40,453
Bank of America Corp.	39,200	1,175,608
Bank of Ireland Group PLC (A)	4,660	40,835
Bank of Montreal	2,699	203,878
Bank of Nova Scotia	5,200	320,311
Bankia SA (B)	12,024	53,939
Barclays PLC	64,908	189,668
BB&T Corp.	3,400	176,936
BNP Paribas SA	4,945	366,725
BOC Hong Kong Holdings, Ltd.	17,500	85,851
CaixaBank SA	8,700	41,479
Canadian Imperial Bank of Commerce (B)	1,800	158,882
CIT Group, Inc.	1,000	51,500
Citigroup, Inc.	10,611	716,243
Citizens Financial Group, Inc.	2,600	109,148
Commonwealth Bank of Australia	7,140	399,282
Credit Agricole SA	4,350	70,927
Danske Bank A/S	3,242	121,472
DBS Group Holdings, Ltd.	7,000	147,856
DNB ASA	4,574	90,095
Erste Group Bank AG	1,234	62,037
Fifth Third Bancorp	8,200	260,350
Fukuoka Financial Group, Inc.	3,000	16,155
Hang Seng Bank, Ltd.	2,800	65,057
HSBC Holdings PLC	78,583	737,950
ING Groep NV	16,960	286,203
Intesa Sanpaolo SpA	58,880	214,382
Japan Post Bank Co., Ltd. (B)	1,300	17,447
JPMorgan Chase & Co.	13,800	1,517,586
KBC Group NV	1,053	91,694

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
KeyCorp	4,700	$ 91,885
Lloyds Banking Group PLC	335,233	304,937
M&T Bank Corp.	1,000	184,360
Mebuki Financial Group, Inc.	3,500	13,453
Mediobanca Banca di Credito Finanziario SpA	1,088	12,791
Mitsubishi UFJ Financial Group, Inc.	49,700	325,557
Mizrahi Tefahot Bank, Ltd.	1,100	21,072
Mizuho Financial Group, Inc.	105,000	188,873
National Australia Bank, Ltd.	11,557	255,138
National Bank of Canada	1,400	65,895
Nordea Bank AB	13,099	140,159
Oversea-Chinese Banking Corp., Ltd.	12,000	118,212
PNC Financial Services Group, Inc.	1,900	287,356
Raiffeisen Bank International AG (A)	832	32,406
Regions Financial Corp.	5,500	102,190
Resona Holdings, Inc.	8,000	42,254
Royal Bank of Canada	5,700	440,303
Seven Bank, Ltd. (B)	5,320	16,949
Shinsei Bank, Ltd.	1,000	15,375
Shizuoka Bank, Ltd.	2,000	18,909
Skandinaviska Enskilda Banken AB, Class A (B)	5,953	62,544
Societe Generale SA	3,782	205,402
Standard Chartered PLC	14,639	146,717
Sumitomo Mitsui Financial Group, Inc.	5,300	222,052
Sumitomo Mitsui Trust Holdings, Inc.	1,400	56,668
Svenska Handelsbanken AB, A Shares	6,612	82,761
Swedbank AB, Class A	3,890	87,410
Toronto-Dominion Bank	7,200	408,578
UniCredit SpA (A)	8,855	185,079
United Overseas Bank, Ltd.	6,000	126,253
US Bancorp	6,900	348,450
Wells Fargo & Co.	18,400	964,344
Westpac Banking Corp.	14,817	328,188

		14,732,346

Beverages - 0.9%
Anheuser-Busch InBev SA	3,175	349,081
Asahi Group Holdings, Ltd.	1,400	74,562
Brown-Forman Corp., Class B	1,500	81,600
Carlsberg A/S, Class B	449	53,608
Coca-Cola Co.	18,900	820,827
Constellation Brands, Inc., Class A	600	136,752
Diageo PLC	10,637	359,740
Dr Pepper Snapple Group, Inc.	1,200	142,056
Heineken Holding NV	188	19,385
Heineken NV	1,100	118,310
Kirin Holdings Co., Ltd.	4,100	109,142
PepsiCo, Inc.	6,600	720,390
Pernod Ricard SA	983	163,589
Treasury Wine Estates, Ltd.	3,252	42,488

		3,191,530

Biotechnology - 1.0%
AbbVie, Inc.	6,700	634,155
Alexion Pharmaceuticals, Inc. (A)	808	90,060
Alkermes PLC (A)	643	37,268
Amgen, Inc.	3,333	568,210
Biogen, Inc. (A)	1,000	273,820
BioMarin Pharmaceutical, Inc. (A)	1,100	89,177
Celgene Corp. (A)	3,800	338,998
CSL, Ltd.	1,863	224,451
Genmab A/S (A)	200	43,089
Gilead Sciences, Inc.	6,500	490,035
Grifols SA	1,788	50,691

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Incyte Corp. (A)	1,300	$ 108,329
Regeneron Pharmaceuticals, Inc. (A)	400	137,744
Shire PLC	3,691	183,701
Vertex Pharmaceuticals, Inc. (A)	1,100	179,278

		3,449,006

Building Products - 0.2%
Asahi Glass Co., Ltd.	880	36,430
Assa Abloy AB, B Shares	4,407	95,524
Cie de Saint-Gobain	1,980	104,554
Daikin Industries, Ltd.	1,000	110,286
Geberit AG	200	88,444
Johnson Controls International PLC	4,300	151,532
LIXIL Group Corp.	1,400	31,262

		618,032

Capital Markets - 1.3%
Ameriprise Financial, Inc.	1,000	147,940
Amundi SA (C)	700	56,215
Bank of New York Mellon Corp.	5,000	257,650
BlackRock, Inc.	500	270,860
Brookfield Asset Management, Inc., Class A	3,800	148,124
Charles Schwab Corp.	5,000	261,100
CI Financial Corp. (B)	2,400	51,415
CME Group, Inc.	1,670	270,106
Credit Suisse Group AG (A)	12,128	203,690
Daiwa Securities Group, Inc.	7,000	44,649
Deutsche Bank AG	8,226	114,756
Deutsche Boerse AG	586	80,108
Franklin Resources, Inc.	3,400	117,912
Goldman Sachs Group, Inc.	1,700	428,162
Hong Kong Exchanges & Clearing, Ltd.	4,200	138,336
Intercontinental Exchange, Inc.	3,200	232,064
Invesco, Ltd.	1,500	48,015
London Stock Exchange Group PLC	1,500	86,854
Macquarie Group, Ltd.	1,200	95,685
Moody’s Corp.	1,000	161,300
Morgan Stanley	6,300	339,948
Natixis SA	7,300	59,899
Nomura Holdings, Inc.	15,400	89,052
S&P Global, Inc.	1,100	210,166
Schroders PLC	1,300	58,329
State Street Corp.	1,900	189,487
T. Rowe Price Group, Inc.	1,500	161,955
TD Ameritrade Holding Corp.	2,000	118,460
Thomson Reuters Corp.	1,600	61,834
UBS Group AG (A)	16,124	284,087

		4,788,158

Chemicals - 1.2%
Air Liquide SA	1,754	215,247
Air Products & Chemicals, Inc.	1,600	254,448
Air Water, Inc.	2,000	39,021
Akzo Nobel NV	1,323	125,001
Asahi Kasei Corp.	5,000	65,739
BASF SE	3,931	398,671
Celanese Corp., Series A	800	80,168
Chr Hansen Holding A/S	100	8,655
Covestro AG (C)	500	49,234
DowDuPont, Inc.	10,058	640,795
Eastman Chemical Co.	600	63,348
Ecolab, Inc.	600	82,242
EMS-Chemie Holding AG	200	126,522
FMC Corp.	600	45,942

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Frutarom Industries, Ltd.	200	$ 18,389
Hitachi Chemical Co., Ltd.	700	15,953
Incitec Pivot, Ltd.	7,463	20,311
Israel Chemicals, Ltd.	3,656	15,521
Johnson Matthey PLC	33	1,408
JSR Corp.	600	13,494
Kansai Paint Co., Ltd.	1,300	30,275
Koninklijke DSM NV	1,052	104,566
LANXESS AG	1,000	76,656
Linde AG	812	163,101
LyondellBasell Industries NV, Class A	2,726	288,084
Mitsubishi Chemical Holdings Corp.	6,000	58,108
Mitsubishi Gas Chemical Co., Inc.	1,000	23,956
Mitsui Chemicals, Inc.	800	25,224
Monsanto Co.	1,900	221,711
Mosaic Co.	2,000	48,560
Nissan Chemical Industries, Ltd.	1,000	41,539
Nitto Denko Corp.	700	52,484
Novozymes A/S, Class B	1,430	74,446
Nutrien, Ltd. (B)	2,372	112,105
Orica, Ltd.	841	11,576
PPG Industries, Inc.	800	89,280
Praxair, Inc.	1,100	158,730
Sherwin-Williams Co.	600	235,272
Shin-Etsu Chemical Co., Ltd.	1,700	175,823
Solvay SA	297	41,277
Sumitomo Chemical Co., Ltd.	5,000	29,134
Taiyo Nippon Sanso Corp. (B)	3,000	45,421
Toray Industries, Inc.	5,000	47,296
Umicore SA	586	31,043
Yara International ASA	701	29,954

		4,495,730

Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co., Ltd. (B)	1,500	30,986
Edenred	711	24,730
G4S PLC	15,300	53,250
Republic Services, Inc.	1,400	92,722
Secom Co., Ltd.	800	59,546
Securitas AB, Class B	1,600	27,243
Societe BIC SA	200	19,896
Stericycle, Inc. (A)	600	35,118
Toppan Printing Co., Ltd.	2,000	16,409
Waste Management, Inc.	1,900	159,828

		519,728

Communications Equipment - 0.4%
Cisco Systems, Inc.	22,700	973,603
F5 Networks, Inc. (A)	500	72,305
Juniper Networks, Inc.	1,800	43,794
Motorola Solutions, Inc.	2,213	233,029
Nokia OYJ	24,059	132,857
Telefonaktiebolaget LM Ericsson, B Shares (B)	10,276	65,437

		1,521,025

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	866	33,787
Bouygues SA	792	39,709
CIMIC Group, Ltd.	1,787	61,504
Ferrovial SA	2,900	60,632
Fluor Corp.	600	34,332
HOCHTIEF AG	300	56,079
JGC Corp. (B)	1,300	28,271

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Obayashi Corp.	2,800	$ 30,630
Taisei Corp.	1,040	52,780
Vinci SA	2,296	226,145

		623,869

Construction Materials - 0.1%
Boral, Ltd.	3,696	21,320
CRH PLC	3,421	115,876
Fletcher Building, Ltd.	3,130	13,724
HeidelbergCement AG	650	63,857
Imerys SA	300	29,155
James Hardie Industries PLC, CDI	700	12,423
LafargeHolcim, Ltd. (A)	1,394	76,384
Taiheiyo Cement Corp.	800	29,059

		361,798

Consumer Finance - 0.3%
Acom Co., Ltd. (A) (B)	7,500	33,410
American Express Co.	3,800	354,464
Capital One Financial Corp.	2,500	239,550
Credit Saison Co., Ltd.	600	9,851
Discover Financial Services	3,300	237,369
Synchrony Financial	4,543	152,327

		1,026,971

Containers & Packaging - 0.1%
Amcor, Ltd.	3,510	38,436
Ball Corp.	1,200	47,652
CCL Industries, Inc., Class B	1,000	50,483
Toyo Seikan Group Holdings, Ltd. (B)	1,600	23,788
WestRock Co.	1,400	89,838

		250,197

Distributors - 0.0% (H)
Genuine Parts Co.	600	53,904

Diversified Consumer Services - 0.0% (H)
Benesse Holdings, Inc. (B)	300	10,869

Diversified Financial Services - 0.4%
AMP, Ltd.	5,278	20,369
Berkshire Hathaway, Inc., Class B (A)	5,600	1,117,088
Challenger, Ltd.	4,200	37,615
Groupe Bruxelles Lambert SA	429	49,066
Investor AB, B Shares	1,891	84,005
Kinnevik AB, B Shares	699	25,254
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,120	35,890
Onex Corp.	100	7,212
ORIX Corp.	5,460	96,290
Standard Life Aberdeen PLC	24,358	122,951
Wendel SA (A)	200	31,186

		1,626,926

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	25,330	903,015
BCE, Inc.	1,149	49,444
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	15,942
BT Group PLC	33,088	105,611
Deutsche Telekom AG	14,611	239,046
Elisa OYJ	564	25,509
Iliad SA	123	25,464
Koninklijke KPN NV	13,289	39,960
Nippon Telegraph & Telephone Corp.	2,900	133,546
Orange SA	8,100	137,683

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
PCCW, Ltd.	36,000	$ 20,893
Proximus SADP	242	7,524
Singapore Telecommunications, Ltd.	35,000	90,395
Spark New Zealand, Ltd.	4,216	10,230
Swisscom AG (B)	129	63,997
TDC A/S (A)	2,494	20,667
Telecom Italia SpA (A)	49,323	46,832
Telecom Italia SpA	1,422	1,184
Telefonica SA	17,172	170,120
Telenor ASA	2,858	64,994
Telia Co. AB	10,340	48,719
Telstra Corp., Ltd. (B)	15,830	38,319
Verizon Communications, Inc.	17,493	836,515

		3,095,609

Electric Utilities - 0.7%
American Electric Power Co., Inc.	2,000	137,180
Chubu Electric Power Co., Inc.	2,300	32,488
Chugoku Electric Power Co., Inc. (B)	1,700	20,482
CLP Holdings, Ltd.	8,500	86,666
Duke Energy Corp.	3,296	255,341
EDP - Energias de Portugal SA	10,120	38,452
Electricite de France SA	1,316	19,054
Enel SpA	39,844	243,814
Entergy Corp.	600	47,268
Eversource Energy	2,461	145,002
Exelon Corp.	3,078	120,073
FirstEnergy Corp.	1,066	36,255
Fortis, Inc.	1,300	43,883
Fortum OYJ (B)	1,987	42,687
HK Electric Investments & HK Electric Investments, Ltd. (B) (C)	19,000	18,376
Hydro One, Ltd. (C)	2,900	47,090
Iberdrola SA	25,845	190,048
Kansai Electric Power Co., Inc.	2,700	34,687
Kyushu Electric Power Co., Inc.	3,500	41,708
NextEra Energy, Inc.	1,700	277,661
Orsted A/S (C)	700	45,543
PG&E Corp.	3,100	136,183
Power Assets Holdings, Ltd.	5,000	44,667
PPL Corp.	2,900	82,041
Southern Co.	3,100	138,446
SSE PLC	4,598	82,485
Tohoku Electric Power Co., Inc. (B)	1,300	17,361

		2,424,941

Electrical Equipment - 0.4%
ABB, Ltd.	7,949	189,013
AMETEK, Inc.	1,050	79,769
Eaton Corp. PLC	1,994	159,341
Emerson Electric Co.	2,700	184,410
Legrand SA	1,171	91,877
Mitsubishi Electric Corp.	8,000	127,926
Nidec Corp.	1,000	154,034
OSRAM Licht AG	351	25,829
Prysmian SpA	896	28,136
Rockwell Automation, Inc.	500	87,100
Schneider Electric SE	2,582	227,374
Vestas Wind Systems A/S	1,000	71,552

		1,426,361

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd. (B)	600	14,706
Amphenol Corp., Class A	1,200	103,356
Hexagon AB, B Shares	1,072	63,987

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Hirose Electric Co., Ltd. (B)	315	$ 43,281
Hitachi High-Technologies Corp.	500	23,777
Hitachi, Ltd.	22,700	164,439
Keyence Corp.	400	248,259
Kyocera Corp.	1,200	67,711
Murata Manufacturing Co., Ltd.	900	123,237
Nippon Electric Glass Co., Ltd.	300	8,909
Omron Corp. (B)	600	35,299
TDK Corp.	500	45,064
TE Connectivity, Ltd.	800	79,920
Yaskawa Electric Corp.	1,100	49,880

		1,071,825

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co.	3,000	83,310
Halliburton Co.	3,900	183,066
Schlumberger, Ltd.	7,429	481,251
TechnipFMC PLC	2,662	78,396
Tenaris SA (B)	3,718	64,269

		890,292

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	1,935	281,233
Ascendas Real Estate Investment Trust	8,000	16,114
Boston Properties, Inc.	1,200	147,864
British Land Co. PLC	8,400	75,721
CapitaLand Commercial Trust	11,000	15,420
CapitaLand Mall Trust	7,000	11,143
Crown Castle International Corp.	1,500	164,415
Digital Realty Trust, Inc.	500	52,690
Equinix, Inc.	300	125,442
Equity Residential	2,300	141,726
Essex Property Trust, Inc.	269	64,743
Federal Realty Investment Trust	500	58,055
Fonciere Des Regions	400	44,127
Gecina SA	5	868
GGP, Inc.	6,114	125,092
GPT Group	7,080	25,948
HCP, Inc.	3,100	72,013
Host Hotels & Resorts, Inc.	7,000	130,480
Japan Retail Fund Investment Corp.	25	47,977
Kimco Realty Corp.	1,900	27,360
Klepierre SA	1,069	43,088
Land Securities Group PLC	3,979	52,351
Link REIT	10,500	90,003
Macerich Co.	600	33,612
Mirvac Group	20,200	33,570
Nippon Building Fund, Inc.	4	22,104
Prologis, Inc.	200	12,598
Public Storage	1,000	200,390
RioCan Real Estate Investment Trust	1,500	27,524
SBA Communications Corp. (A)	700	119,644
Scentre Group	31,774	93,762
Simon Property Group, Inc.	1,413	218,097
SL Green Realty Corp.	700	67,781
Stockland	15,671	48,626
Suntec Real Estate Investment Trust	14,000	20,298
Unibail-Rodamco SE	369	84,288
Ventas, Inc.	2,200	108,966
VEREIT, Inc.	3,301	22,975
Vornado Realty Trust	1,300	87,490
Welltower, Inc.	2,000	108,860
Westfield Corp.	7,948	52,132
Weyerhaeuser Co.	6,300	220,500

		3,397,090

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.7%
Aeon Co., Ltd.	2,200	$ 39,274
Alimentation Couche-Tard, Inc., Class B	1,900	85,049
Carrefour SA	640	13,274
Costco Wholesale Corp.	2,100	395,703
CVS Health Corp.	4,700	292,387
FamilyMart UNY Holdings Co., Ltd.	700	58,945
George Weston, Ltd.	400	32,202
ICA Gruppen AB (B)	1,000	35,453
Jeronimo Martins SGPS SA	1,149	20,899
Koninklijke Ahold Delhaize NV	4,421	104,760
Kroger Co.	3,200	76,608
Lawson, Inc.	500	34,068
Loblaw Cos., Ltd.	909	45,924
Metro, Inc. (B)	200	6,380
Seven & i Holdings Co., Ltd.	3,200	137,257
Tesco PLC	34,088	98,658
Walgreens Boots Alliance, Inc.	3,700	242,239
Walmart, Inc.	6,200	551,614
Wesfarmers, Ltd.	4,891	156,731
Woolworths Group, Ltd.	5,314	107,858

		2,535,283

Food Products - 0.7%
Ajinomoto Co., Inc.	3,000	54,274
Bunge, Ltd.	600	44,364
Campbell Soup Co. (B)	1,100	47,641
Chocoladefabriken Lindt & Spruengli AG (A)	1	72,792
Conagra Brands, Inc.	1,500	55,320
Danone SA	2,555	207,165
Golden Agri-Resources, Ltd.	16,000	4,289
Hormel Foods Corp. (B)	3,400	116,688
J.M. Smucker, Co.	500	62,005
Kerry Group PLC, Class A	540	54,750
Kikkoman Corp.	1,000	40,224
Kraft Heinz Co.	2,033	126,636
Marine Harvest ASA	1,700	34,363
MEIJI Holdings Co., Ltd. (B)	600	45,674
Mondelez International, Inc., Class A	6,100	254,553
Nestle SA	12,862	1,016,632
NH Foods, Ltd.	100	4,098
Orkla ASA	3,187	34,346
Saputo, Inc.	1,000	32,095
Toyo Suisan Kaisha, Ltd.	1,000	38,767
WH Group, Ltd. (C)	40,000	42,859
Wilmar International, Ltd.	8,000	19,504
Yakult Honsha Co., Ltd.	600	44,378

		2,453,417

Gas Utilities - 0.1%
APA Group	4,694	28,582
Gas Natural SDG SA	2,960	70,649
Hong Kong & China Gas Co., Ltd.	30,388	62,622
Osaka Gas Co., Ltd. (B)	1,400	27,624
Toho Gas Co., Ltd.	720	22,127
Tokyo Gas Co., Ltd.	1,800	47,730

		259,334

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	8,528	510,998
Baxter International, Inc.	2,000	130,080
Becton Dickinson and Co.	900	195,030
Cochlear, Ltd.	100	14,045
Danaher Corp.	2,100	205,611

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	2,100	$ 105,651
Edwards Lifesciences Corp. (A)	800	111,616
Essilor International Cie Generale d’Optique SA	964	130,044
Fisher & Paykel Healthcare Corp., Ltd.	2,400	22,991
Getinge AB, Class B	903	10,283
Hoya Corp.	1,600	79,771
Intuitive Surgical, Inc. (A)	600	247,698
Koninklijke Philips NV	3,632	139,076
Medtronic PLC	5,712	458,217
Olympus Corp. (B)	1,200	45,562
Smith & Nephew PLC	434	8,119
Stryker Corp.	1,300	209,196
Sysmex Corp. (B)	600	54,358
Terumo Corp.	1,400	73,549
William Demant Holding A/S (A)	1,400	52,150
Zimmer Biomet Holdings, Inc.	1,200	130,848

		2,934,893

Health Care Providers & Services - 0.8%
Aetna, Inc.	1,600	270,400
AmerisourceBergen Corp.	1,000	86,210
Anthem, Inc.	1,600	351,520
Cigna Corp.	1,300	218,062
DaVita, Inc. (A)	1,200	79,128
Express Scripts Holding Co. (A)	2,928	202,266
Fresenius Medical Care AG & Co. KGaA	1,268	129,504
Fresenius SE & Co. KGaA	1,644	125,708
Humana, Inc.	600	161,298
Laboratory Corp. of America Holdings (A)	400	64,700
McKesson Corp.	1,000	140,870
Medipal Holdings Corp.	900	18,439
Ramsay Health Care, Ltd. (B)	22	1,060
Ryman Healthcare, Ltd.	1,600	12,313
Sonic Healthcare, Ltd.	3,610	63,876
Suzuken Co., Ltd.	100	4,131
UnitedHealth Group, Inc.	4,300	920,200

		2,849,685

Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure, Ltd.	3,600	67,214
Carnival PLC	1,600	102,981
Chipotle Mexican Grill, Inc. (A)	136	43,943
Compass Group PLC	7,057	144,097
Crown Resorts, Ltd.	2,958	29,051
Galaxy Entertainment Group, Ltd.	11,400	104,637
Genting Singapore PLC	36,000	29,859
Hilton Worldwide Holdings, Inc.	900	70,884
Las Vegas Sands Corp.	2,300	165,370
Marriott International, Inc., Class A	1,300	176,774
McDonald’s Corp.	3,400	531,692
McDonald’s Holdings Co. Japan, Ltd.	400	18,721
MGM China Holdings, Ltd.	10,000	26,009
Oriental Land Co., Ltd.	800	81,688
Paddy Power Betfair PLC	368	37,787
Restaurant Brands International, Inc.	1,000	56,910
Sands China, Ltd.	10,000	54,343
SJM Holdings, Ltd.	20,000	17,522
Sodexo SA	250	25,162
Starbucks Corp.	6,700	387,863
TUI AG	100	2,144
Whitbread PLC	1,300	67,479
Wynn Macau, Ltd.	9,161	33,577

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts, Ltd.	625	$ 113,975
Yum! Brands, Inc.	1,700	144,721

		2,534,403

Household Durables - 0.2%
Electrolux AB, Series B	977	30,853
Garmin, Ltd.	800	47,144
Husqvarna AB, Class B	700	6,767
Iida Group Holdings Co., Ltd. (B)	1,600	29,893
Newell Brands, Inc.	1,700	43,316
Nikon Corp.	1,200	21,382
Panasonic Corp.	9,500	135,797
Rinnai Corp. (B)	200	18,984
Sekisui Chemical Co., Ltd.	900	15,699
Sekisui House, Ltd.	3,000	54,753
Sharp Corp. (A)	600	17,932
Sony Corp.	4,900	236,976
Techtronic Industries Co., Ltd.	1,912	11,222

		670,718

Household Products - 0.5%
Church & Dwight Co., Inc.	1,800	90,648
Clorox Co.	600	79,866
Colgate-Palmolive Co.	3,400	243,712
Essity AB, Class B (A)	2,423	67,149
Henkel AG & Co. KGaA	564	71,055
Kimberly-Clark Corp.	1,400	154,182
Procter & Gamble Co.	11,600	919,648
Reckitt Benckiser Group PLC	2,937	247,906
Unicharm Corp.	1,500	42,700

		1,916,866

Independent Power & Renewable Electricity Producers - 0.0% (H)
AES Corp.	3,000	34,110
Meridian Energy, Ltd.	7,600	15,720

		49,830

Industrial Conglomerates - 0.7%
3M Co.	2,800	614,656
CK Hutchison Holdings, Ltd.	12,156	146,057
General Electric Co.	36,005	485,347
Honeywell International, Inc.	3,300	476,883
Jardine Matheson Holdings, Ltd.	1,100	67,789
Jardine Strategic Holdings, Ltd.	1,000	38,444
Keppel Corp., Ltd.	5,200	31,092
Roper Technologies, Inc.	400	112,276
Seibu Holdings, Inc.	1,300	22,627
Sembcorp Industries, Ltd.	8,000	19,132
Siemens AG	3,519	449,015
Smiths Group PLC	3,680	78,279
Toshiba Corp. (A)	25,500	73,812

		2,615,409

Insurance - 1.6%
Ageas	501	25,854
AIA Group, Ltd.	49,600	424,014
Allianz SE	1,904	430,413
Allstate Corp.	1,200	113,760
American International Group, Inc.	5,920	322,166
Aon PLC	1,100	154,363
Arch Capital Group, Ltd. (A)	300	25,677
Assicurazioni Generali SpA	4,281	82,290
Aviva PLC	17,697	123,509
Brighthouse Financial, Inc. (A)	363	18,658

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb, Ltd.	1,821	$ 249,058
CNP Assurances	2,400	60,586
Dai-ichi Life Holdings, Inc.	4,700	85,802
Direct Line Insurance Group PLC	700	3,748
Everest Re Group, Ltd.	100	25,682
Fairfax Financial Holdings, Ltd.	100	50,690
Great-West Lifeco, Inc.	1,000	25,521
Hannover Rueck SE	600	81,859
Hartford Financial Services Group, Inc.	1,800	92,736
Insurance Australia Group, Ltd.	14,101	81,644
Japan Post Holdings Co., Ltd.	6,400	77,049
Legal & General Group PLC	24,800	89,857
Lincoln National Corp.	400	29,224
Loews Corp.	2,700	134,271
Manulife Financial Corp.	7,900	146,675
Mapfre SA	2,680	8,916
Marsh & McLennan Cos., Inc.	2,000	165,180
MetLife, Inc.	4,000	183,560
MS&AD Insurance Group Holdings, Inc.	2,100	66,214
Muenchener Rueckversicherungs-Gesellschaft AG	631	146,734
NN Group NV	2,600	115,518
Old Mutual PLC	21,089	70,962
Poste Italiane SpA (C)	3,200	29,230
Power Corp. of Canada	2,000	45,640
Principal Financial Group, Inc.	1,400	85,274
Prudential Financial, Inc.	2,000	207,100
Prudential PLC	11,309	282,597
RenaissanceRe Holdings, Ltd.	200	27,702
Sampo OYJ, Class A	1,811	100,896
SCOR SE	1,574	64,259
Sompo Holdings, Inc. (B)	1,700	68,412
Sun Life Financial, Inc.	2,500	102,670
Suncorp Group, Ltd.	5,451	56,219
Swiss Life Holding AG (A)	300	106,910
Swiss Re AG	1,463	149,324
T&D Holdings, Inc.	2,000	31,737
Tokio Marine Holdings, Inc.	3,100	137,949
Travelers Cos., Inc.	1,600	222,176
Tryg A/S	60	1,398
UnipolSai Assicurazioni SpA (B)	13,078	31,096
XL Group, Ltd.	2,500	138,150
Zurich Insurance Group AG (A)	709	233,872

		5,834,801

Internet & Catalog Retail - 0.0% (H)
Zalando SE (A) (C)	1,100	60,026

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (A)	1,700	2,460,478
Booking Holdings, Inc. (A)	200	416,078
Liberty Interactive Corp QVC Group, Series A (A)	2,000	50,340
Netflix, Inc. (A)	2,000	590,700
Start Today Co., Ltd.	800	21,367

		3,538,963

Internet Software & Services - 1.2%
Alphabet, Inc., Class A (A)	1,200	1,244,568
Alphabet, Inc., Class C (A)	1,203	1,241,243
eBay, Inc. (A)	4,200	169,008
Facebook, Inc., Class A (A)	9,745	1,557,154
Twitter, Inc. (A)	4,828	140,060
United Internet AG	300	18,903

		4,370,936

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.2%
Accenture PLC, Class A	2,300	$ 353,050
Amadeus IT Group SA	1,607	118,923
Atos SE	313	42,884
Automatic Data Processing, Inc.	2,100	238,308
Capgemini SE	792	98,821
CGI Group, Inc., Class A (A)	1,300	74,972
Cognizant Technology Solutions Corp., Class A	3,200	257,600
Computershare, Ltd.	1,370	18,372
Fidelity National Information Services, Inc.	1,100	105,930
Fiserv, Inc. (A)	2,000	142,620
FleetCor Technologies, Inc. (A)	400	81,000
Fujitsu, Ltd.	7,000	43,077
International Business Machines Corp.	3,500	537,005
Mastercard, Inc., Class A	4,000	700,640
Nomura Research Institute, Ltd.	800	37,893
NTT Data Corp.	6,055	64,417
Paychex, Inc.	3,700	227,883
PayPal Holdings, Inc. (A)	4,200	318,654
Visa, Inc., Class A	7,200	861,264
Western Union Co.	2,100	40,383

		4,363,696

Leisure Products - 0.0% (H)
Mattel, Inc. (B)	2,600	34,190
Sankyo Co., Ltd.	300	10,573
Sega Sammy Holdings, Inc. (B)	2,200	34,838
Shimano, Inc.	300	43,250
Yamaha Corp. (B)	700	30,755

		153,606

Life Sciences Tools & Services - 0.1%
Illumina, Inc. (A)	700	165,494
Lonza Group AG (A)	142	33,489
Thermo Fisher Scientific, Inc.	1,500	309,690

		508,673

Machinery - 0.9%
Alfa Laval AB	700	16,589
Amada Holdings Co., Ltd.	3,000	36,427
Andritz AG	400	22,367
Atlas Copco AB, A Shares	3,127	135,811
Atlas Copco AB, B Shares	1,598	62,395
Caterpillar, Inc.	2,300	338,974
CNH Industrial NV	3,146	38,875
Deere & Co.	1,600	248,512
Dover Corp.	1,300	127,686
FANUC Corp.	800	202,697
Fortive Corp.	2,150	166,668
Hino Motors, Ltd. (B)	2,000	25,732
Hitachi Construction Machinery Co., Ltd. (B)	200	7,716
Hoshizaki Corp.	300	26,333
Illinois Tool Works, Inc.	1,800	281,988
JTEKT Corp.	1,200	17,774
Kawasaki Heavy Industries, Ltd.	700	22,631
Komatsu, Ltd.	4,000	133,340
Kone OYJ, Class B	1,488	74,263
Kubota Corp.	5,000	87,496
Kurita Water Industries, Ltd.	500	15,859
Makita Corp.	600	29,322
MAN SE	400	46,644
Mitsubishi Heavy Industries, Ltd.	1,500	57,432
Nabtesco Corp.	600	23,147
NGK Insulators, Ltd. (B)	1,400	24,130

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
NSK, Ltd. (B)	2,000	$ 26,803
PACCAR, Inc.	2,800	185,276
Pentair PLC	263	17,918
Sandvik AB	5,023	92,027
SMC Corp.	300	121,432
Stanley Black & Decker, Inc.	500	76,600
Sumitomo Heavy Industries, Ltd.	800	30,337
THK Co., Ltd.	1,000	41,351
Volvo AB, Class B (B)	7,096	129,888
Wartsila OYJ Abp	1,761	38,910
Weir Group PLC	2,900	81,292

		3,112,642

Marine - 0.0% (H)
AP Moller - Maersk A/S, Class A	14	20,625
AP Moller - Maersk A/S, Class B	30	46,817
Keuhne & Nagel International AG (A)	443	69,775
Mitsui O.S.K. Lines, Ltd.	700	20,131
Nippon Yusen KK (B)	1,100	22,206

		179,554

Media - 1.0%
Altice NV, Class A (A) (B)	1,200	9,917
Axel Springer SE	700	58,557
CBS Corp., Class B	1,500	77,085
Charter Communications, Inc., Class A (A)	863	268,583
Comcast Corp., Class A	20,800	710,736
Dentsu, Inc.	1,300	57,056
Discovery Communications, Inc., Class A (A) (B)	2,000	42,860
Discovery Communications, Inc., Class C (A)	2,952	57,623
DISH Network Corp., Class A (A)	3,200	121,248
Eutelsat Communications SA	1,278	25,331
JCDecaux SA	15	522
Lagardere SCA	1,800	51,415
Liberty Global PLC, Class A (A)	2,200	68,882
Liberty Global PLC, Series C (A)	2,200	66,946
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	600	24,660
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	1,200	49,020
News Corp., Class A	1,524	24,079
Omnicom Group, Inc.	2,300	167,141
Pearson PLC	7,530	79,388
Publicis Groupe SA	701	48,812
Singapore Press Holdings, Ltd. (B)	7,000	13,506
Sirius XM Holdings, Inc. (B)	6,832	42,632
Sky PLC	4,495	81,863
Telenet Group Holding NV (A)	200	13,369
Time Warner, Inc.	3,500	331,030
Toho Co., Ltd.	1,100	36,493
Twenty-First Century Fox, Inc., Class B	400	14,548
Viacom, Inc., Class B	3,700	114,922
Vivendi SA	5,666	146,946
Walt Disney Co.	7,200	723,168
WPP PLC	5,810	92,330

		3,620,668

Metals & Mining - 0.7%
Agnico Eagle Mines, Ltd.	1,300	54,690
Anglo American PLC (B)	4,851	113,002
Antofagasta PLC	5,815	75,181
ArcelorMittal (A)	519	16,485
Barrick Gold Corp.	4,200	52,323
BHP Billiton PLC	7,679	151,762

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
BHP Billiton, Ltd.	13,601	$ 301,473
Boliden AB	1,192	41,945
First Quantum Minerals, Ltd.	3,948	55,435
Fortescue Metals Group, Ltd. (B)	24,092	81,158
Franco-Nevada Corp.	1,100	75,049
Glencore PLC (A)	56,702	281,765
JFE Holdings, Inc.	2,100	42,304
Kinross Gold Corp. (A)	6,433	25,415
Kobe Steel, Ltd. (A)	900	9,016
Mitsubishi Materials Corp.	400	12,030
Newcrest Mining, Ltd.	3,252	49,049
Newmont Mining Corp.	6,400	250,048
Nippon Steel & Sumitomo Metal Corp. (B)	3,100	68,072
Norsk Hydro ASA	5,754	34,131
Nucor Corp.	2,400	146,616
Randgold Resources, Ltd.	700	58,153
Rio Tinto PLC	4,842	245,703
Rio Tinto, Ltd.	1,626	92,117
South32, Ltd.	13,380	33,626
Sumitomo Metal Mining Co., Ltd.	1,000	42,103
Teck Resources, Ltd., Class B	2,100	54,083
thyssenkrupp AG	2,686	70,137
Turquoise Hill Resources, Ltd. (A)	16,445	50,292
voestalpine AG	563	29,533
Wheaton Precious Metals Corp.	1,500	30,562

		2,643,258

Mortgage Real Estate Investment Trusts - 0.0% (H)
AGNC Investment Corp.	1,500	28,380
Annaly Capital Management, Inc.	600	6,258

		34,638

Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	55,813
Ameren Corp.	1,100	62,293
Canadian Utilities, Ltd., Class A	600	16,016
CenterPoint Energy, Inc.	1,900	52,060
Centrica PLC	21,915	43,722
CMS Energy Corp.	3,100	140,399
Consolidated Edison, Inc.	1,600	124,704
Dominion Energy, Inc.	2,400	161,832
DTE Energy Co.	700	73,080
E.ON SE	8,854	98,386
Engie SA	7,410	123,735
Innogy SE (C)	1,100	52,139
National Grid PLC	15,210	171,211
Public Service Enterprise Group, Inc.	2,800	140,672
RWE AG (A)	1,736	42,911
SCANA Corp.	1,500	56,325
Sempra Energy	1,090	121,230
Veolia Environnement SA	2,882	68,469
WEC Energy Group, Inc.	2,600	163,020

		1,768,017

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A	400	52,594
Dollar Tree, Inc. (A)	973	92,338
Dollarama, Inc.	400	48,614
Isetan Mitsukoshi Holdings, Ltd. (B)	1,200	13,240
Kohl’s Corp.	800	52,408
Macy’s, Inc.	3,200	95,168
Marks & Spencer Group PLC	13,300	50,519
Next PLC	1,400	93,589
Nordstrom, Inc.	700	33,887

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail (continued)
Ryohin Keikaku Co., Ltd.	95	$ 31,874
Target Corp.	2,300	159,689

		723,920

Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	100	6,041
Apache Corp.	3,400	130,832
BP PLC	81,568	550,184
Canadian Natural Resources, Ltd.	4,700	147,747
Chevron Corp.	8,300	946,532
ConocoPhillips	5,300	314,237
Crescent Point Energy Corp. (B)	4,600	31,277
Devon Energy Corp.	4,400	139,876
Enagas SA	700	19,169
Enbridge, Inc.	7,600	239,028
Encana Corp.	3,100	34,096
Eni SpA	10,808	190,386
EOG Resources, Inc.	2,200	231,594
EQT Corp.	600	28,506
Exxon Mobil Corp.	17,115	1,276,950
Galp Energia SGPS SA	2,135	40,263
Hess Corp.	3,000	151,860
Idemitsu Kosan Co., Ltd.	300	11,405
Imperial Oil, Ltd.	900	23,835
Inpex Corp.	3,200	39,577
JXTG Holdings, Inc.	15,650	94,675
Keyera Corp.	600	15,606
Kinder Morgan, Inc.	8,156	122,829
Lundin Petroleum AB (A)	1,096	27,688
Marathon Oil Corp.	1,600	25,808
Marathon Petroleum Corp.	2,000	146,220
Neste OYJ (B)	497	34,594
Noble Energy, Inc.	2,600	78,780
Occidental Petroleum Corp.	2,900	188,384
Oil Search, Ltd.	8,200	45,549
OMV AG	597	34,821
ONEOK, Inc.	2,500	142,300
Origin Energy, Ltd. (A)	8,100	54,664
Pembina Pipeline Corp.	1,900	59,285
Phillips 66	2,500	239,800
Pioneer Natural Resources Co.	500	85,890
PrairieSky Royalty, Ltd. (B)	94	2,055
Range Resources Corp.	600	8,724
Repsol SA	5,028	89,376
Royal Dutch Shell PLC, Class A	17,581	556,237
Royal Dutch Shell PLC, Class B	14,528	467,489
Santos, Ltd. (A)	9,852	38,856
Seven Generations Energy, Ltd., Class A (A)	1,500	18,629
Showa Shell Sekiyu KK	200	2,709
Statoil ASA	4,735	112,068
Suncor Energy, Inc.	7,600	262,447
TOTAL SA	9,576	548,893
Tourmaline Oil Corp.	1,724	29,239
TransCanada Corp. (B)	4,000	165,421
Valero Energy Corp.	1,600	148,432
Vermilion Energy, Inc. (B)	500	16,121
Williams Cos., Inc.	3,000	74,580
Woodside Petroleum, Ltd. (B)	3,268	74,109

		8,565,673

Paper & Forest Products - 0.0% (H)
Mondi PLC	200	5,376
Stora Enso OYJ, Class R (B)	1,863	34,254
UPM-Kymmene OYJ (B)	2,088	77,410

		117,040

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.4%
Beiersdorf AG	86	$ 9,746
Coty, Inc., Class A	2,253	41,230
Kao Corp.	2,200	165,013
L’Oreal SA	1,086	245,282
Shiseido Co., Ltd.	1,600	102,446
Unilever NV, CVA	6,902	389,586
Unilever PLC	5,838	323,791

		1,277,094

Pharmaceuticals - 2.3%
Allergan PLC	1,368	230,221
Astellas Pharma, Inc.	9,500	144,100
AstraZeneca PLC	5,530	380,139
Bayer AG	3,529	397,837
Bristol-Myers Squibb Co.	7,300	461,725
Chugai Pharmaceutical Co., Ltd.	700	35,393
Daiichi Sankyo Co., Ltd.	2,400	79,530
Eisai Co., Ltd.	900	57,355
Eli Lilly & Co.	3,800	294,006
GlaxoSmithKline PLC	21,269	413,066
Hisamitsu Pharmaceutical Co., Inc.	300	23,232
Johnson & Johnson	11,194	1,434,511
Merck & Co., Inc.	12,900	702,663
Novartis AG	9,228	746,369
Novo Nordisk A/S, Class B	7,330	360,532
Ono Pharmaceutical Co., Ltd.	2,000	61,914
Orion OYJ, Class B	352	10,776
Otsuka Holdings Co., Ltd.	1,800	90,148
Perrigo Co. PLC	588	49,004
Pfizer, Inc.	27,000	958,230
Recordati SpA	100	3,690
Roche Holding AG	3,125	716,866
Sanofi	4,764	382,264
Shionogi & Co., Ltd. (B)	1,400	72,247
Sumitomo Dainippon Pharma Co., Ltd. (B)	2,000	33,570
Taisho Pharmaceutical Holdings Co., Ltd.	201	19,759
Takeda Pharmaceutical Co., Ltd.	3,300	160,743
UCB SA	505	41,126
Valeant Pharmaceuticals International, Inc. (A)	1,400	22,287

		8,383,303

Professional Services - 0.2%
Bureau Veritas SA	2,084	54,172
Capita PLC	4,652	9,402
Experian PLC	3,140	67,908
Intertek Group PLC	1,100	72,004
Randstad Holding NV (B)	1,500	98,790
Recruit Holdings Co., Ltd.	5,100	126,751
RELX NV	5,546	114,962
RELX PLC	6,093	125,161
SGS SA	28	68,878

		738,028

Real Estate Management & Development - 0.3%
Azrieli Group, Ltd.	200	9,614
CapitaLand, Ltd.	11,000	30,123
City Developments, Ltd.	2,362	23,535
CK Asset Holdings, Ltd.	12,156	102,585
Daito Trust Construction Co., Ltd. (B)	300	51,849
Daiwa House Industry Co., Ltd. (B)	3,000	115,596
Deutsche Wohnen SE	1,600	74,656
Henderson Land Development Co., Ltd.	3,885	25,474

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Hongkong Land Holdings, Ltd.	5,000	$ 34,545
Hulic Co., Ltd.	5,300	57,829
Hysan Development Co., Ltd.	4,389	23,292
Kerry Properties, Ltd.	1,000	4,522
LendLease Group	4,700	63,013
Mitsubishi Estate Co., Ltd.	5,200	87,893
Mitsui Fudosan Co., Ltd. (B)	4,200	101,897
Sino Land Co., Ltd.	15,200	24,637
Sumitomo Realty & Development Co., Ltd.	1,900	70,265
Sun Hung Kai Properties, Ltd.	7,000	111,111
Swire Pacific, Ltd., Class A	2,500	25,316
Swire Properties, Ltd.	8,000	28,137
Vonovia SE	2,080	103,147
Wharf Holdings, Ltd.	6,000	20,774
Wharf Real Estate Investment Co., Ltd. (A)	6,000	39,218

		1,229,028

Road & Rail - 0.5%
Canadian National Railway Co.	2,900	211,949
Canadian Pacific Railway, Ltd.	700	123,445
Central Japan Railway Co.	618	116,915
CSX Corp.	4,400	245,124
DSV A/S	915	72,238
East Japan Railway Co.	1,400	129,757
Hankyu Hanshin Holdings, Inc.	1,100	40,783
Kansas City Southern	500	54,925
Keikyu Corp. (B)	1,500	26,079
Keisei Electric Railway Co., Ltd.	800	24,585
Kintetsu Group Holdings Co., Ltd.	700	27,268
MTR Corp., Ltd.	4,000	21,593
Norfolk Southern Corp.	800	108,624
Odakyu Electric Railway Co., Ltd.	1,000	20,234
Tobu Railway Co., Ltd.	800	24,097
Tokyu Corp.	1,500	23,373
Union Pacific Corp.	3,400	457,062
West Japan Railway Co. (B)	720	50,282

		1,778,333

Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	5,000	278,050
ASM Pacific Technology, Ltd.	1,178	16,596
ASML Holding NV	1,528	302,992
Broadcom, Ltd.	1,750	412,388
Infineon Technologies AG	4,149	111,580
Intel Corp.	21,300	1,109,304
KLA-Tencor Corp.	700	76,307
Lam Research Corp.	1,400	284,424
Marvell Technology Group, Ltd.	2,500	52,500
Maxim Integrated Products, Inc.	1,300	78,286
Micron Technology, Inc. (A)	4,400	229,416
NVIDIA Corp.	2,500	578,975
NXP Semiconductors NV (A)	1,500	175,500
QUALCOMM, Inc.	7,300	404,493
Rohm Co., Ltd.	400	38,081
Skyworks Solutions, Inc.	1,300	130,338
STMicroelectronics NV (B)	3,600	80,113
Texas Instruments, Inc.	4,200	436,338
Tokyo Electron, Ltd.	700	131,672
Xilinx, Inc.	1,100	79,464

		5,006,817

Software - 1.8%
Activision Blizzard, Inc.	3,600	242,856
Adobe Systems, Inc. (A)	2,100	453,768
Blackberry, Ltd. (A)	1,700	19,542

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
CA, Inc.	1,500	$ 50,850
Citrix Systems, Inc. (A)	1,300	120,640
Constellation Software, Inc.	100	67,850
Dassault Systemes SE	500	67,997
Dell Technologies, Inc., Class V (A)	824	60,325
Electronic Arts, Inc. (A)	1,100	133,364
Intuit, Inc.	1,000	173,350
LINE Corp. (A)	800	31,653
Micro Focus International PLC	1,500	20,946
Microsoft Corp.	28,600	2,610,322
Nexon Co., Ltd. (A)	2,000	33,081
Nice, Ltd.	271	25,321
Nintendo Co., Ltd.	500	220,197
Open Text Corp.	1,200	41,746
Oracle Corp.	14,433	660,310
Oracle Corp.	700	56,905
Red Hat, Inc. (A)	600	89,706
Sage Group PLC	7,890	70,895
salesforce.com, Inc. (A)	3,600	418,680
SAP SE	4,435	465,594
Symantec Corp.	6,900	178,365
Trend Micro, Inc.	400	23,871
Workday, Inc., Class A (A)	900	114,399

		6,452,533

Specialty Retail - 0.7%
ABC-Mart, Inc.	400	26,352
AutoZone, Inc. (A)	300	194,607
Fast Retailing Co., Ltd.	200	81,274
Gap, Inc.	4,000	124,800
Hennes & Mauritz AB, B Shares (B)	3,974	59,368
Home Depot, Inc.	5,000	891,200
Industria de Diseno Textil SA	4,660	146,504
Kingfisher PLC	10,833	44,440
L Brands, Inc.	2,400	91,704
Lowe’s Cos., Inc.	4,500	394,875
Nitori Holdings Co., Ltd.	450	79,529
O’Reilly Automotive, Inc. (A)	400	98,952
Tiffany & Co.	500	48,830
TJX Cos., Inc.	2,700	220,212

		2,502,647

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	20,158	3,382,109
Brother Industries, Ltd.	2,200	51,131
Canon, Inc.	4,800	173,811
FUJIFILM Holdings Corp.	1,700	67,821
Hewlett Packard Enterprise Co.	7,200	126,288
HP, Inc.	7,200	157,824
Konica Minolta, Inc. (B)	1,500	12,857
NEC Corp.	700	19,677
NetApp, Inc.	3,400	209,746
Seagate Technology PLC	2,800	163,856
Western Digital Corp.	1,538	141,911
Xerox Corp.	1,200	34,536

		4,541,567

Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	924	224,807
Burberry Group PLC	3,000	71,510
Cie Financiere Richemont SA	1,908	171,456
Gildan Activewear, Inc.	100	2,888
Hermes International	100	59,275
Kering SA	340	163,070
Li & Fung, Ltd.	20,000	9,860

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc. (A)	234	$ 20,854
Luxottica Group SpA	371	23,048
LVMH Moet Hennessy Louis Vuitton SE	1,261	388,606
Michael Kors Holdings, Ltd. (A)	830	51,526
NIKE, Inc., Class B	5,200	345,488
Pandora A/S	500	54,098
Ralph Lauren Corp.	700	78,260
Swatch Group AG	446	97,443
Tapestry, Inc.	2,400	126,264

		1,888,453

Tobacco - 0.6%
Altria Group, Inc.	8,700	542,184
British American Tobacco PLC	9,352	540,610
Imperial Brands PLC	3,581	121,931
Japan Tobacco, Inc.	4,678	134,794
Philip Morris International, Inc.	7,200	715,680

		2,055,199

Trading Companies & Distributors - 0.3%
Ashtead Group PLC	2,800	76,347
Bunzl PLC	2,400	70,575
Fastenal Co.	2,700	147,393
Ferguson PLC	30	2,256
Finning International, Inc.	500	12,058
ITOCHU Corp. (B)	6,000	116,526
Marubeni Corp.	6,400	46,308
Mitsubishi Corp.	6,900	185,591
Mitsui & Co., Ltd.	7,400	126,747
Sumitomo Corp.	5,500	92,576
WW Grainger, Inc.	600	169,362

		1,045,739

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	54,184
Aena SME SA (C)	300	60,493
Aeroports de Paris	224	48,801
Atlantia SpA	2,254	69,843
Auckland International Airport, Ltd.	4,656	20,660
Hutchison Port Holdings Trust	36,000	10,665
Kamigumi Co., Ltd.	1,000	22,330
SATS, Ltd.	4,000	15,719
Sydney Airport (B)	10,336	53,590
Transurban Group	12,477	110,030

		466,315

Water Utilities - 0.0% (H)
American Water Works Co., Inc.	1,100	90,343
Severn Trent PLC	1,500	38,833

		129,176

Wireless Telecommunication Services - 0.3%
KDDI Corp.	7,354	187,746
Millicom International Cellular SA, SDR	429	29,358
NTT DOCOMO, Inc.	5,800	148,073
Rogers Communications, Inc., Class B	1,700	75,925
SoftBank Group Corp.	3,000	224,144
Sprint Corp. (A) (B)	15,500	75,640

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Tele2 AB, Class B	210	$ 2,529
Vodafone Group PLC	98,842	270,435

		1,013,850

Total Common Stocks (Cost $100,276,559)		155,118,890

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE,
1.48% (I)	698	58,184
Volkswagen AG,
1.24% (I)	699	139,321

		197,505

Household Products - 0.0% (H)
Henkel AG & Co. KGaA,
1.50% (I)	744	97,801

Total Preferred Stocks (Cost $215,457)		295,306

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 700,000	692,357
Mercedes-Benz Auto Lease Trust
Series 2016-A, Class A3,
1.52%, 03/15/2019	149,610	149,481
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A,
2.04%, 03/15/2022	280,000	278,628

Total Asset-Backed Securities (Cost $1,129,362)		1,120,466

CORPORATE DEBT SECURITIES - 14.7%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.
4.07%, 12/15/2042	185,000	182,632
Raytheon Co.
2.50%, 12/15/2022	170,000	166,240
United Technologies Corp.
4.50%, 06/01/2042	220,000	223,475

		572,347

Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	165,613

Automobiles - 0.1%
Ford Motor Co.
4.75%, 01/15/2043	416,000	379,359

Banks - 2.6%
Bank of America Corp.
4.10%, 07/24/2023	355,000	366,469
4.13%, 01/22/2024, MTN	825,000	849,194
Fixed until 01/20/2047, 4.44% (J), 01/20/2048, MTN	197,000	205,658
5.63%, 07/01/2020, MTN	205,000	216,246
5.65%, 05/01/2018, MTN	90,000	90,227

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC
5.14%, 10/14/2020	$ 110,000	$ 113,598
Barclays PLC
3.65%, 03/16/2025	525,000	505,748
BNP Paribas SA
5.00%, 01/15/2021	85,000	89,466
Citigroup, Inc.
3.50%, 05/15/2023	385,000	380,396
3.75%, 06/16/2024	490,000	492,332
3.88%, 10/25/2023	848,000	857,160
6.13%, 08/25/2036	172,000	203,513
Commonwealth Bank of Australia
4.32%, 01/10/2048 (C)	200,000	196,126
Cooperatieve Rabobank UA
2.25%, 01/14/2020, MTN	250,000	246,785
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	258,853
HSBC Holdings PLC
2.95%, 05/25/2021	510,000	504,897
4.25%, 03/14/2024	296,000	297,560
6.50%, 05/02/2036	403,000	498,867
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	385,054
3.63%, 05/13/2024	480,000	478,850
4.40%, 07/22/2020	540,000	556,661
4.63%, 05/10/2021	53,000	55,246
Kreditanstalt fuer Wiederaufbau
4.50%, 07/16/2018	310,000	312,146
Mellon Capital IV
3-Month LIBOR + 0.57%, 4.00% (J), 04/30/2018 (B) (K)	115,000	104,111
PNC Bank NA
4.20%, 11/01/2025	550,000	568,115
Wells Fargo & Co.
3.45%, 02/13/2023	175,000	172,572
4.10%, 06/03/2026, MTN	393,000	390,575
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	51,541

		9,447,966

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	575,000	571,578
3.70%, 02/01/2024	470,000	477,889
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	114,272
5.38%, 01/15/2020	50,000	52,307
Coca-Cola Co.
3.30%, 09/01/2021	140,000	141,486
Diageo Capital PLC
4.83%, 07/15/2020	445,000	463,854
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	180,943

		2,002,329

Biotechnology - 0.3%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	217,063
Amgen, Inc.
4.66%, 06/15/2051	168,000	173,421
5.70%, 02/01/2019	85,000	87,060

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Biogen, Inc.
5.20%, 09/15/2045	$ 80,000	$ 87,358
Celgene Corp.
3.88%, 08/15/2025	490,000	485,450

		1,050,352

Capital Markets - 0.9%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	145,395
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	520,000	507,860
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	371,278
4.00%, 03/03/2024	842,000	854,956
6.00%, 06/15/2020, MTN	50,000	52,909
6.13%, 02/15/2033	95,000	114,178
Morgan Stanley
3.88%, 04/29/2024	565,000	569,919
4.38%, 01/22/2047	194,000	198,526
4.88%, 11/01/2022	345,000	361,512
5.50%, 07/24/2020, MTN	200,000	210,081

		3,386,614

Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	50,000	51,295
4.38%, 11/15/2042	510,000	507,728
8.55%, 05/15/2019	80,000	84,914
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	366,336
Ecolab, Inc.
5.50%, 12/08/2041	130,000	154,656
LYB International Finance II BV
3.50%, 03/02/2027	517,000	496,169
Mosaic Co.
5.63%, 11/15/2043	124,000	129,648
Praxair, Inc.
3.55%, 11/07/2042 (B)	160,000	154,671

		1,945,417

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	145,000	150,420
Republic Services, Inc.
3.80%, 05/15/2018	115,000	115,113

		265,533

Communications Equipment - 0.2%
Cisco Systems, Inc.
3.63%, 03/04/2024	460,000	468,924
5.90%, 02/15/2039	160,000	209,077
Motorola Solutions, Inc.
7.50%, 05/15/2025	4,000	4,699

		682,700

Consumer Finance - 0.1%
American Express Co.
8.13%, 05/20/2019	75,000	79,425
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	91,799
4.75%, 07/15/2021	80,000	83,425

		254,649

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	$ 532,000	$ 492,022

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (B)	200,000	206,139
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	488,000	477,045
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	154,987

		838,171

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3.40%, 05/15/2025	509,000	490,446
3.90%, 08/14/2027	1,030,000	1,037,091
4.55%, 03/09/2049	97,000	90,658
5.35%, 09/01/2040	10,000	10,496
British Telecommunications PLC
9.13%, 12/15/2030	102,000	149,037
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (C)	470,000	509,905
6.00%, 07/08/2019	75,000	77,955
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	77,903
Verizon Communications, Inc.
3.50%, 11/01/2024	665,000	658,270
4.60%, 04/01/2021	220,000	229,337
5.15%, 09/15/2023	260,000	280,511
5.50%, 03/16/2047	276,000	305,844

		3,917,453

Electric Utilities - 0.9%
AEP Texas, Inc.
6.65%, 02/15/2033	85,000	109,012
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	107,277
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	371,000	472,824
Duke Energy Carolinas LLC
4.25%, 12/15/2041	455,000	473,153
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	103,265
Exelon Corp.
5.15%, 12/01/2020	90,000	93,692
Florida Power & Light Co.
4.13%, 02/01/2042	115,000	119,551
Georgia Power Co.
5.40%, 06/01/2018	50,000	50,205
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	100,000	101,585
Pacific Gas & Electric Co.
3.50%, 06/15/2025	475,000	463,517
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	169,530
Southern California Edison Co.
4.00%, 04/01/2047	239,000	238,285
5.55%, 01/15/2036	400,000	478,799

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
TECO Finance, Inc.
5.15%, 03/15/2020	$ 75,000	$ 77,654
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	94,321

		3,152,670

Electronic Equipment, Instruments & Components - 0.0% (H)
Corning, Inc.
4.75%, 03/15/2042	155,000	165,490

Equity Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	93,673
Welltower, Inc.
4.95%, 01/15/2021	175,000	182,250

		275,923

Food & Staples Retailing - 0.1%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	65,531
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	162,656

		228,187

Food Products - 0.3%
Kraft Heinz Foods Co.
3.00%, 06/01/2026	534,000	492,902
5.38%, 02/10/2020	78,000	81,192
Tyson Foods, Inc.
3.95%, 08/15/2024	470,000	472,906

		1,047,000

Gas Utilities - 0.0% (H)
CenterPoint Energy Resources Corp.
4.10%, 09/01/2047	108,000	105,406

Health Care Equipment & Supplies - 0.0% (H)
Medtronic, Inc.
4.50%, 03/15/2042	135,000	143,982

Health Care Providers & Services - 0.1%
Anthem, Inc.
4.55%, 03/01/2048	173,000	175,118
Cigna Corp.
4.50%, 03/15/2021	75,000	77,392
UnitedHealth Group, Inc.
4.25%, 04/15/2047	212,000	216,582

		469,092

Hotels, Restaurants & Leisure - 0.0% (H)
McDonald’s Corp.
5.00%, 02/01/2019, MTN	85,000	86,690

Household Durables - 0.1%
Newell Brands, Inc.
3.90%, 11/01/2025	490,000	475,069

Household Products - 0.0% (H)
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	117,589

Independent Power & Renewable Electricity Producers - 0.0% (H)
Exelon Generation Co. LLC
4.00%, 10/01/2020	145,000	147,317

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.0% (H)
General Electric Co.
5.63%, 05/01/2018, MTN	$ 140,000	$ 140,322

Insurance - 0.9%
American International Group, Inc.
6.25%, 05/01/2036	181,000	215,547
6.40%, 12/15/2020	70,000	75,478
Aon Corp.
5.00%, 09/30/2020	75,000	78,309
Chubb INA Holdings, Inc.
6.70%, 05/15/2036	355,000	477,763
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	430,000	449,573
Marsh & McLennan Cos., Inc.
4.35%, 01/30/2047	204,000	209,513
4.80%, 07/15/2021	55,000	57,655
MetLife, Inc.
6.40%, 12/15/2066	441,000	483,446
7.72%, 02/15/2019	145,000	151,087
Prudential Financial, Inc.
3.50%, 05/15/2024, MTN	399,000	397,938
5.38%, 06/21/2020, MTN	90,000	94,625
Fixed until 06/15/2023, 5.63% (J), 06/15/2043	475,000	498,156
XLIT, Ltd.
5.75%, 10/01/2021	80,000	86,357

		3,275,447

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
3.80%, 12/05/2024	558,000	572,121
Expedia Group, Inc.
3.80%, 02/15/2028	288,000	267,477

		839,598

IT Services - 0.2%
DXC Technology Co.
7.45%, 10/15/2029	75,000	92,249
International Business Machines Corp.
3.63%, 02/12/2024	470,000	477,818
4.00%, 06/20/2042	92,000	93,517
5.60%, 11/30/2039	5,000	6,217

		669,801

Machinery - 0.0% (H)
Caterpillar, Inc.
7.38%, 03/01/2097	55,000	77,516

Media - 1.2%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	89,932
6.15%, 02/15/2041	405,000	509,644
6.55%, 03/15/2033	75,000	95,266
CBS Corp.
3.50%, 01/15/2025	1,005,000	976,312
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	283,699
Comcast Corp.
4.75%, 03/01/2044	470,000	495,503
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	52,188
RELX Capital, Inc.
8.63%, 01/15/2019	39,000	40,723

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner Cable LLC
5.00%, 02/01/2020	$ 145,000	$ 148,926
Time Warner, Inc.
3.55%, 06/01/2024	500,000	493,064
3.80%, 02/15/2027	513,000	495,984
4.70%, 01/15/2021	115,000	119,547
Viacom, Inc.
3.88%, 04/01/2024 (B)	315,000	313,681
Walt Disney Co.
5.50%, 03/15/2019, MTN (B)	85,000	87,372
WPP Finance
4.75%, 11/21/2021	16,000	16,691

		4,218,532

Metals & Mining - 0.1%
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	170,754
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	157,248
Rio Tinto Finance USA PLC
4.13%, 08/21/2042 (B)	155,000	158,286

		486,288

Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	104,655
Dominion Energy, Inc.
3.90%, 10/01/2025	475,000	475,015
NiSource, Inc.
6.80%, 01/15/2019	27,000	27,819
Sempra Energy
4.05%, 12/01/2023	543,000	557,381

		1,164,870

Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC
2.52%, 01/15/2020	509,000	506,056
ConocoPhillips
6.50%, 02/01/2039	303,000	397,855
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	95,398
Devon Energy Corp.
4.75%, 05/15/2042	140,000	143,110
5.00%, 06/15/2045	187,000	198,749
Energy Transfer Partners, LP
6.13%, 12/15/2045	378,000	392,313
6.70%, 07/01/2018	90,000	90,941
Enterprise Products Operating LLC
3.70%, 02/15/2026	480,000	475,654
5.20%, 09/01/2020	50,000	52,333
Hess Corp.
6.00%, 01/15/2040	50,000	52,789
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	53,386
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125,000	130,163
Marathon Petroleum Corp.
5.13%, 03/01/2021	33,000	34,841
Occidental Petroleum Corp.
2.70%, 02/15/2023 (B)	150,000	146,731
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	410,000	390,792
Shell International Finance BV
4.38%, 03/25/2020	55,000	56,667
6.38%, 12/15/2038	298,000	395,733

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	$ 425,000	$ 507,220
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	132,379
6.50%, 08/15/2018 (B)	50,000	50,731
9.88%, 01/01/2021	168,000	197,705
Valero Energy Corp.
6.13%, 02/01/2020	90,000	94,848
Williams Partners, LP
5.25%, 03/15/2020	90,000	93,259

		4,689,653

Pharmaceuticals - 0.2%
AstraZeneca PLC
6.45%, 09/15/2037	100,000	129,537
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	218,475
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	50,187
Johnson & Johnson
3.55%, 05/15/2021	200,000	205,990
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	78,121
Mylan, Inc.
5.40%, 11/29/2043	66,000	67,981

		750,291

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	184,162
Union Pacific Corp.
3.80%, 10/01/2051	140,000	133,484

		317,646

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	200,000	251,183

Software - 0.3%
Microsoft Corp.
3.70%, 08/08/2046	509,000	502,215
4.00%, 02/08/2021 (B)	200,000	206,676
Oracle Corp.
3.25%, 05/15/2030	505,000	485,162

		1,194,053

Specialty Retail - 0.2%
Home Depot, Inc.
1.80%, 06/05/2020	517,000	507,867
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	143,618

		651,485

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
4.25%, 02/09/2047	230,000	238,302
4.65%, 02/23/2046	451,000	496,639
Xerox Corp.
3.63%, 03/15/2023	536,000	523,396
4.50%, 05/15/2021	80,000	81,947

		1,340,284

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.4%
Altria Group, Inc.
2.85%, 08/09/2022	$ 505,000	$ 494,460
9.25%, 08/06/2019	118,000	127,908
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	50,189
6.38%, 05/16/2038	105,000	135,285
Reynolds American, Inc.
5.85%, 08/15/2045	440,000	514,729

		1,322,571

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
4.38%, 03/16/2021	230,000	237,748

Total Corporate Debt Securities (Cost $54,027,004)		53,442,228

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Hungary - 0.1%
Hungary Government International Bond
7.63%, 03/29/2041	200,000	288,523

Iraq - 0.4%
Iraq Government AID Bond
2.15%, 01/18/2022	1,272,000	1,248,100

Israel - 0.1%
Israel Government International Bond
5.13%, 03/26/2019	310,000	313,305

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/02/2023 (B)	850,000	870,400

Poland - 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/2026	405,000	401,655

Supranational - 0.4%
European Investment Bank
2.88%, 09/15/2020	220,000	221,652
4.88%, 02/15/2036	285,000	355,983
Inter-American Development Bank
3.88%, 02/14/2020, MTN	635,000	652,242
International Bank for Reconstruction & Development
4.75%, 02/15/2035, MTN	245,000	298,914

		1,528,791

Ukraine - 0.5%
Ukraine Government AID Bonds
1.47%, 09/29/2021	1,900,000	1,831,647

Total Foreign Government Obligations (Cost $6,553,085)		6,482,421

MORTGAGE-BACKED SECURITIES - 0.8%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4,
3.54%, 11/15/2050	800,000	794,249
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	550,000	558,948
Series 2015-DC1, Class A5,
3.35%, 02/10/2048	575,000	569,877

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.81%, 11/15/2048	$ 600,000	$ 615,404
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A,
1-Month LIBOR + 1.70%, 3.48% (J), 07/15/2036 (C)	344,555	345,196

Total Mortgage-Backed Securities (Cost $2,986,056)		2,883,674

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
State of California, General Obligation Unlimited,
7.60%, 11/01/2040	115,000	177,898

New Jersey - 0.0% (H)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	109,000	160,545

Total Municipal Government Obligations (Cost $279,330)		338,443

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.0%
Federal Home Loan Mortgage Corp.
0.75%, 04/09/2018, MTN	9,313,000	9,311,193
2.38%, 01/13/2022	745,000	739,703
3.00%, TBA (L)	1,725,000	1,721,833
3.00%, 07/01/2045 - 02/01/2047	3,745,101	3,656,159
3.50%, TBA (L)	5,101,000	5,112,902
4.00%, 11/01/2025 - 02/01/2046	1,594,506	1,650,513
4.00%, TBA (L)	950,000	975,197
4.50%, 05/01/2023	18,310	19,024
5.00%, 12/01/2038 - 04/01/2040	591,510	637,746
5.50%, 04/01/2038 - 10/01/2038	236,805	259,726
6.00%, 11/01/2037	19,911	22,256
6.75%, 03/15/2031	245,000	340,363
Federal National Mortgage Association
1.88%, 09/24/2026	1,408,000	1,297,678
2.50%, 11/01/2031 - 01/01/2032	3,224,985	3,161,683
2.63%, 09/06/2024	1,070,000	1,060,651
3.00%, 05/01/2027 - 12/01/2047	7,594,818	7,460,783
3.50%, 04/01/2047 - 03/01/2048	6,483,541	6,504,225
4.00%, 03/01/2024 - 10/01/2043	1,026,057	1,059,293
4.00%, TBA (L)	4,529,000	4,647,638
4.50%, TBA (L)	2,003,000	2,097,321
5.00%, 03/01/2023 - 08/01/2040	442,759	477,615
5.50%, 12/01/2023 - 12/01/2039	385,160	417,423
6.00%, 03/01/2038 - 02/01/2040	265,220	297,433
6.63%, 11/15/2030	414,000	566,844
7.25%, 05/15/2030	445,000	631,971
Government National Mortgage Association
3.00%, 04/20/2046 - 09/20/2047	4,522,896	4,462,363
3.50%, 02/20/2048	6,555,006	6,624,838
4.00%, 12/15/2040 - 11/20/2045	1,593,329	1,651,140
4.50%, 06/15/2039 - 07/20/2045	1,417,583	1,492,442
5.00%, 08/15/2039 - 09/20/2041	383,495	411,132

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.50%, 12/20/2038 - 04/15/2040	$ 175,825	$ 190,735
6.00%, 06/15/2037	21,516	23,943

Total U.S. Government Agency Obligations (Cost $69,444,440)		68,983,766

U.S. GOVERNMENT OBLIGATIONS - 20.2%
U.S. Treasury - 20.2%
U.S. Treasury Bond
2.25%, 08/15/2046	2,187,300	1,884,068
2.50%, 02/15/2046	1,030,000	937,421
2.75%, 11/15/2047	842,000	804,932
2.88%, 08/15/2045 - 11/15/2046	1,265,000	1,241,599
3.00%, 02/15/2047 - 05/15/2047	514,500	517,056
3.13%, 11/15/2041	680,000	702,525
3.63%, 08/15/2043	2,180,300	2,440,829
3.75%, 08/15/2041	945,000	1,076,857
4.38%, 05/15/2040	1,205,400	1,494,272
4.50%, 02/15/2036	137,400	169,780
6.00%, 02/15/2026	290,000	357,867
6.13%, 11/15/2027	194,000	249,472
7.13%, 02/15/2023	382,000	461,817
U.S. Treasury Note
1.13%, 02/28/2021 - 09/30/2021	1,486,000	1,429,184
1.25%, 01/31/2020 - 10/31/2021	3,780,600	3,670,317
1.38%, 08/31/2020 - 06/30/2023	6,169,700	5,996,487
1.50%, 05/31/2019 - 08/15/2026	6,270,300	6,156,749
1.63%, 11/15/2022	1,072,000	1,029,120
1.75%, 03/31/2022	2,003,200	1,946,547
1.88%, 11/30/2021 - 10/31/2022	4,365,000	4,253,554
2.00%, 07/31/2022 - 02/15/2025	2,180,000	2,107,336
2.13%, 05/15/2025	1,363,900	1,313,446
2.25%, 11/15/2024 - 11/15/2027	2,487,000	2,403,402
2.38%, 08/15/2024 - 05/15/2027	3,578,300	3,505,827
2.63%, 11/15/2020	5,077,000	5,108,731

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.75%, 02/15/2019 - 02/15/2028	$ 8,511,300	$ 8,558,219
3.50%, 05/15/2020	5,420,500	5,551,143
3.63%, 02/15/2021	7,638,000	7,899,363

Total U.S. Government Obligations (Cost $74,404,599)		73,267,920

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (I)	5,687,410	5,687,410

Total Securities Lending Collateral (Cost $5,687,410)		5,687,410

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 0.74% (I), dated 03/29/2018, to be repurchased at $9,492,337 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $9,684,034.	$ 9,491,556	9,491,556

Total Repurchase Agreement (Cost $9,491,556)		9,491,556

Total Investments (Cost $324,494,858)		377,112,080
Net Other Assets (Liabilities) - (3.8)%		(13,860,188)

Net Assets - 100.0%		$ 363,251,892

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (M)

Reference Entity	Counterparty	Rate	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
S&P 500® Total Return Index Futures	CITI	2.12%	Pay	Quarterly	06/15/2018	USD	27,978,223	5,201	$1,100,525	$—	$1,100,525

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	38	06/29/2018	$8,079,015	$8,079,156	$141	$—
10-Year Canada Government Bond	Long	24	06/20/2018	2,434,601	2,482,617	48,016	—
10-Year U.S. Treasury Note	Long	191	06/20/2018	22,953,091	23,137,859	184,768	—
EURO STOXX 50®	Short	(83)	06/15/2018	(3,423,626)	(3,350,798)	72,828	—
German Euro Bund	Long	21	06/07/2018	4,060,767	4,119,583	58,816	—
KOSPI 200 Index	Short	(17)	06/21/2018	(1,950,330)	(1,872,352)	77,978	—
MSCI EAFE Mini Index	Long	1	06/15/2018	99,097	100,030	933	—
MSCI Emerging Markets	Long	23	06/15/2018	1,379,654	1,365,970	—	(13,684)
S&P 500® E-Mini	Short	(22)	06/15/2018	(2,983,275)	(2,907,300)	75,975	—
S&P/TSX 60 Index	Short	(36)	06/14/2018	(5,089,247)	(5,063,220)	26,027	—
TOPIX Index	Long	56	06/07/2018	8,957,712	8,981,157	23,445	—
U.K. Gilt	Long	12	06/27/2018	2,053,166	2,067,799	14,633	—
U.S. Treasury Bond	Long	26	06/20/2018	4,047,609	4,172,188	124,579	—

Total						$708,139	$(13,684)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	06/19/2018	USD	3,464,561	CAD	4,453,492	$2,586	$—
BCLY	06/19/2018	USD	702,101	GBP	503,737	—	(7,027)
BNP	06/19/2018	USD	2,358,624	AUD	3,012,628	44,298	—
BNP	06/19/2018	NOK	12,086,423	USD	1,556,294	—	(10,486)
BOA	06/19/2018	USD	1,459,034	GBP	1,053,209	—	(23,605)
CITI	06/19/2018	USD	1,487,100	EUR	1,193,000	10,386	—
CITI	06/19/2018	USD	4,080,373	JPY	429,080,853	26,313	—
CSI	06/19/2018	USD	2,716,806	CHF	2,557,259	23,510	—
CSI	06/19/2018	USD	1,992,414	EUR	1,605,311	5,335	—
CSI	06/19/2018	JPY	134,680,046	USD	1,253,560	18,930	—
MSCS	06/19/2018	USD	1,479,144	GBP	1,060,000	—	(13,054)
MSCS	06/19/2018	USD	1,067,277	SEK	8,759,224	11,918	—
SSB	06/19/2018	USD	435,429	CAD	548,477	9,064	—

Total						$152,340	$(54,172)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments	Value
United States	75.0%	$ 282,958,004
Japan	3.8	14,135,740
United Kingdom	3.5	13,236,495
France	1.7	6,214,930
Germany	1.6	5,937,847
Canada	1.5	5,633,641
Switzerland	1.4	5,256,199
Netherlands	1.2	4,449,933
Australia	1.1	4,100,995
Hong Kong	0.5	1,952,675
Spain	0.5	1,931,175
Ukraine	0.5	1,831,647
Ireland	0.5	1,658,700

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

INVESTMENTS BY COUNTRY (continued):

Country	Percentage of Total Investments		Value
Sweden	0.4%		$ 1,545,570
Supranational	0.4		1,528,791
Iraq	0.3		1,248,100
Italy	0.3		1,221,190
Denmark	0.3		1,046,890
Mexico	0.2		870,400
Singapore	0.2		759,734
Belgium	0.2		650,034
Finland	0.2		588,051
Guernsey, Channel Islands	0.1		507,860
Israel	0.1		483,149
Poland	0.1		401,655
Norway	0.1		399,951
Hungary	0.1		288,523
Bermuda	0.1		269,711
Austria	0.1		181,164
Macau	0.0	(H)	113,929
Luxembourg	0.0	(H)	110,112
Portugal	0.0	(H)	99,614
New Zealand	0.0	(H)	95,638
Cayman Islands	0.0	(H)	86,357
Chile	0.0	(H)	75,181
Jersey, Channel Islands	0.0	(H)	58,153
Republic of South Africa	0.0	(H)	5,376

Investments, at Value	96.0		361,933,114
Short-Term Investments	4.0		15,178,966

Total Investments	100.0%		$ 377,112,080

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Common Stocks	$98,004,212	$57,114,678	$0	$155,118,890
Preferred Stocks	—	295,306	—	295,306
Asset-Backed Securities	—	1,120,466	—	1,120,466
Corporate Debt Securities	—	53,442,228	—	53,442,228
Foreign Government Obligations	—	6,482,421	—	6,482,421
Mortgage-Backed Securities	—	2,883,674	—	2,883,674
Municipal Government Obligations	—	338,443	—	338,443
U.S. Government Agency Obligations	—	68,983,766	—	68,983,766
U.S. Government Obligations	—	73,267,920	—	73,267,920
Securities Lending Collateral	5,687,410	—	—	5,687,410
Repurchase Agreement	—	9,491,556	—	9,491,556

Total Investments	$103,691,622	$273,420,458	$—	$377,112,080

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$1,100,525	$—	$1,100,525
Futures Contracts (O)	708,139	—	—	708,139
Forward Foreign Currency Contracts (O)	—	152,340	—	152,340

Total Other Financial Instruments	$708,139	$1,252,865	$—	$1,961,004

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(13,684)	$—	$—	$(13,684)
Forward Foreign Currency Contracts (O)	—	(54,172)	—	(54,172)

Total Other Financial Instruments	$(13,684)	$(54,172)	$—	$(67,856)

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,472,839. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $1,515,447, representing 0.4% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(E)	Security deemed worthless.
(F)	Illiquid security. At March 31, 2018, the value of such securities amounted to $0 or less than 0.1% of the Portfolio’s net assets.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rates disclosed reflect the yields at March 31, 2018.
(J)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(N)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(P)	Level 3 securities were not considered significant to the Portfolio.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
MSCS	Morgan Stanley Capital Services Inc.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2018 Form N-Q

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.7%
Federal Agricultural Mortgage Corp.
3-Month LIBOR - 0.17%, 1.52% (A), 04/03/2018	$ 5,500,000	$ 5,500,000
1-Month LIBOR - 0.09%, 1.57% (A), 11/01/2018	17,500,000	17,500,000
Federal Farm Credit Banks
3-Month LIBOR - 0.23%, 1.46% (A), 04/03/2019	9,000,000	8,999,292
3-Month LIBOR - 0.26%, 2.03% (A), 09/28/2018	7,000,000	7,000,329
Federal Home Loan Bank
3-Month LIBOR - 0.24%, 2.04% (A), 09/23/2019	7,750,000	7,750,000
Federal Home Loan Banks
3-Month LIBOR - 0.20%, 1.53% (A), 01/18/2019	8,500,000	8,501,622
1-Month LIBOR - 0.14%, 1.67% (A), 10/19/2018	11,500,000	11,500,000
1-Month LIBOR - 0.09%, 1.68% (A), 01/14/2019	7,400,000	7,400,000
3-Month LIBOR - 0.17%, 1.84% (A), 06/01/2018	15,000,000	15,000,000
Federal Home Loan Mortgage Corp.
0.88%, 10/12/2018	4,531,000	4,506,352
3-Month LIBOR - 0.28%, 1.53% (A), 08/10/2018, MTN	16,000,000	16,000,000

Total U.S. Government Agency Obligations (Cost $109,657,595)		109,657,595

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.9%
Federal Agricultural Mortgage Corp.
3-Month LIBOR - 0.18%, 1.59% (A), 10/30/2018	13,000,000	13,000,000
1-Month LIBOR - 0.10%, 1.67% (A), 09/14/2018	6,000,000	6,000,000
1-Month LIBOR - 0.11%, 1.75% (A), 06/22/2018	11,500,000	11,500,000
1-Month LIBOR - 0.10%, 1.79% (A), 01/02/2019	5,500,000	5,500,000
Federal Agricultural Mortgage Corp. Discount Notes
1.68% (B), 08/03/2018	7,500,000	7,456,819
Federal Farm Credit Discount Notes
1.49% (B), 08/09/2018	7,500,000	7,460,125
Federal Home Loan Bank Discount Notes
1.41% (B), 04/06/2018	14,000,000	13,996,216
1.42% (B), 05/04/2018	5,100,000	5,093,108
1.51% (B), 06/13/2018	5,500,000	5,483,099
1.52% (B), 06/20/2018	4,400,000	4,385,067
1.53% (B), 05/09/2018	3,300,000	3,294,482
1.56% (B), 06/27/2018	10,800,000	10,759,282
1.58% (B), 05/04/2018	11,600,000	11,582,519
1.60% (B), 07/13/2018	9,000,000	8,958,919
1.62% (B), 04/24/2018	6,750,000	6,742,523
1.66% (B), 05/18/2018	6,500,000	6,485,579
1.68% (B), 05/23/2018	8,700,000	8,678,481
1.73% (B), 04/13/2018	7,900,000	7,894,762

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
1.74% (B), 05/10/2018	$ 7,350,000	$ 7,335,644
1.75% (B), 05/01/2018	8,000,000	7,987,733
1.77% (B), 06/15/2018	22,900,000	22,814,774
1.81% (B), 06/13/2018	12,500,000	12,453,646
Federal Home Loan Mortgage Corp. Discount Notes
1.26% (B), 05/16/2018	16,100,000	16,074,146

Total Short-Term U.S. Government Agency Obligations (Cost $210,936,924)		210,936,924

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 9.6%
U.S. Treasury Bill
1.53% (B), 06/21/2018	7,700,000	7,673,362
1.63% (B), 06/07/2018	9,250,000	9,221,642
1.75% (B), 08/09/2018	7,500,000	7,452,824
1.84% (B), 08/02/2018 - 08/23/2018	18,650,000	18,523,668
1.94% (B), 09/13/2018	7,900,000	7,830,388

Total Short-Term U.S. Government Obligations (Cost $50,701,884)		50,701,884

REPURCHASE AGREEMENTS - 29.7%
Barclays Capital, Inc., 1.75% (B), dated 03/29/2018, to be repurchased at $14,902,897 on 04/02/2018. Collateralized by U.S. Government Agency Obligations, 3.00% - 6.50%, due 10/25/2031 - 11/20/2047, and with a total value of $15,198,000.	14,900,000	14,900,000
Barclays Capital, Inc., 1.78% (B), dated 03/23/2018, to be repurchased at $22,566,750 on 05/22/2018. Collateralized by U.S. Government Agency Obligations, 3.00% - 6.50%, due 10/25/2031 - 09/15/2043, and with a total value of $22,950,000. (C)	22,500,000	22,500,000
Deutsche Bank Securities, Inc., 1.81% (B), dated 03/29/2018, to be repurchased at $10,002,011 on 04/02/2018. Collateralized by U.S. Government Agency Obligations, 3.00% - 5.50%, due 04/20/2037 - 02/25/2046, and with a total value of $10,200,000.	10,000,000	10,000,000
Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $113,433 on 04/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $117,237.	113,424	113,424
Goldman Sachs & Co., 1.80% (B), dated 03/29/2018, to be repurchased at $8,701,740 on 04/02/2018. Collateralized by U.S. Government Agency Obligations, 0.88% - 6.50%, due 05/24/2018 - 02/15/2045, and with a total value of $8,874,045.	8,700,000	8,700,000

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Jefferies LLC, 1.84% (B), dated 03/29/2018, to be repurchased at $28,705,868 on 04/02/2018. Collateralized by U.S. Government Agency Obligations, 2.55% - 4.50%, due 12/01/2026 - 02/01/2048, and with a total value of $29,274,000

	$ 28,700,000	$ 28,700,000
Nomura Securities International, Inc., 1.82% (B), dated 03/29/2018, to be repurchased at $72,314,621 on 04/02/2018. Collateralized by U.S. Government Agency Obligations, 2.50% - 9.00%, due 04/01/2018 - 04/20/2066, and with a total value of $73,746,000.	72,300,000	72,300,000

Total Repurchase Agreements (Cost $157,213,424)		157,213,424

Total Investments (Cost $528,509,827)		528,509,827
Net Other Assets (Liabilities) - 0.1%		790,572

Net Assets - 100.0%		$ 529,300,399

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$109,657,595	$—	$109,657,595
Short-Term U.S. Government Agency Obligations	—	210,936,924	—	210,936,924
Short-Term U.S. Government Obligations	—	50,701,884	—	50,701,884
Repurchase Agreements	—	157,213,424	—	157,213,424

Total Investments	$—	$528,509,827	$—	$528,509,827

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Rates disclosed reflect the yields at March 31, 2018.
(C)	Illiquid security. At March 31, 2018, the value of such securities amounted to $22,500,000 or 4.3% of the Portfolio’s net assets.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.8%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 117,000	$ 115,976
6.13%, 01/15/2023 (A)	1,005,000	1,002,478
7.50%, 03/15/2025 (A)	309,000	317,111
7.75%, 03/15/2020 (A)	55,000	58,644
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	215,366
5.00%, 08/01/2024 (A)	367,000	347,274
Triumph Group, Inc.
5.25%, 06/01/2022	935,000	906,950
7.75%, 08/15/2025	491,000	503,275

		3,467,074

Airlines - 2.5%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	710,000	715,325
5.50%, 10/01/2019 (A)	1,134,000	1,160,252
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	565,848	579,994
5.63%, 07/15/2022 (A)	379,128	388,871
6.13%, 07/15/2018 (A)	676,000	677,690
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	266,847	274,399
6.13%, 04/29/2018	383,000	383,000
6.90%, 10/19/2023	772,624	801,598
United Airlines Pass-Through Trust
4.63%, 03/03/2024	227,147	230,100
United Continental Holdings, Inc.
4.25%, 10/01/2022 (B)	407,000	398,860
US Airways Pass-Through Trust
5.38%, 05/15/2023	445,290	458,648
5.45%, 06/03/2018	320,000	321,600
6.75%, 12/03/2022	495,212	527,401

		6,917,738

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	561,000	545,572

Banks - 3.0%
Barclays PLC
Fixed until 09/15/2019, 6.63% (C), 09/15/2019 (B) (D)	1,117,000	1,142,133
Fixed until 12/15/2018, 8.25% (C), 12/15/2018 (D)	448,000	462,246
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (C), 03/14/2022 (A) (D)	680,000	713,150
Fixed until 03/30/2021, 7.63% (C), 03/30/2021 (A) (D)	475,000	510,031
CIT Group, Inc.
4.13%, 03/09/2021	38,000	38,190
5.00%, 08/15/2022	765,000	783,169
6.13%, 03/09/2028	168,000	174,300
HSBC Holdings PLC
Fixed until 03/23/2028, 6.50% (C), 03/23/2028 (D)	1,182,000	1,205,640
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	925,000	928,299

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 06/27/2024, 7.50% (C), 06/27/2024 (D)	$ 875,000	$ 948,281
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (C), 08/15/2021 (D)	440,000	477,950
Societe Generale SA
Fixed until 09/13/2021, 7.38% (C), 09/13/2021 (A) (D)	920,000	978,650

		8,362,039

Beverages - 0.3%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	872,000	861,100

Building Products - 2.4%
Airxcel, Inc.
8.50%, 02/15/2022 (A)	647,000	699,569
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	2,751,000	2,943,570
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	1,284,000	1,290,420
Griffon Corp.
5.25%, 03/01/2022	1,719,000	1,725,962

		6,659,521

Capital Markets - 0.8%
Credit Suisse Group AG
Fixed until 12/18/2024, 6.25% (C), 12/18/2024 (A) (D)	166,000	170,357
Fixed until 12/11/2023, 7.50% (C), 12/11/2023 (A) (D)	1,607,000	1,739,876
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (C), 04/30/2018 (D)	169,000	142,087
Goldman Sachs Group, Inc.
Fixed until 05/10/2019, 5.70% (C), 05/10/2019 (D)	265,000	269,969

		2,322,289

Chemicals - 1.5%
Hexion, Inc.
6.63%, 04/15/2020	1,603,000	1,494,797
7.88%, 02/15/2023	682,000	496,155
10.00%, 04/15/2020	458,000	443,115
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	403,000	385,873
5.25%, 06/01/2027 (A)	1,449,000	1,376,550

		4,196,490

Commercial Services & Supplies - 0.8%
Aramark Services, Inc.
5.00%, 02/01/2028 (A)	262,000	256,433
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	972,000	969,570
6.38%, 04/01/2024 (A) (B)	312,000	315,120

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp.
8.75%, 05/15/2025 (A)	$ 735,000	$ 769,912

		2,311,035

Communications Equipment - 0.5%
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	1,317,000	1,370,338

Construction & Engineering - 3.3%
Abengoa Abenewco 2 SAU
PIK Rate 1.25%, Cash Rate 0.25%, 03/31/2023 (A) (E)	295,534	44,330
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	993,000	968,175
6.88%, 02/15/2021 (A)	1,888,000	1,892,720
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	880,000	891,000
6.50%, 12/15/2020 (A)	256,000	259,200
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.13%, 07/01/2022 (A)	75,000	76,969
Century Communities, Inc.
5.88%, 07/15/2025	879,000	837,248
Pisces Midco, Inc.
8.00%, 04/15/2026 (A) (F)	2,170,000	2,191,700
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	463,000	460,685
William Lyon Homes, Inc.
5.88%, 01/31/2025	511,000	500,422
6.00%, 09/01/2023 (A)	365,000	363,631
7.00%, 08/15/2022	546,000	559,650

		9,045,730

Consumer Finance - 2.7%
Ally Financial, Inc.
5.75%, 11/20/2025 (B)	481,000	495,574
7.50%, 09/15/2020	641,000	693,081
8.00%, 03/15/2020	294,000	316,050
Altice Financing SA
6.63%, 02/15/2023 (A)	516,000	510,840
7.50%, 05/15/2026 (A)	807,000	790,860
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	340,000	344,420
Navient Corp.
4.88%, 06/17/2019, MTN	413,000	416,304
5.00%, 10/26/2020	489,000	492,056
5.88%, 10/25/2024	428,000	419,440
6.50%, 06/15/2022	325,000	335,969
6.63%, 07/26/2021	279,000	289,811
OneMain Financial Holdings LLC
7.25%, 12/15/2021 (A)	1,074,000	1,112,933
Springleaf Finance Corp.
5.25%, 12/15/2019	645,000	657,900
6.00%, 06/01/2020	577,000	595,753

		7,470,991

Containers & Packaging - 2.6%
ARD Finance SA
PIK Rate 7.88%, Cash Rate 7.13%, 09/15/2023 (E)	660,000	683,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	$ 810,000	$ 814,050
7.25%, 05/15/2024 (A)	950,000	1,010,562
BWAY Holding Co.
5.50%, 04/15/2024 (A)	888,000	893,550
7.25%, 04/15/2025 (A)	217,000	221,340
Coveris Holdings SA
7.88%, 11/01/2019 (A) (B)	434,000	435,085
Crown Americas LLC / Crown Americas Capital Corp.
4.75%, 02/01/2026 (A)	263,000	254,453
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	516,780
OI European Group BV
4.00%, 03/15/2023 (A)	381,000	362,902
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	693,000	717,255
6.38%, 08/15/2025 (A)	178,000	187,345
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	341,000	344,308
5.75%, 10/15/2020	439,975	445,475
6.88%, 02/15/2021	177,774	180,218
7.00%, 07/15/2024 (A)	177,000	185,297

		7,252,545

Diversified Financial Services - 2.3%
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (A)	1,345,000	1,370,218
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.64% (C), 12/21/2065 (A)	1,578,000	1,538,550
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (A)	490,000	483,581
7.50%, 04/15/2021 (A)	848,000	857,540
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	1,052,000	1,052,000
Travelport Corporate Finance PLC
6.00%, 03/15/2026 (A)	1,017,000	1,020,814

		6,322,703

Diversified Telecommunication Services - 7.8%
Altice France SA
7.38%, 05/01/2026 (A)	1,766,000	1,682,115
CenturyLink, Inc.
6.45%, 06/15/2021	850,000	867,000
6.75%, 12/01/2023 (B)	1,446,000	1,406,235
7.50%, 04/01/2024 (B)	242,000	243,815
7.60%, 09/15/2039	1,491,000	1,284,631
7.65%, 03/15/2042	1,294,000	1,096,665
Frontier Communications Corp.
7.63%, 04/15/2024	1,429,000	893,125
8.50%, 04/01/2026 (A)	259,000	250,583
8.75%, 04/15/2022 (B)	389,000	302,448
9.00%, 08/15/2031 (B)	1,091,000	662,782
10.50%, 09/15/2022 (B)	405,000	338,714
11.00%, 09/15/2025 (B)	110,000	82,431
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	115,640
6.50%, 06/15/2019	159,000	163,770
6.63%, 08/01/2026	620,000	616,900
7.63%, 06/15/2021	2,321,000	2,490,828

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA
7.50%, 04/01/2021 (B)	$ 1,634,000	$ 1,479,791
8.00%, 02/15/2024 (A) (B)	185,000	194,481
9.50%, 09/30/2022 (A)	355,000	404,700
Level 3 Parent LLC
5.75%, 12/01/2022	426,000	424,935
Sprint Capital Corp.
6.90%, 05/01/2019	590,000	607,700
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	925,000	892,625
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	1,092,000	1,045,590
6.00%, 10/15/2024 (A)	200,000	198,000
6.38%, 04/15/2023 (A)	2,148,000	2,180,220
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	400,000	385,000
5.50%, 08/15/2026 (A)	245,000	238,108
Windstream Services LLC / Windstream Finance Corp.
6.38%, 08/01/2023 (A) (B)	687,000	391,590
7.75%, 10/01/2021 (B)	473,000	351,202
8.63%, 10/31/2025 (A)	360,000	333,000

		21,624,624

Electric Utilities - 0.8%
Elwood Energy LLC
8.16%, 07/05/2026	1,012,087	1,123,416
Red Oak Power LLC
9.20%, 11/30/2029	841,000	960,843

		2,084,259

Energy Equipment & Services - 3.7%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	1,020,000	958,800
7.50%, 04/01/2025 (A)	240,000	242,400
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025 (A)	554,000	587,240
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	802,000	785,960
6.75%, 08/01/2022	894,000	917,467
KCA Deutag UK Finance PLC
9.63%, 04/01/2023 (A) (F)	830,000	835,187
Noble Holding International, Ltd.
6.05%, 03/01/2041	527,000	345,185
8.95%, 04/01/2045 (B)	359,000	297,073
NuStar Logistics, LP
4.80%, 09/01/2020	1,323,000	1,324,654
5.63%, 04/28/2027 (B)	496,000	481,120
6.75%, 02/01/2021	461,000	478,864
8.40%, 04/15/2018	647,000	647,809
Rowan Cos., Inc.
4.88%, 06/01/2022	655,000	594,413
7.38%, 06/15/2025	90,000	84,375
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026 (A)	342,000	347,130
Weatherford International LLC
6.80%, 06/15/2037	680,000	482,800
9.88%, 03/01/2025 (A) (B)	70,000	62,979

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Weatherford International, Ltd.
6.75%, 09/15/2040 (B)	$ 843,000	$ 609,067

		10,082,523

Equity Real Estate Investment Trusts - 1.8%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	1,214,000	1,050,274
5.95%, 12/15/2026 (B)	386,000	324,815
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	324,000	309,825
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	309,000	310,545
5.25%, 03/15/2028 (A)	1,163,000	1,094,674
iStar, Inc.
5.25%, 09/15/2022	404,000	390,870
6.00%, 04/01/2022	707,000	708,767
SBA Communications Corp.
4.00%, 10/01/2022 (A)	334,000	319,805
Uniti Group, LP / Uniti Fiber Holdings, Inc.
7.13%, 12/15/2024 (A) (B)	395,000	357,475

		4,867,050

Food & Staples Retailing - 1.1%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025	914,000	779,459
6.63%, 06/15/2024 (B)	786,000	704,453
Rite Aid Corp.
6.13%, 04/01/2023 (A) (B)	891,000	897,682
6.75%, 06/15/2021	544,000	554,200
7.70%, 02/15/2027	118,000	99,415

		3,035,209

Food Products - 1.4%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	415,000	386,988
7.25%, 06/01/2021 (A)	748,000	753,610
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	483,000	469,046
5.88%, 09/30/2027 (A)	578,000	544,649
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	428,000	406,600
5.63%, 01/15/2028 (A)	413,000	394,415
8.00%, 07/15/2025 (A)	754,000	846,365

		3,801,673

Gas Utilities - 0.2%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (B)	460,000	418,600

Health Care Equipment & Supplies - 1.1%
DJO Finance LLC / DJO Finance Corp.
8.13%, 06/15/2021 (A)	1,116,000	1,118,790
Mallinckrodt International Finance SA
4.75%, 04/15/2023 (B)	897,000	686,205
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (B)	687,000	533,284
5.75%, 08/01/2022 (A) (B)	734,000	627,570

		2,965,849

Health Care Providers & Services - 5.2%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	150,000	139,500

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CHS / Community Health Systems, Inc. (continued)
6.25%, 03/31/2023	$ 323,000	$ 297,564
6.88%, 02/01/2022 (B)	1,911,000	1,105,991
7.13%, 07/15/2020	1,040,000	847,600
DaVita, Inc.
5.13%, 07/15/2024	562,000	548,652
5.75%, 08/15/2022	415,000	425,946
Encompass Health Corp.
5.75%, 11/01/2024 - 09/15/2025	1,280,000	1,303,442
HCA Healthcare, Inc.
6.25%, 02/15/2021	188,000	197,400
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,736,000	1,768,605
5.88%, 03/15/2022 - 02/15/2026	1,365,000	1,412,196
7.50%, 02/15/2022	1,696,000	1,863,480
LifePoint Health, Inc.
5.38%, 05/01/2024 (B)	640,000	625,600
5.88%, 12/01/2023	718,000	724,965
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	505,988
5.13%, 05/01/2025 (A)	284,000	272,995
6.00%, 10/01/2020	341,000	352,509
6.75%, 06/15/2023 (B)	369,000	361,159
8.13%, 04/01/2022	1,512,000	1,576,260

		14,329,852

Health Care Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (A)	412,000	408,519

Hotels, Restaurants & Leisure - 5.1%
Boyd Gaming Corp.
6.38%, 04/01/2026	405,000	422,257
6.88%, 05/15/2023	1,208,000	1,274,440
Boyne USA, Inc.
7.25%, 05/01/2025 (A) (F)	549,000	563,411
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,478,000	1,583,308
MGM Resorts International
6.00%, 03/15/2023	1,537,000	1,613,850
6.63%, 12/15/2021	794,000	852,311
NCL Corp., Ltd.
4.75%, 12/15/2021 (A)	653,000	659,530
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	891,000	859,815
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	683,668
10.00%, 12/01/2022	2,623,000	2,824,643
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	2,116,000	2,004,910
6.25%, 05/15/2025 (A)	723,000	723,000

		14,065,143

Household Durables - 2.8%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	664,000	615,030
6.75%, 03/15/2025	533,000	527,670
8.75%, 03/15/2022	322,000	346,955
KB Home
7.00%, 12/15/2021	1,211,000	1,297,284
7.63%, 05/15/2023	812,000	893,200
Lennar Corp.
4.75%, 11/29/2027 (A)	512,000	490,240
5.00%, 06/15/2027 (A)	398,000	388,050

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Meritage Homes Corp.
5.13%, 06/06/2027	$ 408,000	$ 385,560
7.15%, 04/15/2020	1,327,000	1,399,985
Tempur Sealy International, Inc.
5.50%, 06/15/2026	485,000	466,812
5.63%, 10/15/2023	779,000	781,571

		7,592,357

Independent Power & Renewable Electricity Producers - 2.1%
Calpine Corp.
5.25%, 06/01/2026 (A)	609,000	587,685
5.50%, 02/01/2024	444,000	404,040
5.75%, 01/15/2025 (B)	845,000	773,175
5.88%, 01/15/2024 (A)	825,000	833,085
6.00%, 01/15/2022 (A)	683,000	700,348
Dynegy, Inc.
6.75%, 11/01/2019	228,000	231,990
7.63%, 11/01/2024 (B)	614,000	662,353
8.00%, 01/15/2025 (A)	652,000	709,050
NRG Energy, Inc.
7.25%, 05/15/2026	808,000	854,702

		5,756,428

Insurance - 1.4%
Genworth Holdings, Inc.
4.90%, 08/15/2023	698,000	572,360
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.96% (C), 02/12/2067 (A)	1,692,000	1,643,355
Lincoln National Corp.
3-Month LIBOR + 2.36%, 4.24% (C), 05/17/2066	1,841,000	1,776,860

		3,992,575

IT Services - 0.8%
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	394,000
5.75%, 01/15/2024 (A)	803,000	808,018
7.00%, 12/01/2023 (A)	864,000	906,941

		2,108,959

Leisure Products - 0.6%
Mattel, Inc.
2.35%, 08/15/2021	286,000	253,113
3.15%, 03/15/2023 (B)	228,000	193,230
4.35%, 10/01/2020	292,000	281,050
5.45%, 11/01/2041	200,000	163,060
6.75%, 12/31/2025 (A) (B)	726,000	709,665

		1,600,118

Machinery - 1.6%
CNH Industrial Capital LLC
4.38%, 04/05/2022	344,000	348,300
Meritor, Inc.
6.25%, 02/15/2024	1,378,000	1,431,397
Novelis Corp.
5.88%, 09/30/2026 (A)	523,000	512,540
6.25%, 08/15/2024 (A)	520,000	533,000

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Vertiv Group Corp.
9.25%, 10/15/2024 (A)	$ 553,000	$ 577,885
Xerium Technologies, Inc.
9.50%, 08/15/2021	1,021,000	1,051,630

		4,454,752

Media - 7.9%
Cablevision Systems Corp.
8.00%, 04/15/2020	633,000	667,419
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	394,000	369,375
5.13%, 02/15/2023	780,000	785,070
5.13%, 05/01/2027 (A)	879,000	834,523
5.25%, 03/15/2021	425,000	428,188
5.50%, 05/01/2026 (A)	643,000	629,336
5.75%, 01/15/2024	61,000	61,915
5.75%, 02/15/2026 (A)	291,000	289,548
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.50%, 04/01/2028 (A) (F)	497,000	508,183
7.75%, 07/15/2025 (A)	800,000	846,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,619,000	1,646,118
7.63%, 03/15/2020 (B)	150,000	148,875
7.63%, 03/15/2020	2,456,000	2,452,930
CSC Holdings LLC
6.63%, 10/15/2025 (A)	1,449,000	1,496,092
10.13%, 01/15/2023 (A)	449,000	498,390
10.88%, 10/15/2025 (A)	483,000	567,520
DISH DBS Corp.
5.00%, 03/15/2023	284,000	255,245
5.88%, 07/15/2022 (B)	482,000	460,913
5.88%, 11/15/2024	795,000	708,544
6.75%, 06/01/2021	605,000	608,781
7.75%, 07/01/2026 (B)	1,342,000	1,258,460
7.88%, 09/01/2019	854,000	892,430
Regal Entertainment Group
5.75%, 06/15/2023	110,000	113,740
5.75%, 02/01/2025 (B)	702,000	722,183
Unitymedia GmbH
6.13%, 01/15/2025 (A)	525,000	550,594
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	1,514,000	1,411,805
6.75%, 09/15/2022 (A)	1,105,000	1,139,531
Ziggo Secured Finance BV
5.50%, 01/15/2027 (A)	1,450,000	1,362,579

		21,714,287

Metals & Mining - 3.3%
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	634,000	614,980
5.75%, 03/01/2025 (A)	384,000	366,720
Constellium NV
5.75%, 05/15/2024 (A)	341,000	334,180
6.63%, 03/01/2025 (A)	1,199,000	1,213,987
First Quantum Minerals, Ltd.
6.50%, 03/01/2024 (A)	700,000	664,125
7.00%, 02/15/2021 (A)	383,000	384,197
7.25%, 04/01/2023 (A)	855,000	844,313
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	910,000	836,927
6.75%, 02/01/2022	495,000	511,706
6.88%, 02/15/2023	494,000	529,815
New Gold, Inc.
6.25%, 11/15/2022 (A)	351,000	358,459
6.38%, 05/15/2025 (A)	571,000	583,848

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC / Dominion Finco, Inc.
7.13%, 11/01/2022 (A)	$ 801,000	$ 817,020
Teck Resources, Ltd.
6.00%, 08/15/2040	853,000	878,590
8.50%, 06/01/2024 (A)	146,000	162,235

		9,101,102

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.00%, 12/15/2021	244,000	248,880

Multiline Retail - 0.3%
Dollar Tree, Inc.
5.75%, 03/01/2023	813,000	848,630

Oil, Gas & Consumable Fuels - 9.5%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88%, 12/15/2024	618,000	643,492
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	400,000	425,000
Bill Barrett Corp.
8.75%, 06/15/2025	382,000	412,560
Callon Petroleum Co.
6.13%, 10/01/2024	1,093,000	1,117,920
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	345,000	345,000
7.50%, 09/15/2020 (B)	135,000	137,025
8.25%, 07/15/2025	746,000	781,435
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	520,000	544,050
Chesapeake Energy Corp.
8.00%, 12/15/2022 - 06/15/2027 (A) (B)	1,053,000	1,046,285
Citgo Holding, Inc.
10.75%, 02/15/2020 (A)	948,000	1,003,695
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	769,000	762,271
Continental Resources, Inc.
5.00%, 09/15/2022	597,000	605,209
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	570,000	564,300
DCP Midstream, LP
Fixed until 12/15/2022, 7.38% (C), 12/15/2022 (D)	718,000	715,307
Denbury Resources, Inc.
9.00%, 05/15/2021 (A)	768,000	787,200
Diamondback Energy, Inc.
5.38%, 05/31/2025 (A)	275,000	278,575
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024 (A)	215,000	216,075
9.38%, 05/01/2024 (A)	331,000	235,424
Gulfport Energy Corp.
6.00%, 10/15/2024	217,000	205,879
6.38%, 05/15/2025 (B)	640,000	612,800
6.38%, 01/15/2026	405,000	384,750
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	313,055
8.05%, 10/15/2030, MTN	134,000	163,402
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	120,000	121,800
6.88%, 03/15/2022	939,000	952,371

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	$ 240,000	$ 237,900
5.38%, 01/15/2025 (A)	505,000	503,737
5.63%, 10/15/2027 (A)	227,000	227,000
PDC Energy, Inc.
6.13%, 09/15/2024	993,000	1,012,860
QEP Resources, Inc.
5.63%, 03/01/2026 (B)	344,000	325,080
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	443,000	444,107
SM Energy Co.
6.13%, 11/15/2022 (B)	619,000	619,000
6.50%, 11/15/2021 - 01/01/2023 (B)	608,000	609,298
6.75%, 09/15/2026 (B)	118,000	116,820
Southwestern Energy Co.
7.50%, 04/01/2026	709,000	716,090
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	326,708
Summit Midstream Partners, LP
Fixed until 12/15/2022, 9.50% (C), 12/15/2022 (D)	672,000	682,920
Sunoco, LP / Sunoco Finance Corp.
4.88%, 01/15/2023 (A)	194,000	186,968
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (A)	450,000	429,188
5.13%, 02/01/2025	991,000	986,045
6.75%, 03/15/2024	1,043,000	1,102,952
Ultra Resources, Inc.
6.88%, 04/15/2022 (A) (B)	118,000	102,660
7.13%, 04/15/2025 (A) (B)	587,000	484,275
Whiting Petroleum Corp.
5.75%, 03/15/2021	845,000	853,433
6.63%, 01/15/2026 (A) (B)	360,000	362,700
WildHorse Resource Development Corp.
6.88%, 02/01/2025	978,000	980,445
WPX Energy, Inc.
5.25%, 09/15/2024	476,000	468,860
6.00%, 01/15/2022	334,000	343,185
8.25%, 08/01/2023	726,000	813,120

		26,310,231

Paper & Forest Products - 0.5%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	375,000	383,437
Norbord, Inc.
6.25%, 04/15/2023 (A)	1,018,000	1,071,445

		1,454,882

Personal Products - 0.4%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	1,492,000	1,156,300

Pharmaceuticals - 1.9%
Endo Dac / Endo Finance LLC
6.00%, 07/15/2023 (A)	1,243,000	938,465
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028 (A) (B)	749,000	740,108
Valeant Pharmaceuticals International, Inc.
5.50%, 11/01/2025 (A)	172,000	167,442
5.63%, 12/01/2021 (A)	405,000	386,775

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (continued)
5.88%, 05/15/2023 (A)	$ 2,304,000	$ 2,033,257
6.13%, 04/15/2025 (A)	67,000	57,821
6.50%, 03/15/2022 (A)	125,000	129,062
7.50%, 07/15/2021 (A)	323,000	324,211
9.25%, 04/01/2026 (A)	415,000	413,423

		5,190,564

Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	1,258,000	1,302,030

Real Estate Management & Development - 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A) (B)	479,000	458,642
5.25%, 12/01/2021 (A) (B)	239,000	240,267

		698,909

Road & Rail - 0.3%
Hertz Corp.
5.50%, 10/15/2024 (A) (B)	170,000	143,650
6.25%, 10/15/2022 (B)	668,000	624,580

		768,230

Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	896,000	889,280

Software - 1.1%
Infor US, Inc.
5.75%, 08/15/2020 (A)	227,000	231,540
6.50%, 05/15/2022	1,648,000	1,676,840
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	980,000	1,029,000

		2,937,380

Specialty Retail - 1.0%
L Brands, Inc.
6.75%, 07/01/2036	1,119,000	1,074,240
6.88%, 11/01/2035	773,000	749,810
PetSmart, Inc.
5.88%, 06/01/2025 (A) (B)	1,180,000	852,550

		2,676,600

Technology Hardware, Storage & Peripherals - 2.1%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	566,000	599,974
7.13%, 06/15/2024 (A) (B)	913,000	976,426
8.35%, 07/15/2046 (A)	405,000	514,423
Diebold Nixdorf, Inc.
8.50%, 04/15/2024 (B)	1,175,000	1,236,688
Seagate HDD Cayman
4.25%, 03/01/2022 (A)	203,000	200,752
4.75%, 06/01/2023 - 01/01/2025	1,002,000	992,593
4.88%, 06/01/2027	128,000	121,306
5.75%, 12/01/2034 (B)	700,000	669,194
Western Digital Corp.
4.75%, 02/15/2026	513,000	511,871

		5,823,227

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.8%
United Rentals North America, Inc.
4.88%, 01/15/2028	$ 168,000	$ 162,120
5.50%, 07/15/2025 - 05/15/2027	2,042,000	2,082,860

		2,244,980

Wireless Telecommunication Services - 2.7%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	467,000	481,594
11.50%, 11/15/2021	955,000	1,107,800
Sprint Corp.
7.13%, 06/15/2024	1,338,000	1,304,550
7.63%, 03/01/2026	734,000	716,164
7.88%, 09/15/2023	1,788,000	1,823,760
T-Mobile USA, Inc.
4.00%, 04/15/2022	360,000	358,200
4.50%, 02/01/2026	412,000	395,520
6.50%, 01/15/2024	273,000	285,967
Wind Tre SpA
5.00%, 01/20/2026 (A)	1,205,000	1,020,780

		7,494,335

Total Corporate Debt Securities (Cost $262,530,152)		261,153,502

LOAN ASSIGNMENTS - 1.6%
Containers & Packaging - 0.1%
Coveris Holdings SA
Term Loan B,
3-Month LIBOR + 4.25%, 6.55% (C), 06/29/2022	430,504	431,849

Electrical Equipment - 0.1%
Atkore International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.06% (C), 12/22/2023	318,551	320,462

Energy Equipment & Services - 0.3%
Weatherford International, Ltd.
Term Loan,
1-Month LIBOR + 2.30%, 4.18% (C), 07/13/2020	810,294	798,140

IT Services - 0.3%
First Data Corp.
Term Loan,
1-Month LIBOR + 2.25%, 4.12% (C), 07/08/2022	750,000	751,031

Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
1-Month LIBOR + 4.00%, 5.67% (C), 11/30/2023	507,705	511,513

Marine - 0.1%
Commercial Barge Line Co.
1st Lien Term Loan,
1-Month LIBOR + 8.75%, 10.63% (C), 11/12/2020	670,500	391,614

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 0.5%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 6.54% (C), 12/15/2024	$ 798,000	$ 803,486
Kronos, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 8.25%, 10.02% (C), 11/01/2024	454,000	470,268

		1,273,754

Total Loan Assignments (Cost $4,707,705)		4,478,363

	Shares	Value
COMMON STOCKS - 0.2%
Commercial Services & Supplies - 0.0% (G)
Quad/Graphics, Inc.	61	1,546

Electric Utilities - 0.2%
Homer City Generation LLC (H) (I) (J) (N)	39,132	510,673

Total Common Stocks (Cost $2,125,325)		512,219

PREFERRED STOCKS - 1.5%
Banks - 1.1%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.62% (C)	114,000	2,961,720

Building Products - 0.4%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00% (E) (H) (J) (N)	1,300,464	1,079,385

Total Preferred Stocks (Cost $3,963,100)		4,041,105

WARRANT - 0.0% (G)
Building Products - 0.0% (G)
Associated Materials Group, Inc., (H) (I) (J) (N)
Exercise Price $0,
Expiration Date 11/17/2023	15,911	13,206

Total Warrant (Cost $0)		13,206

SECURITIES LENDING COLLATERAL - 10.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (K)	28,451,255	28,451,255

Total Securities Lending Collateral (Cost $28,451,255)		28,451,255

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.74% (K), dated 03/29/2018, to be repurchased at $3,558,059 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $3,633,302.

	$ 3,557,766	$ 3,557,766

Total Repurchase Agreement (Cost $3,557,766)		3,557,766

Total Investments (Cost $305,335,303)		302,207,416
Net Other Assets (Liabilities) - (9.7)%		(26,672,466)

Net Assets - 100.0%		$ 275,534,950

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$261,153,502	$—	$261,153,502
Loan Assignments	—	4,478,363	—	4,478,363
Common Stocks	1,546	—	510,673	512,219
Preferred Stocks	2,961,720	—	1,079,385	4,041,105
Warrant	—	—	13,206	13,206
Securities Lending Collateral	28,451,255	—	—	28,451,255
Repurchase Agreement	—	3,557,766	—	3,557,766

Total Investments	$31,414,521	$269,189,631	$1,603,264	$302,207,416

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $120,102,180, representing 43.6% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $27,869,339. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the total value of securities is $1,603,264, representing 0.6% of the Portfolio’s net assets.
(I)	Non-income producing securities.
(J)	Illiquid security. At March 31, 2018, the value of such securities amounted to $1,603,264 or 0.6% of the Portfolio’s net assets.
(K)	Rates disclosed reflect the yields at March 31, 2018.
(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.
(N)	Securities are Level 3 of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.6%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.57% (A), 07/25/2036	$ 4,228,620	$ 4,207,146
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1-Month LIBOR + 0.73%, 2.60% (A), 04/25/2039 (B)	2,574,768	2,573,490
Navient Student Loan Trust
Series 2017-1A, Class A2,
1-Month LIBOR + 0.75%, 2.62% (A), 07/26/2066 (B)	5,000,000	5,042,029
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	3,356,954	3,298,423
SLM Student Loan Trust
Series 2005-10, Class B,
3-Month LIBOR + 0.27%, 2.02% (A), 10/26/2026	6,010,000	5,819,289
Series 2006-2, Class A6,
3-Month LIBOR + 0.17%, 1.92% (A), 01/25/2041	5,000,000	4,871,015
South Carolina Student Loan Corp.
Series 2010-1, Class A2,
3-Month LIBOR + 1.00%, 2.75% (A), 07/25/2025	3,536,860	3,551,078

Total Asset-Backed Securities (Cost $29,349,804)		29,362,470

CORPORATE DEBT SECURITIES - 11.8%
Aerospace & Defense - 0.3%
Harris Corp.
5.55%, 10/01/2021	972,000	1,040,886

Automobiles - 0.4%
General Motors Co.
3.50%, 10/02/2018	1,154,000	1,155,690

Banks - 3.1%
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028 (B)	6,308,000	6,042,416
Barclays Bank PLC
10.18%, 06/12/2021 (B)	1,010,000	1,185,534
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (A), 06/30/2019 (B) (C)	982,000	1,073,827
ING Bank NV
5.80%, 09/25/2023 (B)	1,052,000	1,137,090

		9,438,867

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	$ 877,000	$ 877,645
Constellation Brands, Inc.
4.25%, 05/01/2023	701,000	718,062

		1,595,707

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022	1,052,000	1,076,140

Capital Markets - 2.2%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	5,472,000	5,556,201
Morgan Stanley
3.75%, 02/25/2023, MTN	1,052,000	1,063,143

		6,619,344

Consumer Finance - 0.8%
Discover Financial Services
3.85%, 11/21/2022	1,613,000	1,614,620
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	989,000	1,004,339

		2,618,959

Diversified Financial Services - 1.3%
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	692,000	677,730
7.13%, 10/15/2020 (B)	1,403,000	1,531,501
Portmarnock Leasing LLC
1.74%, 10/22/2024	1,762,219	1,702,251

		3,911,482

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
2.45%, 06/30/2020	1,403,000	1,386,894

Electrical Equipment - 0.3%
Siemens Financieringsmaatschappij NV
2.15%, 05/27/2020 (B)	877,000	862,640

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	877,000	873,157

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
3.40%, 11/30/2023	877,000	868,399

Industrial Conglomerates - 0.3%
General Electric Co.
4.65%, 10/17/2021, MTN	877,000	915,672

Insurance - 1.0%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,228,000	1,325,932
Prudential Financial, Inc.
Fixed until 05/15/2025, 5.38% (A), 05/15/2045	1,589,000	1,626,739

		2,952,671

Oil, Gas & Consumable Fuels - 0.3%
BP Capital Markets PLC
4.74%, 03/11/2021	877,000	919,020

Total Corporate Debt Securities (Cost $35,975,389)		36,235,528

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.7%
BCAP LLC Trust
Series 2009-RR6, Class 2A1, 3.48% (A), 08/26/2035 (B)	$ 283,974	$ 283,980
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, 3.55% (A), 09/10/2035 (B)	5,000,000	5,072,028

Total Mortgage-Backed Securities (Cost $5,358,428)		5,356,008

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.0%
Texas - 1.3%
North Texas Higher Education Authority, Inc., Revenue Bonds,
Series 1,
1-Month LIBOR + 1.00%, 2.66% (A), 12/01/2034	3,923,964	3,948,097

Vermont - 0.7%
Vermont Student Assistance Corp., Certificate of Obligation
1-Month LIBOR + 0.70%, 2.58% (A), 07/28/2034	2,028,958	2,029,506

Total Municipal Government Obligations (Cost $5,943,034)		5,977,603

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.4%
Federal Home Loan Banks
1-Month LIBOR - 0.13%, 1.76% (A), 03/01/2019	20,000,000	20,000,000
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	5,150,000	5,031,167
3.11%, 02/25/2023	10,000,000	10,088,682
3.31%, 09/25/2025	15,000,000	15,204,138
3.53%, 06/25/2020	5,500,000	5,591,386
3.97% (A), 01/25/2021	2,945,000	3,029,611
4.08% (A), 11/25/2020	3,690,000	3,801,528
4.22%, 03/25/2020	1,995,009	2,046,173
Federal Home Loan Mortgage Corp.
REMIC
4.00%, 02/15/2029	330,710	332,803
Federal National Mortgage Association
1.88%, 12/28/2020 (D)	4,000,000	3,942,420
3.50%, TBA (E)	19,000,000	19,039,706
Government National Mortgage Association
4.60% (A), 10/20/2061 - 06/20/2062	10,436,046	10,598,352
4.64% (A), 09/20/2061	4,082,585	4,125,209
4.65% (A), 10/20/2061	3,888,085	3,921,973
4.69% (A), 12/20/2061	2,617,479	2,647,188
4.74% (A), 07/20/2061	3,951,854	3,997,566
4.76% (A), 08/20/2061	4,389,357	4,456,581

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Overseas Private Investment Corp.
5.14%, 12/15/2023	$ 11,251	$ 12,043
Tennessee Valley Authority
Series A,
2.88%, 02/01/2027	6,000,000	5,952,612

Total U.S. Government Agency Obligations (Cost $126,858,106)		123,819,138

U.S. GOVERNMENT OBLIGATIONS - 38.7%
U.S. Treasury - 38.7%
U.S. Treasury Bond
2.50%, 02/15/2046	5,967,000	5,430,669
2.75%, 11/15/2047 (D)	5,400,000	5,162,273
2.88%, 11/15/2046	5,350,000	5,246,762
3.00%, 11/15/2045 - 02/15/2048	4,250,000	4,274,062
3.50%, 02/15/2039	1,414,500	1,554,127
4.38%, 05/15/2040	15,881,700	19,687,725
U.S. Treasury Note
0.75%, 08/15/2019	4,000,000	3,921,250
1.13%, 02/28/2021 - 06/30/2021	32,560,000	31,376,894
1.25%, 03/31/2021	4,362,000	4,217,509
1.38%, 01/31/2021	1,700,000	1,652,785
2.00%, 01/31/2020	12,000,000	11,942,812
2.38%, 01/31/2023	15,000,000	14,876,953
2.50%, 01/31/2025	8,500,000	8,404,375
2.75%, 02/15/2028	1,000,000	1,000,508

Total U.S. Government Obligations (Cost $120,761,007)		118,748,704

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (F)	7,107,243	7,107,243

Total Securities Lending Collateral (Cost $7,107,243)		7,107,243

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.74% (F), dated 03/29/2018, to be repurchased at $3,541,084 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $3,615,441.	$ 3,540,793	3,540,793

Total Repurchase Agreement (Cost $3,540,793)		3,540,793

Total Investments (Cost $334,893,804)		330,147,487
Net Other Assets (Liabilities) - (7.7)%		(23,579,238)

Net Assets - 100.0%		$ 306,568,249

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	80	06/29/2018	$16,995,203	$17,008,750	$13,547	$—
5-Year U.S. Treasury Note	Long	142	06/29/2018	16,156,195	16,253,453	97,258	—
10-Year U.S. Treasury Note	Long	34	06/20/2018	4,075,904	4,118,781	42,877	—
U.S. Treasury Bond	Long	30	06/20/2018	4,624,772	4,814,063	189,291	—

Total						$342,973	$—

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$29,362,470	$—	$29,362,470
Corporate Debt Securities	—	36,235,528	—	36,235,528
Mortgage-Backed Securities	—	5,356,008	—	5,356,008
Municipal Government Obligations	—	5,977,603	—	5,977,603
U.S. Government Agency Obligations	—	123,819,138	—	123,819,138
U.S. Government Obligations	—	118,748,704	—	118,748,704
Securities Lending Collateral	7,107,243	—	—	7,107,243
Repurchase Agreement	—	3,540,793	—	3,540,793

Total Investments	$7,107,243	$323,040,244	$—	$330,147,487

Other Financial Instruments
Futures Contracts (H)	$342,973	$—	$—	$342,973

Total Other Financial Instruments	$342,973	$—	$—	$342,973

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $25,482,265, representing 8.3% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,962,781. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rates disclosed reflect the yields at March 31, 2018.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
U.S. Mixed Allocation Fund - 95.0%
American Funds Insurance Series - Asset Allocation Fund	29,065,491	$ 683,911,010

Total Investment Company (Cost $633,355,919)		683,911,010

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
Fixed Income Clearing Corp., 0.74% (A), dated 03/29/2018, to be repurchased at $33,739,882 on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.13%, due 05/31/2019, and with a value of $34,412,674.	$ 33,737,108	33,737,108

Total Repurchase Agreement (Cost $33,737,108)		33,737,108

Total Investments (Cost $667,093,027)		717,648,118
Net Other Assets (Liabilities) - 0.3%		2,206,491

Net Assets - 100.0%		$ 719,854,609

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(14)	06/18/2018	$(2,179,314)	$(2,162,738)	$16,576	$—
EURO STOXX 50® Index	Short	(57)	06/15/2018	(2,264,010)	(2,301,150)	—	(37,140)
FTSE 100 Index	Short	(26)	06/15/2018	(2,513,408)	(2,551,090)	—	(37,682)
GBP Currency	Short	(28)	06/18/2018	(2,484,903)	(2,460,150)	24,753	—
MSCI Emerging Markets	Short	(111)	06/15/2018	(6,497,642)	(6,592,290)	—	(94,648)
Russell 2000® Mini Index	Short	(95)	06/15/2018	(7,267,074)	(7,273,200)	—	(6,126)
S&P 500® E-Mini	Short	(463)	06/15/2018	(60,798,040)	(61,185,450)	—	(387,410)
S&P Midcap 400® E-Mini	Short	(4)	06/15/2018	(742,257)	(753,240)	—	(10,983)

Total						$41,329	$(573,989)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$683,911,010	$—	$—	$683,911,010
Repurchase Agreement	—	33,737,108	—	33,737,108

Total Investments	$683,911,010	$33,737,108	$—	$717,648,118

Other Financial Instruments
Futures Contracts (C)	$41,329	$—	$—	$41,329

Total Other Financial Instruments	$41,329	$—	$—	$41,329

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(573,989)	$—	$—	$(573,989)

Total Other Financial Instruments	$(573,989)	$—	$—	$(573,989)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2018.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 7.1%
General Dynamics Corp.	90,100	$ 19,903,090
Raytheon Co.	89,475	19,310,495
United Technologies Corp.	204,164	25,687,914

		64,901,499

Airlines - 2.0%
Southwest Airlines Co.	320,500	18,358,240

Auto Components - 1.1%
Adient PLC	160,665	9,601,340

Banks - 13.2%
Bank of America Corp.	1,340,500	40,201,595
JPMorgan Chase & Co.	335,300	36,872,941
PNC Financial Services Group, Inc.	83,000	12,552,920
Wells Fargo & Co.	581,400	30,471,174

		120,098,630

Building Products - 2.7%
Johnson Controls International PLC	688,852	24,275,144

Capital Markets - 3.5%
State Street Corp.	315,800	31,494,734

Chemicals - 3.4%
DowDuPont, Inc.	487,021	31,028,108

Consumer Finance - 3.6%
American Express Co.	346,500	32,321,520

Diversified Telecommunication Services - 5.5%
AT&T, Inc.	605,442	21,584,007
Verizon Communications, Inc.	602,000	28,787,640

		50,371,647

Electric Utilities - 2.7%
Entergy Corp.	316,200	24,910,236

Equity Real Estate Investment Trusts - 1.1%
HCP, Inc.	438,700	10,191,001

Food & Staples Retailing - 4.6%
CVS Health Corp.	172,184	10,711,567
Walmart, Inc.	352,400	31,353,028

		42,064,595

Food Products - 1.2%
Tyson Foods, Inc., Class A	147,200	10,773,568

Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	209,600	13,137,728

Household Durables - 0.9%
Whirlpool Corp.	51,700	7,915,787

Industrial Conglomerates - 3.1%
General Electric Co.	1,221,800	16,469,864
Honeywell International, Inc.	79,800	11,531,898

		28,001,762

	Shares	Value
COMMON STOCKS (continued)
Insurance - 4.9%
Loews Corp.	373,700	$ 18,584,101
XL Group, Ltd.	463,800	25,629,588

		44,213,689

Machinery - 2.9%
Stanley Black & Decker, Inc.	169,931	26,033,429

Multiline Retail - 1.1%
Target Corp.	144,800	10,053,464

Oil, Gas & Consumable Fuels - 13.8%
BP PLC, ADR	801,248	32,482,594
Chevron Corp.	160,500	18,303,420
ConocoPhillips	453,731	26,901,711
Occidental Petroleum Corp.	300,959	19,550,297
Phillips 66	289,700	27,788,024

		125,026,046

Pharmaceuticals - 11.4%
Johnson & Johnson	261,300	33,485,595
Merck & Co., Inc.	319,833	17,421,304
Pfizer, Inc.	1,140,300	40,469,247
Sanofi, ADR	309,300	12,396,744

		103,772,890

Road & Rail - 1.5%
Norfolk Southern Corp.	102,400	13,903,872

Tobacco - 5.4%
Altria Group, Inc.	339,700	21,170,104
Philip Morris International, Inc.	282,300	28,060,620

		49,230,724

Total Common Stocks (Cost $700,857,235)		891,679,653

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.74% (A), dated 03/29/2018, to be repurchased at $18,098,284 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $18,460,969.	$ 18,096,796	18,096,796

Total Repurchase Agreement (Cost $18,096,796)		18,096,796

Total Investments (Cost $718,954,031)		909,776,449
Net Other Assets (Liabilities) - (0.1)%		(1,158,431)

Net Assets - 100.0%		$ 908,618,018

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$891,679,653	$—	$—	$891,679,653
Repurchase Agreement	—	18,096,796	—	18,096,796

Total Investments	$891,679,653	$18,096,796	$—	$909,776,449

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2018.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 25.2%
iShares Edge MSCI Min Vol EAFE ETF	169,931	$ 12,522,215
iShares Edge MSCI Min Vol Emerging Markets ETF	59,365	3,700,814

		16,223,029

U.S. Equity Funds - 74.7%
iShares Edge MSCI Min Vol USA ETF	201,725	10,475,579
iShares Edge MSCI USA Momentum Factor ETF	100,957	10,693,366
iShares Edge MSCI USA Quality Factor ETF	127,386	10,536,096
iShares Edge MSCI USA Size Factor ETF	74,186	6,146,310
iShares Edge MSCI USA Value Factor ETF	126,553	10,379,877

		48,231,228

Total Exchange-Traded Funds (Cost $56,523,167)		64,454,257

Total Investments (Cost $56,523,167)		64,454,257
Net Other Assets (Liabilities) - 0.1%		85,181

Net Assets - 100.0%		$ 64,539,438

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$64,454,257	$—	$—	$64,454,257

Total Investments	$64,454,257	$—	$—	$64,454,257

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 94.6%
International Mixed Allocation Fund - 94.6%
Transamerica Blackrock Global Allocation VP (A)	21,563,281	$ 202,694,845

Total Investment Company (Cost $199,045,824)		202,694,845

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $10,395,314 on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.13%, due 05/31/2019, and with a value of $10,603,387.	$ 10,394,459	10,394,459

Total Repurchase Agreement (Cost $10,394,459)		10,394,459

Total Investments (Cost $209,440,283)		213,089,304
Net Other Assets (Liabilities) - 0.5%		982,990

Net Assets - 100.0%		$ 214,072,294

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(31)	06/18/2018	$(4,829,082)	$(4,788,919)	$40,163	$—
EURO STOXX 50®	Short	(120)	06/15/2018	(4,867,631)	(4,844,526)	23,105	—
FTSE 100 Index	Short	(9)	06/15/2018	(892,976)	(883,070)	9,906	—
GBP Currency	Short	(10)	06/18/2018	(877,817)	(878,625)	—	(808)
JPY Currency	Short	(38)	06/18/2018	(4,494,650)	(4,485,662)	8,988	—
MSCI Emerging Markets	Short	(48)	06/15/2018	(2,894,824)	(2,850,720)	44,104	—
Nikkei 225	Short	(22)	06/07/2018	(4,326,001)	(4,437,010)	—	(111,009)
Russell 2000® Mini	Short	(2)	06/15/2018	(160,544)	(153,120)	7,424	—
S&P 500® E-Mini	Short	(121)	06/15/2018	(16,575,099)	(15,990,150)	584,949	—
S&P Midcap 400® E-Mini	Short	(6)	06/15/2018	(1,165,351)	(1,129,860)	35,491	—

Total						$754,130	$(111,817)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$202,694,845	$—	$—	$202,694,845
Repurchase Agreement	—	10,394,459	—	10,394,459

Total Investments	$202,694,845	$10,394,459	$—	$213,089,304

Other Financial Instruments
Futures Contracts (D)	$754,130	$—	$—	$754,130

Total Other Financial Instruments	$754,130	$—	$—	$754,130

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(111,817)	$—	$—	$(111,817)

Total Other Financial Instruments	$(111,817)	$—	$—	$(111,817)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at March 31, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.2%
International Mixed Allocation Fund - 95.2%
Transamerica Blackrock Global Allocation VP (A)	22,113,368	$ 207,865,657

Total Investment Company (Cost $205,894,686)		207,865,657

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $10,592,719 on 04/02/2018. Collateralized by a U.S. Government Obligation, 0.88%, due 06/15/2019, and with a value of $10,805,854.	$ 10,591,848	10,591,848

Total Repurchase Agreement (Cost $10,591,848)		10,591,848

Total Investments (Cost $216,486,534)		218,457,505
Net Other Assets (Liabilities) - (0.1)%		(127,773)

Net Assets - 100.0%		$ 218,329,732

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Long	5	06/18/2018	$778,985	$772,406	$—	$(6,579)
EURO STOXX 50®	Short	(7)	06/15/2018	(274,409)	(282,597)	—	(8,188)
GBP Currency	Long	4	06/18/2018	350,503	351,450	947	—
JPY Currency	Short	(9)	06/18/2018	(1,062,749)	(1,062,394)	355	—
MSCI Emerging Markets	Short	(12)	06/15/2018	(706,227)	(712,680)	—	(6,453)
Nikkei 225	Short	(5)	06/07/2018	(997,693)	(1,008,411)	—	(10,718)
S&P 500® E-Mini	Short	(30)	06/15/2018	(3,937,628)	(3,964,500)	—	(26,872)
S&P Midcap 400® E-Mini	Short	(1)	06/15/2018	(187,609)	(188,310)	—	(701)

Total						$1,302	$(59,511)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$207,865,657	$—	$—	$207,865,657
Repurchase Agreement	—	10,591,848	—	10,591,848

Total Investments	$207,865,657	$10,591,848	$—	$218,457,505

Other Financial Instruments
Futures Contracts (D)	$1,302	$—	$—	$1,302

Total Other Financial Instruments	$1,302	$—	$—	$1,302

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(59,511)	$—	$—	$(59,511)

Total Other Financial Instruments	$(59,511)	$—	$—	$(59,511)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at March 31, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATION:

STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 53.1%
Australia - 0.0% (A)
AGL Energy, Ltd.	865	$ 14,498
BHP Billiton, Ltd.	1,166	25,845
National Australia Bank, Ltd.	783	17,286
Stockland, REIT	4,312	13,380
Telstra Corp., Ltd. (B)	2,934	7,102
Wesfarmers, Ltd.	338	10,831
Woodside Petroleum, Ltd.	660	14,967
Woolworths Group, Ltd.	1,491	30,263

		134,172

Belgium - 0.4%
Anheuser-Busch InBev SA	79,334	8,722,513
KBC Group NV	11	958

		8,723,471

Brazil - 0.3%
Azul SA, ADR (C)	161,577	5,614,801
Banco do Brasil SA (C)	2,148	26,695
Banco Santander Brasil SA	1,167	14,107
JBS SA	5,719	16,197
Vale SA (C)	2,504	32,014

		5,703,814

Canada - 0.4%
Bank of Nova Scotia	748	46,075
Barrick Gold Corp. (B)	886	11,038
Canadian National Railway Co.	32	2,339
Canadian Natural Resources, Ltd.	235	7,387
Encana Corp.	627,374	6,901,114
Magna International, Inc.	681	38,359
Manulife Financial Corp.	1,395	25,900
Platinum Group Metals, Ltd. (B) (C)	342,388	100,559
Platinum Group Metals, Ltd. (B) (C)	43,351	12,618
Royal Bank of Canada	1,201	92,773
Suncor Energy, Inc.	876	30,250
Teck Resources, Ltd., Class B	1,052	27,093
Thomson Reuters Corp.	301	11,633
Toronto-Dominion Bank	120	6,810

		7,313,948

China - 0.6%
Agricultural Bank of China, Ltd., H Shares	52,000	29,861
Alibaba Group Holding, Ltd., ADR (C)	59,128	10,852,353
Bank of China, Ltd., Class H	55,000	30,044
Bank of Communications Co., Ltd., H Shares	13,000	10,278
China Communications Construction Co., Ltd., Class H	1,000	1,034
China Construction Bank Corp., Class H	41,000	42,825
China Telecom Corp., Ltd., H Shares	24,000	10,645
CNOOC, Ltd.	31,000	45,901
Country Garden Holdings Co., Ltd.	10,000	20,878
Dongfeng Motor Group Co., Ltd., Class H	22,000	25,684
Guangzhou Automobile Group Co., Ltd., Class H	6,000	11,144
Industrial & Commercial Bank of China, Ltd., Class H	37,000	32,245
Longfor Properties Co., Ltd.	2,500	7,708

	Shares	Value
COMMON STOCKS (continued)
China (continued)
New Oriental Education & Technology Group, Inc., ADR	458	$ 40,144
PICC Property & Casualty Co., Ltd., Class H	2,000	3,534
Tencent Holdings, Ltd.	500	26,840
Want Want China Holdings, Ltd.	730,000	587,295
Yum China Holdings, Inc.	53	2,199

		11,780,612

Czech Republic - 0.0% (A)
CEZ AS	35,563	885,453

Denmark - 0.0% (A)
AP Moller - Maersk A/S, Class B	2	3,121
Carlsberg A/S, Class B	8	955
Danske Bank A/S	1,195	44,775

		48,851

Finland - 0.1%
Nokia OYJ	518,088	2,860,941

France - 2.0%
AXA SA	153,498	4,080,437
BNP Paribas SA	581	43,087
Cie de Saint-Gobain	1,212	64,000
Credit Agricole SA	791	12,897
Danone SA	177,009	14,352,286
Dassault Aviation SA	2,099	4,009,955
Eiffage SA	3,385	385,522
Engie SA	962	16,064
Safran SA	61,076	6,481,974
Sanofi	38,770	3,110,906
Societe Generale SA	462	25,091
Thales SA	109	13,279
TOTAL SA, ADR	3,069	177,051
TOTAL SA	1,252	71,764
Unibail-Rodamco SE, REIT (B)	21,176	4,837,094

		37,681,407

Germany - 1.0%
adidas AG	21	5,109
Allianz SE	194	43,855
BASF SE	285	28,904
Bayer AG	124,806	14,069,841
Deutsche Post AG	1,154	50,544
GEA Group AG	47,873	2,035,881
Innogy SE (D)	65,979	3,127,356
Muenchener Rueckversicherungs-Gesellschaft AG	22	5,116
SAP SE	907	95,219

		19,461,825

Hong Kong - 0.9%
BOC Hong Kong Holdings, Ltd.	500	2,453
Brilliance China Automotive Holdings, Ltd.	652,000	1,376,558
China Mobile, Ltd.	6,000	54,992
China Resources Power Holdings Co., Ltd.	14,000	25,668
CK Infrastructure Holdings, Ltd.	68,000	557,348
CLP Holdings, Ltd.	78,000	795,288
Galaxy Entertainment Group, Ltd.	3,000	27,536
Hang Lung Properties, Ltd.	214,000	502,264
HKT Trust & HKT, Ltd.	375,000	471,836
Hong Kong Exchanges & Clearing, Ltd.	700	23,056
I-CABLE Communications, Ltd. (C)	70,516	1,803
Jardine Matheson Holdings, Ltd.	13,700	844,280
Link REIT	87,500	750,026

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Power Assets Holdings, Ltd.	61,000	$ 544,937
Sino Land Co., Ltd.	262,000	424,663
Sun Hung Kai Properties, Ltd.	554,000	8,793,620
Swire Pacific, Ltd., Class A	59,000	597,469
WH Group, Ltd. (D)	26,500	28,394
Wharf Holdings, Ltd.	108,000	373,927
Wharf Real Estate Investment Co., Ltd. (C)	89,000	581,738

		16,777,856

Indonesia - 0.1%
Siloam International Hospitals Tbk PT (C)	2,814,903	1,638,938

Ireland - 0.0% (A)
Accenture PLC, Class A	2,402	368,707
Medtronic PLC	7,361	590,499

		959,206

Israel - 0.0% (A)
Check Point Software Technologies, Ltd. (C)	350	34,769

Italy - 1.1%
Atlantia SpA	116	3,594
Ei Towers SpA	57,269	3,210,615
Enel SpA	792,804	4,851,335
Intesa Sanpaolo SpA	2,023	7,366
Luxottica Group SpA	80,135	4,978,355
RAI Way SpA (D)	392,001	2,172,081
Snam SpA	63,769	293,134
Telecom Italia SpA (C)	5,335,652	5,066,161
Telecom Italia SpA	125,914	104,832
UniCredit SpA (C)	733	15,320

		20,702,793

Japan - 9.0%
Aisin Seiki Co., Ltd.	42,900	2,330,360
Ajinomoto Co., Inc.	249,300	4,510,150
Alfresa Holdings Corp.	19,300	429,514
Alpine Electronics, Inc. (B)	13,500	254,382
Asahi Glass Co., Ltd.	400	16,559
Asahi Kasei Corp.	243,900	3,206,768
Astellas Pharma, Inc.	558,900	8,477,652
Bridgestone Corp.	158,300	6,879,180
Canon Marketing Japan, Inc.	16,400	442,964
COMSYS Holdings Corp.	19,200	512,457
Dai-ichi Life Holdings, Inc.	200	3,651
Daicel Corp.	71,800	784,095
Daikin Industries, Ltd.	25,200	2,779,212
Daiwa House Industry Co., Ltd.	200	7,706
Denso Corp.	103,800	5,677,515
DOWA Holdings Co., Ltd. (B)	9,100	325,840
East Japan Railway Co.	105,100	9,741,048
Exedy Corp.	11,300	356,294
Fujitsu, Ltd.	13,000	80,000
GS Yuasa Corp.	77,000	419,717
Hino Motors, Ltd. (B)	34,100	438,728
Hitachi Chemical Co., Ltd.	72,300	1,647,737
Hitachi, Ltd.	8,000	57,952
Hoya Corp.	128,900	6,426,526
Japan Airlines Co., Ltd.	223,000	8,974,071
Japan Aviation Electronics Industry, Ltd.	23,000	325,314
Kajima Corp.	2,000	18,552
Kamigumi Co., Ltd.	17,400	388,538
Kao Corp.	200	15,001
KDDI Corp.	25,700	656,116
Keyence Corp.	1,500	930,971
Kinden Corp.	58,300	965,411

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kintetsu Group Holdings Co., Ltd.	300	$ 11,686
Kirin Holdings Co., Ltd.	200	5,324
Koito Manufacturing Co., Ltd.	40,300	2,795,113
Komatsu, Ltd.	130,700	4,356,871
Kubota Corp.	89,700	1,569,676
Kuraray Co., Ltd.	24,400	414,597
Kyudenko Corp.	9,600	471,858
Kyushu Railway Co.	67,900	2,112,203
Mabuchi Motor Co., Ltd.	13,800	679,592
Maeda Road Construction Co., Ltd.	23,000	464,734
Marubeni Corp.	3,300	23,877
Mazda Motor Corp.	1,100	14,540
Medipal Holdings Corp.	22,100	452,779
Mitsubishi Chemical Holdings Corp.	500	4,842
Mitsubishi Electric Corp.	453,900	7,258,220
Mitsubishi Tanabe Pharma Corp.	700	13,684
Mitsubishi UFJ Financial Group, Inc.	3,100	20,306
MS&AD Insurance Group Holdings, Inc.	700	22,071
Murata Manufacturing Co., Ltd.	53,100	7,270,965
Nichias Corp.	24,000	304,948
Nippo Corp.	23,000	533,255
Nippon Telegraph & Telephone Corp.	13,500	621,681
Nippon Television Holdings, Inc.	44,100	781,246
Nitto Denko Corp.	47,100	3,531,449
Nomura Holdings, Inc.	600	3,470
Okumura Corp.	21,300	839,749
Olympus Corp.	500	18,984
Oracle Corp.	200	16,259
Otsuka Holdings Co., Ltd.	7,700	385,633
Panasonic Corp.	1,700	24,301
Rakuten, Inc.	1,600	13,520
Renesas Electronics Corp. (C)	133,900	1,346,487
Resona Holdings, Inc.	5,700	30,106
Rohm Co., Ltd.	54,000	5,140,924
Seino Holdings Co., Ltd.	25,200	463,715
Seven & i Holdings Co., Ltd.	6,600	283,092
Shimamura Co., Ltd.	3,300	412,791
Shin-Etsu Chemical Co., Ltd.	85,400	8,832,545
Shionogi & Co., Ltd. (B)	1,200	61,926
Sony Corp.	900	43,526
Stanley Electric Co., Ltd.	11,400	421,052
Subaru Corp.	119,000	3,899,751
Sumitomo Electric Industries, Ltd.	139,500	2,128,455
Sumitomo Mitsui Financial Group, Inc.	194,200	8,136,306
Suzuken Co., Ltd.	9,800	404,784
Suzuki Motor Corp.	173,700	9,353,893
T&D Holdings, Inc.	100	1,587
Taisei Corp.	800	40,600
Toagosei Co., Ltd.	23,300	274,375
Toda Corp. (B)	105,000	760,820
Toho Co., Ltd.	14,800	490,992
Tokio Marine Holdings, Inc.	90,700	4,036,131
Tokyo Gas Co., Ltd.	276,700	7,337,146
Tokyo Steel Manufacturing Co., Ltd. (B)	66,700	535,957
Toray Industries, Inc.	262,800	2,485,863
Toshiba Corp. (C)	10,000	28,946
Toyota Industries Corp.	117,100	7,087,299
TV Asahi Holdings Corp.	32,100	700,194
Ube Industries, Ltd.	97,900	2,856,816
Unicharm Corp.	700	19,927
West Japan Railway Co.	36,600	2,556,032
Yamato Kogyo Co., Ltd.	13,500	374,531

		173,663,983

Macau - 0.0% (A)
Sands China, Ltd.	2,400	13,042

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Malaysia - 0.0% (A)
Malaysia Airports Holdings Bhd.	43,200	$ 98,842

Mexico - 0.0% (A)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, B Shares	7,947	11,431
Cemex SAB de CV (C)	69,382	45,835
Grupo Financiero Banorte SAB de CV, Class O	2,524	15,308

		72,574

Netherlands - 2.1%
ABN AMRO Group NV, CVA (D)	169,397	5,107,884
ING Groep NV	350,258	5,910,673
Koninklijke Ahold Delhaize NV	175	4,147
Koninklijke Philips NV	443,733	16,991,413
Royal Dutch Shell PLC, Class A	177,257	5,646,905
Royal Dutch Shell PLC, Class A	317	10,029
Royal Dutch Shell PLC, Class A, ADR	113,342	7,232,353
Royal Dutch Shell PLC, Class B	1,942	62,491

		40,965,895

Norway - 0.0% (A)
DNB ASA	778	15,324
Telenor ASA	1,237	28,131

		43,455

Poland - 0.0% (A)
PGE Polska Grupa Energetyczna SA (C)	7,393	21,428
Polski Koncern Naftowy Orlen SA	259	6,375

		27,803

Portugal - 0.1%
Jeronimo Martins SGPS SA	18,553	337,453
NOS SGPS SA	251,157	1,480,287

		1,817,740

Republic of Korea - 0.6%
Amorepacific Corp.	6,279	1,867,383
Coway Co., Ltd.	6,974	587,546
Doosan Bobcat, Inc.	94,083	2,771,560
Hana Financial Group, Inc.	506	21,718
Industrial Bank of Korea	1,409	20,291
KT&G Corp.	36,659	3,439,253
LG Chem, Ltd.	2,760	998,199
LG Household & Health Care, Ltd.	843	955,384
Lotte Chemical Corp.	13	5,281
POSCO	2,885	881,009
Samsung Electronics Co., Ltd.	35	80,810
Shinhan Financial Group Co., Ltd.	69	2,958
SK Hynix, Inc.	372	28,374
SK Innovation Co., Ltd.	70	13,857
SK Telecom Co., Ltd.	3,125	684,574
Woori Bank	818	11,243

		12,369,440

Republic of South Africa - 0.0% (A)
Naspers, Ltd., N Shares	68	16,640
Tiger Brands, Ltd.	1,132	35,430

		52,070

	Shares	Value
COMMON STOCKS (continued)
Singapore - 0.3%
CapitaLand, Ltd.	1,407,700	$ 3,854,971
ComfortDelGro Corp., Ltd.	310,200	486,953
Genting Singapore PLC	66,400	55,074
Singapore Telecommunications, Ltd.	309,000	798,054

		5,195,052

Spain - 0.3%
Aena SME SA (D)	172	34,683
Amadeus IT Group SA	385	28,491
Banco Bilbao Vizcaya Argentaria SA	2,764	21,890
CaixaBank SA	4,294	20,472
Cellnex Telecom SA (D)	239,448	6,401,380
Repsol SA	769	13,669
Telefonica SA	772	7,648

		6,528,233

Sweden - 0.0% (A)
Sandvik AB	1,957	35,855
Skandinaviska Enskilda Banken AB, Class A	2,285	24,007
Volvo AB, Class B (B)	3,310	60,587

		120,449

Switzerland - 1.4%
ABB, Ltd.	2,453	58,328
Chubb, Ltd.	29,710	4,063,437
Glencore PLC (C)	1,486	7,384
Nestle SA	146,278	11,562,031
Novartis AG	418	33,808
Roche Holding AG	258	59,184
SGS SA	3	7,380
Swatch Group AG	315	26,416
Swiss Re AG	132	13,473
UBS Group AG (C)	586,330	10,330,502
Zurich Insurance Group AG	37	12,205

		26,174,148

Taiwan - 0.8%
Cathay Financial Holding Co., Ltd.	438,000	788,661
Cheng Shin Rubber Industry Co., Ltd.	242,000	390,510
Chunghwa Telecom Co., Ltd.	1,035,000	4,011,215
CTBC Financial Holding Co., Ltd.	5,000	3,636
Far EasTone Telecommunications Co., Ltd.	629,000	1,686,998
Formosa Chemicals & Fibre Corp.	162,000	602,840
Formosa Petrochemical Corp.	115,000	467,383
Formosa Plastics Corp.	168,000	599,239
Fubon Financial Holding Co., Ltd.	487,000	838,474
Hon Hai Precision Industry Co., Ltd.	265,400	805,566
Nan Ya Plastics Corp.	211,000	590,513
Nanya Technology Corp.	2,000	6,311
Pegatron Corp.	14,000	35,052
Taiwan Mobile Co., Ltd.	532,000	2,007,065
Taiwan Semiconductor Manufacturing Co., Ltd.	109,000	925,250
Uni-President Enterprises Corp.	427,000	1,010,495

		14,769,208

Thailand - 0.2%
Advanced Info Service PCL	166,700	1,098,184
Intouch Holdings PCL, F Shares	418,400	782,744
PTT Global Chemical PCL	350,800	1,062,945

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thailand (continued)
Siam Cement PCL	51,700	$ 826,671
Thai Oil PCL	175,900	510,487

		4,281,031

Turkey - 0.0% (A)
Akbank Turk AS	1,443	3,493
BIM Birlesik Magazalar AS	53	966
Tupras Turkiye Petrol Rafinerileri AS	219	6,017
Turkiye Halk Bankasi AS	4,617	10,474

		20,950

United Arab Emirates - 0.5%
NMC Health PLC	190,474	9,082,715

United Kingdom - 1.8%
Anglo American PLC (B)	328	7,641
Aon PLC	77	10,805
Associated British Foods PLC	331	11,572
Aviva PLC	1,261	8,801
BAE Systems PLC	3,014	24,660
Barclays PLC	2,956	8,638
Berkeley Group Holdings PLC	51,947	2,761,479
BP PLC	2,089	14,091
Centrica PLC	8,295	16,549
Diageo PLC	201	6,798
Experian PLC	130	2,811
GlaxoSmithKline PLC	2,495	48,456
GW Pharmaceuticals PLC, ADR (B) (C)	11,326	1,276,100
HSBC Holdings PLC	1,010,136	9,485,896
Imperial Brands PLC	790	26,899
International Consolidated Airlines Group SA	2,183	18,900
Legal & General Group PLC	7,819	28,330
Liberty Global PLC, Class A (C)	117,657	3,683,841
Liberty Global PLC, Series C (C)	825	25,105
Lloyds Banking Group PLC	66,566	60,550
National Grid PLC	17,266	194,354
Prudential PLC	239	5,972
Rio Tinto PLC	597	30,294
Rio Tinto, Ltd.	621	35,181
SSE PLC	214	3,839
Unilever NV, CVA	342	19,304
Vodafone Group PLC, ADR	93,481	2,600,641
Vodafone Group PLC	5,190,656	14,201,796

		34,619,303

United States - 29.1%
3M Co.	1,073	235,545
AbbVie, Inc.	3,916	370,649
Acadia Healthcare Co., Inc. (C)	84,264	3,301,464
Activision Blizzard, Inc.	31,563	2,129,240
Adobe Systems, Inc. (C)	2,427	524,426
Aetna, Inc.	2,448	413,712
Agilent Technologies, Inc.	264	17,662
Air Products & Chemicals, Inc.	83,539	13,285,207
Allergan PLC	19	3,198
Alliance Data Systems Corp.	714	151,982
Allstate Corp.	119	11,281
Ally Financial, Inc.	5,038	136,782
Alphabet, Inc., Class A (C)	112	116,160
Alphabet, Inc., Class C (C)	18,724	19,319,236
Amazon.com, Inc. (C)	16,130	23,345,594
Amdocs, Ltd.	5,049	336,869
American Express Co.	168	15,671
American International Group, Inc.	667	36,298

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American Tower Corp., REIT	2,932	$ 426,137
Ameriprise Financial, Inc.	1,629	240,994
AmerisourceBergen Corp.	165	14,225
Amgen, Inc.	2,401	409,322
Anadarko Petroleum Corp.	178,797	10,801,127
Anthem, Inc.	41,677	9,156,437
Apple, Inc.	257,914	43,272,811
Applied Materials, Inc.	1,124	62,506
Archer-Daniels-Midland Co.	122	5,291
AT&T, Inc.	754	26,880
Automatic Data Processing, Inc.	220	24,966
Bank of America Corp.	575,853	17,269,831
Bank of New York Mellon Corp.	3,185	164,123
Baxter International, Inc.	11,355	738,529
Berkshire Hathaway, Inc., Class B (C)	4,580	913,618
Biogen, Inc. (C)	7,544	2,065,698
Boeing Co.	1,575	516,411
Booking Holdings, Inc. (C)	19	39,527
Boston Scientific Corp. (C)	441	12,048
Bristol-Myers Squibb Co.	34	2,151
Broadcom, Ltd.	32	7,541
CA, Inc.	1,409	47,765
Capital One Financial Corp.	2,650	253,923
Carnival Corp.	962	63,088
Caterpillar, Inc.	1,057	155,781
Celgene Corp. (C)	877	78,237
Charles Schwab Corp.	220,811	11,530,750
Charter Communications, Inc., Class A (C)	20,321	6,324,302
Chevron Corp.	1,399	159,542
Cigna Corp.	253	42,438
Cisco Systems, Inc.	1,906	81,748
Citigroup, Inc.	147,970	9,987,975
Cloudera, Inc. (C)	260,530	5,622,237
CME Group, Inc.	37	5,984
Coca-Cola Co.	561	24,364
Cognizant Technology Solutions Corp., Class A	460	37,030
Colgate-Palmolive Co.	7,006	502,190
Comcast Corp., Class A	634,688	21,687,289
Conagra Brands, Inc.	1,792	66,089
ConocoPhillips	812	48,143
Constellation Brands, Inc., Class A	1,661	378,575
Corning, Inc.	541	15,083
Costco Wholesale Corp.	141	26,569
Crown Holdings, Inc. (C)	3,662	185,847
Cummins, Inc.	927	150,257
CVS Health Corp.	139,677	8,689,306
Danaher Corp.	56	5,483
Dave & Buster’s Entertainment, Inc. (C)	53,046	2,214,140
Dell Technologies, Inc., Class V (C)	606	44,365
Delta Air Lines, Inc.	3,309	181,366
Devon Energy Corp.	211	6,708
Discover Financial Services	4,026	289,590
DISH Network Corp., Class A (C)	39,816	1,508,628
Dollar General Corp.	258	24,136
Dominion Energy, Inc.	9,736	656,498
DowDuPont, Inc.	260,510	16,597,092
Dropbox, Inc., Class A (C)	35,294	1,102,938
DXC Technology Co.	298	29,958
Eaton Corp. PLC	253	20,217
eBay, Inc. (C)	2,325	93,558
Edgewell Personal Care Co. (C)	90,129	4,400,098
Edwards Lifesciences Corp. (C)	85	11,859
Electronic Arts, Inc. (C)	22,176	2,688,618
Eli Lilly & Co.	74	5,725
Emerson Electric Co.	307	20,968
EQT Corp.	13,095	622,143

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Equity Residential, REIT	232	$ 14,296
Estee Lauder Cos., Inc., Class A	45	6,737
Expedia Group, Inc.	119	13,139
Express Scripts Holding Co. (C)	897	61,965
Exxon Mobil Corp.	1,198	89,383
Facebook, Inc., Class A (C)	115,835	18,509,275
Fifth Third Bancorp	7,000	222,250
FleetCor Technologies, Inc. (C)	43,963	8,902,507
Ford Motor Co.	1,049	11,623
Fortune Brands Home & Security, Inc.	41,983	2,472,379
Franklin Resources, Inc.	570	19,768
General Dynamics Corp.	1,455	321,410
General Electric Co.	556,524	7,501,944
General Mills, Inc.	631	28,433
General Motors Co.	1,021	37,103
Gilead Sciences, Inc.	147,916	11,151,387
Global Payments, Inc.	20,567	2,293,632
Goldman Sachs Group, Inc.	25,282	6,367,525
Goodyear Tire & Rubber Co.	3,425	91,037
Halliburton Co.	699	32,811
Hartford Financial Services Group, Inc.	10,719	552,243
HCA Healthcare, Inc.	115,157	11,170,229
HCP, Inc., REIT	858	19,931
Helmerich & Payne, Inc.	2,806	186,767
Hewlett Packard Enterprise Co.	754	13,225
Home Depot, Inc.	2,950	525,808
HP, Inc.	2,111	46,273
Humana, Inc.	30	8,065
Huntsman Corp.	3,606	105,476
Illinois Tool Works, Inc.	1,436	224,964
Illumina, Inc. (C)	53	12,530
Ingersoll-Rand PLC	383	32,750
Intel Corp.	7,702	401,120
Intercontinental Exchange, Inc.	26	1,886
International Business Machines Corp.	43,226	6,632,165
International Paper Co.	5,074	271,104
Intuit, Inc.	2,540	440,309
Intuitive Surgical, Inc. (C)	21	8,669
Johnson & Johnson	36,691	4,701,952
JPMorgan Chase & Co.	55,582	6,112,353
Kimberly-Clark Corp.	130	14,317
Kinder Morgan, Inc.	325	4,895
KLA-Tencor Corp.	2,614	284,952
Kohl’s Corp.	2,057	134,754
Lam Research Corp.	109	22,144
Las Vegas Sands Corp.	786	56,513
Lear Corp.	1,489	277,088
Liberty Broadband Corp., Class A (C)	12,202	1,034,730
Liberty Broadband Corp., Class C (C)	38,658	3,312,604
Liberty Media Corp. - Liberty SiriusXM, Class A (C)	43,690	1,795,659
Liberty Media Corp. - Liberty SiriusXM, Class C (C)	73,209	2,990,588
Lockheed Martin Corp.	54	18,248
Lowe’s Cos., Inc.	10,333	906,721
LyondellBasell Industries NV, Class A	88	9,300
ManpowerGroup, Inc.	1,366	157,227
Marathon Petroleum Corp.	6,613	483,476
Marsh & McLennan Cos., Inc.	47,396	3,914,436
Masco Corp.	8,987	363,434
Mastercard, Inc., Class A	5,777	1,011,899
McDonald’s Corp.	1,998	312,447
McKesson Corp.	1,030	145,096
Merck & Co., Inc.	7,506	408,852
MetLife, Inc.	115,729	5,310,804
MGM Resorts International	144,542	5,061,861
Micron Technology, Inc. (C)	4,038	210,541

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Microsoft Corp.	396,462	$ 36,185,087
Mohawk Industries, Inc. (C)	40,016	9,292,516
Mondelez International, Inc., Class A	13,668	570,366
Monster Beverage Corp. (C)	24	1,373
Morgan Stanley	248,697	13,419,690
Motorola Solutions, Inc.	348	36,644
NextEra Energy, Inc.	61,542	10,051,655
Norfolk Southern Corp.	46	6,246
Northrop Grumman Corp.	2,045	713,950
NVIDIA Corp.	91	21,075
O’Reilly Automotive, Inc. (C)	36,618	9,058,561
ONEOK, Inc.	42	2,391
Oracle Corp.	1,579	72,239
PACCAR, Inc.	237	15,682
Packaging Corp. of America	3,178	358,161
PepsiCo, Inc.	6,890	752,044
Pfizer, Inc.	379,157	13,456,282
PG&E Corp.	266	11,685
Philip Morris International, Inc.	512	50,893
Phillips 66	2,770	265,698
Pioneer Natural Resources Co.	13,023	2,237,091
Praxair, Inc.	11	1,587
Procter & Gamble Co.	51,001	4,043,359
Prudential Financial, Inc.	2,257	233,712
Pure Storage, Inc., Class A (C)	233,136	4,651,063
PVH Corp.	1,129	170,964
QUALCOMM, Inc.	251,007	13,908,298
Raytheon Co.	2,745	592,426
Reinsurance Group of America, Inc.	1,707	262,878
Rockwell Automation, Inc.	1,289	224,544
Ross Stores, Inc.	1,517	118,296
Royal Caribbean Cruises, Ltd.	1,526	179,671
Schlumberger, Ltd.	41,815	2,708,776
Sempra Energy	52,427	5,830,931
Snap, Inc., Class A (B) (C)	202,756	3,217,738
St. Joe Co. (C)	172,468	3,251,022
Starbucks Corp.	183	10,594
State Street Corp.	1,596	159,169
Stryker Corp.	4,491	722,692
SunTrust Banks, Inc.	93,096	6,334,252
Symantec Corp.	370	9,565
Sysco Corp.	414	24,823
Target Corp.	1,041	72,277
Tenet Healthcare Corp. (C)	145,416	3,526,338
TESARO, Inc. (B) (C)	19,282	1,101,773
Texas Instruments, Inc.	586	60,880
Thermo Fisher Scientific, Inc.	2,073	427,992
TJX Cos., Inc.	29,134	2,376,169
Travelers Cos., Inc.	5,842	811,220
TripAdvisor, Inc. (B) (C)	78,257	3,199,929
Tyson Foods, Inc., Class A	2,523	184,658
United Continental Holdings, Inc. (C)	127,281	8,842,211
United Rentals, Inc. (C)	2,043	352,887
United Technologies Corp.	77	9,688
UnitedHealth Group, Inc.	4,561	976,054
Valero Energy Corp.	6,068	562,928
VeriSign, Inc. (B) (C)	3,100	367,536
Verizon Communications, Inc.	12,382	592,107
VF Corp.	394	29,203
Visa, Inc., Class A	6,328	756,955
Vistra Energy Corp. (C)	49,595	1,033,064
VMware, Inc., Class A (B) (C)	398	48,265
Vornado Realty Trust, REIT	114	7,672
WABCO Holdings, Inc. (C)	1,577	211,113
Walgreens Boots Alliance, Inc.	882	57,745
Walmart, Inc.	762	67,795
Walt Disney Co.	271	27,219

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Waste Management, Inc.	244	$ 20,525
Wells Fargo & Co.	748	39,203
Western Digital Corp.	2,174	200,595
WestRock Co.	52,435	3,364,754
Williams Cos., Inc.	565,530	14,059,076
Williams-Sonoma, Inc. (B)	54,585	2,879,905
Wyndham Worldwide Corp.	3,123	357,365
Wynn Resorts, Ltd.	655	119,446
Yum! Brands, Inc.	381	32,435
Zimmer Biomet Holdings, Inc.	53,417	5,824,590
Zynga, Inc., Class A (C)	253,729	928,648

		561,234,667

Total Common Stocks (Cost $889,204,913)		1,025,858,656

CONVERTIBLE PREFERRED STOCKS - 1.1%
United States - 1.1%
Anthem, Inc.,
5.25% (C)	72,303	3,879,779
Crown Castle International Corp.,
Series A, 6.88% (C)	2,411	2,695,329
Dominion Energy, Inc.,
Series A, 6.75% (C)	58,841	2,730,811
Dropbox, Inc.,
0.00% (C) (E) (F) (G) (H)	114,660	3,583,125
Mandatory Exchangeable Trust,
5.75% (C) (D)	28,361	5,818,571
Wells Fargo & Co.,
Series L, Class A, 7.50% (C)	552	712,080
Welltower, Inc.,
Series I, 6.50% (C)	27,594	1,535,330

Total Convertible Preferred Stocks (Cost $17,084,580)		20,955,025

PREFERRED STOCKS - 0.5%
Brazil - 0.0% (A)
Petroleo Brasileiro SA,
0.00% (C)	2,042	13,242

Republic of Korea - 0.0% (A)
Samsung Electronics Co., Ltd.,
1.74% (I)	15	28,708

United States - 0.5%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.14% (C) (J)	65,512	1,781,271
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.62% (C) (J)	72,616	1,886,564
Palantir Technologies, Inc.,
0.00% (C) (E) (F) (G) (K)	212,750	1,172,253
Uber Technologies, Inc.,
0.00% (C) (E) (F) (G) (K)	129,064	4,419,151

		9,259,239

Total Preferred Stocks (Cost $7,077,748)		9,301,189

EXCHANGE-TRADED FUNDS - 3.6%
United States - 3.6%
ETFS Physical Palladium Shares (C)	14,919	1,350,617
ETFS Physical Platinum Shares (C)	12,462	1,104,756
ETFS Physical Swiss Gold Shares (C)	26,125	3,352,099
iShares Gold Trust (C)	1,039,985	13,239,009

	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
United States (continued)
SPDR Gold Shares (C)	399,710	$ 50,279,521

Total Exchange-Traded Funds (Cost $67,273,615)		69,326,002

MASTER LIMITED PARTNERSHIP - 0.1%
United States - 0.1%
NextEra Energy Partners, LP	65,330	2,612,547

Total Master Limited Partnership (Cost $1,845,726)		2,612,547

WARRANTS - 0.0% (A)
Australia - 0.0% (A)
Quintis, Ltd., (C) (E) (K) (L)
Exercise Price AUD 1.28,
Expiration Date 07/15/2018	59,458	0
Quintis, Ltd., Class A, (C) (E)
Exercise Price AUD 1.28,
Expiration Date 07/15/2018	368,642	1,900

Total Warrants (Cost $391,618)		1,900

	Principal	Value
CONVERTIBLE BONDS - 0.4%
India - 0.0% (A)
REI Agro, Ltd.
5.50%, 11/13/2014 (D) (G) (M)	$ 697,000	1,366
5.50%, 11/13/2014 (G) (M) (N)	259,000	508

		1,874

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 (D) (G) (O)	2,109,340	1,840,399

Netherlands - 0.2%
Bayer Capital Corp. BV
5.63%, 11/22/2019 (D)	EUR 2,900,000	3,641,098
Bio City Development Co. BV
8.00%, 07/06/2018 (D) (E) (G) (K) (M)	$ 2,400,000	646,560

		4,287,658

Singapore - 0.1%
CapitaLand, Ltd.
1.95%, 10/17/2023 (D)	SGD 1,250,000	971,237

Total Convertible Bonds (Cost $8,551,005)		7,101,168

CORPORATE DEBT SECURITIES - 3.1%
Australia - 0.1%
Quintis, Ltd.
8.75%, 08/01/2023 (B) (D) (G)	$ 4,546,000	3,182,200

Cayman Islands - 0.0% (A)
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (D)	929,000	292,635

Chile - 0.0% (A)
Inversiones Alsacia SA
8.00%, 12/31/2018 (D) (G) (O)	953,437	26,220

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France - 0.1%
Danone SA
2.59%, 11/02/2023 (D)	$ 1,507,000	$ 1,427,904

Italy - 0.1%
Telecom Italia SpA
5.30%, 05/30/2024 (D)	1,366,000	1,389,905

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	1,336,000	1,324,578
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	1,193,000	1,080,411
8.00%, 02/15/2024 (D)	390,000	409,987

		2,814,976

Mexico - 0.3%
Petroleos Mexicanos
4.63%, 09/21/2023	3,446,000	3,453,202
3-Month LIBOR + 3.65%, 5.72% (J), 03/11/2022	1,495,000	1,632,121
Trust F/1401
5.25%, 12/15/2024 (B) (D)	343,000	350,718

		5,436,041

Netherlands - 0.1%
Cooperatieve Rabobank UA
3.95%, 11/09/2022	353,000	356,707
ING Groep NV
Fixed until 04/16/2020, 6.00% (J), 04/16/2020 (B) (P)	795,000	814,875

		1,171,582

Switzerland - 0.1%
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (D)	965,000	970,358

United Kingdom - 0.3%
HSBC Holdings PLC
Fixed until 09/17/2024, 6.38% (J), 09/17/2024 (P)	2,707,000	2,740,838
Lloyds Bank PLC
Fixed until 01/22/2029, 13.00% (J), 01/21/2029, MTN (P)	GBP 1,289,000	3,303,890

		6,044,728

United States - 1.9%
Allergan Sales LLC
5.00%, 12/15/2021 (D)	$ 666,000	695,208
Ally Financial, Inc.
3.50%, 01/27/2019	891,000	892,114
American Express Co.
Fixed until 03/15/2020, 4.90% (J), 03/15/2020 (P)	913,000	917,565
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/2024 (Q)	815,000	820,720
4.00%, 04/13/2028 (Q)	1,345,000	1,361,419
Apple, Inc.
3.20%, 05/11/2027	2,330,000	2,276,705
3.35%, 02/09/2027	2,434,000	2,404,575
AT&T, Inc.
3.00%, 06/30/2022	2,182,000	2,142,815
3.40%, 08/14/2024	3,845,000	3,873,032
4.45%, 04/01/2024	350,000	361,254

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp.
4.00%, 01/22/2025, MTN	$ 743,000	$ 741,538
Becton Dickinson and Co.
2.89%, 06/06/2022	1,110,000	1,076,989
3.13%, 11/08/2021	1,364,000	1,342,101
3.36%, 06/06/2024	619,000	595,787
Citigroup, Inc.
Fixed until 03/27/2020, 5.88% (J), 03/27/2020 (B) (P)	3,070,000	3,169,775
CVS Health Corp.
3.70%, 03/09/2023	5,330,000	5,358,942
eBay, Inc.
2.75%, 01/30/2023	742,000	716,446
Edgewell Personal Care Co.
4.70%, 05/19/2021 - 05/24/2022	1,318,000	1,286,635
General Motors Financial Co., Inc.
3.45%, 04/10/2022	577,000	572,257
Goldman Sachs Group, Inc.
Fixed until 05/10/2020, 5.38% (J), 05/10/2020 (P)	1,505,000	1,545,003
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	233,000	250,049
Morgan Stanley
Fixed until 07/15/2019, 5.45% (J), 07/15/2019 (P)	1,037,000	1,055,687
NBCUniversal Enterprise, Inc.
Fixed until 03/19/2021, 5.25% (J), 03/19/2021 (D) (P)	1,086,000	1,126,725
Prudential Financial, Inc.
Fixed until 06/15/2023, 5.63% (J), 06/15/2043	531,000	556,886
Fixed until 09/15/2022, 5.88% (J), 09/15/2042	802,000	844,105
Santander Holdings USA, Inc.
3.70%, 03/28/2022	390,000	390,823
Synchrony Financial
3.75%, 08/15/2021	379,000	382,170
USB Capital IX
3-Month LIBOR + 1.02%, 3.50% (J), 04/30/2018 (P)	372,000	335,935
Verizon Communications, Inc.
2.63%, 08/15/2026	697,000	636,527

		37,729,787

Total Corporate Debt Securities (Cost $63,445,582)		60,486,336

FOREIGN GOVERNMENT OBLIGATIONS - 8.9%
Argentina - 1.0%
Argentina Republic Government International Bond
3.38%, 01/15/2023	EUR 1,657,000	2,016,836
5.25%, 01/15/2028	250,000	299,922
5.63%, 01/26/2022	$ 532,000	539,714
5.88%, 01/11/2028	5,725,000	5,384,362
6.88%, 01/26/2027	2,371,000	2,417,234
7.50%, 04/22/2026	3,336,000	3,559,512
7.82%, 12/31/2033	EUR 3,326,083	4,614,381

		18,831,961

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia - 1.6%
Australia Government Bond
2.75%, 04/21/2024 (N)	AUD 23,218,000	$ 18,145,612
3.00%, 03/21/2047 (N)	5,827,000	4,305,749
5.50%, 04/21/2023 (N)	9,696,000	8,563,288

		31,014,649

Brazil - 1.7%
Brazil Government International Bond
4.63%, 01/13/2028 (B)	$ 4,967,000	4,867,660
5.00%, 01/27/2045	3,550,000	3,189,710
5.63%, 02/21/2047 (B)	1,349,000	1,307,856
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2023 - 01/01/2027	BRL 72,254,000	22,722,964

		32,088,190

Canada - 0.9%
Canada Government Bond
0.50%, 08/01/2018	CAD 18,656,000	14,441,005
0.75%, 03/01/2021	4,667,000	3,505,820

		17,946,825

Germany - 0.5%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2026 (N)	EUR 7,999,094	9,586,578

Indonesia - 0.0% (A)
Indonesia Government International Bond
4.88%, 05/05/2021 (N)	$ 253,000	263,830

Italy - 0.4%
Italy Buoni Poliennali del Tesoro
0.95%, 03/01/2023	EUR 4,090,000	5,104,505
1.85%, 05/15/2024	2,442,000	3,155,585

		8,260,090

Japan - 0.6%
2-Year Japan Government Bond
0.10%, 10/15/2018	JPY 1,318,400,000	12,406,751

Mexico - 1.0%
Mexico Bonos
Series M,
6.50%, 06/10/2021 - 06/09/2022	MXN 222,055,600	11,924,207
8.50%, 12/13/2018	131,358,900	7,260,722

		19,184,929

Poland - 1.1%
Republic of Poland Government Bond
2.50%, 07/25/2027	PLN 56,867,000	15,805,110
3.25%, 07/25/2025	17,275,000	5,166,730

		20,971,840

Republic of Korea - 0.1%
Export-Import Bank of Korea
2.63%, 12/30/2020	$ 900,000	885,912

United Kingdom - 0.0% (A)
U.K. Gilt
Series 2025,
2.00%, 09/07/2025 (N)	GBP 291,616	432,925

Total Foreign Government Obligations (Cost $167,756,562)		171,874,480

	Principal	Value
LOAN ASSIGNMENTS - 0.2%
United States - 0.2%
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 09/30/2020 (Q) (R)	$ 337,037	$ 315,129
1-Month LIBOR + 7.00%, 8.88% (J), 08/31/2020	249,657	248,877
2nd Lien Term Loan,
TBD, 09/30/2020 (Q) (R)	567,243	103,994
Hilton Worldwide Finance LLC
Term Loan B2,
1-Month LIBOR + 2.00%, 3.87% (J), 10/25/2023	1,824,469	1,833,383
Sheridan Investment Partners II, LP
Term Loan A,
3-Month LIBOR + 3.50%, 5.49% (J), 12/16/2020	83,315	71,651
Term Loan B,
3-Month LIBOR + 3.50%, 5.49% (J), 12/16/2020	598,836	514,999
Term Loan M,
3-Month LIBOR + 3.50%, 5.49% (J), 12/16/2020	31,082	26,731

Total Loan Assignments (Cost $3,547,373)		3,114,764

U.S. GOVERNMENT OBLIGATIONS - 15.8%
U.S. Treasury - 15.8%
U.S. Treasury Note
1.13%, 07/31/2021	3,999,500	3,830,927
1.25%, 12/15/2018	4,500,000	4,475,215
2.38%, 01/31/2023	48,750,700	48,350,792
2.50%, 01/31/2025	23,045,100	22,785,843
2.63%, 02/28/2023 (B)	92,479,900	92,761,675
2.63%, 03/31/2025 (Q)	31,968,500	31,841,125
2.75%, 02/28/2025	40,015,300	40,182,552
2.75%, 02/15/2028 (S)	60,836,400	60,867,293

Total U.S. Government Obligations (Cost $303,979,519)		305,095,422

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.4%
U.S. Treasury Bill
1.52% (I), 04/12/2018	10,000,000	9,995,456
1.53% (I), 04/12/2018	25,000,000	24,988,639
1.54% (I), 04/19/2018	9,270,000	9,262,848
1.55% (I), 04/19/2018	17,000,000	16,986,885
1.56% (I), 04/12/2018 - 04/19/2018	8,000,000	7,995,730
1.57% (I), 05/03/2018	2,695,000	2,691,227
1.60% (I), 05/10/2018	30,000,000	29,948,460
1.63% (I), 05/10/2018	50,000,000	49,914,100
1.64% (I), 04/05/2018 - 05/17/2018	30,000,000	29,948,021
1.68% (I), 04/19/2018	9,000,000	8,993,057
1.70% (I), 04/26/2018	49,000,000	48,947,897

Total Short-Term U.S. Government Obligations (Cost $239,665,813)		239,672,320

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (I)	26,226,591	$ 26,226,591

Total Securities Lending Collateral (Cost $26,226,591)		26,226,591

	Principal	Value
REPURCHASE AGREEMENTS - 0.4%
Fixed Income Clearing Corp., 0.74% (I), dated 03/29/2018, to be repurchased at $8,183,188 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $8,349,608.	$ 8,182,515	8,182,515

Principal	Value
REPURCHASE AGREEMENTS (continued)

State Street Bank & Trust Co., 0.05% (I), dated 03/29/2018, to be repurchased at $209,812 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/01/2047, and with a value of $216,317.

$ 209,811	$ 209,811

Total Repurchase Agreements (Cost $8,392,326)	8,392,326

Total Investments Excluding Purchased Options/Swaptions (Cost $1,804,442,971)	1,950,018,726
Total Purchased Options/Swaptions - 0.3% (Cost $5,606,923)	5,557,760

Total Investments (Cost $1,810,049,894)	1,955,576,486
Net Other Assets (Liabilities) - (1.3)%	(25,478,594)

Net Assets - 100.0%	$ 1,930,097,892

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - SPDR Gold Shares	USD	125.50	04/20/2018	USD	8,037,981	639	$70,301	$81,153
Call - SPDR Gold Shares	USD	128.00	07/20/2018	USD	4,830,336	384	108,763	93,696

Total							$179,064	$174,849

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED: (T)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - BP PLC	UBS	USD	40.00	01/18/2019	USD	6,332,064	156,193	$151,507	$474,827
Call - Chevron Corp.	UBS	USD	125.00	01/18/2019	USD	5,648,059	49,527	147,590	214,204
Call - ConocoPhillips	UBS	USD	52.50	01/18/2019	USD	4,881,879	82,339	250,640	808,981
Call - EURO STOXX 50® Index	DUB	EUR	3,426.55	09/21/2018	EUR	1,260,563	375	136,733	31,522
Call - Exxon Mobil Corp.	UBS	USD	95.00	01/18/2019	USD	2,512,343	33,673	60,611	12,796
Call - Occidental Petroleum Corp.	UBS	USD	75.00	01/18/2019	USD	4,700,765	72,364	168,608	124,104
Call - Royal Dutch Shell PLC	UBS	USD	60.00	01/18/2019	USD	5,689,108	89,157	179,928	552,773
Call - S&P 500®	MSCS	USD	2,875.00	04/20/2018	USD	6,644,429	2,516	100,388	1,220
Call - S&P 500®	CITI	USD	2,875.00	04/20/2018	USD	8,300,254	3,143	135,322	1,523
Call - Schlumberger, Ltd.	UBS	USD	90.00	01/18/2019	USD	3,157,442	48,741	196,426	24,614
Call - SPDR Gold Shares	MSCS	USD	127.00	04/20/2018	USD	3,998,738	31,789	87,677	22,870
Call - SPDR Gold Shares	JPM	USD	127.00	06/29/2018	USD	4,824,424	38,353	77,722	100,815
Call - SPDR Gold Shares	SG	USD	128.50	05/18/2018	USD	8,034,207	63,870	66,144	68,721
Call - SPDR Gold Shares	MSCS	USD	129.00	05/18/2018	USD	6,405,353	50,921	133,413	48,604
Call - SPDR Gold Shares	JPM	USD	129.00	07/20/2018	USD	2,894,554	23,011	65,581	50,599
Call - SPDR Gold Shares	SG	USD	130.00	06/15/2018	USD	7,996,848	63,573	174,279	80,560
Call - SPDR Gold Shares	JPM	USD	130.00	07/20/2018	USD	2,893,547	23,003	72,423	42,924
Call - Suncor Energy, Inc.	UBS	USD	35.00	01/18/2019	USD	3,632,295	105,162	214,530	255,544
Call - Total SA	UBS	USD	60.00	01/18/2019	USD	6,195,733	107,397	161,096	265,808

Total								$2,580,618	$3,183,009

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED: (T)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - EUR vs. USD	BCLY	EUR	1.19	05/18/2018	EUR	23,730,499	$380,742	$1,089,626
Call - GBP vs. USD	BNP	GBP	1.41	06/14/2018	GBP	25,303,318	564,588	567,761

Total							$945,330	$1,657,387

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED: (T)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR	GSC	3-Month USD-LIBOR	Receive	2.15%	04/24/2018	USD	124,760,032	$858,349	$394
Call - Pays Floating Rate Index 3-Month USD-LIBOR	GSC	3-Month USD-LIBOR	Receive	2.42	07/09/2018	USD	50,858,489	432,297	118,753
Call - Pays Floating Rate Index 3-Month USD-LIBOR	GSC	3-Month USD-LIBOR	Receive	2.91	06/01/2018	USD	51,010,000	299,684	287,597
Put - Receives Floating Rate Index 3-Month USD-LIBOR	GSI	3-Month USD-LIBOR	Pay	2.75	05/02/2018	USD	5,597,794	272,148	135,771
Put - Receives Floating Rate Index 6-Month JPY-LIBOR	DUB	6-Month JPY-LIBOR	Pay	1.07	04/04/2018	JPY	269,375,596	39,433	—

Total								$1,901,911	$542,515

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN: (T)

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - SPDR Gold Shares	USD	118.00	07/20/2018	USD	4,830,336	384	$(15,652)	$(16,896)

OVER-THE-COUNTER OPTIONS WRITTEN: (T)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Apple, Inc.	BCLY	USD	160.00	01/18/2019	USD	2,136,007	12,731	$(182,053)	$(257,569)
Call - Comcast Corp.	CITI	USD	36.25	01/18/2019	USD	1,862,914	54,519	(121,577)	(130,565)
Call - Comcast Corp.	CITI	USD	40.00	01/18/2019	USD	1,741,372	50,962	(170,213)	(62,822)
Call - DowDuPont Inc.	BCLY	USD	70.00	01/18/2019	USD	1,796,367	28,196	(162,832)	(89,243)
Call - FleetCor Technologies, Inc.	BCLY	USD	180.00	01/18/2019	USD	1,243,958	6,143	(95,831)	(213,662)
Call - Gilead Sciences, Inc.	UBS	USD	80.00	01/18/2019	USD	1,855,423	24,611	(191,966)	(131,209)
Call - Microsoft Corp.	BCLY	USD	90.00	01/18/2019	USD	2,059,325	22,563	(178,248)	(220,971)
Call - Pioneer Natural Resources Co.	UBS	USD	165.00	01/18/2019	USD	2,237,091	13,023	(210,061)	(319,556)
Call - SPDR Gold Shares	SG	USD	145.00	06/15/2018	USD	7,996,848	63,573	(26,701)	(4,504)
Call - United Continental Holdings, Inc.	DUB	USD	75.00	01/18/2019	USD	1,137,919	16,380	(78,067)	(103,089)
Put - BP PLC	UBS	USD	25.00	01/18/2019	USD	6,332,064	156,193	(174,936)	(41,391)
Put - Chevron Corp.	UBS	USD	80.00	01/18/2019	USD	5,648,059	49,527	(160,963)	(61,661)
Put - ConocoPhillips	UBS	USD	35.00	01/18/2019	USD	4,881,879	82,339	(178,990)	(25,525)
Put - EURO STOXX 50® Index	DUB	EUR	2,586.07	09/21/2018	EUR	1,260,563	375	(136,732)	(7,764)
Put - Exxon Mobil Corp.	UBS	USD	60.00	01/18/2019	USD	2,512,343	33,673	(53,877)	(41,923)
Put - Occidental Petroleum Corp.	UBS	USD	45.00	01/18/2019	USD	4,700,765	72,364	(159,201)	(55,358)
Put - Schlumberger, Ltd.	UBS	USD	60.00	01/18/2019	USD	3,157,442	48,741	(158,408)	(196,183)
Put - Suncor Energy, Inc.	UBS	USD	25.00	01/18/2019	USD	3,632,295	105,162	(203,488)	(48,375)

Total								$(2,644,144)	$(2,011,370)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (T)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - GBP vs. USD	BNP	GBP	1.46	06/14/2018	GBP	25,303,318	$(149,969)	$(131,494)
Call - USD vs. ZAR	GSI	USD	12.50	06/14/2018	USD	6,325,830	(72,829)	(62,411)
Put - GBP vs. USD	BNP	GBP	1.35	06/14/2018	GBP	25,303,318	(158,790)	(112,004)

Total							$(381,588)	$(305,909)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (T)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	1.90%	04/24/2018	USD	124,760,032	$(366,795)	$(15)
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	2.66	06/01/2018	USD	76,520,000	(186,199)	(120,370)
Put - 5-Year	GSC	3-Month USD-LIBOR	Pay	2.40	04/24/2018	USD	62,380,016	(304,414)	(914,636)
Put - 5-Year	GSI	3-Month USD-LIBOR	Pay	2.50	05/02/2018	USD	25,606,929	(190,563)	(268,669)
Put - 5-Year	GSC	3-Month USD-LIBOR	Pay	2.82	07/09/2018	USD	50,858,489	(305,151)	(549,991)

Total								$(1,353,122)	$(1,853,681)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (U)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (V)	Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 29	5.00%	Quarterly	12/20/2022	USD 871,823	$58,037	$59,678	$(1,641)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.33%	Quarterly/ Semi-Annually	06/14/2023	USD	26,718,215	$(518,339)	$306	$(518,645)
3-Month USD-LIBOR	Receive	2.40	Quarterly/ Semi-Annually	03/07/2023	USD	23,062,897	(327,563)	148	(327,711)
3-Month USD-LIBOR	Receive	2.73	Quarterly/ Semi-Annually	07/25/2028	USD	14,529,000	(140,267)	252	(140,519)
6-Month EUR-EURIBOR	Pay	0.34	Annually/ Semi-Annually	06/14/2023	EUR	21,424,984	104,504	287	104,217
6-Month EUR-EURIBOR	Pay	0.37	Annually/ Semi-Annually	08/15/2026	EUR	7,999,094	293,796	227	293,569
6-Month EUR-EURIBOR	Receive	0.37	Semi-Annually/ Annually	08/15/2026	EUR	8,060,000	19,801	—	19,801
6-Month EUR-EURIBOR	Pay	0.42	Annually/ Semi-Annually	03/07/2023	EUR	20,410,664	(88,096)	135	(88,231)
6-Month EUR-EURIBOR	Pay	1.08	Annually/ Semi-Annually	07/25/2028	EUR	10,196,000	(59,396)	218	(59,614)

Total							$(715,560)	$1,573	$(717,133)

OVER-THE-COUNTER SWAP AGREEMENTS: (T)

Total Return Swap Agreements (X)

Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/20/2019	EUR	576,270	5,700	$166,221	$—	$166,221
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/20/2019	EUR	528,840	5,200	147,802	—	147,802
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/27/2019	EUR	421,070	4,100	111,491	—	111,491
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	288,900	3,000	109,633	—	109,633
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Maturity	12/18/2020	EUR	154,240	1,600	58,274	—	58,274
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Maturity	12/18/2020	EUR	134,680	1,400	51,334	—	51,334
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	115,200	1,200	44,296	—	44,296
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	155,200	1,600	57,093	—	57,093

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (T)

Total Return Swap Agreements (continued) (X)

Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	465,600	4,800	$171,279	$—	$171,279
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	470,360	4,400	103,407	—	103,407
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/17/2021	EUR	234,960	2,200	42,229	—	42,229
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/17/2021	EUR	270,960	2,400	28,054	—	28,054
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/17/2021	EUR	227,260	2,200	51,704	—	51,704
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/17/2021	EUR	144,960	1,200	2,362	—	2,362
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/16/2022	EUR	265,920	2,400	22,443	—	22,443
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Annually	12/16/2022	EUR	563,990	4,900	19,896	—	19,896
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/15/2023	EUR	386,240	3,400	3,765	—	3,765
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Annually	12/17/2021	EUR	298,750	2,500	7,522	—	7,522
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Annually	12/16/2022	EUR	131,400	1,200	11,956	—	11,956
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Semi-Annually	12/21/2022	EUR	261,360	2,400	28,054	—	28,054
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Annually	12/15/2023	EUR	403,725	3,500	(4,323)	—	(4,323)
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/21/2018	USD	1,098,625	23,500	165,675	—	165,675
S&P 500® Annual Dividend Futures	GSI	Receive	Annually	12/18/2020	USD	455,763	9,500	118,513	—	118,513
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/17/2021	USD	582,600	12,000	174,000	—	174,000
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	03/30/2018	JPY	90,112,500	270,000	152,832	—	152,832
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	04/02/2018	JPY	89,237,700	270,000	165,068	—	165,068
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	03/29/2019	JPY	45,760,000	130,000	91,020	—	91,020
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/29/2019	JPY	44,687,500	130,000	101,100	—	101,100
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/29/2019	JPY	95,732,000	280,000	222,621	—	222,621
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/21/2020	JPY	74,800,000	220,000	225,779	—	225,779
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2020	JPY	62,820,000	180,000	169,503	—	169,503
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	03/31/2020	JPY	45,448,000	130,000	121,686	—	121,686
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2021	JPY	30,620,000	80,000	59,057	—	59,057
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2021	JPY	15,520,000	40,000	27,555	—	27,555
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	03/31/2021	JPY	19,275,000	50,000	35,619	—	35,619

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (T)

Total Return Swap Agreements (continued) (X)

Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2021	JPY	25,290,000	60,000	$22,443	$—	$22,443
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	04/01/2021	JPY	65,960,000	170,000	117,109	—	117,109
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	35,775,000	90,000	61,407	—	61,407
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	31,880,000	80,000	53,832	—	53,832
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2022	JPY	25,560,000	60,000	24,867	—	24,867
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	04/01/2022	JPY	66,810,000	170,000	123,180	—	123,180
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Quarterly	03/31/2023	JPY	25,380,000	60,000	24,755	—	24,755
SGX Nikkei Stock Average Dividend Point Index Futures	JPM	Pay	Annually	04/03/2023	JPY	25,680,000	60,000	20,500	—	20,500

Total								$3,512,613	$—	$3,512,613

Cross Currency Swap Agreements

Fixed Rate Receivable	Fixed Rate Payable	Counterparty	Expiration Date	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2.01%	0.10%	BOA	10/15/2018	USD	12,837,552	JPY	1,318,400,000	$616,251	$63,252	$552,999

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50®	Short	(6)	06/15/2018	$(243,619)	$(242,226)	$1,393	$—
MSCI Emerging Markets	Long	81	06/15/2018	4,966,633	4,810,590	—	(156,043)
NASDAQ-100 E-Mini Index	Long	47	06/15/2018	6,658,014	6,198,360	—	(459,654)
Nikkei 225 Index	Short	(265)	06/07/2018	(26,488,630)	(26,741,577)	—	(252,947)
S&P 500® E-Mini	Short	(21)	06/15/2018	(2,876,039)	(2,775,150)	100,889	—
SGX CNX Nifty Index	Long	1,190	04/26/2018	24,249,881	24,377,150	127,269	—

Total						$229,551	$(868,644)

FORWARD FOREIGN CURRENCY CONTRACTS: (T)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	06/08/2018	JPY	536,189,000	USD	5,088,582	$—	$(26,584)
BCLY	06/29/2018	EUR	8,886,000	USD	11,102,524	—	(93,892)
BNP	04/19/2018	JPY	926,700,000	USD	8,369,043	350,544	—
BNP	06/29/2018	SEK	41,287,037	EUR	4,050,000	—	(38,683)
BNP	07/27/2018	EUR	8,886,000	USD	11,132,114	—	(98,828)
CITI	04/06/2018	USD	1,905,791	AUD	2,450,800	23,497	—
DUB	04/12/2018	JPY	926,700,000	USD	8,361,719	354,035	—
DUB	04/13/2018	USD	4,966,891	AUD	6,531,000	—	(49,163)
DUB	06/15/2018	EUR	4,047,000	PLN	17,073,079	13,124	—
DUB	06/21/2018	SEK	41,481,335	EUR	4,122,000	—	(104,393)
DUB	07/13/2018	EUR	8,886,000	USD	11,117,985	—	(97,007)
GSI	04/20/2018	JPY	882,000,000	USD	7,963,811	335,703	—
GSI	04/26/2018	USD	11,368,428	AUD	14,214,000	451,301	—
GSI	04/26/2018	AUD	9,785,397	USD	7,527,123	—	(11,405)
GSI	06/08/2018	INR	1,581,169,000	USD	24,112,375	—	(70,040)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (T)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	06/14/2018	JPY	638,901,000	USD	6,035,949	$—	$(1,650)
GSI	07/20/2018	EUR	8,886,000	USD	11,123,450	—	(96,322)
JPM	05/10/2018	GBP	3,653,000	USD	5,125,115	8,581	—
JPM	05/18/2018	GBP	3,646,000	USD	5,111,032	14,421	—
JPM	05/24/2018	GBP	3,781,000	USD	5,304,875	11,598	—
MSCS	04/27/2018	NOK	30,643,000	USD	3,953,629	—	(41,268)
UBS	04/12/2018	USD	4,477,575	MXN	87,773,000	—	(341,599)
UBS	04/12/2018	EUR	7,653,000	USD	9,052,734	371,863	—
UBS	05/21/2018	USD	2,564,250	EUR	2,071,000	6,587	—
UBS	06/14/2018	EUR	7,554,000	USD	9,426,863	—	(80,397)
UBS	06/15/2018	EUR	5,802,000	USD	7,227,987	—	(48,634)
UBS	08/03/2018	EUR	8,886,000	USD	11,136,619	—	(97,169)

Total						$1,941,254	$(1,297,034)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	15.6%	$ 305,095,422
Foreign Government Obligations	8.8	171,874,480
Banks	4.4	85,643,710
International Commodity Funds	3.5	69,326,002
Internet Software & Services	3.1	60,309,704
Chemicals	3.0	57,925,670
Oil, Gas & Consumable Fuels	2.9	56,634,391
Technology Hardware, Storage & Peripherals	2.7	53,009,817
Capital Markets	2.7	52,281,550
Software	2.7	52,073,916
Pharmaceuticals	2.6	51,776,234
Media	2.5	49,159,933
Health Care Providers & Services	2.3	44,704,532
Health Care Equipment & Supplies	1.8	35,012,729
Food Products	1.8	34,398,465
Diversified Telecommunication Services	1.6	31,502,267
Auto Components	1.5	28,472,262
Insurance	1.3	25,687,829
Wireless Telecommunication Services	1.2	23,773,110
Airlines	1.2	23,631,349
Internet & Direct Marketing Retail	1.2	23,411,780
Semiconductors & Semiconductor Equipment	1.1	22,426,403
IT Services	1.1	20,655,161
Real Estate Management & Development	1.0	19,387,203
Electric Utilities	0.9	17,722,968
Specialty Retail	0.8	16,278,251
Road & Rail	0.8	15,380,222
Biotechnology	0.8	15,177,066
Food & Staples Retailing	0.8	14,891,932
Automobiles	0.8	14,730,296
Household Durables	0.7	12,963,750
Aerospace & Defense	0.6	12,702,001
Multi-Utilities	0.6	12,587,061
Beverages	0.6	12,074,085
Machinery	0.6	12,059,705
Equity Real Estate Investment Trusts	0.5	10,649,913
Hotels, Restaurants & Leisure	0.5	10,338,794
Electronic Equipment, Instruments & Components	0.5	9,405,851
Electrical Equipment	0.4	8,681,586
Industrial Conglomerates	0.4	8,610,715
Personal Products	0.4	8,550,542
Gas Utilities	0.4	7,337,146
Building Products	0.3	6,000,532
Construction & Engineering	0.3	5,286,627
Textiles, Apparel & Luxury Goods	0.3	5,210,047
Household Products	0.2	4,579,793
Containers & Packaging	0.2	4,179,866
Independent Power & Renewable Electricity Producers	0.2	3,671,279

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Diversified Financial Services	0.2%		$ 3,592,491
Tobacco	0.2		3,517,045
Consumer Finance	0.2		3,460,072
Internet & Catalog Retail	0.2		3,199,929
Paper & Forest Products	0.2		3,184,100
Over-the-Counter Options Purchased	0.2		3,183,009
Communications Equipment	0.2		2,979,333
Energy Equipment & Services	0.2		2,928,354
Metals & Mining	0.1		2,407,004
Over-the-Counter Foreign Exchange Options Purchased	0.1		1,657,387
Construction Materials	0.0	(A)	872,506
Transportation Infrastructure	0.0	(A)	551,877
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(A)	542,515
Life Sciences Tools & Services	0.0	(A)	458,184
Distributors	0.0	(A)	442,964
Trading Companies & Distributors	0.0	(A)	376,764
Multiline Retail	0.0	(A)	231,167
Exchange-Traded Options Purchased	0.0	(A)	174,849
Professional Services	0.0	(A)	167,418
Air Freight & Logistics	0.0	(A)	50,544
Diversified Consumer Services	0.0	(A)	40,144
Commercial Services & Supplies	0.0	(A)	20,525
Marine	0.0	(A)	3,121
Short-Term Investments	14.0		274,291,237

Total Investments and Securities Sold Short	100.0%		$ 1,955,576,486

SECURITY VALUATION:

Valuation Inputs (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
ASSETS
Investments
Common Stocks	$604,180,069	$421,678,587	$—	$1,025,858,656
Convertible Preferred Stocks (AA)	17,371,900	3,583,125	—	20,955,025
Preferred Stocks	3,681,077	28,708	5,591,404	9,301,189
Exchange-Traded Funds	69,326,002	—	—	69,326,002
Master Limited Partnership	2,612,547	—	—	2,612,547
Warrants	—	1,900	—	1,900
Convertible Bonds	—	6,454,608	646,560	7,101,168
Corporate Debt Securities	—	60,486,336	—	60,486,336
Foreign Government Obligations	—	171,874,480	—	171,874,480
Loan Assignments	—	3,114,764	—	3,114,764
U.S. Government Obligations	—	305,095,422	—	305,095,422
Short-Term U.S. Government Obligations	—	239,672,320	—	239,672,320
Securities Lending Collateral	26,226,591	—	—	26,226,591
Repurchase Agreements	—	8,392,326	—	8,392,326
Exchange-Traded Options Purchased	174,849	—	—	174,849
Over-the-Counter Options Purchased	—	3,183,009	—	3,183,009
Over-the-Counter Foreign Exchange Options Purchased	—	1,657,387	—	1,657,387
Over-the-Counter Interest Rate Swaptions Purchased	—	542,515	—	542,515

Total Investments	$723,573,035	$1,225,765,487	$6,237,964	$1,955,576,486

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$58,037	$—	$58,037
Centrally Cleared Interest Rate Swap Agreements	—	418,101	—	418,101
Over-the-Counter Cross Currency Swap Agreements	—	616,251	—	616,251
Over-the-Counter Total Return Swap Agreements	—	3,516,936	—	3,516,936
Futures Contracts (AB)	229,551	—	—	229,551
Forward Foreign Currency Contracts (AB)	—	1,941,254	—	1,941,254

Total Other Financial Instruments	$229,551	$6,550,579	$—	$6,780,130

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(16,896)	$—	$—	$(16,896)
Over-the-Counter Options Written	—	(2,011,370)	—	(2,011,370)
Over-the-Counter Foreign Exchange Options Written	—	(305,909)	—	(305,909)
Over-the-Counter Interest Rate Swaptions Written	—	(1,853,681)	—	(1,853,681)
Centrally Cleared Interest Rate Swap Agreements	—	(1,133,661)	—	(1,133,661)
Over-the-Counter Total Return Swap Agreements	—	(4,323)	—	(4,323)
Futures Contracts (AB)	(868,644)	—	—	(868,644)
Forward Foreign Currency Contracts (AB)	—	(1,297,034)	—	(1,297,034)

Total Other Financial Instruments	$(885,540)	$(6,605,978)	$—	$(7,491,518)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Convertible Preferred Stocks (H)	$—	$—	$—	$3,583,125

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,387,534. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing securities.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $39,662,869, representing 2.1% of the Portfolio’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the total value of securities is $9,822,989, representing 0.5% of the Portfolio’s net assets.
(F)	Restricted securities. At March 31, 2018, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Convertible Preferred Stocks	Dropbox, Inc., 0.00%	05/02/2014	$3,285,009	$3,583,125	0.2%
Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,172,253	0.1
Preferred Stocks	Uber Technologies, Inc., 0.00%	05/02/2014	2,002,180	4,419,151	0.2

Total			$6,591,347	$9,174,529	0.5%

(G)	Illiquid security. At March 31, 2018, the value of such securities amounted to $14,871,782 or 0.8% of the Portfolio’s net assets.
(H)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(I)	Rates disclosed reflect the yields at March 31, 2018.
(J)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(K)	Securities are Level 3 of the fair value hierarchy.
(L)	Security deemed worthless.
(M)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2018, the total value of such securities is $648,434, representing less than 0.1% of the Portfolio net assets.
(N)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the total value of Regulation S securities is $41,298,490, representing 2.1% of the Portfolio’s net assets.
(O)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2018, the total value of securities is $1,866,619, representing 0.1% of the Portfolio net assets.
(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(R)	All or a portion of the security represents unsettled loan commitments at March 31, 2018 where the rate will be determined at time of settlement.
(S)	All or a portion of the security has been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The value of the security is $1,739,883.
(T)

Derivative investments included within the table have securities with a total value of $327,179 segregated by the broker as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts.

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(U)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(V)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(W)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(X)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(Y)	The Portfolio recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Z)	Level 3 securities were not considered significant to the Portfolio.
(AA)	For the year ended December 31, 2017, the valuation technique changed for certain investments in Convertible Preferred Stocks with a total value of $3,583,125 from using a recent market transaction to utilizing a vendor price. This is considered to be a more relevant measure of fair value as of March 31, 2018.
(AB)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
SG	Societe Generale
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2018 Form N-Q

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 12.6%
iShares Edge MSCI Min Vol EAFE ETF	107,697	$ 7,936,192
iShares Edge MSCI Min Vol Emerging Markets ETF	36,859	2,297,790

		10,233,982

U.S. Equity Funds - 37.4%
iShares Edge MSCI Min Vol USA ETF	127,837	6,638,576
iShares Edge MSCI USA Momentum Factor ETF	62,673	6,638,324
iShares Edge MSCI USA Quality Factor ETF	81,121	6,709,518
iShares Edge MSCI USA Size Factor ETF	45,574	3,775,806
iShares Edge MSCI USA Value Factor ETF	80,716	6,620,326

		30,382,550

U.S. Fixed Income Fund - 49.6%
iShares Core U.S. Aggregate Bond ETF	376,121	40,338,977

Total Exchange-Traded Funds (Cost $76,555,301)		80,955,509

Total Investments (Cost $76,555,301)		80,955,509
Net Other Assets (Liabilities) - 0.4%		345,823

Net Assets - 100.0%		$ 81,301,332

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$80,955,509	$—	$—	$80,955,509

Total Investments	$80,955,509	$—	$—	$80,955,509

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 18.9%
iShares Edge MSCI Min Vol EAFE ETF	77,031	$ 5,676,414
iShares Edge MSCI Min Vol Emerging Markets ETF	26,788	1,669,964

		7,346,378

U.S. Equity Funds - 56.2%
iShares Edge MSCI Min Vol USA ETF	91,779	4,766,084
iShares Edge MSCI USA Momentum Factor ETF	45,133	4,780,487
iShares Edge MSCI USA Quality Factor ETF	57,786	4,779,480
iShares Edge MSCI USA Size Factor ETF	33,567	2,781,026
iShares Edge MSCI USA Value Factor ETF	57,505	4,716,560

		21,823,637

U.S. Fixed Income Fund - 24.8%
iShares Core U.S. Aggregate Bond ETF	89,886	9,640,274

Total Exchange-Traded Funds (Cost $35,485,979)		38,810,289

Total Investments (Cost $35,485,979)		38,810,289
Net Other Assets (Liabilities) - 0.1%		53,761

Net Assets - 100.0%		$ 38,864,050

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$38,810,289	$—	$—	$38,810,289

Total Investments	$38,810,289	$—	$—	$38,810,289

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.4%
International Equity Fund - 1.5%
WisdomTree Europe Hedged Equity Fund (A)	375,000	$ 23,520,000

U.S. Equity Fund - 1.6%
SPDR S&P 500 ETF Trust (A)	97,603	25,684,230

U.S. Fixed Income Fund - 1.3%
Vanguard Total Bond Market ETF	251,509	20,103,114

Total Exchange-Traded Funds (Cost $70,278,441)		69,307,344

INVESTMENT COMPANIES - 95.4%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	79,640	416,798

International Equity Fund - 5.8%
Transamerica MFS International Equity VP (G)	9,341,666	91,081,243

International Mixed Allocation Fund - 7.3%
Transamerica Blackrock Global Allocation VP (G)	12,200,333	114,683,126

U.S. Equity Funds - 28.6%
Transamerica Barrow Hanley Dividend Focused VP (G)	3,581,838	88,901,220
Transamerica Jennison Growth VP (G)	9,048,428	101,613,843
Transamerica JPMorgan Enhanced Index VP (G)	6,135,093	130,861,528
Transamerica JPMorgan Mid Cap Value VP (G)	3,308,470	54,887,522
Transamerica WMC US Growth VP (G)	2,422,373	72,889,204

		449,153,317

U.S. Fixed Income Funds - 31.2%
Transamerica JPMorgan Core Bond VP (G)	20,829,431	265,991,837
Transamerica Short-Term Bond (H)	22,719,778	225,380,196

		491,372,033

U.S. Mixed Allocation Fund - 22.5%
Transamerica PIMCO Total Return VP (G)	31,000,570	353,716,506

Total Investment Companies (Cost $1,472,962,248)		1,500,423,023

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (I)	37,675,138	37,675,138

Total Securities Lending Collateral (Cost $37,675,138)		37,675,138

	Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 0.74% (I), dated 03/29/2018, to be repurchased at $5,401,629 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $5,509,843.

	$ 5,401,185	$ 5,401,185

Total Repurchase Agreement (Cost $5,401,185)		5,401,185

Total Investments (Cost $1,586,317,012)		1,612,806,690
Net Other Assets (Liabilities) - (2.5)%		(38,823,465)

Net Assets - 100.0%		$ 1,573,983,225

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$69,307,344	$—	$—	$69,307,344
Investment Companies	1,500,006,225	—	—	1,500,006,225
Securities Lending Collateral	37,675,138	—	—	37,675,138
Repurchase Agreement	—	5,401,185	—	5,401,185

Total	$1,606,988,707	$5,401,185	$—	$1,612,389,892

Investment Companies Measured at Net Asset Value (K)				$416,798

Total Investments				$1,612,806,690

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,923,530. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Issuer is affiliated with the Portfolio’s investment manager.
(E)	Illiquid security. At March 31, 2018, the value of such securities amounted to $416,798 or less than 0.1% of the Portfolio’s net assets.
(F)	Restricted security. At March 31, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$416,798	0.0	%(B)

(G)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(H)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(I)	Rates disclosed reflect the yields at March 31, 2018.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 5.5%
Aventus Retail Property Fund, Ltd., REIT	791,869	$ 1,312,079
Charter Hall Group, REIT	201,372	891,376
Dexus, REIT	178,672	1,286,570
Goodman Group, REIT	141,884	922,546
GPT Group, REIT	958,801	3,514,014
Mirvac Group, REIT	1,770,561	2,942,472
Scentre Group, REIT	1,133,438	3,344,661

		14,213,718

Canada - 1.0%
Canadian Real Estate Investment Trust	17,100	666,427
Chartwell Retirement Residences	59,400	721,551
SmartCentres Real Estate Investment Trust	56,400	1,274,346

		2,662,324

France - 6.4%
Gecina SA, REIT	22,721	3,942,806
Klepierre SA, REIT	98,079	3,953,288
Unibail-Rodamco SE, REIT	1,722	393,362
Unibail-Rodamco SE, REIT (A)	36,497	8,336,769

		16,626,225

Germany - 3.6%
ADO Properties SA (B)	36,407	2,047,706
Aroundtown SA	198,700	1,539,254
Vonovia SE	118,799	5,891,217

		9,478,177

Hong Kong - 9.5%
CK Asset Holdings, Ltd.	1,265,880	10,682,848
Fortune Real Estate Investment Trust	666,000	808,659
Link REIT	747,753	6,409,530
Sun Hung Kai Properties, Ltd.	385,472	6,118,582
Wheelock & Co., Ltd.	82,000	601,473

		24,621,092

Japan - 15.7%
AEON REIT Investment Corp.	1,474	1,555,662
Daiwa Office Investment Corp., REIT	141	816,278
Frontier Real Estate Investment Corp., REIT	230	937,033
Fukuoka REIT Corp.	716	1,114,324
Hulic Co., Ltd.	140,400	1,531,924
Hulic Reit, Inc.	484	741,431
Japan Hotel REIT Investment Corp.	2,098	1,492,586
Japan Retail Fund Investment Corp., REIT	1,291	2,477,536
Kenedix Office Investment Corp., REIT	213	1,307,166
Kenedix Retail REIT Corp. (A)	244	529,253
LaSalle Logiport REIT	538	573,368
Mitsubishi Estate Co., Ltd.	367,884	6,218,123
Mitsui Fudosan Co., Ltd.	489,594	11,878,078
Mori Hills REIT Investment Corp.	721	918,825
Nippon Prologis REIT, Inc.	1,016	2,186,589
Nomura Real Estate Holdings, Inc.	102,915	2,429,608
Orix JREIT, Inc.	1,717	2,633,470

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Tatemono Co., Ltd.	69,300	$ 1,044,010
Tokyu REIT, Inc.	470	647,987

		41,033,251

Singapore - 3.0%
CapitaLand, Ltd.	849,628	2,326,697
City Developments, Ltd.	252,731	2,518,267
Mapletree Greater China Commercial Trust, REIT	857,100	753,254
Mapletree Industrial Trust, REIT	585,900	909,232
Suntec Real Estate Investment Trust	953,596	1,382,585

		7,890,035

Spain - 1.1%
Hispania Activos Inmobiliarios SOCIMI SA, REIT	50,457	1,074,706
Inmobiliaria Colonial Socimi SA, REIT	147,526	1,706,517

		2,781,223

Sweden - 0.6%
Castellum AB (A)	57,250	937,654
Wihlborgs Fastigheter AB	32,178	746,758

		1,684,412

United Kingdom - 5.8%
Derwent London PLC, REIT	52,776	2,297,340
Hammerson PLC, REIT	100,448	757,201
Land Securities Group PLC, REIT	373,543	4,914,685
Segro PLC, REIT	468,034	3,949,943
Shaftesbury PLC, REIT	74,130	1,020,295
UNITE Group PLC, REIT	133,394	1,480,276
Workspace Group PLC, REIT	51,939	723,077

		15,142,817

United States - 46.5%
Alexandria Real Estate Equities, Inc., REIT	48,566	6,065,408
AvalonBay Communities, Inc., REIT	2,658	437,135
Boston Properties, Inc., REIT	37,162	4,579,102
Brandywine Realty Trust, REIT	81,500	1,294,220
Brixmor Property Group, Inc., REIT	148,419	2,263,390
Columbia Property Trust, Inc., REIT	57,558	1,177,637
Crown Castle International Corp., REIT	19,825	2,173,018
CubeSmart, REIT	108,552	3,061,166
CyrusOne, Inc., REIT	46,839	2,398,625
DCT Industrial Trust, Inc., REIT	32,063	1,806,429
Equinix, Inc., REIT	10,368	4,335,276
Equity Residential, REIT	51,813	3,192,717
Essex Property Trust, Inc., REIT	15,338	3,691,550
Extra Space Storage, Inc., REIT	60,529	5,287,813
Federal Realty Investment Trust, REIT	11,925	1,384,612
Forest City Realty Trust, Inc., Class A, REIT	131,165	2,657,403
Gaming and Leisure Properties, Inc., REIT	96,596	3,233,068
Geo Group, Inc., REIT	59,427	1,216,471
GGP, Inc., REIT	324,007	6,629,183
Healthcare Trust of America, Inc., Class A, REIT	106,136	2,807,297
Hilton Worldwide Holdings, Inc.	26,276	2,069,498
Hyatt Hotels Corp., Class A	24,767	1,888,731
Invitation Homes, Inc., REIT	166,770	3,807,359
Iron Mountain, Inc., REIT	127,612	4,193,330
Kilroy Realty Corp., REIT	27,162	1,927,416
Macerich Co., REIT	60,107	3,367,194
Marriott International, Inc., Class A	17,075	2,321,858
MGM Growth Properties LLC, Class A, REIT	42,812	1,136,230

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Paramount Group, Inc., REIT	98,963	$ 1,409,233
Physicians Realty Trust, REIT	85,923	1,337,821
Prologis, Inc., REIT	132,325	8,335,152
Regency Centers Corp., REIT	73,045	4,308,194
Retail Opportunity Investments Corp., REIT	52,380	925,555
Simon Property Group, Inc., REIT	60,174	9,287,857
SL Green Realty Corp., REIT	47,510	4,600,393
STORE Capital Corp., REIT	79,984	1,985,203
Sun Communities, Inc., REIT	12,663	1,157,018
Tanger Factory Outlet Centers, Inc., REIT (A)	45,149	993,278
Taubman Centers, Inc., REIT	61,747	3,514,022
VICI Properties, Inc., REIT	99,646	1,825,515
Xenia Hotels & Resorts, Inc., REIT	50,840	1,002,565

		121,084,942

Total Common Stocks (Cost $260,021,235)		257,218,216

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	2,667,872	2,667,872

Total Securities Lending Collateral (Cost $2,667,872)		2,667,872

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $2,432,918 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $2,485,418.	$ 2,432,718	2,432,718

Total Repurchase Agreement (Cost $2,432,718)		2,432,718

Total Investments (Cost $265,121,825)		262,318,806
Net Other Assets (Liabilities) - (0.6)%		(1,688,481)

Net Assets - 100.0%		$ 260,630,325

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	73.8%	$193,704,379
Real Estate Management & Development	21.5	56,512,199
Hotels, Restaurants & Leisure	2.4	6,280,087
Health Care Providers & Services	0.3	721,551

Investments, at Value	98.0	257,218,216
Short-Term Investments	2.0	5,100,590

Total Investments	100.0%	$262,318,806

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$123,747,266	$133,470,950	$—	$257,218,216
Securities Lending Collateral	2,667,872	—	—	2,667,872
Repurchase Agreement	—	2,432,718	—	2,432,718

Total Investments	$126,415,138	$135,903,668	$—	$262,318,806

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,564,468. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of the 144A security is $2,047,706, representing 0.8% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 6.3%
AGL Energy, Ltd.	515	$ 8,632
Alumina, Ltd.	2,812	5,160
Amcor, Ltd.	1,307	14,312
AMP, Ltd.	2,724	10,512
APA Group	1,633	9,943
Aristocrat Leisure, Ltd.	361	6,740
ASX, Ltd.	118	5,114
Aurizon Holdings, Ltd.	1,518	4,980
AusNet Services	4,447	5,752
Australia & New Zealand Banking Group, Ltd.	2,540	52,866
Bank of Queensland, Ltd.	110	934
Bendigo & Adelaide Bank, Ltd.	896	6,822
BHP Billiton PLC	1,921	37,965
BHP Billiton, Ltd.	2,641	58,539
BlueScope Steel, Ltd.	480	5,647
Boral, Ltd.	884	5,099
Brambles, Ltd.	1,202	9,277
Caltex Australia, Ltd.	288	6,996
Challenger, Ltd.	377	3,376
CIMIC Group, Ltd.	33	1,136
Coca-Cola Amatil, Ltd.	1,220	8,170
Cochlear, Ltd.	34	4,775
Commonwealth Bank of Australia	1,490	83,323
Computershare, Ltd.	341	4,573
Crown Resorts, Ltd.	641	6,295
CSL, Ltd.	375	45,179
Dexus, REIT	661	4,760
Fortescue Metals Group, Ltd.	1,385	4,666
Goodman Group, REIT	1,627	10,579
GPT Group, REIT	3,094	11,340
Healthscope, Ltd.	625	936
Incitec Pivot, Ltd.	1,424	3,876
Insurance Australia Group, Ltd.	2,063	11,945
LendLease Group	463	6,207
Macquarie Group, Ltd.	288	22,964
Medibank Pvt, Ltd.	3,546	7,959
Mirvac Group, REIT	2,208	3,669
National Australia Bank, Ltd.	2,246	49,584
Newcrest Mining, Ltd.	763	11,508
Oil Search, Ltd.	1,199	6,660
Orica, Ltd.	365	5,024
Origin Energy, Ltd. (A)	1,694	11,432
QBE Insurance Group, Ltd.	989	7,379
Ramsay Health Care, Ltd.	186	8,961
REA Group, Ltd.	20	1,228
Santos, Ltd. (A)	1,276	5,033
Scentre Group, REIT	4,138	12,211
SEEK, Ltd.	286	4,125
Sonic Healthcare, Ltd.	259	4,583
South32, Ltd.	4,715	11,850
Stockland, REIT	1,615	5,011
Suncorp Group, Ltd.	1,019	10,509
Sydney Airport	1,310	6,792
Tabcorp Holdings, Ltd.	1,251	4,242
Telstra Corp., Ltd.	2,856	6,914
Transurban Group	1,875	16,535
Treasury Wine Estates, Ltd.	601	7,852
Vicinity Centres, REIT	2,472	4,595
Wesfarmers, Ltd.	919	29,449
Westfield Corp., REIT	1,519	9,963

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Westpac Banking Corp.	2,897	$ 64,167
Woodside Petroleum, Ltd.	711	16,124
Woolworths Group, Ltd.	919	18,653

		841,402

Austria - 0.2%
Andritz AG	84	4,697
Erste Group Bank AG (A)	261	13,121
OMV AG	100	5,833
Raiffeisen Bank International AG (A)	126	4,908
voestalpine AG	78	4,092

		32,651

Belgium - 1.1%
Ageas	132	6,812
Anheuser-Busch InBev SA	641	70,476
Colruyt SA	20	1,107
Groupe Bruxelles Lambert SA	53	6,062
KBC Group NV	243	21,160
Proximus SADP	133	4,135
Solvay SA	70	9,728
Telenet Group Holding NV (A)	47	3,142
UCB SA	120	9,773
Umicore SA	196	10,383

		142,778

Chile - 0.0% (B)
Antofagasta PLC	393	5,081

China - 0.1%
Minth Group, Ltd.	2,000	9,176

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	4	5,893
AP Moller - Maersk A/S, Class B	5	7,803
Carlsberg A/S, Class B	123	14,685
Chr Hansen Holding A/S	82	7,097
Coloplast A/S, Class B	75	6,361
Danske Bank A/S	638	23,905
DSV A/S	130	10,263
Genmab A/S (A)	36	7,756
H. Lundbeck A/S	18	1,011
ISS A/S	96	3,565
Novo Nordisk A/S, Class B	1,456	71,615
Novozymes A/S, Class B	146	7,601
Orsted A/S (C)	193	12,557
Pandora A/S	82	8,872
TDC A/S (A)	709	5,875
Tryg A/S	137	3,192
Vestas Wind Systems A/S	184	13,166
William Demant Holding A/S (A)	129	4,805

		216,022

Finland - 1.0%
Elisa OYJ	108	4,885
Fortum OYJ	403	8,658
Kone OYJ, Class B	264	13,176
Metso OYJ	29	915
Neste OYJ	134	9,327
Nokia OYJ	4,744	26,197
Nokian Renkaat OYJ	97	4,405
Orion OYJ, Class B	32	979
Sampo OYJ, Class A	394	21,951
Stora Enso OYJ, Class R	552	10,149

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
UPM-Kymmene OYJ	457	$ 16,943
Wartsila OYJ Abp	429	9,479

		127,064

France - 10.0%
Accor SA	124	6,699
Aeroports de Paris	24	5,229
Air Liquide SA	380	46,633
Airbus SE	486	56,258
Alstom SA	106	4,781
Amundi SA (C)	47	3,774
Arkema SA	48	6,266
Atos SE	88	12,057
AXA SA	1,668	44,340
BioMerieux	37	3,047
BNP Paribas SA	944	70,008
Bollore SA	1,015	5,414
Bollore SA (A)	1	5
Bouygues SA	224	11,231
Bureau Veritas SA	164	4,263
Capgemini SE	134	16,720
Carrefour SA	561	11,635
Casino Guichard Perrachon SA	17	833
Cie de Saint-Gobain	455	24,026
Cie Generale des Etablissements Michelin SCA	153	22,651
CNP Assurances	203	5,125
Credit Agricole SA	976	15,914
Danone SA	533	43,217
Dassault Aviation SA	3	5,731
Dassault Systemes SE	110	14,959
Edenred	145	5,043
Eiffage SA	49	5,581
Electricite de France SA	600	8,687
Engie SA	1,477	24,664
Essilor International Cie Generale d’Optique SA	185	24,957
Eurazeo SA	14	1,289
Eutelsat Communications SA	235	4,658
Faurecia SA	36	2,913
Fonciere Des Regions, REIT	12	1,324
Gecina SA, REIT	34	5,900
Getlink SE	372	5,310
Hermes International	26	15,412
ICADE, REIT	15	1,456
Iliad SA	12	2,484
Imerys SA	12	1,166
Ingenico Group SA	44	3,571
Ipsen SA	33	5,129
JCDecaux SA	76	2,643
Kering SA	60	28,777
Klepierre SA, REIT	154	6,207
L’Oreal SA	213	48,108
Lagardere SCA	171	4,884
Legrand SA	271	21,263
LVMH Moet Hennessy Louis Vuitton SE	234	72,113
Natixis SA	698	5,727
Orange SA	1,610	27,367
Pernod Ricard SA	172	28,624
Peugeot SA	548	13,196
Publicis Groupe SA	177	12,325
Remy Cointreau SA	22	3,138
Renault SA	180	21,843
Rexel SA	255	4,320
Safran SA	269	28,549
Sanofi	960	77,030

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Schneider Electric SE (A)	478	$ 42,093
SCOR SE	102	4,164
SEB SA	38	7,268
Societe BIC SA	9	895
Societe Generale SA	622	33,781
Sodexo SA	92	9,260
Suez	180	2,608
Teleperformance	61	9,460
Thales SA	105	12,791
TOTAL SA	2,069	118,594
Ubisoft Entertainment SA (A)	49	4,147
Unibail-Rodamco SE, REIT	87	19,873
Valeo SA	183	12,106
Veolia Environnement SA	427	10,144
Vinci SA	439	43,239
Vivendi SA	879	22,797
Wendel SA	53	8,264

		1,327,958

Germany - 8.5%
1&1 Drillisch AG	54	3,643
adidas AG	166	40,387
Allianz SE	370	83,641
Axel Springer SE	17	1,422
BASF SE	769	77,990
Bayer AG	694	78,237
Bayerische Motoren Werke AG	222	24,147
Beiersdorf AG	60	6,800
Brenntag AG	176	10,478
Commerzbank AG (A)	1,016	13,190
Continental AG	95	26,240
Covestro AG (C)	134	13,195
Daimler AG	815	69,438
Deutsche Bank AG	1,800	25,111
Deutsche Boerse AG	152	20,779
Deutsche Lufthansa AG	166	5,307
Deutsche Post AG	825	36,134
Deutsche Telekom AG	2,889	47,266
Deutsche Wohnen SE	292	13,625
E.ON SE	1,962	21,802
Evonik Industries AG	144	5,078
Fraport AG Frankfurt Airport Services Worldwide	52	5,132
Fresenius Medical Care AG & Co. KGaA	192	19,609
Fresenius SE & Co. KGaA	339	25,922
GEA Group AG	121	5,146
Hannover Rueck SE	65	8,868
HeidelbergCement AG	138	13,557
Henkel AG & Co. KGaA	104	13,102
HOCHTIEF AG	6	1,122
HUGO BOSS AG	52	4,530
Infineon Technologies AG	891	23,962
Innogy SE (C)	115	5,451
K+S AG	158	4,563
KION Group AG	76	7,095
LANXESS AG	66	5,059
Linde AG (A)	158	33,387
MAN SE	44	5,131
Merck KGaA	94	9,019
METRO AG	35	619
MTU Aero Engines AG	49	8,258
Muenchener Rueckversicherungs-Gesellschaft AG	123	28,603
OSRAM Licht AG	52	3,826
ProSiebenSat.1 Media SE	230	7,966
RWE AG (A)	426	10,530

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
SAP SE	846	$ 88,815
Siemens AG	635	81,024
Siemens Healthineers AG (A) (C)	60	2,466
Symrise AG	120	9,662
Telefonica Deutschland Holding AG	206	968
thyssenkrupp AG	322	8,408
TUI AG	358	7,677
Uniper SE	107	3,261
United Internet AG	86	5,419
Volkswagen AG	24	4,804
Vonovia SE	385	19,092
Wirecard AG	81	9,602
Zalando SE (A) (C)	96	5,239

		1,120,804

Hong Kong - 3.3%
AIA Group, Ltd.	10,200	87,196
ASM Pacific Technology, Ltd.	300	4,227
Bank of East Asia, Ltd.	1,020	4,087
BOC Hong Kong Holdings, Ltd.	3,000	14,717
CK Asset Holdings, Ltd.	2,000	16,878
CK Hutchison Holdings, Ltd.	2,000	24,031
CK Infrastructure Holdings, Ltd.	500	4,098
CLP Holdings, Ltd.	1,000	10,196
Galaxy Entertainment Group, Ltd.	2,000	18,357
Hang Lung Properties, Ltd.	3,000	7,041
Hang Seng Bank, Ltd.	600	13,941
Henderson Land Development Co., Ltd.	1,100	7,213
HKT Trust & HKT, Ltd.	2,000	2,516
Hong Kong & China Gas Co., Ltd.	5,100	10,510
Hong Kong Exchanges & Clearing, Ltd.	1,004	33,069
Hongkong Land Holdings, Ltd.	1,300	8,982
Hysan Development Co., Ltd.	1,000	5,307
Jardine Matheson Holdings, Ltd.	200	12,325
Jardine Strategic Holdings, Ltd.	200	7,689
Kerry Properties, Ltd.	500	2,261
Kingston Financial Group, Ltd.	4,000	1,804
Li & Fung, Ltd.	8,000	3,944
Link REIT	1,700	14,572
Melco Resorts & Entertainment, Ltd., ADR	300	8,694
MTR Corp., Ltd.	2,500	13,495
New World Development Co., Ltd.	4,061	5,788
Power Assets Holdings, Ltd.	1,000	8,933
Sino Land Co., Ltd.	6,059	9,821
Sun Hung Kai Properties, Ltd.	1,350	21,428
Swire Pacific, Ltd., Class A	500	5,063
Swire Properties, Ltd.	1,200	4,221
Techtronic Industries Co., Ltd.	1,500	8,804
WH Group, Ltd. (C)	8,000	8,572
Wharf Holdings, Ltd.	1,300	4,501
Wharf Real Estate Investment Co., Ltd. (A)	1,300	8,497
Wheelock & Co., Ltd.	1,000	7,335
Yue Yuen Industrial Holdings, Ltd.	1,000	3,867

		433,980

Ireland - 0.5%
AerCap Holdings NV (A)	100	5,072
AIB Group PLC	503	3,028
Bank of Ireland Group PLC (A)	631	5,529
CRH PLC	703	23,812
DCC PLC	69	6,357
James Hardie Industries PLC, CDI	310	5,502
Kerry Group PLC, Class A	148	15,006
Paddy Power Betfair PLC	52	5,339

		69,645

	Shares	Value
COMMON STOCKS (continued)
Isle of Man - 4.7%
GVC Holdings PLC	484	$ 624,049

Israel - 0.4%
Bank Hapoalim BM	895	6,155
Bank Leumi Le-Israel BM	1,162	7,019
Bezeq Israeli Telecommunication Corp., Ltd.	605	776
Check Point Software Technologies, Ltd. (A)	150	14,901
Elbit Systems, Ltd.	22	2,649
Frutarom Industries, Ltd.	35	3,218
Israel Chemicals, Ltd.	877	3,723
Mizrahi Tefahot Bank, Ltd.	6	115
Nice, Ltd.	59	5,513
Teva Pharmaceutical Industries, Ltd., ADR	915	15,637

		59,706

Italy - 2.1%
Assicurazioni Generali SpA	1,049	20,164
Atlantia SpA	399	12,364
Davide Campari-Milano SpA	396	2,998
Enel SpA	7,180	43,936
Eni SpA	2,292	40,374
Ferrari NV	120	14,425
Intesa Sanpaolo SpA	11,700	42,872
Leonardo SpA	368	4,256
Luxottica Group SpA	130	8,076
Mediobanca Banca di Credito Finanziario SpA	537	6,313
Poste Italiane SpA (C)	562	5,134
Prysmian SpA	124	3,894
Recordati SpA	139	5,129
Snam SpA	2,283	10,495
Telecom Italia SpA (A)	11,229	10,662
Telecom Italia SpA	4,232	3,523
Terna Rete Elettrica Nazionale SpA	1,199	7,007
UniCredit SpA (A)	1,706	35,657
UnipolSai Assicurazioni SpA	869	2,066

		279,345

Japan - 23.2%
Aeon Co., Ltd.	300	5,355
Aisin Seiki Co., Ltd.	100	5,432
Ajinomoto Co., Inc.	400	7,236
Alfresa Holdings Corp.	200	4,451
Alps Electric Co., Ltd.	100	2,451
Amada Holdings Co., Ltd.	100	1,214
ANA Holdings, Inc.	100	3,870
Aozora Bank, Ltd.	100	3,980
Asahi Glass Co., Ltd.	100	4,140
Asahi Group Holdings, Ltd.	300	15,978
Asahi Kasei Corp.	917	12,057
Asics Corp.	200	3,657
Astellas Pharma, Inc.	1,700	25,786
Bandai Namco Holdings, Inc.	100	3,285
Bank of Kyoto, Ltd.	100	5,582
Bridgestone Corp.	500	21,728
Brother Industries, Ltd.	100	2,324
Canon, Inc.	900	32,590
Casio Computer Co., Ltd.	300	4,400
Central Japan Railway Co.	100	18,918
Chiba Bank, Ltd.	1,000	8,035
Chubu Electric Power Co., Inc.	400	5,650
Chugai Pharmaceutical Co., Ltd.	200	10,112
Chugoku Electric Power Co., Inc.	100	1,205

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Coca-Cola Bottlers Japan Holdings, Inc.	100	$ 4,130
Concordia Financial Group, Ltd.	1,000	5,517
Credit Saison Co., Ltd.	200	3,284
Dai Nippon Printing Co., Ltd.	100	2,066
Dai-ichi Life Holdings, Inc.	1,000	18,256
Daicel Corp.	100	1,092
Daifuku Co., Ltd.	100	5,987
Daiichi Sankyo Co., Ltd.	500	16,569
Daikin Industries, Ltd.	200	22,057
Daito Trust Construction Co., Ltd.	117	20,221
Daiwa House Industry Co., Ltd.	400	15,413
Daiwa House REIT Investment Corp.	2	4,785
Daiwa Securities Group, Inc.	1,000	6,378
Denso Corp.	400	21,879
Dentsu, Inc.	200	8,778
Don Quijote Holdings Co., Ltd.	100	5,742
East Japan Railway Co.	300	27,805
Eisai Co., Ltd.	200	12,746
Electric Power Development Co., Ltd.	100	2,521
FamilyMart UNY Holdings Co., Ltd.	100	8,421
FANUC Corp.	200	50,674
Fast Retailing Co., Ltd.	39	15,848
Fuji Electric Co., Ltd.	1,000	6,804
FUJIFILM Holdings Corp.	300	11,968
Fujitsu, Ltd.	2,000	12,308
Fukuoka Financial Group, Inc.	1,000	5,385
Hachijuni Bank, Ltd.	200	1,071
Hakuhodo DY Holdings, Inc.	100	1,375
Hamamatsu Photonics KK	100	3,778
Hankyu Hanshin Holdings, Inc.	200	7,415
Hino Motors, Ltd.	100	1,287
Hisamitsu Pharmaceutical Co., Inc.	100	7,744
Hitachi Construction Machinery Co., Ltd.	100	3,858
Hitachi High-Technologies Corp.	100	4,755
Hitachi Metals, Ltd.	100	1,182
Hitachi, Ltd.	4,000	28,976
Honda Motor Co., Ltd.	1,400	48,156
Hoshizaki Corp.	100	8,778
Hoya Corp.	300	14,957
Hulic Co., Ltd.	100	1,091
Idemitsu Kosan Co., Ltd.	100	3,801
IHI Corp.	100	3,106
Iida Group Holdings Co., Ltd.	200	3,689
Inpex Corp.	900	11,131
Isetan Mitsukoshi Holdings, Ltd.	100	1,103
Isuzu Motors, Ltd.	300	4,601
ITOCHU Corp.	1,100	21,363
J. Front Retailing Co., Ltd.	100	1,700
Japan Airlines Co., Ltd.	100	4,024
Japan Exchange Group, Inc.	300	5,554
Japan Post Bank Co., Ltd.	100	1,342
Japan Post Holdings Co., Ltd.	1,500	18,058
Japan Prime Realty Investment Corp., REIT	1	3,562
Japan Real Estate Investment Corp., REIT	1	5,178
Japan Retail Fund Investment Corp., REIT	1	1,919
Japan Tobacco, Inc.	900	25,933
JFE Holdings, Inc.	500	10,072
JGC Corp.	100	2,175
JSR Corp.	200	4,498
JTEKT Corp.	100	1,481
JXTG Holdings, Inc.	2,800	16,939
Kajima Corp.	1,000	9,276
Kamigumi Co., Ltd.	200	4,426
Kaneka Corp.	1,000	9,862
Kansai Electric Power Co., Inc.	500	6,424
Kansai Paint Co., Ltd.	100	2,329
Kao Corp.	400	30,002

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kawasaki Heavy Industries, Ltd.	100	$ 3,233
KDDI Corp.	1,500	38,295
Keihan Holdings Co., Ltd.	200	6,165
Keikyu Corp.	200	3,477
Keio Corp.	100	4,271
Keisei Electric Railway Co., Ltd.	100	3,073
Keyence Corp.	100	62,065
Kikkoman Corp.	100	4,022
Kintetsu Group Holdings Co., Ltd.	100	3,895
Kirin Holdings Co., Ltd.	800	21,296
Kobe Steel, Ltd. (A)	100	1,002
Koito Manufacturing Co., Ltd.	100	6,936
Komatsu, Ltd.	800	26,668
Konami Holdings Corp.	100	5,253
Konica Minolta, Inc.	200	1,714
Kubota Corp.	800	13,999
Kuraray Co., Ltd.	300	5,097
Kurita Water Industries, Ltd.	100	3,239
Kyocera Corp.	300	16,928
Kyowa Hakko Kirin Co., Ltd.	100	2,196
Kyushu Electric Power Co., Inc.	600	7,150
Kyushu Railway Co.	100	3,111
Lawson, Inc.	100	6,814
Lion Corp.	100	2,014
LIXIL Group Corp.	300	6,699
M3, Inc.	200	8,985
Mabuchi Motor Co., Ltd.	100	4,925
Makita Corp.	200	9,774
Marubeni Corp.	1,100	7,959
Marui Group Co., Ltd.	100	2,037
Mazda Motor Corp.	400	5,287
Mebuki Financial Group, Inc.	300	1,153
Medipal Holdings Corp.	100	2,049
MEIJI Holdings Co., Ltd.	131	9,972
Minebea Mitsumi, Inc.	300	6,406
MISUMI Group, Inc.	200	5,490
Mitsubishi Chemical Holdings Corp.	1,000	9,685
Mitsubishi Corp.	1,400	37,656
Mitsubishi Electric Corp.	1,600	25,585
Mitsubishi Estate Co., Ltd.	900	15,212
Mitsubishi Gas Chemical Co., Inc.	100	2,396
Mitsubishi Heavy Industries, Ltd.	300	11,486
Mitsubishi Materials Corp.	100	3,007
Mitsubishi Motors Corp.	800	5,722
Mitsubishi Tanabe Pharma Corp.	100	1,955
Mitsubishi UFJ Financial Group, Inc.	10,000	65,504
Mitsui & Co., Ltd.	1,700	29,118
Mitsui Chemicals, Inc.	100	3,153
Mitsui Fudosan Co., Ltd.	800	19,409
Mitsui O.S.K. Lines, Ltd.	100	2,876
Mizuho Financial Group, Inc.	19,900	35,796
MS&AD Insurance Group Holdings, Inc.	500	15,765
Murata Manufacturing Co., Ltd.	200	27,386
Nabtesco Corp.	100	3,858
Nagoya Railroad Co., Ltd.	200	5,067
NEC Corp.	200	5,622
Nexon Co., Ltd. (A)	200	3,308
NGK Insulators, Ltd.	100	1,724
NGK Spark Plug Co., Ltd.	100	2,409
NH Foods, Ltd.	200	8,226
Nidec Corp.	250	38,509
Nikon Corp.	300	5,346
Nintendo Co., Ltd.	100	44,039
Nippon Building Fund, Inc., REIT	1	5,526
Nippon Electric Glass Co., Ltd.	100	2,970
Nippon Express Co., Ltd.	100	6,691
Nippon Paint Holdings Co., Ltd.	100	3,670

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Prologis REIT, Inc.	2	$ 4,304
Nippon Steel & Sumitomo Metal Corp.	700	15,371
Nippon Telegraph & Telephone Corp.	600	27,630
Nippon Yusen KK	200	4,037
Nissan Chemical Industries, Ltd.	100	4,154
Nissan Motor Co., Ltd.	1,700	17,638
Nisshin Seifun Group, Inc.	200	3,964
Nissin Foods Holdings Co., Ltd.	100	6,936
Nitori Holdings Co., Ltd.	50	8,837
Nitto Denko Corp.	141	10,572
Nomura Holdings, Inc.	3,200	18,504
Nomura Real Estate Master Fund, Inc., REIT	5	6,898
Nomura Research Institute, Ltd.	100	4,737
NSK, Ltd.	600	8,041
NTT Data Corp.	500	5,319
NTT DOCOMO, Inc.	1,200	30,636
Obayashi Corp.	400	4,376
OBIC Co., Ltd.	100	8,317
Odakyu Electric Railway Co., Ltd.	300	6,070
OJI Holdings Corp.	1,000	6,428
Olympus Corp.	200	7,594
Omron Corp.	144	8,472
Ono Pharmaceutical Co., Ltd.	300	9,287
Oriental Land Co., Ltd.	200	20,422
ORIX Corp.	1,200	21,163
Osaka Gas Co., Ltd.	200	3,946
Otsuka Corp.	200	10,075
Otsuka Holdings Co., Ltd.	300	15,025
Panasonic Corp.	1,900	27,159
Park24 Co., Ltd.	200	5,434
Persol Holdings Co., Ltd.	200	5,817
Pola Orbis Holdings, Inc.	100	4,098
Rakuten, Inc.	600	5,070
Recruit Holdings Co., Ltd.	1,000	24,853
Renesas Electronics Corp. (A)	700	7,039
Resona Holdings, Inc.	2,600	13,732
Ricoh Co., Ltd.	800	7,902
Rinnai Corp.	100	9,492
Rohm Co., Ltd.	100	9,520
Ryohin Keikaku Co., Ltd.	10	3,355
Santen Pharmaceutical Co., Ltd.	300	4,835
SBI Holdings, Inc.	100	2,287
Secom Co., Ltd.	200	14,887
Sega Sammy Holdings, Inc.	300	4,786
Seibu Holdings, Inc.	200	3,481
Seiko Epson Corp.	300	5,332
Sekisui Chemical Co., Ltd.	300	5,233
Sekisui House, Ltd.	300	5,475
Seven & i Holdings Co., Ltd.	700	30,025
Sharp Corp. (A)	100	2,989
Shimadzu Corp.	100	2,812
Shimano, Inc.	119	17,156
Shimizu Corp.	400	3,575
Shin-Etsu Chemical Co., Ltd.	400	41,370
Shinsei Bank, Ltd.	200	3,075
Shionogi & Co., Ltd.	200	10,321
Shiseido Co., Ltd.	300	19,209
Shizuoka Bank, Ltd.	1,000	9,454
SMC Corp.	42	17,001
SoftBank Group Corp.	700	52,300
Sohgo Security Services Co., Ltd.	100	4,943
Sompo Holdings, Inc.	300	12,073
Sony Corp.	1,100	53,199
Sony Financial Holdings, Inc.	200	3,639
Stanley Electric Co., Ltd.	100	3,693
Start Today Co., Ltd.	100	2,671

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Subaru Corp.	600	$ 19,663
Sumco Corp.	200	5,244
Sumitomo Chemical Co., Ltd.	1,397	8,140
Sumitomo Corp.	1,200	20,198
Sumitomo Electric Industries, Ltd.	500	7,629
Sumitomo Heavy Industries, Ltd.	100	3,792
Sumitomo Metal Mining Co., Ltd.	200	8,421
Sumitomo Mitsui Financial Group, Inc.	1,100	46,086
Sumitomo Mitsui Trust Holdings, Inc.	300	12,143
Sumitomo Realty & Development Co., Ltd.	200	7,396
Sumitomo Rubber Industries, Ltd.	200	3,669
Sundrug Co., Ltd.	100	4,619
Suntory Beverage & Food, Ltd.	100	4,859
Suruga Bank, Ltd.	100	1,381
Suzuken Co., Ltd.	100	4,130
Suzuki Motor Corp.	300	16,155
Sysmex Corp.	200	18,119
T&D Holdings, Inc.	400	6,347
Taiheiyo Cement Corp.	100	3,632
Taisei Corp.	152	7,714
Taisho Pharmaceutical Holdings Co., Ltd.	100	9,830
Takashimaya Co., Ltd.	1,000	9,595
Takeda Pharmaceutical Co., Ltd.	700	34,097
TDK Corp.	100	9,013
Teijin, Ltd.	100	1,881
Terumo Corp.	300	15,761
THK Co., Ltd.	100	4,135
Tobu Railway Co., Ltd.	100	3,012
Toho Co., Ltd.	100	3,318
Tohoku Electric Power Co., Inc.	400	5,342
Tokio Marine Holdings, Inc.	600	26,700
Tokyo Electric Power Co. Holdings, Inc. (A)	1,500	5,780
Tokyo Electron, Ltd.	100	18,810
Tokyo Gas Co., Ltd.	400	10,607
Tokyo Tatemono Co., Ltd.	100	1,507
Tokyu Corp.	400	6,233
Tokyu Fudosan Holdings Corp.	200	1,457
Toppan Printing Co., Ltd.	1,000	8,204
Toray Industries, Inc.	1,100	10,405
Toshiba Corp. (A)	6,000	17,368
Tosoh Corp.	200	3,925
TOTO, Ltd.	100	5,272
Toyo Suisan Kaisha, Ltd.	100	3,877
Toyota Industries Corp.	100	6,052
Toyota Motor Corp.	2,250	144,319
Toyota Tsusho Corp.	100	3,388
Trend Micro, Inc.	100	5,968
Tsuruha Holdings, Inc.	100	14,257
Unicharm Corp.	300	8,540
United Urban Investment Corp., REIT	1	1,568
USS Co., Ltd.	100	2,021
West Japan Railway Co.	141	9,847
Yahoo Japan Corp.	1,000	4,643
Yakult Honsha Co., Ltd.	100	7,396
Yamada Denki Co., Ltd.	200	1,199
Yamaha Corp.	100	4,394
Yamaha Motor Co., Ltd.	200	5,977
Yamato Holdings Co., Ltd.	300	7,524
Yaskawa Electric Corp.	200	9,069
Yokogawa Electric Corp.	100	2,066
Yokohama Rubber Co., Ltd.	200	4,629

		3,071,734

Jersey, Channel Islands - 0.1%
Randgold Resources, Ltd.	105	8,723

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Luxembourg - 0.3%
ArcelorMittal (A)	556	$ 17,660
Eurofins Scientific SE	7	3,689
Millicom International Cellular SA, SDR	90	6,159
RTL Group SA	14	1,162
SES SA	264	3,573
Tenaris SA	349	6,033

		38,276

Macau - 0.1%
Sands China, Ltd.	1,600	8,695
Wynn Macau, Ltd.	800	2,932

		11,627

Mexico - 0.0% (B)
Fresnillo PLC	276	4,928

Netherlands - 4.4%
ABN AMRO Group NV, CVA (C)	419	12,634
Akzo Nobel NV	204	19,275
Altice NV, Class A (A)	443	3,661
ASML Holding NV	323	64,049
Boskalis Westminster	103	3,019
EXOR NV	69	4,912
Heineken Holding NV	83	8,558
Heineken NV	252	27,104
ING Groep NV	3,346	56,464
Koninklijke Ahold Delhaize NV	1,055	24,999
Koninklijke DSM NV	124	12,325
Koninklijke KPN NV	3,870	11,637
Koninklijke Philips NV	782	29,944
Koninklijke Vopak NV	78	3,830
NN Group NV	259	11,507
NXP Semiconductors NV (A)	331	38,727
QIAGEN NV (A)	263	8,502
Randstad Holding NV	85	5,598
Royal Dutch Shell PLC, Class A	3,891	123,106
Royal Dutch Shell PLC, Class B	3,029	97,469
Wolters Kluwer NV	214	11,382

		578,702

New Zealand - 0.2%
Auckland International Airport, Ltd.	880	3,905
Fisher & Paykel Healthcare Corp., Ltd.	439	4,206
Fletcher Building, Ltd.	987	4,328
Meridian Energy, Ltd.	500	1,034
Ryman Healthcare, Ltd.	466	3,586
Spark New Zealand, Ltd.	1,865	4,525

		21,584

Norway - 0.6%
DNB ASA	741	14,596
Gjensidige Forsikring ASA	93	1,710
Marine Harvest ASA	433	8,752
Norsk Hydro ASA	923	5,475
Orkla ASA	472	5,087
Schibsted ASA, B Shares	119	3,046
Statoil ASA	972	23,005
Telenor ASA	689	15,669
Yara International ASA	96	4,102

		81,442

Portugal - 0.1%
EDP - Energias de Portugal SA	1,719	6,531

	Shares	Value
COMMON STOCKS (continued)
Portugal (continued)
Galp Energia SGPS SA	305	$ 5,752
Jeronimo Martins SGPS SA	306	5,566

		17,849

Republic of South Africa - 0.1%
Investec PLC	598	4,622
Mediclinic International PLC	103	869
Mondi PLC	260	6,988

		12,479

Singapore - 1.3%
Ascendas Real Estate Investment Trust	2,200	4,431
CapitaLand Commercial Trust, REIT	1,963	2,752
CapitaLand Mall Trust, REIT	2,300	3,661
CapitaLand, Ltd.	2,200	6,025
City Developments, Ltd.	200	1,993
ComfortDelGro Corp., Ltd.	600	942
DBS Group Holdings, Ltd.	1,600	33,796
Genting Singapore PLC	2,700	2,239
Jardine Cycle & Carriage, Ltd.	100	2,642
Keppel Corp., Ltd.	1,200	7,175
Oversea-Chinese Banking Corp., Ltd.	2,900	28,568
SATS, Ltd.	800	3,144
Singapore Airlines, Ltd.	200	1,662
Singapore Exchange, Ltd.	1,000	5,645
Singapore Press Holdings, Ltd.	1,800	3,473
Singapore Technologies Engineering, Ltd.	1,900	5,227
Singapore Telecommunications, Ltd.	8,000	20,661
Suntec Real Estate Investment Trust	1,200	1,740
United Overseas Bank, Ltd.	1,100	23,146
UOL Group, Ltd.	600	3,934
Wilmar International, Ltd.	1,900	4,632

		167,488

Spain - 3.0%
Abertis Infraestructuras SA	565	12,666
ACS Actividades de Construccion y Servicios SA	167	6,516
Aena SME SA (C)	48	9,679
Amadeus IT Group SA	369	27,307
Banco Bilbao Vizcaya Argentaria SA	5,869	46,480
Banco de Sabadell SA	4,944	10,113
Banco Santander SA	13,878	90,837
Bankia SA	884	3,966
Bankinter SA	805	8,288
CaixaBank SA	2,939	14,012
Enagas SA	146	3,998
Endesa SA	196	4,318
Ferrovial SA	444	9,283
Gas Natural SDG SA	279	6,659
Grifols SA	208	5,897
Iberdrola SA	5,190	38,164
Industria de Diseno Textil SA	913	28,703
Mapfre SA	1,487	4,947
Red Electrica Corp. SA	431	8,897
Repsol SA	1,054	18,735
Siemens Gamesa Renewable Energy SA	301	4,838
Telefonica SA	3,960	39,231

		403,534

Sweden - 2.5%
Alfa Laval AB	211	5,000
Assa Abloy AB, B Shares	799	17,319
Atlas Copco AB, A Shares	601	26,102
Atlas Copco AB, B Shares	282	11,011

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Boliden AB	175	$ 6,158
Electrolux AB, Series B	247	7,800
Essity AB, Class B (A)	388	10,753
Getinge AB, Class B	105	1,196
Hennes & Mauritz AB, B Shares	804	12,011
Hexagon AB, B Shares	174	10,386
Husqvarna AB, Class B	425	4,109
ICA Gruppen AB	83	2,943
Industrivarden AB, Class C	330	7,696
Investor AB, B Shares	279	12,394
Kinnevik AB, B Shares	233	8,418
L E Lundbergforetagen AB, B Shares	45	3,235
Lundin Petroleum AB (A)	294	7,427
Nordea Bank AB	2,678	28,654
Sandvik AB	933	17,094
Securitas AB, Class B	521	8,871
Skandinaviska Enskilda Banken AB, Class A	1,096	11,515
Skanska AB, Class B	331	6,786
SKF AB, Class B	289	5,921
Svenska Handelsbanken AB, A Shares	1,433	17,937
Swedbank AB, Class A	680	15,280
Swedish Match AB	114	5,166
Tele2 AB, Class B	437	5,262
Telefonaktiebolaget LM Ericsson, B Shares	2,558	16,289
Telia Co. AB	2,619	12,340
Volvo AB, Class B	1,206	22,075

		327,148

Switzerland - 8.0%
ABB, Ltd.	1,516	36,048
Adecco Group AG	113	8,049
Baloise Holding AG	35	5,354
Barry Callebaut AG	2	3,912
Chocoladefabriken Lindt & Spruengli AG	2	12,408
Cie Financiere Richemont SA	482	43,313
Clariant AG (A)	141	3,373
Coca-Cola HBC AG (A)	138	5,107
Credit Suisse Group AG (A)	1,920	32,246
Dufry AG (A)	33	4,335
EMS-Chemie Holding AG	8	5,061
Ferguson PLC	232	17,449
Geberit AG	33	14,593
Givaudan SA	7	15,969
Glencore PLC (A)	10,361	51,486
Julius Baer Group, Ltd. (A)	202	12,431
Keuhne & Nagel International AG	55	8,663
LafargeHolcim, Ltd. (A)	375	20,548
Lonza Group AG (A)	68	16,037
Nestle SA	2,635	208,274
Novartis AG	1,872	151,409
Partners Group Holding AG	11	8,185
Roche Holding AG	601	137,868
Schindler Holding AG	71	15,214
SGS SA	4	9,840
Sika AG	2	15,688
Sonova Holding AG	56	8,903
STMicroelectronics NV	447	9,947
Straumann Holding AG	12	7,571
Swatch Group AG	66	16,614
Swiss Life Holding AG (A)	21	7,484
Swiss Prime Site AG (A)	64	6,194
Swiss Re AG	269	27,456
Swisscom AG	24	11,907
UBS Group AG (A)	3,162	55,711

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Vifor Pharma AG	34	$ 5,243
Zurich Insurance Group AG (A)	129	42,552

		1,062,442

United Kingdom - 14.2%
3i Group PLC	767	9,258
Admiral Group PLC	160	4,141
Anglo American PLC	1,102	25,671
Ashtead Group PLC	457	12,461
Associated British Foods PLC	349	12,202
AstraZeneca PLC	1,061	72,934
Auto Trader Group PLC (C)	1,002	4,925
Aviva PLC	3,637	25,383
Babcock International Group PLC	278	2,609
BAE Systems PLC	2,786	22,794
Barclays PLC	13,809	40,351
Barratt Developments PLC	847	6,303
Berkeley Group Holdings PLC	91	4,838
BP PLC	16,458	111,011
British American Tobacco PLC	1,951	112,781
British Land Co. PLC, REIT	1,148	10,348
BT Group PLC	7,492	23,913
Bunzl PLC	235	6,911
Burberry Group PLC	412	9,821
Capita PLC	113	228
Centrica PLC	5,760	11,492
CNH Industrial NV	747	9,231
Cobham PLC (A)	2,909	5,013
Coca-Cola European Partners PLC	110	4,578
Compass Group PLC	1,270	25,932
ConvaTec Group PLC (C)	1,675	4,673
Croda International PLC	88	5,653
Diageo PLC	2,093	70,785
Direct Line Insurance Group PLC	1,048	5,612
easyJet PLC	170	3,832
Experian PLC	816	17,647
Fiat Chrysler Automobiles NV (A)	967	19,723
G4S PLC	1,042	3,627
GKN PLC	1,310	8,491
GlaxoSmithKline PLC	4,136	80,325
Hammerson PLC, REIT	555	4,184
Hargreaves Lansdown PLC	190	4,361
HSBC Holdings PLC	16,834	158,083
IMI PLC	414	6,280
Imperial Brands PLC	769	26,184
InterContinental Hotels Group PLC	224	13,420
International Consolidated Airlines Group SA	562	4,866
Intertek Group PLC	98	6,415
ITV PLC	2,395	4,848
J Sainsbury PLC	933	3,130
John Wood Group PLC	807	6,132
Johnson Matthey PLC	131	5,589
Kingfisher PLC	2,221	9,111
Land Securities Group PLC, REIT	538	7,078
Legal & General Group PLC	6,002	21,747
Lloyds Banking Group PLC	60,293	54,844
London Stock Exchange Group PLC	280	16,213
Marks & Spencer Group PLC	1,496	5,682
Meggitt PLC	1,318	7,996
Merlin Entertainments PLC (C)	959	4,663
Micro Focus International PLC	259	3,617
National Grid PLC	2,779	31,282
Next PLC	149	9,961
Old Mutual PLC	4,604	15,492
Pearson PLC	522	5,503

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Persimmon PLC	210	$ 7,453
Prudential PLC	2,172	54,275
Reckitt Benckiser Group PLC	546	46,087
RELX NV	851	17,640
RELX PLC	940	19,309
Rio Tinto PLC	1,062	53,890
Rio Tinto, Ltd.	398	22,548
Rolls-Royce Holdings PLC (A)	1,425	17,422
Royal Bank of Scotland Group PLC (A)	3,280	11,932
Royal Mail PLC	728	5,525
RSA Insurance Group PLC	597	5,286
Sage Group PLC	780	7,009
Schroders PLC	26	1,167
Segro PLC, REIT	595	5,021
Severn Trent PLC	328	8,491
Sky PLC	952	17,338
Smith & Nephew PLC	598	11,187
Smiths Group PLC	263	5,594
SSE PLC	951	17,060
St. James’s Place PLC	403	6,144
Standard Chartered PLC	2,964	29,706
Standard Life Aberdeen PLC	2,440	12,316
Taylor Wimpey PLC	2,437	6,314
Tesco PLC	8,347	24,158
Travis Perkins PLC	242	4,196
Unilever NV, CVA	1,394	78,685
Unilever PLC	1,058	58,679
United Utilities Group PLC	629	6,317
Vodafone Group PLC	22,353	61,159
Weir Group PLC	161	4,513
Whitbread PLC	124	6,436

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
WM Morrison Supermarkets PLC	1,740	$ 5,221
WPP PLC	1,005	15,971

		1,886,227

United States - 0.4%
Carnival PLC	146	9,397
Shire PLC	747	37,178

		46,575

Total Common Stocks (Cost $12,371,670)		13,030,419

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG, 4.54% (D)	103	9,665
FUCHS PETROLUB SE, 2.05% (D)	93	5,049
Henkel AG & Co. KGaA, 1.50% (D)	176	23,136
Porsche Automobil Holding SE, 1.48% (D)	135	11,253
Schaeffler AG, 3.92% (D)	176	2,718
Volkswagen AG, 1.24% (D)	159	31,691

Total Preferred Stocks (Cost $81,114)		83,512

Total Investments (Cost $12,452,784)		13,113,931
Net Other Assets (Liabilities) - 1.1%		145,571

Net Assets - 100.0%		$ 13,259,502

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	1	06/15/2018	$ 98,852	$ 100,030	$ 1,178	$ —

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Banks	11.6%		$ 1,523,554
Pharmaceuticals	6.7		881,841
Hotels, Restaurants & Leisure	6.0		791,488
Insurance	5.3		692,832
Oil, Gas & Consumable Fuels	5.0		657,072
Automobiles	3.7		487,703
Chemicals	3.7		478,853
Metals & Mining	3.0		388,510
Food Products	2.9		373,691
Machinery	2.8		362,602
Capital Markets	2.3		307,048
Beverages	2.3		298,338
Diversified Telecommunication Services	2.2		284,884
Textiles, Apparel & Luxury Goods	2.0		259,383
Real Estate Management & Development	1.9		253,112
Personal Products	1.9		245,581
Electric Utilities	1.7		216,345
Electrical Equipment	1.5		200,951
Food & Staples Retailing	1.5		197,804
Software	1.5		197,529
Wireless Telecommunication Services	1.5		197,454
Electronic Equipment, Instruments & Components	1.5		194,698
Trading Companies & Distributors	1.4		186,059
Equity Real Estate Investment Trusts	1.4		184,415
Semiconductors & Semiconductor Equipment	1.4		181,525
Aerospace & Defense	1.3		176,944
Auto Components	1.3		172,756
Industrial Conglomerates	1.3		171,209
Health Care Equipment & Supplies	1.3		170,522
Tobacco	1.3		170,064
Household Durables	1.3		169,871
Professional Services	1.1		144,626
Road & Rail	1.1		138,565
Media	1.0		131,883
Multi-Utilities	1.0		126,605
Construction & Engineering	0.9		115,029
IT Services	0.8		111,015
Household Products	0.8		103,632
Diversified Financial Services	0.8		99,637
Biotechnology	0.7		96,010
Building Products	0.7		94,106
Transportation Infrastructure	0.7		85,182
Specialty Retail	0.6		82,065
Construction Materials	0.6		77,644
Health Care Providers & Services	0.6		75,096
Commercial Services & Supplies	0.5		69,421
Technology Hardware, Storage & Peripherals	0.5		67,452
Air Freight & Logistics	0.4		54,602
Communications Equipment	0.3		42,486
Gas Utilities	0.3		41,665
Paper & Forest Products	0.3		40,508
Multiline Retail	0.3		39,175
Leisure Products	0.2		29,621
Marine	0.2		29,272
Life Sciences Tools & Services	0.2		28,228
Airlines	0.2		23,561
Internet Software & Services	0.1		16,215
Water Utilities	0.1		14,808
Containers & Packaging	0.1		14,312
Energy Equipment & Services	0.1		12,165
Health Care Technology	0.1		8,985
Internet & Direct Marketing Retail	0.1		7,741
Independent Power & Renewable Electricity Producers	0.1		6,816
Internet & Catalog Retail	0.0	(B)	5,239
Consumer Finance	0.0	(B)	3,284
Distributors	0.0	(B)	2,642

Investments, at Value	100.0		13,113,931

Total Investments	100.0%		$ 13,113,931

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$83,031	$12,947,388	$—	$13,030,419
Preferred Stocks	—	83,512	—	83,512

Total Investments	$83,031	$13,030,900	$—	$13,113,931

Other Financial Instruments
Futures Contracts (F)	$1,178	$—	$—	$1,178

Total Other Financial Instruments	$1,178	$—	$—	$1,178

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $92,962, representing 0.7% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2018.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 57.9%
Aerospace & Defense - 4.8%
Boeing Co.	78,774	$ 25,828,419
General Dynamics Corp.	37,148	8,205,993
Northrop Grumman Corp.	30,482	10,641,876

		44,676,288

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B	47,688	4,991,026

Airlines - 0.2%
Delta Air Lines, Inc.	33,742	1,849,399

Automobiles - 0.8%
General Motors Co.	203,866	7,408,490

Banks - 2.1%
Bank of America Corp.	172,905	5,185,421
US Bancorp	285,732	14,429,466

		19,614,887

Biotechnology - 0.3%
AbbVie, Inc.	25,622	2,425,122

Capital Markets - 3.3%
CME Group, Inc.	107,143	17,329,309
Morgan Stanley	42,811	2,310,081
TD Ameritrade Holding Corp.	180,548	10,693,858

		30,333,248

Chemicals - 1.7%
LyondellBasell Industries NV, Class A	150,738	15,929,992

Consumer Finance - 1.4%
American Express Co.	49,113	4,581,261
Synchrony Financial	259,288	8,693,926

		13,275,187

Equity Real Estate Investment Trusts - 1.2%
Colony NorthStar, Inc., Class A	260,344	1,463,133
Crown Castle International Corp.	40,380	4,426,052
Invitation Homes, Inc.	42,800	977,124
MGM Growth Properties LLC, Class A	79,809	2,118,131
Outfront Media, Inc.	115,173	2,158,342

		11,142,782

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	66,142	12,463,137
Kroger Co.	203,979	4,883,257
Sysco Corp.	144,527	8,665,839

		26,012,233

Food Products - 0.5%
Hershey Co.	47,291	4,679,917

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	152,881	9,160,630
Medtronic PLC	133,488	10,708,407

		19,869,037

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 0.7%
Aetna, Inc.	37,857	$ 6,397,833

Hotels, Restaurants & Leisure - 2.4%
McDonald’s Corp.	67,327	10,528,596
Norwegian Cruise Line Holdings, Ltd. (A)	48,601	2,574,395
Six Flags Entertainment Corp. (B)	51,879	3,229,987
Starbucks Corp.	101,837	5,895,344

		22,228,322

Household Products - 0.3%
Clorox Co.	21,279	2,832,448
Kimberly-Clark Corp.	391	43,061

		2,875,509

Industrial Conglomerates - 1.6%
3M Co.	12,805	2,810,954
Honeywell International, Inc.	84,438	12,202,135

		15,013,089

Insurance - 0.5%
Progressive Corp.	79,211	4,826,326

Internet & Direct Marketing Retail - 1.0%
Booking Holdings, Inc. (A)	4,676	9,727,904

Internet Software & Services - 2.1%
Alphabet, Inc., Class C (A)	19,179	19,788,700

IT Services - 4.1%
Accenture PLC, Class A	66,222	10,165,077
Automatic Data Processing, Inc.	17,842	2,024,710
Mastercard, Inc., Class A	149,340	26,158,395

		38,348,182

Leisure Products - 0.5%
Hasbro, Inc.	51,170	4,313,631

Machinery - 0.4%
Deere & Co.	23,584	3,663,067

Media - 1.5%
Comcast Corp., Class A	340,566	11,637,140
Madison Square Garden Co., Class A (A)	8,749	2,150,504

		13,787,644

Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	71,889	4,342,815
Suncor Energy, Inc.	282,569	9,758,990

		14,101,805

Personal Products - 0.8%
Estee Lauder Cos., Inc., Class A	52,767	7,900,275

Pharmaceuticals - 2.6%
Allergan PLC	43,504	7,321,288
Bristol-Myers Squibb Co.	87,161	5,512,933
Eli Lilly & Co.	53,172	4,113,918
Merck & Co., Inc.	126,920	6,913,333

		23,861,472

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	168,395	7,951,612

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.2%
CSX Corp.	204,568	$ 11,396,483

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	250,907	13,067,236
Lam Research Corp.	38,642	7,850,509

		20,917,745

Software - 5.8%
Activision Blizzard, Inc.	40,771	2,750,412
Adobe Systems, Inc. (A)	81,090	17,521,927
Microsoft Corp.	342,749	31,282,701
salesforce.com, Inc. (A)	23,755	2,762,707

		54,317,747

Specialty Retail - 1.7%
Home Depot, Inc.	86,740	15,460,538

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	91,583	15,365,796

Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc., Class B	134,751	8,952,856

Tobacco - 1.6%
Altria Group, Inc.	244,278	15,223,405

Total Common Stocks (Cost $415,253,027)		538,627,549

MASTER LIMITED PARTNERSHIP - 0.6%
Capital Markets - 0.6%
Blackstone Group, LP	172,924	5,524,922

Total Master Limited Partnership (Cost $4,951,371)		5,524,922

	Principal	Value
ASSET-BACKED SECURITIES - 1.3%
AmeriCredit Automobile Receivables Trust
Series 2015-2, Class D,
3.00%, 06/08/2021	$ 214,000	213,979
Series 2015-3, Class D,
3.34%, 08/08/2021	1,244,000	1,250,122
Series 2016-1, Class D,
3.59%, 02/08/2022	407,000	410,731
Series 2016-2, Class D,
3.65%, 05/09/2022	293,000	296,219
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2,
4.28%, 09/05/2044 (C)	885,550	869,185
Bain Capital Credit CLO
Series 2018-1A, Class A1,
3-Month LIBOR + 0.96%, 0.00% (D), 04/23/2031 (C) (E)	990,000	990,000
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2,
4.47%, 03/20/2043 (C)	773,825	776,584
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2I,
3.48%, 10/25/2045 (C)	671,048	669,880
Series 2017-1A, Class A23,
4.12%, 07/25/2047 (C)	395,015	399,257

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Dryden 41 Senior Loan Fund
Series 2015-41A, Class AR,
3-Month LIBOR + 0.97%, 2.27% (D), 04/15/2031 (C)	$ 687,000	$ 687,337
Dryden Senior Loan Fund
3-Month LIBOR + 0.97%, 3.25% (D), 04/18/2031 (E)	718,000	718,000
Flatiron CLO 18, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 0.95%, 0.00% (D), 04/17/2031 (C) (E)	540,000	540,000
Octagon Investment Partners 36, Ltd.
Series 2018-1A, Class A1,
3-Month LIBOR + 0.97%, 0.00% (D), 04/15/2031 (C) (E)	1,330,000	1,330,000
OSCAR US Funding Trust V
Series 2016-2A, Class A3,
2.73%, 12/15/2020 (C)	160,000	159,266
Series 2016-2A, Class A4,
2.99%, 12/15/2023 (C)	231,000	227,959
Santander Drive Auto Receivables Trust
Series 2015-1, Class D,
3.24%, 04/15/2021	209,000	209,996
Series 2015-4, Class D,
3.53%, 08/16/2021	435,000	440,282
Taco Bell Funding LLC
Series 2016-1A, Class A2I,
3.83%, 05/25/2046 (C)	264,650	266,124
Voya CLO, Ltd.
Series 2018-1A, Class A1,
3-Month LIBOR + 0.95%, 0.00% (D), 04/19/2031 (C) (E)	1,431,000	1,431,000
Westlake Automobile Receivables Trust
Series 2018-1A, Class C,
2.92%, 05/15/2023 (C)	55,000	54,704
Series 2018-1A, Class D,
3.41%, 05/15/2023 (C)	55,000	54,905

Total Asset-Backed Securities (Cost $12,023,990)		11,995,530

CORPORATE DEBT SECURITIES - 16.8%
Aerospace & Defense - 0.6%
Arconic, Inc.
5.13%, 10/01/2024	999,000	1,016,483
5.87%, 02/23/2022	173,000	181,650
5.90%, 02/01/2027	71,000	74,284
Huntington Ingalls Industries, Inc.
5.00%, 11/15/2025 (C)	1,451,000	1,525,364
Northrop Grumman Corp.
2.55%, 10/15/2022	935,000	906,108
2.93%, 01/15/2025	804,000	770,900
4.03%, 10/15/2047	390,000	374,412
Rockwell Collins, Inc.
3.20%, 03/15/2024	399,000	387,825
3.50%, 03/15/2027	683,000	658,955

		5,895,981

Air Freight & Logistics - 0.1%
FedEx Corp.
4.05%, 02/15/2048	822,000	771,776

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	$ 889,000	$ 927,685

Banks - 1.7%
Bank of America Corp.
2.50%, 10/21/2022, MTN	2,974,000	2,856,797
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	464,000	446,085
4.18%, 11/25/2027, MTN	458,000	454,036
Citigroup, Inc.
3.20%, 10/21/2026	595,000	565,610
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	1,568,000	1,559,511
4.30%, 11/20/2026	436,000	436,238
4.60%, 03/09/2026	367,000	376,449
Citizens Bank NA
2.65%, 05/26/2022	358,000	346,900
Citizens Financial Group, Inc.
3.75%, 07/01/2024	188,000	185,843
4.30%, 12/03/2025	1,215,000	1,228,796
4.35%, 08/01/2025	177,000	178,721
First Republic Bank
4.63%, 02/13/2047	776,000	797,395
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	1,058,000	1,028,680
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	1,057,000	1,050,657
Fixed until 07/24/2037, 3.88% (D), 07/24/2038	912,000	886,142
4.13%, 12/15/2026	646,000	649,210
Santander UK PLC
5.00%, 11/07/2023 (C)	2,229,000	2,305,582
SVB Financial Group
5.38%, 09/15/2020	517,000	544,976

		15,897,628

Beverages - 0.3%
Constellation Brands, Inc.
4.25%, 05/01/2023	905,000	927,027
4.75%, 12/01/2025	117,000	123,225
Molson Coors Brewing Co.
3.00%, 07/15/2026	1,344,000	1,244,845

		2,295,097

Biotechnology - 0.0% (F)
Celgene Corp.
2.75%, 02/15/2023	251,000	240,933

Building Products - 0.1%
Masonite International Corp.
5.63%, 03/15/2023 (C)	274,000	281,878
Owens Corning
3.40%, 08/15/2026	233,000	224,404
4.20%, 12/01/2024	584,000	595,959

		1,102,241

Capital Markets - 1.6%
Bank of New York Mellon Corp.
2.45%, 08/17/2026, MTN	152,000	138,450
3.25%, 05/16/2027, MTN	1,208,000	1,166,512
Cboe Global Markets, Inc.
3.65%, 01/12/2027	943,000	918,960
Charles Schwab Corp.
3.00%, 03/10/2025	621,000	602,243
3.20%, 01/25/2028	536,000	514,349

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
E*TRADE Financial Corp.
2.95%, 08/24/2022	$ 913,000	$ 888,767
3.80%, 08/24/2027	982,000	953,491
Goldman Sachs Capital I
6.35%, 02/15/2034	2,229,000	2,656,629
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (D), 09/29/2025	1,043,000	1,004,045
3.50%, 11/16/2026	1,445,000	1,392,167
Lazard Group LLC
4.25%, 11/14/2020	405,000	416,267
Morgan Stanley
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	755,000	730,282
3.95%, 04/23/2027	561,000	546,232
Raymond James Financial, Inc.
3.63%, 09/15/2026	449,000	440,053
4.95%, 07/15/2046	819,000	885,622
5.63%, 04/01/2024	396,000	437,589
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	112,000	110,993
3.63%, 04/01/2025	632,000	636,959

		14,439,610

Chemicals - 0.3%
CF Industries, Inc.
4.50%, 12/01/2026 (C)	801,000	812,795
5.38%, 03/15/2044	784,000	710,735
Sherwin-Williams Co.
2.75%, 06/01/2022	272,000	264,921
3.13%, 06/01/2024	317,000	306,498
3.45%, 06/01/2027	876,000	837,845

		2,932,794

Commercial Services & Supplies - 0.1%
Aramark Services, Inc.
5.00%, 02/01/2028 (C)	707,000	691,976

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	475,000	486,150
Vulcan Materials Co.
4.50%, 04/01/2025	817,000	848,438

		1,334,588

Consumer Finance - 0.6%
Ally Financial, Inc.
8.00%, 12/31/2018	304,000	313,500
American Express Credit Corp.
2.13%, 03/18/2019	2,255,000	2,243,180
Capital One Financial Corp.
3.30%, 10/30/2024	618,000	595,711
General Motors Financial Co., Inc.
3.20%, 07/13/2020	932,000	929,502
Synchrony Financial
4.50%, 07/23/2025	1,079,000	1,079,081

		5,160,974

Containers & Packaging - 0.1%
Ball Corp.
4.38%, 12/15/2020	570,000	579,262

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Distributors - 0.1%
HD Supply, Inc.
5.75%, 04/15/2024 (C)	$ 883,000	$ 930,196

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 01/15/2025	586,000	565,012
3.65%, 07/21/2027	356,000	333,376
LeasePlan Corp. NV
2.50%, 05/16/2018 (C)	1,321,000	1,320,155
Quicken Loans, Inc.
5.25%, 01/15/2028 (C)	737,000	689,095

		2,907,638

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
4.10%, 02/15/2028 (C)	947,000	940,302
4.25%, 03/01/2027	929,000	939,110
5.15%, 11/15/2046 (C)	558,000	570,286
5.25%, 03/01/2037	259,000	273,990
Verizon Communications, Inc.
2.63%, 08/15/2026	2,123,000	1,938,805
4.86%, 08/21/2046	364,000	367,340

		5,029,833

Electric Utilities - 0.8%
Berkshire Hathaway Energy Co.
2.80%, 01/15/2023 (C)	435,000	426,100
Duke Energy Corp.
1.80%, 09/01/2021	360,000	342,666
2.40%, 08/15/2022	399,000	383,145
2.65%, 09/01/2026	890,000	812,255
NextEra Energy Operating Partners, LP
4.25%, 09/15/2024 (C)	120,000	116,400
4.50%, 09/15/2027 (C)	254,000	239,395
PPL Capital Funding, Inc.
3.10%, 05/15/2026	982,000	928,225
PPL WEM, Ltd. / Western Power Distribution, Ltd.
5.38%, 05/01/2021 (C)	2,144,000	2,247,646
Southern Co.
2.95%, 07/01/2023	687,000	667,286
3.25%, 07/01/2026	1,475,000	1,401,587

		7,564,705

Electronic Equipment, Instruments & Components - 0.1%
Trimble, Inc.
4.75%, 12/01/2024	1,237,000	1,288,413

Energy Equipment & Services - 0.2%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	270,000	282,403
5.88%, 03/01/2022	624,000	665,939
NuStar Logistics, LP
5.63%, 04/28/2027 (B)	645,000	625,650

		1,573,992

Equity Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	688,000	684,853
4.50%, 07/30/2029	527,000	534,163
4.60%, 04/01/2022	1,414,000	1,473,049

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
American Tower Corp.
3.30%, 02/15/2021	$ 959,000	$ 958,777
3.38%, 10/15/2026	1,234,000	1,154,641
4.40%, 02/15/2026	591,000	597,226
Crown Castle International Corp.
3.20%, 09/01/2024	611,000	585,822
3.65%, 09/01/2027	862,000	821,338
5.25%, 01/15/2023	808,000	858,622
Digital Realty Trust, LP
3.70%, 08/15/2027	213,000	205,254
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	381,000	392,430
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	244,000	257,039
SL Green Realty Corp.
5.00%, 08/15/2018	304,000	305,280
7.75%, 03/15/2020	1,330,000	1,443,999

		10,272,493

Food & Staples Retailing - 0.5%
CVS Health Corp.
4.10%, 03/25/2025	1,111,000	1,118,832
4.30%, 03/25/2028	1,542,000	1,548,570
4.75%, 12/01/2022	460,000	481,813
5.05%, 03/25/2048	545,000	573,224
Sysco Corp.
2.50%, 07/15/2021	258,000	253,160
3.25%, 07/15/2027	337,000	322,206
3.30%, 07/15/2026	561,000	541,408

		4,839,213

Food Products - 0.4%
McCormick & Co., Inc.
3.15%, 08/15/2024	240,000	232,899
Post Holdings, Inc.
5.00%, 08/15/2026 (C)	196,000	186,200
5.63%, 01/15/2028 (C)	556,000	530,980
5.75%, 03/01/2027 (C)	953,000	948,235
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (C)	1,900,000	1,897,736

		3,796,050

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	227,000	225,785
3.88%, 09/15/2025	141,000	142,425
Becton Dickinson and Co.
2.89%, 06/06/2022	457,000	443,409
3.36%, 06/06/2024	1,014,000	975,974

		1,787,593

Health Care Providers & Services - 0.6%
Aetna, Inc.
2.80%, 06/15/2023	475,000	456,402
Centene Corp.
4.75%, 05/15/2022 - 01/15/2025	556,000	544,087
6.13%, 02/15/2024	160,000	166,512
HCA, Inc.
3.75%, 03/15/2019	511,000	512,942
4.50%, 02/15/2027	575,000	554,875
5.00%, 03/15/2024	654,000	660,540
5.25%, 06/15/2026	494,000	500,422

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
2.38%, 10/15/2022	$ 333,000	$ 320,422
2.95%, 10/15/2027	560,000	532,345
3.38%, 04/15/2027	189,000	185,975
3.45%, 01/15/2027	255,000	252,494
WellCare Health Plans, Inc.
5.25%, 04/01/2025	624,000	626,340

		5,313,356

Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024 (B) (C)	893,000	854,154
4.63%, 01/15/2022 (C)	1,452,000	1,455,630
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	1,615,000	1,612,981
McDonald’s Corp.
3.50%, 03/01/2027, MTN	652,000	642,466
MGM Resorts International
6.00%, 03/15/2023	74,000	77,700
6.63%, 12/15/2021	411,000	441,184
7.75%, 03/15/2022	148,000	164,650

		5,248,765

Household Durables - 0.2%
DR Horton, Inc.
3.75%, 03/01/2019	661,000	664,033
MDC Holdings, Inc.
5.50%, 01/15/2024	569,000	577,535
Toll Brothers Finance Corp.
4.00%, 12/31/2018	262,000	263,624
4.38%, 04/15/2023	99,000	98,134
5.88%, 02/15/2022	334,000	354,040

		1,957,366

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024 (C)	450,000	436,637
3.15%, 08/22/2027 (C)	1,432,000	1,381,657

		1,818,294

IT Services - 0.3%
First Data Corp.
7.00%, 12/01/2023 (C)	905,000	949,979
Total System Services, Inc.
3.80%, 04/01/2021	587,000	593,119
4.80%, 04/01/2026	1,249,000	1,308,492

		2,851,590

Machinery - 0.1%
CNH Industrial Capital LLC
3.63%, 04/15/2018	984,000	984,246

Media - 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (C)	1,156,000	1,083,750
5.25%, 03/15/2021	713,000	718,348
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	358,000	342,689
4.91%, 07/23/2025	1,127,000	1,151,688

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cox Communications, Inc.
3.15%, 08/15/2024 (C)	$ 433,000	$ 415,254
Time Warner, Inc.
3.60%, 07/15/2025	578,000	562,441
UBM PLC
5.75%, 11/03/2020 (C)	471,000	483,318

		4,757,488

Metals & Mining - 0.6%
Anglo American Capital PLC
4.13%, 09/27/2022 (C)	213,000	215,610
4.45%, 09/27/2020 (G)	219,000	223,928
Freeport-McMoRan, Inc.
3.10%, 03/15/2020	264,000	261,043
3.55%, 03/01/2022	996,000	963,630
4.55%, 11/14/2024 (B)	389,000	382,193
5.45%, 03/15/2043	393,000	361,442
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	644,000	663,771
Steel Dynamics, Inc.
4.13%, 09/15/2025	652,000	621,030
5.00%, 12/15/2026	297,000	297,000
Teck Resources, Ltd.
4.50%, 01/15/2021	269,000	270,681
4.75%, 01/15/2022	390,000	394,875
8.50%, 06/01/2024 (C)	775,000	861,180

		5,516,383

Multi-Utilities - 0.2%
Sempra Energy
3-Month LIBOR + 0.50%, 2.21% (D), 01/15/2021	683,000	683,501
3.40%, 02/01/2028	980,000	940,077
3.80%, 02/01/2038	280,000	262,770
4.00%, 02/01/2048	210,000	195,625

		2,081,973

Oil, Gas & Consumable Fuels - 1.2%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
3.50%, 12/01/2022	209,000	205,388
5.25%, 01/15/2025	253,000	257,212
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	297,000	299,760
Continental Resources, Inc.
4.50%, 04/15/2023	987,000	998,104
5.00%, 09/15/2022	643,000	651,841
Enbridge Energy Partners, LP
5.88%, 10/15/2025	586,000	642,681
Energy Transfer Equity, LP
4.25%, 03/15/2023	508,000	492,760
5.50%, 06/01/2027 (B)	327,000	327,817
5.88%, 01/15/2024	458,000	472,885
Energy Transfer Partners, LP
4.15%, 10/01/2020	366,000	371,085
Kinder Morgan Energy Partners, LP
3.50%, 03/01/2021	75,000	74,971
3.95%, 09/01/2022	557,000	561,104
5.00%, 10/01/2021	436,000	454,729
Motiva Enterprises LLC
5.75%, 01/15/2020 (C)	161,000	167,481
MPLX, LP
4.00%, 03/15/2028	453,000	446,438
NGPL PipeCo LLC
4.38%, 08/15/2022 (C)	117,000	116,269
4.88%, 08/15/2027 (C)	252,000	248,220

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66 Partners, LP
3.61%, 02/15/2025	$ 538,000	$ 526,304
3.75%, 03/01/2028	182,000	175,809
4.68%, 02/15/2045	161,000	157,034
Plains All American Pipeline, LP / PAA Finance Corp.
4.50%, 12/15/2026	214,000	212,265
4.65%, 10/15/2025	222,000	223,332
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	967,000	1,004,626
TC PipeLines, LP
3.90%, 05/25/2027	634,000	606,450
Williams Cos., Inc.
3.70%, 01/15/2023	310,000	301,475
Williams Partners, LP
3.60%, 03/15/2022	305,000	303,620
3.75%, 06/15/2027	1,065,000	1,018,179

		11,317,839

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (C)	1,045,000	1,044,730
3.60%, 03/01/2025 (B) (C)	831,000	835,993

		1,880,723

Pharmaceuticals - 0.3%
Allergan Funding SCS
3.00%, 03/12/2020	512,000	509,360
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	86,000	76,171
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023 (B)	490,000	415,169
6.00%, 04/15/2024 (B) (C)	1,291,000	1,253,794
6.75%, 03/01/2028 (B) (C)	507,000	500,981

		2,755,475

Professional Services - 0.7%
IHS Markit, Ltd.
4.00%, 03/01/2026 (C)	1,744,000	1,674,240
4.75%, 02/15/2025 (C)	767,000	778,505
5.00%, 11/01/2022 (C)	94,000	97,525
Verisk Analytics, Inc.
4.13%, 09/12/2022	177,000	182,446
4.88%, 01/15/2019	832,000	845,168
5.50%, 06/15/2045	990,000	1,101,859
5.80%, 05/01/2021	1,531,000	1,640,269

		6,320,012

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	711,000	736,599
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	2,038,000	2,020,168

		2,756,767

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.13%, 01/15/2025	376,000	355,436
3.63%, 01/15/2024	292,000	287,249
3.88%, 01/15/2027	2,272,000	2,209,711

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (C)	$ 855,000	$ 848,587
4.13%, 06/15/2020 - 06/01/2021 (C)	750,000	758,925
4.63%, 06/01/2023 (C)	297,000	302,287
TSMC Global, Ltd.
1.63%, 04/03/2018 (C)	1,459,000	1,459,000

		6,221,195

Software - 0.1%
Cadence Design Systems, Inc.
4.38%, 10/15/2024	954,000	986,681

Textiles, Apparel & Luxury Goods - 0.0% (F)
Tapestry, Inc.
3.00%, 07/15/2022	191,000	184,570
4.13%, 07/15/2027	253,000	248,312

		432,882

Trading Companies & Distributors - 0.1%
Air Lease Corp.
3.25%, 03/01/2025	880,000	839,547

Total Corporate Debt Securities (Cost $159,376,592)		156,301,253

MORTGAGE-BACKED SECURITIES - 1.3%
BAMLL Commercial Mortgage Securities Trust
Series 2013-WBRK, Class A,
3.53% (D), 03/10/2037 (C)	573,000	569,731
Series 2014-FL1, Class D,
1-Month LIBOR + 4.00%, 4.57% (D), 12/15/2031 (C)	100,000	98,436
Series 2014-FL1, Class E,
1-Month LIBOR + 5.50%, 3.57% (D), 12/15/2031 (C)	251,657	241,599
BBCMS Mortgage Trust
Series 2018-TALL, Class A,
1-Month LIBOR + 0.72%, 2.50% (D), 03/15/2037 (C)	2,826,000	2,810,304
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (C)	715,000	753,025
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (C)	324,000	320,516
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class C,
4.14%, 10/15/2034 (C)	458,000	466,243
Series 2017-VICI, Class D,
4.35% (D), 10/15/2034 (C)	495,000	502,258
Series 2017-VICI, Class E,
4.35% (D), 10/15/2034 (C)	650,000	635,974
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 3.53% (D), 07/15/2030 (C)	274,000	273,999
Series 2017-MDRB, Class C,
1-Month LIBOR + 2.50%, 4.28% (D), 07/15/2030 (C)	173,000	172,999
GS Mortgage Securities Trust
Series 2014-GSFL, Class E,
1-Month LIBOR + 5.95%, 5.01% (D), 07/15/2031 (C)	300,000	300,718

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class E,
1-Month LIBOR + 4.40%, 6.18% (D), 08/15/2032 (C)	$ 458,000	$ 459,726
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class E,
5.66% (D), 11/15/2043 (C)	314,000	311,906
Series 2015-UES, Class E,
3.62% (D), 09/05/2032 (C)	236,000	233,004
Series 2016-WIKI, Class C,
3.55%, 10/05/2031 (C)	96,000	95,154
Series 2016-WIKI, Class D,
4.01% (D), 10/05/2031 (C)	146,000	144,320
MSSG Trust
Series 2017-237P, Class A,
3.40%, 09/13/2039 (C)	399,000	392,965
Starwood Retail Property Trust
Series 2014-STAR, Class D,
1-Month LIBOR + 3.25%, 5.03% (D), 11/15/2027 (C)	311,000	300,558
Series 2014-STAR, Class E,
1-Month LIBOR + 4.15%, 5.93% (D), 11/15/2027 (C)	185,000	172,191
Station Place Securitization Trust
Series 2017-3, Class A,
1-Month LIBOR + 1.00%, 2.60% (D), 07/24/2018 (C) (H)	921,000	921,084
Series 2017-LD1, Class A,
1-Month LIBOR + 0.80%, 2.67% (D), 11/25/2050 (C) (H)	1,110,000	1,108,908
Series 2017-LD1, Class B,
1-Month LIBOR + 1.00%, 2.87% (D), 11/25/2050 (C) (H)	220,000	219,705
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ,
5.41% (D), 12/15/2043	364,676	368,412
Series 2007-C34, Class AJ,
6.13% (D), 05/15/2046	124,925	126,487

Total Mortgage-Backed Securities (Cost $12,092,921)		12,000,222

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.8%
Federal Home Loan Mortgage Corp.
3.00%, 01/01/2045 - 12/01/2046	3,860,366	3,772,133
3.50%, 02/01/2043 - 12/01/2047	7,730,212	7,777,807
3.50%, 01/01/2048 - 02/01/2048 (E)	2,509,141	2,526,793
4.00%, 08/01/2047	811,589	834,589
4.00%, 02/01/2048 - 04/01/2048 (E)	1,226,737	1,264,115
5.00%, 03/01/2042	221,340	240,694
5.50%, 10/01/2036 - 09/01/2041	866,397	952,996
6.00%, 04/01/2040	109,390	125,198
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 3.60%, 5.47% (D), 04/25/2024	848,000	950,217
1-Month LIBOR + 4.50%, 6.37% (D), 02/25/2024	1,146,000	1,331,773
Federal National Mortgage Association
3.00%, 02/01/2043 - 02/01/2057	8,202,587	8,018,530
3.50%, 10/01/2042 - 08/01/2056	14,488,872	14,568,467
3.50%, 12/01/2047 - 01/01/2048 (E)	889,031	893,885
4.00%, 08/01/2046 - 01/01/2048	6,606,951	6,812,908

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 11/01/2047 - 03/01/2048 (E)	$ 4,906,273	$ 5,054,349
4.00%, TBA (E)	7,236,000	7,412,863
4.50%, 06/01/2042 - 11/01/2047	9,577,709	10,137,251
4.50%, TBA (E)	5,244,000	5,490,939
5.00%, 05/01/2041 - 07/01/2044	1,171,114	1,277,149
5.00%, TBA (E)	2,806,000	2,993,557
5.50%, 03/01/2040 - 06/01/2041	332,788	368,600
6.00%, 02/01/2037	4,920	5,624
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.60%, 4.47% (D), 05/25/2024	360,952	384,642
1-Month LIBOR + 3.00%, 4.87% (D), 07/25/2024	1,131,469	1,209,749
FREMF Mortgage Trust
Series 2010-KSCT, Class B,
2.00%, 01/25/2020 (C) (H)	126,183	118,476
Government National Mortgage Association
3.00%, 02/20/2048	971,589	956,528
4.00%, 01/15/2045 - 12/15/2047	3,007,231	3,112,798
4.50%, 10/20/2041 - 08/15/2046	2,106,920	2,239,246

Total U.S. Government Agency Obligations (Cost $92,738,335)		90,831,876

U.S. GOVERNMENT OBLIGATIONS - 11.5%
U.S. Treasury - 11.5%
U.S. Treasury Bond
2.75%, 08/15/2047 - 11/15/2047	12,999,000	12,426,307
3.00%, 05/15/2047 - 02/15/2048	10,731,000	10,791,268
U.S. Treasury Note
1.25%, 06/30/2019	9,848,000	9,734,132
1.38%, 07/31/2019 - 09/30/2019	4,332,000	4,276,623
1.50%, 10/31/2019	4,616,000	4,562,087
1.63%, 10/15/2020	1,426,000	1,400,321
1.75%, 11/30/2019	18,408,000	18,256,278
1.75%, 11/15/2020 (B)	6,121,000	6,025,598
1.88%, 12/31/2019 - 09/30/2022	2,745,000	2,702,018
2.00%, 01/31/2020 - 11/15/2026	8,202,000	8,034,882
2.13%, 12/31/2022 - 09/30/2024	1,274,000	1,239,071
2.25%, 02/29/2020 (B)	11,528,000	11,522,596
2.25%, 02/15/2021 - 11/15/2027	12,257,000	11,824,692
2.38%, 01/31/2023	404,000	400,686
2.63%, 02/28/2023	1,338,000	1,342,077
2.75%, 02/28/2025 - 02/15/2028	1,972,000	1,973,254

Total U.S. Government Obligations (Cost $107,126,945)		106,511,890

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.3%
U.S. Treasury Bill
1.79% (I), 01/03/2019	902,667	887,993
1.95% (I), 01/03/2019	902,667	887,993
1.97% (I), 01/03/2019	902,667	887,992
2.03% (I), 02/28/2019	271,000	266,045

Total Short-Term U.S. Government Obligations (Cost $2,933,846)		2,930,023

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (I)	22,286,604	$ 22,286,604

Total Securities Lending Collateral (Cost $22,286,604)		22,286,604

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 0.74% (I), dated 03/29/2018, to be repurchased at $35,443,201 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $36,153,355.	$ 35,440,287	35,440,287

Total Repurchase Agreement (Cost $35,440,287)		35,440,287

Total Investments (Cost $864,223,918)		982,450,156
Net Other Assets (Liabilities) - (5.7)%		(52,745,907)

Net Assets - 100.0%		$ 929,704,249

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$538,627,549	$—	$—	$538,627,549
Master Limited Partnership	5,524,922	—	—	5,524,922
Asset-Backed Securities	—	11,995,530	—	11,995,530
Corporate Debt Securities	—	156,301,253	—	156,301,253
Mortgage-Backed Securities	—	12,000,222	—	12,000,222
U.S. Government Agency Obligations	—	90,831,876	—	90,831,876
U.S. Government Obligations	—	106,511,890	—	106,511,890
Short-Term U.S. Government Obligations	—	2,930,023	—	2,930,023
Securities Lending Collateral	22,286,604	—	—	22,286,604
Repurchase Agreement	—	35,440,287	—	35,440,287

Total Investments	$566,439,075	$416,011,081	$—	$982,450,156

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,826,258. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $54,964,027, representing 5.9% of the Portfolio’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the value of the Regulation S security is $223,928, representing less than 0.1% of the Portfolio’s net assets.
(H)	Illiquid security. At March 31, 2018, the value of such securities amounted to $2,368,173 or 0.3% of the Portfolio’s net assets.
(I)	Rates disclosed reflect the yields at March 31, 2018.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 2.6%
Harris Corp.	49,110	$ 7,920,461
Teledyne Technologies, Inc. (A)	79,629	14,904,160

		22,824,621

Airlines - 1.0%
Ryanair Holdings PLC, ADR (A)	75,817	9,314,118

Banks - 0.6%
SVB Financial Group (A)	21,985	5,276,620

Biotechnology - 3.0%
ACADIA Pharmaceuticals, Inc. (A) (B)	126,075	2,832,905
Alkermes PLC (A)	76,933	4,459,037
BeiGene, Ltd., ADR (A) (B)	10,133	1,702,344
Celgene Corp. (A)	63,424	5,658,055
DBV Technologies SA, ADR (A)	56,444	1,302,163
Neurocrine Biosciences, Inc. (A)	96,979	8,042,468
Puma Biotechnology, Inc. (A)	37,457	2,548,949

		26,545,921

Building Products - 1.1%
A.O. Smith Corp.	149,899	9,532,077

Capital Markets - 5.2%
LPL Financial Holdings, Inc.	265,118	16,190,756
MSCI, Inc.	40,397	6,038,140
TD Ameritrade Holding Corp.	414,787	24,567,834

		46,796,730

Commercial Services & Supplies - 3.5%
Cimpress NV (A)	100,893	15,608,147
Edenred	227,553	7,914,872
Ritchie Bros Auctioneers, Inc.	260,683	8,203,694

		31,726,713

Consumer Finance - 0.6%
Synchrony Financial	157,004	5,264,344

Containers & Packaging - 1.4%
Sealed Air Corp.	302,772	12,955,614

Diversified Consumer Services - 1.5%
ServiceMaster Global Holdings, Inc. (A)	271,484	13,804,961

Electrical Equipment - 3.2%
AMETEK, Inc.	67,036	5,092,725
Sensata Technologies Holding PLC (A)	459,588	23,820,446

		28,913,171

Electronic Equipment, Instruments & Components - 6.5%
Belden, Inc.	97,711	6,736,196
Dolby Laboratories, Inc., Class A	97,239	6,180,511
Flex, Ltd. (A)	607,896	9,926,942
National Instruments Corp.	304,999	15,423,799
TE Connectivity, Ltd.	201,368	20,116,663

		58,384,111

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 3.5%
Crown Castle International Corp.	153,132	$ 16,784,798
Lamar Advertising Co., Class A	233,160	14,842,966

		31,627,764

Health Care Equipment & Supplies - 7.7%
Boston Scientific Corp. (A)	557,143	15,221,147
Cooper Cos., Inc.	41,584	9,514,835
DexCom, Inc. (A) (B)	71,403	5,295,247
ICU Medical, Inc. (A)	30,333	7,656,049
STERIS PLC	144,712	13,510,312
Teleflex, Inc.	28,499	7,266,675
Varian Medical Systems, Inc. (A)	87,914	10,782,652

		69,246,917

Health Care Providers & Services - 0.5%
Henry Schein, Inc. (A)	69,851	4,694,686

Health Care Technology - 1.6%
athenahealth, Inc. (A)	97,562	13,954,293

Hotels, Restaurants & Leisure - 2.1%
Dunkin’ Brands Group, Inc. (B)	172,360	10,288,168
Norwegian Cruise Line Holdings, Ltd. (A)	158,784	8,410,789

		18,698,957

Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	83,719	8,741,101

Insurance - 2.9%
Aon PLC	109,868	15,417,776
Intact Financial Corp.	101,645	7,637,872
WR Berkley Corp.	39,104	2,842,861

		25,898,509

Internet & Direct Marketing Retail - 0.3%
Wayfair, Inc., Class A (A) (B)	34,898	2,356,662

Internet Software & Services - 1.0%
Dropbox, Inc. (A) (C) (D) (E)	282,250	8,820,313

IT Services - 9.6%
Amdocs, Ltd.	215,540	14,380,829
Broadridge Financial Solutions, Inc.	112,346	12,323,233
Euronet Worldwide, Inc. (A)	35,517	2,803,002
Fidelity National Information Services, Inc.	125,466	12,082,376
Gartner, Inc. (A)	59,886	7,043,791
Global Payments, Inc.	112,567	12,553,472
Jack Henry & Associates, Inc.	50,337	6,088,260
WEX, Inc. (A)	119,433	18,705,596

		85,980,559

Leisure Products - 0.6%
Polaris Industries, Inc. (B)	47,479	5,437,295

Life Sciences Tools & Services - 4.3%
IQVIA Holdings, Inc. (A)	107,098	10,507,385
PerkinElmer, Inc.	197,751	14,973,706
Waters Corp. (A)	65,117	12,935,492

		38,416,583

Machinery - 2.3%
Middleby Corp. (A)	40,147	4,969,797

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Rexnord Corp. (A)	352,032	$ 10,448,310
Wabtec Corp. (B)	59,046	4,806,344

		20,224,451

Media - 0.9%
Omnicom Group, Inc. (B)	112,364	8,165,492

Oil, Gas & Consumable Fuels - 0.4%
World Fuel Services Corp.	138,536	3,401,059

Professional Services - 4.4%
CoStar Group, Inc. (A)	44,590	16,171,901
IHS Markit, Ltd. (A)	120,312	5,803,851
Verisk Analytics, Inc. (A)	164,316	17,088,864

		39,064,616

Road & Rail - 1.6%
Canadian Pacific Railway, Ltd.	23,399	4,129,924
Old Dominion Freight Line, Inc.	68,617	10,084,640

		14,214,564

Semiconductors & Semiconductor Equipment - 8.7%
KLA-Tencor Corp.	117,174	12,773,137
Lam Research Corp.	64,211	13,045,107
Microchip Technology, Inc. (B)	194,122	17,734,986
ON Semiconductor Corp. (A)	812,230	19,867,146
Xilinx, Inc.	203,826	14,724,390

		78,144,766

Software - 9.4%
Atlassian Corp. PLC, Class A (A)	290,656	15,672,172
Constellation Software, Inc.	28,133	19,088,339
Intuit, Inc.	36,810	6,381,014
Nice, Ltd., ADR (B)	161,756	15,193,741
SS&C Technologies Holdings, Inc.	357,285	19,164,767
Ultimate Software Group, Inc. (A)	36,392	8,868,730

		84,368,763

Specialty Retail - 1.0%
Tractor Supply Co.	62,522	3,940,137
Williams-Sonoma, Inc. (B)	86,866	4,583,050

		8,523,187

Textiles, Apparel & Luxury Goods - 2.8%
Carter’s, Inc.	61,954	6,449,412
Gildan Activewear, Inc.	404,324	11,680,920
Lululemon Athletica, Inc. (A)	75,032	6,686,852

		24,817,184

Trading Companies & Distributors - 0.7%
Ferguson PLC	79,537	5,981,968

Total Common Stocks (Cost $631,020,424)		872,118,690

CONVERTIBLE PREFERRED STOCKS - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Belden, Inc.,
6.75%	8,000	747,520

Internet Software & Services - 0.1%
Dropbox, Inc.,
0.00% (C) (E)	27,967	873,969

Total Convertible Preferred Stocks (Cost $1,179,619)		1,621,489

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (F)	51,206,156	$ 51,206,156

Total Securities Lending Collateral (Cost $51,206,156)		51,206,156

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.74% (F), dated 03/29/2018, to be repurchased at $20,620,004 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $21,031,231.	$ 20,618,309	20,618,309

Total Repurchase Agreement (Cost $20,618,309)		20,618,309

Total Investments (Cost $704,024,508)		945,564,644
Net Other Assets (Liabilities) - (5.7)%		(51,220,410)

Net Assets - 100.0%		$ 894,344,234

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G) (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$849,401,537	$22,717,153	$—	$872,118,690
Convertible Preferred Stocks	747,520	873,969	—	1,621,489
Securities Lending Collateral	51,206,156	—	—	51,206,156
Repurchase Agreement	—	20,618,309	—	20,618,309

Total Investments	$901,355,213	$44,209,431	$—	$945,564,644

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (E)	$—	$—	$—	$8,820,313
Convertible Preferred Stocks (E)	—	—	—	873,969

Total	$—	$—	$—	$9,694,282

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $50,117,200. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the total value of securities is $9,694,282, representing 1.1% of the Portfolio’s net assets.
(D)	Illiquid security. At March 31, 2018, the value of such securities amounted to $8,820,313 or 1.0% of the Portfolio’s net assets.
(E)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(F)	Rates disclosed reflect the yields at March 31, 2018.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	For the year ended December 31, 2017, the valuation technique changed for certain investments in Common Stocks and Convertible Preferred Stocks with a total value of $9,694,282 from using a recent market transaction to utilizing a vendor price. This is considered to be a more relevant measure of fair value as of March 31, 2018.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 3.1%
Boeing Co.	112,455	$ 36,871,745

Air Freight & Logistics - 2.0%
FedEx Corp.	100,113	24,038,132

Automobiles - 1.1%
Tesla, Inc. (A)	50,973	13,565,445

Banks - 3.3%
JPMorgan Chase & Co.	246,076	27,060,978
PNC Financial Services Group, Inc.	80,599	12,189,793

		39,250,771

Beverages - 1.1%
Monster Beverage Corp. (A)	227,339	13,006,064

Biotechnology - 5.0%
AbbVie, Inc.	90,973	8,610,594
Alexion Pharmaceuticals, Inc. (A)	107,624	11,995,771
BioMarin Pharmaceutical, Inc. (A)	135,611	10,993,984
Celgene Corp. (A)	146,882	13,103,343
Vertex Pharmaceuticals, Inc. (A)	91,261	14,873,718

		59,577,410

Capital Markets - 1.8%
Goldman Sachs Group, Inc.	86,789	21,858,678

Chemicals - 0.9%
Albemarle Corp.	117,089	10,858,834

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	110,918	20,900,279

Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	80,603	17,249,042

Hotels, Restaurants & Leisure - 3.5%
Marriott International, Inc., Class A	179,488	24,406,778
McDonald’s Corp.	116,511	18,219,990

		42,626,768

Internet & Direct Marketing Retail - 11.0%
Amazon.com, Inc. (A)	46,550	67,373,677
Booking Holdings, Inc. (A)	8,082	16,813,712
Netflix, Inc. (A)	160,312	47,348,149

		131,535,538

Internet Software & Services - 14.6%
Alibaba Group Holding, Ltd., ADR (A)	261,475	47,991,121
Alphabet, Inc., Class A (A)	23,804	24,688,081
Alphabet, Inc., Class C (A)	23,771	24,526,680
Facebook, Inc., Class A (A)	226,053	36,121,009
Tencent Holdings, Ltd.	786,035	42,193,996

		175,520,887

IT Services - 10.0%
FleetCor Technologies, Inc. (A)	76,607	15,512,917
Mastercard, Inc., Class A	225,547	39,506,813
PayPal Holdings, Inc. (A)	249,265	18,911,736

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Square, Inc., Class A (A)	174,230	$ 8,572,116
Visa, Inc., Class A	315,389	37,726,832

		120,230,414

Life Sciences Tools & Services - 1.2%
Illumina, Inc. (A)	61,059	14,435,569

Machinery - 2.8%
Caterpillar, Inc.	123,984	18,272,762
Parker-Hannifin Corp.	87,506	14,966,151

		33,238,913

Media - 1.2%
Charter Communications, Inc., Class A (A)	44,963	13,993,385

Oil, Gas & Consumable Fuels - 1.3%
Concho Resources, Inc. (A)	105,046	15,791,565

Personal Products - 1.8%
Estee Lauder Cos., Inc., Class A	147,282	22,051,061

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	356,657	22,558,555

Semiconductors & Semiconductor Equipment - 5.6%
Broadcom, Ltd.	102,087	24,056,802
NVIDIA Corp.	111,354	25,788,473
Texas Instruments, Inc.	166,551	17,302,983

		67,148,258

Software - 14.6%
Activision Blizzard, Inc.	245,565	16,565,815
Adobe Systems, Inc. (A)	155,353	33,568,676
Microsoft Corp.	518,167	47,293,102
Red Hat, Inc. (A)	139,207	20,812,839
salesforce.com, Inc. (A)	265,143	30,836,131
Splunk, Inc. (A)	131,890	12,976,657
Workday, Inc., Class A (A)	104,174	13,241,557

		175,294,777

Specialty Retail - 1.8%
Home Depot, Inc.	122,488	21,832,261

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	305,453	51,248,904

Textiles, Apparel & Luxury Goods - 2.5%
Kering SA, ADR	389,380	18,727,231
NIKE, Inc., Class B	168,411	11,189,227

		29,916,458

Total Common Stocks (Cost $860,168,960)		1,194,599,713

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $5,161,602 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $5,265,294.

	$ 5,161,178	$ 5,161,178

Total Repurchase Agreement (Cost $5,161,178)		5,161,178

Total Investments (Cost $865,330,138)		1,199,760,891
Net Other Assets (Liabilities) - 0.1%		1,444,350

Net Assets - 100.0%		$ 1,201,205,241

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,152,405,717	$42,193,996	$—	$1,194,599,713
Repurchase Agreement	—	5,161,178	—	5,161,178

Total Investments	$1,152,405,717	$47,355,174	$—	$1,199,760,891

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at March 31, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Fund - 6.0%
Transamerica Unconstrained Bond (A)	8,424,352	$ 85,001,709

International Equity Funds - 13.2%
Transamerica Developing Markets Equity (A)	3,269,384	41,913,503
Transamerica International Equity (A)	4,101,638	79,735,847
Transamerica International Growth (A)	4,996,877	44,472,202
Transamerica International Small Cap Value (A)	1,562,522	22,140,939

		188,262,491

U.S. Equity Funds - 23.8%
Transamerica Jennison Growth VP (B)	2,864,177	32,164,704
Transamerica JPMorgan Enhanced Index VP (B)	6,564,560	140,022,057
Transamerica JPMorgan Mid Cap Value VP (B)	1,311,927	21,764,866
Transamerica Large Cap Value (A)	5,180,418	62,424,038
Transamerica Mid Cap Value Opportunities (A)	1,925,030	22,080,090
Transamerica T. Rowe Price Small Cap VP (B)	1,867,518	29,712,209
Transamerica WMC US Growth VP (B)	1,073,673	32,306,814

		340,474,778

U.S. Fixed Income Funds - 38.8%
Transamerica Core Bond (A)	15,659,492	152,836,647
Transamerica Floating Rate (A)	4,342,259	43,205,476
Transamerica High Yield Bond (A)	1,542,847	14,086,195
Transamerica Intermediate Bond (A)	34,577,300	344,389,909

		554,518,227

U.S. Mixed Allocation Fund - 16.2%
Transamerica PIMCO Total Return VP (B)	20,260,431	231,171,521

Total Investment Companies (Cost $1,353,872,082)		1,399,428,726

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note 1.13%, 01/31/2019 (C)	$ 9,340,000	9,265,572

Total U.S. Government Obligation (Cost $9,270,036)		9,265,572

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.74% (D), dated 03/29/2018, to be repurchased at $5,930,150 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $6,053,164.	5,929,662	5,929,662

Total Repurchase Agreement (Cost $5,929,662)		5,929,662

Value
Total Investments (Cost $1,369,071,780)	$ 1,414,623,960
Net Other Assets (Liabilities) - 0.9%	12,727,638

Net Assets - 100.0%	$ 1,427,351,598

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(1,645)	06/29/2018	$(187,390,664)	$(188,288,243)	$—	$(897,579)
CAD Currency	Long	136	06/19/2018	10,606,640	10,557,000	—	(49,640)
EURO STOXX 50®	Short	(354)	06/15/2018	(14,509,140)	(14,291,353)	217,787	—
FTSE 100 Index	Short	(145)	06/15/2018	(14,486,308)	(14,227,234)	259,074	—
MSCI EAFE	Short	(660)	06/15/2018	(65,356,846)	(66,019,800)	—	(662,954)
MSCI Emerging Markets	Long	621	06/15/2018	38,095,096	36,881,190	—	(1,213,906)
Russell 2000® E-Mini	Long	238	06/15/2018	19,002,036	18,221,280	—	(780,756)
S&P 500® E-Mini	Long	233	06/15/2018	32,172,498	30,790,950	—	(1,381,548)
TOPIX Index	Long	183	06/07/2018	29,124,451	29,521,122	396,671	—
U.S. Treasury Bond	Long	304	06/20/2018	46,971,605	48,782,500	1,810,895	—

Total						$2,684,427	$(4,986,383)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,399,428,726	$—	$—	$1,399,428,726
U.S. Government Obligation	—	9,265,572	—	9,265,572
Repurchase Agreement	—	5,929,662	—	5,929,662

Total Investments	$1,399,428,726	$15,195,234	$—	$1,414,623,960

Other Financial Instruments
Futures Contracts (F)	$2,684,427	$—	$—	$2,684,427

Total Other Financial Instruments	$2,684,427	$—	$—	$2,684,427

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(4,986,383)	$—	$—	$(4,986,383)

Total Other Financial Instruments	$(4,986,383)	$—	$—	$(4,986,383)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $8,278,501.
(D)	Rate disclosed reflects the yield at March 31, 2018.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.2%
International Alternative Fund - 3.0%
Transamerica Unconstrained Bond (A)	2,998,428	$ 30,254,143

International Equity Funds - 33.9%
Transamerica Developing Markets Equity (A)	7,096,414	90,976,034
Transamerica International Equity (A)	6,313,594	122,736,265
Transamerica International Growth (A)	11,470,626	102,088,569
Transamerica International Small Cap Value (A)	2,133,619	30,233,375

		346,034,243

U.S. Alternative Fund - 0.1%
Transamerica Clarion Global Real Estate Securities VP (B)	33,384	420,637

U.S. Equity Funds - 54.3%
Transamerica Janus Mid-Cap Growth VP (B)	420,641	14,352,268
Transamerica Jennison Growth VP (B)	7,838,522	88,026,601
Transamerica JPMorgan Enhanced Index VP (B)	5,550,131	118,384,294
Transamerica JPMorgan Mid Cap Value VP (B)	522,072	8,661,167
Transamerica Large Cap Value (A)	12,841,499	154,740,061
Transamerica Mid Cap Growth (A)	693,685	10,106,998
Transamerica Mid Cap Value Opportunities (A)	1,566,229	17,964,641
Transamerica Small Cap Value (A)	1,790,747	20,127,997
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F)	3,075	1,911
Transamerica T. Rowe Price Small Cap VP (B)	2,058,098	32,744,339
Transamerica WMC US Growth VP (B)	2,962,408	89,138,844

		554,249,121

U.S. Fixed Income Funds - 5.9%
Transamerica Floating Rate (A)	3,042,966	30,277,509
Transamerica High Yield Bond (A)	3,320,327	30,314,586

		60,592,095

Total Investment Companies (Cost $871,573,012)		991,550,239

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.3%
U.S. Treasury - 1.3%
U.S. Treasury Note 1.13%, 01/31/2019 (G)	$ 12,490,000	12,390,470

Total U.S. Government Obligation (Cost $12,395,299)		12,390,470

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 0.74% (H), dated 03/29/2018, to be repurchased at $2,454,502 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $2,505,382.

	$ 2,454,300	$ 2,454,300

Total Repurchase Agreement (Cost $2,454,300)		2,454,300

Total Investments (Cost $886,422,611)		1,006,395,009
Net Other Assets (Liabilities) - 1.3%		13,730,200

Net Assets - 100.0%		$ 1,020,125,209

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(369)	06/29/2018	$(42,030,669)	$(42,236,086)	$—	$(205,417)
CAD Currency	Long	272	06/19/2018	21,213,280	21,114,000	—	(99,280)
EURO STOXX 50®	Short	(258)	06/15/2018	(10,574,459)	(10,415,732)	158,727	—
FTSE 100 Index	Short	(104)	06/15/2018	(10,390,176)	(10,204,361)	185,815	—
MSCI EAFE Index	Long	233	06/15/2018	23,728,553	23,306,990	—	(421,563)
MSCI Emerging Markets	Long	453	06/15/2018	27,789,180	26,903,670	—	(885,510)
Russell 2000® E-Mini	Long	566	06/15/2018	45,299,664	43,332,960	—	(1,966,704)
S&P 500® E-Mini	Long	613	06/15/2018	85,481,029	81,007,950	—	(4,473,079)
TOPIX Index	Long	132	06/07/2018	21,007,617	21,293,924	286,307	—

Total						$630,849	$(8,051,553)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$991,548,328	$—	$—	$991,548,328
U.S. Government Obligation	—	12,390,470	—	12,390,470
Repurchase Agreement	—	2,454,300	—	2,454,300

Total	$991,548,328	$14,844,770	$—	$1,006,393,098

Investment Companies Measured at Net Asset Value (J)				1,911

Total Investments				$1,006,395,009

Other Financial Instruments
Futures Contracts (K)	$630,849	$—	$—	$630,849

Total Other Financial Instruments	$630,849	$—	$—	$630,849

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(8,051,553)	$—	$—	$(8,051,553)

Total Other Financial Instruments	$(8,051,553)	$—	$—	$(8,051,553)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Issuer is affiliated with the Portfolio’s investment manager.
(E)	Illiquid security. At March 31, 2018, the value of such securities amounted to $1,911 or less than 0.1% of the Portfolio’s net assets.
(F)	Restricted security. At March 31, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,911	0.0%(L)

(G)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $11,209,953.
(H)	Rate disclosed reflects the yield at March 31, 2018.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(L)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.1%
International Alternative Funds - 4.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	70,452	$ 368,711
Transamerica Unconstrained Bond (E)	21,371,464	215,638,074

		216,006,785

International Equity Funds - 24.2%
Transamerica Developing Markets Equity (E)	20,798,766	266,640,182
Transamerica International Equity (E)	25,590,618	497,481,609
Transamerica International Growth (E)	41,427,134	368,701,495
Transamerica International Small Cap Value (E)	9,112,213	129,120,061

		1,261,943,347

U.S. Alternative Fund - 1.0%
Transamerica Clarion Global Real Estate Securities VP (F)	4,175,559	52,612,038

U.S. Equity Funds - 46.6%
Transamerica Janus Mid-Cap Growth VP (F)	2,537,636	86,584,131
Transamerica Jennison Growth VP (F)	22,519,771	252,897,031
Transamerica JPMorgan Enhanced Index VP (F)	40,445,092	862,693,823
Transamerica JPMorgan Mid Cap Value VP (F)	5,561,242	92,261,006
Transamerica Large Cap Value (E)	41,130,839	495,626,610
Transamerica Mid Cap Growth (E)	5,957,584	86,802,003
Transamerica Mid Cap Value Opportunities (E)	7,101,935	81,459,192
Transamerica Small Cap Value (E)	6,965,565	78,292,946
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	16,244	10,094
Transamerica T. Rowe Price Small Cap VP (F)	8,893,507	141,495,700
Transamerica WMC US Growth VP (F)	8,485,868	255,339,777

		2,433,462,313

U.S. Fixed Income Funds - 14.5%
Transamerica Core Bond (E)	12,780,380	124,736,507
Transamerica Floating Rate (E)	10,909,366	108,548,190
Transamerica High Yield Bond (E)	21,696,273	198,086,977

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Intermediate Bond (E)	32,475,601	$ 323,456,984

		754,828,658

U.S. Mixed Allocation Fund - 5.7%
Transamerica PIMCO Total Return VP (F)	26,097,627	297,773,925

Total Investment Companies (Cost $4,493,904,216)		5,016,627,066

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Note
1.13%, 01/31/2019 (G)	$ 48,543,000	48,156,173

Total U.S. Government Obligation (Cost $48,172,618)		48,156,173

REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 0.74% (H), dated 03/29/2018, to be repurchased at $110,985,133 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation and a U.S Government Obligation, 2.15% - 3.63%, due 02/14/2020 - 02/15/2020, and with a total value of $113,197,292.	110,976,008	110,976,008

Total Repurchase Agreement (Cost $110,976,008)		110,976,008

Total Investments (Cost $4,653,052,842)		5,175,759,247
Net Other Assets (Liabilities) - 0.8%		43,891,798

Net Assets - 100.0%		$ 5,219,651,045

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(7,420)	06/29/2018	$(845,211,176)	$(849,300,160)	$—	$(4,088,984)
CAD Currency	Long	970	06/19/2018	75,650,300	75,296,250	—	(354,050)
EURO STOXX 50®	Short	(1,310)	06/15/2018	(53,692,006)	(52,886,081)	805,925	—
FTSE 100 Index	Short	(532)	06/15/2018	(53,149,771)	(52,199,232)	950,539	—
MSCI EAFE	Short	(1,063)	06/15/2018	(105,437,760)	(106,331,890)	—	(894,130)
MSCI Emerging Markets	Long	2,248	06/15/2018	137,903,023	133,508,720	—	(4,394,303)
Russell 2000® E-Mini	Long	924	06/15/2018	73,880,761	70,741,440	—	(3,139,321)
S&P 500® E-Mini	Long	1,664	06/15/2018	232,039,858	219,897,600	—	(12,142,258)
TOPIX Index	Long	672	06/07/2018	106,957,727	108,405,432	1,447,705	—
U.S. Treasury Bond	Long	1,161	06/20/2018	178,821,389	186,304,219	7,482,830	—

Total						$10,686,999	$(25,013,046)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,016,248,261	$—	$—	$5,016,248,261
U.S. Government Obligation	—	48,156,173	—	48,156,173
Repurchase Agreement	—	110,976,008	—	110,976,008

Total	$5,016,248,261	$159,132,181	$—	$5,175,380,442

Investment Companies Measured at Net Asset Value (J)				378,805

Total Investments				$5,175,759,247

Other Financial Instruments
Futures Contracts (K)	$10,686,999	$—	$—	$10,686,999

Total Other Financial Instruments	$10,686,999	$—	$—	$10,686,999

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(25,013,046)	$—	$—	$(25,013,046)

Total Other Financial Instruments	$(25,013,046)	$—	$—	$(25,013,046)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Portfolio’s investment manager.
(C)	Illiquid security. At March 31, 2018, the value of such securities amounted to $378,805 or less than 0.1% of the Portfolio’s net assets.
(D)	Restricted securities. At March 31, 2018, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$368,711	0.0	%(L)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	10,094	0.0	(L)

Total			$887,276	$378,805	0.0	%(L)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(G)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $33,399,708.
(H)	Rate disclosed reflects the yield at March 31, 2018.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(L)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.6%
International Alternative Funds - 5.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	36,728	$ 192,215
Transamerica Unconstrained Bond (E)	31,643,940	319,287,352

		319,479,567

International Equity Funds - 17.9%
Transamerica Developing Markets Equity (E)	19,675,607	252,241,279
Transamerica International Equity (E)	22,985,420	446,836,571
Transamerica International Growth (E)	34,695,351	308,788,621
Transamerica International Small Cap Value (E)	8,013,185	113,546,826

		1,121,413,297

U.S. Equity Funds - 35.7%
Transamerica Janus Mid-Cap Growth VP (F)	2,922,874	99,728,462
Transamerica Jennison Growth VP (F)	22,324,773	250,707,205
Transamerica JPMorgan Enhanced Index VP (F)	34,733,585	740,867,362
Transamerica JPMorgan Mid Cap Value VP (F)	3,489,327	57,887,935
Transamerica Large Cap Value (E)	40,402,911	486,855,073
Transamerica Mid Cap Growth (E)	4,445,461	64,770,372
Transamerica Mid Cap Value Opportunities (E)	8,215,217	94,228,542
Transamerica Small Cap Value (E)	5,329,173	59,899,900
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,959	3,703
Transamerica T. Rowe Price Small Cap VP (F)	7,964,927	126,721,993
Transamerica WMC US Growth VP (F)	8,371,612	251,901,801

		2,233,572,348

U.S. Fixed Income Funds - 27.0%
Transamerica Core Bond (E)	38,935,183	380,007,383
Transamerica Floating Rate (E)	15,947,987	158,682,476
Transamerica High Yield Bond (E)	22,395,798	204,473,637
Transamerica Intermediate Bond (E)	95,291,291	949,101,259

		1,692,264,755

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 10.9%
Transamerica PIMCO Total Return VP (F)	60,038,099	$ 685,034,705

Total Investment Companies (Cost $5,642,335,161)		6,051,764,672

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury - 0.8%
U.S. Treasury Note
1.13%, 01/31/2019 (G)	$ 51,046,000	50,639,227

Total U.S. Government Obligation (Cost $50,655,479)		50,639,227

REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.74% (H), dated 03/29/2018, to be repurchased at $109,181,762 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $111,358,672.	109,172,786	109,172,786

Total Repurchase Agreement (Cost $109,172,786)		109,172,786

Total Investments (Cost $5,802,163,426)		6,211,576,685
Net Other Assets (Liabilities) - 0.9%		54,685,399

Net Assets - 100.0%		$ 6,266,262,084

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(8,273)	06/29/2018	$(942,383,447)	$(946,935,340)	$—	$(4,551,893)
CAD Currency	Long	779	06/19/2018	60,754,210	60,469,875	—	(284,335)
EURO STOXX 50®	Short	(1,552)	06/15/2018	(63,610,681)	(62,655,876)	954,805	—
FTSE 100 Index	Short	(629)	06/15/2018	(62,840,610)	(61,716,761)	1,123,849	—
MSCI EAFE	Short	(1,740)	06/15/2018	(172,414,513)	(174,052,200)	—	(1,637,687)
MSCI Emerging Markets	Long	2,631	06/15/2018	161,398,066	156,255,090	—	(5,142,976)
Russell 2000® E-Mini	Long	1,243	06/15/2018	99,380,308	95,164,080	—	(4,216,228)
S&P 500® E-Mini	Long	1,886	06/15/2018	262,997,099	249,234,900	—	(13,762,199)
TOPIX Index	Long	796	06/07/2018	126,684,803	128,408,815	1,724,012	—
U.S. Treasury Bond	Long	1,416	06/20/2018	218,182,225	227,223,750	9,041,525	—

Total						$12,844,191	$(29,595,318)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,051,568,754	$—	$—	$6,051,568,754
U.S. Government Obligation	—	50,639,227	—	50,639,227
Repurchase Agreement	—	109,172,786	—	109,172,786

Total	$6,051,568,754	$159,812,013	$—	$6,211,380,767

Investment Companies Measured at Net Asset Value (J)				195,918

Total Investments				$6,211,576,685

Other Financial Instruments
Futures Contracts (K)	$12,844,191	$—	$—	$12,844,191

Total Other Financial Instruments	$12,844,191	$—	$—	$12,844,191

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(29,595,318)	$—	$—	$(29,595,318)

Total Other Financial Instruments	$(29,595,318)	$—	$—	$(29,595,318)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Illiquid security. At March 31, 2018, the value of such securities amounted to $195,918 or less than 0.1% of the Portfolio’s net assets.
(C)	Issuer is affiliated with the Portfolio’s investment manager.
(D)	Restricted securities. At March 31, 2018, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$192,215	0.0	%(L)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,703	0.0	(L)

Total			$437,464	$195,918	0.0	%(L)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(G)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $38,129,713.
(H)	Rate disclosed reflects the yield at March 31, 2018.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(L)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.2%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 250,000	$ 247,271
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	500,000	499,611
American Credit Acceptance Receivables Trust
Series 2016-3, Class A,
1.70%, 11/12/2020 (A)	24,681	24,667
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	289,000	291,486
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	304,000	303,443
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	470,927	481,560
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	167,090
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	197,264
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	899,198	909,014
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,231,279
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	316,557
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (A)	700,000	747,623
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (A)	430,000	479,229
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	350,000	345,495
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	490,299
Series 2017-1, Class B,
2.30%, 02/18/2022	269,000	265,203
Series 2017-1, Class C,
2.71%, 08/18/2022	144,000	142,228
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	320,577
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (A) (B)	1,500,000	1,500,000
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (A)	11,315	11,305
AXIS Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (A)	212,114	210,878
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (A)	159,783	157,851
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	966,454	967,960
Series 2016-1, Class A,
2.57%, 06/15/2049 (A)	655,548	639,769

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (A) (B)	$ 45,163	$ 44,733
Bank of The West Auto Trust
Series 2014-1, Class A4,
1.65%, 03/16/2020 (A)	194,851	194,782
Series 2015-1, Class A4,
1.66%, 09/15/2020 (A)	100,000	99,626
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (A)	27,824	27,779
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (A)	293,566	291,976
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	728,641	730,445
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	34,535	33,930
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	600,000	593,690
Series 2016-1, Class A1,
1.78%, 06/15/2022	300,000	296,828
CAM Mortgage Trust
Series 2017-1, Class A1,
3.22% (C), 08/01/2057 (A)	236,767	235,510
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (A) (B)	1,099,214	1,096,810
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	1,320,000	1,320,338
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
1-Month LIBOR + 0.38%, 2.16% (C), 01/18/2022	500,000	501,219
Series 2015-A7, Class A7,
1.45%, 08/16/2021	180,000	179,020
Series 2016-A4, Class A4,
1.33%, 06/15/2022	200,000	196,548
Series 2016-A6, Class A6,
1.82%, 09/15/2022	350,000	345,299
CarFinance Capital Auto Trust
Series 2014-1A, Class B,
2.72%, 04/15/2020 (A)	2,276	2,276
Series 2014-2A, Class A,
1.44%, 11/16/2020 (A)	9,949	9,944
Series 2015-1A, Class A,
1.75%, 06/15/2021 (A)	24,451	24,392
CarMax Auto Owner Trust
Series 2014-4, Class A4,
1.81%, 07/15/2020	260,000	259,015
Series 2015-1, Class A4,
1.83%, 07/15/2020	180,000	179,028
Series 2016-2, Class A3,
1.52%, 02/16/2021	91,662	90,922
Series 2016-4, Class A4,
1.60%, 06/15/2022	200,000	193,832
CarNow Auto Receivables Trust
Series 2016-1A, Class B,
3.49%, 02/15/2021 (A)	435,929	435,553
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	9,129	9,130

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Funding Trust
Series 2003-6, Class 1A7,
5.08% (C), 11/25/2034	$ 46,128	$ 47,281
Chase Issuance Trust
Series 2016-A2, Class A,
1.37%, 06/15/2021	200,000	197,167
Series 2016-A5, Class A5,
1.27%, 07/15/2021	150,000	147,552
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.76%, 12/16/2019 (A)	15,416	15,412
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	385,250	383,056
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (A)	45,314	45,409
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (A)	650,000	659,903
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6,
2.15%, 07/15/2021	130,000	129,279
CLUB Credit Trust
Series 2017-P1, Class A,
2.42%, 09/15/2023 (A)	970,263	967,829
Series 2017-P2, Class A,
2.61%, 01/15/2024 (A)	835,536	832,960
CNH Equipment Trust
Series 2015-B, Class A4,
1.89%, 04/15/2022	190,000	188,792
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	314,080	307,198
Continental Credit Card
Series 2016-1A, Class A,
4.56%, 01/15/2023 (A)	158,959	158,850
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	100,000	100,943
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	100,000	101,474
Series 2015-B, Class A,
1.65%, 11/15/2019 (A)	38,053	38,026
Series 2015-C, Class D,
4.63%, 08/16/2021 (A)	344,000	349,753
Series 2016-A, Class A,
2.25%, 10/15/2019 (A)	5,837	5,836
Series 2016-B, Class A,
2.07%, 11/15/2019 (A)	19,443	19,435
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	700,000	701,044
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	767,000	760,403
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class A,
2.40%, 02/15/2023 (A)	179,965	179,930
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	410,000	407,816
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	249,090
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	248,562
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,260,000	1,239,324
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	413,000	410,367

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	$ 493,499	$ 483,501
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/2022	220,000	217,501
Series 2014-A1, Class A1,
1-Month LIBOR + 0.43%, 2.21% (C), 07/15/2021	510,000	511,241
Series 2014-A4, Class A4,
2.12%, 12/15/2021	200,000	198,930
Series 2015-A3, Class A,
1.45%, 03/15/2021	140,000	139,355
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (A)	294,000	296,751
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	400,000	403,798
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	286,000	292,077
Series 2016-BA, Class B,
2.56%, 06/15/2020 (A)	19,051	19,053
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	648,000	658,617
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,520,000	1,520,088
Series 2017-AA, Class B,
2.51%, 01/15/2021 (A)	176,000	175,900
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	279,000	279,090
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	372,000	378,088
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022 (A) (B) (D)	600,000	599,520
DT Auto Owner Trust
Series 2016-3A, Class B,
2.65%, 07/15/2020 (A)	60,506	60,531
Series 2016-4A, Class B,
2.02%, 08/17/2020 (A)	128,490	128,311
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	331,800	329,217
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	339,000	337,857
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	625,000	623,903
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	305,000	302,685
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	174,884	173,051
Exeter Automobile Receivables Trust
Series 2016-1A, Class A,
2.35%, 07/15/2020 (A)	4,935	4,935
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	445,000	457,371
Series 2016-2A, Class A,
2.21%, 07/15/2020 (A)	68,890	68,857
Series 2016-3A, Class A,
1.84%, 11/16/2020 (A)	295,224	294,370
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	244,000	243,919
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	180,000	181,324
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	306,396	304,708
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	658,000	656,678

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (A)	$ 12,696	$ 12,691
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (A)	87,992	87,723
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	625,000	617,151
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (A)	726,110	722,400
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (A)	240,000	239,162
Flagship Credit Auto Trust
Series 2014-2, Class B,
2.84%, 11/16/2020 (A)	68,531	68,584
Series 2014-2, Class C,
3.95%, 12/15/2020 (A)	66,000	66,525
Series 2015-1, Class A,
1.63%, 06/15/2020 (A)	14,129	14,122
Series 2015-3, Class A,
2.38%, 10/15/2020 (A)	186,153	186,017
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	189,000	189,924
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	128,444
Series 2016-1, Class A,
2.77%, 12/15/2020 (A)	141,118	141,203
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	629,264
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	418,256
Ford Credit Auto Owner Trust
Series 2015-A, Class A3,
1.28%, 09/15/2019	21,930	21,900
GLS Auto Receivables Trust
Series 2016-1A, Class A,
2.73%, 10/15/2020 (A)	88,648	88,634
Series 2016-1A, Class B,
4.39%, 01/15/2021 (A)	180,000	181,678
GM Financial Automobile Leasing Trust
Series 2015-3, Class A4,
1.81%, 11/20/2019	130,000	129,705
Series 2016-2, Class A4,
1.76%, 03/20/2020	150,000	148,909
GO Financial Auto Securitization Trust
Series 2015-2, Class B,
4.80%, 08/17/2020 (A)	81,219	81,405
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	129,979	128,537
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (A) (B)	1,214,596	1,194,677
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	229,184	222,136
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	950,539	922,173
GSAMP Trust
Series 2005-SEA2, Class A1,
1-Month LIBOR + 0.35%, 2.22% (C), 01/25/2045 (A)	9,980	9,973
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4,
1.55%, 10/15/2021	323,486	323,136
Series 2015-1, Class A4,
1.67%, 08/15/2022	300,000	297,750

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	$ 791,032	$ 819,871
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	865,790	877,386
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	308,339	304,131
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A4,
1.68%, 04/15/2020 (A)	200,000	199,064
Series 2016-C, Class A4,
1.65%, 07/15/2020 (A)	100,000	99,187
Hyundai Auto Receivables Trust
Series 2015-A, Class A4,
1.37%, 07/15/2020	151,565	151,030
Series 2015-B, Class A3,
1.12%, 11/15/2019	34,109	34,001
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (A)	2,230,000	2,270,366
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.84% (C), 08/25/2038 (A)	1,055,661	25,374
Series 2013-2, Class A,
1.63% (C), 03/25/2039 (A)	911,232	38,423
Series 2014-2, Class A,
3.26% (C), 04/25/2040 (A)	462,330	37,587
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (A)	29,404	29,427
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (A)	46,099	46,051
LV Tower 52
Series 2013-1, Class A,
5.75%, 02/15/2023 (A) (B)	1,012,717	1,012,717
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (A)	560,000	561,978
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (A)	90,287	90,283
Series 2017-1A, Class A,
2.83%, 03/15/2024 (A)	487,201	487,303
Series 2018-1A, Class A,
2.61%, 03/15/2028 (A)	852,945	851,570
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A4,
1.52%, 06/15/2022	300,000	297,231
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4,
1.75%, 12/15/2021	140,000	138,922
Nationstar HECM Loan Trust
Series 2017-1A, Class M1,
2.94%, 05/25/2027 (A)	105,000	104,254
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	535,000	529,501
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	375,000	370,919
Nissan Auto Lease Trust
Series 2016-A, Class A4,
1.65%, 10/15/2021	150,000	149,431
Series 2016-B, Class A4,
1.61%, 01/18/2022	100,000	99,227

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
NRPL Trust
Series 2015-2A, Class A1,
3.75% (C), 10/25/2057 (A)	$ 426,424	$ 426,284
NRZ Advance Receivables Trust
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (A)	219,500	216,776
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (A)	1,254,000	1,253,608
Series 2016-T1, Class BT1,
3.06%, 08/17/2048 (A)	490,743	484,743
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (A)	441,350	440,604
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (A)	473,684	476,052
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (A)	248,000	247,981
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (A)	422,000	422,214
Series 2016-1A, Class B,
7.63%, 05/17/2020 (A)	117,000	117,819
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (A)	47,880	47,852
OneMain Financial Issuance Trust
Series 2014-2A, Class B,
3.02%, 09/18/2024 (A)	142,655	142,701
Series 2015-1A, Class A,
3.19%, 03/18/2026 (A)	554,569	555,770
Series 2015-2A, Class A,
2.57%, 07/18/2025 (A)	307,784	307,368
Series 2015-2A, Class B,
3.10%, 07/18/2025 (A)	279,000	279,038
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	560,000	565,197
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (A)	571,000	570,325
Oportun Funding IV LLC
Series 2016-C, Class B,
4.85%, 11/08/2021 (A)	254,568	255,468
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (A)	405,000	399,739
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	309,000	305,388
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	655,147
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (A)	1,386,901	1,374,521
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (A)	327,000	325,439
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,735,182	1,729,851
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	300,000	306,519
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	207,203
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (A)	232,394	232,467
Series 2017-3A, Class A,
2.36%, 11/15/2023 (A)	698,777	695,900

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	$ 1,550,000	$ 1,551,998
RBSHD Trust
Series 2013-1A, Class A,
7.69% (C), 10/25/2047 (A) (B)	119,743	119,098
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	315,001	305,595
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A) (B)	1,176,422	1,176,422
Santander Drive Auto Receivables Trust
Series 2016-2, Class A3,
1.56%, 05/15/2020	66,101	66,076
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (A)	619,000	618,935
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.75% (C), 06/25/2033	8,172	8,250
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.44% (C), 01/25/2036	21,751	19,327
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (A)	36,943	36,933
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	206,352	206,453
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	476,357	475,678
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (A)	678,864	679,475
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A,
1.60%, 04/15/2021	130,000	129,974
Series 2016-1, Class A,
2.04%, 03/15/2022	200,000	199,020
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4,
1.74%, 09/15/2020	100,000	99,522
Series 2016-A, Class A4,
1.47%, 09/15/2021	220,000	216,818
Series 2016-B, Class A3,
1.30%, 04/15/2020	174,425	173,334
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A) (B)	1,075,000	1,075,035
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	380,694	372,889
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A,
3.35% (C), 11/27/2037 (A)	2,184,241	2,178,519
Series 2017-1IV, Class A,
3.35% (C), 11/27/2037 (A)	1,210,460	1,199,449
USAA Auto Owner Trust
Series 2015-1, Class A4,
1.54%, 11/16/2020	89,244	88,945

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	$ 100,000	$ 99,102
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,033,000	1,018,380
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (A) (B)	955,000	955,000
VOLT LIV LLC
Series 2017-NPL1, Class A1,
3.50% (C), 02/25/2047 (A)	162,374	162,005
VOLT LIX LLC
Series 2017-NPL6, Class A1,
3.25% (C), 05/25/2047 (A)	252,748	251,565
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (C), 03/25/2047 (A)	290,342	289,795
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (C), 03/25/2047 (A)	686,293	686,392
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (C), 04/25/2047 (A)	437,058	436,142
VOLT LX LLC
Series 2017-NPL7, Class A1,
3.25% (C), 06/25/2047 (A)	417,466	415,681
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (C), 06/25/2047 (A)	488,126	485,606
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (C), 10/25/2047 (A)	1,630,043	1,625,596
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (C), 11/27/2045 (A)	114,079	114,078
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (C), 06/26/2045 (A)	605,866	605,980
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	353,994	351,716
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (A)	250,000	251,563
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (A)	25,264	25,254
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	170,000	172,024
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	863,000	859,126
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	247,000	246,316
World Omni Auto Receivables Trust
Series 2015-A, Class A3,
1.34%, 05/15/2020	26,585	26,521
Series 2015-B, Class A4,
1.84%, 01/17/2022	80,000	79,171
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	145,266

Total Asset-Backed Securities (Cost $88,131,388)		87,813,513

CORPORATE DEBT SECURITIES - 28.9%
Aerospace & Defense - 0.4%
Airbus Finance BV
2.70%, 04/17/2023 (A)	43,000	42,046
Airbus SE
3.15%, 04/10/2027 (A)	164,000	160,045

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (A)	$ 68,000	$ 68,626
3.85%, 12/15/2025 (A)	200,000	201,626
6.38%, 06/01/2019 (A)	30,000	31,224
BAE Systems PLC
5.80%, 10/11/2041 (A)	92,000	110,854
Harris Corp.
3.83%, 04/27/2025	200,000	201,174
4.85%, 04/27/2035	70,000	74,719
Lockheed Martin Corp.
3.10%, 01/15/2023	74,000	73,554
4.07%, 12/15/2042	57,000	56,270
4.09%, 09/15/2052	225,000	218,200
4.50%, 05/15/2036	300,000	318,280
Northrop Grumman Corp.
3.25%, 01/15/2028	150,000	143,180
3.85%, 04/15/2045	38,000	35,471
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	54,415
Precision Castparts Corp.
3.25%, 06/15/2025	170,000	168,658
4.20%, 06/15/2035	170,000	177,388
Rockwell Collins, Inc.
3.20%, 03/15/2024	70,000	68,040
Textron, Inc.
3.65%, 03/15/2027	100,000	98,025
4.30%, 03/01/2024	150,000	155,116
United Technologies Corp.
3.10%, 06/01/2022	64,000	63,479
4.15%, 05/15/2045	163,000	157,780
4.50%, 06/01/2042	86,000	87,359

		2,765,529

Air Freight & Logistics - 0.0% (E)
FedEx Corp.
3.90%, 02/01/2035	96,000	92,825
4.10%, 04/15/2043	70,000	66,691

		159,516

Airlines - 0.5%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	160,000	155,495
3.55%, 07/15/2031 (A)	227,000	223,833
4.13%, 11/15/2026 (A)	204,733	206,494
American Airlines Pass-Through Trust
3.00%, 04/15/2030	409,375	386,425
3.65%, 02/15/2029 - 12/15/2029	156,097	154,306
3.70%, 04/15/2027 - 04/01/2028	385,838	379,042
4.95%, 07/15/2024	139,577	145,160
British Airways Pass-Through Trust
3.80%, 03/20/2033 (A)	231,000	233,449
4.13%, 03/20/2033 (A)	309,000	310,545
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	25,518	25,965
5.98%, 10/19/2023	35,947	38,471
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	58,935	60,131
5.30%, 10/15/2020	11,572	11,785
Southwest Airlines Co.
2.65%, 11/05/2020	310,000	306,743
2.75%, 11/06/2019	163,000	162,703
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	153,000	148,758

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
3.45%, 01/07/2030	$ 135,333	$ 132,209
3.65%, 07/07/2027	164,000	160,655

		3,242,169

Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	410,000	496,761
General Motors Co.
6.60%, 04/01/2036	640,000	733,478

		1,230,239

Banks - 4.5%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	319,000	313,997
4.75%, 07/28/2025 (A)	200,000	204,878
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (A)	400,000	397,964
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021 (A)	100,000	104,641
Bank of America Corp.
2.50%, 10/21/2022, MTN	225,000	216,133
Fixed until 04/24/2022, 2.88% (C), 04/24/2023	395,000	386,777
Fixed until 12/20/2022, 3.00% (C), 12/20/2023 (A)	237,000	232,463
3.25%, 10/21/2027, MTN	942,000	887,851
Fixed until 01/23/2025, 3.37% (C), 01/23/2026	200,000	194,559
Fixed until 12/20/2027, 3.42% (C), 12/20/2028 (A)	430,000	411,896
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	700,000	688,317
3.95%, 04/21/2025, MTN	368,000	364,755
Fixed until 03/05/2028, 3.97% (C), 03/05/2029, MTN	300,000	300,776
4.00%, 04/01/2024 - 01/22/2025, MTN	598,000	601,541
4.13%, 01/22/2024, MTN	126,000	129,695
4.25%, 10/22/2026, MTN	284,000	285,990
5.65%, 05/01/2018, MTN	20,000	20,050
6.88%, 04/25/2018, MTN	60,000	60,155
Bank of Montreal
2.35%, 09/11/2022, MTN	150,000	144,282
Bank of Nova Scotia
1.45%, 04/25/2018	300,000	299,813
1.65%, 06/14/2019	160,000	157,930
1.85%, 04/14/2020	300,000	294,559
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 09/08/2019 (A)	260,000	257,603
Barclays PLC
3.65%, 03/16/2025	200,000	192,666
3.68%, 01/10/2023	478,000	473,849
BB&T Corp.
5.25%, 11/01/2019	30,000	31,041
BNZ International Funding, Ltd.
2.10%, 09/14/2021 (A)	310,000	298,183
2.65%, 11/03/2022 (A)	250,000	241,252
BPCE SA
4.63%, 07/11/2024 (A)	200,000	202,887
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	285,000	280,227
2.25%, 07/21/2020 (A)	234,000	231,164
Citigroup, Inc.
2.05%, 12/07/2018	350,000	348,693
2.35%, 08/02/2021	154,000	149,531

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
2.70%, 03/30/2021	$ 108,000	$ 106,459
2.75%, 04/25/2022	350,000	340,939
Fixed until 01/24/2022, 3.14% (C), 01/24/2023	213,000	210,429
3.20%, 10/21/2026	162,000	153,998
3.40%, 05/01/2026	150,000	144,978
Fixed until 07/24/2027, 3.67% (C), 07/24/2028	200,000	194,984
3.70%, 01/12/2026	400,000	395,004
3.88%, 03/26/2025	100,000	98,956
4.13%, 07/25/2028	48,000	47,435
4.30%, 11/20/2026	300,000	300,164
4.40%, 06/10/2025	263,000	267,704
4.75%, 05/18/2046	140,000	142,260
5.30%, 05/06/2044	34,000	37,292
5.50%, 09/13/2025	115,000	124,511
5.88%, 01/30/2042	45,000	55,469
8.13%, 07/15/2039	28,000	42,401
Citizens Bank NA
3.70%, 03/29/2023	270,000	271,095
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	37,823
4.30%, 12/03/2025	58,000	58,659
Fixed until 06/29/2018, 5.16% (C), 06/29/2023	200,000	201,344
Comerica, Inc.
3.80%, 07/22/2026	26,000	25,555
Commonwealth Bank of Australia
3.45%, 03/16/2023 (A) (F)	230,000	230,087
3.90%, 03/16/2028 (A)	230,000	231,791
4.50%, 12/09/2025 (A) (F)	200,000	202,180
Cooperatieve Rabobank UA
4.38%, 08/04/2025	250,000	252,512
Credit Agricole SA
4.13%, 01/10/2027 (A) (F)	250,000	249,421
Danske Bank A/S
2.00%, 09/08/2021 (A) (F)	200,000	191,568
2.70%, 03/02/2022 (A)	200,000	195,349
Discover Bank
2.60%, 11/13/2018	100,000	99,968
4.20%, 08/08/2023	250,000	255,005
Fifth Third Bancorp
3.95%, 03/14/2028	160,000	160,644
Fifth Third Bank
2.15%, 08/20/2018, MTN	350,000	349,291
2.88%, 10/01/2021	204,000	201,651
HSBC Bank PLC
4.75%, 01/19/2021 (A)	625,000	649,152
HSBC Holdings PLC
2.65%, 01/05/2022	573,000	557,121
3.60%, 05/25/2023	229,000	228,869
4.00%, 03/30/2022	107,000	109,591
Fixed until 03/13/2027, 4.04% (C), 03/13/2028	650,000	649,558
4.38%, 11/23/2026	200,000	199,181
4.88%, 01/14/2022	160,000	168,159
Huntington Bancshares, Inc.
2.30%, 01/14/2022	227,000	217,460
3.15%, 03/14/2021	100,000	99,501
Huntington National Bank
2.00%, 06/30/2018	250,000	249,739
2.20%, 11/06/2018	250,000	249,299
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	241,911
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (A)	200,000	188,959

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KeyBank NA
2.35%, 03/08/2019	$ 250,000	$ 249,058
Lloyds Banking Group PLC
3.75%, 01/11/2027	254,000	245,701
4.38%, 03/22/2028	200,000	202,000
4.58%, 12/10/2025	200,000	199,990
Macquarie Bank, Ltd.
2.40%, 01/21/2020 (A)	150,000	148,106
2.60%, 06/24/2019 (A)	187,000	186,216
Macquarie Group, Ltd.
Fixed until 03/27/2028, 4.65% (C), 03/27/2029 (A)	220,000	221,960
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A)	300,000	301,234
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	65,000	64,018
Nordea Bank AB
4.88%, 01/27/2020 (A)	100,000	103,312
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	91,929
4.38%, 08/11/2020	92,000	94,759
5.13%, 02/08/2020	65,000	67,444
6.70%, 06/10/2019	25,000	26,122
Regions Bank
2.25%, 09/14/2018	290,000	289,477
Regions Financial Corp.
3.20%, 02/08/2021	107,000	106,804
Royal Bank of Canada
2.00%, 10/01/2018	84,000	83,856
2.20%, 07/27/2018, MTN	151,000	150,856
4.65%, 01/27/2026, MTN	225,000	232,015
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	200,000	197,512
Santander Holdings USA, Inc.
2.70%, 05/24/2019	136,000	135,666
Santander UK Group Holdings PLC
3.13%, 01/08/2021	150,000	148,767
4.75%, 09/15/2025 (A)	200,000	201,206
Societe Generale SA
4.25%, 04/14/2025 (A)	200,000	197,107
Stadshypotek AB
1.88%, 10/02/2019 (A)	250,000	247,246
Standard Chartered PLC
3.05%, 01/15/2021 (A)	200,000	197,913
5.20%, 01/26/2024 (A)	200,000	207,509
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	119,000	115,576
2.63%, 07/14/2026	107,000	97,780
2.78%, 07/12/2022 - 10/18/2022	385,000	374,590
3.10%, 01/17/2023	155,000	152,462
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (A)	335,000	330,256
SunTrust Banks, Inc.
2.70%, 01/27/2022	76,000	74,327
2.90%, 03/03/2021	59,000	58,525
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (C), 09/15/2031	110,000	105,422
US Bancorp
2.38%, 07/22/2026, MTN	100,000	90,804
US Bank NA
2.80%, 01/27/2025 (F)	250,000	239,273
Wells Fargo & Co.
3.00%, 02/19/2025, MTN	213,000	202,922
3.30%, 09/09/2024, MTN	700,000	682,992

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
3.50%, 03/08/2022, MTN	$ 150,000	$ 150,401
4.10%, 06/03/2026, MTN	258,000	256,408
4.65%, 11/04/2044, MTN	184,000	185,591
4.75%, 12/07/2046, MTN	143,000	146,535
4.90%, 11/17/2045, MTN	112,000	117,414
Wells Fargo Bank NA
2.15%, 12/06/2019, MTN	390,000	385,799
Westpac Banking Corp.
2.00%, 03/03/2020 (A)	304,000	299,151
3.40%, 01/25/2028	150,000	145,974
Fixed until 11/23/2026, 4.32% (C), 11/23/2031, MTN	180,000	178,664

		28,080,193

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,046,000	1,046,769
3.65%, 02/01/2026	160,000	159,048
4.70%, 02/01/2036	1,027,000	1,086,632
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028 (G)	230,000	232,808
4.38%, 04/15/2038 (G)	405,000	413,208
4.60%, 04/15/2048 (G)	105,000	108,614
4.75%, 04/15/2058 (G)	245,000	250,594
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	81,525
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	153,359
Constellation Brands, Inc.
4.25%, 05/01/2023	50,000	51,217
Diageo Capital PLC
4.83%, 07/15/2020	25,000	26,059
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	119,081
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (A)	50,000	47,887
Molson Coors Brewing Co.
1.45%, 07/15/2019	155,000	152,138
PepsiCo, Inc.
1.25%, 04/30/2018	140,000	139,872
3.10%, 07/17/2022	20,000	20,110
3.45%, 10/06/2046	150,000	137,873
4.60%, 07/17/2045	78,000	84,637
4.88%, 11/01/2040	33,000	37,985

		4,349,416

Biotechnology - 0.5%
AbbVie, Inc.
2.85%, 05/14/2023	187,000	181,101
3.60%, 05/14/2025	189,000	186,264
4.30%, 05/14/2036	180,000	180,026
4.50%, 05/14/2035	761,000	779,418
Amgen, Inc.
3.63%, 05/15/2022 - 05/22/2024	294,000	296,542
4.66%, 06/15/2051	100,000	103,227
4.95%, 10/01/2041	100,000	108,703
5.70%, 02/01/2019	50,000	51,212
Biogen, Inc.
5.20%, 09/15/2045	67,000	73,163
Celgene Corp.
3.45%, 11/15/2027	200,000	189,588
3.63%, 05/15/2024	164,000	161,921
5.70%, 10/15/2040	114,000	130,350
Gilead Sciences, Inc.
1.95%, 03/01/2022	225,000	215,319
2.50%, 09/01/2023	45,000	43,373

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
3.50%, 02/01/2025	$ 65,000	$ 64,826
3.65%, 03/01/2026	72,000	72,257
3.70%, 04/01/2024	374,000	375,669
4.00%, 09/01/2036	49,000	48,791
4.60%, 09/01/2035	65,000	69,621

		3,331,371

Building Products - 0.1%
Johnson Controls International PLC
3.75%, 12/01/2021	66,000	67,079
4.95% (H), 07/02/2064	120,000	120,451
5.13%, 09/14/2045	46,000	51,603
5.25%, 12/01/2041	100,000	107,344

		346,477

Capital Markets - 2.2%
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	200,000	188,023
2.60%, 08/17/2020, MTN	194,000	192,609
Fixed until 05/16/2022, 2.66% (C), 05/16/2023, MTN	257,000	250,112
3.25%, 09/11/2024, MTN	150,000	148,240
4.60%, 01/15/2020, MTN	30,000	30,906
BlackRock, Inc.
3.38%, 06/01/2022 (F)	65,000	66,102
Charles Schwab Corp.
3.23%, 09/01/2022	20,000	19,972
CME Group, Inc.
5.30%, 09/15/2043	32,000	39,075
Credit Suisse AG
2.30%, 05/28/2019, MTN	250,000	248,407
Credit Suisse Group AG
4.28%, 01/09/2028 (A)	300,000	300,705
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023	250,000	250,474
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	122,000	120,433
Deutsche Bank AG
3.30%, 11/16/2022	200,000	194,411
3.70%, 05/30/2024	267,000	257,733
4.25%, 10/14/2021	200,000	203,140
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	1,067,000	1,028,840
2.60%, 04/23/2020	95,000	94,117
2.75%, 09/15/2020	100,000	98,982
Fixed until 10/31/2021, 2.88% (C), 10/31/2022	495,000	484,571
Fixed until 07/24/2022, 2.91% (C), 07/24/2023	31,000	30,148
Fixed until 06/05/2022, 2.91% (C), 06/05/2023	160,000	155,717
3.00%, 04/26/2022	120,000	117,831
Fixed until 09/29/2024, 3.27% (C), 09/29/2025	403,000	387,948
3.50%, 01/23/2025 - 11/16/2026	417,000	403,946
Fixed until 06/05/2027, 3.69% (C), 06/05/2028	488,000	473,103
3.75%, 05/22/2025	745,000	737,456
3.85%, 01/26/2027	290,000	286,350
4.25%, 10/21/2025	100,000	100,515
5.15%, 05/22/2045	48,000	51,661
6.00%, 06/15/2020, MTN	88,000	93,120
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	88,000	91,252

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Invesco Finance PLC
3.75%, 01/15/2026	$ 94,000	$ 94,631
4.00%, 01/30/2024	71,000	73,303
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (C), 11/28/2028 (A)	350,000	330,336
6.00%, 01/14/2020 (A)	300,000	314,051
6.25%, 01/14/2021 (A)	175,000	188,037
Morgan Stanley
2.20%, 12/07/2018, MTN	20,000	19,956
3.13%, 01/23/2023, MTN	400,000	394,283
Fixed until 07/22/2027, 3.59% (C), 07/22/2028	356,000	344,345
3.63%, 01/20/2027	200,000	195,763
3.70%, 10/23/2024, MTN	444,000	441,833
3.75%, 02/25/2023, MTN	789,000	797,357
Fixed until 01/24/2028, 3.77% (C), 01/24/2029, MTN	295,000	290,434
4.00%, 07/23/2025, MTN	664,000	670,183
4.10%, 05/22/2023, MTN	150,000	152,018
4.30%, 01/27/2045	92,000	93,020
4.35%, 09/08/2026, MTN	200,000	201,426
5.00%, 11/24/2025	269,000	281,296
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	354,295
5.75%, 01/25/2021	100,000	106,572
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (C), 05/08/2032	71,000	68,200
State Street Corp.
3.10%, 05/15/2023	48,000	47,711
3.55%, 08/18/2025	88,000	88,354
3.70%, 11/20/2023	231,000	236,474
Thomson Reuters Corp.
4.50%, 05/23/2043	59,000	57,483
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (A)	480,000	474,223
4.13%, 04/15/2026 (A)	200,000	200,693

		13,662,176

Chemicals - 0.5%
Agrium, Inc.
3.38%, 03/15/2025	108,000	104,846
4.13%, 03/15/2035	511,000	498,447
5.25%, 01/15/2045	152,000	165,632
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	189,385
Albemarle Corp.
5.45%, 12/01/2044	50,000	54,616
Chevron Phillips Chemical Co.
3.70%, 06/01/2028 (A)	200,000	200,448
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (A)	181,000	177,872
Dow Chemical Co.
3.00%, 11/15/2022	130,000	127,643
4.13%, 11/15/2021	50,000	51,425
5.25%, 11/15/2041	45,000	49,854
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	18,000	19,189
Ecolab, Inc.
3.25%, 12/01/2027 (A)	151,000	145,590
Monsanto Co.
4.70%, 07/15/2064	97,000	94,067
Mosaic Co.
4.88%, 11/15/2041	8,000	7,675

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Mosaic Co. (continued)
5.45%, 11/15/2033 (F)	$ 91,000	$ 96,357
5.63%, 11/15/2043	222,000	232,112
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	220,000	208,934
Praxair, Inc.
2.65%, 02/05/2025	59,000	56,925
Sherwin-Williams Co.
3.13%, 06/01/2024	70,000	67,681
Union Carbide Corp.
7.50%, 06/01/2025	175,000	209,261
Westlake Chemical Corp.
4.38%, 11/15/2047	89,000	85,981

		2,843,940

Commercial Services & Supplies - 0.1%
Brambles USA, Inc.
4.13%, 10/23/2025 (A)	100,000	101,126
ERAC USA Finance LLC
4.50%, 08/16/2021 (A)	36,000	37,319
5.25%, 10/01/2020 (A)	48,000	50,381
5.63%, 03/15/2042 (A)	59,000	67,027
6.70%, 06/01/2034 (A)	152,000	187,620
Republic Services, Inc.
2.90%, 07/01/2026	49,000	45,922
3.55%, 06/01/2022	54,000	54,543

		543,938

Communications Equipment - 0.1%
Cisco Systems, Inc.
3.00%, 06/15/2022	111,000	110,700
3.63%, 03/04/2024	450,000	458,730
5.90%, 02/15/2039	70,000	91,471

		660,901

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
2.88%, 05/08/2022	29,000	28,689
3.80%, 04/03/2028 (G)	115,000	116,092

4.38%, 05/08/2042	17,000	17,805

Fluor Corp.
3.38%, 09/15/2021	190,000	191,447

		354,033

Construction Materials - 0.0% (E)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	191,588

Consumer Finance - 1.3%
American Express Co.
3.63%, 12/05/2024	104,000	103,302
American Express Credit Corp.
1.88%, 11/05/2018, MTN	111,000	110,541
2.25%, 05/05/2021, MTN	152,000	148,065
2.38%, 05/26/2020, MTN	290,000	286,238
2.70%, 03/03/2022, MTN	95,000	92,960
American Honda Finance Corp.
2.25%, 08/15/2019, MTN	317,000	315,292
2.30%, 09/09/2026, MTN	34,000	31,382
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	170,368
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	292,350
Capital One Financial Corp.
3.75%, 04/24/2024 - 07/28/2026	681,000	657,024
4.20%, 10/29/2025	315,000	312,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One NA
2.35%, 08/17/2018	$ 250,000	$ 249,718
Daimler Finance North America LLC
1.50%, 07/05/2019 (A)	155,000	152,381
1.75%, 10/30/2019 (A)	150,000	147,238
2.38%, 08/01/2018 (A)	151,000	150,915
Ford Motor Credit Co. LLC
3.34%, 03/18/2021 - 03/28/2022	1,200,000	1,185,299
3.81%, 01/09/2024	200,000	196,080
4.13%, 08/04/2025	200,000	196,776
General Motors Financial Co., Inc.
2.40%, 05/09/2019	165,000	164,169
3.15%, 01/15/2020	130,000	129,945
3.50%, 11/07/2024	220,000	212,395
3.70%, 05/09/2023	184,000	182,659
3.95%, 04/13/2024	310,000	307,368
4.00%, 01/15/2025 - 10/06/2026	450,000	439,869
4.30%, 07/13/2025	100,000	100,140
4.35%, 01/17/2027	175,000	173,831
Hyundai Capital America
2.40%, 10/30/2018 (A)	129,000	128,628
3.00%, 03/18/2021 (A)	200,000	197,625
John Deere Capital Corp.
2.45%, 09/11/2020, MTN	40,000	39,654
2.65%, 06/24/2024, MTN	150,000	143,908
2.70%, 01/06/2023, MTN	74,000	72,501
2.80%, 01/27/2023 (F)	73,000	71,738
2.80%, 09/08/2027, MTN	200,000	188,345
3.15%, 10/15/2021, MTN	33,000	33,123
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A)	78,000	74,536
2.55%, 03/08/2021 (A)	150,000	147,581
Synchrony Financial
3.70%, 08/04/2026	329,000	307,687
Toyota Motor Credit Corp.
1.55%, 10/18/2019, MTN	190,000	186,578
2.13%, 07/18/2019, MTN	225,000	223,618

		8,323,947

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	143,000	132,254
7.30%, 11/15/2039	120,000	157,193
8.70%, 06/15/2038	50,000	72,416
WestRock Co.
3.75%, 03/15/2025 (A)	100,000	99,768

		461,631

Diversified Consumer Services - 0.1%
Nationwide Building Society
4.00%, 09/14/2026 (A)	250,000	240,884
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	198,510

		439,394

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	152,679
3.50%, 01/15/2025	180,000	173,553
Arch Capital Finance LLC
4.01%, 12/15/2026	77,000	77,480
5.03%, 12/15/2046	88,000	97,267
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	150,000	140,740

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	$ 44,000	$ 44,664
5.88%, 03/15/2021 (A)	170,000	182,751
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	200,000	191,297
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	81,524
4.70%, 09/20/2047	123,000	119,312
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 4.31% (C), 07/15/2019 (D) (I)	21,553	21,391
CDP Financial, Inc.
4.40%, 11/25/2019 (A)	250,000	256,951
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	240,000	231,253
Conoco Funding Co.
7.25%, 10/15/2031	25,000	33,446
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,231,000	1,203,365
Jefferies Group LLC
6.45%, 06/08/2027	75,000	84,726
6.88%, 04/15/2021	180,000	196,229
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85%, 01/15/2027	49,000	50,109
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	193,149
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	57,000	55,794
ORIX Corp.
2.90%, 07/18/2022	101,000	98,762
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	155,996
Protective Life Global Funding
2.00%, 09/14/2021 (A)	200,000	191,019
2.70%, 11/25/2020 (A)	250,000	247,620
Voya Financial, Inc.
3.65%, 06/15/2026	95,000	92,601

		4,373,678

Diversified Telecommunication Services - 1.5%
AT&T, Inc.
3.40%, 05/15/2025	359,000	345,914
3.95%, 01/15/2025	295,000	294,817
4.10%, 02/15/2028 (A)	133,000	132,059
4.13%, 02/17/2026	185,000	185,448
4.30%, 02/15/2030 (A)	596,000	592,596
4.30%, 12/15/2042	148,000	137,384
4.35%, 06/15/2045	49,000	44,778
4.45%, 04/01/2024	79,000	81,540
4.50%, 05/15/2035	525,000	515,631
4.55%, 03/09/2049	336,000	314,033
4.75%, 05/15/2046	67,000	65,073
4.90%, 08/14/2037	374,000	376,112
5.15%, 11/15/2046 (A)	737,000	753,227
5.25%, 03/01/2037	100,000	105,787
5.35%, 09/01/2040	203,000	213,074
5.80%, 02/15/2019	53,000	54,342
6.38%, 03/01/2041	100,000	116,145
British Telecommunications PLC
9.13%, 12/15/2030	150,000	219,173

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Centel Capital Corp.
9.00%, 10/15/2019	$ 40,000	$ 43,227
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	147,351
3.60%, 01/19/2027 (A) (F)	150,000	147,253
8.75%, 06/15/2030	75,000	106,227
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,547
3.48%, 06/15/2050 (A)	41,000	39,697
Qwest Corp.
6.75%, 12/01/2021	148,000	158,669
Telefonica Emisiones SAU
4.67%, 03/06/2038	200,000	202,302
5.21%, 03/08/2047	150,000	159,416
Verizon Communications, Inc.
3.45%, 03/15/2021	114,000	115,147
4.27%, 01/15/2036	330,000	315,897
4.40%, 11/01/2034	968,000	955,999
4.50%, 08/10/2033	374,000	378,608
4.67%, 03/15/2055	494,000	469,882
4.81%, 03/15/2039	983,000	1,004,532
5.01%, 08/21/2054	33,000	32,995
5.25%, 03/16/2037	183,000	197,331

		9,060,213

Electric Utilities - 1.5%
AEP Transmission Co. LLC
4.00%, 12/01/2046	93,000	92,994
Alabama Power Co.
3.75%, 03/01/2045	52,000	50,429
4.10%, 01/15/2042	66,000	66,754
5.60%, 03/15/2033	100,000	119,206
6.13%, 05/15/2038	11,000	14,076
Appalachian Power Co.
6.70%, 08/15/2037	50,000	66,019
Arizona Public Service Co.
4.50%, 04/01/2042	28,000	30,326
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	93,657
3.50%, 08/15/2046	94,000	86,653
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	81,320
3.50%, 02/01/2025	104,000	103,769
6.13%, 04/01/2036	74,000	94,310
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	76,558
Connecticut Light & Power Co.
4.00%, 04/01/2048	118,000	120,658
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	21,838
6.00%, 12/01/2028 - 01/15/2038	148,000	181,584
Duke Energy Corp.
2.65%, 09/01/2026	149,000	135,984
3.75%, 09/01/2046	160,000	144,315
Duke Energy Indiana LLC
3.75%, 05/15/2046	100,000	96,192
6.35%, 08/15/2038	80,000	107,169
Duke Energy Progress LLC
3.70%, 10/15/2046	124,000	120,281
4.10%, 05/15/2042 - 03/15/2043	107,000	109,684
4.15%, 12/01/2044	65,000	66,735
Edison International
2.95%, 03/15/2023	100,000	97,241
4.13%, 03/15/2028	65,000	65,475

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Electricite de France SA
2.15%, 01/22/2019 (A)	$ 80,000	$ 79,623
2.35%, 10/13/2020 (A)	80,000	78,675
6.00%, 01/22/2114 (A)	150,000	160,503
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	186,418
3.63%, 05/25/2027 (A)	220,000	209,531
Entergy Arkansas, Inc.
3.50%, 04/01/2026	57,000	56,857
Entergy Corp.
2.95%, 09/01/2026	78,000	72,609
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	108,748
3.05%, 06/01/2031	94,000	87,880
Entergy Mississippi, Inc.
2.85%, 06/01/2028	83,000	77,661
Exelon Corp.
3.40%, 04/15/2026	63,000	60,834
3.50%, 06/01/2022	130,000	128,751
FirstEnergy Corp.
4.85%, 07/15/2047	53,000	55,748
Florida Power & Light Co.
4.95%, 06/01/2035	60,000	68,304
5.95%, 02/01/2038	50,000	64,891
Fortis, Inc.
3.06%, 10/04/2026	500,000	463,374
Georgia Power Co.
3.25%, 04/01/2026	65,000	63,343
Hydro-Quebec
9.40%, 02/01/2021	250,000	292,944
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	123,596
7.00%, 03/15/2019	30,000	31,128
Jersey Central Power & Light Co.
6.15%, 06/01/2037	70,000	86,736
7.35%, 02/01/2019	15,000	15,528
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	63,087	68,757
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	70,107
5.30%, 10/01/2041	100,000	113,990
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	198,791
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	104,281
Nevada Power Co.
5.38%, 09/15/2040	92,000	111,065
5.45%, 05/15/2041	50,000	60,684
6.50%, 08/01/2018	50,000	50,653
7.13%, 03/15/2019	140,000	145,561
New England Power Co.
3.80%, 12/05/2047 (A)	95,000	92,112
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (A)	95,000	92,584
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/2018	85,000	84,603
2.40%, 09/15/2019	53,000	52,600
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	141,429
4.88%, 08/15/2019 (A)	40,000	41,043
Northern States Power Co.
6.25%, 06/01/2036	40,000	52,090
Ohio Power Co.
5.38%, 10/01/2021	50,000	53,806
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	66,030
7.00%, 09/01/2022	50,000	57,739

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
3.50%, 06/15/2025	$ 94,000	$ 91,728
4.00%, 12/01/2046	102,000	95,630
4.45%, 04/15/2042	17,000	16,914
4.50%, 12/15/2041	96,000	96,207
6.05%, 03/01/2034	250,000	297,987
PacifiCorp
2.95%, 02/01/2022 - 06/01/2023	300,000	298,096
3.60%, 04/01/2024	105,000	107,198
5.65%, 07/15/2018	25,000	25,263
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	35,765
PPL Capital Funding, Inc.
3.40%, 06/01/2023	70,000	69,573
4.00%, 09/15/2047	127,000	122,493
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	53,502
Public Service Electric & Gas Co.
1.80%, 06/01/2019, MTN	30,000	29,626
5.38%, 11/01/2039, MTN	14,000	16,641
South Carolina Electric & Gas Co.
6.05%, 01/15/2038	70,000	83,345
Southern California Edison Co.
1.85%, 02/01/2022	40,000	39,397
3.90%, 12/01/2041	30,000	29,658
5.55%, 01/15/2036	70,000	83,790
6.05%, 03/15/2039	60,000	76,296
Southern Co.
3.25%, 07/01/2026	91,000	86,471
Southern Power Co.
5.15%, 09/15/2041	130,000	139,755
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	108,407
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (A)	200,000	199,705
Toledo Edison Co.
6.15%, 05/15/2037	200,000	248,765
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	60,066
Virginia Electric & Power Co.
2.95%, 01/15/2022	27,000	26,800
3.45%, 02/15/2024	21,000	21,066
4.45%, 02/15/2044	28,000	29,651
8.88%, 11/15/2038	90,000	147,395
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	1,986
3.10%, 06/01/2025	82,000	80,273
Xcel Energy, Inc.
4.80%, 09/15/2041	9,000	9,920
6.50%, 07/01/2036	190,000	246,304

		9,550,507

Electrical Equipment - 0.1%
Eaton Corp.
4.00%, 11/02/2032	21,000	21,047
5.80%, 03/15/2037	100,000	116,347
7.63%, 04/01/2024	75,000	88,650
Siemens Financieringsmaatschappij NV
1.45%, 05/25/2018 (A)	240,000	239,705
3.30%, 09/15/2046 (A)	300,000	270,327

		736,076

Electronic Equipment, Instruments & Components - 0.0% (E)
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	62,914

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued) (E)
Arrow Electronics, Inc. (continued)
3.88%, 01/12/2028	$ 155,000	$ 150,160
4.50%, 03/01/2023	30,000	30,879

		243,953

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	100,000	110,812
Boardwalk Pipelines, LP
4.95%, 12/15/2024	230,000	236,276
5.95%, 06/01/2026	42,000	45,010
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	150,000	150,779
Halliburton Co.
3.50%, 08/01/2023	157,000	157,147
4.85%, 11/15/2035	50,000	53,845
7.45%, 09/15/2039	100,000	138,689
7.60%, 08/15/2096 (A)	50,000	65,066
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (A)	220,000	221,992
Schlumberger Investment SA
3.30%, 09/14/2021 (A)	41,000	41,225
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	81,000	77,791
3.50%, 01/15/2028 (A)	37,000	35,328

		1,333,960

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.
3.38%, 10/15/2026	100,000	93,569
3.50%, 01/31/2023	141,000	140,191
5.00%, 02/15/2024	86,000	90,780
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	330,000	322,405
3.50%, 11/15/2024, MTN	50,000	49,838
Boston Properties, LP
2.75%, 10/01/2026	78,000	71,005
3.20%, 01/15/2025	266,000	256,772
3.65%, 02/01/2026	74,000	72,357
3.80%, 02/01/2024	100,000	100,616
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	200,000	195,363
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	46,217
4.88%, 04/15/2022	284,000	298,382
5.25%, 01/15/2023	70,000	74,386
DDR Corp.
3.63%, 02/01/2025	198,000	189,651
Digital Realty Trust, LP
3.70%, 08/15/2027	77,000	74,200
Duke Realty, LP
3.25%, 06/30/2026	43,000	41,229
EPR Properties
4.50%, 06/01/2027	137,000	133,564
Equity Commonwealth
5.88%, 09/15/2020	312,000	324,499
ERP Operating, LP
2.85%, 11/01/2026	138,000	130,667
3.00%, 04/15/2023	50,000	49,382
3.50%, 03/01/2028	92,000	90,113
4.63%, 12/15/2021	46,000	48,068
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	174,000	164,042
Goodman US Finance Four LLC
4.50%, 10/15/2037 (A)	93,000	92,666
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	103,788

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Government Properties Income Trust
4.00%, 07/15/2022	$ 196,000	$ 195,430
HCP, Inc.
3.40%, 02/01/2025	95,000	92,246
3.88%, 08/15/2024	310,000	307,343
4.20%, 03/01/2024	30,000	30,295
Kimco Realty Corp.
2.70%, 03/01/2024	167,000	157,173
3.80%, 04/01/2027	160,000	154,040
Liberty Property, LP
3.25%, 10/01/2026	53,000	50,441
National Retail Properties, Inc.
3.60%, 12/15/2026	144,000	138,628
4.00%, 11/15/2025	204,000	202,723
Realty Income Corp.
3.00%, 01/15/2027	85,000	78,492
3.25%, 10/15/2022	390,000	386,928
3.88%, 04/15/2025 (G)	160,000	159,494
4.65%, 03/15/2047	75,000	77,104
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (A)	188,000	186,106
3.50%, 02/12/2025 (A)	300,000	296,085
Select Income REIT
3.60%, 02/01/2020	150,000	149,678
Senior Housing Properties Trust
3.25%, 05/01/2019	170,000	170,124
4.75%, 02/15/2028	150,000	146,965
Simon Property Group, LP
3.75%, 02/01/2024	200,000	202,809
UDR, Inc.
2.95%, 09/01/2026, MTN	72,000	66,292
Ventas Realty, LP
3.50%, 02/01/2025	54,000	52,580
3.75%, 05/01/2024	214,000	214,466
3.85%, 04/01/2027	98,000	95,858
4.13%, 01/15/2026	45,000	45,351
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	320,000	324,131
Welltower, Inc.
3.75%, 03/15/2023	80,000	80,991
4.00%, 06/01/2025	204,000	203,836
4.25%, 04/01/2026	200,000	202,484
4.50%, 01/15/2024	73,000	75,497
WP Carey, Inc.
4.60%, 04/01/2024	200,000	204,995

		8,002,335

Food & Staples Retailing - 0.6%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	241,000	230,435
CVS Health Corp.
2.75%, 12/01/2022	100,000	96,256
4.00%, 12/05/2023	223,000	225,621
4.10%, 03/25/2025	949,000	955,690
4.30%, 03/25/2028	254,000	255,082
4.78%, 03/25/2038	375,000	380,074
5.05%, 03/25/2048	209,000	219,823
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	224,665	246,882
Kroger Co.
5.40%, 07/15/2040	12,000	12,766
6.90%, 04/15/2038	400,000	494,626
Sysco Corp.
3.55%, 03/15/2025	105,000	104,426
3.75%, 10/01/2025	75,000	75,505

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walgreen Co.
4.40%, 09/15/2042	$ 70,000	$ 65,498
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	98,484
4.50%, 11/18/2034	185,000	183,023

		3,644,191

Food Products - 0.5%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	142,000	133,504
3.75%, 09/25/2027	59,000	57,020
Campbell Soup Co.
3.95%, 03/15/2025	250,000	248,822
Cargill, Inc.
3.30%, 03/01/2022 (A)	70,000	70,462
Danone SA
2.59%, 11/02/2023 (A)	300,000	284,254
Kellogg Co.
3.40%, 11/15/2027	100,000	95,663
Kraft Heinz Foods Co.
2.00%, 07/02/2018	300,000	299,700
3.50%, 06/06/2022	34,000	33,950
3.95%, 07/15/2025	245,000	243,923
5.00%, 06/04/2042	59,000	59,031
6.50%, 02/09/2040	75,000	89,013
6.88%, 01/26/2039	356,000	439,491
McCormick & Co., Inc.
3.15%, 08/15/2024	90,000	87,337
3.40%, 08/15/2027	132,000	126,332
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	70,000	72,072
Tyson Foods, Inc.
3.95%, 08/15/2024	146,000	146,903
4.88%, 08/15/2034	270,000	286,059

		2,773,536

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	77,655
4.15%, 01/15/2043	138,000	144,832
8.50%, 03/15/2019	35,000	36,847
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	27,957
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	150,000	155,515
CenterPoint Energy Resources Corp.
3.55%, 04/01/2023	90,000	90,277
5.85%, 01/15/2041	100,000	124,209
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	58,431
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	90,000	84,276
Korea Gas Corp.
1.88%, 07/18/2021 (A)	200,000	190,776
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	45,574
3.25%, 06/15/2026	39,000	37,402
3.50%, 09/15/2021	75,000	75,428
3.95%, 10/01/2046	59,000	55,977
4.40%, 06/01/2043	63,000	63,237
5.88%, 03/15/2041	146,000	175,748
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	108,189

		1,552,330

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
2.80%, 09/15/2020	$ 130,000	$ 129,356
2.90%, 11/30/2021	290,000	286,931
3.88%, 09/15/2025	129,000	130,304
Becton Dickinson and Co.
3.73%, 12/15/2024	19,000	18,682
Covidien International Finance SA
2.95%, 06/15/2023 (F)	85,000	83,474
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	102,435
Medtronic, Inc.
3.13%, 03/15/2022	90,000	90,071
4.38%, 03/15/2035	255,000	270,558
Stryker Corp.
3.50%, 03/15/2026	38,000	37,890
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/2018	150,000	150,000
3.70%, 03/19/2023	73,000	73,143

		1,372,844

Health Care Providers & Services - 0.5%
Aetna, Inc.
2.80%, 06/15/2023	75,000	72,063
4.50%, 05/15/2042	26,000	25,880
6.75%, 12/15/2037	50,000	64,521
Anthem, Inc.
2.30%, 07/15/2018	70,000	69,940
3.13%, 05/15/2022	62,000	61,177
3.30%, 01/15/2023	28,000	27,694
4.63%, 05/15/2042	50,000	50,657
4.65%, 01/15/2043 - 08/15/2044	184,000	185,879
Cardinal Health, Inc.
1.95%, 06/15/2018 (F)	110,000	109,873
3.75%, 09/15/2025	75,000	74,305
Express Scripts Holding Co.
3.00%, 07/15/2023	76,000	72,836
3.50%, 06/15/2024	150,000	146,467
4.50%, 02/25/2026	285,000	290,174
4.80%, 07/15/2046	93,000	94,406
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	249,000	247,799
Magellan Health, Inc.
4.40%, 09/22/2024	333,000	330,935
McKesson Corp.
3.95%, 02/16/2028	38,000	37,529
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	79,300
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	37,830
Roche Holdings, Inc.
3.35%, 09/30/2024 (A)	300,000	301,378
Texas Health Resources
4.33%, 11/15/2055	250,000	262,217
UnitedHealth Group, Inc.
2.88%, 03/15/2023	50,000	49,178
4.63%, 07/15/2035	140,000	153,116
5.80%, 03/15/2036	100,000	122,586
6.63%, 11/15/2037	80,000	106,981

		3,074,721

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
3.35%, 04/01/2023, MTN (F)	95,000	95,526

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
4.45%, 03/01/2047, MTN	$ 60,000	$ 61,843
4.70%, 12/09/2035, MTN	105,000	112,164
6.30%, 10/15/2037, MTN	63,000	80,862
Starbucks Corp.
4.30%, 06/15/2045	109,000	113,902

		464,297

Household Durables - 0.0% (E)
Newell Brands, Inc.
2.60%, 03/29/2019	32,000	31,855

Household Products - 0.0% (E)
Kimberly-Clark Corp.
2.40%, 03/01/2022	20,000	19,518
Procter & Gamble Co.
2.85%, 08/11/2027	200,000	191,869

		211,387

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
3.40%, 03/15/2022	116,000	116,095
4.25%, 06/15/2022	70,000	72,291
6.25%, 10/01/2039	150,000	163,592

		351,978

Industrial Conglomerates - 0.0% (E)
Roper Technologies, Inc.
3.00%, 12/15/2020	42,000	41,854

Insurance - 1.3%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	262,947
Allstate Corp.
3.15%, 06/15/2023	41,000	40,846
5.35%, 06/01/2033	50,000	57,963
American International Group, Inc.
3.75%, 07/10/2025	81,000	79,759
3.88%, 01/15/2035	211,000	196,793
4.13%, 02/15/2024	71,000	72,047
4.20%, 04/01/2028	55,000	55,739
4.70%, 07/10/2035	100,000	103,307
Aon Corp.
6.25%, 09/30/2040	18,000	22,355
Aon PLC
3.50%, 06/14/2024	100,000	99,378
3.88%, 12/15/2025	143,000	144,189
Assurant, Inc.
4.20%, 09/27/2023	225,000	226,222
Athene Global Funding
2.75%, 04/20/2020 (A)	246,000	243,943
4.00%, 01/25/2022 (A)	191,000	193,362
Athene Holding, Ltd.
4.13%, 01/12/2028	250,000	239,902
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	87,785
4.40%, 05/15/2042	221,000	234,716
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	50,000	49,179
CNA Financial Corp.
3.45%, 08/15/2027	150,000	142,541
3.95%, 05/15/2024	26,000	26,270
4.50%, 03/01/2026	19,000	19,695
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026, 4.00% (C), 07/24/2026 (A) (J)	207,000	197,043

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Great-West Lifeco Finance Delaware, LP
4.15%, 06/03/2047 (A)	$ 200,000	$ 201,382
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	42,000	43,282
Hartford Financial Services Group, Inc.
4.40%, 03/15/2048	200,000	204,096
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	235,536
3.25%, 01/30/2024 (A)	58,000	57,423
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (A)	47,000	49,628
6.50%, 03/15/2035 (A)	230,000	286,498
Lincoln National Corp.
4.00%, 09/01/2023	150,000	153,231
6.15%, 04/07/2036	8,000	9,426
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (C), 02/24/2032	270,000	263,643
Marsh & McLennan Cos., Inc.
2.75%, 01/30/2022	24,000	23,611
3.30%, 03/14/2023	17,000	16,945
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	26,000	30,002
7.63%, 11/15/2023 (A)	250,000	290,175
MassMutual Global Funding II
2.50%, 10/17/2022 (A) (F)	100,000	97,030
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (A)	350,000	330,544
3.88%, 04/11/2022 (A)	200,000	204,901
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (A)	245,000	396,257
New York Life Global Funding
3.00%, 01/10/2028 (A)	162,000	154,313
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	200,000	202,820
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (C), 10/24/2067 (A)	124,000	118,327
Principal Life Global Funding II
2.38%, 11/21/2021 (A)	300,000	291,139
Progressive Corp.
Fixed until 03/15/2023, 5.38% (C), 03/15/2023 (J)	140,000	141,575
Prudential Financial, Inc.
3.91%, 12/07/2047 (A)	126,000	119,249
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	450,000	570,164
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (A)	100,000	99,003
3.05%, 01/20/2021 (A)	101,000	100,562
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	100,000	100,016
4.90%, 09/15/2044 (A)	100,000	110,215
Travelers Cos., Inc.
5.80%, 05/15/2018	50,000	50,186

		7,747,160

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024 (A)	197,000	191,150
3.88%, 08/22/2037 (A)	230,000	229,186
4.25%, 08/22/2057 (A)	300,000	299,215
4.80%, 12/05/2034	157,000	173,922

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.
2.75%, 03/15/2023	$ 143,000	$ 137,998

		1,031,471

Internet Software & Services - 0.1%
eBay, Inc.
3.45%, 08/01/2024	139,000	137,113
Tencent Holdings, Ltd.
3.60%, 01/19/2028 (A)	330,000	317,849

		454,962

IT Services - 0.1%
DXC Technology Co.
4.25%, 04/15/2024	86,000	88,318
IBM Credit LLC
2.65%, 02/05/2021	200,000	198,952
3.00%, 02/06/2023	300,000	296,840
Western Union Co.
3.60%, 03/15/2022	200,000	199,861

		783,971

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	77,000	71,881
3.00%, 04/15/2023	57,000	55,544
3.15%, 01/15/2023	57,000	56,081
4.15%, 02/01/2024	34,000	34,927

		218,433

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	118,000	114,045
2.25%, 12/01/2019, MTN	219,000	217,261
2.85%, 06/01/2022, MTN	46,000	45,450
3.25%, 12/01/2024, MTN	130,000	128,473
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	34,218
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	102,072
4.88%, 09/15/2041	280,000	325,603
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	28,401
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	81,000	84,514
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	79,349
Nvent Finance Sarl
4.55%, 04/15/2028 (A)	187,000	187,863
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	59,236
4.45%, 11/21/2044, MTN	85,000	90,953
Xylem, Inc.
3.25%, 11/01/2026	33,000	31,813

		1,529,251

Media - 1.0%
21st Century Fox America, Inc.
6.15%, 02/15/2041	150,000	188,757
6.40%, 12/15/2035	120,000	151,607
6.55%, 03/15/2033	100,000	127,021
6.65%, 11/15/2037	50,000	65,189
7.30%, 04/30/2028	50,000	63,108
8.88%, 04/26/2023	80,000	98,435
9.50%, 07/15/2024	70,000	90,752

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CBS Corp.
3.70%, 08/15/2024	$ 287,000	$ 285,212
4.00%, 01/15/2026	83,000	81,886
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	517,000	528,325
6.38%, 10/23/2035	92,000	102,769
6.83%, 10/23/2055	125,000	144,541
Comcast Corp.
3.20%, 07/15/2036	200,000	176,725
4.00%, 11/01/2049	253,000	237,258
4.05%, 11/01/2052	49,000	45,992
4.20%, 08/15/2034	267,000	269,626
4.25%, 01/15/2033	173,000	179,245
6.50%, 11/15/2035	486,000	620,543
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	55,000	53,995
4.80%, 02/01/2035 (A)	350,000	343,459
Discovery Communications LLC
4.38%, 06/15/2021	80,000	82,263
6.35%, 06/01/2040	200,000	226,263
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	51,947
SES SA
3.60%, 04/04/2023 (A)	100,000	97,830
Time Warner Cable LLC
5.50%, 09/01/2041	190,000	188,771
6.75%, 07/01/2018	60,000	60,565
7.30%, 07/01/2038	100,000	119,890
8.75%, 02/14/2019	50,000	52,357
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	225,000	292,805
Time Warner, Inc.
3.55%, 06/01/2024	425,000	419,104
3.60%, 07/15/2025	260,000	253,001
Viacom, Inc.
3.88%, 04/01/2024 (F)	128,000	127,464
4.38%, 03/15/2043	93,000	83,339
6.88%, 04/30/2036	150,000	178,321

		6,088,365

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	200,000	191,801
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	49,413
BHP Billiton Finance USA, Ltd.
5.00%, 09/30/2043	50,000	57,760
Nucor Corp.
4.00%, 08/01/2023	165,000	170,788
6.40%, 12/01/2037	210,000	273,211
Vale Canada, Ltd.
7.20%, 09/15/2032	220,000	247,500
Vale Overseas, Ltd.
6.25%, 08/10/2026	103,000	115,360

		1,105,833

Multi-Utilities - 0.5%
Black Hills Corp.
2.50%, 01/11/2019	270,000	269,797
CMS Energy Corp.
2.95%, 02/15/2027	97,000	90,772
3.00%, 05/15/2026	73,000	69,969
3.88%, 03/01/2024	100,000	101,313

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Consolidated Edison Co. of New York, Inc.
4.30%, 12/01/2056	$ 323,000	$ 335,462
Consumers Energy Co.
2.85%, 05/15/2022	20,000	19,780
3.25%, 08/15/2046	48,000	42,959
6.13%, 03/15/2019	100,000	103,239
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	47,433
4.15%, 05/15/2045	150,000	155,015
Dominion Energy, Inc.
1.60%, 08/15/2019	60,000	58,967
1.90%, 06/15/2018	240,000	239,714
2.75%, 01/15/2022	93,000	90,600
2.85%, 08/15/2026	61,000	56,530
5.25%, 08/01/2033	100,000	113,474
DTE Electric Co.
2.65%, 06/15/2022	20,000	19,606
3.70%, 03/15/2045	123,000	119,105
NiSource, Inc.
5.80%, 02/01/2042	118,000	137,847
6.25%, 12/15/2040	260,000	327,526
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	49,349
5.80%, 08/01/2018	20,000	20,221
6.50%, 08/01/2038	45,000	60,742
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	31,175
6.63%, 11/15/2037	150,000	195,312
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	43,968
6.00%, 06/01/2026	50,000	57,943
Sempra Energy
2.88%, 10/01/2022	70,000	68,456
3.55%, 06/15/2024	165,000	164,010
4.05%, 12/01/2023	72,000	73,907
9.80%, 02/15/2019	50,000	52,938
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	143,247

		3,360,376

Multiline Retail - 0.0% (E)
Dollar General Corp.
4.13%, 05/01/2028 (G)	85,000	85,760
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	35,703

		121,463

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	127,756
Anadarko Petroleum Corp.
8.70%, 03/15/2019	80,000	84,170
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	107,000	104,312
Apache Corp.
2.63%, 01/15/2023	100,000	95,500
3.25%, 04/15/2022	14,000	13,840
4.75%, 04/15/2043	57,000	56,442
6.00%, 01/15/2037	100,000	113,205
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	191,000	190,953
BP Capital Markets PLC
3.02%, 01/16/2027	70,000	66,738
3.22%, 04/14/2024	524,000	517,099
3.54%, 11/04/2024	300,000	300,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC (continued)
3.59%, 04/14/2027 (F)	$ 150,000	$ 149,705
3.81%, 02/10/2024	116,000	118,345
Buckeye Partners, LP
3.95%, 12/01/2026	32,000	30,211
4.88%, 02/01/2021	300,000	308,636
5.85%, 11/15/2043	100,000	102,326
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	100,000	99,528
5.85%, 02/01/2035	70,000	79,773
6.45%, 06/30/2033	264,000	315,649
7.20%, 01/15/2032	20,000	25,160
Cenovus Energy, Inc.
4.45%, 09/15/2042	42,000	37,484
6.75%, 11/15/2039	219,000	252,300
Chevron Corp.
1.79%, 11/16/2018	151,000	150,368
2.36%, 12/05/2022	60,000	58,227
2.57%, 05/16/2023	400,000	388,999
2.90%, 03/03/2024	54,000	53,054
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	227,457
CNOOC Finance USA LLC
3.50%, 05/05/2025	235,000	226,989
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018	170,000	169,891
ConocoPhillips
5.90%, 10/15/2032	25,000	29,848
ConocoPhillips Co.
4.95%, 03/15/2026	225,000	245,611
ConocoPhillips Holding Co.
6.95%, 04/15/2029	100,000	127,197
Devon Energy Corp.
5.60%, 07/15/2041	52,000	58,541
Ecopetrol SA
4.13%, 01/16/2025	100,000	97,350
5.38%, 06/26/2026	116,000	120,872
5.88%, 09/18/2023	71,000	75,970
Enbridge, Inc.
3.70%, 07/15/2027	65,000	62,308
4.50%, 06/10/2044	100,000	96,786
Fixed until 03/01/2028, 6.25% (C), 03/01/2078	150,000	148,593
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	150,000	172,432
7.20%, 11/01/2031	110,000	135,563
8.13%, 09/15/2030	100,000	130,404
Energy Transfer Partners, LP
2.50%, 06/15/2018	110,000	110,020
3.60%, 02/01/2023	94,000	91,629
4.05%, 03/15/2025	123,000	120,632
4.75%, 01/15/2026	87,000	87,966
4.90%, 02/01/2024	199,000	204,285
6.05%, 06/01/2041	225,000	228,226
6.50%, 02/01/2042	39,000	42,124
Eni SpA
5.70%, 10/01/2040 (A)	125,000	136,633
Eni USA, Inc.
7.30%, 11/15/2027	70,000	86,855
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	130,282
4.15%, 06/01/2025	238,000	231,320
5.05%, 04/01/2045	58,000	53,932
Enterprise Products Operating LLC
1.65%, 05/07/2018	220,000	219,789
3.35%, 03/15/2023	304,000	302,921
3.75%, 02/15/2025	110,000	110,493
3.90%, 02/15/2024	158,000	160,003

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.85%, 03/15/2044	$ 36,000	$ 37,704
4.95%, 10/15/2054	46,000	47,300
5.10%, 02/15/2045	39,000	42,404
5.75%, 03/01/2035	200,000	223,693
5.95%, 02/01/2041	36,000	42,682
6.65%, 10/15/2034	100,000	124,822
7.55%, 04/15/2038	300,000	405,197
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	34,681
5.10%, 01/15/2036	157,000	173,729
EQT Corp.
3.90%, 10/01/2027	116,000	110,972
Hess Corp.
7.13%, 03/15/2033	70,000	83,979
7.30%, 08/15/2031	200,000	239,853
Kerr-McGee Corp.
7.88%, 09/15/2031	250,000	330,124
Kinder Morgan, Inc.
4.30%, 03/01/2028	375,000	373,365
5.20%, 03/01/2048	240,000	241,075
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	65,220
4.20%, 12/01/2042	73,000	68,567
4.25%, 02/01/2021	167,000	170,654
Marathon Oil Corp.
6.60%, 10/01/2037	130,000	156,811
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	144,146
MPLX, LP
4.00%, 03/15/2028	104,000	102,494
4.88%, 12/01/2024	140,000	146,800
5.20%, 03/01/2047	54,000	56,429
Noble Energy, Inc.
3.90%, 11/15/2024	120,000	119,938
5.63%, 05/01/2021	74,000	75,384
6.00%, 03/01/2041	200,000	228,986
Occidental Petroleum Corp.
2.70%, 02/15/2023 (F)	40,000	39,128
3.00%, 02/15/2027	78,000	74,772
3.40%, 04/15/2026	46,000	45,501
3.50%, 06/15/2025	91,000	91,175
4.63%, 06/15/2045	39,000	41,484
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	105,392
3.38%, 10/01/2022	30,000	29,528
4.90%, 03/15/2025	470,000	490,618
5.00%, 09/15/2023	65,000	68,562
6.65%, 10/01/2036	210,000	253,081
Petro-Canada
6.80%, 05/15/2038	50,000	66,191
7.88%, 06/15/2026	168,000	209,199
Petroleos Mexicanos
4.63%, 09/21/2023	208,000	208,435
4.88%, 01/18/2024	44,000	44,638
5.35%, 02/12/2028 (A)	99,000	97,654
6.35%, 02/12/2048 (A)	153,000	147,836
6.38%, 02/04/2021 - 01/23/2045	218,000	222,368
6.50%, 03/13/2027	559,000	597,012
6.75%, 09/21/2047	201,000	203,388
6.88%, 08/04/2026	357,000	392,343
Phillips 66
3.90%, 03/15/2028	140,000	139,493
4.30%, 04/01/2022	17,000	17,676
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	32,355
4.90%, 10/01/2046	72,000	72,278

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	$ 250,000	$ 238,288
3.65%, 06/01/2022	71,000	70,031
4.30%, 01/31/2043	100,000	84,753
4.65%, 10/15/2025	50,000	50,300
Shell International Finance BV
2.88%, 05/10/2026 (F)	440,000	424,046
3.75%, 09/12/2046	202,000	194,780
4.00%, 05/10/2046	444,000	444,374
Sinopec Capital 2013, Ltd.
3.13%, 04/24/2023 (A)	200,000	193,700
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (A)	208,000	213,329
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	72,621
8.00%, 03/01/2032	56,000	73,215
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	80,080
3.50%, 03/15/2025	125,000	120,400
5.95%, 09/25/2043	63,000	72,226
Statoil ASA
2.65%, 01/15/2024	214,000	206,472
3.25%, 11/10/2024	107,000	106,016
4.25%, 11/23/2041	27,000	28,345
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	169,549
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	46,734
4.95%, 01/15/2043	198,000	179,507
5.30%, 04/01/2044	50,000	46,509
5.35%, 05/15/2045	133,000	123,904
5.50%, 02/15/2020	180,000	186,526
5.95%, 12/01/2025	100,000	108,240
6.10%, 02/15/2042	150,000	152,172
TC PipeLines, LP
3.90%, 05/25/2027	70,000	66,958
Total Capital International SA
2.75%, 06/19/2021	250,000	247,814
3.75%, 04/10/2024	29,000	29,539
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026 (F)	162,000	174,812
6.20%, 10/15/2037	100,000	123,382
Valero Energy Corp.
7.50%, 04/15/2032	65,000	85,129
Valero Energy Partners, LP
4.50%, 03/15/2028	55,000	55,323
Western Gas Partners, LP
4.65%, 07/01/2026	76,000	76,941
5.38%, 06/01/2021	69,000	71,988
5.45%, 04/01/2044	168,000	169,748
Williams Partners, LP
3.90%, 01/15/2025	68,000	67,345
4.85%, 03/01/2048	133,000	131,654

		20,807,468

Personal Products - 0.0% (E)
Unilever Capital Corp.
3.38%, 03/22/2025	100,000	99,897

Pharmaceuticals - 0.6%
Allergan Funding SCS
3.45%, 03/15/2022	139,000	137,812
3.85%, 06/15/2024	302,000	298,371
4.55%, 03/15/2035	598,000	585,431

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Allergan, Inc.
2.80%, 03/15/2023	$ 288,000	$ 273,790
3.38%, 09/15/2020	67,000	67,040
Baxalta, Inc.
2.00%, 06/22/2018	170,000	169,746
3.60%, 06/23/2022	67,000	66,794
5.25%, 06/23/2045	28,000	30,576
Bayer US Finance LLC
3.38%, 10/08/2024 (A)	200,000	196,513
Johnson & Johnson
3.40%, 01/15/2038	247,000	237,500
4.38%, 12/05/2033	46,000	50,330
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	19,512
Mylan NV
2.50%, 06/07/2019	162,000	160,741
3.95%, 06/15/2026	93,000	90,202
Mylan, Inc.
3.13%, 01/15/2023 (A)	250,000	241,914
5.40%, 11/29/2043	100,000	103,002
Pfizer, Inc.
1.45%, 06/03/2019	159,000	157,198
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	210,000	202,760
2.88%, 09/23/2023	111,000	105,969
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	145,000	140,212
2.80%, 07/21/2023 (F)	446,000	377,888

		3,713,301

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (A)	325,000	327,045

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	49,557
3.05%, 03/15/2022	87,000	87,097
3.45%, 09/15/2021	22,000	22,361
3.60%, 09/01/2020	25,000	25,359
3.75%, 04/01/2024	124,000	126,776
4.38%, 09/01/2042	88,000	92,264
5.15%, 09/01/2043	154,000	178,254
6.15%, 05/01/2037	70,000	89,411
6.70%, 08/01/2028	50,000	62,748
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	199,949
4.50%, 01/15/2022	370,000	385,058
6.13%, 09/15/2115	57,000	71,189
7.13%, 10/15/2031	50,000	65,199
CSX Corp.
3.95%, 05/01/2050	42,000	38,767
4.75%, 05/30/2042	16,000	16,970
5.50%, 04/15/2041	37,000	42,810
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	33,962
4.05%, 08/15/2052 (A)	150,000	144,752
Ryder System, Inc.
2.50%, 05/11/2020, MTN	113,000	111,570
2.65%, 03/02/2020, MTN	79,000	78,397
Union Pacific Corp.
2.75%, 04/15/2023	10,000	9,789
2.95%, 01/15/2023	16,000	15,888

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Union Pacific Corp. (continued)
3.60%, 09/15/2037	$ 41,000	$ 39,477
3.65%, 02/15/2024	37,000	37,770
4.10%, 09/15/2067	80,000	76,523
4.30%, 06/15/2042	20,000	20,681
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	32,664	33,878

		2,156,456

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
3.13%, 12/05/2023	73,000	71,494
4.50%, 12/05/2036	140,000	142,219
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	422,000	415,134
Intel Corp.
3.10%, 07/29/2022	40,000	40,169
3.15%, 05/11/2027	200,000	195,844
3.70%, 07/29/2025	107,000	109,351
4.00%, 12/15/2032	221,000	230,105
QUALCOMM, Inc.
2.60%, 01/30/2023	17,000	16,305
3.25%, 05/20/2027	157,000	148,830

		1,369,451

Software - 0.6%
Microsoft Corp.
1.55%, 08/08/2021	100,000	96,024
2.38%, 05/01/2023	54,000	52,377
3.30%, 02/06/2027	139,000	137,995
3.50%, 02/12/2035	185,000	182,725
3.95%, 08/08/2056	88,000	87,468
4.00%, 02/12/2055	57,000	57,895
4.10%, 02/06/2037	250,000	265,096
4.20%, 11/03/2035	103,000	110,383
4.50%, 02/06/2057	219,000	240,049
4.75%, 11/03/2055	109,000	124,910
Oracle Corp.
2.95%, 11/15/2024	500,000	486,504
3.85%, 07/15/2036	200,000	198,138
3.90%, 05/15/2035	240,000	239,970
4.30%, 07/08/2034	887,000	936,428
6.13%, 07/08/2039	82,000	105,895
VMware, Inc.
2.95%, 08/21/2022	288,000	276,005

		3,597,862

Specialty Retail - 0.1%
AutoZone, Inc.
2.50%, 04/15/2021	100,000	98,004
Home Depot, Inc.
2.13%, 09/15/2026	51,000	46,134
2.63%, 06/01/2022	40,000	39,402
3.00%, 04/01/2026	53,000	51,518
3.50%, 09/15/2056	36,000	32,147
4.20%, 04/01/2043	121,000	125,124
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	73,892
3.38%, 09/15/2025	119,000	118,061
4.65%, 04/15/2042	54,000	58,077
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	120,150

		762,509

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
3-Month LIBOR + 0.25%, 2.04% (C), 05/03/2018	$ 138,000	$ 138,017
2.45%, 08/04/2026	259,000	240,094
2.85%, 05/11/2024	199,000	193,983
2.90%, 09/12/2027	274,000	260,819
3.00%, 02/09/2024 - 06/20/2027	604,000	591,625
3.20%, 05/13/2025 - 05/11/2027	335,000	329,701
3.35%, 02/09/2027	276,000	272,663
3.45%, 05/06/2024 - 02/09/2045	205,000	196,121
3.75%, 09/12/2047	350,000	338,266
3.85%, 08/04/2046	181,000	177,107
4.50%, 02/23/2036	85,000	93,198
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	390,000	419,999
Dell, Inc.
7.10%, 04/15/2028	25,000	27,500
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018	68,000	68,070

		3,347,163

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037 (A)	68,000	67,565
BAT International Finance PLC
1.85%, 06/15/2018 (A)	180,000	179,740
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	149,924

		397,229

Trading Companies & Distributors - 0.1%
Air Lease Corp.
3.25%, 03/01/2025	194,000	185,082
3.63%, 12/01/2027	100,000	94,823
3.88%, 04/01/2021	130,000	131,953
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	214,639
8.63%, 01/15/2022	200,000	233,254

		859,751

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	96,002
3.38%, 02/01/2022 (A)	277,000	275,489

		371,491

Water Utilities - 0.0% (E)
American Water Capital Corp.
3.40%, 03/01/2025	183,000	183,331
4.00%, 12/01/2046	86,000	86,441

		269,772

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	119,739
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	125,000	123,984

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
8.75%, 05/01/2032	$ 50,000	$ 68,268
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (A)	378,000	375,637

		687,628

Total Corporate Debt Securities (Cost $180,020,198)		179,014,481

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	201,600
4.50%, 01/28/2026	200,000	206,700
5.00%, 06/15/2045	200,000	202,750
7.38%, 09/18/2037	100,000	128,000

		739,050

Israel - 0.8%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	129,426
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	795,399
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	3,480,000	2,856,146
Series 2004-Z,
08/15/2023	1,000,000	859,580

		4,640,551

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	210,000	203,070
4.13%, 01/21/2026 (F)	200,000	202,800
4.35%, 01/15/2047	104,000	95,044
5.55%, 01/21/2045	448,000	482,630
4.75%, 03/08/2044, MTN	60,000	58,350

		1,041,894

Peru - 0.0% (E)
Peru Government International Bond
5.63%, 11/18/2050	36,000	43,290

Supranational - 0.0% (E)
African Development Bank
8.80%, 09/01/2019	225,000	243,192

Total Foreign Government Obligations (Cost $6,807,666)		6,707,977

MORTGAGE-BACKED SECURITIES - 3.6%
Ajax Mortgage Loan Trust
Series 2016-2, Class A,
4.13% (C), 10/25/2056 (A)	256,132	254,694
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	255,475	261,397
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	182,440	176,159
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	63,179	60,058

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) *1-Month LIBOR + 4.75%, 2.88% (C), 07/25/2035	$ 316,935	$ 28,853
Series 2005-22T1, Class A2,
(1.00) *1-Month LIBOR + 5.07%, 3.20% (C), 06/25/2035	598,055	58,237
Series 2005-J1, Class 1A4,
(1.00) *1-Month LIBOR + 5.10%, 3.23% (C), 02/25/2035	99,404	2,631
Americold LLC
Series 2010-ARTA, Class A2FL,
1-Month LIBOR + 1.50%, 3.27% (C), 01/14/2029 (A)	116,636	116,709
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (C), 11/25/2045 (A)	32,201	32,034
ASG Resecuritization Trust
Series 2009-3, Class A65,
3.06% (C), 03/26/2037 (A)	3,647	3,644
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	99,052
Series 2014-520M, Class C,
4.21% (C), 08/15/2046 (A)	200,000	188,095
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.82% (C), 09/27/2044 (A)	846,000	834,180
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.68% (C), 03/20/2035	59,882	60,612
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	21,289	17,892
Series 2005-7, Class 30,
11/25/2035	24,068	19,966
Series 2005-8, Class 30,
01/25/2036	7,404	5,585
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.83% (C), 11/25/2033	85,209	85,760
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	546,506
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	67,000	65,435
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
3.61% (C), 07/26/2045 (A)	66,032	65,222
Series 2012-RR10, Class 1A1,
1.85% (C), 02/26/2037 (A)	27,454	27,453
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 2.51% (C), 07/25/2034	190,865	190,271
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 3.67% (C), 02/25/2036	75,829	76,116
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (C), 09/11/2042	159,786	158,246

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	$ 317,205	$ 327,974
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.71% (C), 02/25/2037	93,126	92,839
Series 2007-A2, Class 2A1,
3.61% (C), 07/25/2037	39,104	39,741
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	65,604	67,121
Series 2004-3, Class A4,
5.75%, 04/25/2034	39,363	40,570
Series 2004-7, Class 2A1,
3.54% (C), 06/25/2034	22,977	23,207
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	2,203	2,221
Series 2004-HYB1, Class 2A,
3.41% (C), 05/20/2034	18,449	18,567
Series 2005-22, Class 2A1,
3.47% (C), 11/25/2035	117,197	104,976
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	20,565	20,855
COMM Mortgage Trust
Series 2013-SFS, Class A2,
2.99% (C), 04/12/2035 (A)	125,000	122,564
Series 2014-PAT, Class A,
1-Month LIBOR + 0.80%, 2.52% (C), 08/13/2027 (A)	198,000	198,001
Series 2014-TWC, Class A,
1-Month LIBOR + 0.85%, 2.57% (C), 02/13/2032 (A)	2,015,000	2,016,280
Series 2014-TWC, Class B,
1-Month LIBOR + 1.60%, 3.32% (C), 02/13/2032 (A)	500,000	500,477
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	428,865
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.74% (C), 07/10/2038	17,274	17,275
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	25,665	26,363
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	4,865	4,892
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	38,997	39,474
Federal Home Loan Mortgage Corp.
Series K070, Class A2,
3.30% (C), 11/25/2027	553,000	555,530
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class B,
4.97%, 12/10/2041	31,754	31,826
GS Mortgage Securities Corp. II
Series 2013-KING, Class A,
2.71%, 12/10/2027 (A)	125,371	124,952
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	750,000	761,922
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.40% (C), 08/10/2044 (A)	200,000	195,077

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 2.22% (C), 03/25/2035 (A)	$ 162,665	$ 151,999
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.22% (C), 09/25/2035 (A)	100,126	90,035
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	59,208	60,835
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	34,370	35,369
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	56,927	60,010
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	76,355	65,492
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (C), 08/25/2022 (A)	1,135,000	1,119,900
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.22% (C), 05/25/2036	103,334	98,293
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.22% (C), 08/25/2036	19,321	18,975
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class B,
5.02% (C), 01/12/2037	229,360	232,719
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (C), 05/15/2045	93,060	1
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
3.59% (C), 11/25/2033	36,339	37,032
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	156,901
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class A2,
6.32% (C), 04/15/2041	727	738
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.63% (C), 04/21/2034	45,305	46,409
Series 2004-13, Class 3A7,
3.47% (C), 11/21/2034	25,298	25,948
Series 2004-3, Class 4A2,
3.22% (C), 04/25/2034	29,758	27,937
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	7,245	7,259
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	4,240	4,243
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (A)	17,560	14,151
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 2.49% (C), 10/25/2028	325,230	323,075
Series 2004-1, Class 2A1,
3.33% (C), 12/25/2034	73,988	74,464
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.33% (C), 04/25/2029	228,382	225,230

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	$ 350,000	$ 356,003
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	81,005	82,257
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (A)	33,173	33,173
Series 2012-XA, Class B,
0.25%, 07/27/2049 (A)	78,950	74,217
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	9,606	9,762
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,352
PFP, Ltd.
Series 2015-2, Class A,
1-Month LIBOR + 1.45%, 3.24% (C), 07/14/2034 (A)	75,500	75,548
Series 2015-2, Class C,
1-Month LIBOR + 3.25%, 5.04% (C), 07/14/2034 (A)	340,000	342,124
Series 2015-2, Class D,
1-Month LIBOR + 4.00%, 5.79% (C), 07/14/2034 (A)	100,000	100,203
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	188,613	44,608
RAIT Trust
Series 2015-FL5, Class B,
1-Month LIBOR + 3.90%, 5.64% (C), 01/15/2031 (A)	295,000	295,280
RALI Trust
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	10,612	10,609
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	157,106
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1-Month LIBOR + 1.40%, 3.19% (C), 08/15/2032 (A)	3,428	3,426
Series 2015-CRE4, Class B,
1-Month LIBOR + 3.00%, 4.79% (C), 08/15/2032 (A)	153,000	151,470
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.58% (C), 04/20/2033	141,483	138,945
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.42% (C), 12/20/2034	113,377	111,691
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 2.52% (C), 09/20/2034	256,737	246,661
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 2.50% (C), 10/20/2034	199,345	194,881

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.69% (C), 02/25/2034	$ 278,297	$ 280,572
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.51% (C), 01/19/2034	308,434	300,902
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 2.51% (C), 03/19/2034	292,691	289,030
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.47% (C), 10/19/2034	48,104	46,354
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.06% (C), 07/19/2035	136,455	132,663
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	58,298	59,324
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
3.03% (C), 12/25/2044	99,482	99,937
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class C,
5.48% (C), 08/15/2039	240,000	239,431
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	231,000	231,233
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	131,887
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	287,461
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.34% (C), 05/10/2063 (A)	766,800	35,509
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1.00%, 12/15/2020	1,200,000	1,200,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	538,646
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	407,046
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.08% (C), 03/15/2045 (A)	594,837	4
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
3.36% (C), 10/25/2033	96,150	97,312
Series 2003-AR6, Class A1,
3.25% (C), 06/25/2033	28,392	28,657
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	52,606	54,179
Series 2003-S9, Class A8,
5.25%, 10/25/2033	51,228	52,324
Series 2004-AR3, Class A2,
3.27% (C), 06/25/2034	18,421	18,801

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	$ 152,545	$ 147,019
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) *1-Month LIBOR + 5.05%, 3.18% (C), 04/25/2035	495,750	46,017
Series 2005-3, Class CX,
5.50%, 05/25/2035	169,359	32,699
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P, 03/25/2033	3,445	3,024
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.71% (C), 03/18/2028 (A)	400,000	397,480
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	781,552	782,358
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,057,401
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
3.37% (C), 06/25/2033	82,715	83,606
Series 2003-K, Class 1A1,
3.57% (C), 11/25/2033	12,738	12,908
Series 2004-EE, Class 3A1,
3.79% (C), 12/25/2034	78,865	81,807
Series 2004-I, Class 1A1,
3.70% (C), 07/25/2034	79,243	80,964
Series 2004-P, Class 2A1,
3.54% (C), 09/25/2034	91,350	93,662
Series 2004-V, Class 1A1,
3.56% (C), 10/25/2034	24,414	24,774
Series 2005-AR16, Class 2A1,
3.81% (C), 02/25/2034	77,934	79,821
Series 2005-AR3, Class 1A1,
3.52% (C), 03/25/2035	311,210	319,855
Series 2005-AR8, Class 2A1,
3.79% (C), 06/25/2035	21,921	22,432

Total Mortgage-Backed Securities (Cost $22,152,175)		22,308,806

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (E)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	65,000	84,164

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	246,217
5.65%, 11/01/2040	155,000	197,072

		443,289

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 0.0% (E)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	$ 106,000	$ 108,374
4.80%, 06/01/2111	130,000	142,094

		250,468

Total Municipal Government Obligations (Cost $708,676)		777,921

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.5%
Federal Home Loan Banks
5.50%, 07/15/2036	150,000	199,894
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 2.33% (C), 07/15/2042 - 03/15/2044	1,868,103	1,891,666
3.00%, 08/15/2042 - 01/15/2044	3,290,071	3,238,237
1-Year CMT + 2.25%, 3.03% (C), 05/01/2036	27,402	28,934
6-Month LIBOR + 1.79%, 3.32% (C), 10/01/2036	28,918	30,206
6-Month LIBOR + 1.78%, 3.35% (C), 07/01/2036	41,692	43,413
1-Year CMT + 2.25%, 3.44% (C), 02/01/2036	99,088	104,023
12-Month LIBOR + 1.69%, 3.44% (C), 12/01/2036	4,438	4,633
12-Month LIBOR + 1.67%, 3.45% (C), 11/01/2036	31,837	33,118
3.50%, 01/01/2032 - 06/01/2043	2,906,631	2,932,494
1-Year CMT + 2.37%, 3.54% (C), 09/01/2034	53,693	56,706
6-Month LIBOR + 1.71%, 3.55% (C), 08/01/2036	32,543	33,746
6-Month LIBOR + 1.92%, 3.57% (C), 03/01/2037	34,303	35,932
1-Year CMT + 2.36%, 3.61% (C), 10/01/2036	32,308	33,920
1-Year CMT + 2.25%, 3.70% (C), 01/01/2035	30,377	31,805
12-Month LIBOR + 1.94%, 3.74% (C), 06/01/2036	114,545	120,954
6-Month LIBOR + 2.11%, 3.80% (C), 02/01/2037	60,133	63,357
4.00%, 06/01/2042 - 01/01/2046	2,757,982	2,856,925
4.50%, 05/01/2041	289,425	306,190
5.00%, 04/01/2018	335	336
5.50%, 06/01/2020 - 08/01/2038	37,058	40,613
6.00%, 10/01/2019 - 12/01/2034	137,366	145,428
6.50%, 09/01/2019 - 11/01/2036	28,374	31,857
7.00%, 01/01/2031	80,091	88,574
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	1,500,000	1,451,766
1-Month LIBOR + 0.70%, 2.28% (C), 09/25/2022	474,972	476,160
2.36%, 08/25/2022	987,530	967,004
2.60%, 09/25/2020	103,434	102,953
2.62%, 01/25/2023	1,250,000	1,232,622
2.72%, 07/25/2026	896,000	866,400
2.77%, 05/25/2025	750,000	728,312
2.81%, 09/25/2024	591,000	582,751
2.84%, 09/25/2022	574,000	571,333
2.93%, 01/25/2023	693,000	691,387
3.04%, 07/25/2024	2,500,000	2,490,961
3.08%, 01/25/2031	1,179,000	1,158,364
3.39%, 03/25/2024	857,000	875,712
3.49%, 01/25/2024	1,300,000	1,334,916

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.97% (C), 07/15/2037	$ 287,337	$ 287,347
1-Month LIBOR + 0.35%, 2.13% (C), 06/15/2043	1,130,506	1,128,536
1-Month LIBOR + 0.40%, 2.18% (C), 10/15/2041	375,119	376,908
1-Month LIBOR + 0.44%, 2.22% (C), 02/15/2037	10,377	10,395
1-Month LIBOR + 0.45%, 2.23% (C), 03/15/2039 - 08/15/2039	280,316	280,935
1-Month LIBOR + 0.55%, 2.33% (C), 08/15/2037	565,787	567,560
1-Month LIBOR + 0.68%, 2.46% (C), 11/15/2037	315,703	319,980
4.00%, 12/15/2041	382,791	398,685
4.50%, 02/15/2020	4,384	4,396
5.00%, 12/15/2022 - 05/15/2041	675,897	723,004
5.50%, 12/15/2022 - 05/15/2038	622,336	678,352
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (C), 05/15/2041	99,109	100,873
6.00%, 05/15/2027 - 09/15/2036	1,208,219	1,322,024
6.38%, 03/15/2032	98,005	109,548
6.40%, 11/15/2023	27,185	28,498
6.50%, 08/15/2031 - 07/15/2036	519,070	584,266
7.00%, 03/15/2024 - 05/15/2032	840,983	937,767
7.25%, 09/15/2030 - 12/15/2030	215,589	245,269
7.50%, 02/15/2023 - 08/15/2030	94,050	102,733
(1.25) * 1-Month LIBOR + 10.13%, 7.90% (C), 07/15/2032	53,764	60,394
8.00%, 01/15/2030	166,213	192,697
8.50%, 09/15/2020	221	225
(2.00) * 1-Month LIBOR + 13.29%, 9.73% (C), 07/15/2033	35,641	40,354
(1.83) * 1-Month LIBOR + 14.76%, 11.50% (C), 09/15/2033	8,278	9,935
(3.33) * 1-Month LIBOR + 17.50%, 11.58% (C), 02/15/2040	92,678	109,908
(3.67) * 1-Month LIBOR + 24.49%, 17.98% (C), 06/15/2034	44,883	52,699
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.59% (C), 01/15/2040	179,375	10,572
(1.00) *1-Month LIBOR + 6.00%, 4.22% (C), 11/15/2037 - 02/15/2039	125,331	16,224
(1.00) *1-Month LIBOR + 6.20%, 4.42% (C), 06/15/2038	286,079	39,436
4.50%, 07/15/2037	15,996	238
(1.00) *1-Month LIBOR + 6.37%, 4.59% (C), 10/15/2037	519,917	70,105
(1.00) *1-Month LIBOR + 6.42%, 4.64% (C), 11/15/2037	63,850	6,508
(1.00) *1-Month LIBOR + 6.80%, 5.02% (C), 04/15/2038	45,693	5,899
(1.00) *1-Month LIBOR + 7.10%, 5.32% (C), 07/15/2036	14,410	1,122
(1.00) *1-Month LIBOR + 8.00%, 6.22% (C), 03/15/2032	32,699	5,771
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 01/15/2040	268,806	235,793
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.00% (C), 07/25/2032	156,107	162,985
12-MTA + 1.20%, 2.40% (C), 10/25/2044	215,231	217,887

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates (continued)
6.50%, 02/25/2043	$ 148,010	$ 168,748
7.00%, 02/25/2043	46,326	52,811
7.50% (C), 08/25/2042	66,432	77,949
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	50,030	10,207
Federal National Mortgage Association
Zero Coupon, 10/09/2019	675,000	651,095
1-Month LIBOR + 0.35%, 1.93% (C), 01/01/2023	892,819	892,970
1.94%, 07/01/2019	931,620	922,585
1-Month LIBOR + 0.35%, 1.97% (C), 09/25/2042	545,126	542,184
2.03%, 03/25/2019 - 08/01/2019	895,771	892,380
1-Month LIBOR + 0.48%, 2.06% (C), 09/01/2024	931,021	929,544
1-Month LIBOR + 0.50%, 2.09% (C), 08/25/2019	52,748	52,744
1-Month LIBOR + 0.26%, 2.13% (C), 11/25/2046	164,269	164,537
2.34%, 01/01/2023	921,990	899,663
2.38%, 12/01/2022 - 10/01/2026	1,938,308	1,868,000
2.39% (C), 01/25/2023	843,010	825,451
2.40%, 02/01/2023	998,286	978,943
1-Month LIBOR + 0.55%, 2.42% (C), 08/25/2042	495,880	501,198
2.46%, 02/01/2023	884,933	868,019
2.49%, 05/25/2026	1,000,000	947,661
2.51%, 06/01/2023	908,218	891,087
1-Month LIBOR + 0.93%, 2.52% (C), 11/25/2022	447,774	450,906
2.52%, 05/01/2023	1,000,000	983,275
2.57%, 08/01/2028	2,850,000	2,692,338
2.61% (C), 10/25/2021	925,658	920,926
2.65%, 08/01/2022	500,000	495,247
2.66%, 12/01/2022	995,548	983,878
2.67%, 07/01/2022	1,500,000	1,487,206
2.70%, 07/01/2026	1,500,000	1,448,953
2.71%, 04/01/2023	1,320,108	1,307,209
2.77%, 06/01/2023	863,769	857,433
2.86%, 06/01/2028	642,165	624,568
2.90%, 06/25/2027	1,346,469	1,303,427
2.92%, 12/01/2024	1,000,000	996,055
2.97%, 06/01/2030	1,321,000	1,286,711
2.98%, 08/25/2029	733,000	708,722
3.00%, 01/01/2043	686,413	674,767
3.02% (C), 08/25/2024	636,000	636,006
3.03%, 12/01/2021	441,711	444,141
3.08% (C), 06/25/2027	1,016,000	1,004,277
3.08%, 01/01/2028	2,000,000	1,980,710
3.09% (C), 04/25/2027	1,167,000	1,156,053
3.10%, 09/01/2025 - 01/01/2028	3,000,000	2,985,741
3.12%, 01/01/2022 - 11/01/2026	1,484,568	1,475,347
3.16%, 01/01/2030	2,000,000	1,968,517
3.19%, 02/25/2030	392,000	383,184
3.24%, 10/01/2026 - 12/01/2026	1,941,695	1,956,098
3.26%, 04/01/2029	2,000,000	1,997,904
3.29%, 08/01/2026	2,500,000	2,528,580
3.30%, 12/01/2026 - 04/25/2029	1,933,136	1,935,289
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,022,142
3.36%, 12/01/2027	1,062,604	1,075,645
3.38%, 12/01/2023	1,493,979	1,521,901
3.42%, 05/01/2024	600,000	613,375
3.45%, 01/01/2024	982,465	1,004,041
1-Year CMT + 2.24%, 3.47% (C), 01/01/2036	36,196	38,019
3.50%, 08/01/2032 - 01/01/2044	4,905,474	4,949,359

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.59%, 10/01/2020	$ 92,693	$ 94,510
3.64%, 10/01/2020	1,273,920	1,300,292
3.73%, 06/25/2021	500,000	511,922
3.74%, 07/01/2023	488,964	504,467
3.76%, 04/25/2021 - 12/01/2035	3,313,136	3,399,820
12-Month LIBOR + 1.79%, 3.79% (C), 01/01/2038	7,321	7,562
3.84%, 06/01/2018	232,553	232,216
3.86%, 07/01/2021	891,386	918,313
3.87%, 08/01/2021	901,083	929,288
3.92%, 08/01/2021	1,398,632	1,442,169
3.94%, 07/01/2021	500,000	515,988
3.97%, 06/01/2021 - 07/01/2021	907,424	936,000
3.98%, 08/01/2021	931,037	960,966
3.99%, 07/01/2021	372,511	384,520
4.00%, 07/01/2042 - 08/01/2044	2,464,906	2,541,731
4.02%, 08/01/2021 - 11/01/2028	1,538,131	1,593,728
4.05%, 08/01/2021	754,904	781,322
4.06%, 07/01/2021 - 09/01/2021	1,419,732	1,469,667
4.16%, 03/01/2021	443,264	458,393
4.23%, 03/01/2020	822,912	843,103
4.25%, 04/01/2021	500,000	519,408
4.26%, 06/01/2021	319,117	329,989
4.38%, 04/01/2020	143,655	148,015
4.39%, 05/01/2021	234,711	243,491
4.45%, 07/01/2026	452,789	482,579
4.50%, 08/01/2018 - 03/01/2019	28,840	29,056
4.65%, 06/01/2021	905,648	946,637
5.00%, 09/01/2018 - 08/01/2040	276,102	293,538
5.50%, 07/01/2022 - 05/01/2036	241,956	258,029
6.00%, 12/01/2032 - 11/01/2037	391,573	433,145
6.50%, 08/01/2020 - 10/01/2036	64,176	71,689
8.00%, 11/01/2037	5,519	6,039
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 1.75% (C), 06/27/2036	32,096	31,497
1-Month LIBOR + 0.30%, 2.17% (C), 08/25/2041	235,303	234,393
1-Month LIBOR + 0.35%, 2.22% (C), 04/25/2035 - 08/25/2036	89,054	89,220
1-Month LIBOR + 0.40%, 2.27% (C), 10/25/2042	517,411	516,023
1-Month LIBOR + 0.50%, 2.37% (C), 05/25/2035 - 10/25/2042	1,163,845	1,172,877
3.00%, 01/25/2046	573,635	571,264
4.00%, 10/25/2025 - 04/25/2033	873,848	898,215
4.50%, 07/25/2029	1,000,000	1,052,132
5.00%, 09/25/2023 - 08/25/2040	1,319,761	1,435,964
(1.33) * 1-Month LIBOR + 7.47%, 5.25% (C), 08/25/2033	51,714	51,555
5.39% (C), 07/25/2023	89,351	95,217
5.44% (C), 12/25/2042	119,841	126,192
5.50%, 04/25/2023 - 07/25/2038	1,569,267	1,687,666
5.75%, 06/25/2033	207,806	229,093
6.00%, 11/25/2032 - 11/25/2039	462,139	504,873
6.03% (C), 12/25/2042	64,108	70,706
6.50%, 02/25/2022 - 05/25/2044	495,928	552,492
6.50% (C), 10/25/2042	24,400	27,845
7.00%, 03/25/2031 - 11/25/2041	934,468	1,061,781
(1.88) * 1-Month LIBOR + 11.28%, 7.76% (C), 07/25/2035	106,593	114,715
8.00%, 05/25/2022	12,277	13,101
(1.67) * 1-Month LIBOR + 12.50%, 9.38% (C), 09/25/2033	10,947	12,244
(2.50) * 1-Month LIBOR + 13.75%, 9.59% (C), 07/25/2033	25,161	28,296

The notes are an integral part of this report. Transamerica Series Trust	Page 24	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (C), 03/25/2032	$ 4,740	$ 5,878
(2.00) * 1-Month LIBOR + 14.00%, 10.26% (C), 03/25/2038	7,047	7,851
(1.83) * 1-Month LIBOR + 14.48%, 11.05% (C), 12/25/2032	7,064	8,122
(2.75) * 1-Month LIBOR + 16.50%, 11.35% (C), 05/25/2034	25,604	30,835
(2.00) * 1-Month LIBOR + 15.50%, 11.88% (C), 11/25/2031	23,699	29,904
(2.50) * 1-Month LIBOR + 17.38%, 12.70% (C), 07/25/2035	72,124	92,706
(2.75) * 1-Month LIBOR + 19.53%, 14.38% (C), 04/25/2034 - 05/25/2034	142,759	187,280
(2.75) * 1-Month LIBOR + 19.80%, 14.65% (C), 08/25/2032	10,571	10,952
(4.00) * 1-Month LIBOR + 24.00%, 16.51% (C), 05/25/2034	12,212	15,699
(3.50) * 1-Month LIBOR + 23.10%, 16.55% (C), 06/25/2035	63,831	74,124
(3.67) * 1-Month LIBOR + 24.57%, 17.70% (C), 03/25/2036	22,203	32,571
(4.00) * 1-Month LIBOR + 26.20%, 18.71% (C), 10/25/2036	8,360	12,372
(4.00) * 1-Month LIBOR + 26.56%, 19.07% (C), 12/25/2036	12,049	16,748
(3.25) * 1-Month LIBOR + 25.19%, 19.11% (C), 02/25/2032	3,783	4,961
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.91% (C), 08/25/2042	331,910	8,109
1.36% (C), 01/25/2038	51,702	1,926
1.53% (C), 04/25/2041	122,509	5,994
(1.00) *1-Month LIBOR + 5.85%, 3.98% (C), 09/25/2038	151,346	16,205
(1.00) *1-Month LIBOR + 5.91%, 4.04% (C), 02/25/2038	98,168	11,819
(1.00) *1-Month LIBOR + 6.10%, 4.23% (C), 06/25/2037	54,842	7,130
(1.00) *1-Month LIBOR + 6.18%, 4.31% (C), 12/25/2039	16,393	1,917
(1.00) *1-Month LIBOR + 6.20%, 4.33% (C), 03/25/2038	15,830	2,036
(1.00) *1-Month LIBOR + 6.42%, 4.55% (C), 04/25/2040	29,352	3,902
(1.00) *1-Month LIBOR + 6.50%, 4.63% (C), 06/25/2023	15,613	658
(1.00) *1-Month LIBOR + 6.53%, 4.66% (C), 01/25/2041	340,144	55,894
(1.00) *1-Month LIBOR + 6.54%, 4.67% (C), 09/25/2037	56,805	8,935
(1.00) *1-Month LIBOR + 6.55%, 4.68% (C), 02/25/2039	39,903	6,256
(1.00) *1-Month LIBOR + 6.58%, 4.71% (C), 06/25/2036	37,526	5,146
(1.00) *1-Month LIBOR + 6.70%, 4.83% (C), 03/25/2036	659,498	111,624
5.00%, 03/25/2023	1,914	11
(1.00) *1-Month LIBOR + 7.15%, 5.28% (C), 07/25/2037	103,625	20,225
6.50%, 05/25/2033	29,664	6,159
7.00%, 06/25/2033	38,080	9,197
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	2,138,348	1,713,936

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	$ 61,276	$ 54,766
05/15/2030, MTN	400,000	268,575
Financing Corp., Principal Only STRIPS
Series 1P,
05/11/2018	1,700,000	1,696,457
FREMF Mortgage Trust
3.58% (C), 11/25/2049 (A)	529,000	517,435
3.68% (C), 01/25/2048 (A)	760,000	743,109
3.84% (C), 07/25/2049 (A)	420,000	423,838
4.07% (C), 11/25/2047 (A)	640,000	623,722
Government National Mortgage Association
1.65%, 01/20/2063	1,152,758	1,134,407
1-Month LIBOR + 0.30%, 1.87% (C), 08/20/2060	23,415	23,425
1-Month LIBOR + 0.34%, 1.91% (C), 12/20/2062	289,658	288,998
1-Month LIBOR + 0.40%, 1.97% (C), 12/20/2060	720,375	719,945
1-Month LIBOR + 0.41%, 1.98% (C), 03/20/2063	683,751	683,574
2.00%, 05/16/2049	129,369	124,802
1-Month LIBOR + 0.43%, 2.00% (C), 04/20/2060	150,569	150,778
1-Month LIBOR + 0.45%, 2.02% (C), 11/20/2059 - 08/20/2067	1,723,845	1,727,746
1-Month LIBOR + 0.47%, 2.04% (C), 01/20/2061 - 08/20/2065	3,445,671	3,452,436
1-Month LIBOR + 0.48%, 2.05% (C), 02/20/2065	1,203,952	1,207,440
2.07% (C), 07/16/2048	52,203	50,550
1-Month LIBOR + 0.50%, 2.07% (C), 06/20/2064 - 07/20/2064	3,305,152	3,317,945
1-Month LIBOR + 0.52%, 2.09% (C), 10/20/2062 - 09/20/2065	948,943	952,527
1-Month LIBOR + 0.55%, 2.12% (C), 07/20/2062	75,174	75,265
1-Month LIBOR + 0.58%, 2.15% (C), 09/20/2062 - 05/20/2066	1,179,242	1,182,246
1-Month LIBOR + 0.65%, 2.22% (C), 01/20/2064 - 03/20/2064	2,510,936	2,528,050
1-Month LIBOR + 0.66%, 2.23% (C), 12/20/2065	466,598	471,755
1-Month LIBOR + 0.70%, 2.27% (C), 05/20/2061	111,141	111,347
2.50%, 09/16/2056	53,265	52,190
1-Month LIBOR + 1.00%, 2.57% (C), 12/20/2066	498,344	509,726
3.50%, 11/20/2039 - 06/20/2046	1,829,947	1,845,743
4.74% (C), 10/20/2043	896,781	956,022
5.00%, 04/16/2023	256,516	260,435
5.49% (C), 01/20/2038	421,220	460,623
5.50%, 11/20/2020 - 09/20/2039	1,705,528	1,850,740
5.55% (C), 07/20/2040	285,016	312,597
5.86% (C), 12/20/2038	118,892	131,644
6.00%, 09/20/2038 - 08/20/2039	223,590	251,689
6.50%, 10/16/2024 - 06/20/2033	1,150,885	1,289,800
7.33%, 11/20/2030	15,644	17,709
8.00%, 06/20/2030	17,072	19,606
8.50%, 02/16/2030	139,933	158,873
9.00%, 05/16/2027	9,632	9,625
(2.00) * 1-Month LIBOR + 13.40%, 9.76% (C), 10/20/2037	27,475	30,323
(2.41) * 1-Month LIBOR + 16.43%, 12.13% (C), 06/17/2035	20,699	23,628

The notes are an integral part of this report. Transamerica Series Trust	Page 25	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
(2.20) * 1-Month LIBOR + 16.72%, 12.79% (C), 05/18/2034	$ 1,473	$ 1,672
(3.00) * 1-Month LIBOR + 20.21%, 14.74% (C), 09/20/2037	12,049	14,836
(2.75) * 1-Month LIBOR + 19.66%, 14.75% (C), 04/16/2034	41,088	55,827
(3.50) * 1-Month LIBOR + 23.28%, 16.90% (C), 04/20/2037	41,766	56,505
(4.91) * 1-Month LIBOR + 29.46%, 20.52% (C), 09/20/2034	22,414	31,496
Government National Mortgage Association, Interest Only STRIPS
(1.00) *1-Month LIBOR + 5.70%, 3.88% (C), 12/20/2038	46,785	4,707
(1.00) *1-Month LIBOR + 5.83%, 4.01% (C), 02/20/2038	79,181	8,377
(1.00) *1-Month LIBOR + 6.00%, 4.18% (C), 11/20/2037	71,686	9,269
(1.00) *1-Month LIBOR + 6.08%, 4.26% (C), 06/20/2039	51,140	5,933
(1.00) *1-Month LIBOR + 6.10%, 4.28% (C), 10/20/2034	96,935	13,269
(1.00) *1-Month LIBOR + 6.10%, 4.31% (C), 02/16/2039	27,092	2,822
(1.00) *1-Month LIBOR + 6.20%, 4.38% (C), 03/20/2037 - 06/20/2038	161,057	20,137
(1.00) *1-Month LIBOR + 6.27%, 4.45% (C), 04/20/2039	64,835	7,077
(1.00) *1-Month LIBOR + 6.30%, 4.48% (C), 09/20/2035 - 03/20/2039	203,733	24,148
(1.00) *1-Month LIBOR + 6.40%, 4.61% (C), 05/16/2038 - 06/16/2039	226,294	25,897
(1.00) *1-Month LIBOR + 6.47%, 4.68% (C), 06/16/2037	68,350	8,891
(1.00) *1-Month LIBOR + 6.50%, 4.71% (C), 03/16/2034	16,662	86
(1.00) *1-Month LIBOR + 6.55%, 4.73% (C), 11/20/2037 - 12/20/2037	68,057	9,287
(1.00) *1-Month LIBOR + 6.70%, 4.88% (C), 07/20/2036	574	2
(1.00) *1-Month LIBOR + 6.75%, 4.93% (C), 07/20/2037	130,756	18,696
(1.00) *1-Month LIBOR + 6.78%, 4.95% (C), 08/20/2037	90,159	12,411
(1.00) *1-Month LIBOR + 6.81%, 5.02% (C), 04/16/2037	42,684	6,203
5.50%, 10/16/2037	119,368	14,014
(1.00) *1-Month LIBOR + 7.95%, 6.16% (C), 04/16/2032	74,339	11,001
6.50%, 03/20/2039	35,764	9,449
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	195,210	171,972
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2021	8,265,000	7,822,575
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	335,000	258,894
Tennessee Valley Authority
4.25%, 09/15/2065	632,000	732,196
4.63%, 09/15/2060	22,000	27,170
5.25%, 09/15/2039	200,000	262,552
5.88%, 04/01/2036	350,000	478,186
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 03/15/2032	1,250,000	974,197
01/15/2038	150,000	75,369

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	$ 318,749	$ 353,637

Total U.S. Government Agency Obligations (Cost $178,326,251)		176,298,062

U.S. GOVERNMENT OBLIGATIONS - 19.5%
U.S. Treasury - 19.3%
U.S. Treasury Bond
2.50%, 02/15/2045	1,400,000	1,278,320
2.75%, 11/15/2042	400,000	386,094
2.88%, 05/15/2043	5,270,000	5,194,655
3.13%, 02/15/2043	800,000	824,656
3.63%, 08/15/2043	1,200,000	1,343,391
3.75%, 11/15/2043	2,230,000	2,547,165
3.88%, 08/15/2040	1,020,000	1,181,527
4.25%, 05/15/2039 - 11/15/2040	1,400,000	1,709,002
4.38%, 02/15/2038 (F)	4,700,000	5,783,020
4.38%, 05/15/2040 - 05/15/2041	1,500,000	1,861,933
4.50%, 05/15/2038 - 08/15/2039	4,000,000	5,029,696
5.25%, 02/15/2029	130,000	160,261
U.S. Treasury Bond, Principal Only STRIPS
08/15/2019 - 08/15/2041	59,674,260	44,614,791
11/15/2031 - 05/15/2034 (F)	8,730,000	5,763,581
U.S. Treasury Note
0.88%, 07/31/2019	70,000	68,797
1.00%, 06/30/2019 - 11/30/2019	530,000	519,934
1.13%, 07/31/2021	3,000,000	2,873,555
1.25%, 07/31/2023	3,000,000	2,800,195
1.38%, 02/15/2020 - 09/30/2023	15,000,000	14,458,672
1.50%, 08/31/2018 - 01/31/2022	3,500,000	3,380,047
1.63%, 08/15/2022 - 08/31/2022	2,000,000	1,924,727
1.75%, 09/30/2022 - 01/31/2023	1,728,000	1,665,820
2.00%, 10/31/2021 - 02/15/2025	4,650,000	4,506,082
2.13%, 05/15/2025	1,500,000	1,444,512
2.25%, 11/15/2025	1,200,000	1,161,516
2.63%, 08/15/2020 - 11/15/2020	5,200,000	5,232,522
3.63%, 02/15/2021	1,000,000	1,034,219
U.S. Treasury Note, Principal Only STRIPS
11/15/2019	1,200,000	1,157,146

		119,905,836

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	229,238	289,331
2.50%, 01/15/2029	115,388	136,680
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	459,917	457,117
1.38%, 01/15/2020	347,126	354,589

		1,237,717

Total U.S. Government Obligations (Cost $121,246,006)		121,143,553

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (K)	10,335,260	10,335,260

Total Securities Lending Collateral (Cost $10,335,260)		10,335,260

The notes are an integral part of this report. Transamerica Series Trust	Page 26	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.9%

Fixed Income Clearing Corp., 0.74% (K), dated 03/29/2018, to be repurchased at $24,278,897 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation and a U.S Government Obligation, 2.15% - 3.63%, due 08/15/2019 - 02/14/2020, and with a total value of $24,763,803.

	$ 24,276,900	$ 24,276,900

Total Repurchase Agreement (Cost $24,276,900)		24,276,900

Total Investments (Cost $632,004,520)		628,676,473
Net Other Assets (Liabilities) - (1.5)%		(9,004,769)

Net Assets - 100.0%		$ 619,671,704

The notes are an integral part of this report. Transamerica Series Trust	Page 27	March 31, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$87,813,513	$—	$87,813,513
Corporate Debt Securities	—	178,993,090	21,391	179,014,481
Foreign Government Obligations	—	6,707,977	—	6,707,977
Mortgage-Backed Securities	—	22,308,806	—	22,308,806
Municipal Government Obligations	—	777,921	—	777,921
U.S. Government Agency Obligations	—	176,298,062	—	176,298,062
U.S. Government Obligations	—	121,143,553	—	121,143,553
Securities Lending Collateral	10,335,260	—	—	10,335,260
Repurchase Agreement	—	24,276,900	—	24,276,900

Total Investments	$10,335,260	$618,319,822	$21,391	$628,676,473

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $124,007,959, representing 20.0% of the Portfolio’s net assets.
(B)	Illiquid security. At March 31, 2018, the value of such securities amounted to $8,774,012 or 1.4% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the total value of securities is $620,911, representing 0.1% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,122,026. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2018; the maturity date disclosed is the ultimate maturity date.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rates disclosed reflect the yields at March 31, 2018.
(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 28	March 31, 2018 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.3%
Boeing Co.	16,900	$ 5,541,172
General Dynamics Corp.	70,465	15,565,719
Harris Corp.	11,180	1,803,110
Northrop Grumman Corp.	42,054	14,681,892
United Technologies Corp.	108,705	13,677,263

		51,269,156

Airlines - 0.6%
Delta Air Lines, Inc.	207,651	11,381,351
United Continental Holdings, Inc. (A)	23,923	1,661,931

		13,043,282

Auto Components - 0.3%
Aptiv PLC	50,043	4,252,154
Delphi Technologies PLC	54,314	2,588,062

		6,840,216

Automobiles - 0.5%
Ford Motor Co.	936,190	10,372,985

Banks - 5.9%
Bank of America Corp.	1,510,958	45,313,630
BB&T Corp.	146,600	7,629,064
Citigroup, Inc.	478,424	32,293,620
Fifth Third Bancorp	36,700	1,165,225
Huntington Bancshares, Inc.	144,000	2,174,400
KeyCorp	367,763	7,189,767
SunTrust Banks, Inc.	57,080	3,883,723
SVB Financial Group (A)	13,904	3,337,099
Wells Fargo & Co.	557,097	29,197,454

		132,183,982

Beverages - 2.4%
Coca-Cola Co.	124,172	5,392,790
Constellation Brands, Inc., Class A	29,498	6,723,184
Molson Coors Brewing Co., Class B	200,181	15,079,635
PepsiCo, Inc.	244,147	26,648,645

		53,844,254

Biotechnology - 2.5%
AbbVie, Inc.	100,915	9,551,605
Alexion Pharmaceuticals, Inc. (A)	23,973	2,672,031
Amgen, Inc.	33,000	5,625,840
Biogen, Inc. (A)	38,044	10,417,208
BioMarin Pharmaceutical, Inc. (A)	9,522	771,948
Celgene Corp. (A)	76,647	6,837,679
Gilead Sciences, Inc.	146,623	11,053,908
Vertex Pharmaceuticals, Inc. (A)	53,139	8,660,594

		55,590,813

Building Products - 0.7%
Allegion PLC	87,330	7,448,376
Masco Corp.	231,236	9,351,184

		16,799,560

Capital Markets - 3.5%
Bank of New York Mellon Corp.	180,771	9,315,130
BlackRock, Inc.	12,200	6,608,984

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Charles Schwab Corp.	229,505	$ 11,984,751
CME Group, Inc.	7,000	1,132,180
Intercontinental Exchange, Inc.	121,421	8,805,451
Morgan Stanley	416,154	22,455,670
State Street Corp.	181,536	18,104,585

		78,406,751

Chemicals - 2.1%
Celanese Corp., Series A	53,116	5,322,754
DowDuPont, Inc.	435,428	27,741,118
Eastman Chemical Co.	135,470	14,302,923

		47,366,795

Communications Equipment - 0.3%
Cisco Systems, Inc.	141,919	6,086,906

Construction Materials - 0.1%
Vulcan Materials Co.	11,200	1,278,704

Consumer Finance - 1.0%
American Express Co.	108,769	10,145,973
Capital One Financial Corp.	125,243	12,000,784

		22,146,757

Containers & Packaging - 0.4%
Crown Holdings, Inc. (A)	49,055	2,489,541
WestRock Co.	88,816	5,699,323

		8,188,864

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	40,600	1,031,646

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (A)	175,918	35,092,123
Voya Financial, Inc.	92,560	4,674,280

		39,766,403

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	144,800	5,162,120
Verizon Communications, Inc.	164,740	7,877,867

		13,039,987

Electric Utilities - 2.4%
American Electric Power Co., Inc.	145,026	9,947,333
Exelon Corp.	160,267	6,252,016
NextEra Energy, Inc.	134,045	21,893,570
PG&E Corp.	47,500	2,086,675
Xcel Energy, Inc.	299,114	13,603,705

		53,783,299

Electrical Equipment - 0.6%
Eaton Corp. PLC	183,654	14,675,791

Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity, Ltd.	20,065	2,004,493

Equity Real Estate Investment Trusts - 2.3%
American Tower Corp.	24,588	3,573,620
AvalonBay Communities, Inc.	55,847	9,184,598
Brixmor Property Group, Inc.	55,800	850,950
Digital Realty Trust, Inc.	15,600	1,643,928
Equinix, Inc.	8,700	3,637,818
Equity Residential	130,184	8,021,938
Federal Realty Investment Trust	30,260	3,513,488

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
HCP, Inc.	127,280	$ 2,956,714
Prologis, Inc.	35,430	2,231,736
Public Storage	45,903	9,198,502
Vornado Realty Trust	93,769	6,310,654

		51,123,946

Food & Staples Retailing - 0.9%
CVS Health Corp.	99,600	6,196,116
Kroger Co.	159,629	3,821,518
Walgreens Boots Alliance, Inc.	141,240	9,246,983

		19,264,617

Food Products - 1.1%
Kraft Heinz Co.	60,221	3,751,166
Mondelez International, Inc., Class A	480,178	20,037,828

		23,788,994

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	244,810	14,669,015
Becton Dickinson and Co.	38,352	8,310,878
Boston Scientific Corp. (A)	436,995	11,938,703
Cooper Cos., Inc.	5,023	1,149,313
Danaher Corp.	59,617	5,837,101
Intuitive Surgical, Inc. (A)	8,200	3,385,206
Medtronic PLC	118,800	9,530,136
Zimmer Biomet Holdings, Inc.	95,757	10,441,343

		65,261,695

Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	50,900	4,388,089
Cigna Corp.	83,889	14,071,541
UnitedHealth Group, Inc.	176,600	37,792,400

		56,252,030

Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc.	102,033	8,036,119
Royal Caribbean Cruises, Ltd.	32,422	3,817,366
Starbucks Corp.	58,100	3,363,409
Yum! Brands, Inc.	60,500	5,150,365

		20,367,259

Household Durables - 0.4%
Lennar Corp., Class A	123,900	7,302,666
Toll Brothers, Inc.	35,796	1,548,177

		8,850,843

Household Products - 0.8%
Colgate-Palmolive Co.	118,400	8,486,912
Procter & Gamble Co.	130,690	10,361,103

		18,848,015

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	174,070	25,154,856

Insurance - 2.4%
American International Group, Inc.	314,120	17,094,411
Arthur J. Gallagher & Co.	42,985	2,954,359
Chubb, Ltd.	10,890	1,489,425
Everest Re Group, Ltd.	9,116	2,341,171
Hartford Financial Services Group, Inc.	204,058	10,513,068

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	92,400	$ 6,750,744
MetLife, Inc.	281,852	12,934,188

		54,077,366

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (A)	42,338	61,277,481
Booking Holdings, Inc. (A)	2,534	5,271,708
Expedia Group, Inc.	22,800	2,517,348
Netflix, Inc. (A)	14,900	4,400,715

		73,467,252

Internet Software & Services - 5.1%
Alphabet, Inc., Class A (A)	39,279	40,737,822
Alphabet, Inc., Class C (A)	38,110	39,321,517
Facebook, Inc., Class A (A)	212,172	33,902,964

		113,962,303

IT Services - 4.0%
Accenture PLC, Class A	125,510	19,265,785
Alliance Data Systems Corp.	10,000	2,128,600
Fidelity National Information Services, Inc.	160,403	15,446,809
International Business Machines Corp.	74,712	11,463,062
Visa, Inc., Class A	313,689	37,523,478
Worldpay, Inc., Class A (A)	59,860	4,922,887

		90,750,621

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	32,453	2,171,106
Illumina, Inc. (A)	14,606	3,453,150
Mettler-Toledo International, Inc. (A)	2,500	1,437,575
Thermo Fisher Scientific, Inc.	39,834	8,224,128

		15,285,959

Machinery - 2.9%
Caterpillar, Inc.	16,700	2,461,246
Cummins, Inc.	34,900	5,656,941
Deere & Co.	43,887	6,816,529
Ingersoll-Rand PLC	203,029	17,361,010
PACCAR, Inc.	102,305	6,769,522
Parker-Hannifin Corp.	12,978	2,219,627
Snap-on, Inc.	55,308	8,160,142
Stanley Black & Decker, Inc.	108,822	16,671,530

		66,116,547

Media - 4.2%
Charter Communications, Inc., Class A (A)	59,248	18,439,163
Comcast Corp., Class A	864,915	29,554,145
DISH Network Corp., Class A (A)	130,381	4,940,136
Sirius XM Holdings, Inc. (C)	385,274	2,404,110
Time Warner, Inc.	60,952	5,764,840
Twenty-First Century Fox, Inc., Class A	411,440	15,095,734
Walt Disney Co.	172,443	17,320,175

		93,518,303

Metals & Mining - 0.4%
Alcoa Corp. (A)	66,100	2,971,856
Freeport-McMoRan, Inc. (A)	195,855	3,441,172
Newmont Mining Corp.	47,653	1,861,803

		8,274,831

Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	204,900	10,294,176

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.7%
Dollar General Corp.	48,300	$ 4,518,465
Dollar Tree, Inc. (A)	129,054	12,247,225

		16,765,690

Oil, Gas & Consumable Fuels - 5.6%
Andeavor	13,300	1,337,448
Chevron Corp.	197,434	22,515,373
Concho Resources, Inc. (A)	52,538	7,898,037
Diamondback Energy, Inc. (A)	84,954	10,748,380
EOG Resources, Inc.	182,584	19,220,618
EQT Corp.	94,735	4,500,860
Exxon Mobil Corp.	280,016	20,891,994
Marathon Petroleum Corp.	115,200	8,422,272
Occidental Petroleum Corp.	135,144	8,778,954
ONEOK, Inc.	83,100	4,730,052
Pioneer Natural Resources Co.	94,401	16,216,204

		125,260,192

Personal Products - 0.7%
Estee Lauder Cos., Inc., Class A	104,700	15,675,684

Pharmaceuticals - 4.8%
Allergan PLC	60,481	10,178,347
Bristol-Myers Squibb Co.	177,526	11,228,519
Eli Lilly & Co.	187,630	14,516,933
Johnson & Johnson	203,079	26,024,574
Merck & Co., Inc.	245,497	13,372,222
Mylan NV (A)	81,250	3,345,063
Pfizer, Inc.	804,544	28,553,267

		107,218,925

Road & Rail - 2.0%
Norfolk Southern Corp.	114,844	15,593,518
Union Pacific Corp.	214,355	28,815,743

		44,409,261

Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	244,769	22,305,799
Broadcom, Ltd.	64,024	15,087,255
Intel Corp.	94,700	4,931,976
Microchip Technology, Inc. (C)	90,185	8,239,302
Micron Technology, Inc. (A)	60,100	3,133,614
NVIDIA Corp.	92,700	21,468,393
Texas Instruments, Inc.	229,181	23,809,614

		98,975,953

Software - 6.2%
Activision Blizzard, Inc.	16,900	1,140,074
Adobe Systems, Inc. (A)	99,316	21,460,201
Intuit, Inc.	43,100	7,471,385
Microsoft Corp.	981,859	89,614,271
Oracle Corp.	294,673	13,481,290
Workday, Inc., Class A (A)	52,675	6,695,519

		139,862,740

Specialty Retail - 3.0%
AutoZone, Inc. (A)	15,100	9,795,219
Best Buy Co., Inc.	100,538	7,036,655
Home Depot, Inc.	146,908	26,184,882
Lowe’s Cos., Inc.	147,623	12,953,918

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (A)	22,573	$ 5,584,109
Ross Stores, Inc.	79,988	6,237,464

		67,792,247

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	486,690	81,656,848
Hewlett Packard Enterprise Co.	611,700	10,729,218
HP, Inc.	416,224	9,123,630

		101,509,696

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	164,092	10,902,272
PVH Corp.	62,513	9,466,344

		20,368,616

Tobacco - 1.4%
Altria Group, Inc.	18,100	1,127,992
Philip Morris International, Inc.	300,302	29,850,019

		30,978,011

Trading Companies & Distributors - 0.3%
Fastenal Co.	95,900	5,235,181
United Rentals, Inc. (A)	6,300	1,088,199

		6,323,380

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	70,860	4,325,294

Total Common Stocks (Cost $1,916,417,113)		2,221,845,946

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
2.03% (D), 01/31/2019 (E)	$ 2,985,000	2,934,906

Total Short-Term U.S. Government Obligation (Cost $2,935,419)		2,934,906

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (D)	10,804,876	10,804,876

Total Securities Lending Collateral (Cost $10,804,876)		10,804,876

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.74% (D), dated 03/29/2018, to be repurchased at $13,226,349 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $13,490,132.	$ 13,225,262	13,225,262

Total Repurchase Agreement (Cost $13,225,262)		13,225,262

Total Investments (Cost $1,943,382,670)		2,248,810,990
Net Other Assets (Liabilities) - (0.3)%		(7,131,764)

Net Assets - 100.0%		$ 2,241,679,226

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	141	06/15/2018	$19,442,551	$18,633,150	$—	$(809,401)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,221,845,946	$—	$—	$2,221,845,946
Short-Term U.S. Government Obligation	—	2,934,906	—	2,934,906
Securities Lending Collateral	10,804,876	—	—	10,804,876
Repurchase Agreement	—	13,225,262	—	13,225,262

Total Investments	$2,232,650,822	$16,160,168	$—	$2,248,810,990

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(809,401)	$—	$—	$(809,401)

Total Other Financial Instruments	$(809,401)	$—	$—	$(809,401)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,536,962. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at March 31, 2018.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $968,470.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
International Alternative Fund - 8.0%
Transamerica Unconstrained Bond (A)	5,912,248	$ 59,654,586

International Equity Funds - 63.7%
Transamerica Developing Markets Equity (A)	1,810,298	23,208,018
Transamerica International Equity (A)	10,142,008	197,160,628
Transamerica International Growth (A)	23,048,567	205,132,242
Transamerica International Small Cap Value (A)	3,777,843	53,532,033

		479,032,921

U.S. Equity Funds - 6.9%
Transamerica Jennison Growth VP (B)	2,447,235	27,482,447
Transamerica Large Cap Value (A)	2,019,591	24,336,077

		51,818,524

U.S. Fixed Income Funds - 14.0%
Transamerica Core Bond (A)	781,123	7,623,759
Transamerica Floating Rate (A)	3,040,605	30,254,022
Transamerica High Yield Bond (A)	1,474,644	13,463,499
Transamerica Intermediate Bond (A)	5,426,852	54,051,450

		105,392,730

U.S. Mixed Allocation Fund - 5.0%
Transamerica PIMCO Total Return VP (B)	3,266,216	37,267,527

Total Investment Companies (Cost $658,732,422)		733,166,288

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Note
1.13%, 01/31/2019 (C)	$ 7,800,000	7,737,844

Total U.S. Government Obligation (Cost $7,741,280)		7,737,844

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.74% (D), dated 03/29/2018, to be repurchased at $4,552,464 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $4,646,435.	4,552,090	4,552,090

Total Repurchase Agreement (Cost $4,552,090)		4,552,090

Total Investments (Cost $671,025,792)		745,456,222
Net Other Assets (Liabilities) - 0.8%		6,190,470

Net Assets - 100.0%		$ 751,646,692

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(992)	06/29/2018	$(112,997,569)	$(113,545,251)	$—	$(547,682)
CAD Currency	Long	580	06/19/2018	45,234,200	45,022,500	—	(211,700)
EURO STOXX 50®	Short	(186)	06/15/2018	(7,623,441)	(7,509,016)	114,425	—
FTSE 100 Index	Short	(76)	06/15/2018	(7,592,826)	(7,457,033)	135,793	—
MSCI EAFE Index	Long	172	06/15/2018	17,516,234	17,205,160	—	(311,074)
MSCI Emerging Markets	Long	315	06/15/2018	19,323,599	18,707,850	—	(615,749)
Russell 2000® E-Mini	Long	145	06/15/2018	11,594,598	11,101,200	—	(493,398)
S&P 500® E-Mini	Short	(136)	06/15/2018	(18,936,814)	(17,972,400)	964,414	—
S&P/TSX 60 Index	Long	324	06/14/2018	46,132,372	45,568,984	—	(563,388)
TOPIX Index	Long	96	06/07/2018	15,279,343	15,486,490	207,147	—
U.S. Treasury Bond	Long	207	06/20/2018	32,008,538	33,217,031	1,208,493	—

Total						$2,630,272	$(2,742,991)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$733,166,288	$—	$—	$733,166,288
U.S. Government Obligation	—	7,737,844	—	7,737,844
Repurchase Agreement	—	4,552,090	—	4,552,090

Total Investments	$733,166,288	$12,289,934	$—	$745,456,222

Other Financial Instruments
Futures Contracts (F)	$2,630,272	$—	$—	$2,630,272

Total Other Financial Instruments	$2,630,272	$—	$—	$2,630,272

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(2,742,991)	$—	$—	$(2,742,991)

Total Other Financial Instruments	$(2,742,991)	$—	$—	$(2,742,991)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $7,132,705.
(D)	Rate disclosed reflects the yield at March 31, 2018.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Auto Components - 0.9%
BorgWarner, Inc.	89,943	$ 4,517,837

Banks - 8.0%
Citizens Financial Group, Inc.	113,349	4,758,391
Fifth Third Bancorp	247,855	7,869,396
First Republic Bank	54,646	5,060,766
Huntington Bancshares, Inc.	263,613	3,980,556
M&T Bank Corp.	53,085	9,786,751
SunTrust Banks, Inc.	116,233	7,908,493
Zions Bancorporation	39,516	2,083,679

		41,448,032

Beverages - 3.1%
Constellation Brands, Inc., Class A	22,367	5,097,886
Dr Pepper Snapple Group, Inc.	68,071	8,058,245
Molson Coors Brewing Co., Class B	35,787	2,695,835

		15,851,966

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	78,730	4,636,410

Capital Markets - 5.6%
Ameriprise Financial, Inc.	33,220	4,914,567
Invesco, Ltd.	153,650	4,918,337
Northern Trust Corp.	58,234	6,005,672
Raymond James Financial, Inc.	57,649	5,154,397
T. Rowe Price Group, Inc.	73,389	7,923,810

		28,916,783

Chemicals - 0.8%
Sherwin-Williams Co.	10,731	4,207,840

Communications Equipment - 1.2%
CommScope Holding Co., Inc. (A)	155,408	6,211,658

Consumer Finance - 1.0%
Ally Financial, Inc.	185,528	5,037,085

Containers & Packaging - 3.5%
Ball Corp.	192,408	7,640,522
Silgan Holdings, Inc.	160,444	4,468,365
WestRock Co.	91,625	5,879,576

		17,988,463

Distributors - 0.8%
Genuine Parts Co.	45,490	4,086,822

Electric Utilities - 2.6%
Edison International	60,820	3,871,801
Westar Energy, Inc.	30,429	1,600,261
Xcel Energy, Inc.	174,330	7,928,529

		13,400,591

Electrical Equipment - 2.4%
Acuity Brands, Inc.	30,403	4,231,794
AMETEK, Inc.	66,176	5,027,391
Hubbell, Inc.	25,430	3,096,865

		12,356,050

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 4.3%
Amphenol Corp., Class A	64,619	$ 5,565,635
Arrow Electronics, Inc. (A)	76,689	5,906,587
CDW Corp.	84,943	5,972,342
Keysight Technologies, Inc. (A)	87,514	4,584,858

		22,029,422

Equity Real Estate Investment Trusts - 10.0%
American Campus Communities, Inc.	59,222	2,287,154
American Homes 4 Rent Trust, Class A	115,752	2,324,300
AvalonBay Communities, Inc.	29,744	4,891,698
Boston Properties, Inc.	40,185	4,951,596
Brixmor Property Group, Inc.	206,312	3,146,258
Essex Property Trust, Inc.	13,348	3,212,597
Federal Realty Investment Trust	33,665	3,908,843
HCP, Inc.	40,536	941,651
JBG SMITH Properties	54,022	1,821,082
Kimco Realty Corp.	173,553	2,499,163
Outfront Media, Inc.	164,687	3,086,234
Park Hotels & Resorts, Inc.	87,751	2,371,032
Rayonier, Inc.	113,358	3,987,935
Regency Centers Corp.	44,531	2,626,438
Vornado Realty Trust	68,081	4,581,851
Weyerhaeuser Co.	105,860	3,705,100
WP Carey, Inc.	23,481	1,455,587

		51,798,519

Food & Staples Retailing - 1.0%
Kroger Co.	206,287	4,938,511

Food Products - 1.1%
Pinnacle Foods, Inc.	58,307	3,154,409
Post Holdings, Inc. (A)	32,185	2,438,335

		5,592,744

Gas Utilities - 0.9%
National Fuel Gas Co.	86,833	4,467,558

Health Care Equipment & Supplies - 0.9%
Zimmer Biomet Holdings, Inc.	44,448	4,846,610

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	57,323	4,941,816
Cigna Corp.	33,461	5,612,748
Henry Schein, Inc. (A)	49,905	3,354,115
Humana, Inc.	16,563	4,452,631
Laboratory Corp. of America Holdings (A)	27,805	4,497,459
Universal Health Services, Inc., Class B	40,442	4,788,737

		27,647,506

Hotels, Restaurants & Leisure - 1.7%
Hilton Worldwide Holdings, Inc.	86,572	6,818,411
Marriott International, Inc., Class A	14,542	1,977,421

		8,795,832

Household Durables - 2.5%
Mohawk Industries, Inc. (A)	41,201	9,567,696
Newell Brands, Inc.	142,328	3,626,518

		13,194,214

Household Products - 0.5%
Energizer Holdings, Inc.	44,202	2,633,555

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	43,364	$ 4,527,635

Insurance - 7.7%
Alleghany Corp.	4,721	2,900,771
Chubb, Ltd.	12,154	1,662,303
Hartford Financial Services Group, Inc.	132,951	6,849,636
Loews Corp.	189,091	9,403,496
Marsh & McLennan Cos., Inc.	51,938	4,289,559
Progressive Corp.	74,758	4,555,005
Unum Group	83,222	3,962,199
WR Berkley Corp.	36,902	2,682,775
XL Group, Ltd.	59,540	3,290,180

		39,595,924

Internet & Direct Marketing Retail - 1.1%
Expedia Group, Inc.	53,052	5,857,471

Internet Software & Services - 0.6%
Match Group, Inc. (A) (B)	71,017	3,155,995

IT Services - 1.0%
Jack Henry & Associates, Inc.	41,190	4,981,931

Machinery - 2.6%
IDEX Corp.	40,248	5,735,743
Middleby Corp. (A)	12,465	1,543,042
Snap-on, Inc.	40,510	5,976,845

		13,255,630

Media - 1.2%
CBS Corp., Class B	61,265	3,148,408
DISH Network Corp., Class A (A)	87,199	3,303,970

		6,452,378

Multi-Utilities - 4.5%
CenterPoint Energy, Inc.	51,868	1,421,183
CMS Energy Corp.	173,556	7,860,351
Sempra Energy	57,757	6,423,734
WEC Energy Group, Inc.	121,584	7,623,317

		23,328,585

Multiline Retail - 1.8%
Kohl’s Corp.	97,626	6,395,479
Nordstrom, Inc.	63,976	3,097,078

		9,492,557

Oil, Gas & Consumable Fuels - 5.7%
Energen Corp. (A)	169,190	10,635,284
EQT Corp.	173,540	8,244,885
PBF Energy, Inc., Class A	95,975	3,253,553
Williams Cos., Inc.	297,477	7,395,278

		29,529,000

Personal Products - 1.5%
Coty, Inc., Class A	226,033	4,136,404
Edgewell Personal Care Co. (A)	74,212	3,623,030

		7,759,434

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	89,902	4,245,172

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	44,823	4,084,720

	Shares	Value
COMMON STOCKS (continued)
Software - 0.8%
Synopsys, Inc. (A)	52,598	$ 4,378,258

Specialty Retail - 3.8%
AutoZone, Inc. (A)	8,538	5,538,515
Best Buy Co., Inc.	76,954	5,386,011
Gap, Inc.	145,342	4,534,670
Tiffany & Co.	40,374	3,942,925

		19,402,121

Textiles, Apparel & Luxury Goods - 2.1%
PVH Corp.	44,585	6,751,507
Ralph Lauren Corp.	36,050	4,030,390

		10,781,897

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	56,435	5,175,654

Total Common Stocks (Cost $398,962,281)		500,608,370

SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	3,198,923	3,198,923

Total Securities Lending Collateral (Cost $3,198,923)		3,198,923

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $12,754,501 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $13,011,474.	$ 12,753,452	12,753,452

Total Repurchase Agreement (Cost $12,753,452)		12,753,452

Total Investments (Cost $414,914,656)		516,560,745
Net Other Assets (Liabilities) - (0.0)%		(229,959)

Net Assets - 100.0%		$ 516,330,786

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$500,608,370	$—	$—	$500,608,370
Securities Lending Collateral	3,198,923	—	—	3,198,923
Repurchase Agreement	—	12,753,452	—	12,753,452

Total Investments	$503,807,293	$12,753,452	$—	$516,560,745

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $3,124,399. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.6%
Cayman Islands - 0.2%
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	$ 314,080	$ 307,198
Goodgreen Trust
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	937,015	909,052
Hero Funding Trust
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	854,169	865,609

		2,081,859

United States - 9.4%
Aames Mortgage Investment Trust
Series 2005-3, Class M1,
1-Month LIBOR + 0.80%, 2.67% (B), 08/25/2035 (A)	302,443	295,842
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 2.67% (B), 12/26/2044 (A)	194,512	193,560
Accredited Mortgage Loan Trust
Series 2005-4, Class A2D,
1-Month LIBOR + 0.32%, 2.19% (B), 12/25/2035	285,320	284,847
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 3.67% (B), 10/25/2032	363,671	362,725
Series 2003-HE1, Class M1,
1-Month LIBOR + 0.98%, 2.85% (B), 11/25/2033	675,733	663,895
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 2.85% (B), 12/25/2034	258,345	251,275
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	400,000	399,689
American Credit Acceptance Receivables Trust
Series 2016-3, Class A,
1.70%, 11/12/2020 (A)	24,681	24,667
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	289,000	291,486
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	284,000	283,480
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	167,090
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	197,264
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	236,631	239,214
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	316,557
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (A)	700,000	747,623
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (A)	400,000	445,794

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	$ 450,000	$ 444,208
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	490,299
Series 2017-1, Class B,
2.30%, 02/18/2022	235,000	231,683
Series 2017-1, Class C,
2.71%, 08/18/2022	127,000	125,437
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	281,870
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M2,
1-Month LIBOR + 2.55%, 4.42% (B), 12/25/2033	438,080	430,167
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (A) (C)	1,500,000	1,500,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M2,
1-Month LIBOR + 2.58%, 4.45% (B), 01/25/2034	405,367	400,342
Series 2003-W9, Class M3B,
1-Month LIBOR + 3.12%, 4.99% (B), 01/25/2034	607,779	598,400
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 2.85% (B), 11/25/2033	668,225	660,021
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 4.35% (B), 11/25/2033	641,342	649,477
Series 2003-HE6, Class M3,
1-Month LIBOR + 3.00%, 4.87% (B), 11/25/2033	617,296	611,642
Series 2004-HE1, Class M1,
1-Month LIBOR + 1.05%, 2.83% (B), 01/15/2034	499,284	497,585
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 3.55% (B), 06/25/2034	880,649	856,207
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (A)	11,315	11,305
AXIS Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (A)	169,604	168,615
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (A)	159,783	157,851
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	966,454	967,960
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (A) (C)	33,815	33,494

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Bayview Financial Acquisition Trust
Series 2004-C, Class M3,
1-Month LIBOR + 1.95%, 3.83% (B), 05/28/2044	$ 736,564	$ 746,422
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (A)	27,824	27,779
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (A)	272,558	271,082
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 3.67% (B), 06/25/2034	243,276	240,124
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 3.75% (B), 08/25/2034	503,932	502,307
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
1-Month LIBOR + 1.80%, 3.67% (B), 03/25/2043	714,223	711,691
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	986,740	989,183
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	24,217	23,792
CAM Mortgage Trust
Series 2017-1, Class A1,
3.22%, 08/01/2057 (A) (B)	217,078	215,925
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C)	1,020,699	1,018,467
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	1,785,000	1,785,457
CarFinance Capital Auto Trust
Series 2014-1A, Class B,
2.72%, 04/15/2020 (A)	2,276	2,276
Series 2014-2A, Class A,
1.44%, 11/16/2020 (A)	4,326	4,323
Series 2015-1A, Class A,
1.75%, 06/15/2021 (A)	37,616	37,526
CarMax Auto Owner Trust
Series 2016-3, Class C,
2.20%, 06/15/2022	850,000	834,424
Series 2017-3, Class D,
3.46%, 10/16/2023	906,000	903,054
CarNow Auto Receivables Trust
Series 2016-1A, Class B,
3.49%, 02/15/2021 (A)	418,745	418,384
Series 2017-1A, Class A,
2.92%, 09/15/2022 (A)	381,594	379,921
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1-Month LIBOR + 0.60%, 2.47% (B), 01/25/2034	1,240,369	1,230,178
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.43% (B), 02/25/2033	258,024	244,009
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 2.47% (B), 07/25/2033	576,894	559,496

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CHEC Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 0.98%, 2.85% (B), 07/25/2034	$ 300,483	$ 290,435
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	380,404	378,238
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (A)	45,314	45,409
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (A)	650,000	659,903
CLUB Credit Trust
Series 2017-NP1, Class A,
2.39%, 04/17/2023 (A)	25,840	25,835
Series 2017-P2, Class A,
2.61%, 01/15/2024 (A)	825,210	822,666
Continental Credit Card
Series 2016-1A, Class A,
4.56%, 01/15/2023 (A)	176,660	176,539
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.97% (B), 06/25/2040 (A)	283,495	25,543
Countrywide Asset-Backed Certificates
Series 2004-BC1, Class M1,
1-Month LIBOR + 0.75%, 2.62% (B), 02/25/2034	733,691	730,467
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1-Month LIBOR + 0.95%, 2.82% (B), 01/25/2035	409,972	409,091
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	100,000	100,943
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	100,000	101,474
Series 2015-A, Class C,
4.00%, 02/16/2021 (A)	100,000	101,132
Series 2015-B, Class A,
1.65%, 11/15/2019 (A)	38,053	38,026
Series 2016-A, Class A,
2.25%, 10/15/2019 (A)	5,837	5,836
Series 2016-A, Class B,
3.34%, 05/15/2020 (A)	591,457	592,801
Series 2016-B, Class A,
2.07%, 11/15/2019 (A)	25,508	25,497
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	560,000	560,835
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	1,150,000	1,140,109
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	791,000	789,127
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class A,
2.40%, 02/15/2023 (A)	179,965	179,930
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	360,000	358,082
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	249,090
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	248,562

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Credit Acceptance Auto Loan Trust (continued)
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	$ 1,380,000	$ 1,357,355
Series 2017-2A, Class C,
3.35%, 06/15/2026 (A)	250,000	246,853
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	559,000	555,436
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1-Month LIBOR + 1.05%, 2.92% (B), 12/25/2033	777,455	765,303
Series 2004-CB2, Class M1,
1-Month LIBOR + 0.78%, 2.65% (B), 07/25/2033	854,445	807,058
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
1-Month LIBOR + 1.91%, 3.78% (B), 08/25/2034	342,562	339,503
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	631,679	618,881
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (A)	294,000	296,751
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	400,000	403,798
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	286,000	292,077
Series 2016-BA, Class B,
2.56%, 06/15/2020 (A)	15,860	15,861
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	602,000	611,864
Series 2017-1, Class C,
2.84%, 04/15/2022	643,000	642,463
Series 2017-1, Class D,
3.84%, 03/15/2023	1,130,000	1,140,652
Series 2017-2, Class C,
2.75%, 09/15/2023	1,021,000	1,015,273
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,500,000	1,500,087
Series 2017-AA, Class B,
2.51%, 01/15/2021 (A)	163,000	162,908
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	260,000	260,084
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	346,000	351,662
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022 (C) (D)	600,000	599,520
DT Auto Owner Trust
Series 2016-3A, Class B,
2.65%, 07/15/2020 (A)	83,196	83,229
Series 2016-4A, Class B,
2.02%, 08/17/2020 (A)	118,504	118,338
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	309,600	307,190
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	315,000	313,938
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	549,000	548,036
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	302,000	299,707
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	174,884	173,051

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust
Series 2014-2A, Class C,
3.26%, 12/16/2019 (A)	$ 26,732	$ 26,762
Series 2016-1A, Class A,
2.35%, 07/15/2020 (A)	4,935	4,935
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	445,000	457,371
Series 2016-2A, Class A,
2.21%, 07/15/2020 (A)	68,890	68,857
Series 2016-3A, Class A,
1.84%, 11/16/2020 (A)	295,224	294,370
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	226,000	225,925
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	165,000	166,214
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	302,189	300,525
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	910,000	908,171
First Franklin Mortgage Loan Trust
Series 2006-FF2, Class A4,
1-Month LIBOR + 0.20%, 2.07% (B), 02/25/2036	146,026	145,585
First Investors Auto Owner Trust
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (A)	11,683	11,678
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (A)	94,741	94,452
Series 2017-2A, Class B,
2.65%, 11/15/2022 (A)	667,000	659,095
Series 2017-2A, Class C,
3.00%, 08/15/2023 (A)	1,500,000	1,469,891
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	615,000	607,277
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (A)	814,876	810,713
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (A)	240,000	239,162
Flagship Credit Auto Trust
Series 2014-2, Class B,
2.84%, 11/16/2020 (A)	68,531	68,584
Series 2014-2, Class C,
3.95%, 12/15/2020 (A)	66,000	66,525
Series 2015-1, Class A,
1.63%, 06/15/2020 (A)	14,129	14,122
Series 2015-3, Class A,
2.38%, 10/15/2020 (A)	186,153	186,017
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	189,000	189,924
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	128,444
Series 2016-1, Class A,
2.77%, 12/15/2020 (A)	141,118	141,203
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	629,264
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	418,256
GLS Auto Receivables Trust
Series 2016-1A, Class A,
2.73%, 10/15/2020 (A)	93,314	93,299
Series 2016-1A, Class B,
4.39%, 01/15/2021 (A)	240,000	242,238
Series 2017-1A, Class B,
2.98%, 12/15/2021 (A)	800,000	794,689

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
GMAT Trust
Series 2013-1A, Class A,
6.97%, 11/25/2043 (A) (B)	$ 45,298	$ 45,347
GO Financial Auto Securitization Trust
Series 2015-2, Class B,
4.80%, 08/17/2020 (A)	81,219	81,405
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	129,979	128,537
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (A)	316,837	317,189
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	1,199,601	1,179,928
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	201,348	195,156
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	261,963	260,153
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	692,474	717,721
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	231,254	228,098
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 3.16% (B), 08/25/2033	890,191	894,132
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 2.73% (B), 08/25/2034	893,463	884,702
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 5.17% (B), 11/25/2034	238,456	217,613
Series 2006-B, Class 2A3,
1-Month LIBOR + 0.19%, 2.06% (B), 06/25/2036	646,376	628,207
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (A)	1,960,000	1,995,479
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.84% (B), 08/25/2038 (A)	1,055,661	25,374
Series 2013-2, Class A,
1.63% (B), 03/25/2039 (A)	911,232	38,423
Series 2014-2, Class A,
3.26% (B), 04/25/2040 (A)	462,330	37,587
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (A)	28,797	28,819
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (A)	46,099	46,051
Lendmark Funding Trust
Series 2017-1A, Class A,
2.83%, 12/22/2025 (A)	454,000	451,601
Series 2017-1A, Class B,
3.77%, 12/22/2025 (A)	1,930,000	1,938,018
Series 2017-1A, Class C,
5.41%, 12/22/2025 (A)	1,200,000	1,232,425
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 2.77% (B), 07/25/2034	763,731	762,358

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Long Beach Mortgage Loan Trust (continued)
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 3.48% (B), 07/25/2034	$ 237,853	$ 237,805
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 2.77% (B), 10/25/2034	745,435	746,289
LV Tower 52
Series 2013-1, Class A,
5.75%, 02/15/2023 (A) (C)	1,012,717	1,012,717
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (A)	782,000	784,762
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (A)	86,728	86,724
Series 2017-1A, Class A,
2.83%, 03/15/2024 (A)	446,601	446,694
Series 2017-2A, Class A,
2.39%, 07/15/2024 (A)	1,498,131	1,494,589
Series 2018-1A, Class A,
2.61%, 03/15/2028 (A)	852,945	851,570
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 2.77% (B), 09/25/2034	206,657	203,169
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 2.62% (B), 12/25/2034	262,473	263,987
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
1-Month LIBOR + 2.33%, 4.20% (B), 11/25/2033	767,543	764,536
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 2.83% (B), 09/25/2034	972,694	982,697
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 2.70% (B), 12/25/2033	291,700	290,396
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 2.80% (B), 07/25/2034	430,676	434,213
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 3.37% (B), 09/25/2034	608,640	594,569
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1-Month LIBOR + 0.98%, 2.85% (B), 02/25/2033	754,966	739,064
Nationstar HECM Loan Trust
Series 2017-1A, Class M1,
2.94%, 05/25/2027 (A)	100,000	99,290
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 2.88% (B), 08/25/2034	474,390	474,021
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 3.90% (B), 08/25/2034	284,642	286,940
Series 2004-4, Class M1,
1-Month LIBOR + 0.77%, 2.64% (B), 02/25/2035	941,294	934,788

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	$ 500,000	$ 494,861
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	375,000	370,919
Nissan Auto Receivables Owner Trust
Series 2014-B, Class A3,
1.11%, 05/15/2019	11,461	11,458
Series 2017-C, Class A3,
2.12%, 04/18/2022	645,000	637,687
NovaStar Mortgage Funding Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.13%, 3.00% (B), 12/25/2033	387,659	388,828
NRPL Trust
Series 2015-2A, Class A1,
3.75%, 10/25/2057 (A) (B)	426,424	426,284
NRZ Advance Receivables Trust
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (A)	229,000	226,158
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (A)	1,204,000	1,203,624
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (A)	490,388	489,559
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (A)	526,316	528,948
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (A)	246,000	245,981
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (A)	372,000	372,188
Series 2016-1A, Class B,
7.63%, 05/17/2020 (A)	100,000	100,700
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (A)	47,880	47,852
Series 2017-2A, Class C,
2.82%, 07/15/2024 (A)	1,315,000	1,293,078
OneMain Financial Issuance Trust
Series 2014-2A, Class B,
3.02%, 09/18/2024 (A)	105,114	105,148
Series 2015-1A, Class A,
3.19%, 03/18/2026 (A)	692,610	694,109
Series 2015-2A, Class A,
2.57%, 07/18/2025 (A)	307,784	307,368
Series 2015-2A, Class B,
3.10%, 07/18/2025 (A)	279,000	279,038
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	515,000	519,779
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (A)	571,000	570,325
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (A)	357,000	352,363
Series 2017-A, Class B,
3.97% (B), 06/08/2023 (A)	1,000,000	977,306
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	308,000	304,400
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	655,147

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-6, Class A2,
1-Month LIBOR + 0.66%, 2.53% (B), 11/25/2033	$ 492,414	$ 479,636
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 1.65%, 3.52% (B), 01/25/2034	650,267	636,304
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
1-Month LIBOR + 1.25%, 3.12% (B), 01/25/2036	500,000	502,635
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1,
3.33% (B), 12/30/2032 (A)	1,097,225	1,094,895
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (A)	1,386,901	1,374,521
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (A)	327,000	325,439
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,661,892	1,656,786
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	250,000	255,432
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	207,203
Series 2017-SFR1, Class A,
2.77%, 08/17/2034 (A)	167,605	165,294
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (A)	2,000,000	1,967,146
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (A)	204,155	204,219
Series 2017-2A, Class A,
2.41%, 09/15/2023 (A)	326,788	325,965
Series 2017-3A, Class A,
2.36%, 11/15/2023 (A)	689,295	686,457
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	2,090,000	2,092,694
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 2.85% (B), 06/25/2035	1,250,000	1,250,972
Series 2006-RZ2, Class A3,
1-Month LIBOR + 0.27%, 2.14% (B), 05/25/2036	837,076	825,018
Series 2006-RZ3, Class M1,
1-Month LIBOR + 0.35%, 2.22% (B), 08/25/2036	1,100,000	1,073,778
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 2.52% (B), 03/25/2035	609,631	611,311
Series 2005-KS9, Class M3,
1-Month LIBOR + 0.46%, 2.33% (B), 10/25/2035	1,036,442	1,038,359
RBSHD Trust
Series 2013-1A, Class A,
7.69%, 10/25/2047 (A) (B) (C)	119,743	119,098

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1-Month LIBOR + 0.88%, 2.75% (B), 08/25/2033	$ 891,105	$ 870,101
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	276,377	268,124
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A) (C)	1,112,559	1,112,559
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (A)	839,000	838,912
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 3.60% (B), 02/25/2034	447,256	447,086
Series 2004-OP2, Class M1,
1-Month LIBOR + 0.98%, 2.85% (B), 08/25/2034	644,614	636,419
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (A)	38,918	38,908
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	196,875	196,971
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 2.55% (B), 06/25/2035	929,392	927,945
Series 2006-OPT3, Class 2A3,
1-Month LIBOR + 0.17%, 2.04% (B), 06/25/2036	331,081	327,225
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1-Month LIBOR + 0.90%, 2.77% (B), 11/25/2034	692,642	664,312
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	416,812	416,218
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (A)	678,864	679,475
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (A)	700,000	698,469
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1-Month LIBOR + 0.98%, 2.85% (B), 11/25/2033	277,237	268,522
Series 2004-6, Class M2,
1-Month LIBOR + 1.95%, 3.82% (B), 07/25/2034	74,705	73,544
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
1-Month LIBOR + 0.17%, 2.04% (B), 01/25/2037	368,517	360,173
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A) (C)	1,450,000	1,450,048

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	$ 352,717	$ 345,485
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A,
3.35%, 11/27/2037 (A) (B)	2,155,936	2,150,288
Series 2017-1IV, Class A,
3.35%, 11/27/2037 (A) (B)	1,196,275	1,185,393
Upstart Securitization Trust
Series 2017-1, Class A,
2.64%, 06/20/2024 (A)	245,016	244,416
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	100,000	99,102
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,019,000	1,004,578
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (A) (C)	840,000	840,000
VOLT LIV LLC
Series 2017-NPL1, Class A1,
3.50%, 02/25/2047 (A) (B)	142,602	142,278
VOLT LIX LLC
Series 2017-NPL6, Class A1,
3.25%, 05/25/2047 (A) (B)	221,532	220,496
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50%, 03/25/2047 (A) (B)	266,028	265,526
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50%, 03/25/2047 (A) (B)	602,825	602,912
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38%, 04/25/2047 (A) (B)	384,611	383,805
VOLT LVIII LLC
Series 2017-NPL5, Class A1,
3.38%, 05/28/2047 (A) (B)	275,601	275,139
VOLT LX LLC
Series 2017-NPL7, Class A1,
3.25%, 06/25/2047 (A) (B)	366,997	365,427
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13%, 06/25/2047 (A) (B)	428,734	426,521
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38%, 10/25/2047 (A) (B)	1,611,830	1,607,433
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38%, 11/27/2045 (A) (B)	114,079	114,078
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50%, 06/26/2045 (A) (B)	605,866	605,980
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
1-Month LIBOR + 0.30%, 2.17% (B), 04/25/2034	822,888	804,247
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	353,994	351,716
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (A)	250,000	251,563
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (A)	25,264	25,254

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Westlake Automobile Receivables Trust (continued)
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	$ 180,000	$ 182,143
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	863,000	859,126
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	216,000	215,402
Series 2017-2A, Class C,
2.59%, 12/15/2022 (A)	1,231,000	1,218,983

		134,395,102

Total Asset-Backed Securities (Cost $134,813,314)		136,476,961

CORPORATE DEBT SECURITIES - 24.6%
Australia - 0.5%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	216,000	215,947
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (A)	400,000	401,708
Fixed until 06/15/2026, 6.75% (B), 06/15/2026 (A) (E) (F)	450,000	478,125
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	70,000	71,955
5.00%, 09/30/2043	55,000	63,536
Commonwealth Bank of Australia
2.50%, 09/18/2022 (A)	300,000	289,545
3.45%, 03/16/2023 (A) (F)	250,000	250,094
3.90%, 03/16/2028 (A)	250,000	251,947
4.50%, 12/09/2025 (A) (F)	200,000	202,180
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	184,000	173,470
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (A)	182,000	181,237
2.85%, 07/29/2020 (A)	150,000	149,094
4.00%, 07/29/2025 (A) (F)	150,000	151,607
Macquarie Group, Ltd.
Fixed until 11/28/2022, 3.19% (B), 11/28/2023 (A)	515,000	496,048
Fixed until 11/28/2027, 3.76% (B), 11/28/2028 (A)	418,000	394,516
Fixed until 03/27/2028, 4.65% (B), 03/27/2029 (A)	580,000	585,167
6.00%, 01/14/2020 (A)	360,000	376,861
6.25%, 01/14/2021 (A)	80,000	85,960
National Australia Bank, Ltd.
3.38%, 01/14/2026	250,000	244,642
Newcrest Finance Pty, Ltd.
5.75%, 11/15/2041 (A)	128,000	138,294
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	300,000	296,085
Westpac Banking Corp.
2.00%, 03/03/2020 (A)	304,000	299,151
2.50%, 06/28/2022	220,000	213,874
2.75%, 01/11/2023	295,000	287,374
3.40%, 01/25/2028	250,000	243,290
Fixed until 11/23/2026, 4.32% (B), 11/23/2031, MTN	965,000	957,840

		7,499,547

Bermuda - 0.0% (G)
Athene Holding, Ltd.
4.13%, 01/12/2028	270,000	259,095

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada - 1.2%
Agrium, Inc.
3.38%, 03/15/2025	$ 120,000	$ 116,495
4.13%, 03/15/2035	470,000	458,454
5.25%, 01/15/2045	369,000	402,093
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	344,000	334,314
3.55%, 07/15/2031 (A)	248,000	244,540
3.60%, 09/15/2028 (A)	301,876	296,593
4.13%, 11/15/2026 (A)	212,016	213,840
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	242,737
Bank of Montreal
2.35%, 09/11/2022, MTN	397,000	381,865
2.38%, 01/25/2019, MTN	70,000	69,903
Fixed until 12/15/2027, 3.80% (B), 12/15/2032	365,000	345,790
Bank of Nova Scotia
1.45%, 04/25/2018	350,000	349,781
1.85%, 04/14/2020	400,000	392,746
2.45%, 09/19/2022	545,000	528,174
2.50%, 01/08/2021	765,000	753,550
Barrick Gold Corp.
6.45%, 10/15/2035	180,000	222,356
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	114,522
4.70%, 09/20/2047	147,000	142,592
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (A)	200,000	197,576
2.55%, 06/16/2022	120,000	117,099
2.70%, 02/02/2021	885,000	875,852
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	100,000	99,528
5.85%, 02/01/2035	150,000	170,942
6.45%, 06/30/2033	110,000	131,521
7.20%, 01/15/2032	50,000	62,899
Canadian Pacific Railway Co.
2.90%, 02/01/2025	468,000	449,885
4.50%, 01/15/2022	490,000	509,942
6.13%, 09/15/2115	17,000	21,232
7.13%, 10/15/2031	150,000	195,598
CDP Financial, Inc.
4.40%, 11/25/2019 (A)	250,000	256,951
Cenovus Energy, Inc.
4.25%, 04/15/2027 (F)	400,000	389,898
5.25%, 06/15/2037	111,000	111,702
6.75%, 11/15/2039	295,000	339,857
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	211,874
Enbridge, Inc.
2.90%, 07/15/2022	230,000	223,136
3.70%, 07/15/2027	164,000	157,207
4.50%, 06/10/2044	100,000	96,786
Fixed until 03/01/2028, 6.25% (B), 03/01/2078	615,000	609,230
Encana Corp.
6.50%, 08/15/2034	245,000	291,689
7.20%, 11/01/2031	100,000	123,239
8.13%, 09/15/2030	100,000	130,404
Fortis, Inc.
3.06%, 10/04/2026	611,000	566,244
Hydro-Quebec
8.40%, 01/15/2022	40,000	46,989
9.40%, 02/01/2021	220,000	257,790
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (B), 02/24/2032	695,000	678,637

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	$ 200,000	$ 198,868
3.88%, 03/20/2027 (A)	201,000	202,265
Petro-Canada
5.35%, 07/15/2033	50,000	56,857
7.88%, 06/15/2026	86,000	107,090
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	214,000	203,236
Royal Bank of Canada
1.88%, 02/05/2020	600,000	590,673
2.00%, 10/01/2018 - 12/10/2018	245,000	244,549
4.65%, 01/27/2026, MTN	103,000	106,211
Suncor Energy, Inc.
5.95%, 12/01/2034	300,000	363,320
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	57,000	56,896
2.25%, 11/05/2019, MTN	16,000	15,868
2.50%, 12/14/2020, MTN	200,000	197,487
Fixed until 09/15/2026, 3.63% (B), 09/15/2031	117,000	112,131
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	30,000	29,194
3.75%, 10/16/2023	35,000	35,716
4.63%, 03/01/2034	115,000	121,899
4.88%, 01/15/2026 (F)	162,000	174,812
6.20%, 10/15/2037	100,000	123,382
7.25%, 08/15/2038	100,000	135,686
Vale Canada, Ltd.
7.20%, 09/15/2032	140,000	157,500

		16,167,692

Cayman Islands - 0.1%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	200,000	191,232
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (A)	200,000	198,361
Tencent Holdings, Ltd.
3.60%, 01/19/2028 (A)	355,000	341,929
Vale Overseas, Ltd.
6.25%, 08/10/2026	395,000	442,400
6.88%, 11/21/2036	330,000	388,146
XLIT, Ltd.
6.38%, 11/15/2024	100,000	115,563

		1,677,631

China - 0.0% (G)
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	241,911

Colombia - 0.0% (G)
Ecopetrol SA
4.13%, 01/16/2025	107,000	104,164
5.38%, 06/26/2026	116,000	120,872
5.88%, 09/18/2023	62,000	66,340

		291,376

Curaçao - 0.0% (G)
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	37,000	34,825

Denmark - 0.0% (G)
Danske Bank A/S
2.70%, 03/02/2022 (A)	200,000	195,349

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	$ 200,000	$ 189,385
BNP Paribas SA
3.80%, 01/10/2024 (A)	300,000	299,268
BPCE SA
2.65%, 02/03/2021	410,000	403,087
2.75%, 01/11/2023 (A)	250,000	241,327
3.38%, 12/02/2026, MTN	270,000	260,586
3.50%, 10/23/2027 (A)	250,000	236,160
4.63%, 07/11/2024 (A)	200,000	202,888
Credit Agricole SA
4.13%, 01/10/2027 (A) (F)	250,000	249,421
Fixed until 09/23/2019, 6.63% (B), 09/23/2019 (A) (E)	200,000	205,250
Fixed until 12/23/2025, 8.13% (B), 12/23/2025 (A) (E)	200,000	227,838
Danone SA
2.59%, 11/02/2023 (A)	300,000	284,254
Electricite de France SA
2.15%, 01/22/2019 (A)	140,000	139,340
4.88%, 01/22/2044 (A)	125,000	133,987
6.00%, 01/22/2114 (A)	350,000	374,508
Societe Generale SA
4.25%, 04/14/2025 (A)	200,000	197,107
Fixed until 09/13/2021, 7.38% (B), 09/13/2021 (A) (E)	600,000	638,250
Total Capital International SA
2.75%, 06/19/2021	300,000	297,376

		4,580,032

Germany - 0.1%
Deutsche Bank AG
3.70%, 05/30/2024	133,000	128,384
3.95%, 02/27/2023	375,000	373,935
4.10%, 01/13/2026	100,000	96,786
4.25%, 10/14/2021	503,000	510,898

		1,110,003

Guernsey, Channel Islands - 0.0% (G)
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	350,000	341,829

Ireland - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	150,000	145,872
3.50%, 01/15/2025	730,000	703,854
3.95%, 02/01/2022	600,000	601,530
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	779,000	761,830
3.37%, 11/15/2025 (F)	250,000	241,648
4.42%, 11/15/2035	2,330,000	2,277,693
Johnson Controls International PLC
3.63% (H), 07/02/2024	23,000	23,045
3.75%, 12/01/2021	36,000	36,588
4.25%, 03/01/2021	40,000	41,200
4.50%, 02/15/2047	125,000	126,724
4.95% (H), 07/02/2064	147,000	147,553
5.00%, 03/30/2020	60,000	62,442
5.13%, 09/14/2045	45,000	50,481
5.25%, 12/01/2041	75,000	80,508

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	$ 399,000	$ 380,918
3.20%, 09/23/2026	450,000	419,602

		6,101,488

Italy - 0.1%
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	230,000	231,498
3.88%, 07/14/2027 - 01/12/2028 (A)	875,000	826,372

		1,057,870

Japan - 0.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
4.10%, 09/09/2023 (A)	200,000	206,304
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026, 4.00% (B), 07/24/2026 (A) (E)	221,000	210,370
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	171,000	168,804
Mitsubishi UFJ Financial Group, Inc.
2.67%, 07/25/2022	170,000	164,703
3.00%, 02/22/2022 (F)	74,000	73,024
3.78%, 03/02/2025	225,000	225,200
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	193,149
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/2019 (A)	300,000	297,394
Mitsui Fudosan Co., Ltd.
2.95%, 01/23/2023 (A)	200,000	197,781
Mizuho Bank, Ltd.
2.45%, 04/16/2019 (A)	200,000	199,104
3.60%, 09/25/2024 (A)	230,000	230,946
ORIX Corp.
2.90%, 07/18/2022	126,000	123,208
3.25%, 12/04/2024	300,000	291,480
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A) (F)	200,000	188,725
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	97,453
2.44%, 10/19/2021	127,000	123,346
2.63%, 07/14/2026	134,000	122,454
2.78%, 07/12/2022 - 10/18/2022	975,000	947,379
2.85%, 01/11/2022	250,000	245,793
3.10%, 01/17/2023	792,000	779,031
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (A)	350,000	345,043

		5,430,691

Luxembourg - 0.2%
Allergan Funding SCS
3.45%, 03/15/2022	269,000	266,700
3.80%, 03/15/2025	640,000	628,726
3.85%, 06/15/2024	164,000	162,029
4.55%, 03/15/2035	675,000	660,812
Covidien International Finance SA
2.95%, 06/15/2023	68,000	66,779
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	59,512
Nvent Finance Sarl
4.55%, 04/15/2028 (A)	187,000	187,863

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Pentair Finance SARL
2.90%, 09/15/2018	$ 84,000	$ 84,018
Schlumberger Investment SA
2.40%, 08/01/2022 (A)	70,000	67,657
3.30%, 09/14/2021 (A)	23,000	23,126

		2,207,222

Mexico - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	196,660
5.00%, 03/30/2020	150,000	154,816
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	153,359
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	200,000	182,500
Petroleos Mexicanos
4.63%, 09/21/2023	233,000	233,487
4.88%, 01/18/2024	65,000	65,942
5.35%, 02/12/2028 (A)	85,000	83,844
6.35%, 02/12/2048 (A)	159,000	153,634
6.38%, 02/04/2021 - 01/23/2045	279,000	279,883
6.50%, 03/13/2027	609,000	650,412
6.63%, 06/15/2035	100,000	103,318
6.75%, 09/21/2047	209,000	211,483
6.88%, 08/04/2026	374,000	411,026

		2,880,364

Netherlands - 0.6%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	500,000	492,159
2.50%, 10/30/2018 (A)	200,000	199,898
4.75%, 07/28/2025 (A)	300,000	307,317
Airbus Finance BV
2.70%, 04/17/2023 (A)	64,000	62,580
Airbus SE
3.15%, 04/10/2027 (A)	188,000	183,466
3.95%, 04/10/2047 (A)	150,000	150,747
Cooperatieve Rabobank UA
3.75%, 07/21/2026	300,000	289,538
3.88%, 02/08/2022	79,000	80,554
4.38%, 08/04/2025	250,000	252,512
4.63%, 12/01/2023	250,000	260,578
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	147,351
3.60%, 01/19/2027 (A)	160,000	157,069
8.75%, 06/15/2030	30,000	42,491
EDP Finance BV
3.63%, 07/15/2024 (A)	500,000	491,830
5.25%, 01/14/2021 (A)	380,000	398,005
Enel Finance International NV
3.50%, 04/06/2028 (A)	465,000	433,421
3.63%, 05/25/2027 (A)	450,000	428,585
Heineken NV
3.40%, 04/01/2022 (A)	150,000	150,662
ING Bank NV
1.65%, 08/15/2019 (A)	220,000	216,552
5.80%, 09/25/2023 (A)	285,000	308,052
ING Groep NV
3.95%, 03/29/2027	271,000	268,838
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	250,965
Mylan NV
3.95%, 06/15/2026	97,000	94,082

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Shell International Finance BV
2.13%, 05/11/2020	$ 140,000	$ 137,882
3.40%, 08/12/2023	210,000	212,191
3.75%, 09/12/2046	603,000	581,446
4.00%, 05/10/2046	444,000	444,374
4.13%, 05/11/2035	256,000	265,245
4.30%, 09/22/2019	50,000	51,177
Siemens Financieringsmaatschappij NV
2.00%, 09/15/2023 (A)	350,000	327,382
3.13%, 03/16/2024 (A)	250,000	246,863
3.30%, 09/15/2046 (A)	300,000	270,327
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023 (F)	481,000	407,543

		8,611,682

New Zealand - 0.1%
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (A)	200,000	198,982
3.45%, 07/17/2027 (A)	222,000	215,359
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (A)	550,000	530,754

		945,095

Norway - 0.0% (G)
Statoil ASA
1.15%, 05/15/2018	134,000	133,833
2.45%, 01/17/2023	58,000	56,182
2.65%, 01/15/2024	143,000	137,970
3.15%, 01/23/2022	51,000	51,102
3.25%, 11/10/2024	61,000	60,439
4.25%, 11/23/2041	16,000	16,797

		456,323

Republic of Korea - 0.0% (G)
Korea Gas Corp.
1.88%, 07/18/2021 (A)	200,000	190,776
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	198,791

		389,567

Singapore - 0.0% (G)
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	210,000	200,861

Spain - 0.1%
Telefonica Emisiones SAU
4.10%, 03/08/2027	538,000	537,448
4.67%, 03/06/2038	415,000	419,777
5.13%, 04/27/2020	102,000	105,949
5.21%, 03/08/2047	150,000	159,416

		1,222,590

Sweden - 0.1%
Nordea Bank AB
4.25%, 09/21/2022 (A)	200,000	205,248
4.88%, 01/27/2020 (A)	200,000	206,623
Skandinaviska Enskilda Banken AB
2.45%, 05/27/2020 (A)	580,000	572,039
Stadshypotek AB
1.88%, 10/02/2019 (A)	250,000	247,246
Swedbank AB
2.80%, 03/14/2022 (A)	695,000	685,365

		1,916,521

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland - 0.4%
Credit Suisse AG
1.70%, 04/27/2018	$ 250,000	$ 249,912
2.30%, 05/28/2019, MTN	250,000	248,407
5.30%, 08/13/2019, MTN	100,000	103,094
Credit Suisse Group AG
3.57%, 01/09/2023 (A)	250,000	248,520
Fixed until 01/12/2028, 3.87% (B), 01/12/2029 (A)	250,000	242,328
4.28%, 01/09/2028 (A)	1,220,000	1,222,867
Fixed until 12/18/2024, 6.25% (B), 12/18/2024 (A) (E)	500,000	513,125
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	1,140,000	1,101,966
3.49%, 05/23/2023 (A)	615,000	607,599
4.13%, 09/24/2025 - 04/15/2026 (A)	400,000	401,804

		4,939,622

United Kingdom - 1.1%
Anglo American Capital PLC
3.75%, 04/10/2022 (A)	350,000	348,880
4.00%, 09/11/2027 (A)	250,000	239,751
Aon PLC
3.50%, 06/14/2024	200,000	198,756
3.88%, 12/15/2025	125,000	126,040
BAE Systems PLC
5.80%, 10/11/2041 (A)	25,000	30,123
Barclays Bank PLC
2.65%, 01/11/2021	725,000	714,627
Barclays PLC
3.65%, 03/16/2025	200,000	192,666
3.68%, 01/10/2023	458,000	454,023
4.34%, 01/10/2028 (F)	473,000	469,024
4.38%, 01/12/2026	500,000	500,519
BAT International Finance PLC
2.75%, 06/15/2020 (A)	250,000	247,865
BP Capital Markets PLC
1.38%, 05/10/2018	121,000	120,850
3.02%, 01/16/2027	503,000	479,557
3.22%, 04/14/2024	280,000	276,313
3.25%, 05/06/2022	227,000	227,427
3.28%, 09/19/2027	692,000	672,606
3.54%, 11/04/2024	230,000	230,690
3.59%, 04/14/2027 (F)	140,000	139,725
3.81%, 02/10/2024	92,000	93,860
HSBC Bank PLC
1.50%, 05/15/2018 (A)	200,000	199,784
4.75%, 01/19/2021 (A)	240,000	249,275
HSBC Holdings PLC
2.65%, 01/05/2022	803,000	780,747
Fixed until 11/22/2022, 3.03% (B), 11/22/2023 (F)	205,000	200,122
Fixed until 03/13/2022, 3.26% (B), 03/13/2023	1,275,000	1,258,421
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	1,300,000	1,299,116
4.25%, 03/14/2024 - 08/18/2025	610,000	610,610
4.38%, 11/23/2026	200,000	199,181
4.88%, 01/14/2022	100,000	105,099
Fixed until 03/30/2025, 6.38% (B), 03/30/2025 (E)	295,000	303,481
Fixed until 03/23/2028, 6.50% (B), 03/23/2028 (E)	205,000	209,100
Invesco Finance PLC
3.75%, 01/15/2026	62,000	62,416
4.00%, 01/30/2024	74,000	76,400

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Lloyds Banking Group PLC
Fixed until 11/07/2027, 3.57% (B), 11/07/2028	$ 355,000	$ 335,065
3.75%, 01/11/2027	317,000	306,643
4.38%, 03/22/2028	221,000	223,209
4.58%, 12/10/2025	200,000	199,990
Nationwide Building Society
Fixed until 03/08/2028, 4.30% (B), 03/08/2029 (A)	675,000	672,997
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (A)	340,000	326,413
Royal Bank of Scotland Group PLC
Fixed until 05/15/2022, 3.50% (B), 05/15/2023	240,000	235,839
Santander UK Group Holdings PLC
3.13%, 01/08/2021	150,000	148,767
Fixed until 01/05/2023, 3.37% (B), 01/05/2024	475,000	464,676
Fixed until 11/03/2027, 3.82% (B), 11/03/2028	500,000	476,428
4.75%, 09/15/2025 (A)	220,000	221,327
Standard Chartered PLC
4.05%, 04/12/2026 (A)	200,000	197,038
5.20%, 01/26/2024 (A)	210,000	217,884
Vodafone Group PLC
6.25%, 11/30/2032	180,000	211,405

		15,554,735

United States - 18.6%
21st Century Fox America, Inc.
4.95%, 10/15/2045	190,000	209,512
6.15%, 02/15/2041	150,000	188,757
6.55%, 03/15/2033	50,000	63,511
6.65%, 11/15/2037	100,000	130,379
9.50%, 07/15/2024	80,000	103,716
ABB Finance USA, Inc.
2.88%, 05/08/2022	23,000	22,754
3.80%, 04/03/2028 (I)	190,000	191,803
4.38%, 05/08/2042	12,000	12,568
Abbott Laboratories
3.75%, 11/30/2026	445,000	442,618
3.88%, 09/15/2025	129,000	130,304
AbbVie, Inc.
2.00%, 11/06/2018	161,000	160,379
3.20%, 05/14/2026	165,000	156,819
4.30%, 05/14/2036	113,000	113,017
4.50%, 05/14/2035	1,178,000	1,206,511
Advance Auto Parts, Inc.
4.50%, 12/01/2023	200,000	207,011
Aetna, Inc.
2.80%, 06/15/2023	84,000	80,711
3.88%, 08/15/2047	100,000	89,717
4.50%, 05/15/2042	10,000	9,954
6.75%, 12/15/2037	70,000	90,329
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	150,000	197,210
Air Lease Corp.
3.25%, 03/01/2025	145,000	138,334
3.63%, 04/01/2027 - 12/01/2027	185,000	175,604
3.88%, 04/01/2021	90,000	91,352
Alabama Power Co.
3.55%, 12/01/2023	76,000	77,038
3.75%, 03/01/2045	25,000	24,245

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Alabama Power Co. (continued)
4.10%, 01/15/2042	$ 31,000	$ 31,354
4.15%, 08/15/2044	24,000	24,949
6.00%, 03/01/2039	38,000	47,884
Albemarle Corp.
5.45%, 12/01/2044	100,000	109,232
Allergan, Inc.
2.80%, 03/15/2023	129,000	122,635
3.38%, 09/15/2020	97,000	97,058
Allstate Corp.
3.15%, 06/15/2023	110,000	109,587
Altria Group, Inc.
3.88%, 09/16/2046	365,000	341,018
Amazon.com, Inc.
2.80%, 08/22/2024 (A)	335,000	325,052
3.15%, 08/22/2027 (A)	1,100,000	1,061,329
3.88%, 08/22/2037 (A)	300,000	298,938
4.25%, 08/22/2057 (A)	350,000	349,085
4.80%, 12/05/2034	117,000	129,610
American Airlines Pass-Through Trust
3.00%, 04/15/2030	462,856	436,908
3.35%, 04/15/2031	380,000	368,755
3.65%, 02/15/2029 - 12/15/2029	605,819	600,073
3.70%, 04/15/2027 - 04/01/2028	467,373	459,278
4.95%, 07/15/2024	418,732	435,481
American Express Co.
2.65%, 12/02/2022	103,000	99,646
3.40%, 02/27/2023	545,000	543,161
3.63%, 12/05/2024	21,000	20,859
American Express Credit Corp.
1.80%, 07/31/2018, MTN	130,000	129,699
1.88%, 11/05/2018, MTN	39,000	38,839
2.13%, 03/18/2019	75,000	74,607
2.25%, 08/15/2019 - 05/05/2021, MTN	197,000	193,906
2.38%, 05/26/2020, MTN	216,000	213,198
2.60%, 09/14/2020, MTN	75,000	74,153
2.70%, 03/03/2022, MTN	60,000	58,712
American Honda Finance Corp.
2.25%, 08/15/2019, MTN	140,000	139,246
2.30%, 09/09/2026, MTN	40,000	36,920
2.90%, 02/16/2024, MTN	70,000	68,520
American International Group, Inc.
3.75%, 07/10/2025	69,000	67,943
3.88%, 01/15/2035	794,000	740,538
4.13%, 02/15/2024	145,000	147,138
4.20%, 04/01/2028	55,000	55,739
4.50%, 07/16/2044	60,000	59,222
Fixed until 04/01/2028, 5.75% (B), 04/01/2048	240,000	243,120
American Tower Corp.
3.13%, 01/15/2027	145,000	132,876
3.38%, 10/15/2026	113,000	105,733
3.60%, 01/15/2028	355,000	337,058
4.40%, 02/15/2026	86,000	86,906
American Water Capital Corp.
3.40%, 03/01/2025	59,000	59,107
3.85%, 03/01/2024	200,000	205,742
4.00%, 12/01/2046	91,000	91,467
Ameriprise Financial, Inc.
2.88%, 09/15/2026	190,000	179,643
Amgen, Inc.
2.60%, 08/19/2026	260,000	237,393
3.63%, 05/15/2022 - 05/22/2024	412,000	414,930
4.40%, 05/01/2045	250,000	249,647
4.56%, 06/15/2048	366,000	372,706
4.66%, 06/15/2051	70,000	72,259
5.70%, 02/01/2019	50,000	51,212

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Anadarko Petroleum Corp.
3.45%, 07/15/2024	$ 240,000	$ 233,002
5.55%, 03/15/2026	265,000	289,287
Analog Devices, Inc.
3.13%, 12/05/2023	85,000	83,246
4.50%, 12/05/2036	140,000	142,220
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	134,000	130,634
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	987,000	987,725
3.65%, 02/01/2026	1,800,000	1,789,288
4.70%, 02/01/2036	1,467,000	1,552,181
4.90%, 02/01/2046	335,000	361,301
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028 (I)	595,000	602,263
4.38%, 04/15/2038 (I)	665,000	678,478
4.44%, 10/06/2048	165,000	166,222
4.60%, 04/15/2048 (I)	115,000	118,958
4.75%, 04/15/2058 (I)	265,000	271,050
8.20%, 01/15/2039	20,000	29,896
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	86,295
Anthem, Inc.
3.13%, 05/15/2022	62,000	61,177
3.30%, 01/15/2023	21,000	20,770
3.50%, 08/15/2024	208,000	203,965
3.65%, 12/01/2027	475,000	459,231
4.10%, 03/01/2028	565,000	564,591
4.63%, 05/15/2042	50,000	50,657
4.65%, 08/15/2044	97,000	98,110
Apache Corp.
3.25%, 04/15/2022	14,000	13,840
4.75%, 04/15/2043	23,000	22,775
5.10%, 09/01/2040	90,000	92,125
6.00%, 01/15/2037	160,000	181,127
6.90%, 09/15/2018	50,000	50,948
Appalachian Power Co.
5.80%, 10/01/2035	25,000	29,872
6.70%, 08/15/2037	55,000	72,621
Apple, Inc.
3-Month LIBOR + 0.25%, 2.04% (B), 05/03/2018	172,000	172,022
2.15%, 02/09/2022	327,000	318,215
2.45%, 08/04/2026	185,000	171,496
2.75%, 01/13/2025	630,000	606,345
2.85%, 05/06/2021 - 05/11/2024	500,000	494,210
2.90%, 09/12/2027	489,000	465,476
3.00%, 02/09/2024 - 06/20/2027	721,000	706,366
3.20%, 05/13/2025 - 05/11/2027	957,000	936,292
3.35%, 02/09/2027	410,000	405,044
3.45%, 02/09/2045	386,000	356,193
3.75%, 09/12/2047	420,000	405,920
3.85%, 08/04/2046	219,000	214,290
4.50%, 02/23/2036	85,000	93,198
4.65%, 02/23/2046	40,000	44,048
Arch Capital Finance LLC
5.03%, 12/15/2046	92,000	101,688
Arconic, Inc.
5.90%, 02/01/2027	345,000	360,956
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	82,088
3.35%, 06/15/2024	169,000	169,156
4.50%, 04/01/2042	8,000	8,665
5.05%, 09/01/2041	23,000	26,452
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	125,828
3.88%, 01/12/2028	148,000	143,378

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Assurant, Inc.
4.20%, 09/27/2023	$ 250,000	$ 251,358
AT&T, Inc.
3.40%, 05/15/2025	803,000	773,729
3.90%, 08/14/2027	410,000	412,823
3.95%, 01/15/2025	237,000	236,853
4.13%, 02/17/2026	216,000	216,523
4.30%, 02/15/2030 (A)	1,540,000	1,531,203
4.30%, 12/15/2042	89,000	82,616
4.35%, 06/15/2045	600,000	548,297
4.45%, 04/01/2024	73,000	75,347
4.50%, 05/15/2035 - 03/09/2048	815,000	785,694
4.75%, 05/15/2046	81,000	78,671
4.90%, 08/14/2037	936,000	941,285
5.15%, 11/15/2046 (A)	760,000	776,734
5.25%, 03/01/2037	390,000	412,571
5.35%, 09/01/2040	79,000	82,921
5.80%, 02/15/2019	25,000	25,633
6.38%, 03/01/2041	205,000	238,097
Athene Global Funding
2.75%, 04/20/2020 (A)	281,000	278,650
4.00%, 01/25/2022 (A)	236,000	238,919
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	77,656
8.50%, 03/15/2019	126,000	132,648
AutoZone, Inc.
3.75%, 06/01/2027	103,000	100,893
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	170,000	166,087
3.50%, 11/15/2024, MTN	70,000	69,774
3.90%, 10/15/2046, MTN	34,000	32,019
Avangrid, Inc.
3.15%, 12/01/2024	108,000	104,847
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	540,000	528,864
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (A)	45,000	45,414
3.85%, 12/15/2025 (A)	200,000	201,626
4.75%, 10/07/2044 (A)	48,000	51,621
6.38%, 06/01/2019 (A)	80,000	83,265
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	115,000	127,433
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/2027	250,000	239,062
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	141,000	129,980
5.20%, 06/15/2033	200,000	220,591
Bank of America Corp.
2.25%, 04/21/2020, MTN	190,000	187,235
Fixed until 07/21/2020, 2.37% (B), 07/21/2021, MTN	735,000	721,247
2.50%, 10/21/2022, MTN	1,057,000	1,015,345
2.60%, 01/15/2019	42,000	42,041
2.63%, 10/19/2020, MTN	115,000	114,206
2.65%, 04/01/2019	200,000	199,896
Fixed until 07/21/2022, 2.82% (B), 07/21/2023, MTN	380,000	370,337
Fixed until 04/24/2022, 2.88% (B), 04/24/2023	1,045,000	1,023,245
Fixed until 12/20/2022, 3.00% (B), 12/20/2023(A)	1,458,000	1,430,090
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	586,000	580,139
3.30%, 01/11/2023, MTN	528,000	526,457

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	$ 250,000	$ 243,199
Fixed until 12/20/2027, 3.42% (B), 12/20/2028 (A)	876,000	839,118
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	800,000	786,648
3.95%, 04/21/2025, MTN	513,000	508,477
Fixed until 03/05/2028, 3.97% (B), 03/05/2029, MTN	920,000	922,379
4.00%, 04/01/2024 - 01/22/2025, MTN	539,000	541,775
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	175,000	178,671
4.25%, 10/22/2026, MTN	142,000	142,995
Fixed until 01/20/2047, 4.44% (B), 01/20/2048, MTN	60,000	62,637
5.65%, 05/01/2018, MTN	105,000	105,265
Fixed until 03/15/2028, 5.88% (B), 03/15/2028 (E)	385,000	387,429
5.88%, 02/07/2042, MTN	20,000	24,950
Fixed until 09/05/2024, 6.25% (B), 09/05/2024 (E)	440,000	466,444
6.88%, 04/25/2018, MTN	400,000	401,037
Bank of New York Mellon Corp.
2.20%, 03/04/2019, MTN	60,000	59,783
2.60%, 08/17/2020 - 02/07/2022, MTN	282,000	278,798
Fixed until 05/16/2022, 2.66% (B), 05/16/2023, MTN	619,000	602,409
2.80%, 05/04/2026, MTN	51,000	48,031
3.25%, 09/11/2024, MTN	190,000	187,771
4.15%, 02/01/2021, MTN	55,000	56,610
4.60%, 01/15/2020, MTN	100,000	103,021
Barrick North America Finance LLC
4.40%, 05/30/2021	16,000	16,528
BAT Capital Corp.
3.56%, 08/15/2027 (A)	645,000	617,805
4.39%, 08/15/2037 (A)	171,000	169,906
Baxalta, Inc.
3.60%, 06/23/2022	185,000	184,431
5.25%, 06/23/2045	28,000	30,576
Bayer US Finance LLC
3.38%, 10/08/2024 (A)	200,000	196,513
BB&T Corp.
2.45%, 01/15/2020, MTN	56,000	55,534
2.63%, 06/29/2020, MTN	270,000	267,738
6.85%, 04/30/2019, MTN	60,000	62,538
Becton Dickinson and Co.
3.36%, 06/06/2024	1,120,000	1,077,999
3.73%, 12/15/2024	13,000	12,782
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	44,627
3.50%, 02/01/2025	71,000	70,842
3.75%, 11/15/2023	293,000	298,795
6.13%, 04/01/2036	122,000	155,484
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62,000	65,848
5.40%, 05/15/2018 (F)	200,000	200,630
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	370,000	360,630
Biogen, Inc.
3.63%, 09/15/2022	122,000	123,157
5.20%, 09/15/2045	67,000	73,163
BlackRock, Inc.
3.38%, 06/01/2022	50,000	50,848
3.50%, 03/18/2024	40,000	40,304

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	$ 33,000	$ 33,498
5.88%, 03/15/2021 (A)	120,000	129,001
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	170,368
Boardwalk Pipelines, LP
4.45%, 07/15/2027	62,000	60,278
4.95%, 12/15/2024	258,000	265,040
5.95%, 06/01/2026	42,000	45,010
Booking Holdings, Inc.
3.55%, 03/15/2028	250,000	241,914
Boston Gas Co.
4.49%, 02/15/2042 (A)	24,000	25,807
Boston Properties, LP
2.75%, 10/01/2026	84,000	76,466
3.20%, 01/15/2025	190,000	183,408
3.65%, 02/01/2026	329,000	321,696
3.80%, 02/01/2024	175,000	176,078
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (A)	500,000	463,895
4.70%, 06/22/2047 (A)	140,000	128,306
British Airways Pass-Through Trust
3.80%, 03/20/2033 (A)	258,000	260,735
4.13%, 03/20/2033 (A)	344,000	345,720
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	150,000	146,523
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.13%, 01/15/2025	220,000	207,968
3.50%, 01/15/2028	155,000	145,689
3.63%, 01/15/2024	616,000	605,977
3.88%, 01/15/2027	336,000	326,788
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	580,000	601,324
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	81,525
Buckeye Partners, LP
3.95%, 12/01/2026	32,000	30,211
4.35%, 10/15/2024	111,000	110,634
4.88%, 02/01/2021	220,000	226,333
5.60%, 10/15/2044	280,000	279,052
5.85%, 11/15/2043	100,000	102,326
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020 (F)	55,000	55,189
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	50,000	52,618
5.15%, 09/01/2043	231,000	267,381
5.40%, 06/01/2041	60,000	71,243
6.15%, 05/01/2037	200,000	255,461
7.95%, 08/15/2030	200,000	273,300
Campbell Soup Co.
3.95%, 03/15/2025	270,000	268,728
4.15%, 03/15/2028	180,000	178,679
Capital One Bank USA NA
3.38%, 02/15/2023	950,000	925,776
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	167,846
3.75%, 04/24/2024 - 07/28/2026	260,000	251,491
4.20%, 10/29/2025	275,000	272,486
Capital One NA
2.35%, 08/17/2018	250,000	249,718
2.40%, 09/05/2019	300,000	297,201
Cardinal Health, Inc.
3.75%, 09/15/2025	68,000	67,370
4.90%, 09/15/2045	60,000	61,400
Cargill, Inc.
3.30%, 03/01/2022 (A)	110,000	110,725

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 4.31% (B), 07/15/2019 (D) (J)	$ 21,553	$ 21,391
Caterpillar Financial Services Corp.
1.70%, 06/16/2018, MTN	150,000	149,801
2.10%, 06/09/2019, MTN	43,000	42,754
2.75%, 08/20/2021, MTN	60,000	59,463
2.85%, 06/01/2022, MTN	77,000	76,079
3.75%, 11/24/2023, MTN	121,000	124,212
7.15%, 02/15/2019, MTN	100,000	104,032
Caterpillar, Inc.
2.60%, 06/26/2022	31,000	30,307
CBS Corp.
3.38%, 02/15/2028 (F)	690,000	641,474
3.70%, 08/15/2024	173,000	171,922
4.00%, 01/15/2026	83,000	81,886
4.85%, 07/01/2042	100,000	99,646
4.90%, 08/15/2044	68,000	68,249
Celgene Corp.
3.25%, 08/15/2022	20,000	19,700
3.45%, 11/15/2027	350,000	331,778
3.63%, 05/15/2024	186,000	183,642
4.35%, 11/15/2047	377,000	358,875
4.55%, 02/20/2048	135,000	132,343
5.70%, 10/15/2040	114,000	130,350
Centel Capital Corp.
9.00%, 10/15/2019	25,000	27,017
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	137,000	131,801
3.95%, 03/01/2048	145,000	146,238
CenterPoint Energy Resources Corp.
3.55%, 04/01/2023	100,000	100,307
4.50%, 01/15/2021	130,000	134,117
CF Industries, Inc.
4.50%, 12/01/2026 (A)	220,000	223,240
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%, 02/15/2028	1,650,000	1,516,244
4.91%, 07/23/2025	803,000	820,591
6.38%, 10/23/2035	89,000	99,417
6.83%, 10/23/2055	120,000	138,759
Chevron Corp.
2.36%, 12/05/2022	50,000	48,523
2.41%, 03/03/2022	200,000	195,972
2.57%, 05/16/2023	200,000	194,500
2.90%, 03/03/2024	161,000	158,178
2.95%, 05/16/2026	305,000	293,433
3.19%, 06/24/2023	74,000	74,150
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (A)	95,000	93,358
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	91,000	90,151
3.15%, 03/15/2025	131,000	128,198
3.35%, 05/03/2026	63,000	61,965
Cisco Systems, Inc.
1.85%, 09/20/2021	200,000	193,060
2.20%, 02/28/2021	200,000	196,384
2.95%, 02/28/2026	117,000	112,913
3.00%, 06/15/2022	222,000	221,400
Citigroup, Inc.
1.70%, 04/27/2018	300,000	299,835
1.75%, 05/01/2018	112,000	111,928
2.15%, 07/30/2018	82,000	81,867
2.75%, 04/25/2022	750,000	730,584

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
Fixed until 07/24/2022, 2.88% (B), 07/24/2023	$ 585,000	$ 569,238
2.90%, 12/08/2021	300,000	295,430
Fixed until 01/24/2022, 3.14% (B), 01/24/2023	1,526,000	1,507,581
3.20%, 10/21/2026	194,000	184,417
3.40%, 05/01/2026	250,000	241,630
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	840,000	810,900
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	450,000	438,714
3.88%, 03/26/2025	100,000	98,956
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	100,000	96,333
4.13%, 07/25/2028	148,000	146,258
4.30%, 11/20/2026	250,000	250,137
4.40%, 06/10/2025	573,000	583,249
4.75%, 05/18/2046	490,000	497,910
5.50%, 09/13/2025	115,000	124,511
Citizens Bank NA
3.70%, 03/29/2023	970,000	973,933
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	37,823
4.30%, 12/03/2025	60,000	60,681
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	277,000	264,799
5.50%, 08/15/2024	100,000	111,014
8.88%, 11/15/2018	70,000	72,549
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	221,988
CMS Energy Corp.
2.95%, 02/15/2027	78,000	72,992
3.88%, 03/01/2024	100,000	101,313
8.75%, 06/15/2019	17,000	18,085
CNA Financial Corp.
3.45%, 08/15/2027	160,000	152,043
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	400,000	403,717
Comcast Corp.
2.35%, 01/15/2027	400,000	359,123
2.75%, 03/01/2023	53,000	51,600
3.00%, 02/01/2024	200,000	194,838
3.15%, 02/15/2028 (F)	600,000	571,487
3.20%, 07/15/2036	455,000	402,050
3.90%, 03/01/2038	245,000	237,505
4.00%, 03/01/2048 - 11/01/2049	173,000	163,533
4.05%, 11/01/2052	58,000	54,440
4.20%, 08/15/2034	378,000	381,718
4.25%, 01/15/2033	439,000	454,848
4.75%, 03/01/2044	215,000	226,666
6.50%, 11/15/2035	210,000	268,136
7.05%, 03/15/2033	90,000	119,134
Comerica, Inc.
3.80%, 07/22/2026	180,000	176,922
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	76,558
3.75%, 08/15/2047	150,000	143,803
4.00%, 03/01/2048	220,000	221,125
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	127,159
4.00%, 04/01/2048	124,000	126,793
ConocoPhillips
5.90%, 10/15/2032	150,000	179,087
ConocoPhillips Co.
4.95%, 03/15/2026	150,000	163,741
ConocoPhillips Holding Co.
6.95%, 04/15/2029	130,000	165,356

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Consolidated Edison Co. of New York, Inc.
3.88%, 06/15/2047	$ 250,000	$ 244,892
4.00%, 11/15/2057	225,000	220,440
4.20%, 03/15/2042	25,000	25,740
Constellation Brands, Inc.
2.70%, 05/09/2022	175,000	169,765
3.20%, 02/15/2023	325,000	318,758
4.10%, 02/15/2048	90,000	83,620
4.25%, 05/01/2023	60,000	61,460
Consumers Energy Co.
2.85%, 05/15/2022	8,000	7,912
3.25%, 08/15/2046	52,000	46,538
4.35%, 08/31/2064	32,000	33,345
5.65%, 04/15/2020	110,000	116,303
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	33,492	34,078
Corning, Inc.
4.38%, 11/15/2057	135,000	124,317
Costco Wholesale Corp.
2.75%, 05/18/2024	142,000	138,489
Cox Communications, Inc.
3.15%, 08/15/2024 (A)	270,000	258,934
3.25%, 12/15/2022 (A)	140,000	137,441
3.35%, 09/15/2026 (A)	67,000	63,793
3.50%, 08/15/2027 (A)	165,000	157,414
4.60%, 08/15/2047 (A)	118,000	112,902
4.80%, 02/01/2035 (A)	250,000	245,328
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	191,588
Crown Castle International Corp.
3.70%, 06/15/2026	159,000	153,015
4.00%, 03/01/2027	47,000	46,217
4.88%, 04/15/2022	246,000	258,457
5.25%, 01/15/2023	80,000	85,012
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	104,000	103,154
CSX Corp.
3.25%, 06/01/2027	560,000	535,269
3.40%, 08/01/2024	100,000	99,780
3.80%, 11/01/2046	195,000	179,443
4.25%, 06/01/2021	23,000	23,738
4.75%, 05/30/2042	27,000	28,637
6.00%, 10/01/2036, MTN	70,000	85,311
CVS Health Corp.
2.75%, 12/01/2022	80,000	77,005
2.88%, 06/01/2026	365,000	336,333
3.70%, 03/09/2023	210,000	211,140
4.00%, 12/05/2023	138,000	139,622
4.10%, 03/25/2025	1,368,000	1,377,644
4.30%, 03/25/2028	988,000	992,209
4.78%, 03/25/2038	745,000	755,080
5.05%, 03/25/2048	229,000	240,859
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	213,808	234,952
6.20%, 10/10/2025 (A)	96,095	102,466
Daimler Finance North America LLC
2.25%, 09/03/2019 (A)	150,000	148,827
2.38%, 08/01/2018 (A)	151,000	150,915
2.88%, 03/10/2021 (A)	250,000	247,427
Danaher Corp.
2.40%, 09/15/2020	56,000	55,517
Darden Restaurants, Inc.
4.55%, 02/15/2048	75,000	74,682
DDR Corp.
3.63%, 02/01/2025	87,000	83,331
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	1,363,000	1,467,844

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Delmarva Power & Light Co.
4.00%, 06/01/2042	$ 47,000	$ 47,433
4.15%, 05/15/2045	140,000	144,681
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	267,759	264,948
4.75%, 11/07/2021	19,829	20,231
Devon Energy Corp.
5.60%, 07/15/2041	24,000	27,019
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	47,632
Digital Realty Trust, LP
3.70%, 08/15/2027	89,000	85,763
Discover Bank
4.20%, 08/08/2023	350,000	357,006
4.25%, 03/13/2026	250,000	250,947
Discovery Communications LLC
3.30%, 05/15/2022	190,000	188,177
3.95%, 03/20/2028	105,000	100,721
4.38%, 06/15/2021	137,000	140,875
6.35%, 06/01/2040	50,000	56,566
Dollar General Corp.
4.13%, 05/01/2028 (I)	100,000	100,894
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	58,431
4.60%, 12/15/2044	407,000	426,416
Dominion Energy, Inc.
2.75%, 01/15/2022	132,000	128,593
2.85%, 08/15/2026	942,000	872,979
4.90%, 08/01/2041	11,000	11,829
5.25%, 08/01/2033	90,000	102,127
6.30%, 03/15/2033	50,000	61,106
Dow Chemical Co.
3.00%, 11/15/2022	38,000	37,311
4.13%, 11/15/2021	38,000	39,083
5.25%, 11/15/2041	17,000	18,834
8.55%, 05/15/2019	40,000	42,457
8.85%, 09/15/2021	190,000	221,490
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (A)	75,000	71,830
DTE Electric Co.
2.65%, 06/15/2022	13,000	12,744
3.70%, 03/15/2045	123,000	119,105
3.95%, 06/15/2042	20,000	19,312
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	102,850
4.25%, 12/15/2041	17,000	17,678
6.00%, 12/01/2028	100,000	120,509
Duke Energy Corp.
2.65%, 09/01/2026	845,000	771,186
3.75%, 09/01/2046	170,000	153,335
Duke Energy Florida LLC
5.90%, 03/01/2033	60,000	73,082
Duke Energy Indiana LLC
3.75%, 05/15/2046	100,000	96,192
Duke Energy Ohio, Inc.
3.80%, 09/01/2023 (F)	136,000	139,475
Duke Energy Progress LLC
2.80%, 05/15/2022	32,000	31,607
3.00%, 09/15/2021	67,000	67,200
3.25%, 08/15/2025	106,000	105,489
3.70%, 10/15/2046	113,000	109,611
4.15%, 12/01/2044	65,000	66,735
4.20%, 08/15/2045	130,000	134,960
4.38%, 03/30/2044	44,000	47,352
5.70%, 04/01/2035	100,000	119,174
Duke Realty, LP
3.25%, 06/30/2026	36,000	34,517
3.63%, 04/15/2023	146,000	146,948

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	$ 160,000	$ 153,762
DXC Technology Co.
4.25%, 04/15/2024	99,000	101,669
E.I. du Pont de Nemours & Co.
4.15%, 02/15/2043	44,000	42,593
5.60%, 12/15/2036	40,000	47,061
6.00%, 07/15/2018	30,000	30,277
Eaton Corp.
3.10%, 09/15/2027	145,000	136,415
4.00%, 11/02/2032	21,000	21,047
5.80%, 03/15/2037	130,000	151,252
6.95%, 03/20/2019	60,000	62,351
eBay, Inc.
3.45%, 08/01/2024	139,000	137,113
Ecolab, Inc.
2.25%, 01/12/2020	80,000	79,114
3.25%, 01/14/2023	66,000	66,041
3.95%, 12/01/2047 (A)	122,000	118,615
5.50%, 12/08/2041	15,000	17,845
Edison International
2.40%, 09/15/2022	70,000	66,744
2.95%, 03/15/2023	485,000	471,619
4.13%, 03/15/2028	595,000	599,349
Emera US Finance, LP
3.55%, 06/15/2026	120,000	114,600
4.75%, 06/15/2046	235,000	235,841
Energy Transfer Partners, LP
3.60%, 02/01/2023	56,000	54,588
4.05%, 03/15/2025	118,000	115,728
4.75%, 01/15/2026	96,000	97,065
4.90%, 02/01/2024	120,000	123,187
5.15%, 02/01/2043	315,000	287,648
6.05%, 06/01/2041	325,000	329,660
6.50%, 02/01/2042	36,000	38,884
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	120,000	124,751
Eni USA, Inc.
7.30%, 11/15/2027	150,000	186,117
EnLink Midstream Partners, LP
4.15%, 06/01/2025	245,000	238,123
5.05%, 04/01/2045	58,000	53,932
Entergy Arkansas, Inc.
3.50%, 04/01/2026	61,000	60,847
Entergy Corp.
2.95%, 09/01/2026	285,000	265,302
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	108,748
3.05%, 06/01/2031	107,000	100,033
4.00%, 03/15/2033	90,000	91,777
Entergy Mississippi, Inc.
2.85%, 06/01/2028	251,000	234,854
Enterprise Products Operating LLC
3.35%, 03/15/2023	204,000	203,276
3.70%, 02/15/2026	10,000	9,909
3.75%, 02/15/2025	488,000	490,186
3.90%, 02/15/2024	118,000	119,496
4.85%, 03/15/2044	356,000	372,846
4.95%, 10/15/2054	35,000	35,989
5.10%, 02/15/2045	65,000	70,673
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	180,000	175,050
5.75%, 03/01/2035	100,000	111,846
5.95%, 02/01/2041	36,000	42,682
6.88%, 03/01/2033	400,000	503,672
7.55%, 04/15/2038	120,000	162,079

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
EOG Resources, Inc.
2.63%, 03/15/2023	$ 47,000	$ 45,278
4.10%, 02/01/2021	80,000	81,842
EPR Properties
4.50%, 06/01/2027	157,000	153,063
EQT Corp.
3.90%, 10/01/2027	161,000	154,021
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (A)	285,000	289,170
5.25%, 10/01/2020 (A)	8,000	8,397
5.63%, 03/15/2042 (A)	37,000	42,034
6.70%, 06/01/2034 (A)	44,000	54,311
ERP Operating, LP
2.38%, 07/01/2019	32,000	31,852
2.85%, 11/01/2026	96,000	90,899
3.00%, 04/15/2023	150,000	148,145
3.50%, 03/01/2028	98,000	95,990
4.63%, 12/15/2021	19,000	19,854
Eversource Energy
3.30%, 01/15/2028	420,000	404,691
Exelon Corp.
2.45%, 04/15/2021	55,000	53,754
3.40%, 04/15/2026	63,000	60,834
3.50%, 06/01/2022	715,000	708,132
3.95%, 06/15/2025	245,000	245,724
Exelon Generation Co. LLC
3.40%, 03/15/2022	421,000	421,347
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	48,877
3.05%, 11/30/2022	130,000	127,127
3.40%, 03/01/2027	105,000	98,650
3.50%, 06/15/2024	90,000	87,880
4.50%, 02/25/2026	144,000	146,614
4.80%, 07/15/2046	62,000	62,938
FedEx Corp.
3.90%, 02/01/2035	223,000	215,625
4.10%, 02/01/2045	175,000	165,648
Fifth Third Bancorp
2.88%, 07/27/2020	205,000	204,602
3.95%, 03/14/2028	210,000	210,845
Fifth Third Bank
2.38%, 04/25/2019	300,000	298,868
FirstEnergy Corp.
3.90%, 07/15/2027	180,000	176,773
4.85%, 07/15/2047	146,000	153,569
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (A)	260,000	267,536
Florida Power & Light Co.
3.95%, 03/01/2048	290,000	295,163
4.95%, 06/01/2035	70,000	79,688
5.13%, 06/01/2041	30,000	35,401
5.63%, 04/01/2034	100,000	120,794
Fluor Corp.
3.38%, 09/15/2021	149,000	150,135
Ford Motor Co.
4.75%, 01/15/2043	115,000	104,871
7.45%, 07/16/2031	820,000	993,521
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	200,000	199,745
3.34%, 03/18/2021 - 03/28/2022	697,000	688,346
3.81%, 01/09/2024	200,000	196,080
3.82%, 11/02/2027 (F)	560,000	526,892
4.13%, 08/04/2025	210,000	206,615
4.39%, 01/08/2026, MTN	565,000	561,766

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Electric Co.
2.10%, 12/11/2019	$ 86,000	$ 84,421
2.20%, 01/09/2020, MTN	172,000	169,370
2.70%, 10/09/2022	34,000	32,971
3.45%, 05/15/2024, MTN	292,000	286,546
4.13%, 10/09/2042	225,000	208,573
4.38%, 09/16/2020, MTN	104,000	106,659
4.50%, 03/11/2044	160,000	157,505
4.65%, 10/17/2021, MTN	222,000	231,789
Fixed until 01/21/2021, 5.00% (B), 01/21/2021 (E)	790,000	782,100
5.50%, 01/08/2020, MTN	60,000	62,404
5.63%, 05/01/2018, MTN	140,000	140,322
6.00%, 08/07/2019, MTN	101,000	104,704
General Motors Co.
5.00%, 04/01/2035	565,000	559,670
5.15%, 04/01/2038	250,000	249,197
5.20%, 04/01/2045	215,000	209,173
6.60%, 04/01/2036	540,000	618,872
General Motors Financial Co., Inc.
3.25%, 05/15/2018	20,000	20,005
3.45%, 04/10/2022	145,000	143,808
3.50%, 11/07/2024	240,000	231,703
3.70%, 05/09/2023	205,000	203,506
3.85%, 01/05/2028	190,000	180,733
3.95%, 04/13/2024	360,000	356,943
4.00%, 01/15/2025 - 10/06/2026	475,000	464,516
4.30%, 07/13/2025	105,000	105,146
4.35%, 01/17/2027	453,000	449,974
Georgia Power Co.
3.25%, 04/01/2026	49,000	47,751
Gilead Sciences, Inc.
2.50%, 09/01/2023	16,000	15,422
3.25%, 09/01/2022	120,000	120,114
3.50%, 02/01/2025	20,000	19,946
3.70%, 04/01/2024	484,000	486,160
4.00%, 09/01/2036	233,000	232,006
4.15%, 03/01/2047	365,000	357,400
4.60%, 09/01/2035	42,000	44,986
Glencore Funding LLC
4.00%, 03/27/2027 (A)	250,000	241,341
4.63%, 04/29/2024 (A)	220,000	225,126
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	420,000	404,979
2.60%, 04/23/2020	63,000	62,414
2.75%, 09/15/2020	117,000	115,809
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	750,000	734,199
Fixed until 07/24/2022, 2.91% (B), 07/24/2023	1,040,000	1,011,428
Fixed until 06/05/2022, 2.91% (B), 06/05/2023	1,681,000	1,636,007
3.00%, 04/26/2022	250,000	245,482
Fixed until 09/29/2024, 3.27% (B), 09/29/2025	484,000	465,923
3.50%, 01/23/2025 - 11/16/2026	1,022,000	997,647
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	523,000	507,034
3.75%, 05/22/2025	399,000	394,960
Fixed until 04/23/2028, 3.81% (B), 04/23/2029 (F)	590,000	578,362
3.85%, 01/26/2027	490,000	483,834
Fixed unttil 10/31/2037, 4.02% (B), 10/31/2038	55,000	53,091
Fixed until 11/10/2022, 5.00% (B), 11/10/2022 (E)	705,000	685,612
5.15%, 05/22/2045	458,000	492,931
5.38%, 03/15/2020, MTN	606,000	631,876
6.00%, 06/15/2020, MTN	103,000	108,993
7.50%, 02/15/2019, MTN	435,000	452,502

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goodman US Finance Four LLC
4.50%, 10/15/2037 (A)	$ 116,000	$ 115,584
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	561,000	539,120
Government Properties Income Trust
4.00%, 07/15/2022	251,000	250,270
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	76,612
Great-West Lifeco Finance Delaware, LP
4.15%, 06/03/2047 (A)	200,000	201,382
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,547
3.48%, 06/15/2050 (A)	36,000	34,856
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	44,000	45,343
Gulf Power Co.
3.30%, 05/30/2027	235,000	228,875
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	150,000	150,779
Halliburton Co.
3.50%, 08/01/2023	107,000	107,101
4.85%, 11/15/2035	157,000	169,072
7.60%, 08/15/2096 (A)	40,000	52,053
8.75%, 02/15/2021	100,000	114,580
Harris Corp.
3.83%, 04/27/2025	450,000	452,642
4.85%, 04/27/2035	70,000	74,719
Hartford Financial Services Group, Inc.
4.40%, 03/15/2048	210,000	214,301
Hasbro, Inc.
3.50%, 09/15/2027	144,000	134,880
HCP, Inc.
3.40%, 02/01/2025	38,000	36,898
3.88%, 08/15/2024	497,000	492,741
4.00%, 06/01/2025	407,000	407,613
4.20%, 03/01/2024	127,000	128,250
Hess Corp.
6.00%, 01/15/2040	50,000	52,789
7.13%, 03/15/2033	280,000	335,917
Home Depot, Inc.
2.13%, 09/15/2026	54,000	48,848
2.63%, 06/01/2022	150,000	147,758
3.00%, 04/01/2026	53,000	51,518
3.50%, 09/15/2056	187,000	166,984
3.75%, 02/15/2024	110,000	113,791
4.20%, 04/01/2043	103,000	106,510
Huntington Bancshares, Inc.
2.30%, 01/14/2022	271,000	259,610
Fixed until 04/15/2023, 5.70% (B), 04/15/2023 (E)	290,000	291,450
Huntington National Bank
2.00%, 06/30/2018	250,000	249,739
Hyundai Capital America
2.00%, 07/01/2019 (A)	64,000	63,102
2.40%, 10/30/2018 (A)	120,000	119,654
IBM Credit LLC
3.00%, 02/06/2023	765,000	756,941
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	102,072
4.88%, 09/15/2041	192,000	223,271
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	118,652
Intel Corp.
2.60%, 05/19/2026	155,000	146,272
3.10%, 07/29/2022	15,000	15,063
3.30%, 10/01/2021	10,000	10,157

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Intel Corp. (continued)
3.70%, 07/29/2025	$ 104,000	$ 106,285
3.73%, 12/08/2047 (A)	114,000	111,083
4.00%, 12/15/2032	181,000	188,457
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	147,050
4.00%, 10/15/2023	115,000	119,249
International Business Machines Corp.
1.80%, 05/17/2019	100,000	99,225
2.25%, 02/19/2021	279,000	274,579
7.00%, 10/30/2025	50,000	61,279
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	160,980
8.63%, 01/15/2022	360,000	419,857
International Paper Co.
3.00%, 02/15/2027	375,000	346,820
7.30%, 11/15/2039	100,000	130,994
8.70%, 06/15/2038	70,000	101,383
ITC Holdings Corp.
2.70%, 11/15/2022 (A)	200,000	194,063
3.35%, 11/15/2027 (A)	485,000	463,287
Jackson National Life Global Funding
1.88%, 10/15/2018 (A)	113,000	112,531
2.50%, 06/27/2022 (A)	100,000	96,953
3.05%, 04/29/2026 (A)	81,000	77,871
3.25%, 01/30/2024 (A)	29,000	28,711
4.70%, 06/01/2018 (A)	100,000	100,321
Jefferies Group LLC
6.88%, 04/15/2021	245,000	267,089
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85%, 01/15/2027	52,000	53,177
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	320,000	329,356
6.15%, 06/01/2037	80,000	99,126
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	179,000	178,629
1.70%, 01/15/2020	30,000	29,421
2.45%, 09/11/2020, MTN	33,000	32,715
2.70%, 01/06/2023, MTN	15,000	14,696
2.75%, 03/15/2022, MTN	25,000	24,679
2.80%, 09/08/2027, MTN	100,000	94,172
3.15%, 10/15/2021, MTN	20,000	20,075
3.35%, 06/12/2024, MTN	166,000	166,339
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	71,316	77,726
Johnson & Johnson
3.40%, 01/15/2038	278,000	267,308
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	46,409
5.30%, 10/01/2041	60,000	68,394
Kellogg Co.
3.40%, 11/15/2027	250,000	239,157
Kerr-McGee Corp.
7.88%, 09/15/2031	180,000	237,689
KeyBank NA
3.40%, 05/20/2026, MTN	405,000	391,399
KeyCorp
2.90%, 09/15/2020, MTN	84,000	83,619
5.10%, 03/24/2021, MTN	141,000	148,786
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	97,000	90,831
Kimberly-Clark Corp.
2.40%, 03/01/2022 - 06/01/2023	114,000	110,540
Kimco Realty Corp.
3.80%, 04/01/2027	200,000	192,549

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kinder Morgan Energy Partners, LP
5.63%, 09/01/2041	$ 230,000	$ 237,902
Kinder Morgan, Inc.
4.30%, 03/01/2028	410,000	408,212
5.20%, 03/01/2048	270,000	271,209
5.30%, 12/01/2034	170,000	174,379
Kraft Heinz Foods Co.
2.80%, 07/02/2020	350,000	347,576
3.00%, 06/01/2026	290,000	267,681
3.50%, 06/06/2022	51,000	50,926
3.95%, 07/15/2025	293,000	291,712
4.38%, 06/01/2046	415,000	380,549
5.00%, 07/15/2035 - 06/04/2042	315,000	326,065
5.20%, 07/15/2045	44,000	44,718
6.13%, 08/23/2018	65,000	65,900
6.50%, 02/09/2040	100,000	118,684
6.88%, 01/26/2039	164,000	202,462
Kroger Co.
3.40%, 04/15/2022	95,000	94,501
3.88%, 10/15/2046	375,000	322,605
4.00%, 02/01/2024	90,000	91,724
6.15%, 01/15/2020	30,000	31,647
6.90%, 04/15/2038	230,000	284,410
8.00%, 09/15/2029	125,000	160,359
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	137,334
Legg Mason, Inc.
3.95%, 07/15/2024 (F)	115,000	115,345
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (A)	100,000	105,591
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (A)	220,000	275,444
Liberty Property, LP
3.25%, 10/01/2026	54,000	51,393
Lincoln National Corp.
3.80%, 03/01/2028	190,000	188,366
4.00%, 09/01/2023	100,000	102,154
4.20%, 03/15/2022	206,000	212,207
Lockheed Martin Corp.
2.90%, 03/01/2025	135,000	129,060
3.10%, 01/15/2023	73,000	72,560
3.60%, 03/01/2035	320,000	305,762
4.07%, 12/15/2042	108,000	106,617
4.09%, 09/15/2052	121,000	117,343
4.50%, 05/15/2036	250,000	265,233
Lowe’s Cos., Inc.
2.50%, 04/15/2026	150,000	139,019
3.13%, 09/15/2024	50,000	49,261
3.38%, 09/15/2025	179,000	177,588
4.65%, 04/15/2042	43,000	46,246
Macy’s Retail Holdings, Inc.
4.30%, 02/15/2043	50,000	40,726
Magellan Health, Inc.
4.40%, 09/22/2024	375,000	372,675
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	56,588
4.20%, 12/01/2042	75,000	70,446
4.25%, 02/01/2021	234,000	239,120
5.15%, 10/15/2043	62,000	67,577
Marathon Oil Corp.
2.80%, 11/01/2022	100,000	96,396
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	95,435
4.75%, 09/15/2044	190,000	190,998
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	189,028
2.75%, 01/30/2022	19,000	18,692

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Marsh & McLennan Cos., Inc. (continued)
3.30%, 03/14/2023	$ 25,000	$ 24,919
3.50%, 03/10/2025	93,000	92,316
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	156,000	149,191
4.25%, 12/15/2047	180,000	166,428
Masco Corp.
3.50%, 11/15/2027	115,000	109,172
4.50%, 05/15/2047	165,000	157,346
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	113,000	112,227
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	33,000	38,080
7.63%, 11/15/2023 (A)	250,000	290,175
MassMutual Global Funding II
2.10%, 08/02/2018 (A)	112,000	111,848
2.50%, 10/17/2022 (A) (F)	100,000	97,030
McCormick & Co., Inc.
3.15%, 08/15/2024	375,000	363,905
3.40%, 08/15/2027	66,000	63,166
McDonald’s Corp.
3.35%, 04/01/2023, MTN (F)	95,000	95,526
4.45%, 03/01/2047, MTN	60,000	61,843
4.60%, 05/26/2045, MTN	205,000	215,757
4.70%, 12/09/2035, MTN	39,000	41,661
6.30%, 10/15/2037, MTN	71,000	91,130
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	238,000	244,256
4.60%, 06/01/2044	70,000	72,072
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	91,808
Medtronic, Inc.
3.13%, 03/15/2022	72,000	72,057
4.38%, 03/15/2035	454,000	481,700
Merck & Co., Inc.
2.40%, 09/15/2022	109,000	106,421
2.80%, 05/18/2023	18,000	17,740
3.70%, 02/10/2045	20,000	19,512
MetLife, Inc.
4.13%, 08/13/2042	285,000	277,342
Fixed until 06/15/2020, 5.25% (B), 06/15/2020 (E)	330,000	337,339
Fixed until 03/15/2028, 5.88% (B), 03/15/2028 (E)	180,000	183,150
6.40%, 12/15/2066	60,000	65,775
Metropolitan Edison Co.
4.00%, 04/15/2025 (A)	85,000	85,757
Metropolitan Life Global Funding I
3.00%, 01/10/2023 - 09/19/2027 (A)	320,000	308,187
3.65%, 06/14/2018 (A)	120,000	120,216
3.88%, 04/11/2022 (A)	300,000	307,352
Microsoft Corp.
2.38%, 02/12/2022 - 05/01/2023	176,000	171,519
2.40%, 08/08/2026	1,340,000	1,246,975
2.88%, 02/06/2024	458,000	450,069
3.30%, 02/06/2027	167,000	165,793
3.50%, 02/12/2035	708,000	699,295
3.95%, 08/08/2056	88,000	87,468
4.00%, 02/12/2055	71,000	72,115
4.10%, 02/06/2037	266,000	282,062
4.50%, 02/06/2057	233,000	255,395
MidAmerican Energy Co.
3.10%, 05/01/2027	193,000	187,502
Monsanto Co.
4.70%, 07/15/2064	18,000	17,456
Morgan Stanley
2.65%, 01/27/2020	344,000	341,881
2.75%, 05/19/2022	150,000	146,283
3.13%, 01/23/2023, MTN	615,000	606,211

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	$ 1,646,000	$ 1,592,111
3.63%, 01/20/2027	200,000	195,763
3.70%, 10/23/2024, MTN	167,000	166,185
3.75%, 02/25/2023, MTN	284,000	287,008
Fixed until 01/24/2028, 3.77% (B), 01/24/2029, MTN	1,685,000	1,658,920
3.88%, 01/27/2026, MTN	360,000	359,687
Fixed until 07/22/2037, 3.97% (B), 07/22/2038	330,000	322,388
4.00%, 07/23/2025, MTN	871,000	879,110
4.30%, 01/27/2045	69,000	69,765
5.00%, 11/24/2025	334,000	349,268
5.50%, 07/28/2021, MTN	620,000	662,195
5.63%, 09/23/2019, MTN	470,000	487,885
6.63%, 04/01/2018, MTN	200,000	200,000
7.30%, 05/13/2019, MTN	470,000	492,490
Mosaic Co.
4.05%, 11/15/2027	135,000	131,667
4.88%, 11/15/2041	13,000	12,472
5.45%, 11/15/2033	255,000	270,010
5.63%, 11/15/2043	240,000	250,932
MPLX, LP
4.00%, 03/15/2028	104,000	102,494
4.13%, 03/01/2027	290,000	287,333
4.50%, 04/15/2038	70,000	69,113
4.70%, 04/15/2048	80,000	77,928
4.88%, 12/01/2024	165,000	173,014
5.20%, 03/01/2047	81,000	84,644
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	11,000	10,834
MUFG Union Bank NA
2.25%, 05/06/2019	250,000	248,211
Mylan, Inc.
3.13%, 01/15/2023 (A)	220,000	212,884
4.55%, 04/15/2028 (A) (I)	420,000	420,683
5.40%, 11/29/2043	40,000	41,201
Nabors Industries, Inc.
4.63%, 09/15/2021 (F)	170,000	164,092
5.00%, 09/15/2020	110,000	109,725
National Retail Properties, Inc.
3.50%, 10/15/2027	100,000	94,970
3.60%, 12/15/2026	124,000	119,374
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/2023	405,000	394,828
2.85%, 01/27/2025	235,000	226,475
2.95%, 02/07/2024	61,000	59,709
3.05%, 04/25/2027	92,000	88,532
3.40%, 02/07/2028	210,000	206,180
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (A)	250,000	342,888
9.38%, 08/15/2039 (A)	80,000	129,390
NBCUniversal Media LLC
4.38%, 04/01/2021	150,000	155,841
Nevada Power Co.
5.38%, 09/15/2040	80,000	96,578
5.45%, 05/15/2041	40,000	48,547
6.50%, 08/01/2018	25,000	25,327
6.65%, 04/01/2036	100,000	133,710
7.13%, 03/15/2019	50,000	51,986
New England Power Co.
3.80%, 12/05/2047 (A)	112,000	108,596
New York Life Global Funding
1.55%, 11/02/2018 (A)	286,000	284,421
2.35%, 07/14/2026 (A)	75,000	68,892
3.00%, 01/10/2028 (A)	137,000	130,499

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (A)	$ 83,000	$ 80,889
Newell Brands, Inc.
4.20%, 04/01/2026	275,000	272,254
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	106,000	105,200
3.55%, 05/01/2027	45,000	43,730
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	141,429
NiSource, Inc.
3.85%, 02/15/2023	50,000	51,005
5.65%, 02/01/2045	89,000	104,139
5.80%, 02/01/2042	67,000	78,269
6.25%, 12/15/2040	100,000	125,971
6.80%, 01/15/2019	13,000	13,394
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A)	78,000	74,536
2.60%, 09/28/2022 (A)	385,000	373,224
Noble Energy, Inc.
3.85%, 01/15/2028	170,000	167,150
5.05%, 11/15/2044	155,000	162,019
5.63%, 05/01/2021	88,000	89,646
6.00%, 03/01/2041	57,000	65,261
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	21,422
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,068
3.85%, 01/15/2024	125,000	128,016
3.95%, 10/01/2042	25,000	24,258
4.05%, 08/15/2052 (A)	127,000	122,557
4.15%, 02/28/2048	200,000	198,178
Northern States Power Co.
6.25%, 06/01/2036	70,000	91,158
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	268,956
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	39,961
2.55%, 10/15/2022	255,000	247,120
3.20%, 02/01/2027	112,000	107,720
3.25%, 01/15/2028	890,000	849,534
3.85%, 04/15/2045	44,000	41,072
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	108,831
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	145,964	153,729
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	77,831
3.40%, 05/06/2024	165,000	166,220
Nucor Corp.
4.00%, 08/01/2023	70,000	72,456
6.40%, 12/01/2037	200,000	260,201
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	142,000	137,591
Occidental Petroleum Corp.
2.70%, 02/15/2023 (F)	88,000	86,082
3.40%, 04/15/2026	35,000	34,621
3.50%, 06/15/2025	68,000	68,131
4.20%, 03/15/2048	375,000	377,778
4.63%, 06/15/2045	26,000	27,656
Ohio Power Co.
6.60%, 03/01/2033	65,000	85,837
Oncor Electric Delivery Co. LLC
2.95%, 04/01/2025	45,000	43,411
6.80%, 09/01/2018	50,000	50,792
7.00%, 09/01/2022	50,000	57,739

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	$ 250,000	$ 253,525
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	105,392
3.38%, 10/01/2022	30,000	29,528
4.90%, 03/15/2025	450,000	469,740
5.00%, 09/15/2023	65,000	68,562
6.13%, 02/01/2041	295,000	336,094
6.65%, 10/01/2036	220,000	265,133
Oracle Corp.
2.38%, 01/15/2019	91,000	91,000
2.50%, 05/15/2022 - 10/15/2022	341,000	333,231
2.65%, 07/15/2026	420,000	392,703
2.95%, 11/15/2024 - 05/15/2025	980,000	951,689
3.25%, 11/15/2027	1,490,000	1,453,401
3.80%, 11/15/2037	340,000	336,210
3.85%, 07/15/2036	280,000	277,393
3.90%, 05/15/2035	130,000	129,984
4.30%, 07/08/2034	573,000	604,930
6.13%, 07/08/2039	65,000	83,941
Owens Corning
4.30%, 07/15/2047	235,000	214,677
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	43,001
2.95%, 03/01/2026	340,000	317,660
3.25%, 09/15/2021	11,000	10,986
3.30%, 12/01/2027 (A) (F)	100,000	94,633
3.40%, 08/15/2024	130,000	127,511
3.50%, 06/15/2025	554,000	540,607
4.00%, 12/01/2046	92,000	86,255
4.45%, 04/15/2042	17,000	16,914
4.50%, 12/15/2041	48,000	48,103
6.05%, 03/01/2034	170,000	202,631
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	118,327
PacifiCorp
6.25%, 10/15/2037	20,000	26,245
Parker-Hannifin Corp.
3.30%, 11/21/2024, MTN	37,000	36,763
4.10%, 03/01/2047	67,000	68,427
4.45%, 11/21/2044, MTN	37,000	39,591
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	56,000	52,706
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (A)	26,000	25,870
2.70%, 03/14/2023 (A)	150,000	144,003
3.38%, 02/01/2022 (A)	184,000	182,996
4.88%, 07/11/2022 (A)	100,000	105,247
PepsiCo, Inc.
3.10%, 07/17/2022	113,000	113,623
3.45%, 10/06/2046	475,000	436,597
4.60%, 07/17/2045	39,000	42,319
4.88%, 11/01/2040	17,000	19,568
Pfizer, Inc.
3.00%, 12/15/2026	210,000	203,375
Philip Morris International, Inc.
2.13%, 05/10/2023	995,000	935,287
2.38%, 08/17/2022	795,000	765,842
Phillips 66
3.90%, 03/15/2028	365,000	363,677
4.30%, 04/01/2022	16,000	16,636
4.88%, 11/15/2044	320,000	341,220

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Phillips 66 Partners, LP
3.55%, 10/01/2026	$ 34,000	$ 32,355
4.90%, 10/01/2046	209,000	209,807
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	175,000	166,802
3.65%, 06/01/2022	53,000	52,277
4.30%, 01/31/2043	121,000	102,551
4.65%, 10/15/2025	100,000	100,600
5.75%, 01/15/2020	700,000	727,886
PNC Bank NA
6.88%, 04/01/2018	250,000	250,000
PNC Financial Services Group, Inc.
5.13%, 02/08/2020	100,000	103,759
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	50,879
PPL Capital Funding, Inc.
3.10%, 05/15/2026	155,000	146,512
3.50%, 12/01/2022	750,000	752,317
4.00%, 09/15/2047	146,000	140,818
4.20%, 06/15/2022	50,000	51,507
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	44,070
Praxair, Inc.
2.65%, 02/05/2025	65,000	62,714
Precision Castparts Corp.
3.25%, 06/15/2025	160,000	158,737
4.20%, 06/15/2035	160,000	166,954
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	198,509
Pricoa Global Funding I
1.60%, 05/29/2018 (A)	212,000	211,683
2.55%, 11/24/2020 (A)	235,000	232,592
Principal Life Global Funding II
2.25%, 10/15/2018 (A)	127,000	126,663
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	402,776
3.55%, 01/15/2024	1,505,000	1,565,156
Procter & Gamble Co.
2.85%, 08/11/2027	250,000	239,837
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	21,797
7.00%, 10/30/2031	110,000	143,035
Progressive Corp.
2.45%, 01/15/2027	200,000	183,463
4.20%, 03/15/2048	155,000	158,628
Fixed until 03/15/2023, 5.38% (B), 03/15/2023 (E)	150,000	151,687
Prologis, LP
3.75%, 11/01/2025	32,000	32,317
Protective Life Global Funding
2.00%, 09/14/2021 (A)	210,000	200,570
2.26%, 04/08/2020 (A)	200,000	196,657
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	79,300
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	200,000	198,718
3.91%, 12/07/2047 (A)	414,000	391,819
Fixed until 06/15/2023, 5.63% (B), 06/15/2043	100,000	104,875
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	300,000	380,109
PSEG Power LLC
2.45%, 11/15/2018	50,000	49,898
4.15%, 09/15/2021	113,000	115,665
Public Service Co. of Colorado
3.55%, 06/15/2046	43,000	40,038

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Public Service Co. of New Hampshire
3.50%, 11/01/2023	$ 40,000	$ 40,414
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	113,763
6.63%, 11/15/2037	80,000	104,166
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN (F)	93,000	84,933
3.65%, 09/01/2042, MTN	49,000	47,427
QUALCOMM, Inc.
2.60%, 01/30/2023	21,000	20,141
2.90%, 05/20/2024	610,000	583,295
3.25%, 05/20/2027	201,000	190,541
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	37,830
4.75%, 01/30/2020	160,000	165,330
Qwest Corp.
6.75%, 12/01/2021	67,000	71,830
Raytheon Co.
3.15%, 12/15/2024	56,000	55,821
Realty Income Corp.
3.00%, 01/15/2027	120,000	110,812
3.88%, 04/15/2025 (I)	175,000	174,446
4.65%, 03/15/2047	113,000	116,170
Regions Financial Corp.
2.75%, 08/14/2022	170,000	165,182
3.20%, 02/08/2021	118,000	117,784
Reliance Standard Life Global Funding II
3.05%, 01/20/2021 (A)	104,000	103,549
Republic Services, Inc.
2.90%, 07/01/2026	49,000	45,922
3.55%, 06/01/2022	54,000	54,543
5.25%, 11/15/2021	80,000	85,343
5.50%, 09/15/2019	100,000	103,599
Reynolds American, Inc.
4.45%, 06/12/2025	611,000	628,518
5.70%, 08/15/2035	150,000	170,663
Roche Holdings, Inc.
3.35%, 09/30/2024 (A)	200,000	200,919
Rockwell Collins, Inc.
2.80%, 03/15/2022	910,000	887,110
3.20%, 03/15/2024	80,000	77,759
4.35%, 04/15/2047	50,000	49,282
Roper Technologies, Inc.
3.00%, 12/15/2020	46,000	45,840
3.80%, 12/15/2026	92,000	91,621
Ryder System, Inc.
2.88%, 09/01/2020, MTN	144,000	143,096
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	32,976
6.00%, 06/01/2026	75,000	86,915
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (A)	154,000	155,394
4.00%, 12/21/2025 (A)	667,000	678,256
Select Income REIT
3.60%, 02/01/2020	370,000	369,206
Sempra Energy
2.40%, 03/15/2020	250,000	246,736
2.88%, 10/01/2022	28,000	27,383
2.90%, 02/01/2023	165,000	161,409
3.25%, 06/15/2027	335,000	318,262
3.40%, 02/01/2028	515,000	494,020
3.55%, 06/15/2024	118,000	117,292
4.00%, 02/01/2048	35,000	32,604
4.05%, 12/01/2023	96,000	98,543
9.80%, 02/15/2019	140,000	148,226
Senior Housing Properties Trust
3.25%, 05/01/2019	190,000	190,139
4.75%, 02/15/2028	150,000	146,965

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
SES GLOBAL Americas Holdings GP
5.30%, 03/25/2044 (A)	$ 165,000	$ 138,181
Sherwin-Williams Co.
2.75%, 06/01/2022	235,000	228,884
3.13%, 06/01/2024	188,000	181,772
4.50%, 06/01/2047	80,000	79,633
Sierra Pacific Power Co.
2.60%, 05/01/2026	1,100,000	1,025,540
Simon Property Group, LP
3.30%, 01/15/2026	720,000	699,945
3.38%, 12/01/2027	205,000	196,690
3.75%, 02/01/2024	250,000	253,512
4.13%, 12/01/2021	27,000	27,862
4.38%, 03/01/2021	60,000	62,135
South Carolina Electric & Gas Co.
5.30%, 05/15/2033	150,000	166,294
6.05%, 01/15/2038	237,000	282,181
Southern California Edison Co.
1.85%, 02/01/2022	44,000	43,337
3.65%, 03/01/2028	440,000	440,968
3.88%, 06/01/2021	18,000	18,465
3.90%, 12/01/2041	50,000	49,430
4.05%, 03/15/2042	75,000	75,501
4.13%, 03/01/2048	245,000	250,297
Southern Co.
2.15%, 09/01/2019	100,000	98,735
3.25%, 07/01/2026	48,000	45,611
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	45,574
3.25%, 06/15/2026	323,000	309,766
3.50%, 09/15/2021	182,000	183,039
3.95%, 10/01/2046	49,000	46,489
4.40%, 06/01/2043	79,000	79,298
5.25%, 08/15/2019	230,000	237,332
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	77,000	81,041
8.00%, 03/01/2032	140,000	183,037
Southern Power Co.
4.95%, 12/15/2046	144,000	149,271
5.15%, 09/15/2041	165,000	177,382
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	97,467
Southwestern Electric Power Co.
3.90%, 04/01/2045	125,000	120,080
6.45%, 01/15/2019	50,000	51,423
Southwestern Public Service Co.
3.70%, 08/15/2047	330,000	317,057
4.50%, 08/15/2041	70,000	75,885
6.00%, 10/01/2036	97,000	120,154
Spectra Energy Partners, LP
2.95%, 09/25/2018	46,000	46,046
3.50%, 03/15/2025	125,000	120,400
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	176,000	171,120
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (A)	471,625	468,677
Starbucks Corp.
4.30%, 06/15/2045	105,000	109,722
State Street Corp.
3.10%, 05/15/2023	72,000	71,566
3.55%, 08/18/2025	118,000	118,474
3.70%, 11/20/2023	231,000	236,474
Stryker Corp.
3.50%, 03/15/2026	39,000	38,887

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	$ 36,000	$ 35,796
4.95%, 01/15/2043	309,000	280,140
5.30%, 04/01/2044	50,000	46,509
5.35%, 05/15/2045	503,000	468,599
6.10%, 02/15/2042	100,000	101,448
SunTrust Bank
3.30%, 05/15/2026	315,000	300,386
SunTrust Banks, Inc.
2.50%, 05/01/2019	39,000	38,882
Fixed until 12/15/2027, 5.13% (B), 12/15/2027 (E) (F)	370,000	354,515
Swiss Re Treasury US Corp.
4.25%, 12/06/2042 (A)	125,000	127,798
Synchrony Financial
3.70%, 08/04/2026	344,000	321,715
3.95%, 12/01/2027	449,000	424,608
Sysco Corp.
3.25%, 07/15/2027	350,000	334,636
3.75%, 10/01/2025	78,000	78,525
SYSCO Corp.
4.45%, 03/15/2048	190,000	189,925
Target Corp.
3.50%, 07/01/2024	77,000	78,189
TC PipeLines, LP
3.90%, 05/25/2027	81,000	77,480
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	112,000	110,993
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	200,000	200,031
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	129,000	123,890
Texas Health Resources
4.33%, 11/15/2055	250,000	262,217
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	36,553
Textron, Inc.
3.65%, 03/15/2027	100,000	98,025
3.88%, 03/01/2025	130,000	130,465
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	288,000	268,855
3.15%, 01/15/2023	192,000	188,903
3.20%, 08/15/2027	225,000	212,969
4.15%, 02/01/2024	86,000	88,345
Time Warner Cable LLC
5.00%, 02/01/2020	5,000	5,135
5.50%, 09/01/2041	214,000	212,615
6.55%, 05/01/2037	100,000	112,430
8.75%, 02/14/2019	105,000	109,950
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	330,000	429,448
Time Warner, Inc.
2.95%, 07/15/2026	410,000	375,496
3.55%, 06/01/2024	385,000	379,659
3.60%, 07/15/2025	450,000	437,886
3.80%, 02/15/2027	295,000	285,215
3.88%, 01/15/2026	360,000	352,664
4.75%, 03/29/2021	100,000	104,430
5.38%, 10/15/2041	17,000	18,273
Toledo Edison Co.
6.15%, 05/15/2037	130,000	161,698
Toyota Motor Credit Corp.
2.10%, 01/17/2019, MTN	174,000	173,151
2.13%, 07/18/2019, MTN	90,000	89,447
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025 (A)	170,000	171,062

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	$ 68,000	$ 65,879
Tyson Foods, Inc.
3.95%, 08/15/2024	340,000	342,102
4.55%, 06/02/2047	125,000	125,355
UDR, Inc.
2.95%, 09/01/2026, MTN	74,000	68,133
Unilever Capital Corp.
2.00%, 07/28/2026	125,000	111,445
3.38%, 03/22/2025	110,000	109,886
Union Carbide Corp.
7.50%, 06/01/2025	40,000	47,831
7.75%, 10/01/2096	40,000	53,166
Union Electric Co.
2.95%, 06/15/2027	107,000	102,332
Union Pacific Corp.
2.75%, 04/15/2023	45,000	44,048
2.95%, 01/15/2023	21,000	20,853
3.75%, 03/15/2024	100,000	102,144
4.10%, 09/15/2067	90,000	86,089
4.15%, 01/15/2045	50,000	50,998
4.16%, 07/15/2022	42,000	43,864
4.30%, 06/15/2042	24,000	24,818
United Airlines Pass-Through Trust
2.88%, 04/07/2030	450,000	423,607
3.10%, 01/07/2030	82,757	79,693
3.45%, 01/07/2030	368,028	359,534
3.50%, 09/01/2031	479,000	473,102
3.65%, 07/07/2027	98,000	96,001
3.75%, 03/03/2028	300,053	297,622
4.30%, 02/15/2027	220,917	227,675
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	28,252
United Technologies Corp.
3.75%, 11/01/2046	455,000	410,298
4.15%, 05/15/2045	198,000	191,659
4.50%, 06/01/2042	71,000	72,122
UnitedHealth Group, Inc.
1.63%, 03/15/2019	73,000	72,291
2.75%, 02/15/2023	111,000	108,517
2.88%, 03/15/2023	150,000	147,533
3.10%, 03/15/2026	80,000	77,495
3.38%, 11/15/2021	37,000	37,332
3.95%, 10/15/2042	180,000	176,742
4.63%, 07/15/2035	143,000	156,397
5.80%, 03/15/2036	100,000	122,586
6.63%, 11/15/2037	100,000	133,727
US Bancorp
2.20%, 04/25/2019, MTN	200,000	198,920
2.38%, 07/22/2026, MTN	100,000	90,804
2.63%, 01/24/2022, MTN	37,000	36,460
3.00%, 03/15/2022, MTN	33,000	32,807
US Bank NA
2.13%, 10/28/2019	250,000	247,486
Valero Energy Corp.
7.50%, 04/15/2032	60,000	78,581
Valero Energy Partners, LP
4.50%, 03/15/2028	55,000	55,323
Ventas Realty, LP
3.50%, 02/01/2025	45,000	43,817
3.75%, 05/01/2024	88,000	88,192
3.85%, 04/01/2027	563,000	550,697
4.13%, 01/15/2026	68,000	68,530
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	597,000	604,707

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Verizon Communications, Inc.
2.63%, 08/15/2026	$ 510,000	$ 465,751
3.45%, 03/15/2021	114,000	115,147
4.13%, 08/15/2046	830,000	746,971
4.27%, 01/15/2036	822,000	786,871
4.40%, 11/01/2034	811,000	800,945
4.50%, 08/10/2033	915,000	926,275
4.67%, 03/15/2055	413,000	392,837
4.81%, 03/15/2039	442,000	451,682
5.01%, 08/21/2054	59,000	58,992
5.25%, 03/16/2037	206,000	222,132
Viacom, Inc.
3.88%, 04/01/2024	56,000	55,766
4.38%, 03/15/2043	164,000	146,963
6.88%, 04/30/2036	330,000	392,305
Virginia Electric & Power Co.
2.75%, 03/15/2023	145,000	142,132
2.95%, 01/15/2022	8,000	7,941
3.45%, 02/15/2024	21,000	21,066
3.80%, 04/01/2028	255,000	258,182
4.45%, 02/15/2044	21,000	22,239
8.88%, 11/15/2038	70,000	114,641
VMware, Inc.
2.95%, 08/21/2022	319,000	305,714
Vornado Realty, LP
3.50%, 01/15/2025	170,000	163,679
Voya Financial, Inc.
3.13%, 07/15/2024	350,000	336,880
3.65%, 06/15/2026	50,000	48,737
Vulcan Materials Co.
4.50%, 06/15/2047	120,000	113,599
Walgreen Co.
4.40%, 09/15/2042	70,000	65,498
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	330,000	311,819
3.80%, 11/18/2024	100,000	98,484
4.50%, 11/18/2034	195,000	192,916
Walt Disney Co.
3.00%, 02/13/2026	400,000	391,071
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	143,247
Wells Fargo & Co.
2.50%, 03/04/2021	71,000	69,710
3.07%, 01/24/2023	2,147,000	2,111,309
3.30%, 09/09/2024, MTN	300,000	292,711
3.50%, 03/08/2022, MTN	400,000	401,069
4.10%, 06/03/2026, MTN	70,000	69,568
4.30%, 07/22/2027, MTN	63,000	63,336
4.40%, 06/14/2046, MTN	215,000	208,675
4.65%, 11/04/2044, MTN	483,000	487,177
4.75%, 12/07/2046, MTN	413,000	423,210
4.90%, 11/17/2045, MTN	225,000	235,876
5.38%, 11/02/2043	200,000	220,819
Welltower, Inc.
REIT,
3.75%, 03/15/2023	75,000	75,929
4.00%, 06/01/2025	479,000	478,615
4.25%, 04/01/2026	200,000	202,484
4.50%, 01/15/2024	172,000	177,884
Western Gas Partners, LP
3.95%, 06/01/2025	410,000	399,640
4.65%, 07/01/2026	76,000	76,941
5.45%, 04/01/2044	122,000	123,269
Western Union Co.
3.60%, 03/15/2022	230,000	229,840
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	149,872
4.38%, 11/15/2047	95,000	91,777

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
WestRock Co.
3.00%, 09/15/2024 (A)	$ 200,000	$ 191,207
3.75%, 03/15/2025 (A)	250,000	249,421
Williams Partners, LP
3.90%, 01/15/2025	78,000	77,248
4.00%, 09/15/2025	365,000	359,129
4.85%, 03/01/2048	146,000	144,522
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	1,986
3.10%, 06/01/2025	110,000	107,683
3.65%, 12/15/2042	40,000	37,978
4.25%, 12/15/2019	140,000	143,616
WP Carey, Inc.
4.60%, 04/01/2024	300,000	307,493
WW Grainger, Inc.
4.60%, 06/15/2045	291,000	307,894
Xcel Energy, Inc.
4.80%, 09/15/2041	3,000	3,307
6.50%, 07/01/2036	130,000	168,524
Xylem, Inc.
3.25%, 11/01/2026	33,000	31,813
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	265,000	265,521
Zoetis, Inc.
3.45%, 11/13/2020	37,000	37,259
4.70%, 02/01/2043	17,000	18,170

		264,470,898

Virgin Islands, British - 0.1%
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	360,000	346,880
CNOOC Finance, Ltd.
3.00%, 05/09/2023	200,000	192,228
Sinopec Capital 2013, Ltd.
3.13%, 04/24/2023 (A)	500,000	484,250
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (A)	200,000	205,124
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (A)	200,000	199,705

		1,428,187

Total Corporate Debt Securities (Cost $354,419,417)		350,213,006

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (G)
Province of Ontario
1.65%, 09/27/2019	87,000	85,965

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	201,600
4.50%, 01/28/2026 (F)	220,000	227,370
5.00%, 06/15/2045	200,000	202,750
7.38%, 09/18/2037	100,000	128,000

		759,720

Israel - 0.4%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	795,399
Series 2008-Z,
Zero Coupon, 08/15/2024	1,000,000	828,024
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	819,370

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel (continued)
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	$ 3,300,000	$ 2,708,414

		5,151,207

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,151,000	1,113,017
4.13%, 01/21/2026	200,000	202,800
4.35%, 01/15/2047	100,000	91,388
5.55%, 01/21/2045	119,000	128,199
4.75%, 03/08/2044, MTN	212,000	206,170
5.75%, 10/12/2110, MTN	70,000	71,225

		1,812,799

Peru - 0.0% (G)
Peru Government International Bond
5.63%, 11/18/2050	35,000	42,087

Supranational - 0.0% (G)
African Development Bank
8.80%, 09/01/2019	130,000	140,511

Total Foreign Government Obligations (Cost $8,113,828)		7,992,289

MORTGAGE-BACKED SECURITIES - 3.8%
Cayman Islands - 0.1%
BXMT, Ltd.
Series 2017-FL1, Class D,
1-Month LIBOR + 2.70%, 4.49% (B), 06/15/2035 (A)	580,000	585,668
PFP, Ltd.
Series 2015-2, Class A,
1-Month LIBOR + 1.45%, 3.24% (B), 07/14/2034 (A)	75,500	75,548
Series 2015-2, Class C,
1-Month LIBOR + 3.25%, 5.04% (B), 07/14/2034 (A)	100,000	100,625
Series 2015-2, Class D,
1-Month LIBOR + 4.00%, 5.79% (B), 07/14/2034 (A)	100,000	100,203
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1-Month LIBOR + 1.40%, 3.19% (B), 08/15/2032 (A)	3,428	3,426
Series 2015-CRE4, Class B,
1-Month LIBOR + 3.00%, 4.79% (B), 08/15/2032 (A)	153,000	151,470
TPG Real Estate Finance Issuer, Ltd.
Series 2018-FL1, Class B,
1-Month LIBOR + 1.30%, 3.09% (B), 02/15/2035 (A)	500,000	500,000

		1,516,940

United States - 3.7%
Ajax Mortgage Loan Trust
Series 2016-2, Class A,
4.13%, 10/25/2056 (A) (B)	256,132	254,694

The notes are an integral part of this report. Transamerica Series Trust	Page 24	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	$ 366,078	$ 368,858
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	333,872	334,039
Series 2006-41CB, Class 2A13,
5.75%, 01/25/2037	711,905	608,983
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50%, 11/25/2045 (A) (B)	32,201	32,034
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	99,052
Series 2014-520M, Class C,
4.21% (B), 08/15/2046 (A)	150,000	141,071
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.82% (B), 09/27/2044 (A)	783,000	772,060
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.68% (B), 03/20/2035	39,921	40,408
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.83% (B), 11/25/2033	60,863	61,257
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	900,000	894,283
BCAP LLC Trust
Series 2012-RR10, Class 1A1,
1.85% (B), 02/26/2037 (A)	27,454	27,453
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 2.51% (B), 07/25/2034	196,858	196,246
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.58% (B), 07/25/2033	25,601	25,759
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 3.67% (B), 02/25/2036	284,357	285,433
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.28% (B), 06/11/2041 (A)	22,634	181
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.44% (B), 12/11/2049 (A)	144,333	473
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.71% (B), 02/25/2037	46,563	46,420
Series 2007-A1, Class 8A1,
3.72% (B), 02/25/2037	421,071	430,481
Series 2007-A2, Class 2A1,
3.61% (B), 07/25/2037	19,552	19,870
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	32,802	33,561
Series 2004-3, Class A4,
5.75%, 04/25/2034	26,242	27,047
Series 2004-HYB6, Class A3,
3.51% (B), 11/20/2034	399,511	407,097
Series 2005-15, Class A3,
5.75%, 08/25/2035	313,079	288,187
Series 2005-HYB3, Class 2A2A,
3.41% (B), 06/20/2035	790,066	795,047

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2006-HYB2, Class 2A1B,
3.41% (B), 04/20/2036	$ 749,627	$ 690,191
Series 2007-2, Class A16,
6.00%, 03/25/2037	711,196	616,187
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	70,040	71,634
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	525,341
Series 2013-SFS, Class A2,
2.99% (B), 04/12/2035 (A)	156,000	152,959
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	769,153
Series 2014-PAT, Class A,
1-Month LIBOR + 0.80%, 2.52% (B), 08/13/2027 (A)	198,000	198,001
Series 2014-TWC, Class A,
1-Month LIBOR + 0.85%, 2.57% (B), 02/13/2032 (A)	665,000	665,422
Series 2014-TWC, Class B,
1-Month LIBOR + 1.60%, 3.32% (B), 02/13/2032 (A)	500,000	500,477
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	444,109
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.74% (B), 07/10/2038	17,274	17,275
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	25,665	26,363
Series 2003-AR26, Class 2A1,
3.68% (B), 11/25/2033	349,728	349,278
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	87,795	91,545
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (A)	600,000	576,070
Federal Home Loan Mortgage Corp.
Series K070, Class A2,
3.30% (B), 11/25/2027	546,000	548,498
Series K070, Class AM,
3.36% (B), 12/25/2027	1,360,000	1,367,345
Federal Home Loan Mortgage Corp. REMIC
Series 4125, Class KP,
2.50%, 05/15/2041	1,082,090	1,063,945
Series 4748, Class HE,
3.00%, 01/15/2048	2,000,000	1,872,836
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1,
1-Month LIBOR + 0.70%, 2.55% (B), 09/25/2030	415,000	415,014
Federal National Mortgage Association REMIC
Series 2013-74, Class YT,
3.00%, 02/25/2041	1,069,802	1,072,316
Series 2017-112, Class AY,
3.50%, 01/25/2048	1,870,000	1,878,092
Series 2017-50, Class FB,
1-Month LIBOR + 0.40%, 2.27% (B), 07/25/2047	4,620,175	4,644,792

The notes are an integral part of this report. Transamerica Series Trust	Page 25	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	$ 700,000	$ 711,127
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.40% (B), 08/10/2044 (A)	200,000	195,077
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.22% (B), 09/25/2035 (A)	60,276	54,201
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
3.37% (B), 10/25/2033	23,326	23,463
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	50,749	52,144
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	17,185	17,685
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88%, 08/25/2022 (A) (B)	1,120,000	1,105,100
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 2.57% (B), 03/25/2035	626,852	586,705
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 2.49% (B), 09/25/2034	346,788	345,888
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.54%, 2.41% (B), 05/25/2035	785,406	783,233
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 2.47% (B), 05/25/2035	35,638	35,279
Series 2005-4, Class 2B1,
1-Month LIBOR + 2.48%, 4.35% (B), 05/25/2035	518,367	495,407
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 2.57% (B), 02/25/2036	969,415	886,341
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 4.12% (B), 05/25/2037 (A)	852,085	699,132
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
4.80% (B), 08/25/2033	51,863	53,007
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.22% (B), 05/25/2036	74,828	71,178
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.22% (B), 08/25/2036	14,491	14,232
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
1-Month LIBOR + 0.16%, 1.93% (B), 05/15/2047	25,421	25,347
Series 2007-LD11, Class AM,
5.95% (B), 06/15/2049	234,393	237,641
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (B), 05/15/2045	62,040	1

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
3.13% (B), 02/25/2034	$ 14,060	$ 14,037
Series 2006-A2, Class 5A3,
3.59% (B), 11/25/2033	31,797	32,403
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	192,000	195,617
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	770,013	610,063
LSTAR Securities Investment, Ltd.
Series 2017-7, Class A,
1-Month LIBOR + 1.75%, 3.64% (B), 10/01/2022 (A)	409,488	410,040
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.63% (B), 04/21/2034	54,366	55,691
Series 2004-13, Class 3A7,
3.47% (B), 11/21/2034	25,298	25,948
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 4.08% (B), 11/21/2034	379,471	387,710
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	40,044	41,579
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	4,240	4,243
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
11/25/2018	9,708	9,575
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	65,389	66,108
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50% (B), 08/25/2032	85,441	88,032
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 2.49% (B), 10/25/2028	418,153	415,383
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 2.51% (B), 01/25/2029	89,765	88,696
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.33% (B), 04/25/2029	101,503	100,102
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.51% (B), 12/12/2049 (A)	53,732	2
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	300,000	305,145
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ,
5.39% (B), 11/12/2041	376,099	376,200
Series 2006-HQ8, Class D,
5.40% (B), 03/12/2044	322,609	309,898
Series 2007-T27, Class C,
5.93% (B), 06/11/2042 (A)	1,000,000	1,057,527

The notes are an integral part of this report. Transamerica Series Trust	Page 26	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.49% (B), 12/15/2043 (A)	$ 284,195	$ 10
Series 2007-HQ11, Class X,
0.33% (B), 02/12/2044 (A)	651,996	978
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (A)	24,929	24,929
Series 2012-XA, Class B,
0.25%, 07/27/2049 (A)	105,266	98,956
MortgageIT Trust
Series 2005-5, Class A1,
1-Month LIBOR + 0.26%, 2.13% (B), 12/25/2035	270,400	268,714
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT,
1-Month LIBOR + 0.28%, 2.15% (B), 12/25/2035	875,580	856,877
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1AC1,
1-Month LIBOR + 0.30%, 2.17% (B), 04/25/2036	683,344	659,376
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
3.64% (B), 05/25/2035	23,535	23,041
RAIT Trust
Series 2015-FL5, Class B,
1-Month LIBOR + 3.90%, 5.64% (B), 01/15/2031 (A)	295,000	295,280
RALI Trust
Series 2004-QA4, Class NB3,
0.00% (B), 09/25/2034	44,404	44,990
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	157,106
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.58% (B), 04/20/2033	157,501	154,675
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 2.48% (B), 06/20/2033	45,325	45,519
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.42% (B), 12/20/2034	56,688	55,846
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 2.34% (B), 06/20/2034	178,190	169,192
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 2.52% (B), 09/20/2034	256,737	246,661
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 2.50% (B), 10/20/2034	199,345	194,881
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.20%, 2.02% (B), 07/20/2036	356,764	339,868
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 2.62% (B), 10/20/2027	69,170	67,392
Series 2018-2, Class A4,
3.50% (B), 02/25/2048 (A)	985,065	987,558

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.69% (B), 02/25/2034	$ 463,829	$ 467,619
Series 2004-12, Class 9A,
3.67% (B), 09/25/2034	552,821	559,742
Series 2004-18, Class 4A1,
3.47% (B), 12/25/2034	322,683	319,201
Series 2004-4, Class 5A,
3.74% (B), 04/25/2034	11,266	11,405
Series 2004-6, Class 4A1,
3.54% (B), 06/25/2034	143,379	144,376
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.47% (B), 10/19/2034	41,829	40,308
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.06% (B), 07/19/2035	136,455	132,663
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
3.40% (B), 12/25/2033	7,485	7,511
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1,
3.63% (B), 04/25/2033	64,460	64,302
Series 2003-26A, Class 3A5,
3.62% (B), 09/25/2033	485,699	489,458
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 2.51% (B), 09/25/2043	92,553	89,501
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 2.61% (B), 09/25/2044	107,148	101,627
Series 2004-4, Class 3A,
3.03% (B), 12/25/2044	149,224	149,905
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	174,000	174,176
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	105,510
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	287,461
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.34% (B), 05/10/2063 (A)	546,214	25,294
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1.00%, 12/15/2020	1,185,000	1,185,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	538,646
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	407,046
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class C,
5.75% (B), 04/15/2047	1,000,000	1,017,053
Series 2007-C34, Class B,
6.21% (B), 05/15/2046	500,000	507,995
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.08% (B), 03/15/2045 (A)	446,128	3

The notes are an integral part of this report. Transamerica Series Trust	Page 27	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
3.45% (B), 10/25/2033	$ 36,010	$ 36,440
Series 2003-AR11, Class A6,
3.36% (B), 10/25/2033	68,679	69,509
Series 2003-AR5, Class A7,
3.10% (B), 06/25/2033	57,009	57,585
Series 2003-AR6, Class A1,
3.25% (B), 06/25/2033	66,249	66,866
Series 2003-AR7, Class A7,
3.13% (B), 08/25/2033	68,155	68,935
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	32,879	33,862
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	5,708	5,736
Series 2004-CB3, Class 3A,
5.50%, 10/25/2019	5,791	5,828
Series 2005-AR10, Class 1A3,
3.32% (B), 09/25/2035	278,233	281,297
Series 2005-AR10, Class 1A4,
3.32% (B), 09/25/2035	754,632	770,112
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 2.01% (B), 12/25/2046	346,982	341,148
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.71% (B), 03/18/2028 (A)	400,000	397,480
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
3.37% (B), 06/25/2033	62,036	62,705
Series 2003-M, Class A1,
3.73% (B), 12/25/2033	372,652	381,085
Series 2004-EE, Class 3A2,
3.79% (B), 12/25/2034	185,063	191,967
Series 2004-I, Class 1A1,
3.70% (B), 07/25/2034	142,638	145,735
Series 2004-P, Class 2A1,
3.54% (B), 09/25/2034	57,094	58,539
Series 2004-R, Class 2A1,
3.60% (B), 09/25/2034	22,585	23,293
Series 2005-AR14, Class A1,
3.46% (B), 08/25/2035	321,261	325,437
Series 2005-AR16, Class 6A3,
3.49% (B), 10/25/2035	225,290	226,855
Series 2005-AR3, Class 1A1,
3.52% (B), 03/25/2035	311,210	319,855
Series 2005-AR4, Class 2A2,
3.93% (B), 04/25/2035	200,782	201,810
Series 2005-AR8, Class 2A1,
3.79% (B), 06/25/2035	21,921	22,432
Series 2005-AR9, Class 2A1,
3.63% (B), 10/25/2033	24,143	24,415
Series 2005-AR9, Class 3A1,
3.56% (B), 06/25/2034	493,799	508,490
Series 2006-AR6, Class 7A1,
3.65% (B), 03/25/2036	375,785	380,730
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (A)	100,000	103,368

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WFRBS Commercial Mortgage Trust (continued)
Series 2012-C6, Class A4,
3.44%, 04/15/2045	$ 200,000	$ 202,014

		52,564,203

Total Mortgage-Backed Securities (Cost $53,479,708)		54,081,143

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (G)
California - 0.0% (G)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	25,000	32,371
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	116,668

		149,039

New York - 0.0% (G)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	186,031
5.65%, 11/01/2040	40,000	50,857

		236,888

Ohio - 0.0% (G)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	114,000	116,553
4.80%, 06/01/2111	91,000	99,466

		216,019

Total Municipal Government Obligations (Cost $554,845)		601,946

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.8%
Federal Home Loan Banks
5.50%, 07/15/2036	250,000	333,156
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 2.33% (B), 07/15/2042 - 03/15/2044	1,708,641	1,729,989
3.00%, 07/01/2033 - 06/01/2045	11,323,539	11,109,956
1-Year CMT + 2.25%, 3.44% (B), 02/01/2036	49,544	52,012
1-Year CMT + 2.43%, 3.48% (B), 12/01/2031	38,754	41,004
3.50%, 01/01/2032 - 01/01/2046	10,059,115	10,143,812
12-Month LIBOR + 1.84%, 3.61% (B), 07/01/2040	98,686	103,182
4.00%, 12/01/2040 - 01/01/2048	10,949,369	11,282,669
4.50%, 05/01/2041	578,850	612,380
5.00%, 02/01/2034	280,939	293,538
6.00%, 01/01/2024 - 01/01/2034	114,416	121,545
6.50%, 12/01/2027 - 11/01/2037	391,755	442,413
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 2.28% (B), 09/25/2022	474,972	476,160
2.60%, 09/25/2020	103,434	102,953
2.62%, 01/25/2023	1,750,000	1,725,671
2.72%, 07/25/2026	840,000	812,250
2.74%, 09/25/2025	700,000	681,599
2.77%, 05/25/2025	750,000	728,311
2.81%, 09/25/2024	1,478,000	1,457,370

The notes are an integral part of this report. Transamerica Series Trust	Page 28	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
2.84%, 09/25/2022	$ 534,000	$ 531,519
3.12%, 06/25/2027	1,634,000	1,616,855
3.24%, 04/25/2027	602,000	602,607
3.33%, 05/25/2027	322,000	322,630
3.39%, 03/25/2024	714,000	729,590
3.49%, 01/25/2024	1,000,000	1,026,859
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.97% (B), 07/15/2037	143,668	143,673
1-Month LIBOR + 0.35%, 2.13% (B), 06/15/2043	1,130,506	1,128,536
1-Month LIBOR + 0.40%, 2.18% (B), 04/15/2039	413,568	415,110
1-Month LIBOR + 0.45%, 2.23% (B), 03/15/2039 - 11/15/2039	687,814	686,614
3.00%, 04/15/2025 - 01/15/2046	3,947,983	3,931,459
3.00%, 07/15/2040	1,841,414	1,840,851
3.00%, 02/15/2043	10,217,893	10,150,054
3.50%, 05/15/2021 - 02/15/2026	2,567,055	2,620,708
3.50%, 02/15/2042	2,678,013	2,723,389
4.00%, 12/15/2024 - 12/15/2041	2,457,339	2,562,624
4.50%, 02/15/2020 - 06/15/2025	529,225	557,015
5.00%, 07/15/2020 - 05/15/2041	621,210	660,906
5.30%, 01/15/2033	64,221	68,766
5.50%, 11/15/2023 - 07/15/2037	1,287,670	1,405,716
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	66,073	67,249
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	139,389	146,144
5.70% (B), 10/15/2038	36,308	39,924
5.75%, 06/15/2035 - 08/15/2035	1,237,691	1,375,570
5.85%, 09/15/2035	360,654	400,936
6.00%, 04/15/2036	115,408	126,610
6.50%, 02/15/2032	50,642	56,212
(2.00) * 1-Month LIBOR + 14.40%, 10.85% (B), 09/15/2034	11,235	11,273
(4.44) * 1-Month LIBOR + 24.43%, 16.54% (B), 06/15/2035	81,442	93,550
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024	15,373	353
(1.00) *1-Month LIBOR + 6.37%, 4.59% (B), 10/15/2037	346,611	46,737
5.00%, 10/15/2039	122,856	15,847
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	308,759	269,938
Federal Home Loan Mortgage Corp. REMICS
3.00%, 08/15/2038	622,032	625,246
4.00%, 04/15/2041 (D)	750,000	768,809
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 2.02% (B), 03/25/2043	627,161	623,685
Federal National Mortgage Association
Zero Coupon, 10/09/2019	450,000	434,063
1.47%, 12/01/2019	441,396	432,197
1-Month LIBOR + 0.35%, 1.93% (B), 01/01/2023	892,819	892,970
1-Month LIBOR + 0.37%, 1.95% (B), 12/01/2024	2,000,000	1,995,787
2.00%, 12/01/2020	500,000	489,836
2.01%, 06/01/2020	2,000,000	1,969,091
2.03%, 08/01/2019	24,736	24,580

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Month LIBOR + 0.48%, 2.06% (B), 09/01/2024	$ 931,021	$ 929,544
1-Month LIBOR + 0.50%, 2.09% (B), 08/25/2019	36,924	36,921
1-Month LIBOR + 0.22%, 2.09% (B), 03/25/2045	77,559	77,190
2.22%, 12/01/2022	1,406,182	1,367,277
1-Month LIBOR + 0.50%, 2.37% (B), 08/25/2042	283,483	286,629
2.38%, 12/01/2022	938,308	918,622
2.39%, 06/01/2025	410,438	394,046
2.40%, 12/01/2022 - 02/01/2023	2,897,531	2,835,951
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,938,064
2.47%, 09/01/2022	446,294	438,912
2.49% (B), 12/25/2026	1,500,000	1,422,984
2.49%, 05/25/2026	1,000,000	947,661
2.50%, 04/01/2023	1,000,000	978,491
1-Month LIBOR + 0.93%, 2.52% (B), 11/25/2022	447,774	450,906
2.52%, 10/01/2022 - 05/01/2023	1,457,372	1,434,001
2.53%, 10/01/2022 - 09/25/2024	2,286,310	2,231,896
2.57%, 01/01/2023	1,952,145	1,923,181
2.59%, 10/01/2028	2,435,000	2,292,524
2.61% (B), 10/25/2021	925,658	920,926
2.64%, 04/01/2023	924,603	912,867
2.66%, 12/01/2022	995,548	983,878
2.67%, 07/01/2022	1,000,000	991,471
2.69%, 12/01/2028	2,010,000	1,905,943
2.70%, 07/01/2026	1,000,000	965,969
2.72%, 10/25/2024	1,000,000	981,188
2.75%, 03/01/2022	445,257	444,240
2.77%, 06/01/2023	863,769	857,433
2.81%, 06/01/2023 - 05/01/2027	2,000,000	1,968,391
2.86%, 05/01/2022	895,845	895,292
2.90%, 06/25/2027	1,184,533	1,146,667
2.92%, 08/25/2021 - 12/01/2024	1,315,443	1,311,839
2.93%, 06/01/2030	800,000	772,331
2.94%, 02/01/2027 - 12/01/2028	4,279,649	4,173,079
2.98%, 07/01/2022 - 04/01/2023	2,439,251	2,443,440
3.02% (B), 08/25/2024	955,000	955,008
3.04%, 12/01/2024	1,000,000	1,003,196
3.05%, 01/01/2025 - 12/01/2029	6,676,000	6,527,366
3.06% (B), 05/25/2027	930,000	915,592
3.08% (B), 06/25/2027	1,001,000	989,450
3.08%, 12/01/2024	961,163	966,421
3.09%, 09/01/2029	2,385,000	2,330,150
3.09% (B), 04/25/2027	1,167,000	1,156,053
3.10%, 09/01/2025	1,000,000	1,003,095
3.10% (B), 07/25/2024	820,000	822,897
3.11%, 01/01/2022 - 12/01/2024	1,675,199	1,688,112
3.12%, 05/01/2022 - 02/01/2027	2,858,905	2,853,507
3.13%, 06/01/2030	500,000	489,503
3.14%, 12/01/2026	941,852	944,612
3.15%, 12/01/2024	2,411,566	2,428,978
3.19%, 02/25/2030	529,000	517,103
3.20%, 06/01/2030	500,000	496,403
3.21%, 03/01/2029	4,000,000	3,978,912
3.23%, 11/01/2020 - 08/01/2027	2,600,622	2,617,438
3.24%, 10/01/2026	941,695	950,620
3.26%, 07/01/2022	1,291,907	1,312,583
3.28%, 08/01/2020	3,663,024	3,686,982
3.29%, 10/01/2020 - 08/01/2026	4,923,924	4,979,973
3.30%, 12/01/2026 - 12/01/2029	5,794,136	5,788,313
3.32%, 04/01/2029	3,000,000	3,013,358
3.34%, 02/01/2027 - 07/01/2030	4,669,311	4,720,237
3.35%, 08/01/2023	668,958	679,249
3.38%, 12/01/2023	1,493,979	1,521,901

The notes are an integral part of this report. Transamerica Series Trust	Page 29	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.45%, 01/01/2024 - 04/01/2029	$ 3,097,465	$ 3,151,125
3.47% (B), 01/25/2024	1,500,000	1,536,383
3.50%, 08/01/2032 - 12/01/2047	24,593,124	24,788,409
3.51% (B), 12/25/2023	1,776,000	1,821,230
3.56%, 01/01/2021	763,807	779,955
3.58%, 01/01/2032	1,700,000	1,739,668
3.59%, 12/01/2020	1,307,821	1,334,628
3.63%, 10/01/2029	476,314	490,360
3.67%, 07/01/2023	925,000	956,923
3.73%, 06/25/2021 - 07/01/2022	1,181,401	1,212,232
3.76%, 04/25/2021 - 11/01/2023	1,480,711	1,528,034
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,074,255
3.82%, 05/01/2022	768,546	789,707
3.84%, 06/01/2018 - 09/01/2020	670,857	674,008
3.87%, 08/01/2021	450,542	464,644
3.88%, 09/01/2021	1,184,095	1,220,204
3.95%, 09/01/2021	157,584	162,375
4.00%, 01/01/2035 - 09/01/2047	21,332,793	22,015,784
4.02%, 11/01/2028	373,614	390,186
4.04%, 10/01/2020	400,000	411,243
4.13%, 08/01/2021	448,967	465,779
4.25%, 04/01/2021	1,050,000	1,090,757
4.30%, 04/01/2021	418,173	434,545
4.33%, 04/01/2021	359,954	374,293
4.36%, 05/01/2021	945,188	984,756
4.39%, 05/01/2021	281,654	292,189
4.48%, 02/01/2021	450,268	467,085
4.50%, 12/01/2019 - 09/01/2040	1,338,278	1,396,509
4.54%, 01/01/2020	639,582	658,110
5.00%, 06/01/2033 - 08/01/2040	206,033	222,736
5.50%, 03/01/2024 - 03/01/2035	403,741	441,016
6.00%, 08/01/2021 - 09/01/2037	870,991	957,181
7.00%, 11/01/2037 - 12/01/2037	35,056	38,322
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 2.16% (B), 07/25/2036	108,376	108,176
1-Month LIBOR + 0.40%, 2.27% (B), 05/25/2027	162,621	163,600
1-Month LIBOR + 0.50%, 2.37% (B), 05/25/2035 - 10/25/2042	985,643	992,106
1-Month LIBOR + 0.60%, 2.47% (B), 04/25/2040	34,793	35,043
1-Month LIBOR + 0.65%, 2.52% (B), 02/25/2024	77,270	77,571
2.75%, 10/25/2047	162,719	126,633
1-Month LIBOR + 0.90%, 2.77% (B), 03/25/2038	175,474	179,205
3.00%, 05/25/2026 - 01/25/2046	2,567,553	2,570,072
3.00%, 09/25/2047	281,938	233,174
1-Month LIBOR + 1.25%, 3.12% (B), 07/25/2023	145,522	148,073
3.50%, 04/25/2031	1,000,000	1,020,132
3.50%, 02/25/2048	146,618	138,188
3.50%, 02/25/2058	296,407	265,372
4.00%, 05/25/2033	161,552	167,276
5.00%, 10/25/2025	105,549	110,981
5.25%, 05/25/2039	38,914	40,362
5.50%, 03/25/2023 - 07/25/2040	864,425	925,571
6.00%, 03/25/2029	24,368	26,533
6.50%, 01/25/2032 - 07/25/2036	106,574	119,289
7.00%, 11/25/2041	106,684	120,041
(3.50) * 1-Month LIBOR + 23.10%, 16.55% (B), 06/25/2035	69,634	80,862

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) *1-Month LIBOR + 6.53%, 4.66% (B), 01/25/2041	$ 340,144	$ 55,894
(1.00) *1-Month LIBOR + 6.60%, 4.73% (B), 08/25/2035 - 06/25/2036	384,066	48,262
(1.00) *1-Month LIBOR + 6.70%, 4.83% (B), 03/25/2036	329,749	55,812
5.00%, 08/25/2019	188,638	2,585
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	1,549,180	1,241,355
Federal National Mortgage Association REMICS
Series 2017-105, Class CZ,
3.00%, 01/25/2048	190,337	151,821
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	36,958	33,269
05/15/2030, MTN	400,000	268,575
Financing Corp., Principal Only STRIPS
Series 1P,
05/11/2018	2,500,000	2,494,790
FREMF Mortgage Trust
3.50% (B), 08/25/2046 (A)	1,000,000	968,444
3.58% (B), 11/25/2049 (A)	491,000	480,266
3.68% (B), 01/25/2048 (A)	2,300,000	2,248,883
3.68% (B), 01/25/2048 (A)	1,000,000	958,900
3.83% (B), 11/25/2047 (A)	1,000,000	952,421
3.84% (B), 07/25/2049 (A)	440,000	444,021
4.07% (B), 11/25/2047 (A)	595,000	579,867
1-Month LIBOR + 2.50%, 4.17% (B), 11/25/2024 (A)	999,960	1,006,082
Government National Mortgage Association
1.65%, 01/20/2063 - 04/20/2063	1,918,923	1,883,874
1-Month LIBOR + 0.34%, 1.91% (B), 12/20/2062	579,316	577,995
1-Month LIBOR + 0.41%, 1.98% (B), 03/20/2063	341,875	341,787
1-Month LIBOR + 0.45%, 2.02% (B), 03/20/2060 - 02/20/2063	709,099	709,740
1-Month LIBOR + 0.47%, 2.04% (B), 03/20/2063 - 08/20/2065	2,064,949	2,068,644
1-Month LIBOR + 0.48%, 2.05% (B), 04/20/2063 - 02/20/2065	2,400,346	2,406,378
1-Month LIBOR + 0.50%, 2.07% (B), 02/20/2061 - 06/20/2067	5,920,136	5,937,085
1-Month LIBOR + 0.52%, 2.09% (B), 10/20/2062 - 09/20/2065	913,619	917,123
1-Month LIBOR + 0.55%, 2.12% (B), 04/20/2062 - 07/20/2062	282,306	282,831
1-Month LIBOR + 0.56%, 2.13% (B), 03/20/2067	1,451,232	1,461,465
1-Month LIBOR + 0.58%, 2.15% (B), 05/20/2066	827,513	829,571
1-Month LIBOR + 0.60%, 2.17% (B), 04/20/2064 - 11/20/2065	3,112,657	3,136,493
1-Month LIBOR + 0.65%, 2.22% (B), 05/20/2061 - 03/20/2064	2,634,957	2,652,274
1-Month LIBOR + 0.69%, 2.26% (B), 02/20/2064	624,024	631,221
1-Month LIBOR + 0.70%, 2.27% (B), 09/20/2063	1,173,292	1,182,326
1-Month LIBOR + 1.00%, 2.57% (B), 12/20/2066	469,812	480,544
3.00%, 09/20/2047	341,000	305,938
3.97% (B), 11/16/2042	191,236	196,193

The notes are an integral part of this report. Transamerica Series Trust	Page 30	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.00%, 09/16/2025	$ 500,000	$ 512,041
4.25%, 12/20/2044	758,740	799,600
4.60% (B), 10/20/2041	554,502	580,669
4.74% (B), 11/20/2042	495,641	523,044
5.00%, 04/20/2041	211,823	238,299
5.24% (B), 07/20/2060	335,202	342,668
5.50%, 01/16/2033 - 07/20/2037	761,960	826,850
5.86% (B), 12/20/2038	118,892	131,644
6.00%, 02/15/2024 - 09/20/2038	581,492	629,438
(3.50) * 1-Month LIBOR + 23.28%, 16.90% (B), 04/20/2037	52,207	70,632
Government National Mortgage Association, Interest Only STRIPS
1.71% (B), 06/20/2067	2,987,538	321,758
(1.00) *1-Month LIBOR + 6.60%, 4.78% (B), 05/20/2041	113,715	17,274
7.50%, 04/20/2031	23,769	2,266
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	56,083	51,003
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	6,075,000	5,757,494
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	170,715
4.25%, 09/15/2065	419,000	485,427
5.25%, 09/15/2039	100,000	131,276
5.88%, 04/01/2036	525,000	717,279
Tennessee Valley Authority, Principal Only STRIPS
07/15/2028	1,000,000	712,550

Total U.S. Government Agency Obligations (Cost $327,333,458)		323,826,371

U.S. GOVERNMENT OBLIGATIONS - 11.3%
U.S. Treasury - 11.2%
U.S. Treasury Bond
2.50%, 02/15/2045	1,300,000	1,187,012
2.75%, 08/15/2042 - 11/15/2047	5,461,100	5,239,680
2.88%, 05/15/2043	3,580,000	3,528,817
3.13%, 02/15/2043	500,000	515,410
3.63%, 08/15/2043	3,000,000	3,358,477
3.75%, 11/15/2043	2,325,000	2,655,677
3.88%, 08/15/2040	2,160,000	2,502,056
4.25%, 05/15/2039 - 11/15/2040	1,750,000	2,135,096
4.38%, 02/15/2038 (F)	2,800,000	3,445,203
4.38%, 11/15/2039 - 05/15/2041	5,165,000	6,404,415
4.50%, 05/15/2038 - 08/15/2039	8,000,000	10,051,937
4.75%, 02/15/2037	450,000	576,000
8.75%, 08/15/2020	1,000,000	1,147,656
U.S. Treasury Bond, Principal Only STRIPS
05/15/2021 - 05/15/2035	73,923,000	57,647,134
08/15/2022 - 05/15/2034 (F)	13,160,000	10,901,106
U.S. Treasury Note
0.75%, 02/15/2019	150,000	148,242
1.13%, 01/31/2019 (K)	7,012,000	6,956,123
1.50%, 05/31/2020 - 01/31/2022	1,240,000	1,212,682
1.63%, 08/15/2022	500,000	481,504
1.75%, 11/30/2021 - 09/30/2022	3,500,000	3,406,895
2.00%, 11/30/2020 - 08/15/2025	8,600,000	8,407,526
2.13%, 08/31/2020 - 05/15/2025	12,400,000	12,230,911
2.50%, 08/15/2023	1,400,000	1,393,438
2.63%, 08/15/2020 - 11/15/2020	3,350,000	3,371,049
2.75%, 11/15/2023 - 02/15/2024	2,000,000	2,013,109
3.13%, 05/15/2021	3,350,000	3,419,617
3.38%, 11/15/2019	200,000	203,570
3.63%, 02/15/2020 - 02/15/2021	3,850,000	3,975,930

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note, Principal Only STRIPS
11/15/2019	$ 400,000	$ 385,715

		158,901,987

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	57,694	68,340
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	2,002,758	1,989,822
1.38%, 01/15/2020	87,068	88,940

		2,147,102

Total U.S. Government Obligations (Cost $162,568,073)		161,049,089

	Shares	Value
COMMON STOCKS - 21.0%
Australia - 0.3%
Australia & New Zealand Banking Group, Ltd.	40,821	849,621
BHP Billiton, Ltd.	43,371	961,340
Commonwealth Bank of Australia (F)	5,885	329,100
CSL, Ltd.	2,356	283,847
Dexus, REIT	52,149	375,511
Goodman Group, REIT	77,277	502,464
Macquarie Group, Ltd.	6,947	553,934
National Australia Bank, Ltd.	4,195	92,611
Wesfarmers, Ltd.	12,040	385,820
Westpac Banking Corp.	7,818	173,164

		4,507,412

Austria - 0.0% (G)
Erste Group Bank AG	7,173	360,610

Belgium - 0.1%
Anheuser-Busch InBev SA	9,029	992,709

Bermuda - 0.0% (G)
Aspen Insurance Holdings, Ltd.	950	42,608
Everest Re Group, Ltd.	388	99,646
Maiden Holdings, Ltd.	1,050	6,825

		149,079

Canada - 0.1%
Gildan Activewear, Inc.	7,581	219,015
Waste Connections, Inc.	16,167	1,159,821

		1,378,836

China - 0.0% (G)
Yum China Holdings, Inc.	2,130	88,395

Denmark - 0.1%
Chr Hansen Holding A/S	3,646	315,551
Novo Nordisk A/S, Class B	8,695	427,671

		743,222

Finland - 0.1%
Cargotec OYJ, B Shares (F)	5,900	314,319
Nokia OYJ	78,421	433,049

The notes are an integral part of this report. Transamerica Series Trust	Page 31	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Outokumpu OYJ (F)	53,279	$ 363,349
Wartsila OYJ Abp	13,365	295,304

		1,406,021

France - 0.7%
Air Liquide SA	8,419	1,033,159
Airbus SE	7,164	829,288
AXA SA	31,575	839,358
BNP Paribas SA	14,605	1,083,117
Capgemini SE	3,441	429,349
Pernod Ricard SA	5,036	838,083
Renault SA	6,845	830,625
Sanofi	10,760	863,383
Schneider Electric SE	11,445	1,007,862
Sodexo SA (F)	4,737	476,769
TOTAL SA	20,677	1,185,198
Vinci SA	1,714	168,820
Vivendi SA	12,301	319,024

		9,904,035

Germany - 0.6%
adidas AG	2,170	527,955
Allianz SE	674	152,363
BASF SE	3,033	307,598
Bayer AG	8,284	933,886
Brenntag AG	8,899	529,776
Daimler AG	12,422	1,058,354
Deutsche Bank AG	10,638	148,405
Deutsche Boerse AG	3,987	545,036
Deutsche Post AG	16,449	720,454
Deutsche Telekom AG	32,651	534,193
HeidelbergCement AG	1,991	195,600
Infineon Technologies AG	17,982	483,594
Linde AG (L)	963	203,491
SAP SE	10,642	1,117,216
Siemens AG	4,490	572,912

		8,030,833

Hong Kong - 0.1%
AIA Group, Ltd.	94,400	806,995
BOC Hong Kong Holdings, Ltd.	92,000	451,332
CK Asset Holdings, Ltd.	44,000	371,319
CK Hutchison Holdings, Ltd.	51,000	612,778

		2,242,424

Ireland - 0.2%
Accenture PLC, Class A	5,377	825,370
Allegion PLC	3,742	319,155
Jazz Pharmaceuticals PLC (L)	2,561	386,685
Medtronic PLC	5,082	407,678
Ryanair Holdings PLC, ADR (L)	4,936	606,388

		2,545,276

Israel - 0.0% (G)
Teva Pharmaceutical Industries, Ltd., ADR (F)	10,314	176,266

Italy - 0.2%
Assicurazioni Generali SpA	28,681	551,312
Enel SpA	157,558	964,131
Telecom Italia SpA (L)	351,819	334,049
UniCredit SpA (L)	19,805	413,947

		2,263,439

	Shares	Value
COMMON STOCKS (continued)
Japan - 1.5%
Asahi Group Holdings, Ltd.	6,300	$ 338,805
Bridgestone Corp.	17,000	747,895
Central Japan Railway Co.	2,000	381,685
Daicel Corp.	26,800	294,290
Daikin Industries, Ltd.	6,700	744,324
DMG Mori Co., Ltd.	19,700	371,164
Electric Power Development Co., Ltd.	5,300	136,612
Hitachi, Ltd.	36,000	262,210
Honda Motor Co., Ltd.	24,300	841,183
Japan Airlines Co., Ltd.	12,200	496,737
Japan Tobacco, Inc.	16,600	474,212
Kao Corp.	8,500	638,124
KDDI Corp. (F)	10,100	260,120
Keyence Corp.	500	312,329
Kyowa Hakko Kirin Co., Ltd.	10,500	228,034
Kyushu Electric Power Co., Inc.	15,100	182,371
Mabuchi Motor Co., Ltd.	13,100	651,697
Marui Group Co., Ltd. (F)	31,400	633,193
Mitsubishi Corp.	30,100	810,264
Mitsubishi UFJ Financial Group, Inc.	152,100	1,010,798
NGK Spark Plug Co., Ltd. (F)	21,100	508,426
Nidec Corp.	1,200	184,690
Nintendo Co., Ltd.	700	310,991
Nippon Telegraph & Telephone Corp.	12,800	597,159
Nomura Research Institute, Ltd.	7,800	368,543
Olympus Corp. (F)	8,800	336,504
Otsuka Corp.	8,800	448,649
Otsuka Holdings Co., Ltd.	12,300	616,964
Panasonic Corp.	49,700	713,716
Renesas Electronics Corp. (F) (L)	19,900	200,050
Seven & i Holdings Co., Ltd.	17,100	732,433
Sony Corp.	6,200	305,042
Sumitomo Electric Industries, Ltd.	26,300	401,956
Sumitomo Mitsui Financial Group, Inc.	18,500	784,849
T&D Holdings, Inc.	31,800	505,816
Tokio Marine Holdings, Inc.	11,600	525,977
Tokyo Gas Co., Ltd.	9,200	245,826
Tokyu Corp.	32,700	514,935
Toray Industries, Inc.	58,100	552,673
Toyota Motor Corp.	21,000	1,363,565
West Japan Railway Co. (F)	6,700	475,008
Yamato Holdings Co., Ltd. (F)	17,800	447,423

		20,957,242

Luxembourg - 0.0% (G)
ArcelorMittal (L)	13,624	432,729

Netherlands - 0.3%
Akzo Nobel NV	4,844	457,675
ASML Holding NV	3,347	663,688
Heineken NV	4,296	462,052
ING Groep NV	57,063	962,949
Koninklijke Philips NV	11,888	455,215
Royal Dutch Shell PLC, Class A	27,520	870,693
Royal Dutch Shell PLC, Class B	30,930	995,279

		4,867,551

Panama - 0.0% (G)
Copa Holdings SA, Class A	2,167	278,741

Puerto Rico - 0.0% (G)
First BanCorp (L)	2,675	16,103

The notes are an integral part of this report. Transamerica Series Trust	Page 32	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 0.1%
DBS Group Holdings, Ltd.	31,800	$ 671,690
Kulicke & Soffa Industries, Inc. (L)	6,375	159,439

		831,129

Spain - 0.2%
Banco Santander SA	72,195	472,543
Bankia SA (F)	103,540	464,476
Iberdrola SA	129,706	953,779
Industria de Diseno Textil SA	17,302	543,951
Repsol SA	13,868	246,512
Telefonica SA	34,109	337,913

		3,019,174

Sweden - 0.0% (G)
Svenska Handelsbanken AB, A Shares	46,777	585,500

Switzerland - 0.6%
Chubb, Ltd.	474	64,829
Cie Financiere Richemont SA	5,662	508,798
Credit Suisse Group AG (L)	25,988	436,469
Ferguson PLC	9,504	714,795
LafargeHolcim, Ltd. (L)	10,937	599,289
LafargeHolcim, Ltd. (L)	1,677	91,508
Nestle SA	24,054	1,901,264
Novartis AG	11,277	912,094
Roche Holding AG	5,950	1,364,912
Swiss Re AG	5,647	576,370
TE Connectivity, Ltd.	854	85,315
Transocean, Ltd. (F) (L)	6,000	59,400
UBS Group AG (L)	29,235	515,089
Zurich Insurance Group AG (L)	839	276,754

		8,106,886

United Kingdom - 0.9%
3i Group PLC	37,435	451,835
Aptiv PLC	2,104	178,777
AstraZeneca PLC	3,700	254,343
Aviva PLC	69,842	487,434
Avon Products, Inc. (L)	7,325	20,803
Barratt Developments PLC	31,611	235,227
BP PLC	113,473	765,387
British American Tobacco PLC	23,496	1,358,230
Burberry Group PLC	24,118	574,888
Cardtronics PLC, Class A (L)	700	15,617
Delphi Technologies PLC	2,279	108,594
Diageo PLC	2,696	91,178
Dixons Carphone PLC	61,740	161,444
Ensco PLC, Class A (F)	2,775	12,182
GlaxoSmithKline PLC	40,578	788,067
HSBC Holdings PLC	97,860	918,975
InterContinental Hotels Group PLC	7,116	426,338
ITV PLC	177,124	358,547
Janus Henderson Group PLC	3,465	114,657
LivaNova PLC (L)	700	61,950
Lloyds Banking Group PLC	454,731	413,635
Michael Kors Holdings, Ltd. (L)	4,400	273,152
Noble Corp. PLC (L)	3,675	13,634
Prudential PLC	37,306	932,228
Rio Tinto PLC	3,439	174,509
Rio Tinto, Ltd.	12,840	727,414
Standard Chartered PLC	68,470	686,231
STERIS PLC	1,375	128,370
Taylor Wimpey PLC	117,284	303,847
TechnipFMC PLC	5,858	170,694

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever NV, CVA	8,832	$ 498,526
Vodafone Group PLC	400,957	1,097,031
Whitbread PLC	3,700	192,056
WPP PLC	22,866	363,378

		13,359,178

United States - 14.9%
8x8, Inc. (L)	1,275	23,779
A. Schulman, Inc.	2,275	97,825
Aaron’s, Inc.	2,900	135,140
Abbott Laboratories	10,487	628,381
AbbVie, Inc.	6,702	634,344
Abercrombie & Fitch Co., Class A	1,050	25,421
ABIOMED, Inc. (L)	700	203,693
ABM Industries, Inc.	875	29,295
Acadia Healthcare Co., Inc. (F) (L)	9,243	362,141
ACI Worldwide, Inc. (L)	1,900	45,068
Acorda Therapeutics, Inc. (L)	2,175	51,439
Activision Blizzard, Inc.	724	48,841
Adobe Systems, Inc. (L)	6,986	1,509,535
Adtalem Global Education, Inc. (L)	925	43,984
Advanced Energy Industries, Inc. (L)	350	22,365
AdvanSix, Inc. (L)	425	14,782
AECOM (L)	4,750	169,242
Aegion Corp. (L)	3,475	79,612
Aerojet Rocketdyne Holdings, Inc. (L)	950	26,572
AGCO Corp.	2,350	152,397
Agilent Technologies, Inc.	1,396	93,392
Agree Realty Corp., REIT	1,625	78,065
AK Steel Holding Corp. (F) (L)	5,125	23,216
Akorn, Inc. (L)	6,025	112,728
Alamo Group, Inc.	125	13,738
Alcoa Corp. (L)	8,587	386,072
Alexander & Baldwin, Inc.	1,046	24,194
Alexion Pharmaceuticals, Inc. (L)	1,025	114,246
Alleghany Corp.	75	46,083
Allergan PLC	2,592	436,208
ALLETE, Inc.	1,175	84,894
Alliance Data Systems Corp.	428	91,104
Allscripts Healthcare Solutions, Inc. (L)	6,550	80,892
Allstate Corp.	3,590	340,332
Alphabet, Inc., Class A (L)	1,849	1,917,672
Alphabet, Inc., Class C (L)	4,134	4,265,420
Altria Group, Inc.	773	48,173
AMAG Pharmaceuticals, Inc. (F) (L)	4,800	96,720
Amazon.com, Inc. (L)	3,742	5,415,946
AMC Networks, Inc., Class A (L)	1,325	68,502
American Assets Trust, Inc., REIT	2,450	81,854
American Axle & Manufacturing Holdings, Inc. (L)	1,250	19,025
American Campus Communities, Inc., REIT	3,300	127,446
American Eagle Outfitters, Inc.	4,525	90,183
American Electric Power Co., Inc.	6,225	426,973
American Equity Investment Life Holding Co.	1,425	41,838
American Express Co.	4,704	438,789
American Financial Group, Inc.	2,225	249,689
American International Group, Inc.	13,450	731,949
American States Water Co.	600	31,836
American Tower Corp., REIT	3,865	561,739
American Vanguard Corp.	450	9,090
American Woodmark Corp. (L)	225	22,151
Ameriprise Financial, Inc.	1,470	217,472
Ameris Bancorp	500	26,450
AmerisourceBergen Corp.	4,827	416,136
Amgen, Inc.	5,297	903,033

The notes are an integral part of this report. Transamerica Series Trust	Page 33	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AMN Healthcare Services, Inc. (L)	775	$ 43,981
Amphenol Corp., Class A	4,154	357,784
Analog Devices, Inc.	10,465	953,675
Andeavor	572	57,520
AngioDynamics, Inc. (L)	1,675	28,894
Anixter International, Inc. (L)	475	35,981
Anthem, Inc.	3,660	804,102
Apple, Inc.	40,620	6,815,224
Applied Industrial Technologies, Inc.	625	45,563
Applied Materials, Inc.	21,050	1,170,590
AptarGroup, Inc.	275	24,703
ArcBest Corp.	3,025	96,951
Archrock, Inc.	3,625	31,719
Arista Networks, Inc. (L)	1,299	331,635
Armada Hoffler Properties, Inc., REIT	8,050	110,204
ARRIS International PLC (L)	6,175	164,070
Arrow Electronics, Inc. (L)	3,650	281,123
Arthur J. Gallagher & Co.	1,854	127,425
Asbury Automotive Group, Inc. (L)	325	21,938
Ashland Global Holdings, Inc.	525	36,640
Associated Banc-Corp.	5,025	124,871
Assurant, Inc.	360	32,908
AT&T, Inc.	24,837	885,439
Atmos Energy Corp.	3,175	267,462
ATN International, Inc.	175	10,434
AutoNation, Inc. (F) (L)	1,025	47,950
AutoZone, Inc. (L)	636	412,567
AvalonBay Communities, Inc., REIT	2,388	392,730
Avis Budget Group, Inc. (F) (L)	1,100	51,524
Avista Corp.	1,375	70,469
Avnet, Inc.	4,525	188,964
BancorpSouth Bank	1,700	54,060
Bank of America Corp.	95,480	2,863,445
Bank of Hawaii Corp.	1,025	85,177
Bank of New York Mellon Corp.	7,756	399,667
Bank of the Ozarks, Inc.	850	41,030
Banner Corp.	500	27,745
Barnes Group, Inc.	2,225	133,255
Baxter International, Inc.	10,350	673,164
BB&T Corp.	6,329	329,361
Becton Dickinson and Co.	1,638	354,955
Bel Fuse, Inc., Class B	1,175	22,208
Belden, Inc.	625	43,088
Bemis Co., Inc.	400	17,408
Benchmark Electronics, Inc.	3,750	111,937
Berkshire Hathaway, Inc., Class B (L)	7,531	1,502,284
Berry Global Group, Inc. (L)	750	41,108
Best Buy Co., Inc.	8,333	583,227
Big Lots, Inc. (F)	900	39,177
Bio-Rad Laboratories, Inc., Class A (L)	325	81,276
Biogen, Inc. (L)	1,625	444,957
BioMarin Pharmaceutical, Inc. (L)	410	33,239
BlackRock, Inc.	1,205	652,773
Blucora, Inc. (L)	625	15,375
Boeing Co.	5,217	1,710,550
BofI Holding, Inc. (L)	675	27,358
Boise Cascade Co.	1,950	75,270
Booking Holdings, Inc. (L)	332	690,689
Boston Private Financial Holdings, Inc.	1,200	18,060
Boston Scientific Corp. (L)	18,684	510,447
Bottomline Technologies de, Inc. (L)	550	21,313
Briggs & Stratton Corp.	3,200	68,512
Brink’s Co.	800	57,080
Brinker International, Inc. (F)	2,450	88,445
Bristol-Myers Squibb Co.	8,887	562,103
Brixmor Property Group, Inc., REIT	2,381	36,310
Broadcom, Ltd.	5,376	1,266,854

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Broadridge Financial Solutions, Inc.	3,150	$ 345,523
Brookline Bancorp, Inc.	1,125	18,225
Brown & Brown, Inc.	2,750	69,960
Brunswick Corp.	1,425	84,631
Cabot Corp.	1,975	110,047
Cabot Microelectronics Corp.	350	37,489
CACI International, Inc., Class A (L)	1,050	158,917
Caleres, Inc.	1,850	62,160
Callaway Golf Co.	1,625	26,585
Camden Property Trust, REIT	1,375	115,747
Cantel Medical Corp.	575	64,061
Capella Education Co.	225	19,654
Capital One Financial Corp.	5,269	504,876
Carlisle Cos., Inc.	1,025	107,020
Carpenter Technology Corp.	300	13,236
Cars.com, Inc. (L)	575	16,290
Carter’s, Inc.	1,100	114,510
Casey’s General Stores, Inc.	125	13,721
Catalent, Inc. (L)	2,175	89,305
Caterpillar, Inc.	6,087	897,102
Cathay General Bancorp	1,250	49,975
Cato Corp., Class A	1,150	16,951
Cavium, Inc. (L)	5,156	409,283
CBRE Group, Inc., Class A (L)	13,753	649,417
CDK Global, Inc.	1,200	76,008
Celanese Corp., Series A	2,269	227,376
Celgene Corp. (L)	3,287	293,233
Centene Corp. (L)	2,870	306,717
Central Garden & Pet Co. (L)	625	26,875
Central Garden & Pet Co., Class A (L)	3,200	126,752
Century Aluminum Co. (L)	750	12,405
CF Industries Holdings, Inc.	300	11,319
Charles River Laboratories International, Inc. (L)	875	93,397
Charles Schwab Corp.	24,931	1,301,897
Charter Communications, Inc., Class A (L)	2,526	786,142
Cheesecake Factory, Inc.	775	37,371
Chemed Corp.	275	75,036
Chemours Co.	4,325	210,671
Chesapeake Energy Corp. (L)	11,925	36,014
Chesapeake Lodging Trust, REIT	800	22,248
Chevron Corp.	10,750	1,225,930
Chico’s FAS, Inc.	3,325	30,058
Children’s Place, Inc.	925	125,106
Chimera Investment Corp., REIT	3,370	58,672
Ciena Corp. (L)	1,800	46,620
Cigna Corp.	3,589	602,019
Cinemark Holdings, Inc.	325	12,243
Cirrus Logic, Inc. (L)	975	39,614
Cisco Systems, Inc.	10,389	445,584
CIT Group, Inc.	5,380	277,070
Citigroup, Inc.	32,184	2,172,420
CME Group, Inc.	299	48,360
CNO Financial Group, Inc.	2,750	59,593
CNX Resources Corp. (L)	3,250	50,148
Coca-Cola Co.	5,323	231,178
Cognex Corp.	1,275	66,287
Coherent, Inc. (L)	375	70,275
Cohu, Inc.	2,625	59,876
Colgate-Palmolive Co.	5,154	369,439
Columbia Banking System, Inc.	975	40,901
Comcast Corp., Class A	42,987	1,468,866
Comerica, Inc.	6,946	666,330
Comfort Systems USA, Inc.	550	22,688
Commerce Bancshares, Inc.	88	5,272
Commercial Metals Co.	1,725	35,294
Community Bank System, Inc.	525	28,119

The notes are an integral part of this report. Transamerica Series Trust	Page 34	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CommVault Systems, Inc. (L)	1,475	$ 84,370
comScore, Inc. (L)	675	16,247
Comtech Telecommunications Corp.	375	11,209
Concho Resources, Inc. (L)	5,906	887,849
CONMED Corp.	400	25,332
ConocoPhillips	5,470	324,316
CONSOL Energy, Inc. (L)	418	12,109
Constellation Brands, Inc., Class A	1,263	287,863
Convergys Corp.	1,475	33,365
Cooper Cos., Inc.	217	49,652
Cooper-Standard Holdings, Inc. (L)	1,225	150,442
Copart, Inc. (L)	11,022	561,350
Core-Mark Holding Co., Inc.	250	5,315
CoreCivic, Inc., REIT	2,900	56,608
CoreLogic, Inc. (L)	1,350	61,060
CoreSite Realty Corp., REIT	750	75,195
Corning, Inc.	12,401	345,740
Corporate Office Properties Trust, REIT	4,275	110,423
Cousins Properties, Inc., REIT	4,292	37,255
Cracker Barrel Old Country Store, Inc. (F)	450	71,640
Crane Co.	2,425	224,894
Credit Acceptance Corp. (F) (L)	832	274,901
Cree, Inc. (L)	275	11,085
Crocs, Inc. (L)	1,200	19,500
Crown Holdings, Inc. (L)	2,104	106,778
CryoLife, Inc. (L)	400	8,020
CSG Systems International, Inc.	1,400	63,406
Cullen / Frost Bankers, Inc.	925	98,115
Cummins, Inc.	1,493	242,000
Curtiss-Wright Corp.	675	91,172
CVS Health Corp.	4,229	263,086
Cypress Semiconductor Corp.	3,000	50,880
CyrusOne, Inc., REIT	1,250	64,012
Dana, Inc.	7,725	198,996
Danaher Corp.	2,553	249,964
Darling Ingredients, Inc. (L)	2,500	43,250
DCT Industrial Trust, Inc., REIT	1,050	59,157
Dean Foods Co.	5,425	46,764
Deckers Outdoor Corp. (L)	975	87,779
Deere & Co.	7,801	1,211,651
Delta Air Lines, Inc.	19,625	1,075,646
Denbury Resources, Inc. (L)	5,675	15,550
DENTSPLY SIRONA, Inc.	1,061	53,379
Depomed, Inc. (L)	10,800	71,172
Devon Energy Corp.	2,020	64,216
DexCom, Inc. (L)	1,800	133,488
Diamondback Energy, Inc. (L)	3,634	459,774
DiamondRock Hospitality Co., REIT	6,700	69,948
Dick’s Sporting Goods, Inc.	1,350	47,318
Digi International, Inc. (L)	2,150	22,145
Digital Realty Trust, Inc., REIT	665	70,078
Dime Community Bancshares, Inc.	1,175	21,620
Dine Brands Global, Inc.	275	18,035
Diplomat Pharmacy, Inc. (L)	2,875	57,931
DISH Network Corp., Class A (L)	5,576	211,275
Dollar General Corp.	2,065	193,181
Dollar Tree, Inc. (L)	5,518	523,658
Domino’s Pizza, Inc.	700	163,492
Domtar Corp.	3,125	132,937
Donnelley Financial Solutions, Inc. (L)	412	7,074
Douglas Emmett, Inc., REIT	2,825	103,847
DowDuPont, Inc.	18,398	1,172,137
Dropbox, Inc., Class A (L)	3,200	100,000
DSW, Inc., Class A	1,075	24,145
Dun & Bradstreet Corp.	600	70,200
DXC Technology Co.	3,040	305,611
DXP Enterprises, Inc. (L)	200	7,790

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dycom Industries, Inc. (L)	500	$ 53,815
E.I. Paso Electric Co.	1,300	66,300
Eagle Materials, Inc.	4,346	447,855
East West Bancorp, Inc.	11,711	732,406
Eastman Chemical Co.	5,802	612,575
Eaton Corp. PLC	7,844	626,814
Eaton Vance Corp.	1,975	109,948
eBay, Inc. (L)	19,010	764,962
Echo Global Logistics, Inc. (L)	450	12,420
Electro Scientific Industries, Inc. (L)	650	12,565
Electronic Arts, Inc. (L)	5,102	618,566
Eli Lilly & Co.	8,026	620,972
EMCOR Group, Inc.	3,765	293,406
Emergent BioSolutions, Inc. (L)	275	14,479
Encompass Health Corp.	3,625	207,241
Encore Wire Corp.	100	5,670
Energen Corp. (L)	1,650	103,719
Energizer Holdings, Inc.	4,005	238,618
EnerSys	2,225	154,348
Engility Holdings, Inc. (L)	300	7,320
Enova International, Inc. (L)	550	12,128
EnPro Industries, Inc.	625	48,363
EOG Resources, Inc.	10,949	1,152,601
ePlus, Inc. (L)	200	15,540
EPR Properties, REIT	725	40,165
EQT Corp.	4,033	191,608
Equinix, Inc., REIT	379	158,475
Equity Commonwealth, REIT (L)	2,260	69,314
Equity Residential, REIT	5,483	337,862
Essendant, Inc.	2,675	20,865
Estee Lauder Cos., Inc., Class A	4,408	659,966
Evercore, Inc., Class A	1,675	146,060
Evolent Health, Inc., Class A (F) (L)	11,372	162,051
Exact Sciences Corp. (L)	4,537	182,977
Exelixis, Inc. (L)	7,230	160,144
Exelon Corp.	6,696	261,211
ExlService Holdings, Inc. (L)	1,475	82,261
Expedia Group, Inc.	955	105,442
Express Scripts Holding Co. (L)	580	40,066
Express, Inc. (L)	1,125	8,055
Exterran Corp. (L)	3,712	99,110
Extreme Networks, Inc. (L)	5,050	55,904
Exxon Mobil Corp.	11,997	895,096
Facebook, Inc., Class A (L)	15,167	2,423,535
FactSet Research Systems, Inc.	625	124,637
Fair Isaac Corp. (L)	550	93,153
Fastenal Co.	8,136	444,144
Federal Realty Investment Trust, REIT	1,300	150,943
Federal Signal Corp.	925	20,369
Fidelity National Information Services, Inc.	6,969	671,115
Fifth Third Bancorp	1,538	48,832
Financial Engines, Inc.	1,100	38,500
First American Financial Corp.	6,630	389,048
First Financial Bancorp	775	22,746
First Horizon National Corp.	5,275	99,328
First Industrial Realty Trust, Inc., REIT	1,800	52,614
First Midwest Bancorp, Inc.	5,800	142,622
First Republic Bank	2,482	229,858
First Solar, Inc. (L)	4,620	327,928
FirstCash, Inc.	1,756	142,675
Flowers Foods, Inc.	2,850	62,301
FNF Group	4,190	167,684
Ford Motor Co.	39,522	437,904
Fortinet, Inc. (L)	3,950	211,641
Fortune Brands Home & Security, Inc.	6,351	374,010
Francesca’s Holdings Corp. (L)	500	2,400
Franklin Street Properties Corp., REIT	1,100	9,251

The notes are an integral part of this report. Transamerica Series Trust	Page 35	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Freeport-McMoRan, Inc. (L)	13,414	$ 235,684
FTD Cos., Inc. (L)	300	1,092
FTI Consulting, Inc. (L)	700	33,887
Fulton Financial Corp.	3,225	57,244
FutureFuel Corp.	1,675	20,083
GameStop Corp., Class A (F)	1,625	20,508
Gannett Co., Inc.	5,475	54,641
Gap, Inc.	3,370	105,144
Gartner, Inc. (L)	3,140	369,327
General Dynamics Corp.	3,007	664,246
General Mills, Inc.	9,056	408,063
General Motors Co.	5,510	200,233
Geo Group, Inc., REIT	4,987	102,084
Getty Realty Corp., REIT	4,077	102,822
Gibraltar Industries, Inc. (L)	500	16,925
Gilead Sciences, Inc.	14,491	1,092,476
Global Payments, Inc.	5,649	629,976
Globus Medical, Inc., Class A (L)	1,225	61,029
GoDaddy, Inc., Class A (L)	8,194	503,275
Graham Holdings Co., Class B	75	45,169
Granite Construction, Inc.	650	36,309
Great Plains Energy, Inc.	4,600	146,234
Green Dot Corp., Class A (L)	2,200	141,152
Green Plains, Inc.	575	9,660
Greenbrier Cos., Inc. (F)	2,250	113,062
Greif, Inc., Class A	375	19,594
Group 1 Automotive, Inc.	1,475	96,376
Guidewire Software, Inc. (L)	3,043	245,966
Gulf Island Fabrication, Inc.	1,725	12,248
Gulfport Energy Corp. (L)	2,375	22,919
H&R Block, Inc.	6,716	170,654
Haemonetics Corp. (L)	850	62,186
Hain Celestial Group, Inc. (L)	1,075	34,475
Halyard Health, Inc. (L)	775	35,712
Hancock Holding Co.	3,375	174,487
Hanmi Financial Corp.	2,200	67,650
Hanover Insurance Group, Inc.	2,075	244,622
Harris Corp.	471	75,963
Harsco Corp. (L)	1,350	27,878
Hartford Financial Services Group, Inc.	8,434	434,520
Haverty Furniture Cos., Inc.	275	5,541
Hawaiian Electric Industries, Inc.	3,000	103,140
Hawaiian Holdings, Inc.	850	32,895
Hawkins, Inc.	150	5,273
HB Fuller Co.	775	38,541
HCP, Inc., REIT	5,453	126,673
Healthcare Realty Trust, Inc., REIT	875	24,246
Heidrick & Struggles International, Inc.	1,050	32,813
Helen of Troy, Ltd. (L)	1,000	87,000
Helix Energy Solutions Group, Inc. (L)	1,350	7,817
Herman Miller, Inc.	1,575	50,321
Hersha Hospitality Trust, REIT (F)	600	10,740
Hewlett Packard Enterprise Co.	25,893	454,163
HFF, Inc., Class A	1,725	85,732
HighPoint Resources Corp. (L)	650	3,302
Highwoods Properties, Inc., REIT	4,225	185,139
Hill-Rom Holdings, Inc.	2,525	219,675
Hilton Grand Vacations, Inc. (L)	5,963	256,528
Hilton Worldwide Holdings, Inc.	13,279	1,045,854
HNI Corp.	650	23,459
HollyFrontier Corp.	10,100	493,486
Home BancShares, Inc.	1,300	29,653
Home Depot, Inc.	8,742	1,558,174
Honeywell International, Inc.	7,457	1,077,611
Hope Bancorp, Inc.	1,783	32,433
Hospitality Properties Trust, REIT	6,350	160,909
HP, Inc.	40,869	895,848

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Hub Group, Inc., Class A (L)	2,800	$ 117,180
Hubbell, Inc.	825	100,468
Humana, Inc.	2,465	662,666
Huntington Bancshares, Inc.	6,153	92,910
Huntington Ingalls Industries, Inc.	160	41,242
Huntsman Corp.	8,800	257,400
IAC/InterActiveCorp (L)	270	42,223
ICU Medical, Inc. (L)	250	63,100
IDACORP, Inc.	1,350	119,164
IDEX Corp.	975	138,947
Illumina, Inc. (L)	2,422	572,609
Independent Bank Corp.	450	32,198
Ingersoll-Rand PLC	8,692	743,253
Ingevity Corp. (L)	950	70,005
Ingredion, Inc.	4,005	516,325
Innophos Holdings, Inc.	1,850	74,388
Innospec, Inc.	375	25,725
Inogen, Inc. (L)	100	12,284
Insight Enterprises, Inc. (L)	1,100	38,423
Insperity, Inc.	3,000	208,650
Integer Holdings Corp. (L)	2,025	114,514
Integrated Device Technology, Inc. (L)	2,150	65,704
Intel Corp.	4,052	211,028
Intercept Pharmaceuticals, Inc. (F) (L)	2,652	163,151
Intercontinental Exchange, Inc.	5,202	377,249
InterDigital, Inc.	500	36,800
Interface, Inc.	1,025	25,830
International Business Machines Corp.	3,200	490,976
INTL. FCStone, Inc. (L)	250	10,670
Intuit, Inc.	1,814	314,457
Intuitive Surgical, Inc. (L)	1,219	503,240
Invacare Corp.	550	9,570
Investment Technology Group, Inc.	625	12,338
Itron, Inc. (L)	600	42,930
ITT, Inc.	3,200	156,736
J&J Snack Foods Corp.	225	30,726
j2 Global, Inc.	775	61,163
Jabil, Inc.	6,000	172,380
Jack in the Box, Inc.	475	40,532
JBG SMITH Properties, REIT	1,525	51,408
JC Penney Co., Inc. (F) (L)	4,825	14,572
JetBlue Airways Corp. (L)	6,150	124,968
John Bean Technologies Corp.	1,781	201,965
John Wiley & Sons, Inc., Class A	1,375	87,587
Johnson & Johnson	8,695	1,114,264
Jones Lang LaSalle, Inc.	1,425	248,862
Kaiser Aluminum Corp.	275	27,748
KapStone Paper and Packaging Corp.	700	24,017
KB Home	5,650	160,742
KBR, Inc.	7,350	118,996
Kelly Services, Inc., Class A	1,050	30,492
Kemet Corp. (L)	800	14,504
Kemper Corp.	775	44,175
Kennametal, Inc.	1,175	47,188
KeyCorp	15,746	307,834
Keysight Technologies, Inc. (L)	4,325	226,587
Kilroy Realty Corp., REIT	1,450	102,892
Kindred Healthcare, Inc. (L)	1,150	10,523
Kite Realty Group Trust, REIT	3,175	48,355
KLX, Inc. (L)	825	58,625
Kohl’s Corp.	4,500	294,795
Koppers Holdings, Inc. (L)	1,775	72,952
Korn/Ferry International	3,225	166,378
Kraft Heinz Co.	2,547	158,653
Kraton Corp. (L)	975	46,517
Kroger Co.	7,082	169,543
La-Z-Boy, Inc.	725	21,714

The notes are an integral part of this report. Transamerica Series Trust	Page 36	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Lam Research Corp.	2,695	$ 547,516
Lamb Weston Holdings, Inc.	2,125	123,717
Landstar System, Inc.	1,275	139,804
Lantheus Holdings, Inc. (L)	3,800	60,420
LaSalle Hotel Properties, REIT	2,450	71,074
LegacyTexas Financial Group, Inc.	575	24,622
Legg Mason, Inc.	1,375	55,894
Leidos Holdings, Inc.	3,650	238,710
LendingTree, Inc. (F) (L)	125	41,019
Lennar Corp., Class A	5,300	312,382
Lennox International, Inc.	3,443	703,646
Liberty Property Trust, REIT	1,900	75,487
LifePoint Health, Inc. (L)	650	30,550
Lincoln Electric Holdings, Inc.	1,475	132,676
Lincoln National Corp.	6,204	453,264
Lithia Motors, Inc., Class A	1,025	103,033
Littelfuse, Inc.	325	67,658
Live Nation Entertainment, Inc. (L)	3,500	147,490
LKQ Corp. (L)	10,903	413,769
LogMeIn, Inc.	725	83,774
Louisiana-Pacific Corp.	8,310	239,079
Lowe’s Cos., Inc.	6,299	552,737
LSC Communications, Inc.	3,312	57,794
Lydall, Inc. (L)	250	12,063
Mack-Cali Realty Corp., REIT	1,875	31,331
Madison Square Garden Co., Class A (L)	840	206,472
Magellan Health, Inc. (L)	1,050	112,455
ManpowerGroup, Inc.	4,305	495,505
ManTech International Corp., Class A	375	20,801
Marathon Petroleum Corp.	9,939	726,640
Masco Corp.	9,876	399,385
Masimo Corp. (L)	1,750	153,912
Mastercard, Inc., Class A	5,281	925,020
Matador Resources Co. (L)	850	25,424
Matrix Service Co. (L)	575	7,878
Maxim Integrated Products, Inc.	1,530	92,137
MAXIMUS, Inc.	375	25,028
MB Financial, Inc.	850	34,408
McDermott International, Inc. (L)	15,375	93,634
McKesson Corp.	860	121,148
MDC Holdings, Inc.	760	21,219
MDU Resources Group, Inc.	3,100	87,296
Medical Properties Trust, Inc., REIT	2,925	38,025
Medicines Co. (F) (L)	4,150	136,701
Medifast, Inc.	200	18,690
MEDNAX, Inc. (L)	3,300	183,579
Merck & Co., Inc.	10,508	572,371
Meredith Corp.	1,275	68,595
Methode Electronics, Inc.	2,600	101,660
MetLife, Inc.	12,088	554,718
Mettler-Toledo International, Inc. (L)	105	60,378
Michaels Cos., Inc. (L)	1,650	32,522
Microchip Technology, Inc. (F)	3,847	351,462
Micron Technology, Inc. (L)	2,576	134,313
Microsemi Corp. (L)	2,075	134,294
Microsoft Corp.	68,102	6,215,670
MicroStrategy, Inc., Class A (L)	625	80,619
Minerals Technologies, Inc.	600	40,170
MKS Instruments, Inc.	1,275	147,454
Mohawk Industries, Inc. (L)	3,359	780,027
Molina Healthcare, Inc. (F) (L)	6,175	501,286
Molson Coors Brewing Co., Class B	8,571	645,653
Momenta Pharmaceuticals, Inc. (L)	8,225	149,284
Mondelez International, Inc., Class A	20,566	858,219
Monotype Imaging Holdings, Inc.	1,550	34,798
Monster Beverage Corp. (L)	4,402	251,838
Moody’s Corp.	1,540	248,402

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Moog, Inc., Class A (L)	900	$ 74,169
Morgan Stanley	19,781	1,067,383
Movado Group, Inc.	250	9,600
MSA Safety, Inc.	475	39,539
MSC Industrial Direct Co., Inc., Class A	725	66,490
MSCI, Inc.	3,365	502,967
Mueller Industries, Inc.	875	22,890
Murphy Oil Corp.	2,625	67,830
Murphy USA, Inc. (L)	550	40,040
Mylan NV (L)	3,465	142,654
MYR Group, Inc. (L)	2,875	88,607
Myriad Genetics, Inc. (L)	1,075	31,766
Nanometrics, Inc. (L)	1,750	47,075
Nasdaq, Inc.	3,338	287,802
National Fuel Gas Co.	1,675	86,179
National Instruments Corp.	1,800	91,026
National Storage Affiliates Trust, REIT	825	20,691
Natus Medical, Inc. (L)	525	17,666
Navigant Consulting, Inc. (L)	750	14,430
Navigators Group, Inc.	225	12,971
NBT Bancorp, Inc.	525	18,627
NCR Corp. (L)	4,375	137,900
NetApp, Inc.	5,100	314,619
Netflix, Inc. (L)	2,901	856,810
NETGEAR, Inc. (L)	800	45,760
New Jersey Resources Corp.	1,475	59,148
New Media Investment Group, Inc.	750	12,855
Newmont Mining Corp.	7,301	285,250
Newpark Resources, Inc. (L)	1,450	11,745
News Corp., Class A	15,390	243,162
NextEra Energy, Inc.	7,101	1,159,806
NIC, Inc.	875	11,638
NIKE, Inc., Class B	6,985	464,083
Nordson Corp.	712	97,074
Norfolk Southern Corp.	4,921	668,173
Northrop Grumman Corp.	1,774	619,339
NorthWestern Corp.	700	37,660
NOW, Inc. (F) (L)	1,575	16,097
NRG Energy, Inc.	11,920	363,918
Nu Skin Enterprises, Inc., Class A	5,255	387,346
Nutrisystem, Inc. (F)	375	10,106
NuVasive, Inc. (L)	775	40,463
NVIDIA Corp.	6,762	1,566,012
NVR, Inc. (L)	65	182,000
O’Reilly Automotive, Inc. (L)	965	238,722
Occidental Petroleum Corp.	5,797	376,573
Office Depot, Inc.	16,725	35,959
OGE Energy Corp.	5,900	193,343
Oil States International, Inc. (L)	1,025	26,855
Old Dominion Freight Line, Inc.	4,682	688,114
Old Republic International Corp.	7,950	170,527
On Assignment, Inc. (L)	775	63,457
ONEOK, Inc.	3,549	202,009
Opus Bank	300	8,400
Oracle Corp.	20,066	918,019
OraSure Technologies, Inc. (L)	875	14,779
Orion Group Holdings, Inc. (L)	2,525	16,640
Orthofix International NV (L)	825	48,494
Oshkosh Corp.	7,736	597,761
Owens-Illinois, Inc. (L)	6,625	143,497
Oxford Industries, Inc.	200	14,912
PACCAR, Inc.	4,463	295,317
PacWest Bancorp	3,650	180,784
Palo Alto Networks, Inc. (L)	4,345	788,704
Papa John’s International, Inc. (F)	250	14,325
Par Pacific Holdings, Inc. (L)	3,025	51,939
Parker-Hannifin Corp.	2,646	452,545

The notes are an integral part of this report. Transamerica Series Trust	Page 37	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Patterson-UTI Energy, Inc.	3,675	$ 64,349
PayPal Holdings, Inc. (L)	6,721	509,922
PBF Energy, Inc., Class A	12,675	429,682
PDC Energy, Inc. (L)	1,125	55,159
Peabody Energy Corp.	2,040	74,460
PepsiCo, Inc.	14,981	1,635,176
Perficient, Inc. (L)	2,500	57,300
Perry Ellis International, Inc. (L)	1,550	39,990
Pfizer, Inc.	39,973	1,418,642
PG&E Corp.	2,028	89,090
PGT Innovations, Inc. (L)	700	13,055
Philip Morris International, Inc.	12,849	1,277,191
Pilgrim’s Pride Corp. (L)	7,795	191,835
Pinnacle Financial Partners, Inc.	1,175	75,435
Pioneer Energy Services Corp. (L)	1,125	3,038
Pioneer Natural Resources Co.	4,040	693,991
Piper Jaffray Cos.	975	80,974
Pitney Bowes, Inc.	2,825	30,764
Plantronics, Inc.	650	39,241
Plexus Corp. (L)	2,175	129,913
PNC Financial Services Group, Inc.	1,340	202,662
PNM Resources, Inc.	1,325	50,681
Polaris Industries, Inc.	925	105,931
PolyOne Corp.	1,325	56,339
Pool Corp.	675	98,698
Post Holdings, Inc. (L)	4,975	376,906
PotlatchDeltic Corp., REIT	1,875	97,594
Powell Industries, Inc.	175	4,697
Primerica, Inc.	700	67,620
Procter & Gamble Co.	5,600	443,968
Progress Software Corp.	2,725	104,776
Progressive Corp.	13,046	794,893
Prologis, Inc., REIT	2,136	134,547
Provident Financial Services, Inc.	1,500	38,385
PS Business Parks, Inc., REIT	1,150	129,996
PTC, Inc. (L)	2,175	169,672
Public Service Enterprise Group, Inc.	8,834	443,820
Public Storage, REIT	1,969	394,568
PVH Corp.	2,616	396,141
QEP Resources, Inc. (L)	3,775	36,957
Quality Systems, Inc. (L)	800	10,920
Qualys, Inc. (L)	500	36,375
QuinStreet, Inc. (L)	2,125	27,136
R.R. Donnelley & Sons Co.	3,008	26,260
Ramco-Gershenson Properties Trust, REIT	1,375	16,995
Raven Industries, Inc.	500	17,525
Rayonier Advanced Materials, Inc.	1,950	41,867
Rayonier, Inc., REIT	5,025	176,779
Red Hat, Inc. (L)	2,211	330,567
Regal Beloit Corp.	2,100	154,035
Regions Financial Corp.	6,720	124,858
Reinsurance Group of America, Inc.	1,950	300,300
Reliance Steel & Aluminum Co.	2,075	177,910
Rent-A-Center, Inc. (F)	1,000	8,630
Resources Connection, Inc.	1,875	30,375
Retail Opportunity Investments Corp., REIT	1,475	26,063
Revance Therapeutics, Inc. (L)	6,312	194,410
REX American Resources Corp. (L)	100	7,280
RH (F) (L)	325	30,966
Rockwell Automation, Inc.	420	73,164
Rogers Corp. (L)	250	29,885
Ross Stores, Inc.	3,423	266,926
Rowan Cos. PLC, Class A (L)	1,875	21,638
Royal Caribbean Cruises, Ltd.	1,428	168,133
Royal Gold, Inc.	325	27,908
RPM International, Inc.	975	46,478
Rudolph Technologies, Inc. (L)	3,025	83,792

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ruth’s Hospitality Group, Inc.	450	$ 11,003
S&P Global, Inc.	6,694	1,278,956
Sabra Health Care REIT, Inc.	2,516	44,407
Sabre Corp.	3,200	68,640
Safety Insurance Group, Inc.	200	15,370
Sage Therapeutics, Inc. (L)	1,030	165,902
Saia, Inc. (L)	350	26,303
salesforce.com, Inc. (L)	5,632	655,002
Sally Beauty Holdings, Inc. (L)	2,100	34,545
Sanderson Farms, Inc.	300	35,706
Sanmina Corp. (L)	2,375	62,106
Saul Centers, Inc., REIT	175	8,920
SBA Communications Corp., REIT (L)	1,520	259,798
ScanSource, Inc. (L)	200	7,110
Schweitzer-Mauduit International, Inc.	2,775	108,641
Science Applications International Corp.	2,200	173,360
Scientific Games Corp., Class A (L)	875	36,400
Scotts Miracle-Gro Co.	675	57,881
SEACOR Holdings, Inc. (L)	250	12,775
SEI Investments Co.	2,425	181,657
Select Medical Holdings Corp. (L)	6,475	111,694
Selective Insurance Group, Inc.	850	51,595
Semtech Corp. (L)	1,475	57,599
Seneca Foods Corp., Class A (L)	475	13,158
Senior Housing Properties Trust, REIT	6,825	106,879
ServiceNow, Inc. (L)	3,048	504,292
Shire PLC	16,294	810,950
Shutterfly, Inc. (L)	525	42,656
Signature Bank (L)	700	99,365
Silgan Holdings, Inc.	1,200	33,420
Sirius XM Holdings, Inc. (F)	16,660	103,958
Skechers U.S.A., Inc., Class A (L)	2,175	84,586
SkyWest, Inc.	1,200	65,280
Sleep Number Corp. (L)	775	27,241
SLM Corp. (L)	6,900	77,349
SM Energy Co.	1,700	30,651
Snap-on, Inc.	2,324	342,883
Sonoco Products Co.	950	46,075
Sotheby’s (L)	225	11,545
Southwest Airlines Co.	6,294	360,520
Southwest Gas Holdings, Inc.	775	52,413
Southwestern Energy Co. (L)	7,975	34,532
Spark Therapeutics, Inc. (F) (L)	3,102	206,562
SpartanNash Co.	2,625	45,176
Spire, Inc.	100	7,230
Splunk, Inc. (L)	4,421	434,982
Spok Holdings, Inc.	1,375	20,556
Sprouts Farmers Market, Inc. (L)	325	7,628
SPX Corp. (L)	575	18,676
SPX FLOW, Inc. (L)	3,075	151,259
Square, Inc., Class A (L)	3,649	179,531
SRC Energy, Inc. (L)	2,725	25,697
Stamps.com, Inc. (L)	250	50,263
Standex International Corp.	200	19,070
Stanley Black & Decker, Inc.	8,125	1,244,750
Starbucks Corp.	2,485	143,857
State Street Corp.	7,634	761,339
Steel Dynamics, Inc.	5,625	248,737
Stepan Co.	1,375	114,372
Sterling Bancorp	6,600	148,830
Steven Madden, Ltd.	875	38,413
Stewart Information Services Corp.	400	17,576
Stifel Financial Corp.	2,400	142,152
Strayer Education, Inc.	175	17,684
Summit Hotel Properties, Inc., REIT	1,700	23,137
SunCoke Energy, Inc. (L)	1,050	11,298
Sunstone Hotel Investors, Inc., REIT	1,980	30,136

The notes are an integral part of this report. Transamerica Series Trust	Page 38	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
SunTrust Banks, Inc.	2,452	$ 166,834
Superior Energy Services, Inc. (L)	1,500	12,645
SUPERVALU, Inc. (F) (L)	585	8,910
SVB Financial Group (L)	597	143,286
Sykes Enterprises, Inc. (L)	3,200	92,608
Synaptics, Inc. (L)	550	25,152
Synchronoss Technologies, Inc. (L)	600	6,330
Syneos Health, Inc. (L)	875	31,063
SYNNEX Corp.	350	41,440
Synovus Financial Corp.	6,305	314,872
T-Mobile US, Inc. (L)	3,053	186,355
Tailored Brands, Inc.	4,175	104,625
Take-Two Interactive Software, Inc. (L)	3,667	358,559
Target Corp.	4,250	295,077
Taubman Centers, Inc., REIT	1,050	59,756
TCF Financial Corp.	9,300	212,133
Tech Data Corp. (L)	2,025	172,388
TEGNA, Inc.	6,300	71,757
Teladoc, Inc. (F) (L)	4,175	168,252
Teledyne Technologies, Inc. (L)	400	74,868
Teleflex, Inc.	725	184,860
Telephone & Data Systems, Inc.	6,700	187,801
Tempur Sealy International, Inc. (F) (L)	775	35,100
Tenet Healthcare Corp. (F) (L)	4,050	98,212
Teradata Corp. (L)	4,575	181,490
Teradyne, Inc.	11,175	510,809
Terex Corp.	2,875	107,554
Tesla, Inc. (L)	738	196,404
Tetra Tech, Inc.	2,700	132,165
TETRA Technologies, Inc. (L)	2,150	8,063
Texas Capital Bancshares, Inc. (L)	2,025	182,047
Texas Instruments, Inc.	9,820	1,020,200
Texas Roadhouse, Inc.	925	53,447
TherapeuticsMD, Inc. (F) (L)	32,561	158,572
Thermo Fisher Scientific, Inc.	1,678	346,440
Thor Industries, Inc.	1,475	169,876
Time Warner, Inc.	2,576	243,638
Timken Co.	1,225	55,860
TiVo Corp.	3,075	41,666
Toll Brothers, Inc.	12,474	539,500
TopBuild Corp. (L)	1,450	110,954
Toro Co.	1,700	106,165
Travelers Cos., Inc.	1,600	222,176
TreeHouse Foods, Inc. (L)	950	36,357
Trimble, Inc. (L)	3,200	114,816
Trinity Industries, Inc.	2,350	76,680
Triumph Group, Inc.	725	18,270
TrueBlue, Inc. (L)	3,525	91,297
TrustCo Bank Corp.	6,725	56,826
Trustmark Corp.	1,000	31,160
TTM Technologies, Inc. (L)	3,325	50,839
Tupperware Brands Corp.	2,425	117,321
Twenty-First Century Fox, Inc., Class A	17,621	646,514
U.S. Steel Corp.	4,175	146,918
UGI Corp.	5,775	256,525
Ulta Beauty, Inc. (L)	590	120,519
Ultimate Software Group, Inc. (L)	300	73,110
Ultra Clean Holdings, Inc. (L)	1,300	25,025
UMB Financial Corp.	575	41,624
Umpqua Holdings Corp.	4,675	100,092
Union Pacific Corp.	9,018	1,212,290
Unit Corp. (L)	875	17,290
United Community Banks, Inc.	4,350	137,677
United Continental Holdings, Inc. (L)	1,042	72,388
United Fire Group, Inc.	350	16,751
United Insurance Holdings Corp.	425	8,135
United Natural Foods, Inc. (L)	825	35,426

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
United Rentals, Inc. (L)	1,540	$ 266,004
United Technologies Corp.	4,659	586,195
United Therapeutics Corp. (L)	2,425	272,473
UnitedHealth Group, Inc.	13,813	2,955,982
Uniti Group, Inc., REIT (F) (L)	2,825	45,906
Universal Corp.	350	16,975
Universal Forest Products, Inc.	3,150	102,217
Universal Insurance Holdings, Inc.	600	19,140
Urban Outfitters, Inc. (L)	1,275	47,124
Urstadt Biddle Properties, Inc., Class A, REIT	500	9,650
US Concrete, Inc. (F) (L)	200	12,080
US Silica Holdings, Inc. (F)	1,200	30,624
Valero Energy Corp.	8,270	767,208
Valmont Industries, Inc.	350	51,205
Varex Imaging Corp. (L)	600	21,468
Vectren Corp.	2,925	186,966
Veeco Instruments, Inc. (L)	108	1,836
Veeva Systems, Inc., Class A (L)	3,742	273,241
VeriSign, Inc. (F) (L)	2,610	309,442
Veritiv Corp. (L)	1,100	43,120
Verizon Communications, Inc.	13,457	643,514
Vertex Pharmaceuticals, Inc. (L)	6,484	1,056,762
Viad Corp.	1,925	100,966
Virtusa Corp. (L)	425	20,596
Visa, Inc., Class A	24,838	2,971,122
Vishay Intertechnology, Inc. (F)	2,125	39,525
Vistra Energy Corp. (L)	15,400	320,782
VMware, Inc., Class A (F) (L)	5,070	614,839
Vonage Holdings Corp. (L)	15,775	168,004
Vornado Realty Trust, REIT	4,008	269,738
Voya Financial, Inc.	3,982	201,091
Vulcan Materials Co.	480	54,802
Wabash National Corp.	875	18,209
WABCO Holdings, Inc. (L)	3,660	489,964
Wabtec Corp. (F)	325	26,455
Walgreens Boots Alliance, Inc.	6,054	396,355
Walker & Dunlop, Inc.	450	26,739
Walmart, Inc.	7,680	683,290
Walt Disney Co.	7,294	732,609
Washington Prime Group, Inc., REIT	7,650	51,026
Waters Corp. (L)	630	125,149
Watsco, Inc.	550	99,533
Watts Water Technologies, Inc., Class A	1,575	122,377
Wayfair, Inc., Class A (F) (L)	4,006	270,525
Weingarten Realty Investors, REIT	700	19,656
WellCare Health Plans, Inc. (L)	2,046	396,167
Wells Fargo & Co.	24,690	1,294,003
West Pharmaceutical Services, Inc.	125	11,036
Westar Energy, Inc.	425	22,351
WestRock Co.	3,833	245,964
WGL Holdings, Inc.	125	10,456
Williams-Sonoma, Inc. (F)	1,225	64,631
Winnebago Industries, Inc.	475	17,860
Wintrust Financial Corp.	2,150	185,007
Wolverine World Wide, Inc.	1,350	39,015
Workday, Inc., Class A (L)	2,218	281,930
World Fuel Services Corp.	3,275	80,401
World Wrestling Entertainment, Inc., Class A	650	23,407
Worldpay, Inc., Class A (L)	8,869	729,387
Worthington Industries, Inc.	1,850	79,402
WPX Energy, Inc. (L)	8,275	122,304
WR Berkley Corp.	1,375	99,962
Wyndham Worldwide Corp.	2,570	294,085
Xcel Energy, Inc.	12,542	570,410
Yum! Brands, Inc.	2,588	220,316

The notes are an integral part of this report. Transamerica Series Trust	Page 39	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Zebra Technologies Corp., Class A (L)	825	$ 114,832
Zimmer Biomet Holdings, Inc.	4,064	443,139
Zumiez, Inc. (L)	1,350	32,265

		212,158,090

Total Common Stocks (Cost $258,265,552)		299,400,880

PREFERRED STOCK - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA, 1.50% (M)	5,097	670,016

Total Preferred Stock (Cost $676,121)		670,016

INVESTMENT COMPANIES - 3.9%
United States - 3.9%
JPMorgan Emerging Markets Debt Fund	918,715	7,487,530
JPMorgan High Yield Fund	1,020,220	7,386,391
JPMorgan Value Advantage Fund	1,158,484	40,523,764

Total Investment Companies (Cost $49,479,721)		55,397,685

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (G)
U.S. Treasury Bill
1.43% (M), 05/24/2018 (K)	$ 300,000	299,285
1.81% (M), 09/13/2018 (K)	15,000	14,873
2.03% (M), 01/31/2019 (K)	70,000	68,825

Total Short-Term U.S. Government Obligations (Cost $383,095)		382,983

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (M)	25,921,068	$ 25,921,068

Total Securities Lending Collateral (Cost $25,921,068)		25,921,068

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.74% (M), dated 03/29/2018, to be repurchased at $26,413,794 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation and a U.S Government Obligation, 2.15% - 3.63%, due 08/15/2019 - 02/14/2020, and with a total value of $26,943,144.	$ 26,411,623	26,411,623

Total Repurchase Agreement (Cost $26,411,623)		26,411,623

Total Investments (Cost $1,402,419,823)		1,442,425,060
Net Other Assets (Liabilities) - (1.4)%		(19,366,634)

Net Assets - 100.0%		$ 1,423,058,426

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	61	06/29/2018	$12,961,765	$12,969,172	$7,407	$—
2-Year U.S. Treasury Note	Short	(234)	06/29/2018	(49,728,176)	(49,750,594)	—	(22,418)
5-Year U.S. Treasury Note	Long	34	06/29/2018	3,880,764	3,891,672	10,908	—
10-Year Australia Treasury Bond	Long	220	06/15/2018	21,528,345	21,901,490	373,145	—
10-Year U.S. Treasury Note	Long	404	06/20/2018	48,329,389	48,940,813	611,424	—
10-Year U.S. Treasury Note	Short	(208)	06/20/2018	(26,340,211)	(26,740,468)	—	(400,257)
EURO STOXX 50®	Long	24	06/15/2018	974,891	968,905	—	(5,986)
EURO STOXX 50®	Short	(175)	06/15/2018	(7,172,595)	(7,064,935)	107,660	—
FTSE 100 Index	Long	6	06/15/2018	591,836	588,713	—	(3,123)
FTSE 100 Index	Short	(73)	06/15/2018	(7,295,416)	(7,162,677)	132,739	—
German Euro Bund	Short	(117)	06/07/2018	(22,643,725)	(22,951,960)	—	(308,235)
MSCI Emerging Markets	Long	891	06/15/2018	54,633,822	52,916,490	—	(1,717,332)
Russell 2000® E-Mini	Long	48	06/15/2018	3,834,845	3,674,880	—	(159,965)
S&P 500® E-Mini	Long	5	06/15/2018	689,758	660,750	—	(29,008)
S&P 500® E-Mini	Short	(49)	06/15/2018	(6,832,706)	(6,475,350)	357,356	—
S&P Midcap 400® E-Mini	Long	2	06/15/2018	384,944	376,620	—	(8,324)
TOPIX Index	Long	94	06/07/2018	14,967,685	15,163,855	196,170	—
U.S. Treasury Bond	Long	72	06/20/2018	11,034,890	11,415,313	380,423	—

Total						$2,177,232	$(2,654,648)

The notes are an integral part of this report. Transamerica Series Trust	Page 40	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	22.5%	$ 323,826,371
U.S. Government Obligations	11.2	161,049,089
Asset-Backed Securities	9.5	136,476,961
Banks	6.2	89,063,861
Mortgage-Backed Securities	3.7	54,081,143
Oil, Gas & Consumable Fuels	3.1	45,007,907
Capital Markets	2.8	40,769,601
U.S. Equity Funds	2.8	40,523,764
Electric Utilities	2.1	30,704,583
Insurance	1.7	25,233,166
Software	1.7	23,972,997
Media	1.4	19,477,101
Equity Real Estate Investment Trusts	1.3	18,327,449
Pharmaceuticals	1.2	17,857,461
Diversified Telecommunication Services	1.2	17,577,237
Technology Hardware, Storage & Peripherals	1.1	15,474,713
Beverages	1.0	14,082,615
Semiconductors & Semiconductor Equipment	1.0	13,797,553
Diversified Financial Services	0.9	13,327,283
IT Services	0.9	13,107,217
Health Care Providers & Services	0.9	12,909,733
Consumer Finance	0.9	12,901,332
Biotechnology	0.9	12,825,899
Aerospace & Defense	0.8	11,264,023
Machinery	0.8	11,232,303
Internet Software & Services	0.8	11,087,457
Chemicals	0.8	10,820,169
Internet & Direct Marketing Retail	0.7	9,799,194
Food & Staples Retailing	0.7	9,795,468
Airlines	0.7	9,711,140
Health Care Equipment & Supplies	0.6	9,345,823
Food Products	0.6	9,281,580
Road & Rail	0.6	8,303,612
Foreign Government Obligations	0.6	7,992,289
Automobiles	0.5	7,851,308
International Fixed Income Funds	0.5	7,487,530
U.S. Fixed Income Funds	0.5	7,386,391
Specialty Retail	0.5	7,357,260
Metals & Mining	0.5	7,258,889
Tobacco	0.5	7,051,685
Multi-Utilities	0.4	5,812,452
Industrial Conglomerates	0.3	4,892,671
Hotels, Restaurants & Leisure	0.3	4,537,342
Trading Companies & Distributors	0.3	4,337,597
Household Durables	0.3	4,198,045
Electrical Equipment	0.3	4,179,082
Electronic Equipment, Instruments & Components	0.3	4,122,891
Gas Utilities	0.3	3,822,517
Building Products	0.3	3,744,604
Energy Equipment & Services	0.2	3,580,932
Textiles, Apparel & Luxury Goods	0.2	3,412,337
Commercial Services & Supplies	0.2	3,197,189
Communications Equipment	0.2	3,144,478
Wireless Telecommunication Services	0.2	2,886,575
Household Products	0.2	2,552,458
Personal Products	0.2	2,444,786
Auto Components	0.2	2,314,111
Multiline Retail	0.2	2,234,884
Life Sciences Tools & Services	0.2	2,162,776
Construction Materials	0.1	2,021,940
Real Estate Management & Development	0.1	1,954,244
Air Freight & Logistics	0.1	1,707,002
Containers & Packaging	0.1	1,698,372
Construction & Engineering	0.1	1,476,600
Independent Power & Renewable Electricity Producers	0.1	1,408,222
Professional Services	0.1	1,237,484
Diversified Consumer Services	0.1	1,180,196
Health Care Technology	0.0(G)	695,356
Transportation Infrastructure	0.0(G)	640,616
Municipal Government Obligations	0.0(G)	601,946
Paper & Forest Products	0.0(G)	579,944
Distributors	0.0(G)	517,782
Water Utilities	0.0(G)	388,152
Leisure Products	0.0(G)	352,027
Thrifts & Mortgage Finance	0.0(G)	211,947
Mortgage Real Estate Investment Trusts	0.0(G)	58,672

Investments, at Value	96.3	1,389,709,386
Short-Term Investments	3.7	52,715,674

Total Investments	100.0%	$ 1,442,425,060

The notes are an integral part of this report. Transamerica Series Trust	Page 41	March 31, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$136,476,961	$—	$136,476,961
Corporate Debt Securities	—	350,191,615	21,391	350,213,006
Foreign Government Obligations	—	7,992,289	—	7,992,289
Mortgage-Backed Securities	—	54,081,143	—	54,081,143
Municipal Government Obligations	—	601,946	—	601,946
U.S. Government Agency Obligations	—	323,826,371	—	323,826,371
U.S. Government Obligations	—	161,049,089	—	161,049,089
Common Stocks	217,176,555	82,224,325	—	299,400,880
Preferred Stock	—	670,016	—	670,016
Investment Companies	55,397,685	—	—	55,397,685
Short-Term U.S. Government Obligations	—	382,983	—	382,983
Securities Lending Collateral	25,921,068	—	—	25,921,068
Repurchase Agreement	—	26,411,623	—	26,411,623

Total Investments	$298,495,308	$1,143,908,361	$21,391	$1,442,425,060

Other Financial Instruments
Futures Contracts (P)	$2,177,232	$—	$—	$2,177,232

Total Other Financial Instruments	$2,177,232	$—	$—	$2,177,232

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(2,654,648)	$—	$—	$(2,654,648)

Total Other Financial Instruments	$(2,654,648)	$—	$—	$(2,654,648)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $174,383,189, representing 12.3% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	Illiquid security. At March 31, 2018, the value of such securities amounted to $8,865,831 or 0.6% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the total value of securities is $1,389,720, representing 0.1% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,252,709. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2018; the maturity dates disclosed are the ultimate maturity dates.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $6,446,278.
(L)	Non-income producing securities.
(M)	Rates disclosed reflect the yields at March 31, 2018.
(N)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.
(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 42	March 31, 2018 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Fund - 4.9%
iShares MSCI EAFE ETF	827,091	$ 57,631,701

U.S. Equity Funds - 43.1%
iShares Core S&P 500 ETF	1,361,527	361,308,420
SPDR S&P 500 ETF Trust (A)	342,889	90,231,240
Vanguard Small-Cap ETF	392,568	57,676,091

		509,215,751

U.S. Fixed Income Funds - 51.0%
iShares 20+ Year Treasury Bond ETF (A)	956,693	116,620,877
iShares Core U.S. Aggregate Bond ETF	895,106	96,000,118
Vanguard Total Bond Market ETF	4,876,392	389,770,013

		602,391,008

Total Exchange-Traded Funds (Cost $1,095,150,280)		1,169,238,460

SECURITIES LENDING COLLATERAL - 17.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (B)	209,059,582	209,059,582

Total Securities Lending Collateral (Cost $209,059,582)		209,059,582

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $3,023,201 on 04/02/2018. Collateralized by U.S. Government Obligations, 1.13% - 1.25%, due 04/30/2019 - 05/31/2019, and with a total value of $3,085,875.

$ 3,022,952	$ 3,022,952

Total Repurchase Agreement (Cost $3,022,952)	3,022,952

Total Investments Excluding Purchased Options (Cost $1,307,232,814)	1,381,320,994
Total Purchased Options - 0.8% (Cost $8,698,567)	9,516,965

Total Investments (Cost $1,315,931,381)	1,390,837,959
Net Other Assets (Liabilities) - (17.8)%	(210,529,656)

Net Assets - 100.0%	$ 1,180,308,303

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	2,125.00	06/21/2019	USD	60,475,923	229	$1,537,277	$1,537,735
Put - S&P 500®	USD	2,200.00	06/21/2019	USD	8,978,958	34	239,122	288,694
Put - S&P 500®	USD	2,225.00	06/21/2019	USD	47,271,573	179	1,485,342	1,495,545
Put - S&P 500®	USD	2,250.00	06/21/2019	USD	13,204,350	50	371,470	440,250
Put - S&P 500®	USD	2,275.00	06/21/2019	USD	43,310,268	164	1,509,292	1,522,740
Put - S&P 500®	USD	2,300.00	06/21/2019	USD	15,845,220	60	424,540	587,100
Put - S&P 500®	USD	2,325.00	06/21/2019	USD	39,084,876	148	1,510,044	1,480,000
Put - S&P 500®	USD	2,350.00	06/21/2019	USD	20,862,873	79	662,367	858,335
Put - S&P 500®	USD	2,400.00	06/21/2019	USD	20,070,612	76	703,217	914,660
Put - S&P 500®	USD	2,450.00	06/21/2019	USD	7,658,523	29	255,896	391,906

Total							$8,698,567	$9,516,965

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,169,238,460	$—	$—	$1,169,238,460
Securities Lending Collateral	209,059,582	—	—	209,059,582
Repurchase Agreement	—	3,022,952	—	3,022,952
Exchange-Traded Options Purchased	9,516,965	—	—	9,516,965

Total Investments	$1,387,815,007	$3,022,952	$—	$1,390,837,959

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $204,780,999. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.4%
International Equity Fund - 6.9%
iShares MSCI EAFE ETF	537,018	$ 37,419,414

U.S. Equity Funds - 60.8%
iShares Core S&P 500 ETF	877,625	232,895,346
SPDR S&P 500 ETF Trust (A)	221,029	58,163,782
Vanguard Small-Cap ETF	253,163	37,194,708

		328,253,836

U.S. Fixed Income Funds - 30.7%
iShares 20+ Year Treasury Bond ETF (A)	262,025	31,940,848
iShares Core U.S. Aggregate Bond ETF	248,884	26,692,809
Vanguard Total Bond Market ETF	1,335,568	106,751,950

		165,385,607

Total Exchange-Traded Funds (Cost $477,465,423)		531,058,857

SECURITIES LENDING COLLATERAL - 16.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (B)	91,041,334	91,041,334

Total Securities Lending Collateral (Cost $91,041,334)		91,041,334

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $3,038,931 on 04/02/2018. Collateralized by U.S. Government Obligations, 0.88% - 1.13%, due 05/31/2019 - 06/15/2019, and with a total value of $3,101,823.

$ 3,038,681	$ 3,038,681

Total Repurchase Agreement (Cost $3,038,681)	3,038,681

Total Investments Excluding Purchased Options (Cost $571,545,438)	625,138,872
Total Purchased Options - 1.1% (Cost $5,570,311)	6,099,786

Total Investments (Cost $577,115,749)	631,238,658
Net Other Assets (Liabilities) - (16.9)%	(91,459,668)

Net Assets - 100.0%	$ 539,778,990

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	2,125.00	06/21/2019	USD	38,820,789	147	$986,811	$987,105
Put - S&P 500®	USD	2,200.00	06/21/2019	USD	6,602,175	25	175,825	212,275
Put - S&P 500®	USD	2,225.00	06/21/2019	USD	29,841,831	113	937,674	944,115
Put - S&P 500®	USD	2,250.00	06/21/2019	USD	7,394,436	28	209,084	246,540
Put - S&P 500®	USD	2,275.00	06/21/2019	USD	27,993,222	106	975,518	984,210
Put - S&P 500®	USD	2,300.00	06/21/2019	USD	9,771,219	37	264,671	362,045
Put - S&P 500®	USD	2,325.00	06/21/2019	USD	24,824,178	94	959,082	940,000
Put - S&P 500®	USD	2,350.00	06/21/2019	USD	13,732,524	52	435,486	564,980
Put - S&P 500®	USD	2,400.00	06/21/2019	USD	13,204,350	50	458,504	601,750
Put - S&P 500®	USD	2,450.00	06/21/2019	USD	5,017,653	19	167,656	256,766

Total							$5,570,311	$6,099,786

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$531,058,857	$—	$—	$531,058,857
Securities Lending Collateral	91,041,334	—	—	91,041,334
Repurchase Agreement	—	3,038,681	—	3,038,681
Exchange-Traded Options Purchased	6,099,786	—	—	6,099,786

Total Investments	$628,199,977	$3,038,681	$—	$631,238,658

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $89,196,356. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 3.0%
Textron, Inc.	201	$ 11,853
United Technologies Corp.	145	18,244

		30,097

Automobiles - 3.8%
General Motors Co.	1,024	37,212

Banks - 12.5%
Bank of America Corp.	1,228	36,828
Citigroup, Inc.	647	43,672
JPMorgan Chase & Co.	391	42,998

		123,498

Capital Markets - 3.6%
Morgan Stanley	655	35,344

Chemicals - 3.5%
DowDuPont, Inc.	541	34,467

Communications Equipment - 3.1%
Nokia OYJ, ADR	5,584	30,544

Containers & Packaging - 1.8%
International Paper Co.	338	18,059

Diversified Financial Services - 1.7%
Voya Financial, Inc.	333	16,816

Diversified Telecommunication Services - 4.7%
AT&T, Inc.	1,315	46,880

Electrical Equipment - 5.3%
Atkore International Group, Inc. (A)	336	6,670
Eaton Corp. PLC	572	45,708

		52,378

Electronic Equipment, Instruments & Components - 2.9%
Corning, Inc.	1,043	29,079

Food Products - 11.6%
Pinnacle Foods, Inc.	591	31,973
Post Holdings, Inc. (A)	651	49,320
TreeHouse Foods, Inc. (A)	868	33,218

		114,511

Health Care Providers & Services - 1.1%
Cigna Corp.	62	10,400

Household Durables - 2.2%
Whirlpool Corp.	141	21,589

Industrial Conglomerates - 2.4%
General Electric Co.	1,728	23,293

Insurance - 8.4%
American International Group, Inc.	703	38,257
Athene Holding, Ltd., Class A (A)	373	17,833
Chubb, Ltd.	198	27,081

		83,171

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.4%
Fluidigm Corp. (A) (B) (C)	601	$ 3,510

Media - 1.2%
Comcast Corp., Class A	350	11,960

Oil, Gas & Consumable Fuels - 10.4%
EOG Resources, Inc.	257	27,054
Hess Corp.	467	23,640
Occidental Petroleum Corp.	800	51,968

		102,662

Pharmaceuticals - 6.8%
Merck & Co., Inc.	465	25,329
Pfizer, Inc.	1,164	41,310

		66,639

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	583	30,363

Specialty Retail - 1.4%
Lowe’s Cos., Inc.	152	13,338

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	126	21,140

Total Common Stocks (Cost $984,662)		956,950

Total Investments (Cost $984,662)		956,950
Net Other Assets (Liabilities) - 3.0%		29,551

Net Assets - 100.0%		$ 986,501

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$956,950	$—	$—	$956,950

Total Investments	$956,950	$—	$—	$956,950

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted security. At March 31, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	11/29/2017-01/10/2018	$3,540	$3,510	0.4%

(C)	Illiquid security. At March 31, 2018, the value of such securities amounted to $3,510 or 0.4% of the Portfolio’s net assets.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.2%
International Equity Funds - 5.3%
iShares MSCI Japan ETF	17,991	$ 1,091,694
Vanguard FTSE All-World ex-US ETF	84,338	4,585,457

		5,677,151

U.S. Fixed Income Fund - 3.9%
iShares 20+ Year Treasury Bond ETF	34,965	4,262,233

Total Exchange-Traded Funds (Cost $9,548,459)		9,939,384

INVESTMENT COMPANIES - 88.8%
International Equity Funds - 7.1%
Madison International Stock Fund	173,180	2,474,745
Transamerica International Equity (A)	167,061	3,247,668
Transamerica International Growth (A)	214,715	1,910,966

		7,633,379

International Fixed Income Fund - 4.5%
Transamerica Inflation Opportunities (A)	488,886	4,908,414

U.S. Equity Funds - 36.0%
Madison Investors Fund	403,045	9,088,666
Madison Large Cap Value Fund	150,674	2,171,206
Madison Mid Cap Fund	440,055	4,321,343
Transamerica Dividend Focused (A)	399,973	4,327,704
Transamerica JPMorgan Enhanced Index VP (B)	57,137	1,218,743
Transamerica Large Cap Value (A)	305,169	3,677,284
Transamerica Mid Cap Value Opportunities (A)	9,803	112,436
Transamerica Small/Mid Cap Value VP (B)	304,225	6,461,730
Transamerica WMC US Growth VP (B)	252,477	7,597,038

		38,976,150

U.S. Fixed Income Funds - 41.2%
Madison Core Bond Fund	1,686,260	16,457,899
Transamerica Bond (A)	119,476	1,105,149
Transamerica Core Bond (A)	1,806,570	17,632,119
Transamerica Short-Term Bond (A)	947,938	9,403,541

		44,598,708

Total Investment Companies (Cost $94,929,866)		96,116,651

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $2,295,551 on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.25%, due 03/31/2019, and with a value of $2,343,549.	$ 2,295,362	2,295,362

Total Repurchase Agreement (Cost $2,295,362)		2,295,362

Value
Total Investments (Cost $106,773,687)	$ 108,351,397
Net Other Assets (Liabilities) - (0.1)%	(85,095)

Net Assets - 100.0%	$ 108,266,302

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$9,939,384	$—	$—	$9,939,384
Investment Companies	96,116,651	—	—	96,116,651
Repurchase Agreement	—	2,295,362	—	2,295,362

Total Investments	$106,056,035	$2,295,362	$—	$108,351,397

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.0%
International Equity Funds - 2.3%
iShares MSCI Japan ETF	5,666	$ 343,813
Vanguard FTSE All-World ex-US ETF	21,946	1,193,204

		1,537,017

U.S. Fixed Income Fund - 4.7%
iShares 20+ Year Treasury Bond ETF	26,502	3,230,594

Total Exchange-Traded Funds (Cost $4,688,313)		4,767,611

INVESTMENT COMPANIES - 90.5%
International Equity Funds - 4.0%
Madison International Stock Fund	73,404	1,048,948
Transamerica International Equity (A)	52,705	1,024,583
Transamerica International Growth (A)	74,765	665,407

		2,738,938

International Fixed Income Fund - 9.6%
Transamerica Inflation Opportunities (A)	656,947	6,595,747

U.S. Equity Funds - 21.7%
Madison Investors Fund	179,406	4,045,609
Madison Large Cap Value Fund	69,587	1,002,743
Madison Mid Cap Fund	174,992	1,718,420
Transamerica Dividend Focused (A)	186,091	2,013,502
Transamerica Large Cap Value (A)	118,058	1,422,598
Transamerica Mid Cap Value Opportunities (A)	5,972	68,502
Transamerica Small/Mid Cap Value VP (B)	95,746	2,033,642
Transamerica WMC US Growth VP (B)	87,683	2,638,389

		14,943,405

U.S. Fixed Income Funds - 55.2%
Madison Core Bond Fund	1,312,182	12,806,897
Transamerica Bond (A)	154,054	1,425,000
Transamerica Core Bond (A)	1,408,043	13,742,495
Transamerica Short-Term Bond (A)	1,004,972	9,969,326

		37,943,718

Total Investment Companies (Cost $62,504,310)		62,221,808

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $1,818,455 on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.25%, due 03/31/2019, and with a value of $1,854,894.	$ 1,818,306	1,818,306

Total Repurchase Agreement (Cost $1,818,306)		1,818,306

Value
Total Investments (Cost $69,010,929)	$ 68,807,725
Net Other Assets (Liabilities) - (0.1)%	(38,074)

Net Assets - 100.0%	$ 68,769,651

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$4,767,611	$—	$—	$4,767,611
Investment Companies	62,221,808	—	—	62,221,808
Repurchase Agreement	—	1,818,306	—	1,818,306

Total Investments	$66,989,419	$1,818,306	$—	$68,807,725

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 40.9%
Aerospace & Defense - 1.1%
United Technologies Corp.	12,000	$ 1,509,840

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	13,400	1,402,444

Banks - 4.0%
BB&T Corp.	16,200	843,048
PNC Financial Services Group, Inc.	8,700	1,315,788
US Bancorp	33,100	1,671,550
Wells Fargo & Co.	28,300	1,483,203

		5,313,589

Beverages - 1.8%
Diageo PLC, ADR	9,100	1,232,322
PepsiCo, Inc.	10,900	1,189,735

		2,422,057

Biotechnology - 0.7%
Amgen, Inc.	5,500	937,640

Capital Markets - 1.9%
CME Group, Inc.	11,300	1,827,662
Northern Trust Corp.	7,400	763,162

		2,590,824

Chemicals - 1.4%
Praxair, Inc.	13,000	1,875,900

Communications Equipment - 1.5%
Cisco Systems, Inc.	45,400	1,947,206

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	26,600	1,272,012

Electric Utilities - 0.9%
NextEra Energy, Inc.	7,000	1,143,310

Electrical Equipment - 0.9%
Emerson Electric Co.	17,200	1,174,760

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	6,000	599,400

Energy Equipment & Services - 0.9%
Schlumberger, Ltd.	19,200	1,243,776

Food Products - 1.0%
Nestle SA, ADR	16,900	1,335,945

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	15,600	1,251,432

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	17,000	1,114,860
McDonald’s Corp.	5,100	797,538
Starbucks Corp.	18,000	1,042,020

		2,954,418

Household Products - 0.8%
Procter & Gamble Co.	12,900	1,022,712

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.5%
3M Co.	2,800	$ 614,656

Insurance - 1.5%
Chubb, Ltd.	5,500	752,235
Travelers Cos., Inc.	8,800	1,221,968

		1,974,203

IT Services - 1.0%
Accenture PLC, Class A	4,800	736,800
Automatic Data Processing, Inc.	5,100	578,748

		1,315,548

Machinery - 0.4%
Caterpillar, Inc.	3,800	560,044

Metals & Mining - 1.0%
Nucor Corp.	23,000	1,405,070

Multi-Utilities - 0.6%
Dominion Energy, Inc.	12,700	856,361

Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	11,900	1,357,076
Exxon Mobil Corp.	29,400	2,193,534

		3,550,610

Pharmaceuticals - 3.9%
Johnson & Johnson	13,200	1,691,580
Merck & Co., Inc.	17,400	947,778
Novartis AG, ADR	15,900	1,285,515
Pfizer, Inc.	36,500	1,295,385

		5,220,258

Road & Rail - 0.7%
Union Pacific Corp.	6,900	927,567

Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	8,200	747,266
Texas Instruments, Inc.	8,500	883,065
Xilinx, Inc.	15,300	1,105,272

		2,735,603

Software - 1.3%
Microsoft Corp.	18,700	1,706,749

Specialty Retail - 1.8%
Home Depot, Inc.	7,700	1,372,448
TJX Cos., Inc.	12,000	978,720

		2,351,168

Trading Companies & Distributors - 1.1%
Fastenal Co.	27,500	1,501,225

Total Common Stocks (Cost $44,723,526)		54,716,327

	Principal	Value
ASSET-BACKED SECURITIES - 3.1%
American Express Credit Account Master Trust
Series 2017-1, Class B,
2.10%, 09/15/2022	$ 500,000	493,676

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2017-1, Class A2,
1.54%, 02/18/2020	$ 94,116	$ 93,858
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.08% (A), 01/18/2022	300,000	300,807
Dell Equipment Finance Trust
Series 2017-2, Class A2A,
1.97%, 02/24/2020 (B)	350,000	348,392
Enterprise Fleet Financing LLC
Series 2015-2, Class A3,
2.09%, 02/22/2021 (B)	240,000	239,288
Series 2017-3, Class A2,
2.13%, 05/22/2023 (B)	500,000	494,952
Ford Credit Floorplan Master Owner Trust A
Series 2015-4, Class A1,
1.77%, 08/15/2020	540,000	538,675
Nissan Auto Receivables Owner Trust
Series 2015-C, Class A3,
1.37%, 05/15/2020	573,958	570,466
Santander Drive Auto Receivables Trust
Series 2013-5, Class D,
2.73%, 10/15/2019	354,897	354,967
Series 2014-5, Class C,
2.46%, 06/15/2020	249,568	249,481
Synchrony Credit Card Master Note Trust
Series 2017-1, Class B,
2.19%, 06/15/2023	500,000	492,470

Total Asset-Backed Securities (Cost $4,191,418)		4,177,032

CORPORATE DEBT SECURITIES - 22.8%
Aerospace & Defense - 0.3%
Harris Corp.
5.05%, 04/27/2045	250,000	275,700
Northrop Grumman Corp.
2.93%, 01/15/2025	100,000	95,883

		371,583

Banks - 3.1%
Bank of America Corp.
Fixed until 07/21/2022, 2.82% (A), 07/21/2023, MTN	250,000	243,643
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	288,417
Bank of Montreal
1.90%, 08/27/2021, MTN (C)	250,000	240,117
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	298,774
Huntington National Bank
2.20%, 04/01/2019	400,000	397,239
JPMorgan Chase & Co.
2.97%, 01/15/2023 (C)	250,000	245,216
3.13%, 01/23/2025	400,000	385,689
KeyCorp
5.10%, 03/24/2021, MTN	750,000	791,417
PNC Bank NA
2.45%, 07/28/2022	250,000	242,122
Regions Financial Corp.
2.75%, 08/14/2022	300,000	291,498
3.20%, 02/08/2021	250,000	249,541

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
US Bancorp
1.95%, 11/15/2018, MTN	$ 500,000	$ 498,495

		4,172,168

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/2046	225,000	242,665
Coca-Cola Co.
2.45%, 11/01/2020	500,000	497,558

		740,223

Biotechnology - 0.2%
AbbVie, Inc.
4.70%, 05/14/2045	250,000	257,805

Capital Markets - 1.0%
Cboe Global Markets, Inc.
3.65%, 01/12/2027	175,000	170,539
Goldman Sachs Group, Inc.
Fixed until 09/29/2024,
3.27% (A), 09/29/2025	500,000	481,325
Intercontinental Exchange, Inc.
2.35%, 09/15/2022	200,000	193,124
Morgan Stanley
3.88%, 01/27/2026, MTN	250,000	249,783
4.30%, 01/27/2045	250,000	252,771
Nasdaq, Inc.
3.85%, 06/30/2026	50,000	49,324

		1,396,866

Communications Equipment - 0.2%
Cisco Systems, Inc.
2.20%, 02/28/2021	325,000	319,124

Consumer Finance - 1.6%
American Express Co.
2.50%, 08/01/2022	500,000	482,295
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	199,105
3.30%, 10/30/2024	500,000	481,967
Ford Motor Credit Co. LLC
2.94%, 01/08/2019, MTN	250,000	250,053
General Motors Financial Co., Inc.
3.20%, 07/06/2021	300,000	297,403
Synchrony Financial
3.70%, 08/04/2026	250,000	233,805
3.75%, 08/15/2021	250,000	252,091

		2,196,719

Containers & Packaging - 0.4%
WestRock Co.
3.75%, 03/15/2025 (B)	500,000	498,842

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	100,000	97,468

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.00%, 02/15/2022	400,000	395,060
4.75%, 05/15/2046	75,000	72,843
5.15%, 02/14/2050	125,000	126,271

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.40%, 11/01/2034	$ 300,000	$ 296,281
5.15%, 09/15/2023	675,000	728,250

		1,618,705

Electric Utilities - 0.2%
Duke Energy Corp.
3.75%, 09/01/2046	250,000	225,492

Electrical Equipment - 0.1%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	179,282

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (B)	300,000	305,063

Equity Real Estate Investment Trusts - 1.5%
Boston Properties, LP
2.75%, 10/01/2026	500,000	455,157
Brixmor Operating Partnership, LP
3.65%, 06/15/2024	250,000	243,653
Simon Property Group, LP
3.38%, 03/15/2022	750,000	752,973
SL Green Operating Partnership, LP
3.25%, 10/15/2022	200,000	195,054
STORE Capital Corp.
4.50%, 03/15/2028	200,000	198,656
Welltower, Inc.
4.50%, 01/15/2024	200,000	206,842

		2,052,335

Food & Staples Retailing - 1.1%
CVS Health Corp.
4.30%, 03/25/2028	250,000	251,065
5.13%, 07/20/2045	250,000	265,168
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	250,000	236,226
4.50%, 11/18/2034	300,000	296,794
Walmart, Inc.
3.25%, 10/25/2020	400,000	406,504

		1,455,757

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	250,000	235,042
Tyson Foods, Inc.
3.55%, 06/02/2027	150,000	144,363

		379,405

Health Care Providers & Services - 0.8%
Humana, Inc.
2.50%, 12/15/2020	250,000	245,209
Laboratory Corp. of America Holdings
3.60%, 09/01/2027	300,000	290,269
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	491,776

		1,027,254

Hotels, Restaurants & Leisure - 0.4%
Marriott International, Inc.
3.13%, 06/15/2026	250,000	236,945
McDonald’s Corp.
4.88%, 12/09/2045, MTN	250,000	272,036

		508,981

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.50%, 12/01/2024	$ 200,000	$ 196,039

Insurance - 0.6%
Aflac, Inc.
3.63%, 11/15/2024	300,000	301,540
American International Group, Inc.
4.75%, 04/01/2048	300,000	309,001
Marsh & McLennan Cos., Inc.
2.55%, 10/15/2018, MTN	225,000	224,992

		835,533

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.
2.80%, 08/22/2024 (B)	150,000	145,546
Booking Holdings, Inc.
3.60%, 06/01/2026	250,000	245,601

		391,147

IT Services - 0.3%
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	175,000	162,955
Fiserv, Inc.
2.70%, 06/01/2020	250,000	248,412

		411,367

Machinery - 0.4%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	513,588

Media - 1.2%
Comcast Corp.
5.15%, 03/01/2020	475,000	494,247
Discovery Communications LLC
5.00%, 09/20/2037	250,000	249,156
Omnicom Group, Inc.
3.60%, 04/15/2026	300,000	290,815
Time Warner, Inc.
4.75%, 03/29/2021	500,000	522,149

		1,556,367

Multiline Retail - 0.4%
Target Corp.
2.90%, 01/15/2022	500,000	500,584

Oil, Gas & Consumable Fuels - 2.3%
Andeavor
3.80%, 04/01/2028	300,000	286,180
BP Capital Markets PLC
3.12%, 05/04/2026	200,000	193,584
ConocoPhillips Co.
4.15%, 11/15/2034	500,000	510,463
Enterprise Products Operating LLC
3.75%, 02/15/2025	300,000	301,344
5.20%, 09/01/2020	300,000	313,998
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	236,387
Marathon Oil Corp.
2.70%, 06/01/2020	250,000	246,302
Phillips 66
4.65%, 11/15/2034	400,000	419,779

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.
6.63%, 06/15/2037	$ 250,000	$ 315,656
Valero Energy Partners, LP
4.50%, 03/15/2028	250,000	251,467

		3,075,160

Pharmaceuticals - 0.5%
Allergan Funding SCS
4.75%, 03/15/2045 (C)	150,000	147,156
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	200,000	196,699
Zoetis, Inc.
3.00%, 09/12/2027	300,000	281,101

		624,956

Road & Rail - 0.3%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	402,485

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.
5.30%, 12/15/2045	175,000	197,746
Intel Corp.
3.30%, 10/01/2021	925,000	939,558
3.73%, 12/08/2047 (B)	400,000	389,764

		1,527,068

Software - 1.1%
Autodesk, Inc.
4.38%, 06/15/2025	250,000	256,988
Citrix Systems, Inc.
4.50%, 12/01/2027	70,000	69,539
Microsoft Corp.
1.55%, 08/08/2021	250,000	240,061
3.00%, 10/01/2020	400,000	403,817
Oracle Corp.
4.00%, 07/15/2046	325,000	320,272
VMware, Inc.
3.90%, 08/21/2027	210,000	198,794

		1,489,471

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.40%, 05/03/2023	450,000	435,288
Dell International LLC / EMC Corp.
8.35%, 07/15/2046 (B)	75,000	95,264
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045	175,000	186,970

		717,522

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.63%, 04/01/2027	200,000	190,689
3.75%, 02/01/2022	300,000	302,672

		493,361

Total Corporate Debt Securities (Cost $30,754,807)		30,537,720

	Principal	Value
MORTGAGE-BACKED SECURITY - 0.4%
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A2,
2.86%, 03/15/2047	$ 485,534	$ 486,359

Total Mortgage-Backed Security (Cost $486,217)		486,359

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.8%
California - 0.8%
Los Angeles Department of Water & Power
Power System Revenue, Revenue Bonds,
6.17%, 07/01/2040	250,000	268,957
Palomar Community College District, General Obligation Unlimited,
Series B1,
7.19%, 08/01/2045	425,000	467,870
Rancho Water District Financing Authority, Revenue Bonds,
Series A,
6.34%, 08/01/2040	350,000	377,349

		1,114,176

Florida - 0.4%
County of Pasco Water & Sewer Revenue, Revenue Bonds,
Series B,
6.76%, 10/01/2039	500,000	529,750

Massachusetts - 0.4%
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	500,000	522,895

New York - 0.7%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	430,811
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
6.27%, 08/01/2039	500,000	525,640

		956,451

Oregon - 0.2%
Washington County School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	200,000	213,354

Texas - 0.3%
Northside Independent School District, General Obligation Unlimited,
Series B,
5.74%, 08/15/2035	325,000	339,446

Total Municipal Government Obligations (Cost $3,880,748)		3,676,072

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.0%
Federal Home Loan Mortgage Corp.
3.00%, 09/01/2042 - 10/01/2046	1,696,640	1,663,542
3.50%, 06/01/2042 - 11/01/2047	1,539,371	1,548,031
4.00%, 09/01/2040 - 03/01/2047	462,914	477,724
4.50%, 02/01/2025 - 09/01/2041	306,816	322,231
5.00%, 10/01/2039	164,077	177,072
5.50%, 01/01/2037	64,045	70,542

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	$ 500,000	$ 480,426
3.12%, 06/25/2027	500,000	494,754
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	218,387	235,255
Federal National Mortgage Association
2.39% (A), 03/25/2023	359,904	350,777
3.00%, 09/01/2030 - 03/01/2043	1,690,596	1,678,028
3.50%, 12/01/2031 - 12/01/2045	2,002,555	2,029,906
4.00%, 02/01/2035 - 12/01/2046	1,636,465	1,691,364
4.50%, 03/01/2039 - 07/01/2041	146,107	154,524
5.00%, 07/01/2035	6,191	6,684
Federal National Mortgage Association REMIC
2.50%, 04/25/2040	136,097	135,036
3.50%, 04/25/2031	400,000	408,053
Government National Mortgage Association
3.50%, 12/15/2042	122,259	124,101
4.00%, 12/15/2039	13,986	14,393
4.50%, 08/15/2040	10,433	11,029

Total U.S. Government Agency Obligations (Cost $12,440,733)		12,073,472

U.S. GOVERNMENT OBLIGATIONS - 16.0%
U.S. Treasury - 16.0%
U.S. Treasury Bond
2.50%, 02/15/2045	1,000,000	913,086
2.75%, 08/15/2042 - 11/15/2042	1,550,000	1,496,817
3.00%, 05/15/2047	1,000,000	1,004,883
4.38%, 05/15/2041	400,000	497,828
U.S. Treasury Note
1.38%, 12/31/2018	1,000,000	994,805
1.50%, 08/15/2026	2,000,000	1,815,391
1.63%, 08/15/2022	2,000,000	1,926,016
2.00%, 11/15/2021 - 08/15/2025	6,500,000	6,320,507
2.13%, 03/31/2024	2,000,000	1,942,500
3.13%, 05/15/2019 - 05/15/2021	4,500,000	4,567,343

Total U.S. Government Obligations (Cost $21,787,448)		21,479,176

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (D)	441,792	441,792

Total Securities Lending Collateral (Cost $441,792)		441,792

	Principal	Value
REPURCHASE AGREEMENT - 6.3%

Fixed Income Clearing Corp., 0.74% (D), dated 03/29/2018, to be repurchased at $8,490,560 on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.25%, due 03/31/2019, and with a value of $8,661,160.

	$ 8,489,862	$ 8,489,862

Total Repurchase Agreement (Cost $8,489,862)		8,489,862

Total Investments (Cost $127,196,551)		136,077,812
Net Other Assets (Liabilities) - (1.6)%		(2,098,455)

Net Assets - 100.0%		$ 133,979,357

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$54,716,327	$—	$—	$54,716,327
Asset-Backed Securities	—	4,177,032	—	4,177,032
Corporate Debt Securities	—	30,537,720	—	30,537,720
Mortgage-Backed Security	—	486,359	—	486,359
Municipal Government Obligations	—	3,676,072	—	3,676,072
U.S. Government Agency Obligations	—	12,073,472	—	12,073,472
U.S. Government Obligations	—	21,479,176	—	21,479,176
Securities Lending Collateral	441,792	—	—	441,792
Repurchase Agreement	—	8,489,862	—	8,489,862

Total Investments	$55,158,119	$80,919,693	$—	$136,077,812

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $2,517,111, representing 1.9% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $432,480. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at March 31, 2018.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 16.1%
DeltaShares® S&P International Managed Risk ETF (A) (B)	2,393,004	$ 125,811,468
Vanguard FTSE Developed Markets ETF	16,500,924	730,165,887
Vanguard FTSE Emerging Markets ETF	3,515,145	165,141,512

		1,021,118,867

U.S. Equity Funds - 34.6%
DeltaShares® S&P 400 Managed Risk ETF (A) (B)	1,215,739	63,745,086
DeltaShares® S&P 500 Managed Risk ETF (A) (B)	3,794,739	200,475,302
DeltaShares® S&P 600 Managed Risk ETF (A) (B)	513,534	27,412,445
iShares Core S&P Total US Stock Market ETF (A)	8,109,062	490,273,889
Schwab U.S. Broad Market ETF (A)	7,730,469	493,126,618
Vanguard Total Stock Market ETF (A)	6,849,610	929,629,069

		2,204,662,409

U.S. Fixed Income Funds - 48.7%
iShares Core U.S. Aggregate Bond ETF	12,186,757	1,307,029,688
Vanguard Total Bond Market ETF	22,445,012	1,794,029,809

		3,101,059,497

Total Exchange-Traded Funds (Cost $5,979,004,765)		6,326,840,773

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	2,299,500	$ 2,299,500

Total Securities Lending Collateral (Cost $2,299,500)		2,299,500

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $40,301,597 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation and a U.S Government Obligation, 1.25% - 2.15%, due 01/31/2020 - 02/14/2020, and with a total value of $41,107,756.	$ 40,298,283	40,298,283

Total Repurchase Agreement (Cost $40,298,283)		40,298,283

Total Investments (Cost $6,021,602,548)		6,369,438,556
Net Other Assets (Liabilities) - (0.1)%		(5,458,002)

Net Assets - 100.0%		$ 6,363,980,554

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,326,840,773	$—	$—	$6,326,840,773
Securities Lending Collateral	2,299,500	—	—	2,299,500
Repurchase Agreement	—	40,298,283	—	40,298,283

Total Investments	$6,329,140,273	$40,298,283	$—	$6,369,438,556

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,252,293. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Issuer is affiliated with the Portfolio’s investment manager.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 7.2%
DeltaShares® S&P International Managed Risk ETF (A)	185,800	$ 9,768,379
Vanguard FTSE Developed Markets ETF	939,248	41,561,724
Vanguard FTSE Emerging Markets ETF	204,898	9,626,108

		60,956,211

U.S. Equity Funds - 18.3%
DeltaShares® S&P 400 Managed Risk ETF (A)	112,452	5,896,218
DeltaShares® S&P 500 Managed Risk ETF (A)	352,954	18,646,489
DeltaShares® S&P 600 Managed Risk ETF (A)	48,848	2,607,506
iShares Core S&P Total US Stock Market ETF	600,669	36,316,448
Schwab U.S. Broad Market ETF	572,670	36,530,619
Vanguard Total Stock Market ETF (B)	397,319	53,924,135

		153,921,415

U.S. Fixed Income Funds - 73.9%
iShares Core U.S. Aggregate Bond ETF	1,821,479	195,353,623
Schwab U.S. Aggregate Bond ETF (B)	3,483,132	177,709,395
Vanguard Total Bond Market ETF	3,115,582	249,028,469

		622,091,487

Total Exchange-Traded Funds (Cost $824,829,336)		836,969,113

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	50,822,983	$ 50,822,983

Total Securities Lending Collateral (Cost $50,822,983)		50,822,983

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $5,949,907 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $6,068,813.	$ 5,949,417	5,949,417

Total Repurchase Agreement (Cost $5,949,417)		5,949,417

Total Investments (Cost $881,601,736)		893,741,513
Net Other Assets (Liabilities) - (6.2)%		(51,965,120)

Net Assets - 100.0%		$ 841,776,393

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$836,969,113	$—	$—	$836,969,113
Securities Lending Collateral	50,822,983	—	—	50,822,983
Repurchase Agreement	—	5,949,417	—	5,949,417

Total Investments	$887,792,096	$5,949,417	$—	$893,741,513

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Issuer is affiliated with the Portfolio’s investment manager.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $49,800,207. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 20.4%
DeltaShares® S&P International Managed Risk ETF (A)	1,770,093	$ 93,062,108
Vanguard FTSE Developed Markets ETF	10,308,968	456,171,834
Vanguard FTSE Emerging Markets ETF	2,172,169	102,048,500

		651,282,442

U.S. Equity Funds - 46.4%
DeltaShares® S&P 400 Managed Risk ETF (A) (B)	951,996	49,916,197
DeltaShares® S&P 500 Managed Risk ETF (A)	2,989,263	157,922,166
DeltaShares® S&P 600 Managed Risk ETF (A)	410,233	21,898,237
iShares Core S&P Total US Stock Market ETF	5,108,094	308,835,363
Schwab U.S. Broad Market ETF	4,945,187	315,453,479
Vanguard Total Stock Market ETF (B)	4,657,478	632,112,914

		1,486,138,356

U.S. Fixed Income Funds - 32.7%
iShares Core U.S. Aggregate Bond ETF	2,938,710	315,176,647
iShares Short Treasury Bond ETF	3,796,834	419,056,569
Vanguard Total Bond Market ETF	3,911,715	312,663,380

		1,046,896,596

Total Exchange-Traded Funds (Cost $3,042,132,000)		3,184,317,394

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	81,825,143	$ 81,825,143

Total Securities Lending Collateral (Cost $81,825,143)		81,825,143

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $18,313,062 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation and a U.S Government Obligation, 1.25% - 1.63%, due 01/21/2020 - 01/31/2020, and with a total value of $18,682,314.	$ 18,311,557	18,311,557

Total Repurchase Agreement (Cost $18,311,557)		18,311,557

Total Investments (Cost $3,142,268,700)		3,284,454,094
Net Other Assets (Liabilities) - (2.6)%		(82,917,643)

Net Assets - 100.0%		$ 3,201,536,451

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,184,317,394	$—	$—	$3,184,317,394
Securities Lending Collateral	81,825,143	—	—	81,825,143
Repurchase Agreement	—	18,311,557	—	18,311,557

Total Investments	$3,266,142,537	$18,311,557	$—	$3,284,454,094

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Issuer is affiliated with the Portfolio’s investment manager.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $80,182,734. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.9%
Federal Home Loan Banks
1.13%, 04/25/2018	$ 10,000,000	$ 9,995,850
1.38%, 02/18/2021 (A)	13,000,000	12,620,881
1.88%, 11/29/2021	30,000,000	29,332,560
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	20,000,000	19,700,120
2.38%, 01/13/2022	25,000,000	24,822,250
Federal National Mortgage Association
2.00%, 01/05/2022	43,000,000	42,125,337
6.25%, 05/15/2029	5,000,000	6,495,620

Total U.S. Government Agency Obligations (Cost $147,215,572)		145,092,618

U.S. GOVERNMENT OBLIGATIONS - 50.6%
U.S. Treasury - 50.6%
U.S. Treasury Bond, Principal Only STRIPS 08/15/2022 - 08/15/2024	269,000,000	230,498,761

Total U.S. Government Obligations (Cost $236,848,387)		230,498,761

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
1.59% (B), 06/14/2018 (C)	100,000	99,664
1.62% (B), 06/14/2018 (C)	100,000	99,664
1.74% (B), 06/14/2018 (C)	900,000	896,974

Total Short-Term U.S. Government Obligations (Cost $1,096,199)		1,096,302

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (B)	7,369,313	$ 7,369,313

Total Securities Lending Collateral (Cost $7,369,313)		7,369,313

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $22,285,164 on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.25%, due 04/30/2019, and with a value of $22,733,429.	$ 22,283,332	22,283,332

Total Repurchase Agreement (Cost $22,283,332)		22,283,332

Total Investments Excluding Purchased Options (Cost $414,812,803)		406,340,326
Total Purchased Options - 12.3% (Cost $72,317,058)		56,161,986

Total Investments (Cost $487,129,861)		462,502,312
Net Other Assets (Liabilities) - (1.5)%		(7,000,249)

Net Assets - 100.0%		$ 455,502,063

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	GSC	USD 2,850.00	07/20/2023	USD 184,860,900	700	$ 35,921,229	$ 27,763,466
Call - S&P 500® - Flexible Exchange Option	GSC	USD 2,900.00	01/22/2024	USD 184,860,900	700	36,395,829	28,398,520

Total						$ 72,317,058	$ 56,161,986

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	161	06/15/2018	$22,452,162	$21,276,150	$—	$(1,176,012)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$145,092,618	$—	$145,092,618
U.S. Government Obligations	—	230,498,761	—	230,498,761
Short-Term U.S. Government Obligations	—	1,096,302	—	1,096,302
Securities Lending Collateral	7,369,313	—	—	7,369,313
Repurchase Agreement	—	22,283,332	—	22,283,332
Over-the-Counter Options Purchased	—	56,161,986	—	56,161,986

Total Investments	$7,369,313	$455,132,999	$—	$462,502,312

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,176,012)	$—	$—	$(1,176,012)

Total Other Financial Instruments	$(1,176,012)	$—	$—	$(1,176,012)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $7,220,680. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2018.
(C)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,096,302.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 0.6%
Amcor, Ltd.	79,011	$ 865,197
Orica, Ltd. (A)	170,472	2,346,488

		3,211,685

Belgium - 1.2%
KBC Group NV	76,156	6,631,576

Brazil - 0.9%
Ambev SA, ADR	722,172	5,250,190

Canada - 3.7%
Canadian National Railway Co.	150,089	10,976,009
Suncor Energy, Inc.	280,846	9,698,326

		20,674,335

China - 2.4%
Alibaba Group Holding, Ltd., ADR (B)	15,596	2,862,490
Baidu, Inc., ADR (B)	13,922	3,107,251
Yum China Holdings, Inc.	170,424	7,072,596

		13,042,337

Denmark - 2.4%
Carlsberg A/S, Class B	33,016	3,941,931
Novo Nordisk A/S, Class B	193,428	9,513,921

		13,455,852

France - 16.1%
Air Liquide SA	109,981	13,496,595
Danone SA	100,416	8,141,954
Dassault Systemes SE	34,305	4,665,253
Engie SA	403,018	6,729,786
Essilor International Cie Generale d’Optique SA	30,754	4,148,732
Hermes International (A)	2,403	1,424,381
L’Oreal SA	25,831	5,834,153
Legrand SA	72,007	5,649,713
LVMH Moet Hennessy Louis Vuitton SE	37,417	11,530,915
Pernod Ricard SA	79,959	13,306,643
Schneider Electric SE (B)	161,985	14,264,618

		89,192,743

Germany - 10.5%
Bayer AG	147,439	16,621,343
Beiersdorf AG	92,894	10,527,449
Linde AG (B)	23,694	5,006,758
Merck KGaA	57,410	5,508,368
MTU Aero Engines AG	19,605	3,304,180
ProSiebenSat.1 Media SE	127,218	4,406,380
SAP SE	119,749	12,571,459

		57,945,937

Hong Kong - 2.8%
AIA Group, Ltd.	1,782,400	15,237,160

Israel - 1.2%
Check Point Software Technologies, Ltd. (B)	68,931	6,847,606

Italy - 2.5%
Eni SpA	334,933	5,899,927

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Intesa Sanpaolo SpA	1,877,438	$ 6,835,755
Luxottica Group SpA	13,447	835,389

		13,571,071

Japan - 14.2%
Daikin Industries, Ltd.	60,800	6,705,399
Denso Corp.	143,500	7,848,973
FANUC Corp.	21,900	5,548,837
Hoya Corp.	262,700	13,097,350
Japan Tobacco, Inc.	240,700	6,935,635
Kao Corp.	62,300	4,672,866
Kubota Corp.	339,900	5,947,970
Kyocera Corp.	115,200	6,500,266
Olympus Corp. (A)	162,500	6,169,823
Shin-Etsu Chemical Co., Ltd.	28,800	2,978,657
Terumo Corp.	237,000	12,450,825

		78,856,601

Netherlands - 6.1%
Akzo Nobel NV	100,722	9,516,504
ING Groep NV	760,358	12,831,192
QIAGEN NV (B)	104,512	3,378,700
Randstad Holding NV (A)	124,502	8,199,699

		33,926,095

Singapore - 1.8%
DBS Group Holdings, Ltd.	460,800	9,733,176

Spain - 1.9%
Amadeus IT Group SA	144,291	10,677,983

Sweden - 0.8%
Essity AB, Class B (B)	162,989	4,516,943

Switzerland - 12.3%
Julius Baer Group, Ltd. (B)	68,398	4,209,312
Keuhne & Nagel International AG	15,738	2,478,813
Nestle SA	248,061	19,607,111
Novartis AG	119,268	9,646,500
Roche Holding AG	61,745	14,164,119
UBS Group AG (B)	720,564	12,695,560
Zurich Insurance Group AG (B)	16,549	5,458,892

		68,260,307

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	207,483	9,079,456

United Kingdom - 15.3%
Barclays PLC	2,123,954	6,206,418
Compass Group PLC	534,811	10,920,284
Diageo PLC	282,537	9,555,317
Experian PLC	371,746	8,039,632
Prudential PLC	158,801	3,968,226
Reckitt Benckiser Group PLC	124,463	10,505,652
RELX NV	291,918	6,051,135
RELX PLC	54,054	1,110,368
Rio Tinto PLC	123,041	6,243,602
Rolls-Royce Holdings PLC (B)	424,418	5,188,986
Smiths Group PLC	167,952	3,572,564

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	957,163	$ 2,770,229
WPP PLC	658,917	10,471,269

		84,603,682

Total Common Stocks (Cost $487,875,009)		544,714,735

SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	15,443,606	15,443,606

Total Securities Lending Collateral (Cost $15,443,606)		15,443,606

Principal	Value

REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $6,813,555 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $6,952,184.

$ 6,812,995	$ 6,812,995

Total Repurchase Agreement (Cost $6,812,995)	6,812,995

Total Investments (Cost $510,131,610)	566,971,336
Net Other Assets (Liabilities) - (2.3)%	(13,002,326)

Net Assets - 100.0%	$ 553,969,010

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.8%	$ 55,454,251
Banks	7.5	42,238,117
Health Care Equipment & Supplies	6.3	35,866,730
Chemicals	5.9	33,345,002
Beverages	5.7	32,054,081
Food Products	4.9	27,749,065
Insurance	4.4	24,664,278
Software	4.2	24,084,318
Professional Services	4.1	23,400,834
Personal Products	3.7	21,034,468
Electrical Equipment	3.5	19,914,331
Hotels, Restaurants & Leisure	3.2	17,992,880
Capital Markets	3.0	16,904,872
Oil, Gas & Consumable Fuels	2.8	15,598,253
Household Products	2.6	15,022,595
Media	2.6	14,877,649
Textiles, Apparel & Luxury Goods	2.4	13,790,685
Machinery	2.0	11,496,807
Road & Rail	1.9	10,976,009
IT Services	1.9	10,677,983
Semiconductors & Semiconductor Equipment	1.6	9,079,456
Aerospace & Defense	1.5	8,493,166
Auto Components	1.4	7,848,973
Tobacco	1.2	6,935,635
Multi-Utilities	1.2	6,729,786
Building Products	1.2	6,705,399
Electronic Equipment, Instruments & Components	1.1	6,500,266
Metals & Mining	1.1	6,243,602
Internet Software & Services	1.1	5,969,741
Industrial Conglomerates	0.6	3,572,564
Life Sciences Tools & Services	0.6	3,378,700
Food & Staples Retailing	0.5	2,770,229
Marine	0.4	2,478,813
Containers & Packaging	0.2	865,197

Investments, at Value	96.1	544,714,735
Short-Term Investments	3.9	22,256,601

Total Investments	100.0%	$ 566,971,336

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$54,893,924	$489,820,811	$—	$544,714,735
Securities Lending Collateral	15,443,606	—	—	15,443,606
Repurchase Agreement	—	6,812,995	—	6,812,995

Total Investments	$70,337,530	$496,633,806	$—	$566,971,336

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,700,091. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 3.6%
United Technologies Corp.	111,188	$13,989,674

Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (A)	31,285	3,726,043
Bluebird Bio, Inc. (A)	4,599	785,279
Editas Medicine, Inc. (A)	27,817	922,134
Intellia Therapeutics, Inc. (A)	37,199	784,527
Intrexon Corp. (A) (B)	60,275	924,016

		7,141,999

Construction Materials - 3.1%
Martin Marietta Materials, Inc.	29,115	6,035,540
Vulcan Materials Co.	51,697	5,902,246

		11,937,786

Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc., Class B (A)	69,417	13,847,303

Health Care Equipment & Supplies - 3.0%
DexCom, Inc. (A) (B)	103,503	7,675,782
Intuitive Surgical, Inc. (A)	9,459	3,904,959

		11,580,741

Health Care Technology - 9.7%
athenahealth, Inc. (A)	99,043	14,166,120
Veeva Systems, Inc., Class A (A)	312,382	22,810,134

		36,976,254

Hotels, Restaurants & Leisure - 5.1%
Starbucks Corp.	336,309	19,468,928

Internet & Direct Marketing Retail - 10.7%
Amazon.com, Inc. (A)	24,146	34,947,471
Booking Holdings, Inc. (A)	2,835	5,897,906

		40,845,377

Internet Software & Services - 18.1%
Alphabet, Inc., Class C (A)	20,678	21,335,354
Facebook, Inc., Class A (A)	55,344	8,843,418
MercadoLibre, Inc.	17,386	6,196,197
Tencent Holdings, Ltd.	107,700	5,781,286
Twitter, Inc. (A)	690,553	20,032,942
Zillow Group, Inc., Class C (A) (B)	130,969	7,046,132

		69,235,329

IT Services - 1.6%
Mastercard, Inc., Class A	34,861	6,106,253

Life Sciences Tools & Services - 5.2%
Illumina, Inc. (A)	83,591	19,762,584

Pharmaceuticals - 0.3%
Nektar Therapeutics (A)	9,489	1,008,301

Road & Rail - 5.2%
Union Pacific Corp.	148,751	19,996,597

Semiconductors & Semiconductor Equipment - 1.0%
NVIDIA Corp.	16,485	3,817,761

	Shares	Value
COMMON STOCKS (continued)
Software - 20.3%
Activision Blizzard, Inc.	280,330	$ 18,911,062
Adobe Systems, Inc. (A)	19,965	4,314,037
salesforce.com, Inc. (A)	181,422	21,099,379
ServiceNow, Inc. (A)	84,323	13,951,240
Snap, Inc., Class A (A) (B)	354,174	5,620,741
Workday, Inc., Class A (A)	108,555	13,798,426

		77,694,885

Textiles, Apparel & Luxury Goods - 3.8%
LVMH Moet Hennessy Louis Vuitton SE	47,855	14,747,626

Total Common Stocks (Cost $274,340,208)		368,157,398

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	8,967,155	8,967,155

Total Securities Lending Collateral (Cost $8,967,155)		8,967,155

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $15,264,356 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $15,571,296.	$ 15,263,102	15,263,102

Total Repurchase Agreement (Cost $15,263,102)		15,263,102

Total Investments Excluding Purchased Options (Cost $298,570,465)		392,387,655
Total Purchased Options - 0.0% (D) (Cost $1,016,267)		173,596

Total Investments (Cost $299,586,732)		392,561,251
Net Other Assets (Liabilities) - (2.6)%		(9,835,713)

Net Assets - 100.0%		$ 382,725,538

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Call - USD vs. CNH (E)	RBS	USD 7.16	01/18/2019	USD 84,317,417	$365,938	$141,485
Call - USD vs. CNH (E)	RBS	USD 7.52	11/02/2018	USD 81,238,213	336,326	27,134
Call - USD vs. CNH (E)	GSC	USD 7.55	08/16/2018	USD 59,245,827	314,003	4,977

Total					$1,016,267	$173,596

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$347,628,486	$20,528,912	$—	$368,157,398
Securities Lending Collateral	8,967,155	—	—	8,967,155
Repurchase Agreement	—	15,263,102	—	15,263,102
Over-the-Counter Foreign Exchange Options Purchased	—	173,596	—	173,596

Total Investments	$356,595,641	$35,965,610	$—	$392,561,251

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,759,092. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Illiquid security. At March 31, 2018, the value of such securities amounted to $173,596 or less than 0.1% of the Portfolio’s net assets.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 59.8%
Aerospace & Defense - 1.4%
Boeing Co.	7,800	$ 2,557,464
General Dynamics Corp.	32,999	7,289,479
Harris Corp.	5,340	861,235
Northrop Grumman Corp.	19,552	6,825,995
United Technologies Corp.	51,422	6,469,916

		24,004,089

Air Freight & Logistics - 0.0% (A)
FedEx Corp.	19	4,562

Airlines - 0.4%
Delta Air Lines, Inc.	98,122	5,378,067
United Continental Holdings, Inc. (B)	11,646	809,047

		6,187,114

Auto Components - 0.2%
Aptiv PLC	23,426	1,990,507
Delphi Technologies PLC	25,308	1,205,926

		3,196,433

Automobiles - 0.3%
Ford Motor Co.	436,898	4,840,830

Banks - 3.5%
Bank of America Corp.	714,025	21,413,610
BB&T Corp.	67,900	3,533,516
Citigroup, Inc.	225,882	15,247,035
Fifth Third Bancorp	17,000	539,750
Huntington Bancshares, Inc.	67,900	1,025,290
KeyCorp	172,841	3,379,041
SunTrust Banks, Inc.	27,180	1,849,327
SVB Financial Group (B)	6,619	1,588,626
Wells Fargo & Co.	259,343	13,592,167

		62,168,362

Beverages - 1.5%
Coca-Cola Co.	58,662	2,547,691
Constellation Brands, Inc., Class A	14,024	3,196,350
Molson Coors Brewing Co., Class B	94,589	7,125,389
PepsiCo, Inc.	115,297	12,584,668

		25,454,098

Biotechnology - 1.5%
AbbVie, Inc.	46,870	4,436,246
Alexion Pharmaceuticals, Inc. (B)	11,348	1,264,848
Amgen, Inc.	15,400	2,625,392
Biogen, Inc. (B)	17,903	4,902,199
BioMarin Pharmaceutical, Inc. (B)	4,689	380,137
Celgene Corp. (B)	36,332	3,241,178
Gilead Sciences, Inc.	69,361	5,229,126
Vertex Pharmaceuticals, Inc. (B)	25,382	4,136,758

		26,215,884

Building Products - 0.5%
Allegion PLC	41,443	3,534,674
Masco Corp.	109,157	4,414,309

		7,948,983

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.1%
Bank of New York Mellon Corp.	85,878	$ 4,425,293
BlackRock, Inc.	5,800	3,141,976
Charles Schwab Corp.	109,214	5,703,155
CME Group, Inc.	3,300	533,742
Intercontinental Exchange, Inc.	57,378	4,161,053
Morgan Stanley	196,502	10,603,248
State Street Corp.	84,148	8,392,080

		36,960,547

Chemicals - 1.3%
Celanese Corp., Series A	25,063	2,511,563
DowDuPont, Inc.	203,073	12,937,781
Eastman Chemical Co.	64,126	6,770,423
Mosaic Co.	2,272	55,164

		22,274,931

Communications Equipment - 0.2%
Cisco Systems, Inc.	67,495	2,894,861

Construction Materials - 0.0% (A)
Vulcan Materials Co.	5,400	616,518

Consumer Finance - 0.6%
American Express Co.	51,553	4,808,864
Capital One Financial Corp.	58,028	5,560,243

		10,369,107

Containers & Packaging - 0.2%
Crown Holdings, Inc. (B)	23,223	1,178,567
WestRock Co.	40,865	2,622,307

		3,800,874

Diversified Consumer Services - 0.0% (A)
H&R Block, Inc.	19,200	487,872

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (B)	83,178	16,592,347
Voya Financial, Inc.	43,322	2,187,761

		18,780,108

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	68,957	2,458,317
Verizon Communications, Inc.	77,005	3,682,379

		6,140,696

Electric Utilities - 1.4%
American Electric Power Co., Inc.	68,004	4,664,394
Exelon Corp.	74,065	2,889,276
NextEra Energy, Inc.	63,385	10,352,672
PG&E Corp.	22,300	979,639
Xcel Energy, Inc.	138,196	6,285,154

		25,171,135

Electrical Equipment - 0.4%
Eaton Corp. PLC	86,779	6,934,510

Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity, Ltd.	9,517	950,748

Equity Real Estate Investment Trusts - 1.4%
American Tower Corp.	11,609	1,687,252
AvalonBay Communities, Inc.	26,334	4,330,890
Brixmor Property Group, Inc.	26,400	402,600

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, Inc.	7,400	$ 779,812
Equinix, Inc.	4,212	1,761,206
Equity Residential	60,435	3,724,005
Federal Realty Investment Trust	14,360	1,667,339
HCP, Inc.	60,265	1,399,956
Prologis, Inc.	16,914	1,065,413
Public Storage	21,792	4,366,899
Vornado Realty Trust	44,165	2,972,304

		24,157,676

Food & Staples Retailing - 0.5%
CVS Health Corp.	46,900	2,917,649
Kroger Co.	73,605	1,762,103
Walgreens Boots Alliance, Inc.	66,857	4,377,128

		9,056,880

Food Products - 0.6%
Kraft Heinz Co.	28,295	1,762,495
Mondelez International, Inc., Class A	226,805	9,464,573

		11,227,068

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	115,574	6,925,194
Becton Dickinson and Co.	18,110	3,924,437
Boston Scientific Corp. (B)	206,389	5,638,547
Cooper Cos., Inc.	2,374	543,195
Danaher Corp.	28,290	2,769,874
Intuitive Surgical, Inc. (B)	3,900	1,610,037
Medtronic PLC	55,700	4,468,254
Zimmer Biomet Holdings, Inc.	44,792	4,884,120

		30,763,658

Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	23,900	2,060,419
Cigna Corp.	39,611	6,644,349
UnitedHealth Group, Inc.	82,296	17,611,344

		26,316,112

Hotels, Restaurants & Leisure - 0.5%
Hilton Worldwide Holdings, Inc.	48,078	3,786,623
Royal Caribbean Cruises, Ltd.	15,518	1,827,089
Starbucks Corp.	27,500	1,591,975
Yum! Brands, Inc.	28,575	2,432,590

		9,638,277

Household Durables - 0.2%
Lennar Corp., Class A	58,500	3,447,990
Toll Brothers, Inc.	16,747	724,308

		4,172,298

Household Products - 0.5%
Colgate-Palmolive Co.	55,200	3,956,736
Procter & Gamble Co.	61,801	4,899,583

		8,856,319

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	82,186	11,876,699

Insurance - 1.4%
American International Group, Inc.	148,338	8,072,554
Arthur J. Gallagher & Co.	19,619	1,348,414
Chubb, Ltd.	5,103	697,937
Everest Re Group, Ltd.	4,311	1,107,151

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	93,232	$ 4,803,313
Lincoln National Corp.	43,500	3,178,110
MetLife, Inc.	133,267	6,115,622

		25,323,101

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (B)	19,963	28,893,248
Booking Holdings, Inc. (B)	1,132	2,355,002
Expedia Group, Inc.	10,500	1,159,305
Netflix, Inc. (B)	7,000	2,067,450

		34,475,005

Internet Software & Services - 3.1%
Alphabet, Inc., Class A (B)	18,550	19,238,947
Alphabet, Inc., Class C (B)	18,083	18,657,859
Facebook, Inc., Class A (B)	100,656	16,083,822

		53,980,628

IT Services - 2.5%
Accenture PLC, Class A	59,400	9,117,900
Alliance Data Systems Corp.	4,700	1,000,442
Fidelity National Information Services, Inc.	75,866	7,305,896
International Business Machines Corp.	35,293	5,415,005
Visa, Inc., Class A	148,652	17,781,752
Worldpay, Inc., Class A (B)	28,190	2,318,346

		42,939,341

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	15,343	1,026,447
Illumina, Inc. (B)	6,893	1,629,643
Mettler-Toledo International, Inc. (B)	1,200	690,036
Thermo Fisher Scientific, Inc.	18,537	3,827,149

		7,173,275

Machinery - 1.8%
Caterpillar, Inc.	7,800	1,149,564
Cummins, Inc.	16,500	2,674,485
Deere & Co.	20,926	3,250,226
Ingersoll-Rand PLC	96,044	8,212,723
PACCAR, Inc.	48,528	3,211,098
Parker-Hannifin Corp.	6,091	1,041,744
Snap-on, Inc.	25,648	3,784,106
Stanley Black & Decker, Inc.	51,372	7,870,190

		31,194,136

Media - 2.5%
Charter Communications, Inc., Class A (B)	27,639	8,601,810
Comcast Corp., Class A	408,842	13,970,131
DISH Network Corp., Class A (B)	63,155	2,392,943
Sirius XM Holdings, Inc. (C)	187,434	1,169,588
Time Warner, Inc.	28,419	2,687,869
Twenty-First Century Fox, Inc., Class A	194,990	7,154,183
Walt Disney Co.	80,315	8,066,839

		44,043,363

Metals & Mining - 0.2%
Alcoa Corp. (B)	30,900	1,389,264
Freeport-McMoRan, Inc. (B)	92,422	1,623,854
Newmont Mining Corp.	22,365	873,801

		3,886,919

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	96,700	4,858,208

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.4%
Dollar General Corp.	22,800	$ 2,132,940
Dollar Tree, Inc. (B)	60,738	5,764,036

		7,896,976

Oil, Gas & Consumable Fuels - 3.4%
Andeavor	6,300	633,528
Chevron Corp.	93,419	10,653,503
Concho Resources, Inc. (B)	24,914	3,745,322
Diamondback Energy, Inc. (B)	40,178	5,083,320
EOG Resources, Inc.	86,315	9,086,380
EQT Corp.	45,013	2,138,568
Exxon Mobil Corp.	132,466	9,883,288
Marathon Petroleum Corp.	54,600	3,991,806
Occidental Petroleum Corp.	63,848	4,147,566
ONEOK, Inc.	39,100	2,225,572
Pioneer Natural Resources Co.	44,711	7,680,456

		59,269,309

Personal Products - 0.4%
Estee Lauder Cos., Inc., Class A	48,700	7,291,364

Pharmaceuticals - 2.9%
Allergan PLC	28,526	4,800,641
Bristol-Myers Squibb Co.	84,031	5,314,961
Eli Lilly & Co.	88,647	6,858,618
Johnson & Johnson	96,059	12,309,961
Merck & Co., Inc.	115,991	6,318,030
Mylan NV (B)	38,465	1,583,604
Pfizer, Inc.	380,970	13,520,625

		50,706,440

Road & Rail - 1.2%
Norfolk Southern Corp.	54,257	7,367,015
Union Pacific Corp.	99,465	13,371,080

		20,738,095

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	115,594	10,534,081
Broadcom, Ltd.	30,368	7,156,219
Intel Corp.	44,700	2,327,976
Microchip Technology, Inc. (C)	42,537	3,886,180
Micron Technology, Inc. (B)	28,700	1,496,418
NVIDIA Corp.	43,516	10,077,871
Texas Instruments, Inc.	108,651	11,287,753

		46,766,498

Software - 3.8%
Activision Blizzard, Inc.	8,000	539,680
Adobe Systems, Inc. (B)	46,652	10,080,564
Intuit, Inc.	20,100	3,484,335
Microsoft Corp.	463,950	42,344,716
Oracle Corp.	139,149	6,366,067
Workday, Inc., Class A (B)	24,310	3,090,044

		65,905,406

Specialty Retail - 1.8%
AutoZone, Inc. (B)	7,200	4,670,568
Best Buy Co., Inc.	47,848	3,348,881
Home Depot, Inc.	69,265	12,345,794
Lowe’s Cos., Inc.	69,690	6,115,297

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (B)	10,773	$ 2,665,025
Ross Stores, Inc.	37,762	2,944,681

		32,090,246

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	230,381	38,653,324
Hewlett Packard Enterprise Co.	285,700	5,011,178
HP, Inc.	196,557	4,308,530

		47,973,032

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	77,564	5,153,352
PVH Corp.	29,260	4,430,842

		9,584,194

Tobacco - 0.8%
Altria Group, Inc.	8,500	529,720
Philip Morris International, Inc.	142,022	14,116,987

		14,646,707

Trading Companies & Distributors - 0.2%
Fastenal Co.	44,000	2,401,960
United Rentals, Inc. (B)	3,000	518,190

		2,920,150

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (B)	34,281	2,092,512

Total Common Stocks (Cost $889,835,596)		1,047,222,154

PREFERRED STOCKS - 0.0% (A)
Banks - 0.0% (A)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.14% (D)	15,621	424,735

Capital Markets - 0.0% (A)
State Street Corp.,
Series D, Fixed until 03/15/2024, 5.90% (C) (D)	3,072	84,203

Electric Utilities - 0.0% (A)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C) (D)	1,280	34,010

Total Preferred Stocks (Cost $537,460)		542,948

	Principal	Value

ASSET-BACKED SECURITIES - 3.7%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 717,491	762,307
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (E)	310,000	309,427
Series 2014-1A, Class A,
2.46%, 07/20/2020 (E)	720,000	717,215

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
3-Month LIBOR + 1.43%, 3.16% (D), 07/18/2027 (E)	$ 910,000	$ 912,304
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	904,812	891,892
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 2.94% (D), 10/18/2030 (E)	2,120,000	2,135,923
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 2.96% (D), 07/20/2030 (E)	2,500,000	2,511,682
Diamond Resorts Owner Trust
Series 2014-1, Class A,
2.54%, 05/20/2027 (E)	1,283,730	1,278,226
Hertz Vehicle Financing II, LP
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	725,000	718,675
Series 2016-4A, Class A,
2.65%, 07/25/2022 (E)	700,000	683,762
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	385,424	380,163
ICG US CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 2.59% (D), 01/20/2030 (E)	1,100,000	1,108,810
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	1,395,233	1,418,648
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	1,699,936	1,661,211
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.06% (D), 04/15/2029 (E)	395,000	397,885
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	262,004	256,915
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	688,000	680,929
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	2,700,000	2,684,155
New Residential Mortgage Trust
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	1,892,464	1,934,818
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,300,000	1,294,211
OCP CLO, Ltd.
Series 2014-7A, Class A1AR,
3-Month LIBOR + 0.95%, 2.69% (D), 10/20/2026 (E)	500,000	500,033
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 2.59% (D), 01/20/2031 (E)	1,400,000	1,407,959

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	$ 1,000,000	$ 984,703
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (E)	405,000	404,968
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	332,834	326,903
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,658,981	1,626,063
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	375,680	374,105
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	307,372	306,132
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.95% (D), 10/17/2027 (E)	1,500,000	1,509,401
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.01% (D), 07/20/2030 (E)	915,000	918,651
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	3,405,000	3,387,642
Sierra Receivables Funding Co. LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (E)	525,653	519,986
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	65,593	65,426
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	140,540	140,019
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	119,514	118,808
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	97,555	96,787
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	101,619	101,193
Series 2015-3A, Class A,
2.58%, 09/20/2032 (E)	60,402	60,201
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	493,995	488,227
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	92,995	92,648
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	552,094	519,509
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	952,093	950,736
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	600,000	600,802
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	1,604,959	1,600,338
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	2,112,339	2,096,171
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	849,226	842,415
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	576,743	570,467
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	1,014,915	1,006,912
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,947,871	1,920,960

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	$ 951,734	$ 936,486
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,282,730	1,256,614
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,591,607	1,573,729
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	1,368,232	1,358,104
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	971,595	962,535
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	2,260,458	2,227,481
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	3,468,200	3,449,245
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	3,055,000	3,054,118
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	536,524	527,091
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	1,616,653	1,596,887
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
3-Month LIBOR + 1.65%, 3.39% (D), 10/20/2028 (E)	1,125,000	1,131,383

Total Asset-Backed Securities (Cost $64,876,231)		64,350,996

CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Standard Chartered Bank
2.22%, 06/12/2018	1,000,000	1,000,000

Total Certificate of Deposit (Cost $1,000,000)		1,000,000

CORPORATE DEBT SECURITIES - 16.7%
Aerospace & Defense - 0.2%
Harris Corp.
5.55%, 10/01/2021	1,250,000	1,338,588
Northrop Grumman Corp.
2.55%, 10/15/2022	2,298,000	2,226,991

		3,565,579

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	1,261,000	1,360,604
5.10%, 01/15/2044	215,000	236,020

		1,596,624

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	793,504	758,193
3.70%, 04/01/2028	1,637,311	1,616,845
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	1,126,371	1,149,236
6.82%, 02/10/2024	2,232,630	2,466,163
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	596,831	628,583

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
3.75%, 03/03/2028	$ 2,293,260	$ 2,274,684
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,202,934	1,239,023

		10,132,727

Auto Components - 0.0% (A)
BorgWarner, Inc.
3.38%, 03/15/2025	780,000	770,879

Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026	1,580,000	1,562,914
General Motors Co.
4.88%, 10/02/2023	640,000	667,850
6.25%, 10/02/2043	893,000	980,781

		3,211,545

Banks - 3.2%
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	2,367,000	2,275,609
Fixed until 12/20/2027, 3.42% (D), 12/20/2028 (E)	410,000	392,738
4.45%, 03/03/2026, MTN	3,380,000	3,452,804
Bank One Capital III
8.75%, 09/01/2030	175,000	245,511
Bank One Corp.
8.00%, 04/29/2027	350,000	451,163
Barclays Bank PLC
10.18%, 06/12/2021 (E)	4,265,000	5,006,243
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (D), 03/14/2022 (C) (E) (F)	350,000	367,063
CIT Group, Inc.
4.13%, 03/09/2021	125,000	125,625
Citigroup, Inc.
1.70%, 04/27/2018	1,303,000	1,302,283
3-Month LIBOR + 0.95%, 2.69% (D), 07/24/2023	1,013,000	1,016,978
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	4,507,000	4,482,599
4.50%, 01/14/2022	685,000	711,812
6.68%, 09/13/2043	75,000	97,189
Commerzbank AG
8.13%, 09/19/2023 (E)	2,925,000	3,407,127
Cooperatieve Rabobank UA
2.25%, 01/14/2019	265,000	264,268
Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (E) (F)	4,864,000	5,318,833
Discover Bank
3.45%, 07/27/2026	1,078,000	1,018,389
Fifth Third Bancorp
3.95%, 03/14/2028	1,381,000	1,386,555
First Horizon National Corp.
3.50%, 12/15/2020	470,000	472,532
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	201,054
5.25%, 03/14/2044	201,000	221,114
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (E)	376,000	367,065
3.88%, 07/14/2027 (E)	717,000	677,418
5.02%, 06/26/2024 (E)	615,000	606,604

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
2.95%, 10/01/2026	$ 1,266,000	$ 1,191,320
3.25%, 09/23/2022	1,686,000	1,681,009
3.38%, 05/01/2023	1,517,000	1,497,762
4.85%, 02/01/2044	1,010,000	1,120,941
6.40%, 05/15/2038	613,000	798,447
Fixed until 02/01/2024, 6.75% (D), 02/01/2024 (F)	66,000	72,006
Nordea Bank AB
4.25%, 09/21/2022 (E)	4,458,000	4,574,988
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	275,000	292,952
6.10%, 06/10/2023	479,000	508,522
6.40%, 10/21/2019 (C)	185,000	194,172
Societe Generale SA
5.00%, 01/17/2024 (E)	640,000	662,904
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	2,000,000	1,964,327
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031	1,910,000	1,830,515
US Bank NA
2.13%, 10/28/2019	589,000	583,077
Wells Fargo & Co.
Fixed until 05/27/2027, 3.58% (D), 05/22/2028, MTN	1,843,000	1,798,363
4.10%, 06/03/2026, MTN	668,000	663,878
5.38%, 11/02/2043	580,000	640,376
Fixed until 06/15/2024, 5.90% (D), 06/15/2024 (F)	178,000	183,358
Wells Fargo Bank NA
2.60%, 01/15/2021	635,000	626,140
5.95%, 08/26/2036	431,000	528,987

		55,282,620

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	678,000	673,965
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028 (G)	746,000	755,107
4.44%, 10/06/2048	1,419,000	1,429,512
Constellation Brands, Inc.
3.70%, 12/06/2026	462,000	452,128
Pernod Ricard SA
4.45%, 01/15/2022 (E)	711,000	738,136
5.75%, 04/07/2021 (E)	1,761,000	1,888,927

		5,937,775

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	1,864,000	1,771,583
Biogen, Inc.
4.05%, 09/15/2025	982,000	1,005,277
Celgene Corp.
3.88%, 08/15/2025	1,132,000	1,121,489
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	345,000	326,412
4.15%, 03/01/2047	311,000	304,525

		4,529,286

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	1,680,000	1,718,551
4.40%, 01/30/2048	745,000	687,960

		2,406,511

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.7%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	$ 2,584,000	$ 2,612,510
7.30%, 06/28/2019	1,180,000	1,245,200
Charles Schwab Corp.
3.20%, 03/02/2027	2,150,000	2,091,099
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,756,000	1,715,005
3.80%, 06/09/2023	1,515,000	1,517,870
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.19% (D), 02/27/2023	1,397,000	1,390,497
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	1,050,000	1,039,314
5.75%, 01/24/2022	2,985,000	3,229,936
6.25%, 02/01/2041	175,000	221,903
6.75%, 10/01/2037	848,000	1,062,301
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	2,297,000	2,468,115
Morgan Stanley
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	2,670,000	2,582,585
4.35%, 09/08/2026, MTN	627,000	631,470
5.00%, 11/24/2025	2,340,000	2,446,965
5.75%, 01/25/2021	2,610,000	2,781,538
UBS AG
7.63%, 08/17/2022	1,521,000	1,707,323
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	1,911,000	1,923,676

		30,667,307

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	215,000	218,256
Monsanto Co.
4.40%, 07/15/2044	1,664,000	1,618,397

		1,836,653

Commercial Services & Supplies - 0.1%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	595,000	584,098
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	615,000	590,631
3.85%, 11/15/2024 (E)	720,000	727,854
Hutchison Whampoa International 11, Ltd.
4.63%, 01/13/2022 (E)	600,000	625,911

		2,528,494

Communications Equipment - 0.0% (A)
Cisco Systems, Inc.
2.13%, 03/01/2019	225,000	224,434

Construction & Engineering - 0.3%
SBA Tower Trust
2.88%, 07/10/2046 (E)	1,477,000	1,454,697
3.17%, 04/09/2047 (E)	1,490,000	1,468,875
3.45%, 03/15/2048 (E)	2,380,000	2,381,857

		5,305,429

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.2%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	$ 1,290,000	$ 1,279,707
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,905,000	1,949,717

		3,229,424

Consumer Finance - 0.6%
Ally Financial, Inc.
3.50%, 01/27/2019	1,525,000	1,526,906
4.13%, 03/30/2020	1,500,000	1,505,625
American Express Co.
3.00%, 10/30/2024	525,000	504,082
4.05%, 12/03/2042	300,000	300,228
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,775,000	1,691,709
Capital One Financial Corp.
3.80%, 01/31/2028	707,000	684,805
Discover Financial Services
3.75%, 03/04/2025	3,690,000	3,581,613

		9,794,968

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	1,142,000	1,197,292
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	650,000	656,305
5.75%, 10/15/2020	1,254,994	1,270,682

		3,124,279

Diversified Consumer Services - 0.0% (A)
President & Fellows of Harvard College
3.62%, 10/01/2037	95,000	95,856

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	1,865,000	1,910,381
Aviation Capital Group LLC
3.50%, 11/01/2027 (E)	1,708,000	1,602,565
7.13%, 10/15/2020 (E)	1,811,000	1,976,870
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	1,297,000	1,206,858

		6,696,674

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.00%, 06/30/2022	2,024,000	1,987,652
3.40%, 05/15/2025	2,055,000	1,980,090
4.35%, 06/15/2045	770,000	703,647
4.60%, 02/15/2021	285,000	295,232
5.00%, 03/01/2021	850,000	892,654
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	210,000	207,562
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,155,000	1,239,511
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	163,188
Verizon Communications, Inc.
5.15%, 09/15/2023	2,331,000	2,514,890
5.50%, 03/16/2047	1,977,000	2,190,771

		12,175,197

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	$ 550,000	$ 544,080
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	138,364
8.88%, 11/15/2018	65,000	67,367
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	3,320,000	3,080,454
Duke Energy Progress LLC
3.60%, 09/15/2047	1,050,000	992,054
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	272,802
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	132,506
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	347,000	356,052
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,512,000	1,565,427
5.30%, 06/01/2042	75,000	90,350
PacifiCorp
3.60%, 04/01/2024	1,631,000	1,665,149
5.75%, 04/01/2037	150,000	185,673
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	560,000	547,473

		9,637,751

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	360,000	343,168
3.88%, 01/12/2028	1,415,000	1,370,811

		1,713,979

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	1,352,000	1,348,650
Schlumberger Investment SA
3.65%, 12/01/2023	132,000	134,116
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	104,625

		1,587,391

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1
3.65%, 03/23/2048 (E)	775,000	777,503
CBL & Associates, LP
5.25%, 12/01/2023 (C)	1,036,000	896,280
EPR Properties
4.50%, 04/01/2025	955,000	953,179
4.75%, 12/15/2026	1,775,000	1,776,902
HCP, Inc.
3.40%, 02/01/2025	2,683,000	2,605,212
Hospitality Properties Trust
5.00%, 08/15/2022	1,250,000	1,298,961
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,109,166
4.38%, 10/01/2025	674,000	682,586
6.63%, 06/01/2020	900,000	960,673
Realty Income Corp.
3.88%, 07/15/2024	965,000	968,666
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	620,000	620,115
4.13%, 06/01/2021	788,000	803,535

		13,452,778

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.5%
CVS Health Corp.
2.13%, 06/01/2021	$ 2,065,000	$ 1,995,005
5.05%, 03/25/2048	1,048,000	1,102,273
5.30%, 12/05/2043	209,000	226,016
Kroger Co.
2.80%, 08/01/2022	714,000	694,488
Sysco Corp.
3.25%, 07/15/2027	1,045,000	999,126
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	2,101,000	2,091,795
Walmart, Inc.
3.63%, 12/15/2047	1,540,000	1,506,747

		8,615,450

Food Products - 0.2%
Conagra Brands, Inc.
3.20%, 01/25/2023	855,000	845,261
Danone SA
2.95%, 11/02/2026 (E)	1,151,000	1,068,944
Kraft Heinz Foods Co.
2.80%, 07/02/2020	880,000	873,906
4.88%, 02/15/2025 (E)	535,000	557,799

		3,345,910

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
3.75%, 11/30/2026	2,249,000	2,236,962
Becton Dickinson and Co.
3.70%, 06/06/2027	1,674,000	1,616,207
Medtronic, Inc.
4.63%, 03/15/2045	1,370,000	1,499,534

		5,352,703

Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	235,254
HCA Healthcare, Inc.
6.25%, 02/15/2021	645,000	677,250

		912,504

Household Durables - 0.0% (A)
D.R. Horton, Inc.
4.38%, 09/15/2022	842,000	871,715

Industrial Conglomerates - 0.4%
General Electric Co.
Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (F)	4,428,000	4,383,720
5.50%, 01/08/2020, MTN	610,000	634,443
6.88%, 01/10/2039, MTN	1,419,000	1,837,964

		6,856,127

Insurance - 0.5%
Allstate Corp.
3.28%, 12/15/2026	997,000	969,396
American International Group, Inc.
Fixed until 05/15/2038, 8.18% (D), 05/15/2068	42,000	55,860
Athene Global Funding
3.00%, 07/01/2022 (E)	997,000	971,087
Athene Holding, Ltd.
4.13%, 01/12/2028	2,235,000	2,144,727

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	$ 1,545,000	$ 1,545,708
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (E)	660,000	612,342
CNA Financial Corp.
5.88%, 08/15/2020	1,454,000	1,543,260
Fidelity National Financial, Inc.
5.50%, 09/01/2022	255,000	275,336
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	57,000	60,658
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,320,000	1,338,611

		9,516,985

Internet Software & Services - 0.1%
Baidu, Inc.
3.88%, 09/29/2023	1,000,000	999,322

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	680,000	705,442
First Data Corp.
7.00%, 12/01/2023 (E)	935,000	981,470
Mastercard, Inc.
2.00%, 04/01/2019	224,000	222,517
3.38%, 04/01/2024	441,000	445,470

		2,354,899

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	972,000	968,557

Machinery - 0.0% (A)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	565,088

Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,240,000	1,265,668
CSC Holdings LLC
10.13%, 01/15/2023 (E)	350,000	388,500
NBCUniversal Enterprise, Inc.
Fixed until 03/19/2021, 5.25% (D), 03/19/2021 (E) (F)	473,000	490,738
NBCUniversal Media LLC
4.38%, 04/01/2021	1,440,000	1,496,070
4.45%, 01/15/2043	1,294,000	1,309,452

		4,950,428

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	800,000	767,203
4.75%, 04/10/2027 (E)	365,000	369,248
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	185,000	178,784
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	4,000	4,002

		1,319,237

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	88,142
4.88%, 03/01/2044	201,000	221,572
Dominion Energy, Inc.
2.58%, 07/01/2020	833,000	822,479

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
DTE Electric Co.
4.30%, 07/01/2044	$ 1,519,000	$ 1,616,000
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	650,000	631,792

		3,379,985

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	2,142,000	2,338,311
Apache Corp.
4.25%, 01/15/2044	66,000	60,527
4.75%, 04/15/2043	85,000	84,168
BP Capital Markets PLC
3.12%, 05/04/2026	2,307,000	2,232,990
Continental Resources, Inc.
3.80%, 06/01/2024	365,000	351,312
Energy Transfer Partners, LP
4.90%, 02/01/2024	659,000	676,503
5.15%, 02/01/2043	800,000	730,535
5.95%, 10/01/2043	740,000	743,399
7.60%, 02/01/2024	581,000	661,046
EnLink Midstream Partners, LP
4.85%, 07/15/2026	1,310,000	1,323,529
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,642,000	1,600,376
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	367,257
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	636,274
3.04%, 03/01/2026	1,950,000	1,912,013
Husky Energy, Inc.
4.00%, 04/15/2024	185,000	188,233
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	219,459
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	1,295,000	1,299,083
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,679
Noble Energy, Inc.
6.00%, 03/01/2041	95,000	108,768
Petrobras Global Finance BV
6.25%, 03/17/2024	670,000	707,185
Petroleos Mexicanos
3.50%, 01/30/2023	1,515,000	1,455,915
6.88%, 08/04/2026	790,000	868,210
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	1,490,000	1,535,165
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,290,000	1,271,238
Shell International Finance BV
2.50%, 09/12/2026 (C)	1,826,000	1,702,503
3.75%, 09/12/2046	266,000	256,492
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	163,271
4.63%, 03/01/2034	145,000	153,699
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	270,215
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	80,718
7.88%, 09/01/2021	109,000	122,489
Williams Partners, LP
5.40%, 03/04/2044	128,000	134,095

		24,266,657

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.1%
Allergan Funding SCS
3.00%, 03/12/2020	$ 307,000	$ 305,417
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026 (C)	940,000	954,676
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	549,000	511,915

		1,772,008

Road & Rail - 0.0% (A)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	508,000	503,502
3.75%, 04/01/2024	48,000	49,075

		552,577

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	1,548,000	1,513,345
KLA-Tencor Corp.
4.13%, 11/01/2021	1,585,000	1,630,087
4.65%, 11/01/2024	350,000	365,549
QUALCOMM, Inc.
3.25%, 05/20/2027	1,420,000	1,346,109

		4,855,090

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	2,262,000	2,245,646

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.40%, 05/03/2023	945,000	914,105
2.85%, 02/23/2023	1,376,000	1,364,694
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	1,586,000	1,707,997
Dell, Inc.
5.65%, 04/15/2018	500,000	500,700
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	1,673,000	1,688,478
HP, Inc.
3.75%, 12/01/2020	45,000	45,689
Seagate HDD Cayman
4.88%, 06/01/2027	607,000	575,256
Western Digital Corp.
4.75%, 02/15/2026	1,485,000	1,481,733

		8,278,652

Tobacco - 0.1%
BAT Capital Corp.
2.30%, 08/14/2020 (E)	486,000	476,499
3.56%, 08/15/2027 (E)	1,749,000	1,675,256
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	450,000	477,638

		2,629,393

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	1,464,000	1,627,327

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	1,016,000	999,031
4.38%, 07/16/2042 (C)	250,000	253,496

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	$ 3,306,000	$ 3,279,122
4.88%, 08/15/2040 (E)	675,000	698,606
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	996,000	1,027,125
Sprint Corp.
7.25%, 09/15/2021	330,000	341,138
7.88%, 09/15/2023	200,000	204,000
T-Mobile USA, Inc.
6.84%, 04/28/2023	25,000	25,875

		6,828,393

Total Corporate Debt Securities (Cost $296,972,403)		292,568,813

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (A)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	480,000	477,840

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	307,440
4.50%, 01/28/2026	1,125,000	1,162,688

		1,470,128

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,160,000	1,211,609
5.38%, 10/17/2023 (E)	400,000	429,986

		1,641,595

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,883,000	1,820,861

Panama - 0.0% (A)
Panama Government International Bond
3.88%, 03/17/2028 (C)	550,000	554,125

Peru - 0.0% (A)
Peru Government International Bond
7.35%, 07/21/2025	160,000	198,400

Poland - 0.0% (A)
Republic of Poland Government International Bond
3.00%, 03/17/2023	405,000	401,167

Republic of Korea - 0.1%
Korea Development Bank
3.00%, 03/17/2019	874,000	875,397

Saudi Arabia - 0.0% (A)
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	705,000	678,915

Total Foreign Government Obligations (Cost $8,160,448)		8,118,428

MORTGAGE-BACKED SECURITIES - 3.8%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	1,300,000	1,325,641

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	$ 1,630,000	$ 1,591,922
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,390,000	1,343,812
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,935,000	145,788
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	768,216
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,152,490
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	8,329	8,342
Series 2009-RR6, Class 2A1,
3.48% (D), 08/26/2035 (E)	210,141	210,146
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	53,869	54,353
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	1,800,000	1,816,957
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (D), 03/13/2035 (E)	2,550,000	2,557,994
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	185,000	189,221
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	295,326
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	708,202	707,725
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	1,182,166	1,173,554
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,749,646
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	169,169
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,964,483
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	890,000	918,998
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,300,000	3,251,208
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	690,000	684,342
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	1,690,000	1,644,560
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,135,000	1,129,696
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.24% (D), 08/26/2036 (E)	220,294	221,276
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 1.95% (D), 12/27/2035 (E)	763,636	743,230

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 2.02% (D), 12/25/2036	$ 161,166	$ 148,730
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	440,000	432,408
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,830,837	1,774,557
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	778,129
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
3.48% (D), 02/26/2036 (E)	118,186	118,223
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	414,918
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	5,512,200	5,593,321
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.30% (D), 05/26/2037 (E)	183,077	183,740
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.81% (D), 06/12/2050	9,851	9,879
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	580,977	572,720
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,380,000	1,381,248
Series 2013-C11, Class B,
4.37% (D), 08/15/2046	945,000	968,263
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	2,290,000	2,218,139
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	812,122	787,572
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.18% (D), 08/15/2034 (E)	4,508,627	4,522,791
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	403,773	409,759
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	342,493	345,623
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	1,230,296	1,245,480
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	339,937	343,109
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	717,173	724,311
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	758,620	766,097
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	825,478	821,486

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	$ 1,500,001	$ 1,513,898
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,918,917	1,955,984
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,791,526	1,825,796
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	2,794,515	2,840,450
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	1,145,529	1,166,118
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	2,169,000	2,186,628
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,873,687
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.45% (D), 05/25/2035	375,062	364,117
SCG Trust
Series 2013-SRP1, Class A,
1-Month LIBOR + 1.65%, 3.43% (D), 11/15/2026 (E)	295,000	294,999
Series 2013-SRP1, Class AJ,
1-Month LIBOR + 1.95%, 3.98% (D), 11/15/2026 (E)	810,000	808,031
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	916,000	916,924
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.28% (D), 06/15/2029 (E)	915,000	916,013

Total Mortgage-Backed Securities (Cost $68,139,425)		67,041,243

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	55,000	78,594
State of California, General Obligation Unlimited
7.30%, 10/01/2039	765,000	1,115,638
7.60%, 11/01/2040	660,000	1,020,981
7.70%, 11/01/2030	580,000	656,374
7.95%, 03/01/2036	1,525,000	1,669,829
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	50,000	54,216

		4,595,632

Georgia - 0.0% (A)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	50,000	62,109

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (A)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 71,000	$ 104,575

New York - 0.0% (A)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	60,000	82,038
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	55,000	73,177
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	55,000	66,305
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	95,000	113,405

		334,925

Total Municipal Government Obligations (Cost $5,116,642)		5,097,241

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 08/01/2035	735,633	796,394
5.50%, 09/01/2018 - 06/01/2041	184,052	199,873
6.00%, 12/01/2037	75,851	86,337
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	5,939,657	5,864,659
3.06% (D), 08/25/2024	5,940,000	5,944,601
3.49%, 01/25/2024	2,260,000	2,320,701
3.53% (D), 07/25/2023	1,852,000	1,904,133
Federal National Mortgage Association
2.50%, TBA (G)	6,362,000	6,233,766
3.00%, TBA (G)	41,941,000	41,234,943
3.33% (D), 10/25/2023	245,000	249,352
12-Month LIBOR + 1.52%, 3.34% (D), 02/01/2043	97,466	100,110
3.50%, 07/01/2028 - 01/01/2029	617,716	631,378
3.50%, TBA (G)	27,179,000	27,307,325
4.00%, 06/01/2042	171,194	176,951
4.00%, TBA (G)	7,993,000	8,202,377
4.50%, 02/01/2025 - 06/01/2026	371,190	386,822
5.00%, 05/01/2018 - 11/01/2039	2,306,066	2,505,123
5.00%, TBA (G)	5,995,000	6,403,409
5.50%, 04/01/2037 - 12/01/2041	1,182,792	1,314,380
6.00%, 08/01/2036 - 06/01/2041	2,240,821	2,520,773
6.50%, 05/01/2040	175,945	197,611
Government National Mortgage Association, Interest Only STRIPS
0.77% (D), 02/16/2053	800,154	34,821

Total U.S. Government Agency Obligations (Cost $114,147,802)		114,615,839

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 8.1%
U.S. Treasury - 7.3%
U.S. Treasury Bond
2.25%, 08/15/2046	$ 4,496,000	$ 3,872,707
2.50%, 02/15/2045 - 05/15/2046	12,009,000	10,945,087
2.75%, 08/15/2042 - 08/15/2047	5,943,600	5,716,204
2.88%, 08/15/2045	5,077,000	4,985,773
3.00%, 05/15/2042	2,001,000	2,023,042
3.13%, 02/15/2042	3,089,000	3,191,564
3.50%, 02/15/2039	8,413,500	9,244,005
3.63%, 02/15/2044	11,217,700	12,569,521
4.50%, 02/15/2036	4,139,600	5,115,155
4.75%, 02/15/2037	7,403,000	9,475,840
5.25%, 02/15/2029	3,578,000	4,410,863
U.S. Treasury Note
1.00%, 11/30/2019	12,918,000	12,655,099
1.13%, 06/30/2021 - 09/30/2021	3,675,000	3,520,568
1.25%, 11/30/2018	10,568,700	10,515,444
1.50%, 08/15/2026	921,000	835,987
1.63%, 03/31/2019 - 05/15/2026	20,347,200	19,549,473
1.75%, 11/30/2021	950,000	925,805
1.88%, 11/30/2021	1,284,000	1,257,317
2.00%, 12/31/2021 - 02/15/2025	3,173,000	3,084,431
2.25%, 11/15/2024 - 11/15/2027	3,457,600	3,330,494
2.50%, 08/15/2023	781,000	777,339

		128,001,718

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,618,897	1,779,844
2.50%, 01/15/2029	4,756,409	5,634,086
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	6,261,081	6,294,387

		13,708,317

Total U.S. Government Obligations (Cost $144,236,339)		141,710,035

COMMERCIAL PAPER - 4.1%
Banks - 1.1%
Concord Capital Co.
1.88% (H), 05/04/2018	7,000,000	6,988,129
CRC Funding LLC
1.82% (H), 05/10/2018	550,000	548,934
2.12% (H), 06/04/2018	2,400,000	2,391,125
Sumitomo Mitsui Banking Corp.
2.15% (H), 06/14/2018	6,750,000	6,720,724
Swedbank AB
1.75% (H), 04/20/2018	3,200,000	3,197,095

		19,846,007

Capital Markets - 0.4%
Cedar Spring Capital Co.
2.26% (H), 06/11/2018	6,800,000	6,770,227

Commercial Services & Supplies - 0.4%
Charta LLC
1.78% (H), 04/26/2018	6,500,000	6,492,101

Diversified Financial Services - 1.8%
Alpine Securitization Corp.
1.77% (H), 04/02/2018	7,000,000	6,999,662
Atlantic Asset Securitization LLC
1.72% (H), 04/02/2018	2,800,000	2,799,868
Cafco LLC
2.31% (H), 06/13/2018	7,000,000	6,967,779
Liberty Funding LLC
2.30% (H), 06/14/2018	5,500,000	5,474,449

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
NIEUW Amsterdam Receivable
1.74% (H), 04/05/2018	$ 7,000,000	$ 6,998,670
Sheffield Receivable
2.29% (H), 06/14/2018	2,000,000	1,990,750

		31,231,178

Software - 0.4%
Manhattan Asset Funding
2.00% (H), 05/11/2018	7,000,000	6,984,678

Total Commercial Paper (Cost $71,324,191)		71,324,191

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
1.40% (H), 04/05/2018	14,550,000	14,548,029
1.75% (H), 06/28/2018	2,511,000	2,500,790
2.03% (H), 01/31/2019 (I)	505,000	496,525

Total Short-Term U.S. Government Obligations (Cost $17,543,943)		17,545,344

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (H)	12,205,472	$ 12,205,472

Total Securities Lending Collateral (Cost $12,205,472)		12,205,472

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 0.74% (H), dated 03/29/2018, to be repurchased at $4,545,575 on 04/02/2018. Collateralized by U.S. Government Agency Obligations, 1.63%, due 01/21/2020, and with a total value of $4,642,601.	$ 4,545,201	4,545,201

Total Repurchase Agreement (Cost $4,545,201)		4,545,201

Total Investments (Cost $1,698,641,153)		1,847,887,905
Net Other Assets (Liabilities) - (5.5)%		(96,445,351)

Net Assets - 100.0%		$ 1,751,442,554

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	18	06/15/2018	$2,484,952	$2,378,700	$—	$(106,252)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,047,222,154	$—	$—	$1,047,222,154
Preferred Stocks	542,948	—	—	542,948
Asset-Backed Securities	—	64,350,996	—	64,350,996
Certificate of Deposit	—	1,000,000	—	1,000,000
Corporate Debt Securities	—	292,568,813	—	292,568,813
Foreign Government Obligations	—	8,118,428	—	8,118,428
Mortgage-Backed Securities	—	67,041,243	—	67,041,243
Municipal Government Obligations	—	5,097,241	—	5,097,241
U.S. Government Agency Obligations	—	114,615,839	—	114,615,839
U.S. Government Obligations	—	141,710,035	—	141,710,035
Commercial Paper	—	71,324,191	—	71,324,191
Short-Term U.S. Government Obligations	—	17,545,344	—	17,545,344
Securities Lending Collateral	12,205,472	—	—	12,205,472
Repurchase Agreement	—	4,545,201	—	4,545,201

Total Investments	$1,059,970,574	$787,917,331	$—	$1,847,887,905

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(106,252)	$—	$—	$(106,252)

Total Other Financial Instruments	$(106,252)	$—	$—	$(106,252)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,931,296. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $190,990,193, representing 10.9% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at March 31, 2018.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $496,525.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Funds - 31.4%
Transamerica Global Multifactor Macro (A)	37,587	$ 339,784
Transamerica Unconstrained Bond (A)	46,849	472,705

		812,489

International Equity Funds - 7.4%
Transamerica Emerging Markets Equity (A)	10,365	121,267
Transamerica Global Real Estate Securities (A)	5,034	68,766

		190,033

International Fixed Income Funds - 16.4%
Transamerica Emerging Markets Debt (A)	15,628	170,194
Transamerica Inflation Opportunities (A)	25,271	253,716

		423,910

U.S. Alternative Funds - 32.4%
Transamerica Arbitrage Strategy Liquidating Trust (B) (C) (D) (E)	101	1,175
Transamerica Event Driven (A)	28,581	297,242

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Alternative Funds (continued)
Transamerica Long/Short Strategy (A)	42,541	$ 264,603
Transamerica Managed Futures Strategy (A)	36,059	276,209

		839,229

U.S. Fixed Income Funds - 7.3%
Transamerica Core Bond (A)	2,260	22,057
Transamerica High Yield Bond (A)	18,346	167,502

		189,559

U.S. Mixed Allocation Fund - 3.3%
Transamerica MLP & Energy Income (A)	12,922	85,676

Total Investment Companies (Cost $2,603,345)		2,540,896

Total Investments (Cost $2,603,345)		2,540,896
Net Other Assets (Liabilities) - 1.8%		47,838

Net Assets - 100.0%		$ 2,588,734

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,539,721	$—	$—	$2,539,721

Total	$2,539,721	$—	$—	$2,539,721

Investment Companies Measured at Net Asset Value (G)				1,175

Total Investments				$2,540,896

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Issuer is affiliated with the Portfolio’s investment manager.
(D)	Illiquid security. At March 31, 2018, the value of such securities amounted to $1,175 or less than 0.1% of the Portfolio’s net assets.
(E)	Restricted security. At March 31, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$1,012	$1,175	0.0	%(H)

(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.7%
Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 2.65% (A), 05/25/2034	$ 495,914	$ 495,024
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.85% (A), 04/25/2026 (B)	700,000	700,235
Babson CLO, Ltd.
Series 2014-IIA, Class AR,
3-Month LIBOR + 1.15%, 2.88% (A), 10/17/2026 (B)	400,000	400,060
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 2.65% (A), 10/29/2025 (B)	598,762	598,873
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
3-Month LIBOR + 1.15%, 2.91% (A), 07/27/2026 (B)	1,500,000	1,500,626
Series 2014-5A, Class A1R,
3-Month LIBOR + 1.14%, 2.86% (A), 10/16/2025 (B)	600,000	599,989
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR,
3-Month LIBOR + 1.21%, 2.97% (A), 07/27/2026 (B)	700,000	700,212
Colony Starwood Homes Trust
Series 2016-1A, Class A,
1-Month LIBOR + 1.50%, 3.31% (A), 07/17/2033 (B)	1,078,483	1,084,805
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.87% (A), 01/16/2026 (B)	1,800,000	1,800,247
Denali Capital CLO XI, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.15%, 2.89% (A), 04/20/2027 (B)	1,200,000	1,200,223
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.62% (A), 10/15/2027 (B)	1,400,000	1,400,883
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 2.76% (A), 03/25/2035	389,887	392,595
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 2.86% (A), 01/20/2026 (B)	1,600,000	1,600,074

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	$ 2,200,000	$ 2,138,638
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.84% (A), 10/22/2025 (B)	1,300,000	1,300,248
KVK CLO, Ltd.
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 2.87% (A), 01/15/2026 (B)	700,000	700,103
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.57% (A), 12/26/2031 (B)	49,002	49,032
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 2.87% (A), 07/20/2026 (B)	800,000	800,150
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.96% (A), 10/20/2026 (B)	700,000	700,169
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 2.82% (A), 11/25/2065 (B)	598,322	599,831
Progress Residential Trust
Series 2016-SFR1, Class A,
1-Month LIBOR + 1.50%, 3.31% (A), 09/17/2033 (B)	989,860	996,400
Shackleton CLO, Ltd.
Series 2013-4A, Class AR,
3-Month LIBOR + 1.12%, 2.84% (A), 01/13/2025 (B)	300,000	300,034
SLC Private Student Loan Trust
Series 2006-A, Class A5,
3-Month LIBOR + 0.17%, 1.89% (A), 07/15/2036	1,575	1,575
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.23% (A), 02/17/2032 (B)	1,900,000	1,951,556
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 2.33% (A), 11/15/2023 (B)	433,251	433,509
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.18%, 2.91% (A), 04/18/2026 (B)	300,000	300,057

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICP CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.18%, 2.92% (A), 01/20/2027 (B)	$ 800,000	$ 800,134
Westlake Automobile Receivables Trust
Series 2016-3A, Class A2,
1.42%, 10/15/2019 (B)	357,375	356,793

Total Asset-Backed Securities (Cost $23,724,686)		23,902,075

CERTIFICATE OF DEPOSIT - 0.2%
Banks - 0.2%
Barclays Bank PLC
1.94% (C), 09/04/2018	1,500,000	1,500,000

Total Certificate of Deposit (Cost $1,500,000)		1,500,000

CORPORATE DEBT SECURITIES - 29.7%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.
2.93%, 01/15/2025	400,000	383,532
3.25%, 01/15/2028	300,000	286,360
Rolls-Royce PLC
3.63%, 10/14/2025 (B)	200,000	200,804

		870,696

Airlines - 0.9%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	583,432	550,725
3.25%, 04/15/2030	194,490	184,862
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B) (D)	400,000	404,240
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	39,872	40,570
5.50%, 04/29/2022	31,767	32,666
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	2,952,938	2,909,382
United Airlines Pass-Through Trust
2.88%, 04/07/2030	900,000	847,215
3.10%, 04/07/2030	900,000	845,820

		5,815,480

Banks - 8.5%
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	2,300,000	2,309,818
Bank of America Corp.
2.63%, 10/19/2020, MTN	950,000	943,440
Fixed until 12/20/2027, 3.42% (A), 12/20/2028 (B)	5,413,000	5,185,098
6.88%, 04/25/2018, MTN	220,000	220,570
Bank of America NA
1.75%, 06/05/2018	1,210,000	1,208,392
Bank of Montreal
1.75%, 06/15/2021 (B)	1,600,000	1,543,828
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.30%, 03/05/2020 (B)	350,000	344,727
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,155,995
4.34%, 01/10/2028 (E)	600,000	594,957
BNP Paribas SA
3.38%, 01/09/2025 (B)	1,400,000	1,354,203

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
2.40%, 02/18/2020	$ 4,800,000	$ 4,747,744
3-Month LIBOR + 0.86%, 2.89% (A), 12/07/2018	1,310,000	1,315,564
4.40%, 06/10/2025	1,200,000	1,221,463
Citizens Bank NA
2.30%, 12/03/2018, MTN	300,000	298,966
Cooperatieve Rabobank UA
3.75%, 07/21/2026	1,000,000	965,125
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,417,568
HSBC USA, Inc.
2.38%, 11/13/2019	550,000	544,999
3-Month LIBOR + 0.61%, 2.43% (A), 11/13/2019	460,000	462,402
2.75%, 08/07/2020	1,770,000	1,756,638
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	199,408
3.90%, 07/15/2025	215,000	216,744
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	403,999
5.30%, 12/01/2045	200,000	213,278
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	744,498
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 3.89% (A), 03/01/2021	987,000	1,022,565
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	197,468
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	41,000	40,381
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,600,000	1,573,641
Nykredit Realkredit A/S
1.00%, 04/01/2018, MTN	DKK 2,500,000	412,637
2.00%, 04/01/2018 (F)	5,900,000	973,822
Realkredit Danmark A/S
1.00%, 04/01/2018, MTN	17,900,000	2,954,478
2.00%, 04/01/2018	3,200,000	528,175
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (G)	$ 1,000,000	1,086,250
Santander Holdings USA, Inc.
2.70%, 05/24/2019	811,000	809,008
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,644,356
3.13%, 01/08/2021	200,000	198,356
Santander UK PLC
2.38%, 03/16/2020	3,400,000	3,352,872
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (F)	400,000	408,400
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (F) (G)	EUR 700,000	1,056,489
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 1,790,000	1,768,641
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	400,000	365,533
Swedbank AB
2.20%, 03/04/2020 (B)	1,190,000	1,170,943
Wells Fargo & Co.
2.50%, 03/04/2021	400,000	392,733
3-Month LIBOR + 0.40%, 2.51% (A), 09/14/2018	900,000	900,741
2.55%, 12/07/2020, MTN	160,000	157,248
3.00%, 02/19/2025, MTN	500,000	476,343

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
Fixed until 05/27/2027, 3.58% (A), 05/22/2028, MTN	$ 500,000	$ 487,890
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	2,400,000	2,365,002

		54,713,396

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038 (H)	600,000	612,161
PepsiCo, Inc.
4.00%, 05/02/2047	700,000	703,472

		1,315,633

Building Products - 0.0% (I)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	143,218
Masco Corp.
4.45%, 04/01/2025	40,000	40,912
Owens Corning
4.20%, 12/01/2024	50,000	51,024

		235,154

Capital Markets - 2.6%
Brighthouse Holdings LLC
6.50% (J), 07/27/2037 (B) (D) (G)	300,000	332,250
Charles Schwab Corp.
Fixed until 12/01/2027, 5.00% (A), 12/01/2027 (G)	800,000	781,733
Credit Suisse AG
3-Month LIBOR + 0.68%, 2.44% (A), 04/27/2018	1,260,000	1,260,271
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	600,000	581,588
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	2,900,000	2,832,298
Deutsche Bank AG
4.25%, 10/14/2021	600,000	609,421
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	138,582
3.85%, 07/08/2024, MTN	4,700,000	4,721,531
6.15%, 04/01/2018	280,000	280,000
Lazard Group LLC
3.75%, 02/13/2025	81,000	79,712
Moody’s Corp.
2.75%, 07/15/2019	200,000	199,349
5.25%, 07/15/2044	100,000	116,891
Morgan Stanley
4.00%, 07/23/2025, MTN	140,000	141,304
5.50%, 07/24/2020, MTN	4,100,000	4,306,671
6.63%, 04/01/2018, MTN	200,000	200,000
S&P Global, Inc.
4.40%, 02/15/2026	80,000	83,996

		16,665,597

Chemicals - 0.0% (I)
Solvay Finance America LLC
3.40%, 12/03/2020 (B)	200,000	201,028

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023	$ 40,000	$ 37,600
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	40,000	39,535
7.00%, 10/15/2037 (B)	300,000	391,002
Republic Services, Inc.
3.55%, 06/01/2022	1,000,000	1,010,049

		1,478,186

Consumer Finance - 1.7%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 2.33% (A), 08/15/2019, MTN	700,000	702,508
3-Month LIBOR + 0.78%, 2.57% (A), 11/05/2018, MTN	170,000	170,458
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	800,000	786,484
General Motors Financial Co., Inc.
3.20%, 07/13/2020	317,000	316,150
3.50%, 07/10/2019	200,000	201,033
3.70%, 11/24/2020	1,590,000	1,604,408
Hyundai Capital America
2.50%, 03/18/2019 (B)	800,000	795,097
Synchrony Financial
2.60%, 01/15/2019	1,570,000	1,566,505
2.70%, 02/03/2020	41,000	40,566
4.50%, 07/23/2025	1,780,000	1,780,134
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	800,000	789,438
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	2,100,000	2,086,163

		10,838,944

Diversified Consumer Services - 0.5%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,200,000	3,234,081

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 07/01/2022	150,000	153,772
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 3,400,000	564,775
Helios Leasing I LLC
1.56%, 09/28/2024	$ 113,221	109,318
LeasePlan Corp. NV
2.50%, 05/16/2018 (B)	300,000	299,808
Nordea Kredit Realkreditaktieselskab
2.00%, 04/01/2018	DKK 700,000	115,538
ORIX Corp.
3.25%, 12/04/2024	$ 900,000	874,441
Protective Life Global Funding
3-Month LIBOR + 0.55%, 2.60% (A), 06/08/2018 (B)	800,000	800,444
2.70%, 11/25/2020 (B)	1,590,000	1,574,860
Tagua Leasing LLC
1.58%, 11/16/2024	117,484	112,777
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048 (B)	300,000	273,057

		4,878,790

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.23% (A), 06/30/2020	$ 170,000	$ 171,788
3.40%, 05/15/2025	150,000	144,532
3.90%, 08/14/2027	900,000	906,196
4.30%, 02/15/2030 (B)	1,161,000	1,154,368
4.90%, 08/14/2037	1,000,000	1,005,647
5.25%, 03/01/2037	900,000	952,087
Verizon Communications, Inc.
3.38%, 02/15/2025	996,000	978,983
4.15%, 03/15/2024	1,600,000	1,642,161
4.52%, 09/15/2048	1,600,000	1,541,663

		8,497,425

Electric Utilities - 1.6%
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,414,608
Duke Energy Corp.
3.75%, 04/15/2024	200,000	200,191
3.95%, 10/15/2023	500,000	510,192
4.80%, 12/15/2045	1,600,000	1,720,766
Electricite de France SA
3.63%, 10/13/2025 (B)	1,500,000	1,500,713
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	149,307
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,300,000	1,216,377
Exelon Corp.
3.40%, 04/15/2026	1,600,000	1,544,995
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	400,000	391,633
Pacific Gas & Electric Co.
3.50%, 06/15/2025	40,000	39,033
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,270,553

		9,958,368

Electrical Equipment - 0.0% (I)
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	147,606

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	500,000	476,623
Flex, Ltd.
4.75%, 06/15/2025	50,000	52,213

		528,836

Energy Equipment & Services - 0.3%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	1,900,000	1,924,426

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	293,576
4.30%, 01/15/2026	800,000	808,000
4.50%, 07/30/2029	700,000	709,515
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,309,965
3.50%, 01/31/2023	100,000	99,426
4.00%, 06/01/2025	1,250,000	1,242,321
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	395,932
5.25%, 01/15/2023	1,600,000	1,700,241

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, LP
3.95%, 07/01/2022	$ 1,830,000	$ 1,863,932
Federal Realty Investment Trust
3.63%, 08/01/2046	250,000	221,584
Prologis, LP
3.75%, 11/01/2025	40,000	40,396
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 2.49% (A), 04/16/2019, MTN (F)	600,000	602,137
WP Carey, Inc.
4.60%, 04/01/2024	800,000	819,981

		10,107,006

Food & Staples Retailing - 0.2%
CVS Health Corp.
4.10%, 03/25/2025	150,000	151,058
4.30%, 03/25/2028	500,000	502,130
4.78%, 03/25/2038	100,000	101,353
5.05%, 03/25/2048	100,000	105,179
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	89,259	84,903

		944,623

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	50,000	49,905
4.38%, 06/01/2046	500,000	458,493
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	300,000	308,880

		817,278

Gas Utilities - 0.1%
ONE Gas, Inc.
2.07%, 02/01/2019	900,000	893,195

Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,425,475
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,622,194
3.15%, 04/01/2022	80,000	78,854
3.55%, 04/01/2025	80,000	77,627

		3,204,150

Health Care Providers & Services - 0.3%
Aetna, Inc.
3.50%, 11/15/2024	50,000	49,143
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	692,581
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	323,405
Humana, Inc.
4.80%, 03/15/2047	400,000	412,592
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	41,000	40,397
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	669,000

		2,187,118

Insurance - 1.9%
Brighthouse Financial, Inc.
4.70%, 06/22/2047 (B)	200,000	183,295

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	$ 90,000	$ 88,521
First American Financial Corp.
4.30%, 02/01/2023	100,000	101,133
4.60%, 11/15/2024	50,000	50,664
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	300,000	298,905
2.60%, 12/09/2020 (B)	1,580,000	1,559,172
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	50,000	49,983
MetLife, Inc.
4.05%, 03/01/2045	40,000	38,210
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	245,124
2.50%, 12/03/2020 (B)	1,820,000	1,794,435
New York Life Global Funding
3-Month LIBOR + 0.40%, 2.10% (A), 04/06/2018 (B)	1,200,000	1,200,008
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,500,000	1,431,375
Pricoa Global Funding I
2.20%, 05/16/2019 (B)	200,000	198,736
2.55%, 11/24/2020 (B)	1,590,000	1,573,705
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	1,300,000	1,280,365
3.00%, 04/18/2026 (B)	500,000	477,391
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	210,000	209,373
2.50%, 04/24/2019 (B)	100,000	99,570
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	1,200,000	1,200,187
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	95,257
XLIT, Ltd.
4.45%, 03/31/2025	40,000	40,259

		12,215,668

Internet & Direct Marketing Retail - 0.0% (I)
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	195,349

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	28,000	28,347
4.50%, 10/15/2022	819,000	855,576

		883,923

Life Sciences Tools & Services - 0.0% (I)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	110,000	109,779

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	437,979

Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	800,000	765,784
4.46%, 07/23/2022	2,000,000	2,042,979
5.38%, 05/01/2047	700,000	677,066

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Corp.
4.40%, 08/15/2035	$ 50,000	$ 51,548
4.75%, 03/01/2044	2,400,000	2,530,230
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	100,000	98,172
Discovery Communications LLC
5.00%, 09/20/2037	500,000	498,312
SES SA
3.60%, 04/04/2023 (B)	200,000	195,660
Sky PLC
3.13%, 11/26/2022 (B)	80,000	79,201
3.75%, 09/16/2024 (B)	200,000	203,048

		7,142,000

Multi-Utilities - 0.2%
E.ON International Finance BV
6.65%, 04/30/2038 (B)	666,000	854,577
Sempra Energy
2.88%, 10/01/2022	150,000	146,692

		1,001,269

Oil, Gas & Consumable Fuels - 1.2%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	500,000	499,877
Cimarex Energy Co.
3.90%, 05/15/2027	700,000	690,336
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (F)	400,000	425,412
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	392,300
4.75%, 01/15/2026	100,000	101,110
7.50%, 07/01/2038	150,000	181,254
Petroleos Mexicanos
6.00%, 03/05/2020	128,000	133,376
Pioneer Natural Resources Co.
7.50%, 01/15/2020	650,000	699,388
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	100,000	95,315
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,829,845
Shell International Finance BV
4.00%, 05/10/2046	800,000	800,674
TransCanada PipeLines, Ltd.
7.63%, 01/15/2039	400,000	555,878
TransCanada Trust
Fixed until 03/15/2027, 5.30% (A), 03/15/2077	300,000	296,250
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	39,608
3.70%, 03/15/2028 (B)	700,000	674,862

		7,415,485

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.85%, 06/15/2024	100,000	98,798
Baxalta, Inc.
3.60%, 06/23/2022	50,000	49,846
ELI Lilly & Co.
3.10%, 05/15/2027	500,000	487,845
Johnson & Johnson
3.63%, 03/03/2037	800,000	796,965
Mylan, Inc.
4.55%, 04/15/2028 (B) (H)	400,000	400,651

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	$ 300,000	$ 286,404
3.20%, 09/23/2026	500,000	466,224
Zoetis, Inc.
3.00%, 09/12/2027	700,000	655,902

		3,242,635

Road & Rail - 0.5%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	1,300,000	1,338,345
5.15%, 09/01/2043	200,000	231,499
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	385,494
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	99,655
Kansas City Southern
4.95%, 08/15/2045	500,000	536,922
Union Pacific Corp.
4.10%, 09/15/2067	300,000	286,962

		2,878,877

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
4.10%, 05/11/2047	700,000	718,215

Software - 0.3%
Autodesk, Inc.
4.38%, 06/15/2025	100,000	102,795
Microsoft Corp.
4.10%, 02/06/2037	800,000	848,306
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,210,453

		2,161,554

Specialty Retail - 0.5%
Lowe’s Cos., Inc.
3.70%, 04/15/2046	2,800,000	2,603,430
QVC, Inc.
4.45%, 02/15/2025	300,000	295,923
4.85%, 04/01/2024	100,000	101,783

		3,001,136

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.09% (A), 05/06/2019	400,000	401,168
2.85%, 05/11/2024	300,000	292,436
2.90%, 09/12/2027	400,000	380,758
3.20%, 05/11/2027	400,000	390,851
3.35%, 02/09/2027	400,000	395,164
3.75%, 09/12/2047	300,000	289,943
4.65%, 02/23/2046	400,000	440,478
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	1,100,000	1,337,353

		3,928,151

Tobacco - 0.6%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	1,300,000	1,291,680
BAT International Finance PLC
3.50%, 06/15/2022 (B)	50,000	49,849

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	$ 200,000	$ 200,782
4.25%, 07/21/2025 (B)	1,790,000	1,816,999
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	50,866
4.85%, 09/15/2023	100,000	105,551

		3,515,727

Trading Companies & Distributors - 0.1%
GATX Corp.
3.25%, 09/15/2026	400,000	376,025

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B) (D)	600,000	601,286
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	50,000	48,646

		649,932

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	600,000	602,250
5.15%, 03/20/2028 (B)	600,000	603,180
T-Mobile USA, Inc.
6.00%, 03/01/2023	104,000	108,160
6.38%, 03/01/2025	104,000	108,680

		1,422,270

Total Corporate Debt Securities (Cost $191,430,346)		190,752,990

FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
Brazil - 0.1%
Brazil Government International Bond
5.63%, 02/21/2047 (E)	600,000	581,700

Canada - 0.5%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,185,721
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,623,041

		2,808,762

Japan - 1.0%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	3,900,000	3,733,654
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,517,715

		6,251,369

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	800,000	784,134

Qatar - 0.7%
Qatar Government International Bond
2.38%, 06/02/2021 (F)	4,100,000	3,965,110
4.50%, 01/20/2022 (F)	700,000	722,081

		4,687,191

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Korea - 0.2%
Export-Import Bank of Korea
1.93%, 02/24/2020 (B) (D)	CAD 400,000	$ 305,240
3-Month LIBOR + 0.70%, 2.64% (A), 05/26/2019	$ 800,000	801,144

		1,106,384

Saudi Arabia - 0.7%
Saudi Arabia Government International Bond
3.63%, 03/04/2028 (B)	4,300,000	4,083,487
4.63%, 10/04/2047 (B)	600,000	572,250

		4,655,737

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	700,000	661,500

Total Foreign Government Obligations (Cost $22,212,670)		21,536,777

MORTGAGE-BACKED SECURITIES - 2.2%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.75% (A), 04/24/2049 (F)	GBP 457,360	645,302
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.31% (A), 07/25/2035	$ 25,581	25,706
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 2.66% (A), 07/15/2034 (B)	2,622,683	2,630,917
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 2.47% (A), 05/25/2035	61,631	57,109
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,605,076
Dukinfield PLC
Series 1, Class A,
3-Month GBP LIBOR + 1.00%, 1.55% (A), 08/15/2045 (F)	GBP 255,808	361,013
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.76% (A), 12/10/2044 (F)	326,570	452,726
Gemgarto PLC
Series 2015-1, Class A,
3-Month GBP LIBOR + 0.95%, 1.49% (A), 02/16/2047 (F)	16,929	23,771
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	$ 1,262,530	1,230,831

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 2.55% (A), 04/25/2028	$ 612,966	$ 589,908
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,590,535
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.00% (A), 12/15/2048	1,844,911	71,427
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 2.39% (A), 05/25/2035	135,151	135,621
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.78% (A), 06/10/2043 (F)	GBP 633,388	883,381
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 2.11% (A), 03/25/2035	$ 511,476	480,991
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.80% (A), 06/10/2059 (F)	GBP 805,177	1,095,805
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.35% (A), 06/10/2059 (F)	154,824	205,085
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.95% (A), 06/10/2059 (F)	185,623	248,514
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.15% (A), 06/10/2059 (F)	145,668	192,899
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	$ 1,500,000	1,498,565

Total Mortgage-Backed Securities (Cost $13,963,095)		14,025,182

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds, Series S1,
6.92%, 04/01/2040	200,000	278,652
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	285,796
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	438,567

		1,003,015

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.2%
City of Chicago, General Obligation Unlimited
Series B,
6.31%, 01/01/2044	$ 700,000	$ 704,158
7.05%, 01/01/2029	500,000	539,155

		1,243,313

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	450,000	424,692

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	395,000	392,910

New York - 0.0% (I)
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	200,000	218,860

Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 2.37% (A), 12/26/2031	54,852	55,204

West Virginia - 0.0% (I)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	230,000	227,758

Total Municipal Government Obligations (Cost $3,375,958)		3,565,752

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.2%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (L)	14,450,000	14,233,337
2.38%, 01/13/2022 (L)	10,800,000	10,723,212
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.34% (A), 02/25/2023	1,277,580	1,282,369
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.92% (A), 01/15/2038	1,806,096	1,806,325
1-Month LIBOR + 0.40%, 2.18% (A), 02/15/2041 - 09/15/2045	1,341,982	1,346,665
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.44% (A), 01/15/2038	1,806,096	94,614
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) *1-Month LIBOR + 5.89%, 4.11% (A), 09/15/2043	1,839,068	338,817
Federal National Mortgage Association
3.50%, 06/01/2045	401,136	402,868
3.50%, TBA (H)	42,900,000	42,974,326
3.70%, 09/01/2034	943,498	981,394
4.50%, 04/01/2028 - 10/01/2041	642,697	678,848

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 2.44% (A), 06/25/2041	$ 1,184,000	$ 1,196,973
1-Month LIBOR + 0.75%, 2.62% (A), 05/25/2040	989,657	1,000,881
1-Month LIBOR + 0.85%, 2.72% (A), 11/25/2039	3,098,637	3,164,793
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	1,027,276	97,945
Financing Corp., Principal Only STRIPS
Series 1P,
05/11/2018	600,000	598,749
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.37% (A), 05/20/2066 - 06/20/2066	4,115,513	4,167,375

Total U.S. Government Agency Obligations (Cost $85,099,386)		85,089,491

U.S. GOVERNMENT OBLIGATIONS - 30.7%
U.S. Treasury - 30.1%
U.S. Treasury Bond
2.75%, 08/15/2047	4,700,000	4,491,988
2.75%, 11/15/2047 (L)	6,200,000	5,927,055
2.88%, 11/15/2046 (L)	1,598,000	1,567,164
3.00%, 11/15/2045	70,000	70,394
3.38%, 05/15/2044 (L)	500,000	537,715
4.25%, 05/15/2039 (L)	5,100,000	6,205,863
4.38%, 11/15/2039	1,400,000	1,733,539
4.50%, 08/15/2039 (L)	32,800,000	41,253,688
U.S. Treasury Note
1.25%, 04/30/2019 (L)	3,400,000	3,367,062
1.38%, 05/31/2021 (L) (M)	740,000	716,239
1.75%, 01/31/2023	400,000	385,344
1.88%, 03/31/2022 - 07/31/2022 (L)	41,500,000	40,497,776
2.00%, 12/31/2021 (L) (M)	4,600,000	4,518,601
2.25%, 02/15/2027 - 11/15/2027 (L)	78,880,000	75,753,086
2.38%, 05/15/2027 (L)	5,600,000	5,433,094
2.75%, 02/15/2028 (H) (L)	600,000	600,305

		193,058,913

U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (L)	4,077,645	4,176,189

Total U.S. Government Obligations (Cost $199,005,921)		197,235,102

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.1%
Greece - 0.1%
Hellenic Republic Treasury Bill
1.27% (C), 03/15/2019	EUR 600,000	729,529

Total Short-Term Foreign Government Obligation (Cost $732,336)		729,529

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
1.37% (C), 04/19/2018 (N) (O) (P)	$ 325,417	325,165
1.38% (C), 04/19/2018 (N) (O) (P)	650,834	650,330
1.39% (C), 04/19/2018 (N) (O) (P)	325,417	325,165
1.44% (C), 04/26/2018 (O) (P)	1,120,000	1,118,809
1.45% (C), 04/19/2018 (N) (O) (P)	976,251	975,497
1.46% (C), 04/19/2018 (N) (O) (P)	325,417	325,166
1.48% (C), 04/19/2018 (N) (O) (P)	325,417	325,166

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
1.56% (C), 04/19/2018 (N) (O) (P)	$ 325,417	$ 325,166
1.58% (C), 04/19/2018 (N) (O) (P)	325,417	325,166
1.68% (C), 04/19/2018 (N) (O) (P)	325,417	325,166

Total Short-Term U.S. Government Obligations (Cost $5,020,988)		5,020,796

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	984,470	984,470

Total Securities Lending Collateral (Cost $984,470)		984,470

	Principal	Value
REPURCHASE AGREEMENTS - 53.8%
Barclays Capital, Inc., 1.72% (C), dated 03/13/2018, to be repurchased at $10,009,556 on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.00%, due 08/15/2018, and with a value of $10,206,756.	$ 10,000,000	10,000,000
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $12,951,693 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $13,210,648.	12,950,629	12,950,629
HSBC Bank PLC, 1.92% (C), dated 03/29/2018, to be repurchased at $50,018,667 on 04/05/2018. Collateralized by U.S. Government Obligations, 1.13% - 1.50%, due 03/31/2019 - 05/31/2019, and with a total value of $51,616,049.	50,000,000	50,000,000
Merrill Lynch Pierce Fenner & Smith, 1.83% (C), dated 04/02/2018, to be repurchased at $ 100,005,083 on 04/03/2018. Collateralized by a U.S. Government Obligation, 3.00% , due 11/15/2044 , and with a value of $102,028,658.	100,000,000	100,000,000
Merrill Lynch Pierce Fenner & Smith, 1.99% (C), dated 03/29/2018, to be repurchased at $ 150,033,167 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $154,779,772.	150,000,000	150,000,000
RBC Capital Markets LLC, 1.95% (C), dated 03/29/2018, to be repurchased at $22,604,897 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.50% , due 05/15/2020 , and with a value of $23,089,644.	22,600,000	22,600,000

Total Repurchase Agreements (Cost $345,550,629)		345,550,629

Total Investments Excluding Purchased Options/Swaptions (Cost $892,600,485)		889,892,793
Total Purchased Options/Swaptions - 1.2% (Cost $6,888,522)		7,985,639

Total Investments (Cost $899,489,007)		897,878,432
Net Other Assets (Liabilities) - (39.8)%		(255,466,520)

Net Assets - 100.0%		$ 642,411,912

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (21.3)%

Bank of Nova Scotia, 1.58% (C), dated 01/16/2018, to be repurchased at $ (47,440,505) on 04/13/2018. Collateralized by U.S. Government Obligations, 2.25%, due 02/15/2027 - 08/15/2027, and Cash with a total value of $(47,661,714).

	$ (47,260,050)	$ (47,260,050)
Bank of Nova Scotia, 1.61% (C), dated 01/24/2018, to be repurchased at $(15,357,566) on 04/24/2018. Collateralized by U.S. Government Obligations, 2.75% - 4.50%, due 08/15/2039 - 11/15/2047, and Cash with a total value of $(15,411,162).	(15,296,000)	(15,296,000)
Deutsche Bank Securities, Inc., 2.05% (C), dated 03/26/2018, to be repurchased at $(5,820,194) on 04/02/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(5,866,866).	(5,817,875)	(5,817,875)
JPMorgan Securities LLC, 1.62% (C), dated 01/25/2018, to be repurchased at $(5,524,283) on 04/25/2018. Collateralized by U.S. Government Obligations, 1.88% - 2.38%, due 04/30/2022 - 05/15/2027 and with a total value of $(5,516,860).	(5,502,000)	(5,502,000)
Merrill Lynch Pierce Fenner & Smith, 1.70% (C), dated 03/01/2018, to be repurchased at $(1,234,193) on 04/12/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(1,248,029).	(1,231,750)	(1,231,750)
Merrill Lynch Pierce Fenner & Smith, 1.88% (C), dated 03/14/2018, to be repurchased at $(15,121,153) on 04/13/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(15,416,656).	(15,097,500)	(15,097,500)
Merrill Lynch Pierce Fenner & Smith, 2.20% (C), dated 03/26/2018, to be repurchased at $(37,336,590) on 04/02/2018. Collateralized by U.S. Government Obligations, 1.88% - 2.25%, due 03/31/2022 - 08/15/2027, and with a total value of $(37,091,544).	(37,320,625)	(37,320,625)
RBS Securities, Inc., 1.65% (C), dated 03/14/2018, to be repurchased at $(5,191,590) on 04/16/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2047, and with a value of $(5,316,186).	(5,183,750)	(5,183,750)
RBS Securities, Inc., 2.05% (C), dated 03/28/2018, to be repurchased at $(1,827,103) on 04/04/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a alue of $(1,827,385).	(1,826,375)	(1,826,375)
RBS Securities, Inc., 2.05% (C), dated 03/23/2018, to be repurchased at $(2,587,311) on 04/06/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2027, and with a value of $(2,609,718).	(2,585,250)	(2,585,250)

Total Reverse Repurchase Agreements (Cost $137,121,175)		$ (137,121,175)

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD 2,250.00	12/21/2018	USD 323,242,488	1,224	$5,872,496	$6,744,240

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CSS	3-Month USD-LIBOR	Receive	1.85%	11/30/2018	USD 41,200,000	$59,452	$16,189
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CITI	3-Month USD-LIBOR	Receive	2.00	12/19/2018	USD 41,200,000	91,274	17,866
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	2.15	01/31/2019	USD 46,000,000	48,300	39,722
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30	10/21/2019	USD 8,600,000	817,000	1,167,622

Total							$1,016,026	$1,241,399

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - USD vs. ZAR	JPM	USD 12.25	06/20/2018	USD 1,200,000	$(40,866)	$(18,949)
Put - USD vs. ZAR	GSB	USD 12.25	06/20/2018	USD 1,200,000	(18,516)	(48,352)

Total					$(59,382)	$(67,301)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - North America Investment Grade Index - Series 29	CSS	Pay	0.80%	05/16/2018	USD 3,600,000	$(4,950)	$(1,891)
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.85	05/16/2018	USD 1,700,000	(1,547)	(1,221)
Put - North America Investment Grade Index - Series 30	GSI	Pay	0.85	06/20/2018	USD 900,000	(1,440)	(1,262)
Put - North America Investment Grade Index - Series 30	JPM	Pay	0.90	06/20/2018	USD 3,700,000	(5,018)	(4,288)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN (continued):

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.90%	06/20/2018	USD 1,700,000	$(1,870)	$(1,970)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.90	06/20/2018	USD 2,300,000	(3,478)	(2,666)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.90	06/20/2018	USD 1,100,000	(1,292)	(1,275)

Total						$(19,595)	$(14,573)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - 5-Year	CSS	3-Month USD-LIBOR	Receive	2.19%	11/30/2018	USD 16,000,000	$(56,360)	$(25,838)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.19	12/19/2018	USD 8,700,000	(91,706)	(32,372)
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	2.21	01/31/2019	USD 9,200,000	(48,300)	(44,086)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD 43,000,000	(817,000)	(1,724,258)

Total							$(1,013,366)	$(1,826,554)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/Quarterly	06/21/2027	USD 50,100,000	$5,182,274	$3,791,627	$1,390,647
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD 5,600,000	432,662	276,755	155,907
3-Month USD-LIBOR	Receive	2.25	Quarterly/Semi-Annually	12/16/2022	USD 700,000	(10,342)	3,395	(13,737)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD 35,700,000	1,704,629	2,024,993	(320,364)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD 2,600,000	52,426	20,853	31,573
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/Quarterly	12/20/2047	USD 3,700,000	65,129	(70,768)	135,897
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR 5,100,000	23,500	(74,507)	98,007
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP 8,700,000	47,556	200,110	(152,554)
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP 4,600,000	(208,383)	(83,285)	(125,098)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY 480,000,000	(62,593)	66,651	(129,244)

Total						$7,226,858	$6,155,824	$1,071,034

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (Q)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$12,599	$(140,544)	$153,143
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,700,000	(661)	(103,089)	102,428

Total							$11,938	$(243,633)	$255,571

Total Return Swap Agreements (T)

Reference Entity	Counterparty	Rate	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount	Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	CITI	3-Month USD-LIBOR	Receive	Quarterly	05/23/2018	USD 62,979,045	10,296	$(1,350,164)	$(14,074)	$(1,336,090)
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	08/22/2018	USD 2,189,341	358	(46,475)	—	(46,475)

Total								$(1,396,639)	$(14,074)	$(1,382,565)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	264	04/16/2018	$64,505,541	$64,488,600	$—	$(16,941)
90-Day Eurodollar	Long	40	06/18/2018	9,769,301	9,770,000	699	—
90-Day Eurodollar	Long	223	12/17/2018	54,459,673	54,359,038	—	(100,635)
90-Day Eurodollar	Long	418	03/18/2019	102,008,210	101,793,450	—	(214,760)
90-Day Eurodollar	Short	(330)	06/17/2019	(80,636,429)	(80,293,125)	343,304	—
90-Day Eurodollar	Short	(195)	09/16/2019	(47,626,119)	(47,421,563)	204,556	—
90-Day Eurodollar	Short	(741)	12/16/2019	(180,749,771)	(180,090,788)	658,983	—
90-Day Eurodollar	Short	(418)	03/16/2020	(101,803,365)	(101,579,225)	224,140	—
5-Year U.S. Treasury Note	Long	29	06/29/2018	3,303,763	3,319,367	15,604	—
10-Year U.S. Treasury Note	Short	(141)	06/20/2018	(16,946,215)	(17,080,828)	—	(134,613)
Euro OAT	Short	(36)	06/07/2018	(6,709,255)	(6,847,748)	—	(138,493)
German Euro Bund	Short	(9)	06/07/2018	(1,731,466)	(1,765,535)	—	(34,069)
Russell 2000® E-Mini	Long	421	06/15/2018	33,552,985	32,231,760	—	(1,321,225)
S&P 500® E-Mini	Long	2,125	06/15/2018	292,701,990	280,818,750	—	(11,883,240)
U.S. Treasury Bond	Long	74	06/20/2018	10,875,460	11,182,500	307,040	—

Total						$1,754,326	$(13,843,976)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/03/2018	USD	1,982,850	DKK	13,331,460	$—	$(218,025)
BOA	04/03/2018	USD	282,741	DKK	1,949,500	—	(39,100)
BOA	04/04/2018	EUR	1,652,000	USD	2,042,318	—	(9,049)
CITI	04/04/2018	USD	3,724,175	GBP	2,648,000	8,409	—
CITI	06/07/2018	RUB	288,420,615	USD	5,033,633	—	(37,595)
CITI	07/02/2018	USD	148,871	DKK	895,000	86	—
CITI	03/15/2019	USD	763,647	EUR	600,000	3,949	—
DUB	06/20/2018	KRW	2,758,018,000	USD	2,549,000	45,886	—
GSB	04/03/2018	USD	2,232,284	DKK	15,319,040	—	(296,718)
GSB	04/04/2018	USD	1,627,992	EUR	1,319,000	4,576	—
GSB	05/15/2018	JPY	443,100,000	USD	4,102,573	73,865	—
GSB	06/20/2018	KRW	2,668,730,014	USD	2,496,000	14,879	—
HSBC	04/04/2018	GBP	2,358,000	USD	3,352,800	—	(43,972)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	05/03/2018	USD	3,356,858	GBP	2,358,000	$43,975	$—
HSBC	06/20/2018	USD	5,022,750	KRW	5,429,342,050	—	(85,456)
JPM	04/03/2018	USD	144,780	DKK	895,000	—	(2,974)
JPM	04/04/2018	USD	306,043	CAD	393,000	978	—
JPM	04/04/2018	USD	1,619,197	EUR	1,313,000	3,166	—
JPM	04/04/2018	USD	871,686	GBP	633,000	—	(16,562)
JPM	04/04/2018	GBP	290,000	USD	400,577	6,361	—
JPM	05/15/2018	JPY	163,900,000	USD	1,547,066	—	(2,227)
JPM	10/01/2018	USD	514,181	DKK	3,490,000	—	(70,317)
JPM	10/01/2018	DKK	56,000	USD	8,685	694	—

Total						$206,824	$(821,995)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$23,902,075	$—	$23,902,075
Certificate of Deposit	—	1,500,000	—	1,500,000
Corporate Debt Securities	—	190,752,990	—	190,752,990
Foreign Government Obligations	—	21,536,777	—	21,536,777
Mortgage-Backed Securities	—	14,025,182	—	14,025,182
Municipal Government Obligations	—	3,565,752	—	3,565,752
U.S. Government Agency Obligations	—	85,089,491	—	85,089,491
U.S. Government Obligations	—	197,235,102	—	197,235,102
Short-Term Foreign Government Obligation	—	729,529	—	729,529
Short-Term U.S. Government Obligations	—	5,020,796	—	5,020,796
Securities Lending Collateral	984,470	—	—	984,470
Repurchase Agreements	—	345,550,629	—	345,550,629
Exchange-Traded Options Purchased	6,744,240	—	—	6,744,240
Over-the-Counter Interest Rate Swaptions Purchased	—	1,241,399	—	1,241,399

Total Investments	$7,728,710	$890,149,722	$—	$897,878,432

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$7,508,176	$—	$7,508,176
Over-the-Counter Credit Default Swap Agreements	—	12,599	—	12,599
Futures Contracts (V)	1,754,326	—	—	1,754,326
Forward Foreign Currency Contracts (V)	—	206,824	—	206,824

Total Other Financial Instruments	$1,754,326	$7,727,599	$—	$9,481,925

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(137,121,175)	$—	$(137,121,175)
Over-the-Counter Foreign Exchange Options Written	—	(67,301)	—	(67,301)
Over-the-Counter Credit Default Swaptions Written	—	(14,573)	—	(14,573)
Over-the-Counter Interest Rate Swaptions Written	—	(1,826,554)	—	(1,826,554)
Centrally Cleared Interest Rate Swap Agreements	—	(281,318)	—	(281,318)
Over-the-Counter Credit Default Swap Agreements	—	(661)	—	(661)
Over-the-Counter Total Return Swap Agreements	—	(1,396,639)	—	(1,396,639)
Futures Contracts (V)	(13,843,976)	—	—	(13,843,976)
Forward Foreign Currency Contracts (V)	—	(821,995)	—	(821,995)

Total Other Financial Instruments	$(13,843,976)	$(141,530,216)	$—	$(155,374,192)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $99,109,619, representing 15.4% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	Illiquid security. At March 31, 2018, the value of such securities amounted to $2,884,415 or 0.4% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $964,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the total value of Regulation S securities is $12,261,947, representing 1.9% of the Portfolio’s net assets.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2018; the maturity date disclosed is the ultimate maturity date.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the value of the security is $1,230,831, representing 0.2% of the Portfolio’s net assets.
(L)	Securities are subject to sale-buyback transactions.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $1,964,748.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $263,799.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,736,515.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $2,559,874.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(U)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.3%
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.85% (A), 04/25/2026 (B)	$ 400,000	$ 400,134
Babson CLO, Ltd.
Series 2014-IIA, Class AR,
3-Month LIBOR + 1.15%, 2.88% (A), 10/17/2026 (B)	300,000	300,045
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 3.07% (A), 01/25/2045	346,384	343,130
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 2.65% (A), 10/29/2025 (B)	342,150	342,213
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
3-Month LIBOR + 1.15%, 2.91% (A), 07/27/2026 (B)	900,000	900,375
Series 2014-5A, Class A1R,
3-Month LIBOR + 1.14%, 2.86% (A), 10/16/2025 (B)	400,000	399,992
Colony Starwood Homes Trust
Series 2016-1A, Class A,
1-Month LIBOR + 1.50%, 3.31% (A), 07/17/2033 (B)	588,264	591,712
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.87% (A), 01/16/2026 (B)	1,200,000	1,200,164
Denali Capital CLO XI, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.15%, 2.89% (A), 04/20/2027 (B)	300,000	300,056
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.62% (A), 10/15/2027 (B)	900,000	900,568
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 2.76% (A), 03/25/2035	292,416	294,447
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 2.86% (A), 01/20/2026 (B)	1,000,000	1,000,046
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	1,200,000	1,166,530

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.84% (A), 10/22/2025 (B)	$ 800,000	$ 800,153
KVK CLO, Ltd.
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 2.87% (A), 01/15/2026 (B)	400,000	400,059
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.57% (A), 12/26/2031 (B)	32,668	32,688
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 2.87% (A), 07/20/2026 (B)	500,000	500,093
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.96% (A), 10/20/2026 (B)	300,000	300,072
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 2.82% (A), 11/25/2065 (B)	373,951	374,894
Progress Residential Trust
Series 2016-SFR1, Class A,
1-Month LIBOR + 1.50%, 3.31% (A), 09/17/2033 (B)	593,916	597,840
Shackleton CLO, Ltd.
Series 2013-4A, Class AR,
3-Month LIBOR + 1.12%, 2.84% (A), 01/13/2025 (B)	400,000	400,046
SLC Private Student Loan Trust
Series 2006-A, Class A5,
3-Month LIBOR + 0.17%, 1.89% (A), 07/15/2036	788	788
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.23% (A), 02/17/2032 (B)	1,000,000	1,027,135
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 2.33% (A), 11/15/2023 (B)	133,308	133,387
TICP CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.18%, 2.92% (A), 01/20/2027 (B)	500,000	500,084
Westlake Automobile Receivables Trust
Series 2016-3A, Class A2,
1.42%, 10/15/2019 (B)	111,680	111,498

Total Asset-Backed Securities (Cost $13,196,889)		13,318,149

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CERTIFICATE OF DEPOSIT - 0.3%
Banks - 0.3%
Barclays Bank PLC
1.94% (C), 09/04/2018	$ 900,000	$ 900,000

Total Certificate of Deposit (Cost $900,000)		900,000

CORPORATE DEBT SECURITIES - 35.3%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.
2.93%, 01/15/2025	100,000	95,883
3.25%, 01/15/2028	100,000	95,453

		191,336

Airlines - 1.1%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	388,955	367,150
3.25%, 04/15/2030	97,245	92,431
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B) (D)	200,000	202,120
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	39,872	40,570
5.50%, 04/29/2022	31,767	32,666
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,619,353	1,595,467
United Airlines Pass-Through Trust
2.88%, 04/07/2030	500,000	470,675
3.10%, 04/07/2030	500,000	469,900

		3,270,979

Banks - 8.8%
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B) (E)	1,300,000	1,305,550
Bank of America Corp.
2.63%, 10/19/2020, MTN	560,000	556,133
Fixed until 12/20/2027, 3.42% (A), 12/20/2028 (B)	2,481,000	2,376,543
6.88%, 04/25/2018, MTN	200,000	200,518
Bank of America NA
1.75%, 06/05/2018	300,000	299,601
Bank of Montreal
1.75%, 06/15/2021 (B)	900,000	868,404
2.55%, 11/06/2022, MTN	200,000	193,383
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.30%, 03/05/2020 (B)	200,000	196,987
Barclays PLC
3.25%, 02/12/2027, MTN (F)	GBP 400,000	562,145
3.65%, 03/16/2025	$ 500,000	481,665
4.34%, 01/10/2028 (E)	400,000	396,638
BNP Paribas SA
3.38%, 01/09/2025 (B)	900,000	870,559
Citigroup, Inc.
2.05%, 12/07/2018	830,000	826,900
2.40%, 02/18/2020	2,500,000	2,472,783
3-Month LIBOR + 0.86%, 2.89% (A), 12/07/2018	370,000	371,572
4.40%, 06/10/2025	300,000	305,366
Cooperatieve Rabobank UA
3.75%, 07/21/2026	600,000	579,075
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,353,838

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC USA, Inc.
2.38%, 11/13/2019	$ 180,000	$ 178,363
3-Month LIBOR + 0.61%, 2.43% (A), 11/13/2019	100,000	100,522
2.75%, 08/07/2020	1,650,000	1,637,544
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	199,408
3.90%, 07/15/2025	100,000	100,811
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	202,000
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	248,166
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 3.89% (A), 03/01/2021	535,000	554,278
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	197,468
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	15,000	14,774
National Australia Bank, Ltd.
1.38%, 07/12/2019	500,000	491,763
Nykredit Realkredit A/S
1.00%, 04/01/2018, MTN	DKK 800,000	132,044
2.00%, 04/01/2018 (F)	1,800,000	297,098
Realkredit Danmark A/S
1.00%, 04/01/2018, MTN	6,000,000	990,328
2.00%, 04/01/2018	1,100,000	181,560
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (G)	$ 600,000	651,750
Santander Holdings USA, Inc.
2.70%, 05/24/2019	217,000	216,467
Santander UK Group Holdings PLC
2.88%, 10/16/2020	860,000	851,895
3.13%, 01/08/2021	100,000	99,178
Santander UK PLC
2.38%, 03/16/2020	1,700,000	1,676,436
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (F)	400,000	408,400
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (F) (G)	EUR 400,000	603,708
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 860,000	849,738
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	200,000	182,766
Swedbank AB
2.20%, 03/04/2020 (B)	450,000	442,794
Wells Fargo & Co.
3-Month LIBOR + 0.40%, 2.51% (A), 09/14/2018	300,000	300,247
2.55%, 12/07/2020, MTN	80,000	78,624
3.00%, 02/19/2025, MTN	200,000	190,537
Fixed until 05/27/2027, 3.58% (A), 05/22/2028, MTN	300,000	292,734
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	700,000	689,792

		27,278,853

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,390,000	1,391,022

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038 (H)	$ 400,000	$ 408,107
PepsiCo, Inc.
4.00%, 05/02/2047	400,000	401,984

		2,201,113

Biotechnology - 0.4%
AbbVie, Inc.
2.90%, 11/06/2022	350,000	341,887
3.20%, 11/06/2022	1,000,000	987,168

		1,329,055

Building Products - 0.2%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	419,424
Masco Corp.
4.45%, 04/01/2025	20,000	20,456
Owens Corning
4.20%, 12/01/2024	20,000	20,410

		460,290

Capital Markets - 2.6%
Brighthouse Holdings LLC
Fixed until 07/27/2037, 6.50% (I), 07/27/2037 (B) (D) (G)	200,000	221,500
Charles Schwab Corp.
Fixed until 12/01/2027, 5.00% (A), 12/01/2027 (G)	500,000	488,583
Credit Suisse AG
3-Month LIBOR + 0.68%, 2.44% (A), 04/27/2018	300,000	300,064
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	400,000	387,725
4.28%, 01/09/2028 (B)	400,000	400,940
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	900,000	878,989
Deutsche Bank AG
4.25%, 10/14/2021	400,000	406,281
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	59,392
3.85%, 07/08/2024, MTN	2,300,000	2,310,536
6.15%, 04/01/2018	240,000	240,000
InterContinental Exchange, Inc.
2.75%, 12/01/2020	40,000	39,770
Lazard Group LLC
3.75%, 02/13/2025	30,000	29,523
Morgan Stanley
4.00%, 07/23/2025, MTN	60,000	60,559
5.50%, 07/24/2020, MTN	1,900,000	1,995,775
6.63%, 04/01/2018, MTN	200,000	200,000
S&P Global, Inc.
4.40%, 02/15/2026	40,000	41,998

		8,061,635

Commercial Services & Supplies - 0.4%
ADT Corp.
4.13%, 06/15/2023	40,000	37,600
ERAC USA Finance LLC
4.50%, 02/15/2045(B)	15,000	14,826
7.00%, 10/15/2037(B)	300,000	391,002

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc.
2.90%, 07/01/2026	$ 400,000	$ 374,875
3.55%, 06/01/2022	500,000	505,024

		1,323,327

Consumer Finance - 1.4%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 2.33% (A), 08/15/2019, MTN	100,000	100,358
3-Month LIBOR + 0.78%, 2.57% (A), 11/05/2018, MTN	50,000	50,135
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	200,000	196,621
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	149,598
3.70%, 11/24/2020	830,000	837,521
Hyundai Capital America
2.50%, 03/18/2019 (B)	500,000	496,935
Synchrony Financial
2.60%, 01/15/2019	830,000	828,152
2.70%, 02/03/2020	15,000	14,841
4.50%, 07/23/2025	860,000	860,065
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	200,000	197,360
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	700,000	695,388

		4,426,974

Diversified Consumer Services - 0.6%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,900,000	1,920,235

Diversified Financial Services - 0.7%
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 1,100,000	182,721
Helios Leasing I LLC
1.56%, 09/28/2024	$ 113,221	109,318
Nordea Kredit Realkreditaktieselskab
2.00%, 04/01/2018	DKK 300,000	49,516
ORIX Corp.
3.25%, 12/04/2024	$ 600,000	582,961
Protective Life Global Funding
3-Month LIBOR + 0.55%, 2.60% (A), 06/08/2018 (B)	200,000	200,111
2.70%, 11/25/2020 (B)	830,000	822,097
Tagua Leasing LLC
1.58%, 11/16/2024	117,484	112,777
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048 (B)	200,000	182,038

		2,241,539

Diversified Telecommunication Services - 1.6%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.23% (A), 06/30/2020	40,000	40,421
3.40%, 05/15/2025	580,000	558,857
3.90%, 08/14/2027	400,000	402,754
4.30%, 02/15/2030 (B)	527,000	523,990
4.90%, 08/14/2037	400,000	402,259
5.25%, 03/01/2037	600,000	634,725
Verizon Communications, Inc.
3.38%, 02/15/2025	697,000	685,092

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.15%, 03/15/2024	$ 700,000	$ 718,445
4.52%, 09/15/2048	848,000	817,081

		4,783,624

Electric Utilities - 1.9%
Appalachian Power Co.
3.40%, 06/01/2025	650,000	643,003
Duke Energy Corp.
3.75%, 04/15/2024	100,000	100,096
3.95%, 10/15/2023	300,000	306,115
4.80%, 12/15/2045	830,000	892,647
Electricite de France SA
3.63%, 10/13/2025 (B)	800,000	800,380
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	99,538
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,100,000	1,029,242
Exelon Corp.
3.40%, 04/15/2026	800,000	772,498
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	300,000	293,725
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	204,506
Pacific Gas & Electric Co.
3.50%, 06/15/2025	20,000	19,516
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	762,332

		5,923,598

Electrical Equipment - 0.0% (J)
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	147,606

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	300,000	285,974
Flex, Ltd.
4.75%, 06/15/2025	20,000	20,885

		306,859

Energy Equipment & Services - 0.3%
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	850,000	907,128

Equity Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	97,859
4.30%, 01/15/2026	1,090,000	1,100,900
4.50%, 07/30/2029	200,000	202,719
American Tower Corp.
3.38%, 10/15/2026	600,000	561,414
4.00%, 06/01/2025	300,000	298,157
4.40%, 02/15/2026	670,000	677,058
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	600,000	593,451
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	203,042
5.25%, 01/15/2023	900,000	956,386
Digital Realty Trust, LP
3.95%, 07/01/2022	860,000	875,946
Federal Realty Investment Trust
3.63%, 08/01/2046	150,000	132,950
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	597,516

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Mid-America Apartments, LP
4.00%, 11/15/2025	$ 580,000	$ 582,064
Prologis, LP
3.75%, 11/01/2025	20,000	20,198
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 2.49% (A), 04/16/2019, MTN (F)	200,000	200,712
WP Carey, Inc.
4.60%, 04/01/2024	400,000	409,991

		7,510,363

Food & Staples Retailing - 0.2%
CVS Health Corp.
4.10%, 03/25/2025	100,000	100,705
4.30%, 03/25/2028	250,000	251,065
4.78%, 03/25/2038	50,000	50,676
5.05%, 03/25/2048	100,000	105,179

		507,625

Food Products - 0.2%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	20,000	19,962
4.38%, 06/01/2046	300,000	275,096
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	200,000	205,920

		500,978

Gas Utilities - 0.1%
ONE Gas, Inc.
2.07%, 02/01/2019	300,000	297,732

Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	647,943
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,602,412
3.15%, 04/01/2022	30,000	29,570
3.55%, 04/01/2025	30,000	29,110

		2,309,035

Health Care Providers & Services - 0.4%
Aetna, Inc.
3.50%, 11/15/2024	20,000	19,657
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	461,721
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	215,603
Humana, Inc.
4.80%, 03/15/2047	200,000	206,296
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	15,000	14,779
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	382,286

		1,300,342

Independent Power & Renewable Electricity Producers - 0.0% (J)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	109,061

Insurance - 2.0%
Brighthouse Financial, Inc.
4.70%, 06/22/2047 (B)	100,000	91,647
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	40,000	39,343

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
First American Financial Corp.
4.60%, 11/15/2024	$ 20,000	$ 20,265
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	820,000	809,190
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	20,000	19,993
MetLife, Inc.
4.05%, 03/01/2045	20,000	19,105
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	147,074
2.30%, 04/10/2019 (B)	100,000	99,531
2.50%, 12/03/2020 (B)	950,000	936,656
New York Life Global Funding
3-Month LIBOR + 0.40%, 2.10% (A), 04/06/2018 (B)	400,000	400,003
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,000,000	954,250
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	830,000	821,494
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	600,000	590,938
3.00%, 04/18/2026 (B)	300,000	286,434
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	110,000	109,672
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	800,000	800,125
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	95,257
XLIT, Ltd.
4.45%, 03/31/2025	20,000	20,130

		6,261,107

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	195,349
5.20%, 12/03/2025	410,000	456,928

		652,277

IT Services - 0.1%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	424,000	442,936

Life Sciences Tools & Services - 0.0% (J)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	40,000	39,920

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	291,986

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	500,000	478,615
4.46%, 07/23/2022	1,800,000	1,838,681
5.38%, 05/01/2047	300,000	290,171
Comcast Corp.
4.40%, 08/15/2035	20,000	20,619
4.75%, 03/01/2044	600,000	632,558

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Discovery Communications LLC
5.00%, 09/20/2037	$ 300,000	$ 298,987
Sky PLC
3.13%, 11/26/2022 (B)	80,000	79,201

		3,638,832

Multi-Utilities - 0.5%
DTE Electric Co.
3.70%, 06/01/2046	1,000,000	981,711
E.ON International Finance BV
6.65%, 04/30/2038 (B)	300,000	384,945
Sempra Energy
2.88%, 10/01/2022	150,000	146,692

		1,513,348

Oil, Gas & Consumable Fuels - 1.8%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	300,000	299,926
Cimarex Energy Co.
3.90%, 05/15/2027	450,000	443,787
Concho Resources, Inc.
3.75%, 10/01/2027	300,000	293,337
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (F)	400,000	425,412
Energy Transfer Partners, LP
4.05%, 03/15/2025	200,000	196,150
4.75%, 01/15/2026	40,000	40,444
7.50%, 07/01/2038	100,000	120,836
Enterprise Products Operating LLC
3.70%, 02/15/2026 (E)	870,000	862,124
Petroleos Mexicanos
6.00%, 03/05/2020	128,000	133,376
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,076,380
Shell International Finance BV
4.00%, 05/10/2046	400,000	400,337
TransCanada PipeLines, Ltd.
7.63%, 01/15/2039	300,000	416,908
TransCanada Trust
Fixed until 03/15/2027, 5.30% (A), 03/15/2077	200,000	197,500
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	19,804
3.70%, 03/15/2028 (B)	500,000	482,044

		5,408,365

Pharmaceuticals - 1.0%
Allergan Funding SCS
3.85%, 06/15/2024	1,160,000	1,146,060
Baxalta, Inc.
3.60%, 06/23/2022	20,000	19,939
ELI Lilly & Co.
3.10%, 05/15/2027	300,000	292,707
Johnson & Johnson
3.63%, 03/03/2037	500,000	498,103
Mylan, Inc.
4.55%, 04/15/2028 (B) (H)	200,000	200,325
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	200,000	190,936
3.20%, 09/23/2026	300,000	279,735

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Zoetis, Inc.
3.00%, 09/12/2027	$ 400,000	$ 374,801

		3,002,606

Road & Rail - 0.6%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	800,000	823,597
5.15%, 09/01/2043	200,000	231,499
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	96,373
Kansas City Southern
4.95%, 08/15/2045	500,000	536,922
Union Pacific Corp.
4.10%, 09/15/2067	200,000	191,308

		1,879,699

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
4.10%, 05/11/2047	500,000	513,011

Software - 0.3%
Autodesk, Inc.
4.38%, 06/15/2025	40,000	41,118
Microsoft Corp.
4.10%, 02/06/2037	500,000	530,191
Oracle Corp.
2.95%, 05/15/2025	290,000	280,825

		852,134

Specialty Retail - 0.5%
Lowe’s Cos., Inc.
3.70%, 04/15/2046	1,500,000	1,394,695
QVC, Inc.
4.45%, 02/15/2025	100,000	98,641
4.85%, 04/01/2024	100,000	101,783

		1,595,119

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.09% (A), 05/06/2019	100,000	100,292
2.85%, 05/11/2024	200,000	194,958
2.90%, 09/12/2027	300,000	285,568
3.20%, 05/11/2027	200,000	195,426
3.35%, 02/09/2027	300,000	296,373
3.75%, 09/12/2047	200,000	193,295
4.65%, 02/23/2046	200,000	220,239
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	600,000	729,465

		2,215,616

Tobacco - 0.6%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	800,000	794,880
BAT International Finance PLC
3.50%, 06/15/2022 (B)	20,000	19,940
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	860,000	872,971
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	20,346

		1,708,137

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.1%
GATX Corp.
3.25%, 09/15/2026	$ 250,000	$ 235,016

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B) (D)	400,000	400,857
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	19,458
3.90%, 03/22/2023 (B)	200,000	200,876

		621,191

Water Utilities - 0.0% (J)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	20,036

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	400,000	401,500
5.15%, 03/20/2028 (B)	400,000	402,120
T-Mobile USA, Inc.
6.00%, 03/01/2023	36,000	37,440
6.38%, 03/01/2025	36,000	37,620

		878,680

Total Corporate Debt Securities (Cost $109,719,671)		109,079,303

FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
Brazil - 0.1%
Brazil Government International Bond
5.63%, 02/21/2047 (E)	300,000	290,850

Canada - 0.7%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,185,721
Province of Quebec
2.50%, 04/20/2026	900,000	859,257

		2,044,978

Japan - 1.0%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,715,286
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,452,528

		3,167,814

Kuwait - 0.2%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	500,000	490,084

Qatar - 0.9%
Qatar Government International Bond
2.38%, 06/02/2021 (F)	2,800,000	2,707,880
4.50%, 01/20/2022 (F)	200,000	206,309

		2,914,189

Republic of Korea - 0.1%
Export-Import Bank of Korea
3-Month LIBOR + 0.70%, 2.64% (A), 05/26/2019	200,000	200,286

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.9%
Saudi Arabia Government International Bond
3.63%, 03/04/2028 (B)	$ 2,700,000	$ 2,564,050
4.63%, 10/04/2047 (B)	400,000	381,500

		2,945,550

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	500,000	472,500

Total Foreign Government Obligations (Cost $12,929,078)		12,526,251

MORTGAGE-BACKED SECURITIES - 2.5%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.75% (A), 04/24/2049 (F)	GBP 258,445	364,648
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
3.68% (A), 05/25/2034	$ 16,386	16,516
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.31% (A), 07/25/2035	19,612	19,708
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 2.66% (A), 07/15/2034 (B)	1,627,872	1,632,983
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	185,970	188,658
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	1,003,172
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.76% (A), 12/10/2044 (F)	GBP 163,285	226,363
Gemgarto PLC
Series 2015-1, Class A,
3-Month GBP LIBOR + 0.95%, 1.49% (A), 02/16/2047 (F)	8,465	11,885
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (K)	$ 631,265	615,416
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 2.55% (A), 04/25/2028	330,058	317,643
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	894,676
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.00% (A), 12/15/2048	1,697,318	65,713

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 2.39% (A), 05/25/2035	$ 71,551	$ 71,799
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.78% (A), 06/10/2043 (F)	GBP 188,566	262,991
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.80% (A), 06/10/2059 (F)	460,576	626,821
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.35% (A), 06/10/2059 (F)	89,066	117,979
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.95% (A), 06/10/2059 (F)	106,546	142,645
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.15% (A), 06/10/2059 (F)	83,239	110,228
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	$ 900,000	899,139

Total Mortgage-Backed Securities (Cost $7,594,657)		7,588,983

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	278,652
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	285,796
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	438,567

		1,003,015

Illinois - 0.1%
City of Chicago, General Obligation Unlimited
Series B,
6.31%, 01/01/2044	275,000	276,633
7.05%, 01/01/2029	300,000	323,493

		600,126

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	188,752

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	245,000	243,704

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	200,000	218,860

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.0% (J)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 2.37% (A), 12/26/2031	$ 36,568	$ 36,803

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	195,000	193,099

Total Municipal Government Obligations (Cost $2,352,095)		2,484,359

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.1%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,239,794
2.38%, 01/13/2022	7,500,000	7,446,675
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.34% (A), 02/25/2023	383,274	384,711
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.92% (A), 01/15/2038	996,467	996,593
1-Month LIBOR + 0.40%, 2.18% (A), 02/15/2041 - 09/15/2045	413,189	414,646
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.44% (A), 01/15/2038	996,467	52,201
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) *1-Month LIBOR + 5.89%, 4.11% (A), 09/15/2043	1,116,577	205,710
Federal National Mortgage Association
3.50%, 06/01/2045	320,909	322,295
3.50%, TBA (H)	26,600,000	26,642,967
3.70%, 09/01/2034	471,749	490,697
4.50%, TBA (H)	1,000,000	1,045,293
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 2.44% (A), 06/25/2041	339,960	343,685
1-Month LIBOR + 0.75%, 2.62% (A), 05/25/2040	317,294	320,893
1-Month LIBOR + 0.85%, 2.72% (A), 11/25/2039	941,452	961,552
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	642,047	61,215
Financing Corp., Principal Only STRIPS
Series 1P,
05/11/2018	600,000	598,750
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.37% (A), 05/20/2066 - 06/20/2066	2,286,636	2,315,453

Total U.S. Government Agency Obligations (Cost $49,680,656)		49,843,130

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 38.3%
U.S. Treasury - 37.5%
U.S. Treasury Bond
2.75%, 08/15/2047	$ 1,500,000	$ 1,433,613
2.75%, 11/15/2047 (L)	4,750,000	4,540,889
2.88%, 11/15/2046 (L)	1,700,000	1,667,195
4.25%, 05/15/2039	3,400,000	4,137,242
4.38%, 11/15/2039	4,000,000	4,952,969
4.50%, 08/15/2039 (L)	16,630,000	20,916,123
U.S. Treasury Note
1.25%, 04/30/2019 (L) (M)	2,100,000	2,079,656
1.88%, 03/31/2022 - 07/31/2022 (L)	18,600,000	18,149,657
2.00%, 12/31/2021 - 11/15/2026 (L)	4,075,000	3,929,430
2.13%, 12/31/2022 (L)	100,000	98,074
2.25%, 02/15/2027 - 11/15/2027 (L)	50,350,000	48,354,158
2.38%, 05/15/2027 (H) (L)	5,100,000	4,947,996
2.75%, 02/15/2028 (H) (L)	500,000	500,254

		115,707,256

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046	2,509,320	2,569,962

Total U.S. Government Obligations (Cost $119,489,099)		118,277,218

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.2%
Greece - 0.2%
Hellenic Republic Treasury Bill
1.27% (C), 03/15/2019	EUR 400,000	486,352

Total Short-Term Foreign Government Obligation (Cost $488,096)		486,352

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bill
1.37% (C), 04/19/2018 (N) (O)	$ 359,500	359,222
1.38% (C), 04/19/2018 (N) (O)	359,500	359,223
1.44% (C), 04/26/2018 (O)	325,000	324,654
1.46% (C), 04/19/2018 (N) (O)	359,500	359,223
1.58% (C), 04/19/2018 (N) (O)	359,500	359,223

Total Short-Term U.S. Government Obligations (Cost $1,761,656)		1,761,545

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	974,272	974,272

Total Securities Lending Collateral (Cost $974,272)		974,272

	Principal	Value
REPURCHASE AGREEMENTS - 27.0%
BNP Paribas, 1.95% (C), dated 03/29/2018, to be repurchased at $19,404,203 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/20/2045, and with a value of $20,121,580.	$ 19,400,000	19,400,000

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Deutsche Bank Securities, Inc., 1.90% (C),
dated 03/29/2018, to be repurchased at $25,905,468 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2045, and with a value of $26,844,250.

	$ 25,900,000	$ 25,900,000
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $5,497,961 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $5,609,659.	5,497,509	5,497,509
JPMorgan Securities LLC, 1.93% (C), dated 03/29/2018, to be repurchased at $6,601,415 on 04/02/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2021, and with a value of $6,744,156.	6,600,000	6,600,000
RBC Capital Markets LLC, 1.95% (C), dated 03/29/2018, to be repurchased at $25,905,612 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.50%, due 05/15/2020, and with a value of $26,461,531.	25,900,000	25,900,000

Total Repurchase Agreements (Cost $83,297,509)		83,297,509

Total Investments Excluding Purchased Options/Swaptions (Cost $402,383,678)		400,537,071
Total Purchased Options/Swaptions - 1.0% (Cost $2,674,228)		3,046,971

Total Investments (Cost $405,057,906)		403,584,042
Net Other Assets (Liabilities) - (30.6)%		(94,677,385)

Net Assets - 100.0%		$ 308,906,657

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (24.2)%

Bank of Nova Scotia, 1.58% (C), dated 01/16/2018, to be repurchased at $(35,438,802) on 04/13/2018. Collateralized by a U.S. Government Obligations, 2.25%, due 02/15/2027 - 08/15/2027, and Cash with a total value of $(35,667,333).

	$ (35,304,000)	$ (35,304,000)
Deutsche Bank Securities, Inc., 2.05% (C), dated 03/26/2018, to be repurchased at $(2,625,046) on 04/02/2018. Collateralized by U.S. Government Obligations, 2.13% - 2.25%, due 12/31/2022 - 08/15/2027, and with a total value of $(2,638,357).	(2,624,000)	(2,624,000)
JPMorgan Securities LLC, 1.50% (C), dated 03/02/2018, to be repurchased at $(1,028,922) on 04/13/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2047, and with a value of $(1,063,237).	(1,027,125)	(1,027,125)
JPMorgan Securities LLC, 1.62% (C), dated 01/25/2018, to be repurchased at $(2,762,142) on 04/25/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(2,742,206).	(2,751,000)	(2,751,000)
Merrill Lynch Pierce Fenner & Smith, 1.88% (C), dated 03/14/2018, to be repurchased at $(20,611,866) on 04/13/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(21,014,671).	(20,579,625)	(20,579,625)
Merrill Lynch Pierce Fenner & Smith, 2.20% (C), dated 03/26/2018, to be repurchased at $(5,995,814) on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(5,954,961).	(5,993,250)	(5,993,250)
RBS Securities, Inc., 1.65% (C), dated 03/14/2018, to be repurchased at $(4,200,469) on 04/16/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2047, and with a value of $(4,301,278).	(4,194,125)	(4,194,125)
RBS Securities, Inc., 2.05% (C), dated 03/28/2018, to be repurchased at $(1,057,796) on 04/04/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(1,057,959).	(1,057,375)	(1,057,375)
RBS Securities, Inc., 2.05% (C), dated 03/23/2018, to be repurchased at $(1,341,569) on 04/06/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2027, and with a value of $(1,353,187).	(1,340,500)	(1,340,500)

Total Reverse Repurchase Agreements (Cost $74,871,000)		$ (74,871,000)

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD 2,250.00	12/21/2018	USD 110,652,453	419	$2,065,782	$2,308,690

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CSS	3-Month USD-LIBOR	Receive	1.85%	11/30/2018	USD 25,700,000	$37,086	$10,098
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CITI	3-Month USD-LIBOR	Receive	2.00	12/19/2018	USD 25,700,000	56,935	11,145
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	2.15	01/31/2019	USD 28,500,000	29,925	24,611
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30	10/21/2019	USD 5,100,000	484,500	692,427

Total							$608,446	$738,281

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - USD vs. ZAR	JPM	USD 12.25	06/20/2018	USD 700,000	$(23,839)	$(11,054)
Put - USD vs. ZAR	GSB	USD 12.25	06/20/2018	USD 700,000	(10,801)	(28,205)

Total					$(34,640)	$(39,259)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - North America Investment Grade Index - Series 29	CSS	Pay	0.80%	05/16/2018	USD 2,200,000	$(3,025)	$(1,156)
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.85	05/16/2018	USD 1,000,000	(910)	(718)
Put - North America Investment Grade Index - Series 30	GSI	Pay	0.85	06/20/2018	USD 600,000	(960)	(841)
Put - North America Investment Grade Index - Series 30	JPM	Pay	0.90	06/20/2018	USD 600,000	(702)	(695)
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.90	06/20/2018	USD 1,100,000	(1,210)	(1,275)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.90	06/20/2018	USD 1,400,000	(2,118)	(1,623)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.90	06/20/2018	USD 700,000	(822)	(811)
Put - North America Investment Grade Index - Series 30	DUB	Pay	0.95	07/18/2018	USD 1,700,000	(2,826)	(2,392)

Total						$(12,573)	$(9,511)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	CSS	3-Month USD-LIBOR	Receive	2.19%	11/30/2018	USD	10,000,000	$(35,225)	$(16,149)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.19	12/19/2018	USD	5,400,000	(56,921)	(20,093)
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	2.21	01/31/2019	USD	5,700,000	(29,925)	(27,314)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD	25,500,000	(484,500)	(1,022,525)

Total								$(606,571)	$(1,086,081)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 25	1.00%	Quarterly	12/20/2020	USD	10,700,000	$190,988	$221,964	$(30,976)
North America Investment Grade Index - Series 26	1.00	Quarterly	06/20/2021	USD	700,000	13,723	16,246	(2,523)
North America Investment Grade Index - Series 29	1.00	Quarterly	12/20/2022	USD	600,000	11,335	14,433	(3,098)
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD	600,000	10,099	10,395	(296)

Total						$226,145	$263,038	$(36,893)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/Quarterly	06/21/2027	USD	30,300,000	$3,134,197	$2,260,632	$873,565
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD	1,000,000	77,261	49,824	27,437
3-Month USD-LIBOR	Receive	2.25	Quarterly/Semi-Annually	12/16/2022	USD	500,000	(7,390)	469	(7,859)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD	26,300,000	1,255,791	1,491,443	(235,652)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	1,900,000	38,305	21,974	16,331
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/Quarterly	12/20/2047	USD	2,400,000	42,245	(82,730)	124,975
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR	3,200,000	14,745	32,325	(17,580)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	5,400,000	29,518	124,207	(94,689)
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	2,900,000	(131,373)	(143,707)	12,334
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	290,000,000	(37,817)	40,268	(78,085)

Total							$4,415,482	$3,794,705	$620,777

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$6,694	$(74,699)	$81,393
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	900,000	(350)	(54,577)	54,227

Total							$6,344	$(129,276)	$135,620

Total Return Swap Agreements (S)

Reference Entity	Counterparty	Rate	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	CITI	3-Month USD-LIBOR	Receive	Quarterly	05/23/2018	USD	12,206,496	1,996	$(259,797)	$—	$(259,797)
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	06/07/2018	USD	23,913	1	(17,934)	(17,800)	(134)
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	08/22/2018	USD	3,131,125	512	(66,464)	—	(66,464)

Total									$(344,195)	$(17,800)	$(326,395)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	164	04/16/2018	$40,071,715	$40,061,100	$—	$(10,615)
90-Day Eurodollar	Long	27	06/18/2018	6,594,278	6,594,750	472	—
90-Day Eurodollar	Long	138	12/17/2018	33,701,502	33,639,225	—	(62,277)
90-Day Eurodollar	Long	258	03/18/2019	62,962,005	62,829,450	—	(132,555)
90-Day Eurodollar	Short	(224)	06/17/2019	(54,765,178)	(54,502,000)	263,178	—
90-Day Eurodollar	Short	(121)	09/16/2019	(29,552,617)	(29,425,687)	126,930	—
90-Day Eurodollar	Short	(443)	12/16/2019	(108,118,094)	(107,665,613)	452,481	—
90-Day Eurodollar	Short	(258)	03/16/2020	(62,835,570)	(62,697,225)	138,345	—
5-Year U.S. Treasury Note	Long	23	06/29/2018	2,617,178	2,632,602	15,424	—
10-Year U.S. Treasury Note	Short	(83)	06/20/2018	(9,975,431)	(10,054,672)	—	(79,241)
Euro OAT	Short	(23)	06/07/2018	(4,286,478)	(4,374,950)	—	(88,472)
German Euro Bund	Short	(5)	06/07/2018	(961,923)	(980,853)	—	(18,930)
Russell 2000® E-Mini	Long	203	06/15/2018	16,177,742	15,541,680	—	(636,062)
S&P 500® E-Mini	Long	800	06/15/2018	110,189,956	105,720,000	—	(4,469,956)
U.S. Treasury Bond	Long	54	06/20/2018	7,917,901	8,139,250	221,349	—

Total						$1,218,179	$(5,498,108)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/03/2018	USD	660,421	DKK	4,440,310	$—	$(72,625)
BOA	04/03/2018	USD	89,286	DKK	615,630	—	(12,347)
BOA	04/04/2018	EUR	1,109,000	USD	1,371,023	—	(6,075)
CITI	04/04/2018	USD	2,617,330	GBP	1,861,000	5,910	—
CITI	06/07/2018	RUB	182,747,169	USD	3,189,377	—	(23,821)
CITI	03/15/2019	USD	509,001	EUR	400,000	2,536	—
DUB	06/20/2018	KRW	1,730,118,000	USD	1,599,000	28,785	—
GSB	04/03/2018	USD	739,727	DKK	5,076,060	—	(98,274)
GSB	04/04/2018	USD	1,035,546	EUR	839,000	2,911	—
GSB	05/15/2018	JPY	282,828,224	USD	2,618,649	47,148	—

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSB	06/20/2018	KRW	1,703,239,949	USD	1,593,000	$9,496	$—
HSBC	04/04/2018	GBP	1,593,000	USD	2,265,060	—	(29,706)
HSBC	05/03/2018	USD	2,267,801	GBP	1,593,000	29,708	—
HSBC	06/20/2018	USD	3,178,133	KRW	3,435,402,822	—	(54,072)
JPM	04/04/2018	USD	1,030,959	EUR	836,000	2,016	—
JPM	04/04/2018	USD	260,266	GBP	189,000	—	(4,945)
JPM	04/04/2018	GBP	268,000	USD	370,188	5,879	—
JPM	05/15/2018	JPY	106,800,000	USD	1,008,094	—	(1,451)
JPM	10/01/2018	DKK	19,000	USD	2,947	235	—
JPM	10/01/2018	USD	166,483	DKK	1,130,000	—	(22,767)

Total						$134,624	$(326,083)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$13,318,149	$—	$13,318,149
Certificate of Deposit	—	900,000	—	900,000
Corporate Debt Securities	—	109,079,303	—	109,079,303
Foreign Government Obligations	—	12,526,251	—	12,526,251
Mortgage-Backed Securities	—	7,588,983	—	7,588,983
Municipal Government Obligations	—	2,484,359	—	2,484,359
U.S. Government Agency Obligations	—	49,843,130	—	49,843,130
U.S. Government Obligations	—	118,277,218	—	118,277,218
Short-Term Foreign Government Obligation	—	486,352	—	486,352
Short-Term U.S. Government Obligations	—	1,761,545	—	1,761,545
Securities Lending Collateral	974,272	—	—	974,272
Repurchase Agreements	—	83,297,509	—	83,297,509
Exchange-Traded Options Purchased	2,308,690	—	—	2,308,690
Over-the-Counter Interest Rate Swaptions Purchased	—	738,281	—	738,281

Total Investments	$3,282,962	$400,301,080	$—	$403,584,042

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$226,145	$—	$226,145
Centrally Cleared Interest Rate Swap Agreements	—	4,592,062	—	4,592,062
Over-the-Counter Credit Default Swap Agreements	—	6,694	—	6,694
Futures Contracts (U)	1,218,179	—	—	1,218,179
Forward Foreign Currency Contracts (U)	—	134,624	—	134,624

Total Other Financial Instruments	$1,218,179	$4,959,525	$—	$6,177,704

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(74,871,000)	$—	$(74,871,000)
Over-the-Counter Foreign Exchange Options Written	—	(39,259)	—	(39,259)
Over-the-Counter Credit Default Swaptions Written	—	(9,511)	—	(9,511)
Over-the-Counter Interest Rate Swaptions Written	—	(1,086,081)	—	(1,086,081)
Centrally Cleared Interest Rate Swap Agreements	—	(176,580)	—	(176,580)
Over-the-Counter Credit Default Swap Agreements	—	(350)	—	(350)
Over-the-Counter Total Return Swap Agreements	—	(344,195)	—	(344,195)
Futures Contracts (U)	(5,498,108)	—	—	(5,498,108)
Forward Foreign Currency Contracts (U)	—	(326,083)	—	(326,083)

Total Other Financial Instruments	$(5,498,108)	$(76,853,059)	$—	$(82,351,167)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $53,259,176, representing 17.2% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	Illiquid security. At March 31, 2018, the value of such securities amounted to $1,562,758 or 0.5% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $954,073. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the total value of Regulation S securities is $7,275,224, representing 2.4% of the Portfolio’s net assets.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2018; the maturity date disclosed is the ultimate maturity date.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the value of the security is $615,416, representing 0.2% of the Portfolio’s net assets.
(L)	Securities are subject to sale-buyback transactions.
(M)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $1,242,842.
(N)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $805,386.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $696,381.
(P)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(U)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.3%
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.85% (A), 04/25/2026 (B)	$ 250,000	$ 250,084
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 2.65% (A), 10/29/2025 (B)	213,843	213,883
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
3-Month LIBOR + 1.15%, 2.91% (A), 07/27/2026 (B)	600,000	600,250
Series 2014-5A, Class A1R,
3-Month LIBOR + 1.14%, 2.86% (A), 10/16/2025 (B)	300,000	299,994
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR,
3-Month LIBOR + 1.21%, 2.97% (A), 07/27/2026 (B)	600,000	600,182
Colony Starwood Homes Trust
Series 2016-1A, Class A,
1-Month LIBOR + 1.50%, 3.31% (A), 07/17/2033 (B)	392,176	394,474
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.87% (A), 01/16/2026 (B)	700,000	700,096
Denali Capital CLO XI, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.15%, 2.89% (A), 04/20/2027 (B)	300,000	300,056
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.62% (A), 10/15/2027 (B)	500,000	500,315
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 2.76% (A), 03/25/2035	292,416	294,447
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 2.86% (A), 01/20/2026 (B)	500,000	500,023
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	680,476
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.84% (A), 10/22/2025 (B)	500,000	500,096

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KVK CLO, Ltd.
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 2.87% (A), 01/15/2026 (B)	$ 250,000	$ 250,037
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2,
1-Month LIBOR + 0.71%, 2.58% (A), 08/25/2035	58,152	58,370
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.57% (A), 12/26/2031 (B)	49,002	49,032
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 2.87% (A), 07/20/2026 (B)	300,000	300,056
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.96% (A), 10/20/2026 (B)	600,000	600,145
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 2.82% (A), 11/25/2065 (B)	224,371	224,937
Progress Residential Trust
Series 2016-SFR1, Class A,
1-Month LIBOR + 1.50%, 3.31% (A), 09/17/2033 (B)	296,958	298,920
SLC Private Student Loan Trust
Series 2006-A, Class A5,
3-Month LIBOR + 0.17%, 1.89% (A), 07/15/2036	1,575	1,575
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.23% (A), 02/17/2032 (B)	600,000	616,281
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 2.33% (A), 11/15/2023 (B)	366,597	366,815
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.18%, 2.91% (A), 04/18/2026 (B)	300,000	300,057
TICP CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.18%, 2.92% (A), 01/20/2027 (B)	300,000	300,050
Westlake Automobile Receivables Trust
Series 2016-3A, Class A2,
1.42%, 10/15/2019 (B)	290,368	289,894

Total Asset-Backed Securities (Cost $9,415,982)		9,490,545

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Barclays Bank PLC
1.94% (C), 09/04/2018	$ 500,000	$ 500,000

Total Certificate of Deposit (Cost $500,000)		500,000

CORPORATE DEBT SECURITIES - 19.9%
Aerospace & Defense - 0.0% (D)
Northrop Grumman Corp.
2.93%, 01/15/2025	100,000	95,883
3.25%, 01/15/2028	100,000	95,453

		191,336

Airlines - 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	194,477	183,575
3.25%, 04/15/2030	97,245	92,431
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B) (E)	200,000	202,120
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,047,817	1,032,361
United Airlines Pass-Through Trust
2.88%, 04/07/2030	300,000	282,405
3.10%, 04/07/2030	300,000	281,940

		2,074,832

Auto Components - 0.1%
Delphi Corp.
4.15%, 03/15/2024	240,000	246,121

Banks - 5.8%
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	800,000	803,415
Bank of America Corp.
2.63%, 10/19/2020, MTN	290,000	287,998
Fixed until 12/20/2027, 3.42% (A), 12/20/2028 (B)	1,578,000	1,511,562
6.88%, 04/25/2018, MTN	80,000	80,207
Bank of America NA
1.75%, 06/05/2018	750,000	749,003
Bank of Montreal
1.75%, 06/15/2021 (B)	500,000	482,446
2.55%, 11/06/2022, MTN	80,000	77,353
Barclays PLC
3.65%, 03/16/2025	300,000	288,999
4.34%, 01/10/2028 (F)	200,000	198,319
BNP Paribas SA
3.38%, 01/09/2025 (B)	500,000	483,644
Citigroup, Inc.
2.05%, 12/07/2018	510,000	508,095
2.40%, 02/18/2020	1,400,000	1,384,759
3-Month LIBOR + 0.86%, 2.89% (A), 12/07/2018	980,000	984,163
4.40%, 06/10/2025	750,000	763,415
Cooperatieve Rabobank UA
3.75%, 07/21/2026	400,000	386,050
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	773,622
HSBC USA, Inc.
2.38%, 11/13/2019	120,000	118,909
3-Month LIBOR + 0.61%, 2.43% (A), 11/13/2019	240,000	241,253

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC USA, Inc. (continued)
2.75%, 08/07/2020	$ 500,000	$ 496,225
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	99,704
3.90%, 07/15/2025	50,000	50,406
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	202,000
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	248,166
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 3.89% (A), 03/01/2021	329,000	340,855
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	9,000	8,864
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,300,000	1,278,584
Nykredit Realkredit A/S
1.00%, 04/01/2018, MTN	DKK 2,000,000	330,109
2.00%, 04/01/2018 (G)	4,800,000	792,262
Realkredit Danmark A/S
1.00%, 04/01/2018, MTN	15,000,000	2,475,819
2.00%, 04/01/2018	2,600,000	429,142
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	$ 300,000	296,268
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (H)	300,000	325,875
Santander Holdings USA, Inc.
2.70%, 05/24/2019	649,000	647,406
Santander UK Group Holdings PLC
2.88%, 10/16/2020	490,000	485,382
3.13%, 01/08/2021	60,000	59,507
Santander UK PLC
2.38%, 03/16/2020	1,000,000	986,139
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (G)	200,000	204,200
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (G) (H)	EUR 200,000	301,854
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 500,000	494,034
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	100,000	91,383
Swedbank AB
2.20%, 03/04/2020 (B)	280,000	275,516
Wells Fargo & Co.
3-Month LIBOR + 0.40%, 2.51% (A), 09/14/2018	700,000	700,576
2.55%, 12/07/2020, MTN	50,000	49,140
3.00%, 02/19/2025, MTN	100,000	95,269
Fixed until 05/27/2027, 3.58% (A), 05/22/2028, MTN	200,000	195,156
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	1,900,000	1,872,293

		23,955,346

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	850,000	850,625
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038 (I)	200,000	204,053
PepsiCo, Inc.
4.00%, 05/02/2047	200,000	200,992

		1,255,670

Biotechnology - 0.2%
AbbVie, Inc.
2.90%, 11/06/2022	710,000	693,542

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
AbbVie, Inc. (continued)
3.20%, 11/06/2022	$ 100,000	$ 98,717
Amgen, Inc.
4.50%, 03/15/2020	200,000	205,925

		998,184

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	255,746
Masco Corp.
4.45%, 04/01/2025	10,000	10,228
Owens Corning
4.20%, 12/01/2024	10,000	10,205

		276,179

Capital Markets - 1.3%
Brighthouse Holdings LLC
6.50% (J), 07/27/2037 (B) (E) (H)	100,000	110,750
Charles Schwab Corp.
Fixed until 12/01/2027, 5.00% (A), 12/01/2027 (H)	300,000	293,150
Credit Suisse AG
3-Month LIBOR + 0.68%, 2.44% (A), 04/27/2018	760,000	760,164
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	242,328
4.28%, 01/09/2028 (B)	600,000	601,410
Deutsche Bank AG
4.25%, 10/14/2021	200,000	203,140
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	39,595
3.85%, 07/08/2024, MTN	1,400,000	1,406,413
6.15%, 04/01/2018	80,000	80,000
InterContinental Exchange, Inc.
2.75%, 12/01/2020	30,000	29,827
Lazard Group LLC
3.75%, 02/13/2025	19,000	18,698
Morgan Stanley
4.00%, 07/23/2025, MTN	40,000	40,373
5.50%, 07/24/2020, MTN	1,200,000	1,260,489
6.63%, 04/01/2018, MTN	100,000	100,000
S&P Global, Inc.
4.40%, 02/15/2026	30,000	31,499

		5,217,836

Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023	20,000	18,800
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	9,000	8,895
7.00%, 10/15/2037 (B)	100,000	130,334
Republic Services, Inc.
2.90%, 07/01/2026	300,000	281,156
3.55%, 06/01/2022	300,000	303,015

		742,200

Consumer Finance - 1.3%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 2.33% (A), 08/15/2019, MTN	400,000	401,433
3-Month LIBOR + 0.78%, 2.57% (A), 11/05/2018, MTN	120,000	120,323

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	$ 700,000	$ 688,174
General Motors Financial Co., Inc.
3.20%, 07/13/2020	87,000	86,767
3.70%, 11/24/2020	510,000	514,621
Hyundai Capital America
2.50%, 03/18/2019 (B)	300,000	298,161
Synchrony Financial
2.60%, 01/15/2019	510,000	508,865
2.70%, 02/03/2020	9,000	8,905
4.50%, 07/23/2025	500,000	500,038
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	600,000	592,078
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	1,800,000	1,788,140

		5,507,505

Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	300,000	303,195

Diversified Financial Services - 0.5%
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 2,800,000	465,108
Helios Leasing I LLC
1.56%, 09/28/2024	$ 56,611	54,659
ORIX Corp.
3.25%, 12/04/2024	300,000	291,480
Protective Life Global Funding
3-Month LIBOR + 0.55%, 2.60% (A), 06/08/2018 (B)	600,000	600,333
2.70%, 11/25/2020 (B)	510,000	505,144
Tagua Leasing LLC
1.58%, 11/16/2024	58,742	56,389
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048 (B)	200,000	182,038

		2,155,151

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.23% (A), 06/30/2020	100,000	101,052
3.40%, 05/15/2025	720,000	693,754
3.90%, 08/14/2027	300,000	302,065
4.90%, 08/14/2037	300,000	301,694
5.25%, 03/01/2037	300,000	317,362
Orange SA
4.13%, 09/14/2021	230,000	238,703
Verizon Communications, Inc.
3.38%, 02/15/2025	697,000	685,092
4.52%, 09/15/2048	300,000	289,062
4.67%, 03/15/2055	475,000	451,810

		3,380,594

Electric Utilities - 1.0%
Appalachian Power Co.
3.40%, 06/01/2025	370,000	366,017
Duke Energy Corp.
3.75%, 04/15/2024	100,000	100,096
3.95%, 10/15/2023	200,000	204,077
4.80%, 12/15/2045	510,000	548,494
Electricite de France SA
3.63%, 10/13/2025 (B)	500,000	500,238

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Mississippi, Inc.
2.85%, 06/01/2028	$ 700,000	$ 654,972
Exelon Corp.
3.40%, 04/15/2026	400,000	386,249
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	200,000	195,816
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	102,253
Pacific Gas & Electric Co.
2.45%, 08/15/2022	500,000	477,784
3.50%, 06/15/2025	10,000	9,758
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	508,221

		4,053,975

Electrical Equipment - 0.0% (D)
Schneider Electric SE
2.95%, 09/27/2022 (B)	75,000	73,803

Electronic Equipment, Instruments & Components - 0.0% (D)
Arrow Electronics, Inc.
3.25%, 09/08/2024	200,000	190,649
Flex, Ltd.
4.75%, 06/15/2025	10,000	10,443

		201,092

Energy Equipment & Services - 0.1%
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	255,000	272,138

Equity Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	97,859
4.30%, 01/15/2026	550,000	555,500
4.50%, 07/30/2029	200,000	202,718
American Tower Corp.
3.38%, 10/15/2026	400,000	374,276
4.00%, 06/01/2025	760,000	755,331
4.40%, 02/15/2026	400,000	404,214
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	360,000	356,070
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	121,825
5.25%, 01/15/2023	600,000	637,590
Digital Realty Trust, LP
3.95%, 07/01/2022	500,000	509,271
Federal Realty Investment Trust
3.63%, 08/01/2046	100,000	88,634
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	354,459
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	351,246
Prologis, LP
3.75%, 11/01/2025	10,000	10,099
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 2.49% (A), 04/16/2019, MTN (G)	500,000	501,781
WP Carey, Inc.
4.60%, 04/01/2024	300,000	307,493

		5,628,366

Food & Staples Retailing - 0.1%
CVS Health Corp.
4.10%, 03/25/2025	50,000	50,353

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
CVS Health Corp. (continued)
4.30%, 03/25/2028	$ 150,000	$ 150,639
4.78%, 03/25/2038	50,000	50,677
5.05%, 03/25/2048	50,000	52,589

		304,258

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	10,000	9,981
4.38%, 06/01/2046	250,000	229,246
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	100,000	102,960

		342,187

Gas Utilities - 0.2%
ONE Gas, Inc.
2.07%, 02/01/2019	700,000	694,707

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	368,829
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	504,463
3.15%, 04/01/2022	20,000	19,713
3.55%, 04/01/2025	20,000	19,407

		912,412

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	10,000	9,828
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	230,860
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	107,802
Humana, Inc.
4.80%, 03/15/2047	100,000	103,148
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	9,000	8,868
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	191,143

		651,649

Independent Power & Renewable Electricity Producers - 0.0% (D)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	109,061

Insurance - 1.0%
Brighthouse Financial, Inc.
4.70%, 06/22/2047 (B)	200,000	183,295
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	20,000	19,671
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,133
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	510,000	503,277
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	10,000	9,997
MetLife, Inc.
4.05%, 03/01/2045	10,000	9,552
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	147,075
2.30%, 04/10/2019 (B)	300,000	298,593
New York Life Global Funding
3-Month LIBOR + 0.40%, 2.10% (A), 04/06/2018 (B)	900,000	900,006

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	$ 600,000	$ 572,550
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	510,000	504,773
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	300,000	295,469
3.00%, 04/18/2026 (B)	200,000	190,956
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	60,000	59,821
2.50%, 04/24/2019 (B)	100,000	99,570
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	400,000	400,062
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	95,257
XLIT, Ltd.
4.45%, 03/31/2025	10,000	10,065

		4,310,122

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	100,000	97,675
5.20%, 12/03/2025	410,000	456,928

		554,603

IT Services - 0.1%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	242,000	252,808

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 01/15/2023	490,000	482,095
3.30%, 02/15/2022	20,000	19,960

		502,055

Marine - 0.0% (D)
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	200,000	194,657

Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	287,169
4.46%, 07/23/2022	600,000	612,894
5.38%, 05/01/2047	300,000	290,171
Comcast Corp.
4.40%, 08/15/2035	10,000	10,310
4.75%, 03/01/2044	800,000	843,410
Discovery Communications LLC
5.00%, 09/20/2037	200,000	199,325
Sky PLC
3.13%, 11/26/2022 (B)	40,000	39,600

		2,282,879

Multi-Utilities - 0.2%
DTE Electric Co.
3.70%, 06/01/2046	600,000	589,026

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
E.ON International Finance BV
6.65%, 04/30/2038 (B)	$ 240,000	$ 307,956
Sempra Energy
2.88%, 10/01/2022	75,000	73,346

		970,328

Oil, Gas & Consumable Fuels - 0.9%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	200,000	199,951
Cimarex Energy Co.
3.90%, 05/15/2027	250,000	246,549
Concho Resources, Inc.
3.75%, 10/01/2027	200,000	195,558
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (F) (G)	200,000	212,706
Energy Transfer Partners, LP
4.05%, 03/15/2025	100,000	98,075
4.75%, 01/15/2026	400,000	404,439
7.50%, 07/01/2038	50,000	60,418
Enterprise Products Operating LLC
3.70%, 02/15/2026 (F)	520,000	515,292
Petroleos Mexicanos
6.00%, 03/05/2020	64,000	66,688
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	645,828
Shell International Finance BV
4.00%, 05/10/2046	200,000	200,168
TransCanada PipeLines, Ltd.
7.63%, 01/15/2039	200,000	277,939
TransCanada Trust
Fixed until 03/15/2027, 5.30% (A), 03/15/2077	100,000	98,750
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	9,902
3.70%, 03/15/2028 (B)	300,000	289,227

		3,521,490

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
5.40%, 11/01/2020 (B)	220,000	232,579

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.85%, 06/15/2024	700,000	691,588
Baxalta, Inc.
3.60%, 06/23/2022	10,000	9,969
ELI Lilly & Co.
3.10%, 05/15/2027	200,000	195,138
EMD Finance LLC
2.40%, 03/19/2020 (B)	250,000	247,280
Johnson & Johnson
3.63%, 03/03/2037	300,000	298,862
Mylan, Inc.
4.55%, 04/15/2028 (B) (I)	100,000	100,163
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	100,000	95,468
3.20%, 09/23/2026	200,000	186,490
Zoetis, Inc.
3.00%, 09/12/2027	200,000	187,400

		2,012,358

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	$ 400,000	$ 411,799
5.15%, 09/01/2043	100,000	115,749
Kansas City Southern
4.95%, 08/15/2045	300,000	322,153
Union Pacific Corp.
4.10%, 09/15/2067	100,000	95,654

		945,355

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
4.10%, 05/11/2047	300,000	307,806

Software - 0.3%
Autodesk, Inc.
4.38%, 06/15/2025	20,000	20,559
Microsoft Corp.
4.10%, 02/06/2037	300,000	318,115
Oracle Corp.
2.95%, 05/15/2025	760,000	735,956

		1,074,630

Specialty Retail - 0.2%
Lowe’s Cos., Inc.
3.70%, 04/15/2046	900,000	836,817
QVC, Inc.
4.45%, 02/15/2025	100,000	98,641
4.85%, 04/01/2024	100,000	101,783

		1,037,241

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.09% (A), 05/06/2019	300,000	300,876
2.85%, 05/11/2024	100,000	97,479
2.90%, 09/12/2027	200,000	190,379
3.20%, 05/11/2027	100,000	97,713
3.35%, 02/09/2027	200,000	197,582
3.75%, 09/12/2047	100,000	96,647
4.65%, 02/23/2046	100,000	110,120
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	400,000	486,310

		1,577,106

Tobacco - 0.3%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	500,000	496,800
BAT International Finance PLC
3.50%, 06/15/2022 (B)	10,000	9,970
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	500,000	507,542
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,173
4.85%, 09/15/2023	100,000	105,551

		1,130,036

Trading Companies & Distributors - 0.0% (D)
GATX Corp.
3.25%, 09/15/2026	150,000	141,010

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B) (E)	200,000	200,429

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	$ 10,000	$ 9,729
3.90%, 03/22/2023 (B)	100,000	100,438

		310,596

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	260,000	260,470

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	200,000	200,750
5.15%, 03/20/2028 (B)	200,000	201,060
T-Mobile USA, Inc.
6.00%, 03/01/2023	22,000	22,880
6.38%, 03/01/2025	22,000	22,990

		447,680

Total Corporate Debt Securities (Cost $81,703,145)		81,613,606

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
Brazil - 0.0% (D)
Brazil Government International Bond
5.63%, 02/21/2047 (F)	200,000	193,900

Canada - 0.3%
Province of Ontario
1.65%, 09/27/2019	600,000	592,861
Province of Quebec
2.50%, 04/20/2026	600,000	572,838

		1,165,699

Japan - 0.7%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	1,926,393
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	871,517

		2,797,910

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	300,000	294,050

Qatar - 0.4%
Qatar Government International Bond
2.38%, 06/02/2021 (G)	1,600,000	1,547,360
4.50%, 01/20/2022 (G)	200,000	206,309

		1,753,669

Republic of Korea - 0.2%
Export-Import Bank of Korea
1.93%, 02/24/2020 (B) (E) (G)	CAD 300,000	228,930
3-Month LIBOR + 0.70%, 2.64% (A), 05/26/2019	$ 600,000	600,858

		829,788

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.4%
Saudi Arabia Government International Bond
3.63%, 03/04/2028 (B)	$ 1,600,000	$ 1,519,437
4.63%, 10/04/2047 (B)	200,000	190,750

		1,710,187

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	300,000	283,500

Total Foreign Government Obligations (Cost $9,290,865)		9,028,703

MORTGAGE-BACKED SECURITIES - 1.2%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.75% (A), 04/24/2049 (G)	GBP 129,223	182,324
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.31% (A), 07/25/2035	$ 18,760	18,851
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 2.66% (A), 07/15/2034 (B)	904,373	907,213
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
3.70% (A), 11/25/2034	62,309	63,433
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	601,903
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.76% (A), 12/10/2044 (G)	GBP 97,971	135,818
Gemgarto PLC
Series 2015-1, Class A,
3-Month GBP LIBOR + 0.95%, 1.49% (A), 02/16/2047 (G)	8,465	11,885
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	$ 360,723	351,666
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	171,600	177,271
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 2.55% (A), 04/25/2028	212,180	204,199
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	497,042
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.00% (A), 12/15/2048	737,964	28,571

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 2.39% (A), 05/25/2035	$ 47,700	$ 47,866
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.78% (A), 06/10/2043 (G)	GBP 498,007	694,566
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.80% (A), 06/10/2059 (G)	271,856	369,983
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.35% (A), 06/10/2059 (G)	52,441	69,464
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.95% (A), 06/10/2059 (G)	62,429	83,581
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.15% (A), 06/10/2059 (G)	49,111	65,035
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
3.23% (A), 04/25/2035	$ 43,658	44,324
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	499,522

Total Mortgage-Backed Securities (Cost $5,031,723)		5,054,517

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	139,326
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	142,898
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	219,284

		501,508

Illinois - 0.1%
City of Chicago, General Obligation Unlimited
Series B,
6.31%, 01/01/2044	210,000	211,247
7.05%, 01/01/2029	200,000	215,662

		426,909

Maryland - 0.0% (D)
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	94,376

Michigan - 0.0% (D)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	100,000	99,471

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
Port Authority of New York & New Jersey,
Revenue Bonds,
4.46%, 10/01/2062	$ 100,000	$ 109,430

Utah - 0.0% (D)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 2.37% (A), 12/26/2031	54,852	55,204

West Virginia - 0.0% (D)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	99,025

Total Municipal Government Obligations (Cost $1,307,193)		1,385,923

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (L)	7,525,000	7,412,170
2.38%, 01/13/2022	4,500,000	4,468,005
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.34% (A), 02/25/2023	1,022,064	1,025,895
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.92% (A), 01/15/2038	622,792	622,871
1-Month LIBOR + 0.40%, 2.18% (A), 02/15/2041 - 09/15/2045	1,092,126	1,095,916
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.44% (A), 01/15/2038	622,792	32,626
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) *1-Month LIBOR + 5.89%, 4.11% (A), 09/15/2043	656,810	121,006
Federal National Mortgage Association
3.50%, 06/01/2045	320,909	322,295
3.50%, TBA (I)	16,500,000	16,534,482
3.70%, 09/01/2034	283,049	294,418
4.50%, 03/01/2039 - 02/01/2041	271,372	286,917
4.50%, TBA (I)	1,000,000	1,045,293
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 2.44% (A), 06/25/2041	914,376	924,395
1-Month LIBOR + 0.75%, 2.62% (A), 05/25/2040	755,463	764,031
1-Month LIBOR + 0.85%, 2.72% (A), 11/25/2039	2,446,292	2,498,521
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	385,228	36,729

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Financing Corp., Principal Only STRIPS
Series 1P, 05/11/2018	$ 200,000	$ 199,583
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.37% (A), 05/20/2066 - 06/20/2066	1,463,963	1,482,417

Total U.S. Government Agency Obligations (Cost $39,246,401)		39,167,570

U.S. GOVERNMENT OBLIGATIONS - 18.6%
U.S. Treasury - 18.2%
U.S. Treasury Bond
2.75%, 08/15/2047	400,000	382,297
2.75%, 11/15/2047 (L)	2,700,000	2,581,137
2.88%, 11/15/2046 (L)	1,200,000	1,176,844
4.25%, 05/15/2039 (L)	2,300,000	2,798,723
4.38%, 11/15/2039 (L)	2,300,000	2,847,957
4.50%, 08/15/2039 (L)	9,860,000	12,401,261
U.S. Treasury Note
1.25%, 04/30/2019 (L) (M)	4,000,000	3,961,250
1.63%, 05/31/2023 (L)	330,000	314,725
1.88%, 03/31/2022 - 07/31/2022 (L)	13,700,000	13,369,097
2.00%, 12/31/2021 (L)	1,900,000	1,866,379
2.13%, 12/31/2022 (L)	600,000	588,445
2.25%, 02/15/2027 - 11/15/2027 (L)	30,050,000	28,854,771
2.38%, 05/15/2027 (L)	3,200,000	3,104,625
2.75%, 02/15/2028	400,000	400,203

		74,647,714

U.S. Treasury Inflation-Protected Securities - 0.4%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (L)	1,568,325	1,606,227

Total U.S. Government Obligations (Cost $77,137,070)		76,253,941

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.1%
Greece - 0.1%
Hellenic Republic Treasury Bill
1.27% (C), 03/15/2019	EUR 200,000	243,176

Total Short-Term Foreign Government Obligation (Cost $244,240)		243,176

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bill
1.39% (C), 04/19/2018 (N)	$19,000	354,440
1.44% (C), 04/19/2018 - 04/26/2018 (N)	774,000	1,236,320
1.52% (C), 04/19/2018 (N)	929,000	354,441
1.56% (C), 04/19/2018 (N)	131,000	354,441
1.58% (C), 04/19/2018 (N)	664,000	354,441
1.68% (C), 04/19/2018 (N)	494,000	354,440

Total Short-Term U.S. Government Obligations (Cost $3,008,573)		3,008,523

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	828,205	$ 828,205

Total Securities Lending Collateral (Cost $828,205)		828,205

	Principal	Value
REPURCHASE AGREEMENTS - 81.2%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $8,099,852 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $8,264,765.	$ 8,099,186	8,099,186
HSBC Bank PLC, 1.92% (C), dated 03/29/2018, to be repurchased at $50,018,667 on 04/05/2018. Collateralized by U.S. Government Obligations, 1.13% - 1.63%, due 12/31/2018 - 08/15/2022, and with a total value of $51,643,918.	50,000,000	50,000,000
JPMorgan Securities LLC, 2.00% (C), dated 03/29/2018, to be repurchased at $117,126,022 on 04/02/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 05/15/2025, and with a value of $119,760,366.	117,100,000	117,100,000
Merrill Lynch Pierce Fenner & Smith, 1.83% (C), dated 03/29/2018, to be repurchased at $100,005,083 on 04/03/2018. Collateralized by U.S. Government Obligations, 3.00% - 3.75%, due 11/15/2043 - 11/15/2044, and with a total value of $102,032,433.	100,000,000	100,000,000
Merrill Lynch Pierce Fenner & Smith, 1.99% (C), dated 03/29/2018, to be repurchased at $32,907,275 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $34,225,897.	32,900,000	32,900,000
RBC Capital Markets LLC, 1.95% (C), dated 03/29/2018, to be repurchased at $25,805,590 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.50%, due 05/15/2020, and with a value of $26,358,818.	25,800,000	25,800,000

Total Repurchase Agreements (Cost $333,899,186)		333,899,186

Value
Total Investments Excluding Purchased Options/Swaptions (Cost $561,612,583)	$ 560,473,895
Total Purchased Options/Swaptions - 1.2% (Cost $4,807,110)	5,099,399

Total Investments (Cost $566,419,693)	565,573,294
Net Other Assets (Liabilities) - (37.5)%	(154,210,513)

Net Assets - 100.0%	$ 411,362,781

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (12.5)%

Bank of Nova Scotia, 1.58% (C), dated 01/16/2018, to be repurchased at $(23,762,639) on 04/13/2018. Collateralized by U.S. Government Obligations, 1.48% - 2.25%, due 04/19/2018 - 08/15/2027, and Cash with a total value of $(24,023,271).

	$ (23,672,250)	$ (23,672,250)
Bank of Nova Scotia, 1.61% (C), dated 01/24/2018, to be repurchased at $(6,110,998) on 04/24/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(5,939,204).	(6,086,500)	(6,086,500)
Deutsche Bank Securities, Inc., 2.05% (C), dated 03/26/2018, to be repurchased at $(1,179,470) on 04/02/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 12/31/2022, and with a value of $(1,183,465).	(1,179,000)	(1,179,000)
JPMorgan Securities LLC, 1.50% (C), dated 03/02/2018, to be repurchased at $(1,028,922) on 04/13/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2047, and with a value of $(1,063,237).	(1,027,125)	(1,027,125)
JPMorgan Securities LLC, 1.62% (C), dated 01/25/2018, to be repurchased at $(1,874,310) on 04/25/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(1,860,783).	(1,866,750)	(1,866,750)
Merrill Lynch Pierce Fenner & Smith, 2.04% (C), dated 03/21/2018, to be repurchased at $(989,785) on 04/04/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(1,010,928).	(989,000)	(989,000)
Merrill Lynch Pierce Fenner & Smith, 2.20% (C), dated 03/26/2018, to be repurchased at $(9,337,743) on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(9,274,120).	(9,333,750)	(9,333,750)
RBC Capital Markets LLC, 1.64% (C), dated 02/06/2018, to be repurchased at $(582,192) on 04/11/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(587,616).	(580,500)	(580,500)
RBS Securities, Inc., 1.65% (C), dated 03/14/2018, to be repurchased at $(2,359,814) on 04/16/2018. Collateralized by a U.S. Government Obligation, 2.75%, 11/15/2047, and with a value of $(2,416,448).	(2,356,250)	(2,356,250)
RBS Securities, Inc., 1.80% (C), dated 03/07/2018, to be repurchased at $(1,177,940) on 04/09/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 12/31/2022, and with a value of $(1,183,465).	(1,176,000)	(1,176,000)
RBS Securities, Inc., 2.03% (C), dated 03/27/2018, to be repurchased at $(680,412) on 04/10/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(685,552).	(679,875)	(679,875)
RBS Securities, Inc., 2.05% (C), dated 03/28/2018, to be repurchased at $(880,601) on 04/04/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(884,562).	(880,250)	(880,250)
RBS Securities, Inc., 2.05% (C), dated 03/23/2018, to be repurchased at $(1,724,874) on 04/06/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2027, and with a value of $(1,739,812).	(1,723,500)	(1,723,500)

Total Reverse Repurchase Agreements (Cost $51,550,750)		$ (51,550,750)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD 2,250.00	12/21/2018	USD	224,209,863	849	$4,457,627	$4,677,990

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)	CSS	3-Month USD-LIBOR	Receive	1.85%	11/30/2018	USD	15,200,000	$21,934	$5,973
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)	CITI	3-Month USD-LIBOR	Receive	2.00	12/19/2018	USD	15,200,000	33,674	6,591
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)	GSB	3-Month USD-LIBOR	Receive	2.15	01/31/2019	USD	17,500,000	18,375	15,112
Put - Receives Floating Rate Index 3-Month USD-LIBOR (E)	GSB	3-Month USD-LIBOR	Pay	2.30	10/21/2019	USD	2,900,000	275,500	393,733

Total								$349,483	$421,409

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. ZAR	JPM	USD 12.25	06/20/2018	USD	400,000	$(13,622)	$(6,317)
Put - USD vs. ZAR	GSB	USD 12.25	06/20/2018	USD	400,000	(6,172)	(16,117)

Total						$(19,794)	$(22,434)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 29	CSS	Pay	0.80%	05/16/2018	USD	1,400,000	$(1,925)	$(735)
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.85	05/16/2018	USD	600,000	(546)	(431)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN (continued):

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - North America Investment Grade Index - Series 30	GSI	Pay	0.85%	06/20/2018	USD 400,000	$(640)	$(561)
Put - North America Investment Grade Index - Series 30	JPM	Pay	0.90	06/20/2018	USD 400,000	(468)	(464)
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.90	06/20/2018	USD 700,000	(770)	(811)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.90	06/20/2018	USD 900,000	(1,360)	(1,043)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.90	06/20/2018	USD 500,000	(587)	(579)
Put - North America Investment Grade Index - Series 30	DUB	Pay	0.95	07/18/2018	USD 1,100,000	(1,829)	(1,548)

Total						$(8,125)	$(6,172)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - 5-Year	CSS	3-Month USD-LIBOR	Receive	2.19%	11/30/2018	USD 5,900,000	$(20,783)	$(9,528)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.19	12/19/2018	USD 3,200,000	(33,731)	(11,907)
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	2.21	01/31/2019	USD 3,500,000	(18,375)	(16,771)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD 14,500,000	(275,500)	(581,436)

Total							$(348,389)	$(619,642)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)	Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD 700,000	$13,095	$12,831	$264
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD 1,200,000	20,177	20,588	(411)

Total					$33,272	$33,419	$(147)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/Quarterly	06/21/2027	USD 17,200,000	$1,778,961	$1,193,680	$585,281
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD 1,900,000	146,776	84,257	62,519
3-Month USD-LIBOR	Receive	2.25	Semi-Annually/Quarterly	12/16/2022	USD 200,000	(2,954)	1,433	(4,387)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD 15,100,000	721,005	856,559	(135,554)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD 1,100,000	22,172	25,317	(3,145)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	2.75%	Semi-Annually/Quarterly	12/20/2047	USD	1,300,000	$22,868	$(45,606)	$68,474
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR	1,800,000	8,294	(20,238)	28,532
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	3,300,000	18,039	75,904	(57,865)
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	1,600,000	(72,482)	(41,378)	(31,104)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	180,000,000	(23,473)	24,992	(48,465)

Total							$2,619,206	$2,154,920	$464,286

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$3,543	$(39,532)	$43,075
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	600,000	(234)	(36,385)	36,151

Total							$3,309	$(75,917)	$79,226

Total Return Swap Agreements (R)

Reference Entity	Counterparty	Rate	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	CITI	3-Month USD-LIBOR	Receive	Quarterly	05/23/2018	USD	55,938,286	9,147	$(1,190,562)	$—	$(1,190,562)
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	06/07/2018	USD	446,253	73	(8,868)	—	(8,868)
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	08/22/2018	USD	6,616,948	1,082	(140,252)	—	(140,252)

Total									$(1,339,682)	$—	$(1,339,682)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	102	04/16/2018	$24,922,437	$24,916,050	$—	$(6,387)
90-Day Eurodollar	Long	10	06/18/2018	2,442,325	2,442,500	175	—
90-Day Eurodollar	Long	85	12/17/2018	20,758,172	20,719,813	—	(38,359)
90-Day Eurodollar	Long	159	03/18/2019	38,802,166	38,720,475	—	(81,691)
90-Day Eurodollar	Short	(122)	06/17/2019	(29,811,001)	(29,684,125)	126,876	—
90-Day Eurodollar	Short	(73)	09/16/2019	(17,829,266)	(17,752,688)	76,578	—
90-Day Eurodollar	Short	(267)	12/16/2019	(65,127,141)	(64,891,013)	236,128	—
90-Day Eurodollar	Short	(159)	03/16/2020	(38,724,247)	(38,638,988)	85,259	—
5-Year U.S. Treasury Note	Long	10	06/29/2018	1,137,822	1,144,609	6,787	—
10-Year U.S. Treasury Note	Short	(55)	06/20/2018	(6,610,225)	(6,662,734)	—	(52,509)
Euro OAT	Short	(11)	06/07/2018	(2,055,122)	(2,092,367)	—	(37,245)
German Euro Bund	Short	(4)	06/07/2018	(769,543)	(784,682)	—	(15,139)
Russell 2000® E-Mini	Long	270	06/15/2018	21,519,166	20,671,200	—	(847,966)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	1,442	06/15/2018	$198,649,152	$190,560,300	$—	$(8,088,852)
U.S. Treasury Bond	Long	30	06/20/2018	4,400,174	4,523,344	123,170	—

Total						$654,973	$(9,168,148)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/03/2018	USD	1,708,606	DKK	11,486,710	$—	$(187,722)
BOA	04/03/2018	USD	223,217	DKK	1,539,080	—	(30,868)
CITI	06/07/2018	RUB	114,661,725	USD	2,001,123	—	(14,946)
CITI	07/02/2018	USD	118,930	DKK	715,000	68	—
CITI	03/15/2019	USD	254,645	EUR	200,000	1,413	—
DUB	06/20/2018	KRW	1,079,836,000	USD	998,000	17,966	—
GSB	04/03/2018	USD	1,703,956	DKK	11,692,210	—	(226,297)
GSB	04/04/2018	USD	651,690	EUR	528,000	1,832	—
GSB	04/04/2018	EUR	768,000	USD	937,327	7,921	—
GSB	05/15/2018	JPY	175,411,372	USD	1,624,098	29,241	—
GSB	06/20/2018	KRW	1,072,410,338	USD	1,003,000	5,979	—
HSBC	06/20/2018	USD	1,991,708	KRW	2,152,937,104	—	(33,887)
JPM	04/03/2018	USD	115,662	DKK	715,000	—	(2,376)
JPM	04/04/2018	USD	229,727	CAD	295,000	734	—
JPM	04/04/2018	USD	648,665	EUR	526,000	1,268	—
JPM	04/04/2018	USD	1,792,946	GBP	1,302,000	—	(34,066)
JPM	04/04/2018	GBP	129,000	USD	178,188	2,830	—
JPM	05/15/2018	JPY	67,200,000	USD	634,307	—	(913)
JPM	10/01/2018	USD	423,573	DKK	2,875,000	—	(57,926)
JPM	10/01/2018	DKK	47,000	USD	7,289	583	—

Total						$69,835	$(589,001)

SECURITY VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,490,545	$—	$9,490,545
Certificate of Deposit	—	500,000	—	500,000
Corporate Debt Securities	—	81,613,606	—	81,613,606
Foreign Government Obligations	—	9,028,703	—	9,028,703
Mortgage-Backed Securities	—	5,054,517	—	5,054,517
Municipal Government Obligations	—	1,385,923	—	1,385,923
U.S. Government Agency Obligations	—	39,167,570	—	39,167,570
U.S. Government Obligations	—	76,253,941	—	76,253,941
Short-Term Foreign Government Obligation	—	243,176	—	243,176
Short-Term U.S. Government Obligations	—	3,008,523	—	3,008,523
Securities Lending Collateral	828,205	—	—	828,205
Repurchase Agreements	—	333,899,186	—	333,899,186
Exchange-Traded Options Purchased	4,677,990	—	—	4,677,990
Over-the-Counter Interest Rate Swaptions Purchased	—	421,409	—	421,409

Total Investments	$5,506,195	$560,067,099	$—	$565,573,294

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$33,272	$—	$33,272
Centrally Cleared Interest Rate Swap Agreements	—	2,718,115	—	2,718,115
Over-the-Counter Credit Default Swap Agreements	—	3,543	—	3,543
Futures Contracts (T)	654,973	—	—	654,973
Forward Foreign Currency Contracts (T)	—	69,835	—	69,835

Total Other Financial Instruments	$654,973	$2,824,765	$—	$3,479,738

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(51,550,750)	$—	$(51,550,750)
Over-the-Counter Foreign Exchange Options Written	—	(22,434)	—	(22,434)
Over-the-Counter Credit Default Swaptions Written	—	(6,172)	—	(6,172)
Over-the-Counter Interest Rate Swaptions Written	—	(619,642)	—	(619,642)
Centrally Cleared Interest Rate Swap Agreements	—	(98,909)	—	(98,909)
Over-the-Counter Credit Default Swap Agreements	—	(234)	—	(234)
Over-the-Counter Total Return Swap Agreements	—	(1,339,682)	—	(1,339,682)
Futures Contracts (T)	(9,168,148)	—	—	(9,168,148)
Forward Foreign Currency Contracts (T)	—	(589,001)	—	(589,001)

Total Other Financial Instruments	$(9,168,148)	$(54,226,824)	$—	$(63,394,972)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $38,372,999, representing 9.3% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Illiquid security. At March 31, 2018, the value of such securities amounted to $1,163,638 or 0.3% of the Portfolio’s net assets.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $810,947. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the total value of Regulation S securities is $5,608,058, representing 1.4% of the Portfolio’s net assets.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2018; the maturity date disclosed is the ultimate maturity date.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the value of the security is $351,666, representing 0.1% of the Portfolio’s net assets.
(L)	Securities are subject to sale-buyback transactions.
(M)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $431,776.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $1,780,562.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(S)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.7%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 2.49% (A), 04/25/2034	$ 337,089	$ 337,682
Adams Mill CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.10%, 2.82% (A), 07/15/2026 (B)	4,400,000	4,400,625
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A2B,
1-Month LIBOR + 0.30%, 2.11% (A), 05/18/2020	3,303,397	3,303,304
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.39%, 2.26% (A), 03/25/2036	200,000	198,133
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A,
1-Month LIBOR + 0.58%, 2.45% (A), 07/25/2032	5,691	5,622
Apidos CLO XVI
Series 2013-16A, Class A1R,
3-Month LIBOR + 0.98%, 2.72% (A), 01/19/2025 (B)	5,000,000	5,000,570
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.38%, 2.25% (A), 02/25/2036	3,035,626	2,366,991
Bayview Opportunity Master Fund IIIa Trust
Series 2017-RN8, Class A1,
3.35% (A), 11/28/2032 (B)	4,422,516	4,408,713
Bayview Opportunity Master Fund IIIb Trust
Series 2017-RN6, Class A1,
3.10% (A), 08/28/2032 (B)	410,002	407,611
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 2.52% (A), 03/25/2035	908,005	915,382
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 2.88% (A), 06/25/2035	289,983	293,342
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.11% (A), 12/25/2036	13,681,880	10,088,504
Series 2007-HE3, Class 1A2,
1-Month LIBOR + 0.20%, 2.07% (A), 04/25/2037	1,200,620	1,492,808
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.53% (A), 10/25/2032	8,779	8,807

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities Trust (continued)
Series 2006-SD3, Class 21A1,
3.56% (A), 07/25/2036	$ 97,409	$ 97,777
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A1AR,
3-Month LIBOR + 0.78%, 2.51% (A), 07/18/2027 (B)	4,500,000	4,499,689
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 2.65% (A), 10/29/2025 (B)	5,987,617	5,988,725
BNC Mortgage Loan Trust
Series 2007-3, Class A3,
1-Month LIBOR + 0.13%, 2.00% (A), 07/25/2037	598,978	597,760
Cent CLO 19, Ltd.
Series 2013-19A, Class A1A,
3-Month LIBOR + 1.33%, 3.09% (A), 10/29/2025 (B)	6,383,982	6,385,597
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR,
3-Month LIBOR + 1.21%, 2.97% (A), 07/27/2026 (B)	7,000,000	7,002,121
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.08% (A), 01/18/2022	7,000,000	7,018,841
CIFC Funding, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.78%, 2.50% (A), 04/15/2027 (B)	8,500,000	8,499,855
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 3.22% (A), 10/25/2037 (B)	5,681,950	5,709,912
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 2.03% (A), 12/25/2036 (B)	9,748,889	6,374,510
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 2.04% (A), 05/25/2037	980,463	973,061
Series 2007-FS1, Class 1A1,
4.57% (A), 10/25/2037 (B)	3,954,231	4,102,782
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 2.82% (A), 10/25/2034	4,631,000	4,635,928
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
1-Month LIBOR + 1.05%, 2.92% (A), 08/25/2033	778,243	724,467
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 3.45% (A), 11/25/2034	2,500,000	2,176,256
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 2.01% (A), 04/25/2047	4,694,318	4,550,800

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates (continued)
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 2.01% (A), 06/25/2047	$ 11,721,515	$ 10,674,221
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 2.02% (A), 06/25/2047	4,182,918	4,111,499
Series 2006-26, Class 1A,
1-Month LIBOR + 0.14%, 2.01% (A), 06/25/2037	4,093,673	3,704,169
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 2.01% (A), 08/25/2037	6,206,023	5,993,864
Series 2007-9, Class 1A,
1-Month LIBOR + 0.20%, 2.07% (A), 06/25/2047	8,433,900	6,878,572
CSMC Trust
Series 2017-1A, Class A,
4.50%, 03/25/2021 (B)	4,550,604	4,560,133
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class MV4,
1-Month LIBOR + 1.28%, 3.15% (A), 04/25/2035	861,540	866,765
CWABS, Inc. Asset-Backed Certificates Trust
Series 2003-BC1, Class A1,
1-Month LIBOR + 0.80%, 2.67% (A), 03/25/2033	25,489	25,134
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.62% (A), 10/15/2027 (B)	7,100,000	7,104,480
Emerson Park CLO, Ltd.
Series 2013-1A, Class A1AR,
3-Month LIBOR + 0.98%, 2.70% (A), 07/15/2025 (B)	3,299,032	3,299,520
Evergreen Credit Card Trust
Series 2016-1, Class A,
1-Month LIBOR + 0.72%, 2.50% (A), 04/15/2020 (B)	8,092,000	8,094,623
Ford Credit Auto Owner Trust
Series 2014-2, Class A,
2.31%, 04/15/2026 (B)	6,820,000	6,779,456
Ford Credit Floorplan Master Owner Trust
Series 2015-4, Class A2,
1-Month LIBOR + 0.60%, 2.38% (A), 08/15/2020	5,500,000	5,510,167
Golden Credit Card Trust
Series 2017-1A, Class A,
1-Month LIBOR + 0.40%, 2.18% (A), 02/15/2021 (B)	7,000,000	7,016,461
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 3.19% (A), 12/25/2034	3,689,815	2,718,045
Series 2007-HS1, Class A1,
1-Month LIBOR + 0.85%, 2.72% (A), 02/25/2047	2,341,767	2,323,842

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.84% (A), 10/22/2025 (B)	$ 7,500,000	$ 7,501,432
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.47% (A), 11/25/2032	1,283	1,236
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 2.65% (A), 10/25/2034	4,607,939	4,573,519
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A,
1.69%, 12/16/2019 (B)	6,068,647	6,043,906
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 2.62% (A), 01/15/2028 (B)	7,000,000	6,998,495
Malin CLO BV
Series 2007-1A, Class VFNE,
3-Month EURIBOR + 0.27%, 0.00% (A), 05/07/2023 (B)	EUR 780,668	959,609
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 3.02% (A), 08/25/2037	$ 3,676,650	3,114,853
Monarch Grove CLO Trust
Series 2018-1A, Class A1,
3-Month LIBOR + 0.88%, 2.44% (A), 01/25/2028 (B)	5,700,000	5,699,020
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 2.80% (A), 11/25/2034	1,896,553	1,898,734
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 2.64% (A), 07/25/2035	4,766,615	4,789,350
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 2.12% (A), 03/25/2037	3,022,474	1,584,157
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 2.93% (A), 04/18/2025 (B)	5,600,000	5,601,070
Navient Student Loan Trust
Series 2017-3A, Class A1,
1-Month LIBOR + 0.30%, 2.17% (A), 07/26/2066 (B)	5,100,486	5,103,107
Series 2018-2A, Class A1,
1-Month LIBOR + 0.24%, 2.22% (A), 03/25/2067 (B) (C)	11,900,000	11,895,221
New Century Home Equity Loan Trust
Series 2005-C, Class A2C,
1-Month LIBOR + 0.25%, 2.12% (A), 12/25/2035	581,597	581,033
Nissan Master Owner Trust Receivables
Series 2016-A, Class A1,
1-Month LIBOR + 0.64%, 2.42% (A), 06/15/2021	7,000,000	7,033,844

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ltd.
Series 2015-9A, Class A1R,
3-Month LIBOR + 0.80%, 2.52% (A), 07/15/2027 (B)	$ 7,000,000	$ 7,003,535
Option One Mortgage Loan Trust
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 2.09% (A), 05/25/2037	9,124,873	6,576,447
RAAC Trust
Series 2007-SP1, Class M2,
1-Month LIBOR + 1.00%, 2.87% (A), 03/25/2037	5,212,000	5,007,411
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.42%, 2.29% (A), 12/25/2035	7,100,000	7,059,002
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 2.28% (A), 01/25/2036	2,501,046	2,479,767
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 2.03% (A), 11/25/2036	1,832,011	1,730,647
Series 2007-KS3, Class AI4,
1-Month LIBOR + 0.34%, 2.21% (A), 04/25/2037	4,100,000	3,774,789
Santander Drive Auto Receivables Trust
Series 2013-5, Class E,
3.73%, 03/15/2021 (B)	7,700,000	7,716,273
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 2.67% (A), 12/15/2025 (B)	7,864,809	7,904,050
Series 2004-3A, Class A6B,
3-Month LIBOR + 0.55%, 2.30% (A), 10/25/2064 (B)	4,300,000	4,262,696
Series 2005-3, Class A5,
3-Month LIBOR + 0.09%, 1.84% (A), 10/25/2024	4,657,867	4,651,855
Series 2005-9, Class A6,
3-Month LIBOR + 0.55%, 2.29% (A), 10/26/2026	5,435,449	5,444,240
Series 2007-3, Class A3,
3-Month LIBOR + 0.04%, 1.79% (A), 04/25/2019	1,500,602	1,489,284
Sofi Professional Loan Program LLC
Series 2018-A, Class A2A,
2.39%, 02/25/2042 (B)	7,343,999	7,309,806
Sofi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	8,400,000	8,378,220
Sound Point CLO III, Ltd.
Series 2013-2A, Class A1R,
3-Month LIBOR + 0.99%, 2.71% (A), 07/15/2025 (B)	3,642,934	3,643,291
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 2.70% (A), 06/25/2035	188,534	186,369
Series 2006-OPT2, Class A3,
1-Month LIBOR + 0.18%, 2.05% (A), 05/25/2036	3,177,180	3,167,836

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust (continued)
Series 2007-OPT2, Class 1A1,
1-Month LIBOR + 0.17%, 2.04% (A), 07/25/2037	$ 6,343,729	$ 5,534,888
Series 2007-OPT3, Class 1A1,
1-Month LIBOR + 0.17%, 2.04% (A), 08/25/2037	9,398,444	8,358,021
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 1.98% (A), 02/25/2037	1,290,860	538,314
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B) (C)	4,279,767	4,273,668
Structured Asset Investment Loan Trust
Series 2004-11, Class A4,
1-Month LIBOR + 0.90%, 2.77% (A), 01/25/2035	366,342	366,624
Series 2005-9, Class M1,
1-Month LIBOR + 0.42%, 2.29% (A), 11/25/2035	6,000,000	5,758,837
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 2.55% (A), 07/20/2027 (B)	7,100,000	7,083,237
Trillium Credit Card Trust II
Series 2018-1A, Class A,
1-Month LIBOR + 0.25%, 1.96% (A), 02/27/2023 (B)	11,100,000	11,099,867
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	37,035	38,730
Series 2004-20C, Class 1,
4.34%, 03/01/2024	285,519	292,420
Series 2008-20L, Class 1,
6.22%, 12/01/2028	843,114	912,066
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 2.78% (A), 02/28/2026 (B)	8,400,000	8,396,354
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR,
3-Month LIBOR + 0.85%, 2.57% (A), 01/15/2028 (B)	7,000,000	6,999,398
Venture XX CLO, Ltd.
Series 2015-20A, Class AR,
3-Month LIBOR + 0.82%, 2.54% (A), 04/15/2027 (B)	5,700,000	5,699,903
Vibrant CLO II, Ltd.
Series 2013-2A, Class A1BR,
3-Month LIBOR + 0.90%, 2.64% (A), 07/24/2024 (B)	7,163,217	7,164,291
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (A), 04/25/2047 (B)	1,456,858	1,453,806
Voya CLO, Ltd.
Series 2014-3A, Class A1R,
3-Month LIBOR + 0.72%, 2.47% (A), 07/25/2026 (B)	8,500,000	8,499,932

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 2.56% (A), 10/25/2035	$ 1,651,000	$ 1,388,842
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 2.12% (A), 04/25/2037	4,586,272	2,528,835

Total Asset-Backed Securities (Cost $414,460,129)		429,779,263

CERTIFICATES OF DEPOSIT - 1.8%
Banks - 1.5%
Barclays Bank PLC
1.94% (D), 09/04/2018	33,700,000	33,700,000
3-Month LIBOR + 0.47%, 2.35% (A), 05/17/2018	8,500,000	8,500,000

		42,200,000

Capital Markets - 0.3%
Credit Suisse AG
1-Month LIBOR + 0.62%, 2.51% (A), 09/28/2018(E)	8,400,000	8,400,000

Total Certificates of Deposit (Cost $50,600,000)		50,600,000

CORPORATE DEBT SECURITIES - 40.1%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	5,127,057	5,037,334

Banks - 19.3%
Banco Bilbao Vizcaya Argentaria SA
5-Year EUR Swap + 6.60%, 6.75% (A), 02/18/2020 (F) (G)	EUR 3,600,000	4,794,938
Banco do Brasil SA
3.75%, 07/25/2018 (B)	2,300,000	2,857,203
Banco do Nordeste do Brasil SA
4.38%, 05/03/2019 (G) (H)	$ 2,900,000	2,918,125
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (C) (G) (I) (J)	EUR 1,600,000	590,616
4.00%, 01/21/2019, MTN (C) (G) (I) (J)	800,000	295,308
Banco Santander SA
Fixed until 09/11/2021, 6.25% (A), 09/11/2021 (F) (G)	4,000,000	5,420,869
Bank of America Corp.
3-Month LIBOR + 1.00%, 2.74% (A), 04/24/2023 (H)	$ 8,500,000	8,560,771
Fixed until 12/20/2022, 3.00% (A), 12/20/2023 (B)	16,197,000	15,886,948
4.10%, 07/24/2023 (H)	4,100,000	4,232,455
5.65%, 05/01/2018, MTN	2,400,000	2,406,047
6.88%, 04/25/2018, MTN	6,400,000	6,416,587
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3-Month LIBOR + 1.02%, 3.13% (A), 09/14/2018 (B)	12,900,000	12,948,218
Barclays Bank PLC
7.63%, 11/21/2022	3,100,000	3,401,785
10.18%, 06/12/2021 (B)	5,520,000	6,479,358

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
3-Month LIBOR + 1.63%, 3.33% (A), 01/10/2023 (H)	$ 5,200,000	$ 5,327,556
3-Month LIBOR + 2.11%, 3.92% (A), 08/10/2021	5,200,000	5,423,916
GBP 5-Year Swap Rate + 6.10%, 7.88% (A), 09/15/2022 (F) (G)	GBP 3,000,000	4,582,029
Fixed until 12/15/2018, 8.25% (A), 12/15/2018 (F)	$ 1,100,000	1,134,980
CIT Group, Inc.
5.38%, 05/15/2020 (H)	900,000	928,125
5.50%, 02/15/2019 (B)	2,138,000	2,188,778
Citigroup, Inc.
2.05%, 06/07/2019	500,000	495,400
3-Month LIBOR + 0.88%, 2.65% (A), 07/30/2018	6,100,000	6,112,435
2.70%, 10/27/2022	6,800,000	6,577,980
2.75%, 04/25/2022	8,400,000	8,182,539
2.90%, 12/08/2021	3,700,000	3,643,631
3-Month LIBOR + 1.43%, 3.44% (A), 09/01/2023	4,300,000	4,404,815
3-Month LIBOR + 1.38%, 3.68% (A), 03/30/2021 (H)	1,100,000	1,126,158
Fixed until 04/30/2018, 8.40% (A), 04/30/2018 (F)	5,300,000	5,300,000
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,400,000	7,474,363
Fixed until 06/30/2019, 11.00% (A), 06/30/2019 (B) (F)	1,800,000	1,968,318
HSBC Holdings PLC
3-Month LIBOR + 1.50%, 3.20% (A), 01/05/2022	2,900,000	2,986,479
ING Bank NV
2.63%, 12/05/2022 (B)	3,600,000	3,526,369
JPMorgan Chase & Co.
2.40%, 06/07/2021	7,500,000	7,320,880
2.55%, 10/29/2020 - 03/01/2021	8,000,000	7,874,457
2.75%, 06/23/2020	10,000,000	9,944,156
3.90%, 07/15/2025	7,100,000	7,157,592
6.30%, 04/23/2019	3,000,000	3,112,740
JPMorgan Chase Bank NA
3-Month LIBOR + 0.25%, 2.07% (A), 02/13/2020	8,300,000	8,300,187
Lloyds Bank PLC
Fixed until 12/16/2024, 12.00% (A), 12/16/2024 (B) (F)	22,200,000	27,925,757
Lloyds Banking Group PLC
Fixed until 06/27/2023, 7.63% (A), 06/27/2023 (F) (G)	GBP 2,500,000	3,913,923
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 4,900,000	4,890,872
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B)	6,000,000	5,895,720
Nykredit Realkredit A/S
1.00%, 04/01/2018 (G)	DKK 40,000,000	6,602,185
1.00%, 04/01/2018, MTN	372,900,000	61,548,873
1.00%, 07/01/2018	47,000,000	7,777,660
1.00%, 07/01/2018 - 10/01/2018, MTN (G)	135,900,000	22,522,844
2.00%, 04/01/2018 (G)	99,400,000	16,406,431
2.00%, 10/01/2018	55,000,000	9,182,702

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Realkredit Danmark A/S
1.00%, 04/01/2018, MTN	DKK 662,600,000	$ 109,365,200
2.00%, 04/01/2018	102,600,000	16,934,605
Royal Bank of Canada
2.30%, 03/22/2021	$ 6,000,000	5,898,175
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	6,500,000	6,419,145
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/2020	7,100,000	7,030,853
Sumitomo Mitsui Financial Group, Inc.
3-Month LIBOR + 1.68%, 3.74% (A), 03/09/2021 (H)	6,000,000	6,203,509
Toronto-Dominion Bank
2.50%, 01/18/2022 (B)	9,800,000	9,636,669
Wells Fargo & Co.
2.10%, 07/26/2021	4,000,000	3,862,859
2.50%, 03/04/2021	2,500,000	2,454,580
3-Month LIBOR + 1.23%, 3.00% (A), 10/31/2023	2,000,000	2,029,064

		528,804,737

Beverages - 0.0% (K)
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	717,038

Capital Markets - 5.9%
Blackstone CQP Holdco, LP
6.00%, 08/18/2021 (B) (C)	5,900,000	5,914,750
6.50%, 03/20/2021 (B) (C)	9,700,000	9,748,500
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	3,700,000	3,699,299
3.75%, 03/26/2025	6,825,000	6,665,666
3.80%, 06/09/2023	5,600,000	5,610,608
3-Month LIBOR + 2.29%, 4.02% (A), 04/16/2021 (H)	5,300,000	5,566,161
Deutsche Bank AG
2.70%, 07/13/2020	7,000,000	6,851,671
3.15%, 01/22/2021	8,200,000	8,077,744
3.30%, 11/16/2022	4,500,000	4,374,258
3.38%, 05/12/2021, MTN	6,400,000	6,325,746
3.70%, 05/30/2024	8,200,000	7,915,387
4.25%, 10/14/2021	4,100,000	4,164,376
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.78%, 2.55% (A), 10/31/2022	4,900,000	4,891,014
3-Month LIBOR + 0.75%, 2.56% (A), 02/23/2023	7,100,000	7,072,328
3-Month LIBOR + 1.10%, 2.94% (A), 11/15/2018, MTN	4,800,000	4,820,414
3.75%, 05/22/2025	13,700,000	13,561,267
Morgan Stanley
3-Month LIBOR + 1.18%, 2.92% (A), 01/20/2022	2,700,000	2,732,607
6.63%, 04/01/2018, MTN	13,900,000	13,900,000
Piper Jaffray Cos.
5.06%, 10/09/2018 (B) (C)	2,000,000	2,016,741
UBS AG
3-Month LIBOR + 0.32%, 2.35% (A), 12/07/2018 (B)	5,500,000	5,503,778
2.45%, 12/01/2020 (B)	4,300,000	4,221,946
3-Month LIBOR + 0.58%, 2.63% (A), 06/08/2020 (B)	9,200,000	9,233,479
3-Month LIBOR + 0.85%, 2.86% (A), 06/01/2020	500,000	505,106
Fixed until 05/22/2018, 4.75% (A), 05/22/2023, MTN (G)	7,900,000	7,904,234

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	$ 11,000,000	$ 10,883,845

		162,160,925

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	1,051,272	1,009,221
PIK Rate 7.72%, Cash Rate 6.72%, 12/01/2026 (B) (I) (L)	3,170,447	919,430
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 04/30/2018 (B) (F)	500,930	9,768

		1,938,419

Consumer Finance - 3.5%
Ally Financial, Inc.
8.00%, 03/15/2020	9,140,000	9,825,500
Altice Financing SA
6.63%, 02/15/2023 (B)	1,000,000	990,000
American Express Co.
3.40%, 02/27/2023	8,300,000	8,271,997
American Honda Finance Corp.
3-Month LIBOR + 0.35%, 2.14% (A), 11/05/2021, MTN	6,400,000	6,404,690
Capital One Financial Corp.
3-Month LIBOR + 0.45%, 2.22%(A), 10/30/2020	7,000,000	6,972,682
2.40%, 10/30/2020	6,900,000	6,763,413
Daimler Finance North America LLC
2.00%, 08/03/2018 (B)	6,600,000	6,589,749
2.25%, 03/02/2020 (B)	1,200,000	1,181,165
Discover Financial Services
Fixed until 10/30/2027, 5.50% (A), 10/30/2027 (F)	7,000,000	6,842,500
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	7,200,000	7,193,742
2.94%, 01/08/2019, MTN	6,600,000	6,601,401
3.20%, 01/15/2021	6,500,000	6,446,457
General Motors Financial Co., Inc.
3-Month LIBOR + 0.93%, 2.65% (A), 04/13/2020	8,400,000	8,478,947
3.20%, 07/13/2020	7,000,000	6,981,239
OneMain Financial Holdings LLC
7.25%, 12/15/2021 (B)	1,700,000	1,761,625
Springleaf Finance Corp.
6.88%, 03/15/2025	5,600,000	5,621,000

		96,926,107

Diversified Consumer Services - 0.0% (K)
Nationwide Building Society
2.35%, 01/21/2020 (B) (C)	1,300,000	1,283,191

Diversified Financial Services - 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	7,000,000	6,807,365
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 46,600,000	7,740,733
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (B)	$ 200,000	202,000

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	$ 6,400,000	$ 6,379,974
Nordea Kredit Realkreditaktieselskab
1.00%, 04/01/2018, MTN	DKK 45,000,000	7,427,459
1.00%, 10/01/2018, MTN (G)	41,300,000	6,862,660
Tayarra, Ltd.
3.63%, 02/15/2022	$ 4,766,999	4,864,953
Washington Prime Group, LP
5.95%, 08/15/2024	22,800,000	21,741,571

		62,026,715

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3-Month LIBOR + 0.65%, 2.37% (A), 01/15/2020	5,400,000	5,419,842
3-Month LIBOR + 0.95%, 2.67% (A), 07/15/2021	7,000,000	7,074,084
Verizon Communications, Inc.
3-Month LIBOR + 0.55%, 2.45% (A), 05/22/2020	2,400,000	2,410,284
3.38%, 02/15/2025	1,020,000	1,002,573

		15,906,783

Electric Utilities - 1.1%
FirstEnergy Corp.
3.90%, 07/15/2027	3,100,000	3,044,418
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	2,931,829
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	4,989,484
Mississippi Power Co.
3-Month LIBOR + 0.65%, 2.94% (A), 03/27/2020	8,100,000	8,102,811
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.32%, 2.37% (A), 09/03/2019	11,100,000	11,097,636

		30,166,178

Energy Equipment & Services - 0.2%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	5,500,000	5,570,708

Equity Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/2026	4,100,000	4,141,000
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	5,500,000	5,439,965
CBL & Associates, LP
5.95%, 12/15/2026 (H)	7,100,000	5,974,578
Crown Castle International Corp.
5.25%, 01/15/2023	4,000,000	4,250,603
Digital Realty Trust, LP
3.70%, 08/15/2027	1,600,000	1,541,815
HCP, Inc.
4.00%, 12/01/2022	3,000,000	3,059,474
Hospitality Properties Trust
4.25%, 02/15/2021	1,900,000	1,933,503

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Unibail-Rodamco SE
1.00%, 03/14/2025, MTN (G)	EUR 4,900,000	$ 6,061,225
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B)	$ 4,200,000	4,204,985

		36,607,148

Food & Staples Retailing - 0.6%
CVS Health Corp.
2.80%, 07/20/2020	8,100,000	8,042,195
3.13%, 03/09/2020	7,000,000	7,007,060

		15,049,255

Food Products - 0.3%
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 2.34% (A), 08/21/2020	8,800,000	8,813,448

Gas Utilities - 0.3%
CenterPoint Energy Resources Corp.
3.55%, 04/01/2023	6,900,000	6,921,209

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
2.13%, 06/06/2019	7,000,000	6,920,746
Boston Scientific Corp.
6.00%, 01/15/2020 (H)	2,800,000	2,938,205
Medtronic, Inc.
2.50%, 03/15/2020	1,700,000	1,690,711
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,000,000	1,978,286

		13,527,948

Hotels, Restaurants & Leisure - 0.2%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	6,231,000

Insurance - 0.5%
Allstate Corp.
3-Month LIBOR + 0.63%, 2.93% (A), 03/29/2023	5,600,000	5,610,688
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 6.81% (A), 02/12/2023 (B) (H)	6,800,000	6,868,000
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,166,305

		14,644,993

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
4.25%, 08/22/2057 (B)	3,000,000	2,992,155

IT Services - 0.3%
DXC Technology Co.
3-Month LIBOR + 0.95%, 2.96% (A), 03/01/2021	6,800,000	6,808,055

Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	5,400,000	5,557,140

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
3-Month LIBOR + 0.70%, 2.82% (A), 06/15/2020	$ 5,300,000	$ 5,320,276
Petrobras Global Finance BV
6.00%, 01/27/2028 (B)	3,736,000	3,698,640

		14,576,056

Pharmaceuticals - 0.6%
Allergan Funding SCS
3.45%, 03/15/2022	300,000	297,435
Allergan Sales LLC
5.00%, 12/15/2021 (B)	1,200,000	1,252,627
Baxalta, Inc.
2.88%, 06/23/2020	8,250,000	8,191,992
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	5,300,000	5,212,528
2.40%, 09/23/2021	900,000	868,970
Valeant Pharmaceuticals International, Inc.
5.38%, 03/15/2020 (B)	1,558,000	1,566,257

		17,389,809

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	5,000,000	4,918,648

Specialty Retail - 0.0% (K)
AutoNation, Inc.
6.75%, 04/15/2018	700,000	700,860

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (B)	3,200,000	3,214,474
5.45%, 06/15/2023 (B)	6,500,000	6,890,162

		10,104,636

Tobacco - 0.5%
BAT Capital Corp.
3.56%, 08/15/2027 (B)	4,300,000	4,118,697
BAT International Finance PLC
2.75%, 06/15/2020 (B)	1,100,000	1,090,607
Imperial Brands Finance PLC
2.05%, 07/20/2018 (B)	2,900,000	2,893,968
Imperial Tobacco Finance PLC
2.95%, 07/21/2020 (B)	2,200,000	2,184,233
Reynolds American, Inc.
2.30%, 06/12/2018	2,100,000	2,098,933

		12,386,438

Trading Companies & Distributors - 0.5%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	13,200,000	13,419,842

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	3,412,500	3,391,172

Total Corporate Debt Securities (Cost $1,070,387,585)		1,099,020,807

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 5.7%
Argentina - 0.5%
Bonos de la Nacion Argentina CON Ajuste por CER
3.75%, 02/08/2019	ARS 95,700,000	$ 5,033,840
4.00%, 03/06/2020	188,200,000	9,852,620

		14,886,460

Brazil - 4.2%
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/2018 - 10/01/2018	BRL 394,516,000	116,118,768

Japan - 0.6%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 8,500,000	8,319,465
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,263,179

		16,582,644

Kuwait - 0.3%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	6,900,000	6,762,276

Peru - 0.1%
Corp. Financiera de Desarrollo SA
3.25%, 07/15/2019 (B)	2,100,000	2,097,375

Total Foreign Government Obligations (Cost $159,207,960)		156,447,523

MORTGAGE-BACKED SECURITIES - 7.7%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
3.68% (A), 01/25/2036	150,730	141,391
Series 2005-4, Class 1A1,
2.97% (A), 08/25/2035	103,527	81,098
Series 2005-5, Class 2A1,
3.64% (A), 09/25/2035	124,594	118,104
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	38,980	39,850
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.08% (A), 05/25/2035	184,371	174,704
Series 2005-56, Class 5A2,
1-Month LIBOR + 0.77%, 2.64% (A), 11/25/2035	435,207	412,032
Series 2005-59, Class 1A1,
1-Month LIBOR + 0.33%, 2.15% (A), 11/20/2035	3,561,695	3,464,589
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 2.28% (A), 12/25/2035	17,125	15,735
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	5,270,584	4,943,868
Series 2005-81, Class A1,
1-Month LIBOR + 0.28%, 2.15% (A), 02/25/2037	1,023,622	923,608
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.27%, 2.14% (A), 08/25/2035	4,523,975	3,173,786
Series 2006-OA1, Class 2A1,
1-Month LIBOR + 0.21%, 2.03% (A), 03/20/2046	842,112	711,455

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.01% (A), 09/20/2046	$ 3,723,610	$ 3,080,714
Series 2006-OA17, Class 1A1A,
1-Month LIBOR + 0.20%, 2.02% (A), 12/20/2046	2,568,279	2,173,278
Series 2006-OA19, Class A1,
1-Month LIBOR + 0.18%, 2.00% (A), 02/20/2047	4,286,702	3,483,314
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 2.01% (A), 03/20/2047	2,522,789	2,135,717
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	1,127,869	840,813
Series 2007-HY4, Class 1A1,
3.44% (A), 06/25/2037	1,545,790	1,327,603
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
1-Month LIBOR + 0.21%, 2.08% (A), 10/25/2046	2,387,194	1,731,488
Series 2006-5, Class A1,
12-MTA + 0.92%, 2.20% (A), 11/25/2046	6,636,293	3,691,150
Series 2007-1, Class A1,
12-MTA + 0.70%, 1.98% (A), 02/25/2047	3,846,477	2,480,842
Banc of America Funding Trust
Series 2005-D, Class A1,
3.61% (A), 05/25/2035	4,013,239	4,190,384
Series 2006-D, Class 5A1,
3.73% (A), 05/20/2036	350,461	327,349
Series 2006-J, Class 4A1,
4.03% (A), 01/20/2047	66,645	63,964
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	7,655,618	7,684,117
BCAP LLC Trust
Series 2013-RR12, Class 1A3,
1-Month LIBOR + 0.50%, 2.12% (A), 05/26/2035 (B)	76,562	76,117
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
3.67% (A), 10/25/2035	2,515,254	2,516,707
Series 2006-6, Class 31A1,
3.54% (A), 11/25/2036	3,888,376	3,614,244
Series 2006-6, Class 32A1,
4.27% (A), 11/25/2036	709,739	602,995
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.16%, 2.03% (A), 02/25/2034	398,983	371,408
Series 2006-R1, Class 2E21,
3.35% (A), 08/25/2036	539,627	438,198
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.47% (A), 08/25/2033	426,700	426,711
Series 2003-8, Class 2A1,
3.81% (A), 01/25/2034	31,125	31,765
Series 2003-8, Class 4A1,
3.76% (A), 01/25/2034	93,490	94,250
Series 2003-9, Class 2A1,
3.79% (A), 02/25/2034	66,275	67,357
Series 2004-10, Class 22A1,
3.82% (A), 01/25/2035	92,710	90,563
Series 2006-4, Class 1A1,
3.90% (A), 10/25/2036	262,235	253,153

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.63% (A), 01/26/2036	$ 322,849	$ 286,148
Series 2007-R6, Class 2A1,
3.32% (A), 12/26/2046	242,569	213,004
Berica 8 Residential MBS Srl
Series 2008, Class A,
6-Month EURIBOR + 0.20%, 0.00% (A), 03/31/2048 (G)	EUR 3,371,781	4,144,446
Berica ABS Srl
Series 2011-1, Class A1,
3-Month EURIBOR + 0.30%, 0.00% (A), 12/31/2055 (G)	2,252,168	2,770,354
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 2.00%, 2.55% (A), 02/15/2041 (G)	GBP 2,400,273	3,347,039
BX Trust
Series 2017-SLCT, Class A,
1-Month LIBOR + 0.92%, 2.70% (A), 07/15/2034 (B)	$ 8,500,000	8,526,676
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
3.66% (A), 10/19/2032	34,178	32,718
Series 2004-12, Class 11A1,
3.41% (A), 08/25/2034	36,126	34,016
Series 2005-HY10, Class 5A1,
3.35% (A), 02/20/2036	104,387	89,986
Series 2006-OA5, Class 2A2,
1-Month LIBOR + 0.30%, 2.17% (A), 04/25/2046	66,073	5,233
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	7,027,214
Series 2017-1500, Class A,
1-Month LIBOR + 0.85%, 2.63% (A), 07/15/2032 (B)	6,800,000	6,799,991
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 3.18% (A), 09/25/2035	145,505	147,166
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 3.41% (A), 09/25/2035	209,216	211,798
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
3.35% (A), 06/25/2033	276,020	276,623
CSMC Trust
Series 2008-3R, Class 1A2,
3.40% (A), 07/26/2037 (B)	1,043,763	890,933
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
5.69% (A), 08/25/2035	109,523	90,856

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.55% (A), 06/13/2045 (G)	GBP 2,187,785	$ 3,047,011
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.26% (A), 08/25/2035	$ 35,513	30,152
Fort Cre LLC
Series 2016-1A, Class A1,
1-Month LIBOR + 1.50%, 3.36% (A), 05/21/2036 (B)	1,470,777	1,471,095
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1,
12-MTA + 2.00%, 3.28% (A), 03/25/2036	7,142,315	6,658,421
Series 2006-AR7, Class 1A32,
1-Month LIBOR + 0.20%, 2.07% (A), 12/25/2046	547,899	493,864
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	6,016,742
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,400,000	4,282,884
Series 2016-GS3, Class WMA,
3.60% (A), 10/10/2049 (B)	2,000,000	1,980,907
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 2.21% (A), 12/25/2034	290,961	266,516
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	3,898,448	3,888,263
Series 2005-AR6, Class 2A1,
3.61% (A), 09/25/2035	202,213	206,256
Series 2006-AR1, Class 2A1,
3.66% (A), 01/25/2036	3,417	3,382
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A,
1-Month LIBOR + 0.18%, 1.99% (A), 07/19/2046	750,631	492,614
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.20%, 2.01% (A), 09/19/2046	345,281	307,602
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	8,600,000	8,385,115
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2006-AR12, Class A1,
1-Month LIBOR + 0.19%, 2.06% (A), 09/25/2046	436,594	402,222
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 2.04% (A), 01/25/2037	7,066,006	6,709,139
Series 2006-R1, Class A3,
3.36% (A), 12/25/2035	3,747,748	3,572,304
JPMCC Re-REMIC Trust
Series 2016-FLRR, Class AFL,
1-Month LIBOR + 1.45%, 3.23% (A), 01/15/2033 (B)	1,537,111	1,538,096

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Luminent Mortgage Trust
Series 2006-6, Class A1,
1-Month LIBOR + 0.20%, 2.07% (A), 10/25/2046	$ 291,626	$ 281,513
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.27% (A), 03/25/2036	234,668	42,949
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
6-Month LIBOR + 1.25%, 2.91% (A), 10/25/2035	2,838,302	2,863,201
Series 2005-2, Class 3A,
1-Month LIBOR + 1.00%, 2.66% (A), 10/25/2035	28,631	27,314
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.12% (A), 11/25/2035	7,367	7,116
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	6,000,000	5,979,160
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,398,769
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
3.86% (A), 10/25/2037	1,114,307	1,001,745
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	422,661	400,645
RALI Trust
Series 2005-QA13, Class 2A1,
4.35% (A), 12/25/2035	2,220,195	2,015,775
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.40%, 2.67% (A), 10/25/2045	268,085	241,064
Series 2006-QO6, Class A1,
1-Month LIBOR + 0.18%, 2.05% (A), 06/25/2046	5,553,645	2,418,790
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 2.02% (A), 02/25/2047	4,171,018	2,696,678
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 3.89% (A), 01/26/2036 (B)	3,395,716	3,435,106
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
5.06% (A), 01/25/2034 (B)	335,872	323,853
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	203,290	202,003
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.21% (A), 06/25/2035 (B)	387,024	372,020
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 2.21% (A), 01/25/2036 (B)	3,722,246	3,522,374
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	4,294,070	2,451,822
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	4,390	4,509
Series 2005-SA4, Class 1A21,
3.86% (A), 09/25/2035	490,077	418,143

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 2.22% (A), 06/12/2044 (G)	$ 8,292,221	$ 8,081,027
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 2.36% (A), 01/20/2035	613,111	606,293
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.58% (A), 10/20/2027	15,478	14,783
Silverstone Master Issuer PLC
Series 2015-1A, Class 1A,
3-Month GBP LIBOR + 0.37%, 0.89% (A), 01/21/2070 (B)	GBP 1,024,968	1,438,469
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.69% (A), 09/25/2034	$ 87,984	87,812
Series 2004-20, Class 3A1,
3.37% (A), 01/25/2035	84,459	82,716
Series 2005-1, Class 1A1,
3.58% (A), 02/25/2035	256,884	247,781
Series 2005-17, Class 3A1,
3.63% (A), 08/25/2035	47,393	47,543
Series 2005-18, Class 3A1,
3.67% (A), 09/25/2035	1,394,083	1,247,883
Series 2006-8, Class 1A2,
3.64% (A), 09/25/2036	3,575,876	2,805,627
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.06% (A), 07/19/2035	70,331	66,999
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.06% (A), 07/19/2035	40,002	39,111
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.06% (A), 07/19/2035	95,519	92,864
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.15% (A), 02/25/2036	176,207	166,829
Series 2006-AR3, Class 12A1,
1-Month LIBOR + 0.22%, 2.09% (A), 05/25/2036	1,172,214	1,062,271
Series 2006-AR6, Class 2A1,
1-Month LIBOR + 0.19%, 2.06% (A), 07/25/2046	3,163,727	2,691,884
Series 2006-AR7, Class A1BG,
1-Month LIBOR + 0.12%, 1.99% (A), 08/25/2036	2,995,983	2,723,390
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 2.47% (A), 09/19/2032	15,623	15,251
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
3.35% (A), 09/25/2033	1,205,801	1,219,182

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.29%, 2.16% (A), 10/25/2045	$ 2,507,644	$ 2,505,465
Series 2006-AR10, Class 1A1,
3.27% (A), 09/25/2036	750,246	726,428
Series 2006-AR17, Class 1A,
12-MTA + 0.82%, 2.02% (A), 12/25/2046	3,605,584	3,259,030
Series 2006-AR19, Class 1A1A,
12-MTA + 0.73%, 2.01% (A), 01/25/2047	134,252	133,772
Series 2006-AR3, Class A1A,
12-MTA + 1.00%, 2.28% (A), 02/25/2046	578,608	566,060
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 2.26% (A), 07/25/2046	156,242	148,445
Series 2006-AR7, Class 3A,
1-COFI + 1.50%, 2.28% (A), 07/25/2046	1,117,674	1,091,027
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.28% (A), 08/25/2046	925,640	897,322
Series 2007-HY1, Class 1A1,
3.25% (A), 02/25/2037	390,127	355,665
Series 2007-HY4, Class 2A2,
2.88% (A), 04/25/2037	3,269,377	3,009,701
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
3.75% (A), 01/25/2035	106,437	108,483
Series 2005-AR2, Class 1A1,
3.87% (A), 03/25/2035	1,450,439	1,465,690
Series 2006-AR8, Class 2A4,
3.60% (A), 04/25/2036	215,831	218,550

Total Mortgage-Backed Securities (Cost $203,340,378)		211,969,109

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
6.95%, 07/01/2040	3,000,000	3,281,610

Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,080,240

Kentucky - 0.0% (K)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	511,245
4.40%, 11/01/2020	600,000	619,548

		1,130,793

New York - 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	979,731
4.91%, 11/01/2024	600,000	661,410

		1,641,141

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	$ 2,235,000	$ 2,213,209

Total Municipal Government Obligations (Cost $10,207,949)		10,346,993

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.9%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 3.10% (A), 09/01/2035	55,871	57,693
1-Year CMT + 2.23%, 3.21% (A), 08/01/2023	15,589	15,920
3.50%, TBA (E)	29,000,000	29,057,578
12-Month LIBOR + 1.87%, 3.62% (A), 09/01/2035	461,835	485,836
4.00%, TBA (E)	16,000,000	16,404,609
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.27% (A), 08/25/2022	17,638,871	808,696
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.13% (A), 12/15/2029	21,425	21,455
1-Month LIBOR + 0.40%, 2.18% (A), 06/15/2041	6,488,930	6,528,888
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.40% (A), 10/25/2044	807,117	817,077
12-MTA + 1.40%, 2.60% (A), 07/25/2044	402,471	403,760
6.50%, 07/25/2043	52,691	59,741
Federal National Mortgage Association
12-MTA + 1.20%, 2.40% (A), 06/01/2043	102,952	104,595
1-Year CMT + 1.71%, 2.78% (A), 08/01/2035	9,861	10,245
3.00%, TBA (E)	262,000,000	255,239,749
12-Month LIBOR + 1.35%, 3.10% (A), 12/01/2034	6,675	6,906
1-Year CMT + 2.14%, 3.14% (A), 07/01/2032	5,185	5,327
6-Month LIBOR + 1.38%, 3.15% (A), 08/01/2035	303,764	312,394
1-Year CMT + 2.04%, 3.17% (A), 09/01/2035	534,591	561,698
6-Month LIBOR + 1.75%, 3.25% (A), 05/01/2035	544,101	569,155
6-Month LIBOR + 1.65%, 3.28% (A), 08/01/2036	82,120	85,066
1-Year CMT + 2.22%, 3.31% (A), 01/01/2028	19,446	20,443
1-Year CMT + 2.24%, 3.32% (A), 01/01/2036	4,026,251	4,256,097
1-Year CMT + 2.18%, 3.38% (A), 10/01/2035	7,669	8,053
3.50%, 02/01/2026	96,075	98,157
3.50%, TBA (E)	377,000,000	377,510,461
4.00%, 12/01/2040 - 03/01/2041	396,236	408,795
4.00%, TBA (E)	356,500,000	365,425,724
4.50%, 05/01/2019 - 07/01/2041	81,427	84,989
4.50%, TBA (E)	73,000,000	76,306,383
5.00%, 10/01/2020 - 06/01/2037	368,471	389,338

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.00%, TBA (E)	$ 42,250,000	$ 44,536,843
5.50%, 01/01/2025 - 09/01/2027	139,923	146,623
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 2.02% (A), 09/25/2046	6,509,644	6,510,794
Government National Mortgage Association
1-Month LIBOR + 0.37%, 1.94% (A), 06/20/2061 - 10/20/2066	8,409,147	8,416,539
1-Month LIBOR + 0.58%, 2.15% (A), 06/20/2065	4,880,222	4,893,038
1-Month LIBOR + 0.60%, 2.17% (A), 04/20/2065 - 10/20/2065	45,166,292	45,326,913
1-Month LIBOR + 0.62%, 2.19% (A), 09/20/2065	6,461,170	6,488,643
1-Month LIBOR + 0.68%, 2.25% (A), 03/20/2062	2,588,607	2,595,209
1-Month LIBOR + 0.70%, 2.27% (A), 10/20/2065	3,694,634	3,705,502
1-Month LIBOR + 0.75%, 2.32% (A), 08/20/2067	4,220,128	4,283,644
1-Month LIBOR + 0.77%, 2.34% (A), 10/20/2066	8,160,699	8,254,626
1-Month LIBOR + 0.78%, 2.35% (A), 09/20/2066	11,585,556	11,718,837
1-Month LIBOR + 0.80%, 2.37% (A), 06/20/2066	5,941,907	6,017,655
12-Month LIBOR + 0.80%, 2.50% (A), 09/20/2067	5,041,863	5,224,655
1-Month LIBOR + 0.95%, 2.52% (A), 12/20/2066	2,850,566	2,906,089
3.00%, TBA (E)	7,000,000	6,893,086
3.50%, TBA (E)	5,000,000	5,048,535
4.00%, TBA (E)	20,000,000	20,559,532
Overseas Private Investment Corp.
2.07%, 05/15/2021	9,938,437	9,894,708

Total U.S. Government Agency Obligations (Cost $1,334,469,713)		1,339,486,299

U.S. GOVERNMENT OBLIGATIONS - 19.4%
U.S. Treasury - 19.3%
U.S. Treasury Bond
2.75%, 08/15/2042 (M) (N)	9,600,000	9,275,250
2.75%, 11/15/2042 (O)	17,700,000	17,084,649
2.88%, 05/15/2043 (M) (N)	13,800,000	13,602,703
2.88%, 08/15/2045 (O)	24,500,000	24,059,766
3.00%, 05/15/2042 (N)	4,700,000	4,751,773
3.00%, 11/15/2044 - 05/15/2045 (O)	62,300,000	62,700,527
3.13%, 02/15/2043 (N)	4,500,000	4,638,691
3.13%, 08/15/2044 (O)	66,900,000	68,891,320
3.38%, 05/15/2044	35,800,000	38,500,383
3.63%, 08/15/2043	14,800,000	16,568,484
3.63%, 02/15/2044 (M) (N)	9,300,000	10,420,723
3.75%, 11/15/2043 (N) (O) (P)	12,400,000	14,163,609
4.25%, 05/15/2039 (N)	2,000,000	2,433,672
4.38%, 11/15/2039 - 05/15/2040 (N)	1,800,000	2,230,242
4.50%, 08/15/2039 (M) (N)	3,100,000	3,898,977
4.63%, 02/15/2040 (N)	1,100,000	1,407,527
U.S. Treasury Note
1.75%, 09/30/2022 (M) (N) (Q)	5,600,000	5,412,969
1.88%, 07/31/2022 (M) (N) (O) (Q)	32,500,000	31,627,832
1.88%, 08/31/2022 (N) (P) (Q)	2,300,000	2,237,020
2.00%, 10/31/2022 (N)	200,000	195,312
2.13%, 09/30/2024 (N) (O)	65,900,000	63,765,973

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.25%, 10/31/2024 (N) (O)	$ 14,500,000	$ 14,129,004
2.25%, 08/15/2027 (O) (Q)	81,200,000	77,856,843
2.38%, 05/15/2027 (O)	39,300,000	38,128,676

		527,981,925

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
0.88%, 02/15/2047 (N) (O)	2,873,584	2,852,533

Total U.S. Government Obligations (Cost $542,774,069)		530,834,458

COMMERCIAL PAPER - 0.7%
Consumer Finance - 0.4%
Ford Motor Credit Co.
2.07% (D), 09/04/2018	10,800,000	10,706,400

Oil, Gas & Consumable Fuels - 0.3%
Enbridge Energy Partners
2.55% (D), 04/16/2018	7,100,000	7,092,604

Total Commercial Paper (Cost $17,799,004)		17,799,004

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 17.1%
Argentina - 1.5%
Argentina Treasury Bill
0.00% (D) (R), 09/14/2018	ARS 275,400,000	13,983,667
3.54% (D), 02/22/2019	$ 28,500,000	27,668,655

		41,652,322

Greece - 0.5%
Hellenic Republic Treasury Bill
1.22% (D), 03/15/2019	EUR 6,700,000	8,146,404
1.27% (D), 03/15/2019	4,500,000	5,471,465

		13,617,869

Italy - 0.5%
Italy Buoni Ordinari del Tesoro BOT
0.00% (D) (R), 04/13/2018 - 04/30/2018	11,300,000	13,907,829

Japan - 14.6%
Japan Treasury Discount Bill
0.00% (D) (R), 05/01/2018 - 06/04/2018	JPY 42,400,000,000	398,549,134

Total Short-Term Foreign Government Obligations (Cost $460,421,074)		467,727,154

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (K)
U.S. Treasury Bill
1.44% (D), 04/26/2018 (N)	$ 5,000	4,995
1.55% (D), 04/19/2018 (N)	151,000	150,885

Total Short-Term U.S. Government Obligations (Cost $155,880)		155,880

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (D)	33,536,870	$ 33,536,870

Total Securities Lending Collateral (Cost $33,536,870)		33,536,870

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.74% (D), dated 03/29/2018, to be repurchased at $6,528,063 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $6,662,718.	$ 6,527,526	6,527,526

Total Repurchase Agreement (Cost $6,527,526)		6,527,526

Total Investments Excluding Purchased Options/Swaptions (Cost $4,303,888,137)		4,354,230,886
Total Purchased Options/Swaptions - 0.0% (K) (Cost $2,756,566)		1,200,362

Total Investments (Cost $4,306,644,703)		4,355,431,248
Net Other Assets (Liabilities) - (58.9)%		(1,613,594,246)

Net Assets - 100.0%		$ 2,741,837,002

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (12.0)%

Bank of Montreal, 1.71% (D), dated 02/23/2018, to be repurchased at $(91,194,358) on 04/23/2018. Collateralized by U.S. Government Obligations, 2.13% - 3.38%, due 08/15/2023 - 02/15/2045, and with a total value of $(91,351,794).

	$ (90,939,500)	$ (90,939,500)
Bank of Montreal, 1.81% (D), dated 03/08/2018, to be repurchased at $(7,621,743) on 04/09/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(7,857,523).	(7,609,500)	(7,609,500)
Bank of Montreal, 1.92% (D), dated 03/23/2018, to be repurchased at $(37,115,263) on 04/23/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(37,317,116).	(37,054,000)	(37,054,000)
Bank of Montreal, 1.94% (D), dated 03/21/2018, to be repurchased at $(14,598,916) on 04/23/2018. Collateralized by U.S. Government Obligations, 2.00% - 2.88%, due 11/15/2021 - 08/15/2045, and with a total value of $(14,350,116).	(14,573,000)	(14,573,000)
Credit Agricole Corporate and Investment Bank, 1.60% (D), dated 01/17/2018 - 03/01/2018, to be repurchased at $(38,452,203) on 04/17/2018. Collateralized by U.S. Government Obligations, 2.25% - 2.38%, due 10/31/2024 - 08/15/2027 and with a total value of $(38,733,545).	(38,356,000)	(38,356,000)
Credit Agricole Corporate and Investment Bank, 1.88% (D), dated 03/23/2018, to be repurchased at $(7,386,313) on 04/23/2018. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $(7,510,214).	(7,374,375)	(7,374,375)
Merrill Lynch Pierce Fenner & Smith, 2.40% (D), dated 03/29/2018, to be repurchased at $(11,837,156) on 04/02/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2042, and with a value of $(11,905,928).	(11,834,000)	(11,834,000)
RBS Securities, Inc., 1.76% (D), dated 03/02/2018, to be repurchased at $(5,116,860) on 04/13/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(5,196,304).	(5,106,375)	(5,106,375)
RBS Securities, Inc., 2.05% (D), dated 03/28/2018, to be repurchased at $(11,087,918) on 04/04/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(11,165,954).	(11,083,500)	(11,083,500)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Standard Chartered Bank, 1.74% (D), dated 02/22/2018, to be repurchased at $(47,633,024) on 05/22/2018. Collateralized by U.S. Government Obligations, 2.13% - 2.38%, due 09/30/2024 - 05/15/2027 and Cash with a total value of $(47,252,223).

	$ (47,429,000)	$ (47,429,000)
Standard Chartered Bank, 1.89% (D), dated 03/13/2018, to be repurchased at $(30,250,277) on 04/13/2018. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2045 and Cash with a total value of $(30,764,020).	(30,201,125)	(30,201,125)
Standard Chartered Bank, 1.90% (D), dated 03/14/2018, to be repurchased at $(9,676,825) on 04/16/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and Cash with a total value of $(9,770,225).	(9,660,000)	(9,660,000)
Standard Chartered Bank, 1.99% (D), dated 03/21/2018, to be repurchased at $(18,895,656) on 04/23/2018. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2044, and Cash with a total value of $(19,145,395).	(18,861,250)	(18,861,250)

Total Reverse Repurchase Agreements (Cost $330,081,625)		$ (330,081,625)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - U.S. Treasury Note Futures	USD 180.00	05/25/2018	USD	30,792,300	210	$1,722	$210
Put - 5-Year U.S. Treasury Note Futures	USD 104.75	05/25/2018	USD	11,217,080	98	838	98
Put - 5-Year U.S. Treasury Note Futures	USD 104.25	05/25/2018	USD	15,452,100	135	1,154	135
Put - 5-Year U.S. Treasury Note Futures	USD 105.00	05/25/2018	USD	22,892,000	200	1,710	200
Put - 5-Year U.S. Treasury Note Futures	USD 105.25	05/25/2018	USD	31,247,580	273	2,334	273
Put - 5-Year U.S. Treasury Note Futures	USD 105.50	05/25/2018	USD	378,175,840	3,304	28,548	3,304
Put - 5-Year U.S. Treasury Note Futures	USD 106.00	05/25/2018	USD	339,831,740	2,969	25,385	2,969
Put - 10-Year U.S. Treasury Note Futures	USD 107.50	05/25/2018	USD	8,964,360	74	633	74
Put - 10-Year U.S. Treasury Note Futures	USD 108.00	05/25/2018	USD	76,318,200	630	5,387	630
Put - 10-Year U.S. Treasury Note Futures	USD 108.50	05/25/2018	USD	272,201,580	2,247	18,950	2,247

Total						$86,661	$10,140

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.50%, TBA (S)	JPM	USD 69.00	05/07/2018	USD 70,041,090	70,000,000	$2,734	$0
Put - Federal National Mortgage Association, 3.50%, TBA (S)	JPM	USD 69.00	05/07/2018	USD 197,916,109	197,800,000	7,727	0

Total						$10,461	$0

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	MSCS	3-Month USD-LIBOR	Pay	2.91%	08/20/2018	USD 12,500,000	$1,232,800	$320,929
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	GSB	3-Month USD-LIBOR	Pay	2.93	08/20/2018	USD 4,600,000	488,244	108,495
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	GSB	3-Month USD-LIBOR	Pay	2.94	08/20/2018	USD 4,000,000	391,200	91,160
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	GSB	3-Month USD-LIBOR	Pay	2.94	12/12/2019	USD 2,300,000	110,400	135,771
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	MLI	3-Month USD-LIBOR	Pay	2.95	12/09/2019	USD 9,100,000	436,800	533,867

Total							$2,659,444	$1,190,222

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums (Received)	Value
Put - 10-Year U.S. Treasury Note Futures	USD 120.00	04/20/2018	USD 43,489,260	359	$(78,100)	$(33,656)
Put - 10-Year U.S. Treasury Note Futures	USD 120.50	04/20/2018	USD 17,323,020	143	(31,110)	(29,047)

Total					$(109,210)	$(62,703)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 3.50%, TBA	JPM	USD 100.43	05/07/2018	USD 24,014,088	24,000,000	$(66,562)	$(70,718)
Put - Federal National Mortgage Association, 3.50%, TBA	JPM	USD 99.35	04/05/2018	USD 22,045,980	22,000,000	(121,172)	(1,710)

Total						$(187,734)	$(72,428)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - AUD vs. USD	RBS	AUD 0.81	04/12/2018	AUD 11,550,000	$(52,340)	$(106)
Call - USD vs. BRL	GSB	USD 3.31	04/25/2018	USD 6,600,000	(62,271)	(68,930)
Call - USD vs. BRL	GSB	USD 3.31	04/25/2018	USD 13,900,000	(132,189)	(145,172)
Call - USD vs. BRL	JPM	USD 3.33	04/12/2018	USD 7,050,000	(70,500)	(29,300)
Call - USD vs. MXN	MSCS	USD 19.23	04/11/2018	USD 5,000,000	(42,000)	(760)
Call - USD vs. MXN	MSCS	USD 19.25	04/25/2018	USD 16,900,000	(187,083)	(16,799)
Call - USD vs. MXN	MSCS	USD 19.55	04/12/2018	USD 11,600,000	(96,976)	(789)
Call - USD vs. SEK	MSCS	USD 8.34	04/25/2018	USD 13,000,000	(54,379)	(112,775)
Put - AUD vs. USD	RBS	AUD 0.77	04/12/2018	AUD 11,550,000	(47,515)	(50,121)

Total					$(745,253)	$(424,752)

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - North America Investment Grade Index - Series 29	MLI	Pay	0.80%	04/18/2018	USD 14,400,000	$(18,432)	$(2,249)
Put - North America Investment Grade Index - Series 29	DUB	Pay	0.80	04/18/2018	USD 13,500,000	(16,200)	(2,108)
Put - North America Investment Grade Index - Series 29	CITI	Pay	0.85	04/18/2018	USD 13,300,000	(13,300)	(1,505)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.80	06/20/2018	USD 30,400,000	(51,680)	(52,005)
Put - North America Investment Grade Index - Series 30	JPM	Pay	0.90	06/20/2018	USD 4,300,000	(5,159)	(4,984)
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.90	06/20/2018	USD 3,100,000	(3,410)	(3,593)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.90	06/20/2018	USD 5,100,000	(7,778)	(5,911)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.90	06/20/2018	USD 1,900,000	(2,232)	(2,202)
Put - North America Investment Grade Index - Series 30	BCLY	Pay	0.95	07/18/2018	USD 6,900,000	(11,868)	(9,710)

Total						$(130,059)	$(84,267)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - 5-Year	MLI	3-Month USD-LIBOR	Pay	2.75%	12/09/2019	USD 40,100,000	$(438,002)	$(711,627)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75	12/12/2019	USD 10,100,000	(110,182)	(179,678)
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD 55,100,000	(1,229,497)	(338,328)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD 37,600,000	(875,827)	(230,874)

Total							$(2,653,508)	$(1,460,507)

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (W)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MetLife, Inc., 4.75%, 02/08/2021	1.00%	Quarterly	06/20/2021	0.32%	USD	1,400,000	$30,367	$30,891	$(524)
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.41	USD	4,500,000	98,970	103,709	(4,739)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.99	EUR	9,700,000	8,955	41,600	(32,645)

Total							$138,292	$176,200	$(37,908)

Credit Default Swap Agreements on Credit Indices - Sell Protection (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 29	5.00%	Quarterly	12/20/2022	USD	1,000,000	$67,270	$67,812	$(542)
North America High Yield Index - Series 30	5.00	Quarterly	06/20/2023	USD	1,400,000	86,056	84,295	1,761
North America Investment Grade Index - Series 28	1.00	Quarterly	06/20/2022	USD	35,300,000	660,959	708,554	(47,595)
North America Investment Grade Index - Series 29	1.00	Quarterly	12/20/2022	USD	93,900,000	1,773,310	1,885,944	(112,634)
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD	158,000,000	2,658,290	2,736,294	(78,004)

Total						$5,245,885	$5,482,899	$(237,014)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	1,900,000	$263,944	$255,500	$8,444
3-Month USD-LIBOR	Receive	1.96	Semi-Annually/Quarterly	12/05/2019	USD	257,700,000	(1,100,077)	—	(1,100,077)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD	49,600,000	2,368,335	2,809,394	(441,059)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	30,000,000	604,763	701,925	(97,162)
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually/Annually	07/04/2042	EUR	25,400,000	55,401	—	55,401
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2023	GBP	31,400,000	(171,236)	(20,161)	(151,075)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/20/2028	GBP	9,000,000	22,094	287,849	(265,755)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	23,500,000	128,456	559,982	(431,526)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/20/2048	GBP	12,200,000	45,800	569,443	(523,643)
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	09/19/2048	GBP	13,600,000	(1,125,258)	(713,690)	(411,568)
6-Month JPY-LIBOR	Pay	0.29	Semi-Annually	01/25/2028	JPY	510,000,000	(212)	35,885	(36,097)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	13,500,000,000	(872,253)	(792,415)	(79,838)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	15,040,000,000	(1,084,616)	(734,886)	(349,730)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(65,923)	(32,775)	(33,148)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	1,710,000,000	(8,682)	120,626	(129,308)

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Pay	0.30%	Semi-Annually	02/13/2028	JPY	240,000,000	$(3,207)	$14,887	$(18,094)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	02/08/2028	JPY	130,000,000	(7,909)	—	(7,909)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	01/18/2028	JPY	80,000,000	(5,320)	815	(6,135)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	02/16/2028	JPY	260,000,000	(16,212)	—	(16,212)
6-Month JPY-LIBOR	Pay	0.38	Semi-Annually	06/18/2028	JPY	150,000,000	(9,504)	2,417	(11,921)
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	1,050,000,000	(85,229)	(893)	(84,336)
BRL-CDI	Receive	8.22	Maturity	01/02/2020	BRL	78,100,000	528,939	(35,209)	564,148
BRL-CDI	Receive	10.06	Maturity	01/02/2023	BRL	39,900,000	538,384	21,111	517,273

Total							$478	$3,049,805	$(3,049,327)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (T)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (W)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	0.75%	USD	900,000	$3,810	$(33,104)	$36,914
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	Quarterly	03/20/2020	0.80	USD	200,000	768	(14,616)	15,384
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	Quarterly	03/20/2020	0.80	USD	100,000	385	(6,927)	7,312
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	Quarterly	12/20/2019	0.75	USD	1,400,000	5,926	(62,461)	68,387
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	Quarterly	12/20/2019	0.75	USD	1,000,000	4,234	(31,763)	35,997

Total								$15,123	$(148,871)	$163,994

Credit Default Swap Agreements on Credit Indices – Sell Protection (T)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCI	0.11%	Monthly	05/25/2046	USD 6,284,112	$(491,576)	$(1,278,313)	$786,737

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(740)	06/17/2019	$(181,252,995)	$(180,051,250)	$1,201,745	$—
90-Day Eurodollar	Short	(81)	09/16/2019	(19,845,860)	(19,698,188)	147,672	—
90-Day Eurodollar	Short	(378)	12/16/2019	(92,495,197)	(91,868,175)	627,022	—
90-Day Eurodollar	Short	(221)	06/15/2020	(53,661,498)	(53,703,000)	—	(41,502)
90-Day Eurodollar	Short	(232)	09/14/2020	(56,323,862)	(56,370,200)	—	(46,338)
5-Year U.S. Treasury Note	Long	6,972	06/29/2018	794,657,498	798,021,660	3,364,162	—
10-Year Australia Treasury Bond	Short	(335)	06/15/2018	(32,912,990)	(33,349,996)	—	(437,006)
10-Year Canada Government Bond	Short	(337)	06/20/2018	(34,218,445)	(34,860,085)	—	(641,640)
10-Year Japan Government Bond	Short	(6)	06/13/2018	(8,497,560)	(8,501,668)	—	(4,108)
10-Year U.S. Treasury Note	Long	2,254	06/20/2018	270,873,427	273,050,969	2,177,542	—
Euro OAT	Short	(1,434)	06/07/2018	(268,267,019)	(272,768,623)	—	(4,501,604)
Euro-BTP Italy Government Bond	Short	(406)	06/07/2018	(67,803,466)	(69,334,290)	—	(1,530,824)
German Euro Bund	Long	1,123	06/07/2018	216,517,330	220,299,578	3,782,248	—
German Euro BUXL	Short	(178)	06/07/2018	(36,146,880)	(36,221,535)	—	(74,655)
OTC Call Options Exercise Price EUR 170.00 on Euro OAT Futures	Long	766	05/25/2018	10,236	9,425	—	(811)
OTC Put Options Exercise Price EUR 140.00 on German Euro Bund Futures	Long	1,050	05/25/2018	14,031	12,920	—	(1,111)

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
OTC Put Options Exercise Price EUR 141.00 on German Euro Bund Futures	Long	325	05/25/2018	$4,343	$3,999	$—	$(344)
OTC Put Options Exercise Price EUR 158.00 on German Euro Bund Futures	Short	(186)	04/20/2018	(57,019)	(25,175)	31,844	—
U.S. Treasury Bond	Short	(1,469)	06/20/2018	(209,376,524)	(215,392,125)	—	(6,015,601)

Total						$11,332,235	$(13,295,544)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/15/2018	USD	1,758,028	NOK	13,520,000	$30,901	$—
BCLY	05/15/2018	GBP	1,140,000	USD	1,588,587	13,809	—
BNP	04/03/2018	USD	13,667,792	BRL	46,541,612	—	(425,965)
BNP	04/03/2018	USD	38,399,935	DKK	257,419,800	—	(4,097,204)
BNP	04/03/2018	BRL	93,083,224	USD	28,575,050	—	(387,536)
BNP	04/18/2018	RUB	1,021,263,340	USD	17,102,864	688,055	—
BNP	05/03/2018	USD	14,246,633	BRL	46,541,612	187,018	—
BNP	05/10/2018	MXN	10,328,000	USD	546,753	17,790	—
BNP	05/15/2018	USD	6,094,126	JPY	644,000,000	24,106	—
BNP	06/04/2018	USD	15,661,264	JPY	1,660,000,000	—	(5,744)
BNP	06/20/2018	USD	30,770,577	TWD	889,361,995	90,933	—
BNP	06/20/2018	TWD	5,723,190	USD	198,000	—	(571)
BNP	10/01/2018	USD	13,830,738	DKK	85,734,959	—	(527,966)
BOA	04/03/2018	USD	118,247,213	DKK	805,666,000	—	(14,759,260)
BOA	04/03/2018	DKK	131,689,719	USD	21,109,213	631,291	—
BOA	04/05/2018	RUB	40,042,650	USD	697,000	1,563	—
BOA	05/15/2018	USD	5,357,445	EUR	4,327,000	16,009	—
BOA	05/15/2018	USD	4,655,609	SEK	37,995,000	90,304	—
BOA	05/15/2018	SEK	202,610,000	USD	24,579,598	17,320	(252,231)
BOA	05/15/2018	JPY	1,364,800,000	USD	12,854,359	9,559	—
BOA	07/02/2018	USD	14,497,484	DKK	94,290,000	—	(1,177,303)
BOA	07/03/2018	USD	14,188,609	DKK	95,225,000	—	(1,642,926)
CITI	04/03/2018	DKK	10,095,000	USD	1,671,490	—	(4,918)
CITI	04/04/2018	GBP	32,913,000	USD	46,289,189	—	(104,515)
CITI	04/05/2018	USD	699,069	RUB	40,042,650	505	—
CITI	04/23/2018	RUB	40,042,650	USD	697,680	—	(496)
CITI	04/27/2018	USD	1,425,000	RUB	82,165,500	—	(4,965)
CITI	05/01/2018	USD	112,858,680	JPY	12,270,000,000	—	(2,681,074)
CITI	05/08/2018	USD	198,160	ILS	678,000	4,414	—
CITI	05/14/2018	USD	14,995,400	JPY	1,630,000,000	—	(367,105)
CITI	05/15/2018	USD	283,791	AUD	365,000	3,438	—
CITI	05/15/2018	USD	2,074,808	EUR	1,671,000	12,053	—
CITI	05/15/2018	USD	11,064,433	GBP	7,835,000	51,476	—
CITI	05/15/2018	SEK	28,875,000	USD	3,526,439	—	(56,952)
CITI	05/15/2018	GBP	27,356,000	USD	37,945,873	506,002	—
CITI	05/15/2018	EUR	2,625,000	USD	3,252,489	—	(12,076)
CITI	05/21/2018	USD	17,955,018	JPY	1,900,000,000	39,191	—
CITI	05/25/2018	RUB	334,292,750	USD	5,748,306	50,002	—
CITI	06/04/2018	USD	11,409,712	JPY	1,210,000,000	—	(10,215)
CITI	06/20/2018	KRW	4,963,287,070	USD	4,669,000	717	—
CITI	06/20/2018	TWD	130,975,890	USD	4,530,000	—	(11,824)
CITI	07/02/2018	USD	14,048,334	DKK	91,265,000	—	(1,123,577)
DUB	04/03/2018	USD	6,452,692	BRL	21,447,456	—	(42,039)
DUB	04/03/2018	BRL	21,447,456	USD	6,588,000	—	(93,269)
DUB	04/13/2018	USD	7,155,909	EUR	5,802,748	9,368	—
DUB	05/15/2018	NOK	46,245,000	USD	5,949,860	—	(42,239)
DUB	06/07/2018	RUB	223,543,324	USD	3,868,000	4,230	—
DUB	06/20/2018	TWD	230,074,438	USD	7,941,269	—	(4,566)
DUB	10/01/2018	USD	9,127,549	DKK	56,417,041	—	(321,054)
GSB	04/02/2018	USD	2,165,495	KRW	2,309,499,900	—	(1,393)
GSB	04/02/2018	KRW	2,309,499,900	USD	2,157,000	9,888	—
GSB	04/03/2018	USD	6,588,000	BRL	21,447,456	93,269	—
GSB	04/03/2018	USD	17,738,246	DKK	120,619,200	—	(2,174,639)
GSB	04/03/2018	BRL	21,447,456	USD	6,474,309	28,122	(7,701)
GSB	04/09/2018	USD	4,932,730	RUB	284,421,220	—	(26,881)

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSB	04/09/2018	RUB	284,421,220	USD	5,032,000	$—	$(72,388)
GSB	04/16/2018	RUB	168,163,590	USD	2,919,000	11,131	—
GSB	04/23/2018	USD	8,092,000	RUB	461,324,920	59,854	—
GSB	04/27/2018	USD	6,369,000	RUB	368,064,510	—	(36,602)
GSB	05/15/2018	USD	23,942,384	EUR	19,390,000	6,531	—
GSB	05/15/2018	USD	64,919,980	GBP	46,618,000	—	(606,759)
GSB	05/15/2018	USD	37,288,771	JPY	3,972,200,000	—	(151,189)
GSB	05/15/2018	EUR	11,780,000	USD	14,782,429	—	(240,688)
GSB	05/15/2018	JPY	5,499,800,000	USD	52,176,477	—	(338,128)
GSB	06/07/2018	RUB	728,872,828	USD	12,732,613	—	(107,037)
GSB	06/20/2018	KRW	6,614,459,600	USD	6,233,000	—	(9,774)
GSB	07/10/2018	RUB	284,421,220	USD	4,887,802	22,861	—
GSB	10/02/2018	USD	2,179,430	BRL	7,300,000	3,800	—
GSB	10/02/2018	USD	7,374,583	DKK	47,805,000	—	(632,445)
HSBC	04/02/2018	USD	6,233,142	TWD	181,322,100	13,378	—
HSBC	04/02/2018	TWD	181,322,100	USD	6,231,000	—	(11,236)
HSBC	04/03/2018	USD	21,171,566	BRL	70,370,050	—	(137,932)
HSBC	04/03/2018	BRL	70,370,050	USD	21,543,611	—	(234,113)
HSBC	04/04/2018	USD	46,798,435	GBP	32,913,000	613,762	—
HSBC	04/10/2018	USD	10,587,000	RUB	605,567,930	28,523	—
HSBC	04/10/2018	RUB	938,317,635	USD	16,321,121	39,067	—
HSBC	04/18/2018	USD	861,174	RUB	49,136,887	5,185	—
HSBC	04/18/2018	RUB	223,012,049	USD	3,739,460	145,522	—
HSBC	04/26/2018	USD	10,531,928	RUB	605,567,930	—	(8,204)
HSBC	04/26/2018	RUB	49,136,887	USD	860,420	—	(5,175)
HSBC	04/27/2018	USD	11,687,772	RUB	675,492,844	—	(68,153)
HSBC	05/03/2018	GBP	32,913,000	USD	46,855,078	—	(613,809)
HSBC	05/08/2018	ZAR	4,184,000	USD	342,936	8,592	—
HSBC	05/10/2018	USD	1,430,767	MXN	26,916,000	—	(40,500)
HSBC	05/15/2018	USD	40,455,363	AUD	51,076,000	1,224,411	—
HSBC	05/15/2018	AUD	31,582,000	USD	24,829,010	—	(571,200)
HSBC	06/07/2018	USD	2,338,000	RUB	134,294,720	11,739	—
HSBC	06/07/2018	RUB	1,761,949,724	USD	30,799,978	—	(279,388)
HSBC	06/20/2018	KRW	65,171,530,109	USD	60,324,077	992,673	—
HSBC	06/20/2018	TWD	230,887,755	USD	8,000,828	—	(36,068)
HSBC	10/01/2018	DKK	739,000	USD	114,508	9,258	—
HSBC	03/15/2019	USD	14,328,966	EUR	11,200,000	147,935	—
JPM	04/02/2018	USD	7,033,104	BRL	23,476,500	—	(76,663)
JPM	04/02/2018	BRL	23,476,500	USD	7,050,000	59,767	—
JPM	04/03/2018	USD	39,179,171	BRL	129,500,000	486,672	(522,764)
JPM	04/03/2018	BRL	129,500,000	USD	39,095,636	166,055	(46,429)
JPM	04/04/2018	USD	1,190,688	CAD	1,529,000	3,804	—
JPM	04/04/2018	USD	620,444	NZD	860,000	—	(1,083)
JPM	04/10/2018	USD	12,294,000	RUB	707,536,944	2,289	(44,663)
JPM	04/18/2018	USD	20,846,000	RUB	1,195,138,501	29,802	(3,714)
JPM	04/30/2018	USD	6,792,485	EUR	5,503,662	6,031	—
JPM	05/03/2018	BRL	7,100,000	USD	2,149,463	—	(4,646)
JPM	05/03/2018	CAD	30,218,000	USD	23,436,360	33,567	—
JPM	05/15/2018	USD	1,604,837	AUD	2,042,000	36,397	—
JPM	05/15/2018	USD	15,521,370	EUR	12,381,000	237,730	—
JPM	05/15/2018	USD	35,187,851	GBP	25,323,000	—	(406,417)
JPM	05/15/2018	USD	29,692,881	JPY	3,119,500,000	290,042	—
JPM	05/15/2018	USD	9,892,226	NOK	76,140,000	165,635	—
JPM	05/15/2018	USD	12,907,743	SEK	105,230,000	263,789	—
JPM	05/15/2018	AUD	20,637,000	USD	16,218,616	—	(367,548)
JPM	05/15/2018	GBP	4,195,000	USD	5,921,499	—	(24,964)
JPM	05/15/2018	NOK	42,545,000	USD	5,448,924	11,352	(25,316)
JPM	05/15/2018	SEK	186,495,000	USD	22,787,335	—	(378,953)
JPM	05/15/2018	JPY	5,968,200,000	USD	56,669,845	—	(416,593)
JPM	05/25/2018	USD	10,025,000	RUB	577,178,428	13,840	—
JPM	06/04/2018	USD	14,064,565	JPY	1,490,000,000	2,010	—
JPM	06/07/2018	USD	6,667,000	RUB	384,292,055	10,271	—
JPM	06/07/2018	RUB	181,308,624	USD	3,177,000	—	(36,362)
JPM	10/02/2018	USD	26,994,992	BRL	91,100,000	—	(155,678)
MSCS	04/16/2018	RUB	153,313,200	USD	2,664,000	7,373	—
MSCS	05/07/2018	USD	39,014,506	JPY	4,220,000,000	—	(739,250)
MSCS	05/14/2018	USD	64,456,707	JPY	7,010,000,000	—	(1,611,490)

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
MSCS	05/29/2018	USD	15,928,655	JPY	1,700,000,000	$—	$(110,112)
MSCS	06/20/2018	KRW	3,871,048,941	USD	3,573,000	69,083	—
MSCS	07/03/2018	USD	13,815,308	BRL	47,200,000	—	(364,395)
NGFP	10/02/2018	USD	74,857,452	BRL	248,916,000	672,643	—
SCB	04/02/2018	USD	6,523,735	KRW	6,986,593,902	—	(31,435)
SCB	04/02/2018	KRW	6,986,593,902	USD	6,526,495	28,675	—
SCB	06/20/2018	USD	136,982	SGD	180,009	—	(569)
SCB	06/20/2018	USD	308,618	THB	9,785,669	—	(5,177)
SCB	06/20/2018	TWD	137,109,720	USD	4,741,000	—	(11,230)
SCB	06/20/2018	KRW	6,986,593,902	USD	6,535,635	37,714	—
UBS	04/03/2018	USD	9,615,966	BRL	31,800,000	—	(13,728)
UBS	04/03/2018	USD	46,438,202	DKK	294,753,000	—	(2,222,232)
UBS	04/03/2018	BRL	31,800,000	USD	9,567,363	62,331	—
UBS	04/16/2018	USD	4,206,000	RUB	239,742,000	28,666	—
UBS	05/01/2018	USD	28,476,943	JPY	3,100,000,000	—	(714,030)
UBS	05/03/2018	BRL	31,800,000	USD	9,589,289	17,077	—
UBS	05/14/2018	USD	22,262,434	JPY	2,420,000,000	—	(545,703)
UBS	05/21/2018	USD	6,342,047	JPY	680,000,000	—	(69,933)
UBS	06/04/2018	USD	29,317,887	JPY	3,110,000,000	—	(34,158)
UBS	06/20/2018	USD	82,794,530	KRW	87,638,010,091	340,152	—
UBS	06/20/2018	INR	60,931,005	USD	934,991	—	(9,761)
UBS	07/02/2018	DKK	140,390,000	USD	22,509,815	828,646	—

Total						$9,886,968	$(43,563,988)

SECURITY VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$429,779,263	$—	$429,779,263
Certificates of Deposit	—	50,600,000	—	50,600,000
Corporate Debt Securities	—	1,099,020,807	—	1,099,020,807
Foreign Government Obligations	—	156,447,523	—	156,447,523
Mortgage-Backed Securities	—	211,969,109	—	211,969,109
Municipal Government Obligations	—	10,346,993	—	10,346,993
U.S. Government Agency Obligations	—	1,339,486,299	—	1,339,486,299
U.S. Government Obligations	—	530,834,458	—	530,834,458
Commercial Paper	—	17,799,004	—	17,799,004
Short-Term Foreign Government Obligations	—	467,727,154	—	467,727,154
Short-Term U.S. Government Obligations	—	155,880	—	155,880
Securities Lending Collateral	33,536,870	—	—	33,536,870
Repurchase Agreement	—	6,527,526	—	6,527,526
Exchange-Traded Options Purchased	10,140	—	—	10,140
Over-the-Counter Options Purchased	—	0	—	0
Over-the-Counter Interest Rate Swaptions Purchased	—	1,190,222	—	1,190,222

Total Investments	$33,547,010	$4,321,884,238	$—	$4,355,431,248

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$5,384,177	$—	$5,384,177
Centrally Cleared Interest Rate Swap Agreements	—	4,556,116	—	4,556,116
Over-the-Counter Credit Default Swap Agreements	—	15,123	—	15,123
Futures Contracts (Y)	11,332,235	—	—	11,332,235
Forward Foreign Currency Contracts (Y)	—	9,886,968	—	9,886,968

Total Other Financial Instruments	$11,332,235	$19,842,384	$—	$31,174,619

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(330,081,625)	$—	$(330,081,625)
Exchange-Traded Options Written	(62,703)	—	—	(62,703)
Over-the-Counter Options Written	—	(72,428)	—	(72,428)
Over-the-Counter Foreign Exchange Options Written	—	(424,752)	—	(424,752)
Over-the-Counter Credit Default Swaptions Written	—	(84,267)	—	(84,267)
Over-the-Counter Interest Rate Swaptions Written	—	(1,460,507)	—	(1,460,507)
Centrally Cleared Interest Rate Swap Agreements	—	(4,555,638)	—	(4,555,638)
Over-the-Counter Credit Default Swap Agreements	—	(491,576)	—	(491,576)
Futures Contracts (Y)	(13,295,544)	—	—	(13,295,544)
Forward Foreign Currency Contracts (Y)	—	(43,563,988)	—	(43,563,988)

Total Other Financial Instruments	$(13,358,247)	$(380,734,781)	$—	$(394,093,028)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $552,681,462, representing 20.2% of the Portfolio’s net assets.
(C)	Illiquid security. At March 31, 2018, the value of such securities amounted to $37,208,217 or 1.4% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2018.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the total value of Regulation S securities is $110,265,264, representing 4.0% of the Portfolio’s net assets.
(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $32,851,199. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2018, the total value of such securities is $1,805,354, representing 0.1% of the Portfolio net assets.
(J)	Non-income producing securities.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $23,680,221.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $38,450,425.
(O)	Securities are subject to sale-buyback transactions.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $309,732.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $8,847,305.
(R)	Percentage rounds to less than 0.01% or (0.01)%.
(S)	Securities deemed worthless.
(T)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(X)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
COFI	11th District Monthly Weighted Average Cost of Funds Index
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 22.5%
Banks - 9.5%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 04/16/2018 (B)	$ 779,000	$ 667,992
Bank of America Corp.
CPI-YoY + 1.10%, 3.21% (A), 11/19/2024, MTN	5,000,000	4,863,250
4.18%, 11/25/2027, MTN	152,000	150,684
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	891,000	909,691
BankBoston Capital Trust IV
3-Month LIBOR + 0.60%, 2.65% (A), 06/08/2028	269,000	250,170
Barclays PLC
3-Month LIBOR + 2.11%, 3.92% (A), 08/10/2021	231,000	240,947
BBVA Bancomer SA
Fixed until 01/17/2028, 5.13% (A), 01/18/2033 (C)	334,000	320,640
Citigroup, Inc.
1.38*CPI-YoY, 2.86% (A), 03/27/2025, MTN	1,000,000	960,400
3-Month LIBOR + 1.19%, 2.97% (A), 08/02/2021	105,000	106,874
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	674,000	657,097
CPI-YoY + 2.50%, 4.71% (A), 03/30/2020, MTN	2,000,000	2,019,200
Corestates Capital II
3-Month LIBOR + 0.65%, 2.37% (A), 01/15/2027 (C)	244,000	230,580
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C)	751,000	714,714
HSBC Holdings PLC
3-Month LIBOR + 1.50%, 3.20% (A), 01/05/2022	1,600,000	1,647,713
Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (B)	336,000	327,432
JPMorgan Chase & Co.
3-Month LIBOR + 1.23%, 2.97% (A), 10/24/2023	275,000	279,042
Regions Financial Corp.
2.75%, 08/14/2022	310,000	301,215
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (A), 03/08/2023, MTN (D)	EUR 400,000	512,138
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	$ 200,000	196,532
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (B)	234,000	254,183
Standard Chartered PLC
3-Month LIBOR + 1.51%, 3.28% (A), 01/30/2027 (B) (C) (E)	400,000	379,040

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
SunTrust Capital III
3-Month LIBOR + 0.65%, 2.77% (A), 03/15/2028 (E)	$ 239,000	$ 221,912
Swedbank AB
Fixed until 11/22/2022, 1.00% (A), 11/22/2027, MTN (D)	EUR 400,000	487,806
UniCredit SpA
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (C)	$ 241,000	244,451
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 2.22% (A), 01/15/2027	354,000	332,760

		17,276,463

Building Products - 0.5%
Masco Corp.
3.50%, 11/15/2027	827,000	785,090
Owens Corning
4.40%, 01/30/2048	121,000	111,736

		896,826

Capital Markets - 1.6%
Credit Suisse Group Funding Guernsey, Ltd.
3-Month LIBOR + 2.29%, 4.02% (A), 04/16/2021	1,257,000	1,320,125
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 3.01% (A), 11/15/2021	824,000	834,070
Fixed until 11/10/2022, 5.00% (A), 11/10/2022 (B) (E)	759,000	738,128

		2,892,323

Chemicals - 0.2%
Mosaic Co.
4.05%, 11/15/2027	205,000	199,939
RPM International, Inc.
4.25%, 01/15/2048	152,000	143,704

		343,643

Construction Materials - 0.6%
CRH America Finance, Inc.
3.95%, 04/04/2028 (C) (F)	260,000	259,183
Vulcan Materials Co.
3-Month LIBOR + 0.60%, 2.72% (A), 06/15/2020	827,000	825,766

		1,084,949

Consumer Finance - 1.4%
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.79%, 2.86% (A), 06/12/2020	428,000	430,179

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Navient Corp.
CPI-YoY + 2.15%, 4.26% (A), 12/15/2020, MTN	$ 189,000	$ 186,165
CPI-YoY + 2.25%, 4.46% (A), 05/03/2019, MTN	2,000,000	1,980,060

		2,596,404

Diversified Financial Services - 1.1%
Hartford Life Institutional Funding
CPI-YoY + 2.30%, 4.37% (A), 05/08/2018, MTN (C) (G)	2,000,000	2,014,020

Electric Utilities - 0.2%
FirstEnergy Corp.
3.90%, 07/15/2027	268,000	263,195

Food & Staples Retailing - 0.5%
CVS Health Corp.
4.30%, 03/25/2028	932,000	935,971

Insurance - 1.1%
Chubb Corp.
3-Month LIBOR + 2.25%, 3.97% (A), 03/29/2067	556,000	555,833
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.96% (A), 02/12/2067 (C)	1,051,000	1,020,784
Prudential Financial, Inc.
Fixed until 06/15/2018, 8.88% (A), 06/15/2068	255,000	257,231
XLIT, Ltd.
5.50%, 03/31/2045	149,000	163,436

		1,997,284

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	197,000	191,412

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.38%, 05/01/2047	194,000	187,644

Metals & Mining - 1.6%
Anglo American Capital PLC
4.00%, 09/11/2027 (C)	229,000	219,612
Glencore Funding LLC
3.88%, 10/27/2027 (C) (E)	184,000	174,535
4.00%, 04/16/2025 - 03/27/2027 (C)	792,000	768,318
Kinross Gold Corp.
4.50%, 07/15/2027 (C)	148,000	144,936
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	1,050,000	1,064,547
5.75%, 11/15/2041 (C)	515,000	556,418

		2,928,366

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.6%
National Grid PLC
1.25%, 10/06/2021, MTN (D)	GBP 520,000	$ 906,865
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 3.95% (A), 05/15/2067	$ 242,000	235,950

		1,142,815

Oil, Gas & Consumable Fuels - 2.8%
Andeavor
3.80%, 04/01/2028	755,000	720,220
Andeavor Logistics, LP
Fixed until 02/15/2023, 6.88% (A), 02/15/2023 (B)	381,000	382,762
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	380,000	370,454
BP Capital Markets PLC
3-Month LIBOR + 0.65%, 2.83% (A), 09/19/2022	569,000	574,720
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	874,000	830,300
Energy Transfer Partners, LP
Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (B) (E)	755,000	722,441
EnLink Midstream Partners, LP
4.85%, 07/15/2026	406,000	410,193
Fixed until 12/15/2022, 6.00% (A), 12/15/2022 (B) (E)	142,000	132,415
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	278,000	270,355
Marathon Oil Corp.
4.40%, 07/15/2027	345,000	350,296
Noble Energy, Inc.
3.85%, 01/15/2028 (E)	260,000	255,641
ONEOK, Inc.
4.00%, 07/13/2027	99,000	97,532

		5,117,329

Transportation Infrastructure - 0.6%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (D)	GBP 575,794	979,214

Total Corporate Debt Securities (Cost $40,833,028)		40,847,858

FOREIGN GOVERNMENT OBLIGATIONS - 20.3%
Australia - 2.3%
Australia Government Bond
1.00%, 11/21/2018 (D)	AUD 5,000,000	4,161,601

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2019	BRL 3,000,000	933,030

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France - 4.3%
France Government Bond OAT
2.10%, 07/25/2023 (D)	EUR 1,898,781	$ 2,764,935
France Republic Government Bond OAT
0.10%, 07/25/2021 (D)	3,886,589	5,043,364

		7,808,299

Italy - 3.5%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (D)	2,558,850	3,272,488
1.25%, 09/15/2032 (D)	1,014,240	1,327,167
2.10%, 09/15/2021 (D)	1,320,036	1,814,202

		6,413,857

Mexico - 1.1%
Mexican Udibonos
Series S,
4.50%, 12/04/2025	MXN 19,176,003	1,118,252
Mexico Udibonos
Series S,
2.50%, 12/10/2020	16,901,251	901,288

		2,019,540

New Zealand - 0.9%
New Zealand Government Bond
2.00%, 09/20/2025 (D)	NZD 2,000,000	1,596,560

Spain - 3.5%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (D)	EUR 2,541,775	3,263,480
1.00%, 11/30/2030 (D)	2,230,624	3,086,887

		6,350,367

United Kingdom - 4.2%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2044 (D)	GBP 4,696,750	7,517,877

Total Foreign Government Obligations (Cost $34,084,710)		36,801,131

MORTGAGE-BACKED SECURITIES - 0.6%
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class A,
1-Month LIBOR + 0.75%, 2.53% (A), 05/15/2030 (C)	$ 125,000	125,196
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 2.48% (A), 06/15/2034 (C)	900,000	900,562

Total Mortgage-Backed Securities (Cost $1,027,266)		1,025,758

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 1.65%, 3.52% (A), 04/25/2024	1,357,945	1,377,755
1-Month LIBOR + 2.20%, 4.07% (A), 02/25/2024 - 03/25/2025	856,633	876,083

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 1.60%, 3.47% (A), 01/25/2024	$ 96,371	$ 97,084
1-Month LIBOR + 2.00%, 3.87% (A), 10/25/2023	53,439	53,722

Total U.S. Government Agency Obligations (Cost $2,358,799)		2,404,644

U.S. GOVERNMENT OBLIGATIONS - 52.9%
U.S. Treasury Inflation-Protected Securities - 52.9%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	2,693,825	2,539,530
0.75%, 02/15/2042 - 02/15/2045	5,725,244	5,538,634
1.00%, 02/15/2046	2,560,970	2,622,861
1.38%, 02/15/2044	2,667,017	2,965,626
2.00%, 01/15/2026	2,496,380	2,756,588
2.38%, 01/15/2025 - 01/15/2027	6,982,604	7,885,929
2.50%, 01/15/2029	576,940	683,400
3.63%, 04/15/2028	1,072,190	1,374,544
3.88%, 04/15/2029	2,599,158	3,459,317
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2024	53,202,317	52,613,496
0.25%, 01/15/2025	2,457,983	2,403,855
0.38%, 07/15/2025	4,189,127	4,136,191
0.63%, 01/15/2024 - 01/15/2026	7,059,404	7,069,968

Total U.S. Government Obligations (Cost $96,494,167)		96,049,939

	Shares	Value
PREFERRED STOCKS - 0.5%
Banks - 0.3%
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (A)	3,500	86,800
US Bancorp,
Series A, 3-Month LIBOR + 1.02%, 3.50% (A) (E)	500	460,000

		546,800

Insurance - 0.2%
Prudential Financial, Inc.,
CPI-YoY + 2.40%, 4.51% (A)	10,368	258,682

Total Preferred Stocks (Cost $773,669)		805,482

	Principal	Value
SHORT-TERM INVESTMENT COMPANY - 1.6%
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund	$ 2,936,121	2,936,121

Total Short-Term Investment Company (Cost $2,936,121)		2,936,121

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (H)	1,828,037	$ 1,828,037

Total Securities Lending Collateral (Cost $1,828,037)		1,828,037

Total Investments (Cost $180,335,797)		182,698,970
Net Other Assets (Liabilities) - (0.7)%		(1,230,139)

Net Assets - 100.0%		$ 181,468,831

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/20/2018	USD	4,061,132	AUD	5,107,350	$138,449	$—
JPMS	04/20/2018	USD	922,367	BRL	3,000,000	15,151	—
JPMS	04/20/2018	USD	19,800,451	EUR	16,088,287	10,622	(34,098)
JPMS	04/20/2018	USD	12,027,151	GBP	8,705,000	—	(196,327)
JPMS	04/20/2018	USD	1,801,774	MXN	34,500,000	—	(90,123)
JPMS	04/20/2018	USD	1,420,562	NZD	1,954,900	7,814	—
JPMS	04/20/2018	EUR	138,287	USD	173,696	—	(3,299)
JPMS	04/20/2018	BRL	100,000	USD	31,526	—	(1,285)
JPMS	04/20/2018	GBP	3,890,000	USD	5,446,444	15,857	—

Total						$187,893	$(325,132)

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$40,847,858	$—	$40,847,858
Foreign Government Obligations	—	36,801,131	—	36,801,131
Mortgage-Backed Securities	—	1,025,758	—	1,025,758
U.S. Government Agency Obligations	—	2,404,644	—	2,404,644
U.S. Government Obligations	—	96,049,939	—	96,049,939
Preferred Stocks	805,482	—	—	805,482
Short-Term Investment Company	2,936,121	—	—	2,936,121
Securities Lending Collateral	1,828,037	—	—	1,828,037

Total Investments	$5,569,640	$177,129,330	$—	$182,698,970

Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$187,893	$—	$187,893

Total Other Financial Instruments	$—	$187,893	$—	$187,893

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(325,132)	$—	$(325,132)

Total Other Financial Instruments	$—	$(325,132)	$—	$(325,132)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $9,137,536, representing 5.0% of the Portfolio’s net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the total value of Regulation S securities is $36,734,584, representing 20.2% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,789,811. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the value of the security is $2,014,020, representing 1.1% of the Portfolio’s net assets.
(H)	Rate disclosed reflects the yield at March 31, 2018.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 72.4%
Money Market Funds - 72.4%
State Street Institutional U.S. Government Money Market Fund	3,066,472	$ 3,066,472
Dreyfus Treasury Cash Management	3,066,472	3,066,472
UBS Select Treasury Preferred	3,066,471	3,066,471
BlackRock Liquidity Funds T-Fund Portfolio	3,066,472	3,066,472

Total Short-Term Investment Companies (Cost $12,265,887)		12,265,887

	Principal	Value
REPURCHASE AGREEMENT - 18.8%

Fixed Income Clearing Corp., 0.74% (A), dated 03/29/2018, to be repurchased at $3,174,058 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation and a U.S Government Obligation, 1.50% - 2.15%, due 02/14/2020 - 08/15/2026, and with a total value of $3,239,127.

	$ 3,173,797	$ 3,173,797

Total Repurchase Agreement (Cost $3,173,797)		3,173,797

Total Investments (Cost $15,439,684)		15,439,684
Net Other Assets (Liabilities) - 8.8%		1,484,830

Net Assets - 100.0%		$ 16,924,514

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Short	(257)	06/15/2018	$(34,778,999)	$(33,962,550)	$816,449	$—

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$12,265,887	$—	$—	$12,265,887
Repurchase Agreement	—	3,173,797	—	3,173,797

Total Investments	$12,265,887	$3,173,797	$—	$15,439,684

Other Financial Instruments
Futures Contracts (C)	$816,449	$—	$—	$816,449

Total Other Financial Instruments	$816,449	$—	$—	$816,449

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2018.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 94.7%
International Equity Funds - 8.8%
iShares Edge MSCI Min Vol EAFE ETF	184,943	$ 13,628,450
Vanguard FTSE All-World ex-US ETF	335,855	18,260,436
Vanguard Total International Stock ETF (A)	107,571	6,083,140

		37,972,026

International Fixed Income Fund - 4.4%
Vanguard Total International Bond ETF (A)	346,794	18,980,035

U.S. Equity Funds - 21.0%
iShares Core S&P 500 ETF	69,500	18,443,215
iShares Edge MSCI Min Vol USA ETF (A)	198,356	10,300,627
iShares Russell 1000 ETF	375,421	55,134,328
Vanguard Small-Cap Growth ETF (A)	21,919	3,593,620
Vanguard Small-Cap Value ETF	27,730	3,588,817

		91,060,607

U.S. Fixed Income Funds - 60.5%
iShares Core U.S. Aggregate Bond ETF	568,893	61,013,774
iShares TIPS Bond ETF	38,219	4,320,658
SPDR Bloomberg Barclays Convertible Securities ETF (A)	260,465	13,455,622
Vanguard Total Bond Market ETF	2,290,956	183,116,113

		261,906,167

Total Exchange-Traded Funds (Cost $403,728,601)		409,918,835

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (B)	18,629,133	$ 18,629,133

Total Securities Lending Collateral (Cost $18,629,133)		18,629,133

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $8,584,577 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 1.63%, due 01/21/2020, and with a value of $8,759,998.	$ 8,583,872	8,583,872

Total Repurchase Agreement (Cost $8,583,872)		8,583,872

Total Investments (Cost $430,941,606)		437,131,840
Net Other Assets (Liabilities) - (1.0)%		(4,331,205)

Net Assets - 100.0%		$ 432,800,635

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$409,918,835	$—	$—	$409,918,835
Securities Lending Collateral	18,629,133	—	—	18,629,133
Repurchase Agreement	—	8,583,872	—	8,583,872

Total Investments	$428,547,968	$8,583,872	$—	$437,131,840

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,247,072. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 85.5%
International Equity Funds - 16.9%
iShares Edge MSCI Min Vol EAFE ETF	166,976	$ 12,304,461
Vanguard FTSE All-World ex-US ETF	1,513,142	82,269,531
Vanguard Total International Stock ETF (A)	481,446	27,225,771

		121,799,763

International Fixed Income Fund - 3.8%
Vanguard Total International Bond ETF	508,070	27,806,671

U.S. Equity Funds - 38.7%
iShares Core S&P 500 ETF	237,684	63,074,203
iShares Edge MSCI Min Vol USA ETF (A)	93,581	4,859,662
iShares Russell 1000 ETF (A)	1,292,345	189,793,787
Vanguard Small-Cap Growth ETF (A)	66,297	10,869,393
Vanguard Small-Cap Value ETF	83,905	10,858,985

		279,456,030

U.S. Fixed Income Funds - 26.1%
iShares Core U.S. Aggregate Bond ETF	391,683	42,008,002
iShares TIPS Bond ETF	76,786	8,680,657
SPDR Bloomberg Barclays Convertible Securities ETF (A)	234,798	12,129,665
Vanguard Total Bond Market ETF	1,569,939	125,485,224

		188,303,548

Total Exchange-Traded Funds (Cost $587,142,110)		617,366,012

	Shares	Value
SECURITIES LENDING COLLATERAL - 19.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (B)	141,979,959	$ 141,979,959

Total Securities Lending Collateral (Cost $141,979,959)		141,979,959

	Principal	Value
REPURCHASE AGREEMENT - 7.8%
Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $56,328,253 on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.25%, due 03/31/2019, and with a value of $57,451,861.	$ 56,323,621	56,323,621

Total Repurchase Agreement (Cost $56,323,621)		56,323,621

Total Investments (Cost $785,445,690)		815,669,592
Net Other Assets (Liabilities) - (13.0)%		(93,742,187)

Net Assets - 100.0%		$ 721,927,405

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$617,366,012	$—	$—	$617,366,012
Securities Lending Collateral	141,979,959	—	—	141,979,959
Repurchase Agreement	—	56,323,621	—	56,323,621

Total Investments	$759,345,971	$56,323,621	$—	$815,669,592

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $139,029,939. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 91.4%
International Equity Funds - 12.7%
iShares Edge MSCI Min Vol EAFE ETF (A)	565,308	$ 41,657,547
Vanguard FTSE All-World ex-US ETF (A)	2,182,662	118,671,333
Vanguard Total International Stock ETF (A)	691,660	39,113,373

		199,442,253

International Fixed Income Fund - 4.5%
Vanguard Total International Bond ETF (A)	1,296,296	70,946,280

U.S. Equity Funds - 28.9%
iShares Core S&P 500 ETF	371,082	98,474,030
iShares Edge MSCI Min Vol USA ETF (A)	450,775	23,408,746
iShares Russell 1000 ETF (A)	2,011,713	295,440,171
Vanguard Small-Cap Growth ETF (A)	107,150	17,567,243
Vanguard Small-Cap Value ETF (A)	135,608	17,550,387

		452,440,577

U.S. Fixed Income Funds - 45.3%
iShares Core U.S. Aggregate Bond ETF	1,516,557	162,650,738
iShares TIPS Bond ETF	172,664	19,519,665
SPDR Bloomberg Barclays Convertible Securities ETF (A)	748,065	38,645,038
Vanguard Total Bond Market ETF	6,120,229	489,189,904

		710,005,345

Total Exchange-Traded Funds (Cost $1,384,010,182)		1,432,834,455

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (B)	103,682,961	$ 103,682,961

Total Securities Lending Collateral (Cost $103,682,961)		103,682,961

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 0.74% (B), dated 03/29/2018, to be repurchased at $61,301,897 on 04/02/2018. Collateralized by a U.S. Government Obligation, 1.25%, due 03/31/2019, and with a value of $62,522,902.	$ 61,296,857	61,296,857

Total Repurchase Agreement (Cost $61,296,857)		61,296,857

Total Investments (Cost $1,548,990,000)		1,597,814,273
Net Other Assets (Liabilities) - (1.9)%		(29,866,784)

Net Assets - 100.0%		$ 1,567,947,489

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,432,834,455	$—	$—	$1,432,834,455
Securities Lending Collateral	103,682,961	—	—	103,682,961
Repurchase Agreement	—	61,296,857	—	61,296,857

Total Investments	$1,536,517,416	$61,296,857	$—	$1,597,814,273

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $101,489,924. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (A)	60,100	$ 1,680,997
Cubic Corp.	20,500	1,303,800
Curtiss-Wright Corp.	10,800	1,458,756

		4,443,553

Airlines - 1.6%
Alaska Air Group, Inc.	82,800	5,130,288
United Continental Holdings, Inc. (A)	57,600	4,001,472

		9,131,760

Auto Components - 0.7%
Gentex Corp.	38,600	888,572
Stoneridge, Inc. (A)	69,000	1,904,400
Visteon Corp. (A)	13,950	1,537,848

		4,330,820

Banks - 6.8%
Bank of Princeton (A)	17,440	601,506
Berkshire Hills Bancorp, Inc.	84,712	3,214,820
CIT Group, Inc.	126,700	6,525,050
Evans Bancorp, Inc.	5,600	253,400
First Citizens BancShares, Inc., Class A	12,457	5,147,731
First Community Bancshares, Inc.	96,254	2,873,182
First Republic Bank	12,300	1,139,103
Hanmi Financial Corp.	50,100	1,540,575
Hope Bancorp, Inc.	84,772	1,542,003
Lakeland Bancorp, Inc.	149,000	2,957,650
Sandy Spring Bancorp, Inc.	74,100	2,872,116
Sterling Bancorp	119,000	2,683,450
Umpqua Holdings Corp.	102,000	2,183,820
Union Bankshares Corp.	33,100	1,215,101
United Community Banks, Inc.	66,500	2,104,725
Washington Trust Bancorp, Inc.	23,803	1,279,411
Webster Financial Corp.	18,500	1,024,900

		39,158,543

Biotechnology - 0.6%
United Therapeutics Corp. (A)	32,200	3,617,992

Building Products - 1.9%
American Woodmark Corp. (A)	8,500	836,825
Caesarstone, Ltd.	87,900	1,727,235
Continental Building Products, Inc. (A)	136,000	3,882,800
Gibraltar Industries, Inc. (A)	21,000	710,850
Insteel Industries, Inc.	17,400	480,762
JELD-WEN Holding, Inc. (A)	51,200	1,567,744
Masonite International Corp. (A)	11,200	687,120
PGT Innovations, Inc. (A)	47,000	876,550

		10,769,886

Capital Markets - 1.7%
E*TRADE Financial Corp. (A)	66,100	3,662,601
Legg Mason, Inc.	42,000	1,707,300
Piper Jaffray Cos.	26,000	2,159,300
Stifel Financial Corp.	32,200	1,907,206
Waddell & Reed Financial, Inc., Class A (B)	30,200	610,342

		10,046,749

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 2.2%
Chase Corp.	5,700	$ 663,765
Methanex Corp.	20,800	1,261,520
Mosaic Co.	65,000	1,578,200
PPG Industries, Inc.	54,100	6,037,560
Trinseo SA	27,550	2,040,077
Venator Materials PLC (A)	65,800	1,190,322

		12,771,444

Commercial Services & Supplies - 2.5%
HNI Corp.	20,200	729,018
KAR Auction Services, Inc.	103,600	5,615,120
Knoll, Inc.	40,400	815,676
Stericycle, Inc. (A)	102,000	5,970,060
Tetra Tech, Inc.	31,500	1,541,925

		14,671,799

Communications Equipment - 1.8%
ARRIS International PLC (A)	239,036	6,351,186
KVH Industries, Inc. (A)	218,382	2,260,254
NETGEAR, Inc. (A)	31,000	1,773,200

		10,384,640

Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	52,300	2,157,375
EMCOR Group, Inc.	32,000	2,493,760
Granite Construction, Inc.	29,600	1,653,456
KBR, Inc.	115,900	1,876,421

		8,181,012

Construction Materials - 0.3%
US Concrete, Inc. (A) (B)	25,300	1,528,120

Consumer Finance - 0.4%
Ally Financial, Inc.	90,500	2,457,075

Diversified Consumer Services - 0.8%
H&R Block, Inc.	180,300	4,581,423

Diversified Financial Services - 0.5%
Voya Financial, Inc.	51,486	2,600,043

Electric Utilities - 4.8%
Alliant Energy Corp.	204,100	8,339,526
FirstEnergy Corp.	280,200	9,529,602
PPL Corp.	353,100	9,989,199

		27,858,327

Electrical Equipment - 0.6%
LSI Industries, Inc.	115,000	932,650
Regal Beloit Corp.	30,550	2,240,843
Revolution Lighting Technologies, Inc. (A) (B)	97,100	333,053

		3,506,546

Electronic Equipment, Instruments & Components - 3.4%
Avnet, Inc.	98,829	4,127,099
Belden, Inc.	14,700	1,013,418
Benchmark Electronics, Inc.	29,100	868,635
Coherent, Inc. (A)	7,200	1,349,280
Control4 Corp. (A)	84,000	1,804,320
Daktronics, Inc.	51,500	453,715
Electro Scientific Industries, Inc. (A)	6,000	115,980
Methode Electronics, Inc.	32,100	1,255,110
Orbotech, Ltd. (A)	86,663	5,388,705

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Universal Display Corp.	16,100	$ 1,626,100
Vishay Intertechnology, Inc. (B)	89,000	1,655,400

		19,657,762

Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc.	20,700	1,377,792
Transocean, Ltd. (A) (B)	166,700	1,650,330

		3,028,122

Equity Real Estate Investment Trusts - 8.4%
Brandywine Realty Trust	108,500	1,722,980
Colony NorthStar, Inc., Class A (B)	902,300	5,070,926
Community Healthcare Trust, Inc.	102,000	2,625,480
DiamondRock Hospitality Co.	224,000	2,338,560
Iron Mountain, Inc.	83,400	2,740,524
JBG SMITH Properties	214,300	7,224,053
Lexington Realty Trust	221,800	1,745,566
Liberty Property Trust	30,400	1,207,792
National Retail Properties, Inc.	18,000	706,680
Outfront Media, Inc.	49,500	927,630
Physicians Realty Trust	108,000	1,681,560
Piedmont Office Realty Trust, Inc., Class A	48,500	853,115
Sabra Health Care REIT, Inc.	84,200	1,486,130
Summit Hotel Properties, Inc.	193,500	2,633,535
Uniti Group, Inc. (B)	297,304	4,831,190
VEREIT, Inc.	1,502,200	10,455,312

		48,251,033

Food & Staples Retailing - 2.2%
Casey’s General Stores, Inc. (B)	62,800	6,893,556
US Foods Holding Corp. (A)	180,000	5,898,600

		12,792,156

Food Products - 1.7%
J.M. Smucker, Co.	28,300	3,509,483
Kellogg Co.	100,500	6,533,505

		10,042,988

Health Care Equipment & Supplies - 2.5%
AngioDynamics, Inc. (A)	4,000	69,000
DENTSPLY SIRONA, Inc.	117,900	5,931,549
Meridian Bioscience, Inc.	126,500	1,796,300
Zimmer Biomet Holdings, Inc.	61,700	6,727,768

		14,524,617

Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	39,600	3,413,916
AMN Healthcare Services, Inc. (A)	22,500	1,276,875
Cardinal Health, Inc.	77,892	4,882,271
Cross Country Healthcare, Inc. (A)	54,300	603,273
Encompass Health Corp.	38,500	2,201,045
Laboratory Corp. of America Holdings (A)	29,500	4,771,625
MEDNAX, Inc. (A)	91,100	5,067,893

		22,216,898

Health Care Technology - 0.2%
Omnicell, Inc. (A)	20,900	907,060

Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment Corp. (A)	152,100	1,711,125
Churchill Downs, Inc.	7,200	1,757,160

		3,468,285

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.5%
Helen of Troy, Ltd. (A)	17,200	$ 1,496,400
La-Z-Boy, Inc.	45,200	1,353,740

		2,850,140

Household Products - 0.5%
Spectrum Brands Holdings, Inc. (B)	26,600	2,758,420

Independent Power & Renewable Electricity Producers - 1.2%
AES Corp.	589,200	6,699,204

Insurance - 7.8%
Alleghany Corp.	14,000	8,602,160
Allstate Corp.	27,100	2,569,080
Aspen Insurance Holdings, Ltd.	29,500	1,323,075
FNF Group	94,200	3,769,884
Loews Corp.	128,100	6,370,413
Markel Corp. (A)	2,800	3,276,700
Progressive Corp.	110,500	6,732,765
Selective Insurance Group, Inc.	64,683	3,926,258
United Fire Group, Inc.	71,689	3,431,036
Willis Towers Watson PLC	32,700	4,976,613

		44,977,984

Internet & Direct Marketing Retail - 0.9%
Liberty Expedia Holdings, Inc., Class A (A)	113,600	4,462,208
Liberty Interactive Corp QVC Group, Series A (A)	19,300	485,781
Nutrisystem, Inc. (B)	11,750	316,662

		5,264,651

Internet Software & Services - 0.3%
IAC/InterActiveCorp (A)	11,550	1,806,189

IT Services - 1.3%
Leidos Holdings, Inc.	33,500	2,190,900
MAXIMUS, Inc.	39,900	2,662,926
Western Union Co.	126,900	2,440,287

		7,294,113

Machinery - 1.9%
Altra Industrial Motion Corp.	35,000	1,608,250
Columbus McKinnon Corp.	42,063	1,507,538
Douglas Dynamics, Inc.	41,400	1,794,690
Gencor Industries, Inc. (A)	79,500	1,279,950
Mueller Industries, Inc.	68,500	1,791,960
Oshkosh Corp.	15,800	1,220,866
Watts Water Technologies, Inc., Class A	23,550	1,829,835

		11,033,089

Media - 6.9%
AMC Networks, Inc., Class A (A)	97,493	5,040,388
Discovery Communications, Inc., Class C (A)	304,444	5,942,747
DISH Network Corp., Class A (A)	225,900	8,559,351
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	59,144	2,416,033
Lions Gate Entertainment Corp., Class B	57,879	1,393,726
Madison Square Garden Co., Class A (A)	16,080	3,952,464
MSG Networks, Inc., Class A (A)	135,700	3,066,820
News Corp., Class A	263,900	4,169,620
Viacom, Inc., Class B	165,700	5,146,642

		39,687,791

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.8%
Commercial Metals Co.	85,000	$ 1,739,100
Kaiser Aluminum Corp.	17,200	1,735,480
Schnitzer Steel Industries, Inc., Class A	13,400	433,490
TimkenSteel Corp. (A)	31,600	480,004

		4,388,074

Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	625,389	6,522,807

Multi-Utilities - 1.3%
NorthWestern Corp.	54,000	2,905,200
WEC Energy Group, Inc.	72,700	4,558,290

		7,463,490

Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (A)	335,200	6,653,720
Callon Petroleum Co. (A) (B)	135,300	1,791,372
Delek US Holdings, Inc.	19,144	779,161
Energen Corp. (A)	29,150	1,832,369
Gulfport Energy Corp. (A)	116,400	1,123,260
Range Resources Corp. (B)	391,600	5,693,864
REX American Resources Corp. (A)	19,550	1,423,240
Williams Cos., Inc.	201,000	4,996,860

		24,293,846

Paper & Forest Products - 0.4%
Domtar Corp.	39,000	1,659,060
P.H. Glatfelter Co.	35,400	726,762

		2,385,822

Pharmaceuticals - 0.4%
Nektar Therapeutics (A)	22,150	2,353,659

Professional Services - 1.2%
FTI Consulting, Inc. (A)	13,800	668,058
Heidrick & Struggles International, Inc.	74,500	2,328,125
ICF International, Inc.	31,700	1,852,865
On Assignment, Inc. (A)	28,500	2,333,580

		7,182,628

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	36,200	1,709,364
Newmark Group, Inc., Class A (A) (B)	112,700	1,711,913

		3,421,277

Road & Rail - 0.5%
AMERCO	7,550	2,605,505

Semiconductors & Semiconductor Equipment - 2.4%
AXT, Inc. (A)	118,200	856,950
Brooks Automation, Inc.	35,000	947,800
Cohu, Inc.	112,700	2,570,687
Entegris, Inc.	55,000	1,914,000
MKS Instruments, Inc.	20,750	2,399,737
Qorvo, Inc. (A)	22,300	1,571,035
Silicon Motion Technology Corp., ADR	44,500	2,141,340
Xcerra Corp. (A)	144,900	1,688,085

		14,089,634

Software - 2.1%
CA, Inc.	48,500	1,644,150
Dell Technologies, Inc., Class V (A)	64,400	4,714,724

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Open Text Corp.	133,300	$ 4,638,840
TiVo Corp.	99,117	1,343,035

		12,340,749

Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A	80,800	1,956,168
Advance Auto Parts, Inc.	43,900	5,204,345
American Eagle Outfitters, Inc.	160,100	3,190,793
Foot Locker, Inc.	78,000	3,552,120
Urban Outfitters, Inc. (A)	35,900	1,326,864
Williams-Sonoma, Inc. (B)	37,200	1,962,672

		17,192,962

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (A)	108,500	3,419,920

Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (A)	22,300	2,007,669
Michael Kors Holdings, Ltd. (A)	41,700	2,588,736
Steven Madden, Ltd.	36,500	1,602,350

		6,198,755

Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	88,500	1,628,400
Oritani Financial Corp.	32,000	491,200
Provident Financial Services, Inc.	73,500	1,880,865
TrustCo Bank Corp.	115,600	976,820
United Financial Bancorp, Inc.	180,381	2,922,172
Washington Federal, Inc.	91,500	3,165,900

		11,065,357

Trading Companies & Distributors - 0.9%
AerCap Holdings NV (A)	106,500	5,401,680

Total Common Stocks (Cost $488,176,399)		557,626,399

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	24,996,118	24,996,118

Total Securities Lending Collateral (Cost $24,996,118)		24,996,118

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $5,251,136 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $5,358,876.	$ 5,250,705	5,250,705

Total Repurchase Agreement (Cost $5,250,705)		5,250,705

Total Investments (Cost $518,423,222)		587,873,222
Net Other Assets (Liabilities) - (1.7)%		(9,980,682)

Net Assets - 100.0%		$ 577,892,540

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$557,626,399	$—	$—	$557,626,399
Securities Lending Collateral	24,996,118	—	—	24,996,118
Repurchase Agreement	—	5,250,705	—	5,250,705

Total Investments	$582,622,517	$5,250,705	$—	$587,873,222

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $24,304,080. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 4.5%
Aerojet Rocketdyne Holdings, Inc. (A)	126,600	$ 3,541,002
BWX Technologies, Inc.	85,400	5,425,462
Curtiss-Wright Corp.	40,900	5,524,363
Esterline Technologies Corp. (A)	7,700	563,255
HEICO Corp., Class A	106,032	7,522,970
Hexcel Corp.	56,900	3,675,171
Moog, Inc., Class A (A)	59,900	4,936,359
Teledyne Technologies, Inc. (A)	44,300	8,291,631

		39,480,213

Air Freight & Logistics - 0.9%
XPO Logistics, Inc. (A)	77,500	7,890,275

Airlines - 0.1%
Hawaiian Holdings, Inc.	25,900	1,002,330

Auto Components - 1.3%
Cooper-Standard Holdings, Inc. (A)	24,600	3,021,126
LCI Industries	28,000	2,916,200
Tenneco, Inc.	44,200	2,425,254
Visteon Corp. (A)	28,000	3,086,720

		11,449,300

Banks - 2.0%
Ameris Bancorp	53,400	2,824,860
CenterState Bank Corp.	124,200	3,295,026
First BanCorp	75,300	2,684,445
Hilltop Holdings, Inc.	64,100	1,503,786
Signature Bank (A)	18,300	2,597,685
SVB Financial Group (A)	20,700	4,968,207

		17,874,009

Beverages - 0.5%
Boston Beer Co., Inc., Class A (A) (B)	12,100	2,287,505
Coca-Cola Bottling Co. Consolidated	11,200	1,933,904

		4,221,409

Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc. (A) (B)	41,100	923,517
Acceleron Pharma, Inc. (A)	16,200	633,420
Acorda Therapeutics, Inc. (A)	17,300	409,145
Agios Pharmaceuticals, Inc. (A)	35,761	2,924,535
Aimmune Therapeutics, Inc. (A) (B)	29,183	928,895
Alkermes PLC (A)	13,200	765,072
Alnylam Pharmaceuticals, Inc. (A)	13,300	1,584,030
AMAG Pharmaceuticals, Inc. (A) (B)	20,600	415,090
Amicus Therapeutics, Inc. (A)	67,400	1,013,696
Array BioPharma, Inc. (A)	75,900	1,238,688
BioMarin Pharmaceutical, Inc. (A)	6,300	510,741
Bluebird Bio, Inc. (A)	24,400	4,166,300
Blueprint Medicines Corp. (A)	32,125	2,945,862
Clovis Oncology, Inc. (A)	29,700	1,568,160
Emergent BioSolutions, Inc. (A)	27,800	1,463,670
Exelixis, Inc. (A)	106,200	2,352,330
FibroGen, Inc. (A)	33,100	1,529,220
Global Blood Therapeutics, Inc. (A)	24,199	1,168,812
GlycoMimetics, Inc. (A) (B)	27,100	439,833
Incyte Corp. (A)	17,800	1,483,274
Insmed, Inc. (A)	79,900	1,799,348
Ionis Pharmaceuticals, Inc. (A) (B)	22,200	978,576
Ironwood Pharmaceuticals, Inc. (A) (B)	77,400	1,194,282
Ligand Pharmaceuticals, Inc. (A) (B)	24,100	3,980,356
Loxo Oncology, Inc. (A)	14,000	1,615,180

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Neurocrine Biosciences, Inc. (A)	56,000	$ 4,644,080
Prothena Corp. PLC (A) (B)	28,600	1,049,906
Radius Health, Inc. (A) (B)	20,400	733,176
Repligen Corp. (A)	43,000	1,555,740
Sage Therapeutics, Inc. (A)	26,600	4,284,462
Sarepta Therapeutics, Inc. (A) (B)	32,200	2,385,698
Seattle Genetics, Inc. (A)	25,500	1,334,670
Spark Therapeutics, Inc. (A) (B)	27,800	1,851,202
TESARO, Inc. (A) (B)	23,000	1,314,220
Ultragenyx Pharmaceutical, Inc. (A)	25,168	1,283,316
United Therapeutics Corp. (A)	8,600	966,296
Xencor, Inc. (A)	37,000	1,109,260

		60,544,058

Building Products - 1.4%
AAON, Inc.	50,250	1,959,750
JELD-WEN Holding, Inc. (A)	43,900	1,344,218
Lennox International, Inc.	26,000	5,313,620
Patrick Industries, Inc. (A)	66,550	4,116,118

		12,733,706

Capital Markets - 2.7%
Cboe Global Markets, Inc.	55,000	6,275,500
E*TRADE Financial Corp. (A)	60,860	3,372,253
FactSet Research Systems, Inc.	6,450	1,286,259
Financial Engines, Inc.	31,300	1,095,500
MarketAxess Holdings, Inc.	30,100	6,544,944
MSCI, Inc.	35,988	5,379,126

		23,953,582

Chemicals - 3.1%
AdvanSix, Inc. (A)	58,400	2,031,152
Chase Corp.	29,700	3,458,565
GCP Applied Technologies, Inc. (A)	83,800	2,434,390
Ingevity Corp. (A)	55,400	4,082,426
Innospec, Inc.	35,100	2,407,860
Minerals Technologies, Inc.	33,800	2,262,910
NewMarket Corp.	6,300	2,530,584
PolyOne Corp.	80,000	3,401,600
Scotts Miracle-Gro Co.	41,700	3,575,775
Stepan Co.	17,700	1,472,286

		27,657,548

Commercial Services & Supplies - 1.9%
Advanced Disposal Services, Inc. (A)	74,719	1,664,739
Casella Waste Systems, Inc., Class A (A)	159,900	3,738,462
Clean Harbors, Inc. (A)	14,600	712,626
Healthcare Services Group, Inc.	68,200	2,965,336
Rollins, Inc.	102,925	5,252,263
US Ecology, Inc.	41,100	2,190,630

		16,524,056

Communications Equipment - 0.9%
ARRIS International PLC (A)	81,100	2,154,827
EchoStar Corp., Class A (A)	34,700	1,831,119
NetScout Systems, Inc. (A)	47,300	1,246,355
Plantronics, Inc.	40,300	2,432,911

		7,665,212

Construction & Engineering - 0.1%
Valmont Industries, Inc.	7,600	1,111,880

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.4%
Eagle Materials, Inc.	29,800	$ 3,070,890

Consumer Finance - 0.4%
PRA Group, Inc. (A) (B)	52,900	2,010,200
SLM Corp. (A)	144,200	1,616,482

		3,626,682

Containers & Packaging - 1.0%
Berry Global Group, Inc. (A)	111,600	6,116,796
Graphic Packaging Holding Co.	196,100	3,010,135

		9,126,931

Distributors - 0.7%
Pool Corp.	44,500	6,506,790

Diversified Consumer Services - 2.2%
Bright Horizons Family Solutions, Inc. (A)	40,872	4,075,756
Capella Education Co.	32,600	2,847,610
Service Corp. International	154,800	5,842,152
ServiceMaster Global Holdings, Inc. (A)	91,923	4,674,284
Sotheby’s (A)	34,400	1,765,064

		19,204,866

Electrical Equipment - 0.4%
Atkore International Group, Inc. (A)	93,253	1,851,072
AZZ, Inc.	16,900	738,530
Generac Holdings, Inc. (A)	27,100	1,244,161

		3,833,763

Electronic Equipment, Instruments & Components - 3.1%
Cognex Corp.	88,800	4,616,712
Coherent, Inc. (A)	28,900	5,415,860
Littelfuse, Inc.	22,900	4,767,322
Novanta, Inc. (A)	72,200	3,765,230
OSI Systems, Inc. (A)	24,200	1,579,534
Tech Data Corp. (A)	8,300	706,579
Zebra Technologies Corp., Class A (A)	48,300	6,722,877

		27,574,114

Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (A)	22,500	1,008,000
Exterran Corp. (A)	55,600	1,484,520
Oceaneering International, Inc.	48,700	902,898
RPC, Inc. (B)	70,300	1,267,509

		4,662,927

Equity Real Estate Investment Trusts - 3.4%
CoreSite Realty Corp.	45,500	4,561,830
CubeSmart	70,800	1,996,560
CyrusOne, Inc.	81,400	4,168,494
DCT Industrial Trust, Inc.	43,400	2,445,156
Empire State Realty Trust, Inc., Class A	88,800	1,490,952
Equity Lifestyle Properties, Inc.	49,600	4,353,392
First Industrial Realty Trust, Inc.	117,100	3,422,833
Forest City Realty Trust, Inc., Class A	90,400	1,831,504
Pebblebrook Hotel Trust (B)	38,200	1,312,170
PS Business Parks, Inc.	19,100	2,159,064
Terreno Realty Corp.	49,600	1,711,696

		29,453,651

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	46,900	$ 5,148,213
Performance Food Group Co. (A)	90,800	2,710,380

		7,858,593

Food Products - 1.1%
J&J Snack Foods Corp.	30,100	4,110,456
John B Sanfilippo & Son, Inc.	20,600	1,192,122
Post Holdings, Inc. (A)	43,900	3,325,864
TreeHouse Foods, Inc. (A)	33,500	1,282,045

		9,910,487

Health Care Equipment & Supplies - 5.3%
Align Technology, Inc. (A)	31,700	7,960,821
Cantel Medical Corp.	39,500	4,400,695
Cooper Cos., Inc.	12,400	2,837,244
DexCom, Inc. (A) (B)	30,200	2,239,632
Glaukos Corp. (A) (B)	29,300	903,319
Halyard Health, Inc. (A)	35,400	1,631,232
ICU Medical, Inc. (A)	21,800	5,502,320
IDEXX Laboratories, Inc. (A)	19,900	3,808,661
Inogen, Inc. (A)	36,600	4,495,944
Masimo Corp. (A)	42,700	3,755,465
Natus Medical, Inc. (A)	25,800	868,170
NuVasive, Inc. (A)	39,900	2,083,179
Penumbra, Inc. (A)	21,900	2,532,735
West Pharmaceutical Services, Inc.	43,500	3,840,615

		46,860,032

Health Care Providers & Services - 2.9%
BioTelemetry, Inc. (A)	41,200	1,279,260
Centene Corp. (A)	49,167	5,254,477
Chemed Corp.	18,000	4,911,480
CorVel Corp. (A)	20,800	1,051,440
Encompass Health Corp.	37,000	2,115,290
Molina Healthcare, Inc. (A) (B)	39,400	3,198,492
US Physical Therapy, Inc.	33,700	2,739,810
WellCare Health Plans, Inc. (A)	25,600	4,956,928

		25,507,177

Health Care Technology - 0.7%
Omnicell, Inc. (A)	62,600	2,716,840
Veeva Systems, Inc., Class A (A)	48,800	3,563,376

		6,280,216

Hotels, Restaurants & Leisure - 4.7%
Brinker International, Inc. (B)	22,300	805,030
Cheesecake Factory, Inc. (B)	33,500	1,615,370
Choice Hotels International, Inc.	21,700	1,739,255
Churchill Downs, Inc.	22,400	5,466,720
Denny’s Corp. (A)	200,300	3,090,629
Domino’s Pizza, Inc.	21,041	4,914,336
Hilton Grand Vacations, Inc. (A)	76,200	3,278,124
Jack in the Box, Inc.	25,800	2,201,514
Marriott Vacations Worldwide Corp.	14,000	1,864,800
Pinnacle Entertainment, Inc. (A)	166,500	5,019,975
Ruth’s Hospitality Group, Inc.	68,500	1,674,825
Six Flags Entertainment Corp. (B)	38,100	2,372,106
Vail Resorts, Inc.	31,400	6,961,380

		41,004,064

Household Durables - 0.4%
Helen of Troy, Ltd. (A)	39,500	3,436,500

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.3%
Spectrum Brands Holdings, Inc. (B)	22,400	$ 2,322,880

Independent Power & Renewable Electricity Producers - 0.4%
Ormat Technologies, Inc.	61,600	3,473,008

Insurance - 0.6%
Heritage Insurance Holdings, Inc.	31,700	480,572
Primerica, Inc.	46,900	4,530,540

		5,011,112

Internet & Direct Marketing Retail - 0.5%
Liberty Expedia Holdings, Inc., Class A (A)	53,860	2,115,621
Shutterfly, Inc. (A)	23,100	1,876,875

		3,992,496

Internet Software & Services - 2.0%
Envestnet, Inc. (A)	65,400	3,747,420
GTT Communications, Inc. (A)	28,000	1,587,600
j2 Global, Inc.	30,900	2,438,628
LogMeIn, Inc.	21,100	2,438,105
MercadoLibre, Inc.	8,200	2,922,398
Stamps.com, Inc. (A)	22,600	4,543,730

		17,677,881

IT Services - 5.5%
Blackhawk Network Holdings, Inc. (A)	37,200	1,662,840
Booz Allen Hamilton Holding Corp.	119,500	4,627,040
Broadridge Financial Solutions, Inc.	56,300	6,175,547
Cardtronics PLC, Class A (A)	67,700	1,510,387
CoreLogic, Inc. (A)	84,100	3,803,843
CSRA, Inc.	99,500	4,102,385
DST Systems, Inc.	60,300	5,044,095
Euronet Worldwide, Inc. (A)	50,000	3,946,000
Gartner, Inc. (A)	25,530	3,002,839
Jack Henry & Associates, Inc.	26,700	3,229,365
MAXIMUS, Inc.	88,000	5,873,120
Travelport Worldwide, Ltd.	23,900	390,526
WEX, Inc. (A)	30,900	4,839,558

		48,207,545

Leisure Products - 0.4%
Brunswick Corp.	54,300	3,224,877

Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc., Class A (A)	12,500	3,126,000
Bruker Corp.	43,500	1,301,520
Cambrex Corp. (A)	52,500	2,745,750
Charles River Laboratories International, Inc. (A)	41,400	4,419,036
PRA Health Sciences, Inc. (A)	43,400	3,600,464
Syneos Health, Inc. (A)	35,900	1,274,450

		16,467,220

Machinery - 4.6%
Chart Industries, Inc. (A)	19,200	1,133,376
Douglas Dynamics, Inc.	47,700	2,067,795
Graco, Inc.	103,000	4,709,160
IDEX Corp.	17,300	2,465,423
John Bean Technologies Corp.	49,900	5,658,660
Lincoln Electric Holdings, Inc.	23,800	2,140,810
Lydall, Inc. (A)	63,200	3,049,400
Middleby Corp. (A)	22,800	2,822,412
Nordson Corp.	31,100	4,240,174
Standex International Corp.	11,100	1,058,385

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Toro Co.	97,900	$ 6,113,855
Welbilt, Inc. (A)	83,800	1,629,910
Woodward, Inc.	44,000	3,153,040

		40,242,400

Marine - 0.1%
Matson, Inc.	28,900	827,696

Media - 2.2%
Cable One, Inc.	7,300	5,015,903
GCI Liberty, Inc., Class A (A)	71,640	3,786,890
Gray Television, Inc. (A)	109,900	1,395,730
Lions Gate Entertainment Corp., Class B	100,096	2,410,312
Live Nation Entertainment, Inc. (A)	111,700	4,707,038
MSG Networks, Inc., Class A (A)	107,100	2,420,460

		19,736,333

Metals & Mining - 0.2%
Worthington Industries, Inc.	40,500	1,738,260

Multiline Retail - 0.2%
Big Lots, Inc. (B)	40,900	1,780,377

Oil, Gas & Consumable Fuels - 2.4%
Carrizo Oil & Gas, Inc. (A)	31,400	502,400
Diamondback Energy, Inc. (A)	33,200	4,200,464
Matador Resources Co. (A)	143,000	4,277,130
PDC Energy, Inc. (A)	29,800	1,461,094
RSP Permian, Inc. (A)	100,700	4,720,816
World Fuel Services Corp.	26,400	648,120
WPX Energy, Inc. (A)	342,500	5,062,150

		20,872,174

Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp.	58,400	2,003,704

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A	22,200	1,636,362

Pharmaceuticals - 3.2%
Aerie Pharmaceuticals, Inc. (A)	29,600	1,605,800
Catalent, Inc. (A)	95,637	3,926,855
Depomed, Inc. (A)	102,000	672,180
Dermira, Inc. (A) (B)	28,700	229,313
Innoviva, Inc. (A)	34,600	576,782
Jazz Pharmaceuticals PLC (A)	7,800	1,177,722
MyoKardia, Inc. (A)	22,965	1,120,692
Nektar Therapeutics (A)	78,600	8,352,036
Pacira Pharmaceuticals, Inc. (A)	20,700	644,805
Phibro Animal Health Corp., Class A	46,900	1,861,930
Prestige Brands Holdings, Inc. (A)	81,400	2,744,808
Supernus Pharmaceuticals, Inc. (A)	64,500	2,954,100
TherapeuticsMD, Inc. (A) (B)	166,500	810,855
Theravance Biopharma, Inc. (A) (B)	46,284	1,122,387
WaVe Life Sciences, Ltd. (A) (B)	10,052	403,085

		28,203,350

Professional Services - 2.1%
CoStar Group, Inc. (A)	9,300	3,372,924
Dun & Bradstreet Corp.	18,900	2,211,300
Exponent, Inc.	48,000	3,775,200
On Assignment, Inc. (A)	56,400	4,618,032
TransUnion (A)	80,524	4,572,153

		18,549,609

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	51,100	$ 889,140

Road & Rail - 1.1%
Landstar System, Inc.	33,000	3,618,450
Old Dominion Freight Line, Inc.	40,298	5,922,597

		9,541,047

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries, Inc. (A)	44,600	2,849,940
Cabot Microelectronics Corp.	19,700	2,110,067
Cavium, Inc. (A)	40,700	3,230,766
Cirrus Logic, Inc. (A)	77,700	3,156,951
Ichor Holdings, Ltd. (A) (B)	38,100	922,401
Integrated Device Technology, Inc. (A)	124,200	3,795,552
MaxLinear, Inc. (A)	146,500	3,332,875
Mellanox Technologies, Ltd. (A)	36,000	2,622,600
Microsemi Corp. (A)	93,600	6,057,792
MKS Instruments, Inc.	47,200	5,458,680
Nanometrics, Inc. (A)	45,300	1,218,570
Versum Materials, Inc.	106,200	3,996,306

		38,752,500

Software - 8.3%
ACI Worldwide, Inc. (A)	88,300	2,094,476
Aspen Technology, Inc. (A)	61,300	4,835,957
Blackbaud, Inc.	58,900	5,996,609
CommVault Systems, Inc. (A)	39,300	2,247,960
Computer Modelling Group, Ltd.	21,300	153,590
Descartes Systems Group, Inc. (A)	58,700	1,675,885
Ellie Mae, Inc. (A)	24,200	2,224,948
Fair Isaac Corp. (A)	40,000	6,774,800
Fortinet, Inc. (A)	52,700	2,823,666
Manhattan Associates, Inc. (A)	62,300	2,609,124
Pegasystems, Inc.	69,700	4,227,305
Proofpoint, Inc. (A)	38,200	4,341,430
PTC, Inc. (A)	50,600	3,947,306
Qualys, Inc. (A)	46,000	3,346,500
RealPage, Inc. (A)	72,000	3,708,000
SS&C Technologies Holdings, Inc.	114,500	6,141,780
Take-Two Interactive Software, Inc. (A)	68,800	6,727,264
Tyler Technologies, Inc. (A)	26,400	5,569,344
Ultimate Software Group, Inc. (A)	15,600	3,801,720

		73,247,664

Specialty Retail - 1.7%
Aaron’s, Inc.	21,450	999,570
Burlington Stores, Inc. (A)	61,400	8,175,410
Children’s Place, Inc.	12,100	1,636,525
Murphy USA, Inc. (A)	46,300	3,370,640
Sally Beauty Holdings, Inc. (A)	33,000	542,850

		14,724,995

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp. (A)	83,100	2,619,312

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	33,600	3,497,760
Steven Madden, Ltd.	81,800	3,591,020

		7,088,780

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (A)	220,800	$ 2,870,400
Radian Group, Inc.	116,500	2,218,160

		5,088,560

Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. (A)	45,000	2,388,150
Univar, Inc. (A)	97,700	2,711,175
Watsco, Inc.	19,100	3,456,527

		8,555,852

Total Common Stocks (Cost $645,542,038)		876,500,395

CONTINGENT VALUE RIGHT - 0.0% (C)
Biotechnology - 0.0% (C)
Dyax Corp., CVR (A) (D) (E) (F) (G)	64,300	202,802

Total Contingent Value Right (Cost $71,373)		202,802

SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (H)	32,643,615	32,643,615

Total Securities Lending Collateral (Cost $32,643,615)		32,643,615

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.74% (H), dated 03/29/2018, to be repurchased at $3,911,257 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $3,992,640.	$ 3,910,935	3,910,935

Total Repurchase Agreement (Cost $3,910,935)		3,910,935

Total Investments (Cost $682,167,961)		913,257,747
Net Other Assets (Liabilities) - (3.8)%		(33,849,155)

Net Assets - 100.0%		$ 879,408,592

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$876,500,395	$—	$—	$876,500,395
Contingent Value Right	—	—	202,802	202,802
Securities Lending Collateral	32,643,615	—	—	32,643,615
Repurchase Agreement	—	3,910,935	—	3,910,935

Total Investments	$909,144,010	$3,910,935	$202,802	$913,257,747

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,916,282. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, the value of the security is $202,802, representing less than 0.1% of the Portfolio’s net assets.
(E)	Illiquid security. At March 31, 2018, the value of such securities amounted to $202,802 or less than 0.1% of the Portfolio’s net assets.
(F)	Restricted security. At March 31, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Contingent Value Right	Dyax Corp.	01/25/2016	$71,373	$202,802	0.0	%(C)

(G)	Security is Level 3 of the fair value hierarchy.
(H)	Rates disclosed reflect the yields at March 31, 2018.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

CVR	Contingent Value Right

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 3.6%
United Technologies Corp.	63,358	$ 7,971,704

Biotechnology - 5.6%
BioMarin Pharmaceutical, Inc. (A)	95,653	7,754,589
Incyte Corp. (A)	55,409	4,617,232

		12,371,821

Capital Markets - 8.2%
BlackRock, Inc.	14,476	7,841,938
Charles Schwab Corp.	197,817	10,330,004

		18,171,942

Chemicals - 5.6%
Albemarle Corp.	49,864	4,624,387
Sherwin-Williams Co.	19,809	7,767,505

		12,391,892

Distributors - 3.8%
LKQ Corp. (A)	222,555	8,445,962

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	78,748	6,782,565

Equity Real Estate Investment Trusts - 4.3%
American Tower Corp.	65,685	9,546,658

Health Care Equipment & Supplies - 7.2%
Cooper Cos., Inc.	32,315	7,393,995
Danaher Corp.	87,935	8,609,716

		16,003,711

Health Care Technology - 3.2%
Cerner Corp. (A)	124,320	7,210,560

Internet Software & Services - 6.7%
Alphabet, Inc., Class A (A)	7,664	7,948,641
Facebook, Inc., Class A (A)	43,653	6,975,313

		14,923,954

IT Services - 11.2%
Accenture PLC, Class A	43,692	6,706,722
Fiserv, Inc. (A)	127,197	9,070,418
Visa, Inc., Class A	77,031	9,214,448

		24,991,588

Life Sciences Tools & Services - 3.6%
Lonza Group AG, ADR (A) (B)	337,810	7,972,316

Oil, Gas & Consumable Fuels - 5.1%
Enbridge, Inc.	173,289	5,453,405
EOG Resources, Inc.	57,080	6,008,811

		11,462,216

Pharmaceuticals - 2.7%
Roche Holding AG, ADR	212,944	6,095,522

Professional Services - 3.7%
Verisk Analytics, Inc. (A)	80,002	8,320,208

	Shares	Value
COMMON STOCKS (continued)
Software - 9.5%
Adobe Systems, Inc. (A)	36,496	$ 7,886,056
Check Point Software Technologies, Ltd. (A)	56,365	5,599,299
Microsoft Corp.	83,570	7,627,434

		21,112,789

Specialty Retail - 3.6%
O’Reilly Automotive, Inc. (A)	32,531	8,047,519

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	54,734	9,183,271

Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc., Class B	98,000	6,511,120

Total Common Stocks (Cost $160,719,584)		217,517,318

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	361,325	361,325

Total Securities Lending Collateral (Cost $361,325)		361,325

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $4,338,427 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $4,426,840.	$ 4,338,070	4,338,070

Total Repurchase Agreement (Cost $4,338,070)		4,338,070

Total Investments (Cost $165,418,979)		222,216,713
Net Other Assets (Liabilities) - 0.3%		681,965

Net Assets - 100.0%		$ 222,898,678

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$217,517,318	$—	$—	$217,517,318
Securities Lending Collateral	361,325	—	—	361,325
Repurchase Agreement	—	4,338,070	—	4,338,070

Total Investments	$217,878,643	$4,338,070	$—	$222,216,713

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $351,640. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 4.7%
BHP Billiton PLC, ADR (A)	21,800	$ 866,114
Challenger, Ltd.	46,577	417,135
Coca-Cola Amatil, Ltd.	166,700	1,116,278
Macquarie Group, Ltd.	13,600	1,084,425
Qantas Airways, Ltd.	264,300	1,192,403
Sonic Healthcare, Ltd.	67,700	1,197,897
South32, Ltd.	369,900	929,623

		6,803,875

Belgium - 2.1%
Groupe Bruxelles Lambert SA	12,500	1,429,667
KBC Group NV (B)	18,700	1,628,374

		3,058,041

Brazil - 1.2%
Embraer SA, ADR	69,700	1,812,200

Denmark - 1.3%
AP Moller - Maersk A/S, Class B	800	1,248,463
TDC A/S (B)	71,800	594,976

		1,843,439

France - 9.8%
Airbus SE	3,700	428,304
Arkema SA	10,293	1,343,739
Engie SA	144,100	2,406,250
Peugeot SA	17,300	416,573
Publicis Groupe SA (B)	17,900	1,246,409
Rexel SA (B)	32,100	543,765
Sanofi	22,268	1,786,785
TOTAL SA	24,000	1,375,671
Veolia Environnement SA	87,500	2,078,770
Vivendi SA	97,100	2,518,268

		14,144,534

Germany - 12.8%
Allianz SE	6,541	1,478,640
Bayer AG	9,500	1,070,970
CECONOMY AG	63,600	731,222
Deutsche Boerse AG	16,100	2,200,923
HeidelbergCement AG	12,300	1,208,376
Infineon Technologies AG	86,700	2,331,642
LANXESS AG	13,700	1,050,189
Merck KGaA	15,700	1,506,382
METRO AG	46,000	813,753
SAP SE	20,300	2,131,129
Siemens AG	15,507	1,978,651
Talanx AG (B)	18,400	800,043
TUI AG	56,900	1,219,762

		18,521,682

Hong Kong - 4.5%
China Mobile, Ltd.	159,500	1,461,880
CK Asset Holdings, Ltd.	178,400	1,505,530
CK Hutchison Holdings, Ltd.	163,200	1,960,890
First Pacific Co., Ltd.	535,250	290,895
Guangdong Investment, Ltd.	808,200	1,280,404

		6,499,599

	Shares	Value
COMMON STOCKS (continued)
Ireland - 2.5%
DCC PLC	12,700	$ 1,170,142
Ryanair Holdings PLC, ADR (B)	5,485	673,832
Smurfit Kappa Group PLC	45,621	1,852,095

		3,696,069

Italy - 3.3%
Azimut Holding SpA	43,000	924,303
Eni SpA	90,896	1,601,156
Mediobanca Banca di Credito Finanziario SpA	103,300	1,214,435
Prysmian SpA	31,885	1,001,257

		4,741,151

Japan - 23.5%
Astellas Pharma, Inc.	152,400	2,311,673
Bridgestone Corp.	22,100	960,391
Coca-Cola Bottlers Japan Holdings, Inc.	22,300	921,089
Daiwa Securities Group, Inc.	244,200	1,557,620
Denka Co., Ltd.	28,760	963,577
FamilyMart UNY Holdings Co., Ltd.	11,100	934,693
FANUC Corp.	6,400	1,621,578
Fujitsu, Ltd.	54,100	332,923
Hitachi, Ltd.	260,700	1,888,516
Japan Airlines Co., Ltd.	45,000	1,810,911
JXTG Holdings, Inc.	309,900	1,874,748
Kuraray Co., Ltd.	70,600	1,199,613
Mitsubishi Heavy Industries, Ltd.	26,140	1,000,840
MS&AD Insurance Group Holdings, Inc.	56,500	1,781,472
Nippon Telegraph & Telephone Corp.	27,200	1,252,573
ORIX Corp.	145,500	2,565,958
Resona Holdings, Inc.	244,100	1,289,264
SoftBank Group Corp.	17,000	1,270,147
Sony Corp.	48,500	2,345,576
Square Enix Holdings Co., Ltd.	23,300	1,066,407
Sumitomo Mitsui Financial Group, Inc.	47,600	1,994,275
Toshiba Corp. (B)	507,500	1,469,010
Toyota Industries Corp.	26,900	1,628,081

		34,040,935

Luxembourg - 1.3%
ArcelorMittal (B)	60,600	1,924,793

Macau - 0.3%
MGM China Holdings, Ltd.	143,359	372,860

Netherlands - 3.8%
Boskalis Westminster	21,524	630,873
Heineken Holding NV	23,443	2,417,192
Koninklijke Philips NV	63,665	2,437,859

		5,485,924

Republic of Korea - 0.7%
Samsung Electronics Co., Ltd.	430	992,804

Singapore - 1.6%
DBS Group Holdings, Ltd.	110,500	2,334,019

Spain - 1.3%
Mediaset Espana Comunicacion SA	82,400	839,376
Siemens Gamesa Renewable Energy SA (A)	62,500	1,004,559

		1,843,935

Sweden - 0.6%
Investor AB, B Shares	20,778	923,032

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 6.6%
ABB, Ltd.	68,500	$ 1,628,806
Nestle SA	37,579	2,970,300
Novartis AG	37,880	3,063,768
UBS Group AG (B)	105,700	1,862,320

		9,525,194

United Kingdom - 15.6%
Aviva PLC	334,060	2,331,435
British Land Co. PLC, REIT	161,300	1,454,014
GKN PLC	312,200	2,023,635
HSBC Holdings PLC	210,100	1,985,960
Imperial Brands PLC	60,599	2,063,365
Inchcape PLC	108,987	1,056,668
Inmarsat PLC	175,600	892,857
Micro Focus International PLC	20,174	281,702
National Grid PLC	143,424	1,614,449
Persimmon PLC	14,700	521,736
Savills PLC	33,800	465,778
Standard Life Aberdeen PLC	169,300	854,572
TechnipFMC PLC	55,600	1,637,420
Tesco PLC (B)	450,600	1,304,130
UBM PLC	74,520	980,968
Unilever PLC	29,293	1,624,665
Vodafone Group PLC	521,744	1,427,508

		22,520,862

United States - 0.5%
Flex, Ltd. (B)	42,400	692,392

Total Common Stocks (Cost $125,908,991)		141,777,340

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	1,847,271	1,847,271

Total Securities Lending Collateral (Cost $1,847,271)		1,847,271

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $2,138,730 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $2,185,722.	$ 2,138,554	2,138,554

Total Repurchase Agreement (Cost $2,138,554)		2,138,554

Total Investments (Cost $129,894,816)		145,763,165
Net Other Assets (Liabilities) - (0.7)%		(1,074,424)

Net Assets - 100.0%		$ 144,688,741

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	7.2%	$ 10,446,327
Pharmaceuticals	6.7	9,739,578
Capital Markets	5.2	7,629,591
Industrial Conglomerates	4.5	6,578,693
Diversified Financial Services	4.4	6,481,259
Insurance	4.4	6,391,590
Multi-Utilities	4.2	6,099,469
Media	3.8	5,585,021
Oil, Gas & Consumable Fuels	3.3	4,851,575
Auto Components	3.2	4,612,107
Chemicals	3.1	4,557,118
Beverages	3.1	4,454,559
Wireless Telecommunication Services	2.9	4,159,535
Metals & Mining	2.5	3,720,530
Airlines	2.5	3,677,146
Electrical Equipment	2.5	3,634,622
Software	2.4	3,479,238
Food & Staples Retailing	2.1	3,052,576
Food Products	2.0	2,970,300
Household Durables	2.0	2,867,312
Diversified Telecommunication Services	1.9	2,740,406
Machinery	1.8	2,622,418
Electronic Equipment, Instruments & Components	1.8	2,580,908
Health Care Equipment & Supplies	1.7	2,437,859
Semiconductors & Semiconductor Equipment	1.6	2,331,642
Aerospace & Defense	1.5	2,240,504
Tobacco	1.4	2,063,365
Real Estate Management & Development	1.4	1,971,308
Containers & Packaging	1.3	1,852,095
Energy Equipment & Services	1.1	1,637,420
Personal Products	1.1	1,624,665
Hotels, Restaurants & Leisure	1.1	1,592,622
Equity Real Estate Investment Trusts	1.0	1,454,014
Water Utilities	0.9	1,280,404
Marine	0.9	1,248,463
Construction Materials	0.8	1,208,376
Health Care Providers & Services	0.8	1,197,897
Distributors	0.7	1,056,668
Technology Hardware, Storage & Peripherals	0.7	992,804
Specialty Retail	0.5	731,222
Construction & Engineering	0.4	630,873
Trading Companies & Distributors	0.4	543,765
Automobiles	0.3	416,573
IT Services	0.2	332,923

Investments, at Value	97.3	141,777,340
Short-Term Investments	2.7	3,985,825

Total Investments	100.0%	$ 145,763,165

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,681,958	$136,095,382	$—	$141,777,340
Securities Lending Collateral	1,847,271	—	—	1,847,271
Repurchase Agreement	—	2,138,554	—	2,138,554

Total Investments	$7,529,229	$138,233,936	$—	$145,763,165

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,776,930. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.8%
Arconic, Inc.	548	$ 12,626
Boeing Co.	705	231,156
General Dynamics Corp.	347	76,652
Harris Corp.	137	22,095
Huntington Ingalls Industries, Inc.	51	13,146
L3 Technologies, Inc.	100	20,800
Lockheed Martin Corp.	312	105,434
Northrop Grumman Corp.	219	76,457
Raytheon Co.	363	78,343
Rockwell Collins, Inc.	206	27,779
Textron, Inc.	300	17,691
TransDigm Group, Inc.	61	18,723
United Technologies Corp.	977	122,926

		823,828

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	178	16,680
Expeditors International of Washington, Inc.	196	12,407
FedEx Corp.	313	75,155
United Parcel Service, Inc., Class B	920	96,287

		200,529

Airlines - 0.4%
Alaska Air Group, Inc.	121	7,497
American Airlines Group, Inc.	495	25,720
Delta Air Lines, Inc.	782	42,861
Southwest Airlines Co.	649	37,175
United Continental Holdings, Inc. (A)	300	20,841

		134,094

Auto Components - 0.2%
Aptiv PLC	305	25,916
BorgWarner, Inc.	290	14,567
Goodyear Tire & Rubber Co.	300	7,974

		48,457

Automobiles - 0.4%
Ford Motor Co.	4,951	54,857
General Motors Co.	1,600	58,144
Harley-Davidson, Inc.	200	8,576

		121,577

Banks - 6.3%
Bank of America Corp.	12,200	365,878
BB&T Corp.	1,037	53,966
Citigroup, Inc.	3,300	222,750
Citizens Financial Group, Inc.	602	25,272
Comerica, Inc.	200	19,186
Fifth Third Bancorp	893	28,353
Huntington Bancshares, Inc.	1,400	21,140
JPMorgan Chase & Co.	4,375	481,119
KeyCorp	1,294	25,298
M&T Bank Corp.	189	34,844
People’s United Financial, Inc.	470	8,770
PNC Financial Services Group, Inc.	593	89,685
Regions Financial Corp.	1,411	26,216
SunTrust Banks, Inc.	581	39,531
SVB Financial Group (A)	100	24,001

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
US Bancorp	2,028	$ 102,414
Wells Fargo & Co.	5,600	293,496
Zions Bancorporation	292	15,397

		1,877,316

Beverages - 1.9%
Brown-Forman Corp., Class B	351	19,094
Coca-Cola Co.	4,900	212,807
Constellation Brands, Inc., Class A	215	49,003
Dr Pepper Snapple Group, Inc.	226	26,754
Molson Coors Brewing Co., Class B	262	19,736
Monster Beverage Corp. (A)	557	31,866
PepsiCo, Inc.	1,800	196,470

		555,730

Biotechnology - 2.6%
AbbVie, Inc.	2,000	189,300
Alexion Pharmaceuticals, Inc. (A)	266	29,648
Amgen, Inc.	900	153,432
Biogen, Inc. (A)	266	72,836
Celgene Corp. (A)	1,000	89,210
Gilead Sciences, Inc.	1,662	125,298
Incyte Corp. (A)	200	16,666
Regeneron Pharmaceuticals, Inc. (A)	97	33,403
Vertex Pharmaceuticals, Inc. (A)	319	51,991

		761,784

Building Products - 0.3%
A.O. Smith Corp.	244	15,516
Allegion PLC	112	9,552
Fortune Brands Home & Security, Inc.	248	14,605
Johnson Controls International PLC	1,200	42,288
Masco Corp.	357	14,437

		96,398

Capital Markets - 3.0%
Affiliated Managers Group, Inc.	68	12,892
Ameriprise Financial, Inc.	177	26,185
Bank of New York Mellon Corp.	1,284	66,165
BlackRock, Inc.	156	84,508
Cboe Global Markets, Inc.	128	14,605
Charles Schwab Corp.	1,500	78,330
CME Group, Inc.	428	69,225
E*TRADE Financial Corp. (A)	307	17,011
Franklin Resources, Inc.	399	13,837
Goldman Sachs Group, Inc.	450	113,337
Intercontinental Exchange, Inc.	741	53,737
Invesco, Ltd.	571	18,278
Moody’s Corp.	200	32,260
Morgan Stanley	1,800	97,128
Nasdaq, Inc.	115	9,915
Northern Trust Corp.	271	27,948
Raymond James Financial, Inc.	156	13,948
S&P Global, Inc.	319	60,948
State Street Corp.	463	46,175
T. Rowe Price Group, Inc.	300	32,391

		888,823

Chemicals - 2.0%
Air Products & Chemicals, Inc.	263	41,825
Albemarle Corp.	141	13,076
CF Industries Holdings, Inc.	300	11,319
DowDuPont, Inc.	2,991	190,557
Eastman Chemical Co.	182	19,216

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	327	$ 44,822
FMC Corp.	158	12,098
International Flavors & Fragrances, Inc.	100	13,691
LyondellBasell Industries NV, Class A	424	44,808
Monsanto Co.	600	70,014
Mosaic Co.	500	12,140
PPG Industries, Inc.	300	33,480
Praxair, Inc.	365	52,670
Sherwin-Williams Co.	104	40,780

		600,496

Commercial Services & Supplies - 0.3%
Cintas Corp.	98	16,717
Republic Services, Inc.	246	16,293
Stericycle, Inc. (A)	108	6,321
Waste Management, Inc.	502	42,228

		81,559

Communications Equipment - 1.0%
Cisco Systems, Inc.	6,100	261,629
F5 Networks, Inc. (A)	63	9,111
Juniper Networks, Inc.	458	11,143
Motorola Solutions, Inc.	204	21,481

		303,364

Construction & Engineering - 0.1%
Fluor Corp.	187	10,700
Jacobs Engineering Group, Inc.	184	10,884
Quanta Services, Inc. (A)	200	6,870

		28,454

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	72	14,926
Vulcan Materials Co.	167	19,066

		33,992

Consumer Finance - 0.7%
American Express Co.	936	87,310
Capital One Financial Corp.	600	57,492
Discover Financial Services	500	35,965
Navient Corp.	385	5,051
Synchrony Financial	902	30,244

		216,062

Containers & Packaging - 0.3%
Avery Dennison Corp.	91	9,669
Ball Corp.	418	16,599
International Paper Co.	500	26,715
Packaging Corp. of America	100	11,270
Sealed Air Corp.	200	8,558
WestRock Co.	366	23,486

		96,297

Distributors - 0.1%
Genuine Parts Co.	166	14,914
LKQ Corp. (A)	435	16,508

		31,422

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	200	5,082

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	2,485	$ 495,708
Leucadia National Corp.	415	9,433

		505,141

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	7,800	278,070
CenturyLink, Inc.	1,255	20,620
Verizon Communications, Inc.	5,300	253,446

		552,136

Electric Utilities - 1.7%
Alliant Energy Corp.	283	11,564
American Electric Power Co., Inc.	600	41,154
Duke Energy Corp.	890	68,948
Edison International	456	29,029
Entergy Corp.	200	15,756
Eversource Energy	397	23,391
Exelon Corp.	1,200	46,812
FirstEnergy Corp.	600	20,406
NextEra Energy, Inc.	649	106,001
PG&E Corp.	677	29,741
Pinnacle West Capital Corp.	144	11,491
PPL Corp.	842	23,820
Southern Co.	1,236	55,200
Xcel Energy, Inc.	690	31,381

		514,694

Electrical Equipment - 0.5%
Acuity Brands, Inc.	46	6,403
AMETEK, Inc.	342	25,982
Eaton Corp. PLC	533	42,592
Emerson Electric Co.	822	56,142
Rockwell Automation, Inc.	147	25,607

		156,726

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	405	34,883
Corning, Inc.	1,056	29,441
FLIR Systems, Inc.	200	10,002
IPG Photonics Corp. (A)	44	10,269
TE Connectivity, Ltd.	441	44,056

		128,651

Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	500	13,885
Halliburton Co.	1,100	51,634
Helmerich & Payne, Inc.	175	11,648
National Oilwell Varco, Inc.	500	18,405
Schlumberger, Ltd.	1,800	116,604
TechnipFMC PLC	500	14,725

		226,901

Equity Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.	127	15,861
American Tower Corp.	600	87,204
Apartment Investment & Management Co., Class A	185	7,539
AvalonBay Communities, Inc.	176	28,945
Boston Properties, Inc.	182	22,426
Crown Castle International Corp.	528	57,874
Digital Realty Trust, Inc.	261	27,504
Duke Realty Corp.	445	11,784

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc.	100	$ 41,814
Equity Residential	456	28,099
Essex Property Trust, Inc.	100	24,068
Extra Space Storage, Inc.	145	12,667
Federal Realty Investment Trust	71	8,244
GGP, Inc.	739	15,120
HCP, Inc.	600	13,938
Host Hotels & Resorts, Inc.	1,003	18,696
Iron Mountain, Inc.	316	10,384
Kimco Realty Corp.	643	9,259
Macerich Co.	100	5,602
Mid-America Apartment Communities, Inc.	146	13,321
Prologis, Inc.	701	44,156
Public Storage	188	37,673
Realty Income Corp.	400	20,692
Regency Centers Corp.	157	9,260
SBA Communications Corp. (A)	146	24,954
Simon Property Group, Inc.	395	60,968
SL Green Realty Corp.	120	11,620
UDR, Inc.	307	10,935
Ventas, Inc.	408	20,208
Vornado Realty Trust	209	14,066
Welltower, Inc.	459	24,983
Weyerhaeuser Co.	1,000	35,000

		774,864

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	600	113,058
CVS Health Corp.	1,300	80,873
Kroger Co.	1,151	27,555
Sysco Corp.	636	38,135
Walgreens Boots Alliance, Inc.	1,082	70,838
Walmart, Inc.	1,844	164,061

		494,520

Food Products - 1.2%
Archer-Daniels-Midland Co.	744	32,267
Campbell Soup Co.	288	12,473
Conagra Brands, Inc.	544	20,063
General Mills, Inc.	774	34,877
Hershey Co.	200	19,792
Hormel Foods Corp.	300	10,296
J.M. Smucker, Co.	129	15,997
Kellogg Co.	360	23,404
Kraft Heinz Co.	792	49,334
McCormick & Co., Inc.	198	21,065
Mondelez International, Inc., Class A	1,919	80,080
Tyson Foods, Inc., Class A	344	25,177

		344,825

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	2,200	131,824
Align Technology, Inc. (A)	100	25,113
Baxter International, Inc.	605	39,349
Becton Dickinson and Co.	335	72,594
Boston Scientific Corp. (A)	1,743	47,619
Cooper Cos., Inc.	60	13,729
Danaher Corp.	800	78,328
DENTSPLY SIRONA, Inc.	250	12,578
Edwards Lifesciences Corp. (A)	267	37,252
Hologic, Inc. (A)	322	12,030
IDEXX Laboratories, Inc. (A)	100	19,139
Intuitive Surgical, Inc. (A)	141	58,209
Medtronic PLC	1,700	136,374
ResMed, Inc.	173	17,035

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	405	$ 65,173
Varian Medical Systems, Inc. (A)	99	12,142
Zimmer Biomet Holdings, Inc.	259	28,241

		806,729

Health Care Providers & Services - 2.5%
Aetna, Inc.	400	67,600
AmerisourceBergen Corp.	174	15,001
Anthem, Inc.	321	70,524
Cardinal Health, Inc.	369	23,129
Centene Corp. (A)	200	21,374
Cigna Corp.	300	50,322
DaVita, Inc. (A)	167	11,012
Envision Healthcare Corp. (A)	191	7,340
Express Scripts Holding Co. (A)	718	49,599
HCA Healthcare, Inc.	344	33,368
Henry Schein, Inc. (A)	234	15,727
Humana, Inc.	169	45,432
Laboratory Corp. of America Holdings (A)	120	19,410
McKesson Corp.	247	34,795
Quest Diagnostics, Inc.	172	17,252
UnitedHealth Group, Inc.	1,231	263,434
Universal Health Services, Inc., Class B	111	13,143

		758,462

Health Care Technology - 0.1%
Cerner Corp. (A)	394	22,852

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	500	32,790
Chipotle Mexican Grill, Inc. (A)	28	9,047
Darden Restaurants, Inc.	206	17,562
Hilton Worldwide Holdings, Inc.	234	18,430
Marriott International, Inc., Class A	377	51,264
McDonald’s Corp.	1,046	163,573
MGM Resorts International	658	23,043
Norwegian Cruise Line Holdings, Ltd. (A)	302	15,997
Royal Caribbean Cruises, Ltd.	215	25,314
Starbucks Corp.	1,839	106,460
Wyndham Worldwide Corp.	125	14,304
Wynn Resorts, Ltd.	100	18,236
Yum! Brands, Inc.	436	37,117

		533,137

Household Durables - 0.4%
D.R. Horton, Inc.	425	18,632
Garmin, Ltd.	200	11,786
Leggett & Platt, Inc.	165	7,319
Lennar Corp., Class A	347	20,452
Mohawk Industries, Inc. (A)	78	18,113
Newell Brands, Inc.	600	15,288
PulteGroup, Inc.	299	8,818
Whirlpool Corp.	81	12,402

		112,810

Household Products - 1.4%
Church & Dwight Co., Inc.	302	15,209
Clorox Co.	157	20,898
Colgate-Palmolive Co.	1,100	78,848
Kimberly-Clark Corp.	441	48,568
Procter & Gamble Co.	3,201	253,775

		417,298

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	957	$ 10,881
NRG Energy, Inc.	396	12,090

		22,971

Industrial Conglomerates - 1.7%
3M Co.	800	175,616
General Electric Co.	11,100	149,628
Honeywell International, Inc.	1,000	144,510
Roper Technologies, Inc.	129	36,209

		505,963

Insurance - 2.5%
Aflac, Inc.	984	43,060
Allstate Corp.	460	43,608
American International Group, Inc.	1,100	59,862
Aon PLC	309	43,362
Arthur J. Gallagher & Co.	252	17,320
Assurant, Inc.	42	3,839
Brighthouse Financial, Inc. (A)	119	6,117
Chubb, Ltd.	639	87,396
Cincinnati Financial Corp.	170	12,624
Everest Re Group, Ltd.	52	13,355
Hartford Financial Services Group, Inc.	500	25,760
Lincoln National Corp.	328	23,964
Loews Corp.	384	19,096
Marsh & McLennan Cos., Inc.	629	51,949
MetLife, Inc.	1,312	60,208
Principal Financial Group, Inc.	315	19,187
Progressive Corp.	774	47,160
Prudential Financial, Inc.	530	54,881
Torchmark Corp.	104	8,754
Travelers Cos., Inc.	341	47,351
Unum Group	300	14,283
Willis Towers Watson PLC	150	22,828
XL Group, Ltd.	319	17,628

		743,592

Internet & Catalog Retail - 0.0% (B)
TripAdvisor, Inc. (A)	117	4,784

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (A)	511	739,591
Booking Holdings, Inc. (A)	61	126,904
Expedia Group, Inc.	156	17,224
Netflix, Inc. (A)	553	163,328

		1,047,047

Internet Software & Services - 4.6%
Akamai Technologies, Inc. (A)	180	12,776
Alphabet, Inc., Class A (A)	379	393,076
Alphabet, Inc., Class C (A)	387	399,303
eBay, Inc. (A)	1,200	48,288
Facebook, Inc., Class A (A)	3,100	495,349
VeriSign, Inc. (A)	88	10,433

		1,359,225

IT Services - 4.2%
Accenture PLC, Class A	800	122,800
Alliance Data Systems Corp.	52	11,069
Automatic Data Processing, Inc.	600	68,088
Cognizant Technology Solutions Corp., Class A	773	62,227
CSRA, Inc.	224	9,236

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
DXC Technology Co.	346	$ 34,783
Fidelity National Information Services, Inc.	400	38,520
Fiserv, Inc. (A)	560	39,934
Gartner, Inc. (A)	100	11,762
Global Payments, Inc.	200	22,304
International Business Machines Corp.	1,100	168,773
Mastercard, Inc., Class A	1,200	210,192
Paychex, Inc.	397	24,451
PayPal Holdings, Inc. (A)	1,436	108,949
Total System Services, Inc.	200	17,252
Visa, Inc., Class A	2,294	274,408
Western Union Co.	562	10,807

		1,235,555

Leisure Products - 0.1%
Hasbro, Inc.	191	16,101
Mattel, Inc.	558	7,338

		23,439

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	447	29,904
Illumina, Inc. (A)	185	43,738
IQVIA Holdings, Inc. (A)	183	17,954
Mettler-Toledo International, Inc. (A)	31	17,826
PerkinElmer, Inc.	111	8,405
Thermo Fisher Scientific, Inc.	505	104,262
Waters Corp. (A)	100	19,865

		241,954

Machinery - 1.7%
Caterpillar, Inc.	800	117,904
Cummins, Inc.	186	30,149
Deere & Co.	407	63,215
Dover Corp.	200	19,644
Flowserve Corp.	190	8,233
Fortive Corp.	400	31,008
Illinois Tool Works, Inc.	391	61,254
Ingersoll-Rand PLC	314	26,850
PACCAR, Inc.	447	29,578
Parker-Hannifin Corp.	160	27,365
Pentair PLC	237	16,147
Snap-on, Inc.	71	10,475
Stanley Black & Decker, Inc.	200	30,640
Xylem, Inc.	268	20,614

		493,076

Media - 2.4%
CBS Corp., Class B	393	20,196
Charter Communications, Inc., Class A (A)	230	71,581
Comcast Corp., Class A	5,900	201,603
Discovery Communications, Inc., Class A (A)	208	4,458
Discovery Communications, Inc., Class C (A)	344	6,715
DISH Network Corp., Class A (A)	244	9,245
Interpublic Group of Cos., Inc.	500	11,515
News Corp., Class A	400	6,320
News Corp., Class B	200	3,220
Omnicom Group, Inc.	342	24,853
Time Warner, Inc.	1,042	98,552
Twenty-First Century Fox, Inc., Class A	1,300	47,697
Twenty-First Century Fox, Inc., Class B	524	19,058
Viacom, Inc., Class B	397	12,331
Walt Disney Co.	1,900	190,836

		728,180

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (A)	1,740	$ 30,572
Newmont Mining Corp.	704	27,505
Nucor Corp.	359	21,931

		80,008

Multi-Utilities - 0.9%
Ameren Corp.	279	15,800
CenterPoint Energy, Inc.	525	14,385
CMS Energy Corp.	392	17,754
Consolidated Edison, Inc.	395	30,786
Dominion Energy, Inc.	837	56,439
DTE Energy Co.	212	22,133
NiSource, Inc.	480	11,477
Public Service Enterprise Group, Inc.	686	34,465
SCANA Corp.	139	5,219
Sempra Energy	300	33,366
WEC Energy Group, Inc.	409	25,644

		267,468

Multiline Retail - 0.5%
Dollar General Corp.	300	28,065
Dollar Tree, Inc. (A)	300	28,470
Kohl’s Corp.	266	17,426
Macy’s, Inc.	409	12,164
Nordstrom, Inc.	191	9,246
Target Corp.	710	49,295

		144,666

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	676	40,837
Andeavor	180	18,101
Apache Corp.	498	19,163
Cabot Oil & Gas Corp.	535	12,829
Chevron Corp.	2,427	276,775
Cimarex Energy Co.	100	9,350
Concho Resources, Inc. (A)	187	28,112
ConocoPhillips	1,500	88,935
Devon Energy Corp.	668	21,236
EOG Resources, Inc.	712	74,952
EQT Corp.	361	17,151
Exxon Mobil Corp.	5,400	402,894
Hess Corp.	307	15,540
Kinder Morgan, Inc.	2,386	35,933
Marathon Oil Corp.	1,082	17,453
Marathon Petroleum Corp.	592	43,281
Newfield Exploration Co. (A)	336	8,205
Noble Energy, Inc.	627	18,998
Occidental Petroleum Corp.	1,000	64,960
ONEOK, Inc.	500	28,460
Phillips 66	575	55,154
Pioneer Natural Resources Co.	217	37,276
Range Resources Corp.	266	3,868
Valero Energy Corp.	553	51,302
Williams Cos., Inc.	1,046	26,004

		1,416,769

Personal Products - 0.2%
Coty, Inc., Class A	598	10,943
Estee Lauder Cos., Inc., Class A	282	42,221

		53,164

Pharmaceuticals - 4.4%
Allergan PLC	420	70,682

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	2,100	$ 132,825
Eli Lilly & Co.	1,241	96,016
Johnson & Johnson	3,400	435,710
Merck & Co., Inc.	3,400	185,198
Mylan NV (A)	617	25,402
Nektar Therapeutics (A)	200	21,252
Perrigo Co. PLC	155	12,917
Pfizer, Inc.	7,600	269,724
Zoetis, Inc.	647	54,031

		1,303,757

Professional Services - 0.3%
Equifax, Inc.	136	16,022
IHS Markit, Ltd. (A)	480	23,155
Nielsen Holdings PLC	452	14,369
Robert Half International, Inc.	147	8,510
Verisk Analytics, Inc. (A)	178	18,512

		80,568

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	346	16,338

Road & Rail - 0.9%
CSX Corp.	1,116	62,172
JB Hunt Transport Services, Inc.	109	12,769
Kansas City Southern	110	12,084
Norfolk Southern Corp.	357	48,474
Union Pacific Corp.	1,031	138,597

		274,096

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (A)	1,107	11,126
Analog Devices, Inc.	448	40,826
Applied Materials, Inc.	1,300	72,293
Broadcom, Ltd.	516	121,596
Intel Corp.	6,000	312,480
KLA-Tencor Corp.	200	21,802
Lam Research Corp.	200	40,632
Microchip Technology, Inc.	298	27,225
Micron Technology, Inc. (A)	1,438	74,977
NVIDIA Corp.	800	185,272
Qorvo, Inc. (A)	200	14,090
QUALCOMM, Inc.	1,900	105,279
Skyworks Solutions, Inc.	232	23,260
Texas Instruments, Inc.	1,244	129,239
Xilinx, Inc.	288	20,805

		1,200,902

Software - 5.6%
Activision Blizzard, Inc.	1,000	67,460
Adobe Systems, Inc. (A)	669	144,558
ANSYS, Inc. (A)	101	15,826
Autodesk, Inc. (A)	277	34,786
CA, Inc.	418	14,170
Cadence Design Systems, Inc. (A)	315	11,583
Citrix Systems, Inc. (A)	171	15,869
Electronic Arts, Inc. (A)	410	49,708
Intuit, Inc.	300	52,005
Microsoft Corp.	9,800	894,446
Oracle Corp.	3,900	178,425
Red Hat, Inc. (A)	222	33,191
salesforce.com, Inc. (A)	900	104,670
Symantec Corp.	744	19,232

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	172	$ 14,317
Take-Two Interactive Software, Inc. (A)	200	19,556

		1,669,802

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	76	9,010
AutoZone, Inc. (A)	34	22,055
Best Buy Co., Inc.	300	20,997
CarMax, Inc. (A)	200	12,388
Foot Locker, Inc.	147	6,694
Gap, Inc.	237	7,394
Home Depot, Inc.	1,477	263,261
L Brands, Inc.	298	11,387
Lowe’s Cos., Inc.	1,092	95,823
O’Reilly Automotive, Inc. (A)	95	23,501
Ross Stores, Inc.	491	38,288
Tiffany & Co.	129	12,598
TJX Cos., Inc.	800	65,248
Tractor Supply Co.	200	12,604
Ulta Beauty, Inc. (A)	73	14,912

		616,160

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	6,500	1,090,570
Hewlett Packard Enterprise Co.	1,976	34,659
HP, Inc.	2,072	45,418
NetApp, Inc.	389	23,997
Seagate Technology PLC	403	23,584
Western Digital Corp.	359	33,125
Xerox Corp.	300	8,634

		1,259,987

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	432	$ 7,958
Michael Kors Holdings, Ltd. (A)	191	11,857
NIKE, Inc., Class B	1,700	112,948
PVH Corp.	81	12,266
Ralph Lauren Corp.	71	7,938
Tapestry, Inc.	340	17,887
Under Armour, Inc., Class A (A)	200	3,270
Under Armour, Inc., Class C (A)	200	2,870
VF Corp.	400	29,648

		206,642

Tobacco - 1.2%
Altria Group, Inc.	2,394	149,194
Philip Morris International, Inc.	1,973	196,116

		345,310

Trading Companies & Distributors - 0.2%
Fastenal Co.	361	19,707
United Rentals, Inc. (A)	100	17,273
WW Grainger, Inc.	65	18,348

		55,328

Water Utilities - 0.1%
American Water Works Co., Inc.	261	21,436

Total Common Stocks (Cost $28,142,789)		28,673,197

Total Investments (Cost $28,142,789)		28,673,197
Net Other Assets (Liabilities) - 3.4%		1,019,965

Net Assets - 100.0%		$ 29,693,162

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	8	06/15/2018	$1,113,923	$1,057,200	$—	$(56,723)

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$28,673,197	$—	$—	$28,673,197

Total Investments	$28,673,197	$—	$—	$28,673,197

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(56,723)	$—	$—	$(56,723)

Total Other Financial Instruments	$(56,723)	$—	$—	$(56,723)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 2.4%
Boeing Co.	863	$ 282,960

Airlines - 0.6%
United Continental Holdings, Inc. (A)	998	69,331

Banks - 0.7%
SVB Financial Group (A)	364	87,364

Beverages - 1.3%
Monster Beverage Corp. (A)	2,730	156,183

Biotechnology - 2.7%
Biogen, Inc. (A)	298	81,598
Incyte Corp. (A)	608	50,665
Seattle Genetics, Inc. (A)	1,236	64,692
TESARO, Inc. (A) (B)	453	25,885
Vertex Pharmaceuticals, Inc. (A)	639	104,144

		326,984

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	1,657	97,581

Capital Markets - 2.6%
BlackRock, Inc.	185	100,218
Intercontinental Exchange, Inc.	1,607	116,540
MarketAxess Holdings, Inc.	457	99,370

		316,128

Chemicals - 1.9%
PPG Industries, Inc.	1,408	157,133
Sherwin-Williams Co.	177	69,405

		226,538

Consumer Finance - 1.0%
Capital One Financial Corp.	1,210	115,942

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	3,152	150,729

Electrical Equipment - 1.8%
AMETEK, Inc.	1,588	120,641
Eaton Corp. PLC	1,186	94,773

		215,414

Electronic Equipment, Instruments & Components - 1.5%
CDW Corp.	1,204	84,653
IPG Photonics Corp. (A)	403	94,052

		178,705

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	892	168,080

Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	1,654	107,576
Boston Scientific Corp. (A)	3,743	102,259
Hologic, Inc. (A)	1,922	71,806
Medtronic PLC	1,326	106,372

		388,013

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.4%
Aetna, Inc.	744	$ 125,736
UnitedHealth Group, Inc.	1,333	285,262

		410,998

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	1,598	125,859

Household Durables - 0.9%
Mohawk Industries, Inc. (A)	476	110,537

Household Products - 1.0%
Colgate-Palmolive Co.	1,690	121,139

Insurance - 0.9%
Allstate Corp.	1,175	111,390

Internet & Direct Marketing Retail - 8.3%
Amazon.com, Inc. (A)	376	544,200
Booking Holdings, Inc. (A)	112	233,004
Netflix, Inc. (A)	539	159,193
Wayfair, Inc., Class A (A) (B)	922	62,263

		998,660

Internet Software & Services - 11.3%
Alphabet, Inc., Class A (A)	493	511,310
Alphabet, Inc., Class C (A)	229	236,280
Facebook, Inc., Class A (A)	2,615	417,851
GoDaddy, Inc., Class A (A)	3,039	186,655

		1,352,096

IT Services - 7.7%
Cognizant Technology Solutions Corp., Class A	1,215	97,808
FleetCor Technologies, Inc. (A)	657	133,042
Global Payments, Inc.	1,319	147,095
Mastercard, Inc., Class A	2,346	410,925
PayPal Holdings, Inc. (A)	1,750	132,773

		921,643

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	815	168,265

Machinery - 3.7%
Gardner Denver Holdings, Inc. (A)	2,091	64,152
Illinois Tool Works, Inc.	664	104,022
Middleby Corp. (A)	608	75,264
Nordson Corp.	725	98,847
Snap-on, Inc.	690	101,803

		444,088

Media - 2.0%
Comcast Corp., Class A	7,136	243,837

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	1,629	154,592

Oil, Gas & Consumable Fuels - 0.8%
Continental Resources, Inc. (A)	1,592	93,848

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	1,095	163,943

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.0%
Allergan PLC	688	$ 115,783
Bristol-Myers Squibb Co.	2,035	128,714

		244,497

Professional Services - 1.2%
Equifax, Inc.	522	61,497
IHS Markit, Ltd. (A)	1,694	81,718

		143,215

Road & Rail - 1.5%
JB Hunt Transport Services, Inc.	784	91,845
Norfolk Southern Corp.	656	89,072

		180,917

Semiconductors & Semiconductor Equipment - 3.8%
Lam Research Corp.	641	130,225
Micron Technology, Inc. (A)	1,983	103,394
NVIDIA Corp.	563	130,385
ON Semiconductor Corp. (A)	3,548	86,784

		450,788

Software - 9.6%
Adobe Systems, Inc. (A)	1,014	219,105
Microsoft Corp.	4,468	407,794
salesforce.com, Inc. (A)	1,772	206,083
ServiceNow, Inc. (A)	666	110,190
SS&C Technologies Holdings, Inc.	1,437	77,081
Workday, Inc., Class A (A)	1,062	134,991

		1,155,244

Specialty Retail - 1.4%
TJX Cos., Inc.	2,115	172,499

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	3,815	640,081
NetApp, Inc.	2,123	130,968

		771,049

Textiles, Apparel & Luxury Goods - 4.5%
NIKE, Inc., Class B	3,880	257,787
Under Armour, Inc., Class A (A)	1,058	17,298
Under Armour, Inc., Class C (A) (B)	7,001	100,465
VF Corp.	2,130	157,876

		533,426

Total Common Stocks (Cost $8,702,432)		11,852,482

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	179,692	179,692

Total Securities Lending Collateral (Cost $179,692)		179,692

	Principal	Value
REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $144,806 on 04/02/2018. Collateralized by a U.S. Government Agency Obligation, 2.15%, due 02/14/2020, and with a value of $149,724.

	$ 144,794	$ 144,794

Total Repurchase Agreement (Cost $144,794)		144,794

Total Investments (Cost $9,026,918)		12,176,968
Net Other Assets (Liabilities) - (1.5)%		(182,835)

Net Assets - 100.0%		$ 11,994,133

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,852,482	$—	$—	$11,852,482
Securities Lending Collateral	179,692	—	—	179,692
Repurchase Agreement	—	144,794	—	144,794

Total Investments	$12,032,174	$144,794	$—	$12,176,968

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $175,219. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.4%
Boeing Co.	198,162	$ 64,973,357

Airlines - 0.6%
United Continental Holdings, Inc. (A)	229,896	15,970,875

Banks - 0.7%
SVB Financial Group (A)	84,784	20,349,008

Beverages - 1.3%
Monster Beverage Corp. (A)	629,699	36,025,080

Biotechnology - 2.7%
Biogen, Inc. (A)	69,505	19,031,859
Incyte Corp. (A)	139,487	11,623,452
Seattle Genetics, Inc. (A)	281,242	14,720,206
TESARO, Inc. (A) (B)	106,630	6,092,838
Vertex Pharmaceuticals, Inc. (A)	147,421	24,026,675

		75,495,030

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	381,150	22,445,924

Capital Markets - 2.7%
BlackRock, Inc.	42,384	22,960,260
Intercontinental Exchange, Inc.	374,474	27,156,855
MarketAxess Holdings, Inc.	105,318	22,900,346

		73,017,461

Chemicals - 1.9%
PPG Industries, Inc.	324,371	36,199,804
Sherwin-Williams Co.	41,146	16,134,169

		52,333,973

Consumer Finance - 1.0%
Capital One Financial Corp.	277,777	26,616,592

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	723,664	34,605,612

Electrical Equipment - 1.8%
AMETEK, Inc.	370,104	28,116,801
Eaton Corp. PLC	276,405	22,087,523

		50,204,324

Electronic Equipment, Instruments & Components - 1.5%
CDW Corp.	281,360	19,782,421
IPG Photonics Corp. (A)	93,010	21,706,674

		41,489,095

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	204,743	38,579,723

Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	385,501	25,072,985
Boston Scientific Corp. (A)	859,193	23,473,153
Hologic, Inc. (A)	441,332	16,488,164
Medtronic PLC	309,075	24,793,996

		89,828,298

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.4%
Aetna, Inc.	170,826	$ 28,869,594
UnitedHealth Group, Inc.	306,033	65,491,062

		94,360,656

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	366,871	28,894,760

Household Durables - 0.9%
Mohawk Industries, Inc. (A)	109,619	25,455,724

Household Products - 1.0%
Colgate-Palmolive Co.	391,754	28,080,927

Insurance - 0.9%
Allstate Corp.	273,795	25,955,766

Internet & Direct Marketing Retail - 8.4%
Amazon.com, Inc. (A)	86,426	125,087,807
Booking Holdings, Inc. (A)	25,725	53,518,032
Netflix, Inc. (A)	124,005	36,624,877
Wayfair, Inc., Class A (A) (B)	213,911	14,445,410

		229,676,126

Internet Software & Services - 11.3%
Alphabet, Inc., Class A (A)	113,255	117,461,291
Alphabet, Inc., Class C (A)	52,693	54,368,110
Facebook, Inc., Class A (A)	604,267	96,555,824
GoDaddy, Inc., Class A (A)	697,755	42,856,112

		311,241,337

IT Services - 7.7%
Cognizant Technology Solutions Corp., Class A	280,147	22,551,834
FleetCor Technologies, Inc. (A)	151,522	30,683,205
Global Payments, Inc.	302,812	33,769,594
Mastercard, Inc., Class A	538,526	94,328,214
PayPal Holdings, Inc. (A)	403,056	30,579,859

		211,912,706

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	187,117	38,632,176

Machinery - 3.7%
Gardner Denver Holdings, Inc. (A)	491,789	15,088,087
Illinois Tool Works, Inc.	154,699	24,235,145
Middleby Corp. (A)	139,885	17,316,364
Nordson Corp.	166,362	22,681,795
Snap-on, Inc.	160,828	23,728,563

		103,049,954

Media - 2.0%
Comcast Corp., Class A	1,638,266	55,979,549

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	375,144	35,601,166

Oil, Gas & Consumable Fuels - 0.8%
Continental Resources, Inc. (A)	369,576	21,786,505

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	252,243	37,765,822

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.1%
Allergan PLC	160,447	$ 27,001,626
Bristol-Myers Squibb Co.	467,149	29,547,174

		56,548,800

Professional Services - 1.2%
Equifax, Inc.	119,790	14,112,460
IHS Markit, Ltd. (A)	394,944	19,052,098

		33,164,558

Road & Rail - 1.5%
JB Hunt Transport Services, Inc.	180,076	21,095,903
Norfolk Southern Corp.	148,992	20,230,134

		41,326,037

Semiconductors & Semiconductor Equipment - 3.8%
Lam Research Corp.	149,420	30,356,167
Micron Technology, Inc. (A)	455,184	23,733,294
NVIDIA Corp.	129,178	29,916,333
ON Semiconductor Corp. (A)	814,895	19,932,332

		103,938,126

Software - 9.7%
Adobe Systems, Inc. (A)	233,456	50,445,172
Microsoft Corp.	1,026,499	93,688,564
salesforce.com, Inc. (A)	409,060	47,573,678
ServiceNow, Inc. (A)	154,210	25,514,044
SS&C Technologies Holdings, Inc.	330,028	17,702,702
Workday, Inc., Class A (A)	243,814	30,991,198

		265,915,358

Specialty Retail - 1.4%
TJX Cos., Inc.	485,603	39,605,781

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	875,798	146,941,388
NetApp, Inc.	487,352	30,064,745

		177,006,133

Textiles, Apparel & Luxury Goods - 4.5%
NIKE, Inc., Class B	890,708	59,178,640
Under Armour, Inc., Class A (A) (B)	239,374	3,913,765
Under Armour, Inc., Class C (A) (B)	1,609,103	23,090,628
VF Corp.	490,667	36,368,238

		122,551,271

Total Common Stocks (Cost $2,053,147,856)		2,730,383,590

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (C)	41,286,668	41,286,668

Total Securities Lending Collateral (Cost $41,286,668)		41,286,668

	Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 0.74% (C), dated 03/29/2018, to be repurchased at $21,349,681 on 04/02/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $21,774,933.

	$ 21,347,925	$ 21,347,925

Total Repurchase Agreement (Cost $21,347,925)		21,347,925

Total Investments (Cost $2,115,782,449)		2,793,018,183
Net Other Assets (Liabilities) - (1.6)%		(43,052,505)

Net Assets - 100.0%		$ 2,749,965,678

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,730,383,590	$—	$—	$2,730,383,590
Securities Lending Collateral	41,286,668	—	—	41,286,668
Repurchase Agreement	—	21,347,925	—	21,347,925

Total Investments	$2,771,670,258	$21,347,925	$—	$2,793,018,183

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $40,249,110. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of TST and are listed below.

Portfolio	Portfolio
Transamerica 60/40 Allocation VP(A)	Transamerica Legg Mason Dynamic Allocation – Growth VP
Transamerica AB Dynamic Allocation VP	Transamerica Levin Large Cap Value VP
Transamerica Aegon Government Money Market VP	Transamerica Madison Balanced Allocation VP
Transamerica Aegon High Yield Bond VP	Transamerica Madison Conservative Allocation VP
Transamerica Aegon U.S. Government Securities VP	Transamerica Madison Diversified Income VP
Transamerica American Funds Managed Risk VP	Transamerica Managed Risk – Balanced ETF VP
Transamerica Barrow Hanley Dividend Focused VP	Transamerica Managed Risk – Conservative ETF VP
Transamerica BlackRock Equity Smart Beta 100 VP	Transamerica Managed Risk – Growth ETF VP
Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Transamerica Market Participation Strategy VP
Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Transamerica MFS International Equity VP
Transamerica BlackRock Global Allocation VP(B)	Transamerica Morgan Stanley Capital Growth VP
Transamerica BlackRock Smart Beta 50 VP	Transamerica Multi-Managed Balanced VP
Transamerica BlackRock Smart Beta 75 VP	Transamerica Multi-Manager Alternative Strategies VP
Transamerica BlackRock Tactical Allocation VP	Transamerica PIMCO Tactical – Balanced VP
Transamerica Clarion Global Real Estate Securities VP	Transamerica PIMCO Tactical – Conservative VP
Transamerica International Equity Index VP	Transamerica PIMCO Tactical – Growth VP
Transamerica Janus Balanced VP	Transamerica PIMCO Total Return VP
Transamerica Janus Mid-Cap Growth VP	Transamerica PineBridge Inflation Opportunities VP
Transamerica Jennison Growth VP	Transamerica ProFund UltraBear VP

Transamerica JPMorgan Asset Allocation – Conservative VP(C)

Transamerica JPMorgan Asset Allocation – Growth VP(D)

Transamerica JPMorgan Asset Allocation – Moderate Growth VP(E)

Transamerica JPMorgan Asset Allocation – Moderate VP(F)

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan International Moderate Growth VP(G)

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica QS Investors Active Asset Allocation – Conservative VP
Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Transamerica QS Investors Active Asset Allocation – Moderate VP
Transamerica Small/Mid Cap Value VP
Transamerica T. Rowe Price Small Cap VP
Transamerica Torray Concentrated Growth VP
Transamerica TS&W International Equity VP
Transamerica U.S. Equity Index VP
Transamerica WMC US Growth II VP
Transamerica WMC US Growth VP

(A)	Fund commenced operations on January 12, 2018.
(B)	Transamerica Cayman BlackRock Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for Transamerica BlackRock Global Allocation VP. Please reference the Basis for Consolidation section of the Notes to Schedule of Investments for more information.
(C)	Formerly, Transamerica Asset Allocation – Conservative VP.
(D)	Formerly, Transamerica Asset Allocation – Growth VP.
(E)	Formerly, Transamerica Asset Allocation – Moderate Growth VP.
(F)	Formerly, Transamerica Asset Allocation – Moderate VP.
(G)	Formerly, Transamerica International Moderate Growth VP.

Transamerica Clarion Global Real Estate Securities VP, Transamerica Market Participation Strategy VP, and Transamerica ProFund UltraBear VP are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolios. TAM supervises the Portfolios’ investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolios.

Transamerica Series Trust	Page 1	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

1. ORGANIZATION (continued):

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolios, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolios’ custodian and dividend disbursing agent and monitoring their services to the Portfolios; assisting the Portfolios in preparing reports to shareholders; acting as liaison with the Portfolios’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolios.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman BlackRock Global Allocation, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands as a wholly-owned subsidiary which acts as an investment vehicle for Transamerica BlackRock Global Allocation VP. The principal purpose of investment of the Subsidiary is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies. As of March 31, 2018, the Subsidiary as a percentage of the Portfolio’s net assets is as follows:

Portfolio	Subsidiary	Value	Percentage of Net Assets
Transamerica BlackRock Global Allocation VP	Transamerica Cayman Blackrock Global Allocation, Ltd.	$74,386,123	3.85%

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolios combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Transamerica Series Trust	Page 2	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued):

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments at March 31, 2018, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Contingent value rights (“CVR”): CVRs for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Board. CVRs are normally valued using a model that incorporates market observable data

Transamerica Series Trust	Page 3	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

4. SECURITY VALUATION (continued):

such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data relating to the issuer. Depending on the relative significance of observable valuation inputs, these investments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market

Transamerica Series Trust	Page 4	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

4. SECURITY VALUATION (continued):

movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Aegon Government Money Market VP values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Contingent value rights: The Portfolios may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at March 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Series Trust	Page 5	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued):

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2018. Open secured loan participations and assignments at March 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at March 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at March 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at March 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

Transamerica Series Trust	Page 6	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued):

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at March 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolios, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolios to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of March 31, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2018.

Repurchase agreements at March 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolios may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolios. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolios exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended March 31, 2018, the Portfolios’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Tactical – Balanced VP	$130,873,060	87	1.54%
Transamerica PIMCO Tactical – Conservative VP	67,659,432	90	1.54
Transamerica PIMCO Tactical – Growth VP	47,896,040	90	1.53
Transamerica PIMCO Total Return VP	209,885,796	90	1.60

Open reverse repurchase agreements at March 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 7	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolios’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolios’ portfolio turnover rates.

For the period ended March 31, 2018, the Portfolios’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Tactical – Balanced VP	$23,574,454	90	1.46%
Transamerica PIMCO Tactical – Conservative VP	17,074,183	90	1.43
Transamerica PIMCO Tactical – Growth VP	7,399,504	85	1.41
Transamerica PIMCO Total Return VP	8,333,543	36	1.47

Open sale-buyback financing transactions at March 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust - Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2018, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at March 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018. Funds not listed in the subsequent table do not have secured borrowing transactions during the period.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica AB Dynamic Allocation VP
Securities Lending Transactions
Common Stocks	$3,730,839	$—	$—	$—	$3,730,839
Corporate Debt Securities	1,057,428	—	—	—	1,057,428

Transamerica Series Trust	Page 8	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Foreign Government Obligations	$899,143	$—	$—	$—	$899,143

Total Securities Lending Transactions	$5,687,410	$—	$—	$—	$5,687,410

Total Borrowings	$5,687,410	$—	$—	$—	$5,687,410

Transamerica Aegon High Yield Bond VP
Securities Lending Transactions
Corporate Debt Securities	$28,451,255	$—	$—	$—	$28,451,255

Total Borrowings	$28,451,255	$—	$—	$—	$28,451,255

Transamerica Aegon U.S. Government Securities VP
Securities Lending Transactions
U.S. Government Agency Obligations	$4,012,071	$—	$—	$—	$4,012,071
U.S. Government Obligations	3,095,172	—	—	—	3,095,172

Total Securities Lending Transactions	$7,107,243	$—	$—	$—	$7,107,243

Total Borrowings	$7,107,243	$—	$—	$—	$7,107,243

Transamerica BlackRock Global Allocation VP
Securities Lending Transactions
Common Stocks	$13,473,832	$—	$—	$—	$13,473,832
Corporate Debt Securities	4,401,306	—	—	—	4,401,306
Foreign Government Obligations	6,269,494	—	—	—	6,269,494
U.S. Government Obligations	2,081,959	—	—	—	2,081,959

Total Securities Lending Transactions	$26,226,591	$—	$—	$—	$26,226,591

Total Borrowings	$26,226,591	$—	$—	$—	$26,226,591

Transamerica BlackRock Tactical Allocation VP
Securities Lending Transactions
Exchange-Traded Funds	$37,675,138	$—	$—	$—	$37,675,138

Total Borrowings	$37,675,138	$—	$—	$—	$37,675,138

Transamerica Clarion Global Real Estate Securities VP
Securities Lending Transactions
Common Stocks	$2,667,872	$—	$—	$—	$2,667,872

Total Borrowings	$2,667,872	$—	$—	$—	$2,667,872

Transamerica Janus Balanced VP
Securities Lending Transactions
Common Stocks	$3,276,207	$—	$—	$—	$3,276,207
Corporate Debt Securities	3,488,437	—	—	—	3,488,437
U.S. Government Obligations	15,521,960	—	—	—	15,521,960

Total Securities Lending Transactions	$22,286,604	$—	$—	$—	$22,286,604

Total Borrowings	$22,286,604	$—	$—	$—	$22,286,604

Transamerica Janus Mid-Cap Growth VP
Securities Lending Transactions
Common Stocks	$51,206,156	$—	$—	$—	$51,206,156

Total Borrowings	$51,206,156	$—	$—	$—	$51,206,156

Transamerica JPMorgan Core Bond VP
Securities Lending Transactions
Corporate Debt Securities	$2,342,796	$—	$—	$—	$2,342,796
Foreign Government Obligations	205,572	—	—	—	205,572
U.S. Government Obligations	7,786,892	—	—	—	7,786,892
Total Securities Lending Transactions	$10,335,260	$—	$—	$—	$10,335,260

Total Borrowings	$10,335,260	$—	$—	$—	$10,335,260

Transamerica Series Trust	Page 9	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica JPMorgan Enhanced Index VP
Securities Lending Transactions
Common Stocks	$10,804,876	$—	$—	$—	$10,804,876

Total Borrowings	$10,804,876	$—	$—	$—	$10,804,876

Transamerica JPMorgan Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$3,198,923	$—	$—	$—	$3,198,923

Total Borrowings	$3,198,923	$—	$—	$—	$3,198,923

Transamerica JPMorgan Tactical Allocation VP
Securities Lending Transactions
Common Stocks	$9,053,420	$—	$—	$—	$9,053,420
Corporate Debt Securities	5,753,590	—	—	—	5,753,590
Foreign Government Obligations	198,927	—	—	—	198,927
U.S. Government Obligations	10,915,131	—	—	—	10,915,131

Total Securities Lending Transactions	$25,921,068	$—	$—	$—	$25,921,068

Total Borrowings	$25,921,068	$—	$—	$—	$25,921,068

Transamerica Legg Mason Dynamic Allocation – Balanced VP
Securities Lending Transactions
Exchange-Traded Funds	$209,059,582	$—	$—	$—	$209,059,582

Total Borrowings	$209,059,582	$—	$—	$—	$209,059,582

Transamerica Legg Mason Dynamic Allocation – Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$91,041,334	$—	$—	$—	$91,041,334

Total Borrowings	$91,041,334	$—	$—	$—	$91,041,334

Transamerica Madison Diversified Income VP
Securities Lending Transactions
Corporate Debt Securities	$441,792	$—	$—	$—	$441,792

Total Borrowings	$441,792	$—	$—	$—	$441,792

Transamerica Managed Risk – Balanced ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$2,299,500	$—	$—	$—	$2,299,500

Total Borrowings	$2,299,500	$—	$—	$—	$2,299,500

Transamerica Managed Risk – Conservative ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$50,822,983	$—	$—	$—	$50,822,983

Total Borrowings	$50,822,983	$—	$—	$—	$50,822,983

Transamerica Managed Risk – Growth ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$81,825,143	$—	$—	$—	$81,825,143

Total Borrowings	$81,825,143	$—	$—	$—	$81,825,143

Transamerica Market Participation Strategy VP
Securities Lending Transactions
U.S. Government Agency Obligations	$7,369,313	$—	$—	$—	$7,369,313

Total Borrowings	$7,369,313	$—	$—	$—	$7,369,313

Transamerica MFS International Equity VP
Securities Lending Transactions
Common Stocks	$15,443,606	$—	$—	$—	$15,443,606

Total Borrowings	$15,443,606	$—	$—	$—	$15,443,606

Transamerica Series Trust	Page 10	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Morgan Stanley Capital Growth VP
Securities Lending Transactions
Common Stocks	$8,967,155	$—	$—	$—	$8,967,155

Total Borrowings	$8,967,155	$—	$—	$—	$8,967,155

Transamerica Multi-Managed Balanced VP
Securities Lending Transactions
Common Stocks	$5,136,631	$—	$—	$—	$5,136,631
Preferred Stocks	120,828	—	—	—	120,828
Corporate Debt Securities	5,888,939	—	—	—	5,888,939
Foreign Government Obligations	1,059,074	—	—	—	1,059,074

Total Securities Lending Transactions	$12,205,472	$—	$—	$—	$12,205,472

Total Borrowings	$12,205,472	$—	$—	$—	$12,205,472

Transamerica PIMCO Tactical – Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$606,265	$—	$—	$—	$606,265
Foreign Government Obligations	378,205	—	—	—	378,205

Total Securities Lending Transactions	$984,470	$—	$—	$—	$984,470

Reverse Repurchase Agreements
U.S. Government Obligations	$43,138,500	$92,122,810	$—	$—	$135,261,310
Cash	1,859,865	—	—	—	1,859,865

Total Reverse Repurchase Agreements	$44,998,365	$92,122,810	$—	$—	$137,121,175

Sale Buy-back Transactions
U.S. Government Obligations	$996,114	—	—	—	996,114

Total Borrowings	$46,978,949	$92,122,810	$—	$—	$139,101,759

Transamerica PIMCO Tactical – Conservative VP
Securities Lending Transactions
Corporate Debt Securities	$677,835	$—	$—	$—	$677,835
Foreign Government Obligations	296,437	—	—	—	296,437

Total Securities Lending Transactions	$974,272	$—	$—	$—	$974,272

Reverse Repurchase Agreements
U.S. Government Obligations	$8,617,250	$65,141,295	$—	$—	$73,758,545
Cash	1,112,455	—	—	—	1,112,455

Total Reverse Repurchase Agreements	$9,729,705	$65,141,295	$—	$—	$74,871,000

Sale Buy-back Transactions
U.S. Government Obligations	$—	$2,932,549	$—	$—	$2,932,549

Total Borrowings	$10,703,977	$68,073,844	$—	$—	$78,777,821

Transamerica PIMCO Tactical – Growth VP
Securities Lending Transactions
Corporate Debt Securities	$630,514	$—	$—	$—	$630,514
Foreign Government Obligations	197,691	—	—	—	197,691

Total Securities Lending Transactions	$828,205	$—	$—	$—	$828,205

Reverse Repurchase Agreements
U.S. Government Obligations	$10,512,750	$40,991,630	$—	$—	$51,504,380
Cash	46,370	—	—	—	46,370

Total Reverse Repurchase Agreements	$10,559,120	$40,991,630	$—	$—	$51,550,750

Total Borrowings	$11,387,325	$40,991,630	$—	$—	$52,378,955

Transamerica PIMCO Total Return VP
Securities Lending Transactions
Corporate Debt Securities	$33,536,870	$—	$—	$—	$33,536,870

Transamerica Series Trust	Page 11	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Reverse Repurchase Agreements
U.S. Government Obligations	$11,834,000	$271,761,269	$48,190,356	$—	$331,785,625
Cash	(1,704,000)				(1,704,000)

Total Reverse Repurchase Agreements	$10,130,000	$271,761,269	$48,190,356	$—	$330,081,625

Total Borrowings	$43,666,870	$271,761,269	$48,190,356	$—	$363,618,495

Transamerica PineBridge Inflation Opportunities VP
Securities Lending Transactions
Corporate Debt Securities	$1,733,137	$—	$—	$—	$1,733,137
Preferred Stocks	94,900	—	—	—	94,900

Total Securities Lending Transactions	$1,828,037	$—	$—	$—	$1,828,037

Total Borrowings	$1,828,037	$—	$—	$—	$1,828,037

Transamerica QS Investors Active Asset Allocation – Conservative VP
Securities Lending Transactions
Exchange-Traded Funds	$18,629,133	$—	$—	$—	$18,629,133

Total Borrowings	$18,629,133	$—	$—	$—	$18,629,133

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$141,979,959	$—	$—	$—	$141,979,959

Total Borrowings	$141,979,959	$—	$—	$—	$141,979,959

Transamerica QS Investors Active Asset Allocation – Moderate VP
Securities Lending Transactions
Exchange-Traded Funds	$103,682,961	$—	$—	$—	$103,682,961

Total Borrowings	$103,682,961	$—	$—	$—	$103,682,961

Transamerica Small/Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$24,996,118	$—	$—	$—	$24,996,118

Total Borrowings	$24,996,118	$—	$—	$—	$24,996,118

Transamerica T. Rowe Price Small Cap VP
Securities Lending Transactions
Common Stocks	$32,643,615	$—	$—	$—	$32,643,615

Total Borrowings	$32,643,615	$—	$—	$—	$32,643,615

Transamerica Torray Concentrated Growth VP
Securities Lending Transactions
Common Stocks	$361,325	$—	$—	$—	$361,325

Total Borrowings	$361,325	$—	$—	$—	$361,325

Transamerica TS&W International Equity VP
Securities Lending Transactions
Common Stocks	$1,847,271	$—	$—	$—	$1,847,271

Total Borrowings	$1,847,271	$—	$—	$—	$1,847,271

Transamerica WMC US Growth II VP
Securities Lending Transactions
Common Stocks	$179,692	$—	$—	$—	$179,692

Total Borrowings	$179,692	$—	$—	$—	$179,692

Transamerica WMC US Growth VP
Securities Lending Transactions
Common Stocks	$41,286,668	$—	$—	$—	$41,286,668

Total Borrowings	$41,286,668	$—	$—	$—	$41,286,668

Transamerica Series Trust	Page 12	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Credit default swaptions: The Portfolios may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolios the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Options on exchange-traded funds and/or securities: The Portfolios may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolios the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on indices: The Portfolios may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolios the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises.

Transamerica Series Trust	Page 13	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued):

The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

Open option contracts at March 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received

Transamerica Series Trust	Page 14	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued):

from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at March 31, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at March 31, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at March 31, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

8. AFFILIATES AND OTHER AFFILIATED TRANSACTIONS

For the period ended March 31, 2018, the Portfolios’ transactions in and earnings from investments in affiliates of TAM are as follows. Fund not listed in the subsequent tables do not have secured affiliated transactions.

Transamerica 60/40 Allocation VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$—	$51,262	$(295)	$(5)	$(652)	$50,310	5,155	$343	$—
Transamerica International Equity Index VP	—	21,253	(1,485)	(75)	(897)	18,796	1,707	—	—
Transamerica U.S. Equity Index VP	—	60,389	(2,413)	(61)	(2,756)	55,159	4,916	—	—

Total	$—	$132,904	$(4,193)	$(141)	$(4,305)	$124,265	11,778	$343	$—

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$198,036,568	$5,746,045	$—	$—	$(1,087,768)	$202,694,845	21,563,281	$—	$—

Transamerica Series Trust	Page 15	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

8. AFFILIATES AND OTHER AFFILIATED TRANSACTIONS (continued):

Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$205,576,497	$3,473,205	$—	$—	$(1,184,045)	$207,865,657	22,113,368	$—	$—

Transamerica BlackRock Tactical Allocation VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$91,874,146	$–	$—	$—	$(2,972,926)	$88,901,220	3,581,838	$—	$—
Transamerica Blackrock Global Allocation VP	115,293,143	—	—	—	(610,017)	114,683,126	12,200,333	—	—
Transamerica Global Allocation Liquidating Trust	444,568	—	—	—	(27,770)	416,798	79,640	—	—
Transamerica Jennison Growth VP	97,451,567	—	—	—	4,162,276	101,613,843	9,048,428	—	—
Transamerica JPMorgan Core Bond VP	274,121,272	27,800,000	(32,500,000)	156,561	(3,585,996)	265,991,837	20,829,431	—	—
Transamerica JPMorgan Enhanced Index VP	182,355,976	32,500,000	(84,600,000)	22,588,949	(21,983,397)	130,861,528	6,135,093	—	—
Transamerica JPMorgan Mid Cap Value VP	55,846,978	—	—	—	(959,456)	54,887,522	3,308,470	—	—
Transamerica MFS International Equity VP	100,770,559	62,500,000	(70,600,000)	12,831,830	(14,421,146)	91,081,243	9,341,666	—	—
Transamerica PIMCO Total Return VP	362,921,872	27,800,000	(32,500,000)	(1,650,375)	(2,854,991)	353,716,506	31,000,570	—	—
Transamerica Short-Term Bond	223,546,275	49,074,608	(45,500,000)	(200,063)	(1,540,624)	225,380,196	22,719,778	1,354,131	—
Transamerica WMC US Growth VP	70,854,411	—	—	—	2,034,793	72,889,204	2,422,373	—	—

Total	$1,575,480,767	$199,674,608	$(265,700,000)	$33,726,902	$(42,759,254)	$1,500,423,023	120,667,620	$1,354,131	$—

Transamerica JPMorgan Asset Allocation – Conservative VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$169,515,827	$1,113,717	$(14,684,747)	$(1,316,079)	$(1,792,071)	$152,836,647	15,659,492	$1,113,717	$—
Transamerica Developing Markets Equity	43,683,241	—	(3,292,203)	1,016,566	505,899	41,913,503	3,269,384	—	—
Transamerica Floating Rate	7,833,748	35,399,392	—	—	(27,664)	43,205,476	4,342,259	118,285	—
Transamerica High Yield Bond	88,576,986	962,754	(74,051,324)	(320,007)	(1,082,214)	14,086,195	1,542,847	1,040,755	—
Transamerica Intermediate Bond	357,290,464	2,309,269	(7,129,316)	(121,930)	(7,958,578)	344,389,909	34,577,300	2,309,269	—
Transamerica International Equity	85,374,754	—	(5,536,890)	518,722	(620,739)	79,735,847	4,101,638	—	—
Transamerica International Growth	45,271,702	—	—	—	(799,500)	44,472,202	4,996,877	—	—
Transamerica International Small Cap Value	21,984,687	—	—	—	156,252	22,140,939	1,562,522	—	—
Transamerica Jennison Growth VP	33,517,377	—	(2,928,040)	828,386	746,981	32,164,704	2,864,177	—	—
Transamerica JPMorgan Enhanced Index VP	148,001,482	—	(5,985,840)	1,297,281	(3,290,866)	140,022,057	6,564,560	—	—
Transamerica JPMorgan Mid Cap Value VP	22,145,325	—	—	—	(380,459)	21,764,866	1,311,927	—	—
Transamerica Large Cap Value	66,891,169	208,591	(2,440,214)	305,605	(2,541,113)	62,424,038	5,180,418	208,591	—
Transamerica Mid Cap Value Opportunities	22,426,596	—	—	—	(346,506)	22,080,090	1,925,030	—	—
Transamerica PIMCO Total Return VP	239,980,715	—	(5,695,257)	(409,300)	(2,704,637)	231,171,521	20,260,431	—	—
Transamerica T. Rowe Price Small Cap VP	29,114,603	—	—	—	597,606	29,712,209	1,867,518	—	—
Transamerica Unconstrained Bond	22,419,935	65,475,547	(2,128,142)	—	(765,631)	85,001,709	8,424,352	362,434	—
Transamerica WMC US Growth VP	34,274,471	—	(3,088,315)	684,789	435,869	32,306,814	1,073,673	—	—

Total	$1,438,303,082	$105,469,270	$(126,960,288)	$2,484,033	$(19,867,371)	$1,399,428,726	119,524,405	$5,153,051	$—

Transamerica JPMorgan Asset Allocation – Growth VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Clarion Global Real Estate Securities VP	$438,998	$—	$—	$—	$(18,361)	$420,637	33,384	$—	$—
Transamerica Developing Markets Equity	93,477,412	—	(5,322,686)	1,524,221	1,297,087	90,976,034	7,096,414	—	—
Transamerica Floating Rate	—	31,759,841	(1,402,343)	(4,228)	(75,761)	30,277,509	3,042,966	203,810	—

Transamerica Series Trust	Page 16	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

8. AFFILIATES AND OTHER AFFILIATED TRANSACTIONS (continued):

Transamerica JPMorgan Asset Allocation – Growth VP (continued)	Value December 31, 2017	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica High Yield Bond	$30,736,476	$2,899,689	$(2,602,607)		$17,104		$(736,076)	$30,314,586	3,320,327	$481,362	$—
Transamerica International Equity	126,746,960	—	(3,444,742)		62,201		(628,154)	122,736,265	6,313,594	—	—
Transamerica International Growth	103,923,870	—	—		—		(1,835,301)	102,088,569	11,470,626	—	—
Transamerica International Small Cap Value	33,582,950	—	(3,522,213)		324,944		(152,306)	30,233,375	2,133,619	—	—
Transamerica Janus Mid-Cap Growth VP	13,586,701	—	—		—		765,567	14,352,268	420,641	—	—
Transamerica Jennison Growth VP	92,928,414	—	(8,775,533)		3,376,628		497,092	88,026,601	7,838,522	—	—
Transamerica JPMorgan Enhanced Index VP	120,326,840	—	—		—		(1,942,546)	118,384,294	5,550,131	—	—
Transamerica JPMorgan Mid Cap Value VP	8,812,568	—	—		—		(151,401)	8,661,167	522,072	—	—
Transamerica Large Cap Value	165,150,183	517,067	(5,034,230)		586,914		(6,479,873)	154,740,061	12,841,499	517,067	—
Transamerica Mid Cap Growth	10,231,861	—	—		—		(124,863)	10,106,998	693,685	—	—
Transamerica Mid Cap Value Opportunities	18,246,562	—	—		—		(281,921)	17,964,641	1,566,229	—	—
Transamerica Small Cap Value	20,951,740	—	—		—		(823,743)	20,127,997	1,790,747	—	—
Transamerica Small Company Growth Liquidating Trust	1,910	—	—		—		1	1,911	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	32,085,748	—	—		—		658,591	32,744,339	2,058,098	—	—
Transamerica Unconstrained Bond	30,816,565	2,471,231	(2,664,668)		(7,923)		(361,062)	30,254,143	2,998,428	240,430	—
Transamerica WMC US Growth VP	91,679,495	—	(5,034,231)		901,886		1,591,694	89,138,844	2,962,408	—	—

Total	$993,725,253	$37,647,828	$(37,803,253)		$6,781,747		$(8,801,336)	$991,550,239	72,656,465	$1,442,669	$—

Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Clarion Global Real Estate Securities VP	$54,908,595	$—	$—		$—		$(2,296,557)	$52,612,038	4,175,559	$—	$—
Transamerica Core Bond	174,498,443	10,682,284	(57,053,861)		(1,170,906)		(2,219,453)	124,736,507	12,780,380	1,091,596	—
Transamerica Developing Markets Equity	266,302,469	—	(8,405,467)		2,797,911		5,945,269	266,640,182	20,798,766	—	—
Transamerica Floating Rate	181,301,500	17,656,070	(90,632,883)		88,169		135,334	108,548,190	10,909,366	2,103,643	—
Transamerica Global Allocation Liquidating Trust	393,277	—	—		—		(24,566)	368,711	70,452	—	—
Transamerica High Yield Bond	278,002,170	83,500,996	(158,683,353)		(9,630,573)		4,897,737	198,086,977	21,696,273	3,508,889	—
Transamerica Intermediate Bond	331,325,198	24,686,291	(24,823,437)		(477,479)		(7,253,589)	323,456,984	32,475,601	2,235,355	—
Transamerica International Equity	529,662,290	—	(30,870,781)		7,342,039		(8,651,939)	497,481,609	25,590,618	—	—
Transamerica International Growth	390,804,108	—	(16,157,462)		1,263,903		(7,209,054)	368,701,495	41,427,134	—	—
Transamerica International Small Cap Value	139,519,241	—	(11,816,837)		2,965,337		(1,547,680)	129,120,061	9,112,213	—	—
Transamerica Janus Mid-Cap Growth VP	81,965,634	—	—		—		4,618,497	86,584,131	2,537,636	—	—
Transamerica Jennison Growth VP	255,301,852	—	(13,996,458)		5,964,889		5,626,748	252,897,031	22,519,771	—	—
Transamerica JPMorgan Enhanced Index VP	887,746,103	—	(11,479,520)		2,538,160		(16,110,920)	862,693,823	40,445,092	—	—
Transamerica JPMorgan Mid Cap Value VP	93,873,766	—	—		—		(1,612,760)	92,261,006	5,561,242	—	—
Transamerica Large Cap Value	512,421,759	1,656,147	—		—		(18,451,296)	495,626,610	41,130,839	1,656,147	—
Transamerica Mid Cap Growth	87,874,368	—	—		—		(1,072,365)	86,802,003	5,957,584	—	—
Transamerica Mid Cap Value Opportunities	82,737,541	—	—		—		(1,278,349)	81,459,192	7,101,935	—	—
Transamerica PIMCO Total Return VP	304,746,963	20,071,300	(22,980,091)		(688,357)		(3,375,890)	297,773,925	26,097,627	—	—
Transamerica Small Cap Value	81,497,106	—	—		—		(3,204,160)	78,292,946	6,965,565	—	—
Transamerica Small Company Growth Liquidating Trust	10,091	—	—		—		3	10,094	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	138,649,778	—	—		—		2,845,922	141,495,700	8,893,507	—	—
Transamerica Unconstrained Bond	77,666,114	139,780,218	(0	)(A)	(0	)(A)	(1,808,258)	215,638,074	21,371,464	925,009	—
Transamerica WMC US Growth VP	255,797,623	—	(8,164,325)		1,925,124		5,781,355	255,339,777	8,485,868	—	—

Total	$5,207,005,989	$298,033,306	$(455,064,475)		$12,918,217		$(46,265,971)	$5,016,627,066	376,120,736	$11,520,639	$—

Transamerica Series Trust	Page 17	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

8. AFFILIATES AND OTHER AFFILIATED TRANSACTIONS (continued):

Transamerica JPMorgan Asset Allocation – Moderate VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$421,467,081	$29,194,613	$(62,644,268)	$(5,187,511)	$(2,822,532)	$380,007,383	38,935,183	$2,807,665	$—
Transamerica Developing Markets Equity	257,678,783	—	(14,176,325)	4,714,894	4,023,927	252,241,279	19,675,607	—	—
Transamerica Floating Rate	112,486,827	46,129,233	—	—	66,416	158,682,476	15,947,987	1,321,107	—
Transamerica Global Allocation Liquidating Trust	205,021	—	—	—	(12,806)	192,215	36,728	—	—
Transamerica High Yield Bond	360,722,983	4,473,942	(153,965,098)	(7,440,040)	681,850	204,473,637	22,395,798	4,791,597	—
Transamerica Intermediate Bond	968,695,826	49,704,792	(46,941,693)	(248,171)	(22,109,495)	949,101,259	95,291,291	6,453,793	—
Transamerica International Equity	475,124,065	—	(27,547,870)	2,671,553	(3,411,177)	446,836,571	22,985,420	—	—
Transamerica International Growth Fund	337,612,517	—	(24,300,129)	3,906,039	(8,429,806)	308,788,621	34,695,351	—	—
Transamerica International Small Cap Value	128,272,861	—	(16,222,608)	4,466,063	(2,969,490)	113,546,826	8,013,185	—	—
Transamerica Janus Mid-Cap Growth VP	94,408,831	—	—	—	5,319,631	99,728,462	2,922,874	—	—
Transamerica Jennison Growth VP	256,478,503	—	(17,589,655)	7,278,969	4,539,388	250,707,205	22,324,773	—	—
Transamerica JPMorgan Enhanced Index VP	773,577,732	—	(21,653,348)	4,633,753	(15,690,775)	740,867,362	34,733,585	—	—
Transamerica JPMorgan Mid Cap Value VP	58,899,840	—	—	—	(1,011,905)	57,887,935	3,489,327	—	—
Transamerica Large Cap Value	512,459,079	1,626,836	(9,448,484)	1,182,314	(18,964,672)	486,855,073	40,402,911	1,626,837	—
Transamerica Mid Cap Growth	65,570,555	—	—	—	(800,183)	64,770,372	4,445,461	—	—
Transamerica Mid Cap Value Opportunities	95,707,281	—	—	—	(1,478,739)	94,228,542	8,215,217	—	—
Transamerica PIMCO Total Return VP	697,978,827	30,742,471	(34,454,655)	(2,181,436)	(7,050,502)	685,034,705	60,038,099	—	—
Transamerica Small Cap Value	62,351,319	—	—	—	(2,451,419)	59,899,900	5,329,173	—	—
Transamerica Small Company Growth Liquidating Trust	3,702	—	—	—	1	3,703	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	133,539,146	—	(9,846,542)	1,952,391	1,076,998	126,721,993	7,964,927	—	—
Transamerica Unconstrained Bond	98,653,378	223,439,373	—	—	(2,805,399)	319,287,352	31,643,940	1,364,259	—
Transamerica WMC US Growth VP	256,319,221	—	(12,322,482)	2,900,559	5,004,503	251,901,801	8,371,612	—	—

Total	$6,168,213,378	$385,311,260	$(451,113,157)	$18,649,377	$(69,296,186)	$6,051,764,672	487,864,408	$18,365,258	$—

Transamerica JPMorgan International Moderate Growth VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$20,526,546	$1,693,386	$(14,166,791)	$(620,328)	$190,946	$7,623,759	781,123	$107,737	$—
Transamerica Developing Markets Equity	22,502,002	—	—	—	706,016	23,208,018	1,810,298	—	—
Transamerica Floating Rate	—	30,284,403	—	—	(30,381)	30,254,022	3,040,605	24,728	—
Transamerica High Yield Bond	67,120,855	797,076	(53,267,706)	(2,379,663)	1,192,937	13,463,499	1,474,644	856,183	—
Transamerica Intermediate Bond	54,154,163	4,530,068	(3,364,684)	(49,853)	(1,218,244)	54,051,450	5,426,852	367,891	—
Transamerica International Equity	205,118,580	—	(7,076,617)	1,968,598	(2,849,933)	197,160,628	10,142,008	—	—
Transamerica International Growth	210,985,817	3,322,502	(5,246,625)	217,161	(4,146,613)	205,132,242	23,048,567	—	—
Transamerica International Small Cap Value	56,714,629	—	(3,719,800)	632,619	(95,415)	53,532,033	3,777,843	—	—
Transamerica Jennison Growth VP	28,461,136	—	(2,307,629)	327,692	1,001,248	27,482,447	2,447,235	—	—
Transamerica Large Cap Value	25,160,747	81,319	—	—	(905,989)	24,336,077	2,019,591	81,320	—
Transamerica PIMCO Total Return VP	37,375,651	2,762,519	(2,370,946)	(2,986)	(496,711)	37,267,527	3,266,216	—	—
Transamerica Unconstrained Bond	10,800,720	51,004,942	(1,642,380)	32,555	(541,251)	59,654,586	5,912,248	222,334	—

Total	$738,920,846	$94,476,215	$(93,163,178)	$125,795	$(7,193,390)	$733,166,288	63,147,230	$1,660,193	$—

Transamerica Madison Balanced Allocation VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,110,518	$2,956	$—	$—	$(8,325)	$1,105,149	119,476	$2,955	$—
Transamerica Core Bond	19,000,400	1,118,657	(2,174,800)	(25,162)	(286,976)	17,632,119	1,806,570	118,657	—
Transamerica Dividend Focused	6,472,060	195,342	(2,206,102)	48,912	(182,508)	4,327,704	399,973	20,342	—

Transamerica Series Trust	Page 18	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

8. AFFILIATES AND OTHER AFFILIATED TRANSACTIONS (continued):

Transamerica Madison Balanced Allocation VP (continued)	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Inflation Opportunities	$1,958,482	$4,238,380	$(1,250,000)	$(13,193)	$(25,255)	$4,908,414	488,886	$13,380	$—
Transamerica International Equity	5,227,735	—	(1,983,407)	141,654	(138,314)	3,247,668	167,061	—	—
Transamerica International Growth	2,347,190	—	(400,564)	1,356	(37,016)	1,910,966	214,715	—	—
Transamerica JPMorgan Enhanced Index VP	1,149,187	1,000,000	(903,379)	103,275	(130,340)	1,218,743	57,137	—	—
Transamerica Large Cap Value	2,482,923	1,837,287	(506,939)	(12,875)	(123,112)	3,677,284	305,169	12,288	—
Transamerica Mid Cap Value Opportunities	282,971	—	(174,275)	5,650	(1,910)	112,436	9,803	—	—
Transamerica Short-Term Bond	8,368,084	1,107,392	—	(75)	(71,860)	9,403,541	947,938	54,557	—
Transamerica Small/Mid Cap Value VP	6,697,023	3,125,000	(3,416,601)	425,280	(368,972)	6,461,730	304,225	—	—
Transamerica WMC US Growth VP	6,932,274	1,050,000	(597,459)	117,330	94,893	7,597,038	252,477	—	—

Total	$62,028,847	$13,675,014	$(13,613,526)	$792,152	$(1,279,695)	$61,602,792	5,073,430	$222,179	$—

Transamerica Madison Conservative Allocation VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,300,566	$3,810	$(1,850,217)	$(51,246)	$22,087	$1,425,000	154,054	$3,810	$—
Transamerica Core Bond	14,787,249	1,341,937	(2,149,331)	(25,228)	(212,132)	13,742,495	1,408,043	91,937	—
Transamerica Dividend Focused	2,902,105	359,464	(1,205,497)	28,549	(71,119)	2,013,502	186,091	9,464	—
Transamerica Inflation Opportunities	3,212,229	4,166,611	(750,000)	(7,927)	(25,166)	6,595,747	656,947	16,611	—
Transamerica International Equity	1,660,309	—	(634,498)	48,160	(49,388)	1,024,583	52,705	—	—
Transamerica International Growth	1,122,513	—	(452,562)	10,858	(15,402)	665,407	74,765	—	—
Transamerica Large Cap Value	481,529	1,246,089	(250,812)	(23,945)	(30,263)	1,422,598	118,058	4,754	—
Transamerica Mid Cap Value Opportunities	69,577	—	—	—	(1,075)	68,502	5,972	—	—
Transamerica Short-Term Bond	9,591,516	456,562	—	(28)	(78,724)	9,969,326	1,004,972	59,974	—
Transamerica Small/Mid Cap Value VP	2,234,616	1,325,001	(1,567,537)	181,488	(139,926)	2,033,642	95,746	—	—
Transamerica WMC US Growth VP	2,430,225	791,209	(671,904)	127,475	(38,616)	2,638,389	87,683	—	—

Total	$41,792,434	$9,690,683	$(9,532,358)	$288,156	$(639,724)	$41,599,191	3,845,036	$186,550	$—

Transamerica Managed Risk – Balanced ETF VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$69,560,103	$1,286,923	$(5,612,910)	$685,761	$(2,174,791)	$63,745,086	1,215,739	$199,190	$—
DeltaShares® S&P 500 Managed Risk ETF	221,747,226	2,572,601	(20,102,153)	2,583,203	(6,325,575)	200,475,302	3,794,739	783,674	—
DeltaShares® S&P 600 Managed Risk ETF	30,397,024	—	(2,795,945)	355,690	(544,324)	27,412,445	513,534	71,104	—
DeltaShares® S&P International Managed Risk ETF	131,296,882	6,443,335	(11,259,749)	1,243,969	(1,912,969)	125,811,468	2,393,004	320,244	—

Total	$453,001,235	$10,302,859	$(39,770,757)	$4,868,623	$(10,957,659)	$417,444,301	7,917,016	$1,374,212	$—

Transamerica Managed Risk – Conservative ETF VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$6,671,637	$—	$(592,012)	$31,697	$(215,104)	$5,896,218	112,452	$18,424	$—
DeltaShares® S&P 500 Managed Risk ETF	21,515,213	—	(2,373,921)	145,019	(639,822)	18,646,489	352,954	72,891	—
DeltaShares® S&P 600 Managed Risk ETF	2,984,446	—	(338,301)	21,995	(60,634)	2,607,506	48,848	6,763	—
DeltaShares® S&P International Managed Risk ETF	10,935,793	—	(1,035,417)	40,048	(172,045)	9,768,379	185,800	24,865	—

Total	$42,107,089	$—	$(4,339,651)	$238,759	$(1,087,605)	$36,918,592	700,054	$122,943	$—

Transamerica Managed Risk – Growth ETF VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$54,248,162	$—	$(2,854,748)	$152,847	$(1,630,064)	$49,916,197	951,996	$155,978	$—

Transamerica Series Trust	Page 19	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

8. AFFILIATES AND OTHER AFFILIATED TRANSACTIONS (continued):

Transamerica Managed Risk – Growth ETF VP (continued)	Value December 31, 2017	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 500 Managed Risk ETF	$174,175,888	$—	$(12,222,863)		$784,215	$(4,815,074)	$157,922,166	2,989,263	$617,331	$—
DeltaShares® S&P 600 Managed Risk ETF	23,764,939	—	(1,584,129)		102,992	(385,565)	21,898,237	410,233	56,801	—
DeltaShares® S&P International Managed Risk ETF	99,203,735	—	(4,987,300)		195,200	(1,349,527)	93,062,108	1,770,093	236,883	—

Total	$351,392,724	$—	$(21,649,040)		$1,235,254	$(8,180,230)	$322,798,708	6,121,585	$1,066,993	$—

Transamerica Multi-Manager Alternative Strategies VP	Value December 31, 2017	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$983	$—	$—		$—	$192	$1,175	101	$—	$—
Transamerica Core Bond	42,705	187	(20,000)		(411)	(424)	22,057	2,260	187	—
Transamerica Developing Markets Equity	35,083	27,000	(62,523)		5,434	(4,994)	—	—	—	—
Transamerica Emerging Markets Debt	141,531	33,446	(4,000)		127	(910)	170,194	15,628	1,446	—
Transamerica Emerging Markets Equity	38,059	85,000	(4,500)		822	1,886	121,267	10,365	—	—
Transamerica Event Driven	233,043	70,000	(9,000)		580	2,619	297,242	28,581	—	—
Transamerica Global Multifactor Macro	273,545	60,000	(9,000)		(1,083)	16,322	339,784	37,587	—	—
Transamerica Global Real Estate Securities	71,980	20,000	(20,500)		(1,223)	(1,491)	68,766	5,034	—	—
Transamerica High Yield Bond	123,691	46,982	(0	)(B)	(4)	(3,167)	167,502	18,346	2,091	—
Transamerica Inflation Opportunities	213,204	46,669	(5,000)		45	(1,202)	253,716	25,271	669	—
Transamerica Long/Short Strategy	219,015	50,000	(6,000)		(3,095)	4,683	264,603	42,541	—	—
Transamerica Managed Futures Strategy	218,298	68,500	(3,000)		(1,110)	(6,479)	276,209	36,059	—	—
Transamerica MLP & Energy Income	63,691	36,656	(4,500)		(268)	(9,903)	85,676	12,922	1,156	—
Transamerica Unconstrained Bond	370,668	114,995	(8,000)		121	(5,079)	472,705	46,849	3,159	—

Total	$2,045,496	$659,435	$(156,023)		$(65)	$(7,947)	$2,540,896	281,544	$8,708	$—

(A)	Rounds to less than $1 or $(1).

9. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolios’ investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears

Transamerica Series Trust	Page 20	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

9. RISK FACTORS (continued):

those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Money market risk: A change in interest rates or a decline in the market value of a Government Money Market investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in Government Money Market, or its yield, to decline. While Government Money Market seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which Government Money Market invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not Government Money Market invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of Government Money Market’s investments may be negatively affected.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolios’ financial statements.

11. SUBSEQUENT EVENTS

The Board approved a new investment sub-advisory agreement with Greystone Managed Investments, Inc. and a fund name change from Transamerica MFS International Equity VP to Transamerica Greystone International Growth VP. These changes will take effect on or around May 1, 2018.

Management has evaluated subsequent events through the date of issuance of this report, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ report.

Transamerica Series Trust	Page 21	March 31, 2018 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 22, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 22, 2018